Unique ID  LoanID  Seller Loan ID  Servicer Loan ID  Loan Exception ID  Exception Type  Exception Grade  Exception                                                                         Exception Detail                                                                  Exception Information                                                             Amount of Underdisclosure  Compliance Factors                                                                Subject to Predatory - Unable to Test  Origination Date  Statute of Limitation Date  State  Purpose at Origination                     Occupancy at Origination  Disposition 3 UAL State  Fitch Exception Level Grade  Moody's Exception Level Grade  DBRS Exception Level Grade  S&P Exception Level Grade  Date Reported by AMC  Date Cure Provided  Cured / Waived  Cleared  Issue with Cure Doc  Unable to Clear  QM Status                             Seller Comments                                                                   AMC Additional Comments
625489216  XXX     XXX             XXX               3063638            compliance      3                Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing             Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable                                                                                                                                                                                                         Yes                                    3/XX/2004                                     GA     Refinance - Rate/Term                      Primary                   No                       D                            D                              D                           D                          5/XX/2017                                                          Yes                                                                         2017/XX/18: Additional HUD provide                                                2017/XX/18: HUD not legible
                                                                                                                                                                                           Federal, State or Local compliance testing.
625489216  XXX     XXX             XXX               3063639            compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Yes                                    3/XX/2004                                     GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          5/XX/2017
                                                                                                                                                                                           an application date of 2/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/XX/2003.
625489216  XXX     XXX             XXX               3081198            compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                    Yes                                    3/XX/2004                                     GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          5/XX/2017
625488655  XXX     XXX             XXX               3048250            compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2008                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          5/XX/2017
                                                                                                                                                                                           an application date of 7/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/XX/2008.
625488655  XXX     XXX             XXX               3048294            credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         7/XX/2008                                     MD     Purchase                                   Primary                   No                       C                            C                              C                           C                          5/XX/2017
625488655  XXX     XXX             XXX               3048331            credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              7/XX/2008                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          5/XX/2017
                                                                                                         following clauses:
625488655  XXX     XXX             XXX               3048347            credit          2                Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                        7/XX/2008                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          5/XX/2017
625488655  XXX     XXX             XXX               3066966            compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           7/XX/2008                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          5/XX/2017
625488742  XXX     XXX             XXX               3053309            credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          5/XX/2017
625488742  XXX     XXX             XXX               3053386            credit          3                Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                 3/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          5/XX/2017
625488742  XXX     XXX             XXX               3053416            credit          2                Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                        3/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          5/XX/2017
625488742  XXX     XXX             XXX               3053425            credit          2                Final Title Policy is missing. No evidence of title was found in file.                                                                                                                                                                                                                                                                                                                                    3/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          5/XX/2017
625488742  XXX     XXX             XXX               3053459            compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           3/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          5/XX/2017
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488742  XXX     XXX             XXX               3053460            compliance      2                FHA Case Number Assignment Date Missing                                           FHA Case # Assignment Date missing. Creditor application date used as FHA case #                                                                                                                                                                                                                                        3/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          5/XX/2017
                                                                                                                                                                                           assignment date for purposes of any applicable compliance testing.
625488742  XXX     XXX             XXX               3066672            compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL Itemization did not disclose the closing fee of $XXX as a prepaid finance     $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            3/XX/2006         3/XX/2009                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          5/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          charge. The Lender's TIL reflects MI dropping off after 218 months, however, the                             for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             audited TIL indicates MI should drop off after 216 months.                                                   liability.
625489096  XXX     XXX             XXX               3056153            credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2008                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          5/XX/2017
625489096  XXX     XXX             XXX               3056273            credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         8/XX/2008                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          5/XX/2017
625489096  XXX     XXX             XXX               3056277            credit          2                Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                        8/XX/2008                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          5/XX/2017
625489096  XXX     XXX             XXX               3056288            compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2008                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          5/XX/2017
                                                                                                                                                                                           an application date of 7/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/XX/2008.
625489096  XXX     XXX             XXX               3068893            compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           8/XX/2008                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          5/XX/2017
625489366  XXX     XXX             XXX               3061143            compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      12/XX/2006                                    FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          5/XX/2017
625489366  XXX     XXX             XXX               3061163            compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2006                                    FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          5/XX/2017
                                                                                                                                                                                           an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
625489366  XXX     XXX             XXX               3079697            compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           12/XX/2006                                    FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          5/XX/2017
625488684  XXX     XXX             XXX               3043435            compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           5/XX/2004                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          5/XX/2017
625488684  XXX     XXX             XXX               3043896            compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2004                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          5/XX/2017
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488684  XXX     XXX             XXX               3043899            compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2004         5/XX/2005                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          5/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488684  XXX     XXX             XXX               3069419            credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2004                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          5/XX/2017
625488684  XXX     XXX             XXX               3069451            compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2004                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          5/XX/2017
                                                                                                                                                                                           an application date of 4/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2004.
625488684  XXX     XXX             XXX               3069452            compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2004                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          5/XX/2017
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488684  XXX     XXX             XXX               3069453            compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2004         5/XX/2005                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          5/XX/2017
                                                                                                                                                                                           Loan Application Date.
625489162  XXX     XXX             XXX               3934266            compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          4/XX/2007                                     IN     Purchase                                   Investment                Yes                      B                            B                              B                           B                          8/XX/2017
625489162  XXX     XXX             XXX               3934267            compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2007                                     IN     Purchase                                   Investment                Yes                      B                            B                              B                           B                          8/XX/2017
                                                                                                                                                                                           an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
625489162  XXX     XXX             XXX               3946087            compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           4/XX/2007                                     IN     Purchase                                   Investment                Yes                      B                            B                              B                           B                          8/XX/2017
625488189  XXX     XXX             XXX               3926064            compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2005         8/XX/2006                   OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          8/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488189  XXX     XXX             XXX               3926065            compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2005         8/XX/2006                   OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          8/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625489699  XXX     XXX             XXX               3925636            compliance      3                (Missing Doc) Incomplete loan images/file                                                                                                                           Incomplete Loan File. Note, Security and Final Title in the file, unable to run                                                                                                                UTD                                    12/XX/2006                                    CA     Refinance                                  Primary                   No                       D                            D                              D                           D                          9/XX/2017
                                                                                                                                                                                                                                                                             compliance.
625488406  XXX     XXX             XXX               4254368            compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      Yes                                    7/XX/2003                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
625488406  XXX     XXX             XXX               4254369            compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        Yes                                    7/XX/2003                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       D                            D                              D                           D                          9/XX/2017                                                          Yes                                                                         2017/XX/08: Received page 1 of HUD.                                               2017/XX/08: Received page 1 of HUD. Missing all fees and required information
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      from other pages of HUD, so exception will remain.
625488406  XXX     XXX             XXX               4254370            compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    7/XX/2003         7/XX/2004                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           borrower.
625488406  XXX     XXX             XXX               4254371            compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    7/XX/2003         7/XX/2004                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488406  XXX     XXX             XXX               4254372            compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                     Yes                                    7/XX/2003         7/XX/2006                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2017
625488406  XXX     XXX             XXX               4254373            compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    7/XX/2003         7/XX/2006                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488406  XXX     XXX             XXX               4254375            credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                       Yes                                    7/XX/2003                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                         following clauses:
625488406  XXX     XXX             XXX               4254377            compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               Yes                                    7/XX/2003                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2017
625487931  XXX     XXX             XXX               4254744            compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      7/XX/2003                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
625487931  XXX     XXX             XXX               4254784            compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2003                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.
625487931  XXX     XXX             XXX               4254785            compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2003         7/XX/2004                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           borrower.
625487931  XXX     XXX             XXX               4254786            compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2003         7/XX/2004                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625487931  XXX     XXX             XXX               4254787            compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            7/XX/2003         7/XX/2006                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
625487931  XXX     XXX             XXX               4254788            compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2003         7/XX/2006                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625487931  XXX     XXX             XXX               4266569            compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           7/XX/2003                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
625487931  XXX     XXX             XXX               4266570            compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing             RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2003                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           Disclosure to borrower.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488893  XXX     XXX             XXX               4260306            compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           5/XX/2003                                     TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2017
625488893  XXX     XXX             XXX               4260308            credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2003                                     TX     Purchase                                   Primary                   No                       C                            C                              C                           C                          9/XX/2017
625488893  XXX     XXX             XXX               4260686            compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      5/XX/2003                                     TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2017
625488893  XXX     XXX             XXX               4260778            compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2003                                     TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.
625488893  XXX     XXX             XXX               4260780            compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2003         5/XX/2004                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           borrower.
625488893  XXX     XXX             XXX               4260781            compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2003         5/XX/2004                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488893  XXX     XXX             XXX               4260782            compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2003         5/XX/2004                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488893  XXX     XXX             XXX               4266826            compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            5/XX/2003                                     TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489367  XXX     XXX             XXX               4254696            credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2003                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          9/XX/2017
625489367  XXX     XXX             XXX               4254766            compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            5/XX/2003                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489367  XXX     XXX             XXX               4254777            compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      5/XX/2003                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2017
625489367  XXX     XXX             XXX               4254802            compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2003                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.
625489367  XXX     XXX             XXX               4254806            compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2003         5/XX/2006                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2017
625489367  XXX     XXX             XXX               4254807            compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2003         5/XX/2006                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489367  XXX     XXX             XXX               4254810            compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2003         5/XX/2004                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489367  XXX     XXX             XXX               4266608            compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           5/XX/2003                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2017
625488673  XXX     XXX             XXX               4254597            compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2003         4/XX/2004                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           borrower.
625488673  XXX     XXX             XXX               4254598            compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2003         4/XX/2004                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625487928  XXX     XXX             XXX               4254748            credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2003                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          9/XX/2017
625487928  XXX     XXX             XXX               4254852            compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2003                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.
625487928  XXX     XXX             XXX               4254853            compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2003         5/XX/2004                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           borrower.
625487928  XXX     XXX             XXX               4254854            compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2003         5/XX/2004                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625487928  XXX     XXX             XXX               4254855            compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2003         5/XX/2006                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2017
625487928  XXX     XXX             XXX               4254856            compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2003         5/XX/2006                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625487928  XXX     XXX             XXX               4254860            compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            5/XX/2003                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625487928  XXX     XXX             XXX               4254876            compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      5/XX/2003                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2017
625487928  XXX     XXX             XXX               4266682            compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           5/XX/2003                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2017
625489687  XXX     XXX             XXX               4254639            credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2003                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          9/XX/2017
625489687  XXX     XXX             XXX               4254640            compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           5/XX/2003                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
625489687  XXX     XXX             XXX               4254646            compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            5/XX/2003                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489687  XXX     XXX             XXX               4254650            compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      5/XX/2003                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
625489687  XXX     XXX             XXX               4254661            compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2003                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.
625489687  XXX     XXX             XXX               4254662            compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2003         5/XX/2004                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           borrower.
625489687  XXX     XXX             XXX               4254663            compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2003         5/XX/2004                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489687  XXX     XXX             XXX               4254664            compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2003         5/XX/2006                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
625489687  XXX     XXX             XXX               4254665            compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2003         5/XX/2006                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489495  XXX     XXX             XXX               4259785            compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2003         5/XX/2004                   OK     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           borrower.
625489495  XXX     XXX             XXX               4259786            compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2003         5/XX/2004                   OK     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489495  XXX     XXX             XXX               4259787            compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine the reason for the under disclosure due to missing the        $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            5/XX/2003         5/XX/2006                   OK     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          itemization of amount financed.                                                                              for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489633  XXX     XXX             XXX               4258783            credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2003                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          9/XX/2017
625489633  XXX     XXX             XXX               4259489            compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      5/XX/2003                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
625489633  XXX     XXX             XXX               4259499            compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2003                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.
625489633  XXX     XXX             XXX               4259501            compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2003         5/XX/2004                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           borrower.
625489633  XXX     XXX             XXX               4259503            compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2003         5/XX/2004                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489633  XXX     XXX             XXX               4259505            compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2003         5/XX/2006                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
625489633  XXX     XXX             XXX               4259506            compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2003         5/XX/2006                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489633  XXX     XXX             XXX               4266863            compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           5/XX/2003                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
625489633  XXX     XXX             XXX               4266864            compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            5/XX/2003                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489633  XXX     XXX             XXX               4266883            compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing             RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2003                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           Disclosure to borrower.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489460  XXX     XXX             XXX               4255604            credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               Yes                                    12/XX/2001                                    GA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          9/XX/2017
625489460  XXX     XXX             XXX               4255605            compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                    Yes                                    12/XX/2001                                    GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
625489460  XXX     XXX             XXX               4255739            compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               Yes                                    12/XX/2001                                    GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
625489460  XXX     XXX             XXX               4255826            compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Yes                                    12/XX/2001                                    GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001.
625489460  XXX     XXX             XXX               4255827            compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    12/XX/2001        12/XX/2002                  GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           borrower.
625489460  XXX     XXX             XXX               4255828            compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    12/XX/2001        12/XX/2002                  GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489460  XXX     XXX             XXX               4255829            compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                     Yes                                    12/XX/2001        12/XX/2004                  GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
625489460  XXX     XXX             XXX               4255830            compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    12/XX/2001        12/XX/2004                  GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489460  XXX     XXX             XXX               4266859            compliance      3                Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing             Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable                                                                                                                                                                                                         Yes                                    12/XX/2001                                    GA     Refinance - Rate/Term                      Primary                   No                       D                            D                              D                           D                          9/XX/2017                                                          Yes                                                                         2017/XX/08: Received page 1 of HUD.                                               2017/XX/08: Received page 1 of HUD. Missing all fees and needed information so
                                                                                                                                                                                           Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exception will remain.
625488605  XXX     XXX             XXX               4354004            credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2004                                    CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          9/XX/2017
625488605  XXX     XXX             XXX               4357168            credit          3                FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not      FEMA Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                          11/XX/2004                                    CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          9/XX/2017
                                                                                                         been inspected.
625488605  XXX     XXX             XXX               4357286            compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2004                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
625488605  XXX     XXX             XXX               4357287            compliance      2                California Primary Residence Late Charge Percent Testing                          Note late charge exceeds maximum per state.                                       Erroneous exception- California statute allows for a late charge of up to 6%;                                                                                                                                                         11/XX/2004                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                                                                                                             Note indicates penalty of 5% after 15 days.
625488605  XXX     XXX             XXX               4357289            compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2004        11/XX/2005                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           Loan Application Date.
625488605  XXX     XXX             XXX               4358761            credit          3                AUS/Guideline Findings: All conditions were not met                                                                                                                 File does not contain one month's asset statements for all funds used to                                                                                                                                                              11/XX/2004                                    CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          9/XX/2017
                                                                                                                                                                                                                                                                             qualify, most recent paystub with 30 days YTD history, and verbal VOE dated within 10 days of closing as required by AUS findings.
625488605  XXX     XXX             XXX               4358768            credit          3                Income Docs Missing:                                                              Borrower: XXX Paystubs (2004), VVOE - Employment Only (2004)                      File does not contain most recent paystub with 30 days YTD history and verbal                                                                                                                                                         11/XX/2004                                    CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          9/XX/2017
                                                                                                                                                                                                                                                                             VOE dated within 10 days of closing per AUS findings.
625488605  XXX     XXX             XXX               4359284            compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2004        11/XX/2005                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           Loan Application Date.
625488605  XXX     XXX             XXX               4359285            compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Variance is due to lender disclosing Escrow Fee as $XXX vs. $XXX on final HUD-1,  $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            11/XX/2004        11/XX/2005                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                       for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488683  XXX     XXX             XXX               4355150            credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2003                                     CA     Refinance - Cash-out - Other               UTD                       No                       C                            C                              C                           C                          9/XX/2017
625488683  XXX     XXX             XXX               4355153            credit          3                Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                                                              4/XX/2003                                     CA     Refinance - Cash-out - Other               UTD                       No                       D                            D                              D                           D                          9/XX/2017
625488683  XXX     XXX             XXX               4355156            credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          4/XX/2003                                     CA     Refinance - Cash-out - Other               UTD                       No                       C                            C                              C                           C                          9/XX/2017
625488683  XXX     XXX             XXX               4355157            credit          3                Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                                                                                    4/XX/2003                                     CA     Refinance - Cash-out - Other               UTD                       No                       C                            C                              C                           C                          9/XX/2017
625488683  XXX     XXX             XXX               4355159            compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2003                                     CA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.
625488683  XXX     XXX             XXX               4355161            compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2003         4/XX/2004                   CA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           borrower.
625488683  XXX     XXX             XXX               4355162            compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2003         4/XX/2004                   CA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488683  XXX     XXX             XXX               4355163            compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            4/XX/2003         4/XX/2006                   CA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2017
625488683  XXX     XXX             XXX               4355164            compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2003         4/XX/2006                   CA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2017
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488683  XXX     XXX             XXX               4355165            credit          3                Hazard Insurance Error: Subject hazard insurance premium is missing from                                                                                                                                                                                                                                                                                                                                  4/XX/2003                                     CA     Refinance - Cash-out - Other               UTD                       No                       C                            C                              C                           C                          9/XX/2017
                                                                                                         evidence of insurance.
625488683  XXX     XXX             XXX               4355166            credit          3                FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not      FEMA Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                          4/XX/2003                                     CA     Refinance - Cash-out - Other               UTD                       No                       C                            C                              C                           C                          9/XX/2017
                                                                                                         been inspected.
625488683  XXX     XXX             XXX               4355167            compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            4/XX/2003                                     CA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2017
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488683  XXX     XXX             XXX               4355168            credit          3                Missing Document: Approval not provided                                                                                                                                                                                                                                                                                                                                                                   4/XX/2003                                     CA     Refinance - Cash-out - Other               UTD                       No                       C                            C                              C                           C                          9/XX/2017
625488683  XXX     XXX             XXX               4355169            credit          3                Missing Document: Mortgage Loan Payoff Statement not provided                                                                                                                                                                                                                                                                                                                                             4/XX/2003                                     CA     Refinance - Cash-out - Other               UTD                       No                       C                            C                              C                           C                          9/XX/2017
625488683  XXX     XXX             XXX               4355171            compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      4/XX/2003                                     CA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2017
625488683  XXX     XXX             XXX               4355173            compliance      2                Unable to determine occupancy, compliance results were generated using a                                                                                                                                                                                                                                                                                                                                  4/XX/2003                                     CA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2017
                                                                                                         defaulted value of Primary.
625488683  XXX     XXX             XXX               4355174            credit          3                The hazard insurance policy does not reflect the Lender as Payee.                                                                                                                                                                                                                                                                                                                                         4/XX/2003                                     CA     Refinance - Cash-out - Other               UTD                       No                       C                            C                              C                           C                          9/XX/2017
625488683  XXX     XXX             XXX               4355182            compliance      2                California Primary Residence Late Charge Percent Testing                          Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                             4/XX/2003                                     CA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2017
625489254  XXX     XXX             XXX               6298024            credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               Yes                                    2/XX/2007                                     NE     Refinance - UTD                            Primary                   No                       C                            C                              C                           C                          4/XX/2018
625489254  XXX     XXX             XXX               6298472            compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      Yes                                    2/XX/2007                                     NE     Refinance - UTD                            Primary                   No                       B                            B                              B                           B                          4/XX/2018
                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
625489254  XXX     XXX             XXX               6298474            compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        Yes                                    2/XX/2007                                     NE     Refinance - UTD                            Primary                   No                       D                            D                              D                           D                          4/XX/2018
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625489254  XXX     XXX             XXX               6298475            compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Yes                                    2/XX/2007                                     NE     Refinance - UTD                            Primary                   No                       B                            B                              B                           B                          4/XX/2018
                                                                                                                                                                                           an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625489254  XXX     XXX             XXX               6298476            compliance      2                (Missing Data) Missing Information to Determine Origination Channel               Unable to determine the origination channel based on the loan documents provided                                                                                                                                                                                                 Yes                                    2/XX/2007                                     NE     Refinance - UTD                            Primary                   No                       B                            B                              B                           B                          4/XX/2018
                                                                                                                                                                                           for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
625489254  XXX     XXX             XXX               6298479            compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                     Yes                                    2/XX/2007         2/XX/2010                   NE     Refinance - UTD                            Primary                   No                       B                            B                              B                           B                          4/XX/2018
625489254  XXX     XXX             XXX               6298480            compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    2/XX/2007         2/XX/2010                   NE     Refinance - UTD                            Primary                   No                       B                            B                              B                           B                          4/XX/2018
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489254  XXX     XXX             XXX               6298609            compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                     Yes                                    2/XX/2007                                     NE     Refinance - UTD                            Primary                   No                       B                            B                              B                           B                          4/XX/2018
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489254  XXX     XXX             XXX               6298647            compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               Yes                                    2/XX/2007                                     NE     Refinance - UTD                            Primary                   No                       B                            B                              B                           B                          4/XX/2018
625488438  XXX     XXX             XXX               10024098           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          2/XX/2007                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          1/XX/2019
625488438  XXX     XXX             XXX               10024099           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2007                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          1/XX/2019
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488438  XXX     XXX             XXX               10024100           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing Itemization of Amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            2/XX/2007         2/XX/2008                   MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          1/XX/2019
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          Financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488438  XXX     XXX             XXX               10024101           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2007                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          1/XX/2019
                                                                                                                                                                                           an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
625488438  XXX     XXX             XXX               10024102           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2007                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          1/XX/2019
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488597  XXX     XXX             XXX               10031745           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2006                                    CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          1/XX/2019
                                                                                                                                                                                           an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
625488597  XXX     XXX             XXX               10031746           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2006                                    CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          1/XX/2019
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488597  XXX     XXX             XXX               10031747           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2006        12/XX/2007                  CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          1/XX/2019
                                                                                                                                                                                           Loan Application Date.
625488597  XXX     XXX             XXX               10031748           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2006        12/XX/2007                  CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          1/XX/2019
                                                                                                                                                                                           Loan Application Date.
625489053  XXX     XXX             XXX               10522693           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/2007                                    FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          2/XX/2019
625489053  XXX     XXX             XXX               10524105           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             12/XX/2007                                    FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          2/XX/2019
                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
625489053  XXX     XXX             XXX               10524106           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               12/XX/2007                                    FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                          2/XX/2019             2/XX/2019                           Yes                                                                                                                                                                    2019/XX/23: Received Final HUD, exception cleared.
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625489053  XXX     XXX             XXX               10524107           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2007                                    FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                          2/XX/2019             2/XX/2019                           Yes                                                                                                                                                                    2019/XX/23: Received Final HUD, exception cleared.
                                                                                                                                                                                           an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625489053  XXX     XXX             XXX               10524108           compliance      2                Property Type Not Provided                                                        (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                                                                                              12/XX/2007                                    FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          2/XX/2019
                                                                                                                                                                                           residence, state and federal testing may be impacted.
625489053  XXX     XXX             XXX               10524109           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            12/XX/2007        12/XX/2010                  FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          2/XX/2019
625489053  XXX     XXX             XXX               10524110           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2007        12/XX/2010                  FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          2/XX/2019
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489053  XXX     XXX             XXX               10524220           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            12/XX/2007                                    FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          2/XX/2019
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489053  XXX     XXX             XXX               10524250           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      12/XX/2007                                    FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          2/XX/2019
625489053  XXX     XXX             XXX               10782401           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2007                                    FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          2/XX/2019
                                                                                                                                                                                           an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
625489178  XXX     XXX             XXX               13890904           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2007                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C                          9/XX/2019
625489178  XXX     XXX             XXX               13891182           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      5/XX/2007                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          9/XX/2019
625489178  XXX     XXX             XXX               13891184           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                              5/XX/2007                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C                          9/XX/2019
625489178  XXX     XXX             XXX               13891271           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2007                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          9/XX/2019
                                                                                                                                                                                           an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489178  XXX     XXX             XXX               13891272           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2007                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          9/XX/2019
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489178  XXX     XXX             XXX               13904242           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi                  Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           5/XX/2007         5/XX/2010                   NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          9/XX/2019
                                                                                                                                                                                           TILA rescission form was used.
625489178  XXX     XXX             XXX               13904243           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing RTC Signature Date. Unable to determine compliance with rescission                                                                                                                     TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2007         5/XX/2010                   NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          9/XX/2019
                                                                                                                                                                                           timing requirements.
625489178  XXX     XXX             XXX               13904244           compliance      2                Notice of Right To Cancel Not Provided to All Required Parties                    Truth in Lending Act: Notice of Right to Cancel was not signed by all parties                                                                                                                  TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2007         5/XX/2010                   NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          9/XX/2019
                                                                                                                                                                                           whose ownership interest is or will be subject to the security interest.
625488617  XXX     XXX             XXX               14189679           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2006                                    IL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          8/XX/2019
625488617  XXX     XXX             XXX               14189680           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            10/XX/2006                                    IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2019
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488617  XXX     XXX             XXX               14189681           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                        File does not contain either Preliminary or Final Title.                                                                                                                                                                              10/XX/2006                                    IL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          8/XX/2019
625488617  XXX     XXX             XXX               14189682           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             10/XX/2006                                    IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2019
                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
625488617  XXX     XXX             XXX               14189683           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            10/XX/2006        10/XX/2009                  IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2019
625488617  XXX     XXX             XXX               14189684           compliance      2                TILA HELOC - HELOC Brochure Not Provided Timely                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2006        10/XX/2009                  IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2019
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         defense to foreclosure. Assignee liability.
625488617  XXX     XXX             XXX               14189686           compliance      2                TILA HELOC - Important Terms Disclosure Not Provided Timely                       Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2006        10/XX/2009                  IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2019
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         defense to foreclosure. Assignee liability.
625488617  XXX     XXX             XXX               14189687           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2006                                    IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2019
                                                                                                                                                                                           an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
625488370  XXX     XXX             XXX               14213372           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2005                                     NJ     Refinance - UTD                            Primary                   Yes                      C                            C                              C                           C                          8/XX/2019
625488370  XXX     XXX             XXX               14213373           compliance      2                TILA HELOC - HELOC Brochure Missing                                               Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2005         2/XX/2008                   NJ     Refinance - UTD                            Primary                   Yes                      B                            B                              B                           B                          8/XX/2019
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488370  XXX     XXX             XXX               14213374           compliance      2                TILA HELOC - Important Terms Disclosure Missing                                   Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to                                                                                                                     TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2005         2/XX/2008                   NJ     Refinance - UTD                            Primary                   Yes                      B                            B                              B                           B                          8/XX/2019
                                                                                                                                                                                           borrower.                                                                                                                                                                                      defense to foreclosure. Assignee liability.
625488370  XXX     XXX             XXX               14213375           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2005                                     NJ     Refinance - UTD                            Primary                   Yes                      B                            B                              B                           B                          8/XX/2019
                                                                                                                                                                                           an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488370  XXX     XXX             XXX               14213376           compliance      2                Property Type Not Provided                                                        (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                                                                                              2/XX/2005                                     NJ     Refinance - UTD                            Primary                   Yes                      B                            B                              B                           B                          8/XX/2019
                                                                                                                                                                                           residence, state and federal testing may be impacted.
625488370  XXX     XXX             XXX               14213377           compliance      3                New Jersey Home Loan (Late Charge)                                                Unable to determine if loan contains an impermissible late charge due to missing                                                                                                               Assignee Liability: Assignees and purchasers of New Jersey high cost home loans                                          2/XX/2005                                     NJ     Refinance - UTD                            Primary                   Yes                      C                            C                              C                           C                          8/XX/2019
                                                                                                                                                                                           information.                                                                                                                                                                                   are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan.
                                                                                                                                                                                                                                                                                                                                                                                          Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and
                                                                                                                                                                                                                                                                                                                                                                                          (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                          ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.
625488370  XXX     XXX             XXX               14213380           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            2/XX/2005         2/XX/2008                   NJ     Refinance - UTD                            Primary                   Yes                      B                            B                              B                           B                          8/XX/2019
625488370  XXX     XXX             XXX               14213383           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            2/XX/2005                                     NJ     Refinance - UTD                            Primary                   Yes                      B                            B                              B                           B                          8/XX/2019
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488370  XXX     XXX             XXX               14213385           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                        File does not contain either Preliminary or Final Title.                                                                                                                                                                              2/XX/2005                                     NJ     Refinance - UTD                            Primary                   Yes                      C                            C                              C                           C                          8/XX/2019
625488114  XXX     XXX             XXX               15483057           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                 TIL in file indicated to be final, expected funding date same as disbursement                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    11/XX/2006        11/XX/2007                  GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                             and/or note date but is not signed or dated by borrower so cannot confirm that                               defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                             borrower received.
625488114  XXX     XXX             XXX               15483058           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      Yes                                    11/XX/2006                                    GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
625488114  XXX     XXX             XXX               15483059           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        Yes                                    11/XX/2006                                    GA     Purchase                                   Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488114  XXX     XXX             XXX               15483061           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    11/XX/2006        11/XX/2007                  GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           application due to missing information.
625488114  XXX     XXX             XXX               15483063           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    11/XX/2006        11/XX/2007                  GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489330  XXX     XXX             XXX               16450228           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2007                                    WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          2/XX/2020
                                                                                                                                                                                           an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488847  XXX     XXX             XXX               16454590           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2002                                     OH     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          2/XX/2020
625488847  XXX     XXX             XXX               16454705           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2002                                     OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          2/XX/2020
                                                                                                                                                                                           an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488847  XXX     XXX             XXX               16454707           compliance      2                Ohio Prepayment Penalty                                                           Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state                                                                                                                                                                                                                                            6/XX/2002                                     OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          2/XX/2020
                                                                                                                                                                                           maximum of 1% of the original balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.
625489205  XXX     XXX             XXX               18270822           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2004                                     NY     Purchase                                   Primary                   No                       C                            C                              C                           C                          9/XX/2020
625489205  XXX     XXX             XXX               18271304           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2004                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2020
                                                                                                                                                                                           an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488770  XXX     XXX             XXX               18271003           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2004                                     MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2020
                                                                                                                                                                                           an application date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
625488770  XXX     XXX             XXX               18271004           compliance      2                Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure     Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 Assignee liability is unclear. Purchasers and assignees would not appear to be                                           7/XX/2004                                     MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2020
                                                                                                         Not Provided Timely)                                                              Loan Application Date.                                                                                                                                                                         liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.
625488770  XXX     XXX             XXX               18271005           compliance      2                Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided       Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 Assignee liability is unclear. Purchasers and assignees would not appear to be                                           7/XX/2004                                     MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2020
                                                                                                         Timely                                                                            Loan Application Date.                                                                                                                                                                         liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.
625488770  XXX     XXX             XXX               18271006           compliance      2                Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing)       Michigan Consumer Mortgage Protection Act: List of HUD-approved credit                                                                                                                                                                                                                                                  7/XX/2004                                     MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2020
                                                                                                                                                                                           counseling agencies not provided to borrower at the time of application.
625487944  XXX     XXX             XXX               18278418           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/1998                                     WV     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          9/XX/2020
625487944  XXX     XXX             XXX               18278742           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/1998                                     WV     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2020
                                                                                                                                                                                           an application date of 07/XX/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date.
625487944  XXX     XXX             XXX               18278743           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from                                                                                       $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            7/XX/1998         7/XX/2001                   WV     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2020
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                       for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625487944  XXX     XXX             XXX               18278744           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 07/XX/1998, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            7/XX/1998         7/XX/2001                   WV     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2020
                                                                                                         Date                                                                              three (3) business days from transaction date of 07/XX/1998.
625487944  XXX     XXX             XXX               18278752           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            7/XX/1998                                     WV     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2020
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625487944  XXX     XXX             XXX               18278753           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              7/XX/1998                                     WV     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2020
                                                                                                         following clauses:
625489052  XXX     XXX             XXX               18364284           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      9/XX/2001                                     WA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489052  XXX     XXX             XXX               18364285           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2001                                     WA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489052  XXX     XXX             XXX               18364286           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2001         9/XX/2004                   WA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489052  XXX     XXX             XXX               18364287           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2001         9/XX/2004                   WA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489052  XXX     XXX             XXX               18364288           credit          3                Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                                                              9/XX/2001                                     WA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       D                            D                              D                           D
625488834  XXX     XXX             XXX               18366516           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2002         5/XX/2005                   TX     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488834  XXX     XXX             XXX               18366517           credit          3                Missing Document: Appraisal not provided                                          Valuation Type: Stated / Valuation Report Date: <empty>                                                                                                                                                                                                                                                           5/XX/2002                                     TX     Refinance - Rate/Term                      Primary                   No                       D                            D                              D                           D
625488834  XXX     XXX             XXX               18366518           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2002         5/XX/2005                   TX     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625489165  XXX     XXX             XXX               18368927           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     The under disclosure is payment stream related due to lender's TIL reflecting MI  $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            1/XX/2003         1/XX/2004                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          being in force for 126 months, however based on loan amount and appraised value                              for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             the MI would be in force for 138 months.                                                                     liability.
625488961  XXX     XXX             XXX               18374488           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2004                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488961  XXX     XXX             XXX               18374489           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2004         7/XX/2005                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489172  XXX     XXX             XXX               18377151           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2005                                    FL     Purchase                                   Second Home               No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489172  XXX     XXX             XXX               18377152           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2005        11/XX/2006                  FL     Purchase                                   Second Home               No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488071  XXX     XXX             XXX               18377828           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488071  XXX     XXX             XXX               18377829           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489363  XXX     XXX             XXX               18382097           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2007                                     AZ     Purchase                                   Primary                   No                       C                            C                              C                           C
625489363  XXX     XXX             XXX               18382098           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          5/XX/2007                                     AZ     Purchase                                   Primary                   No                       B                            B                              B                           B
625489363  XXX     XXX             XXX               18382099           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2007                                     AZ     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489363  XXX     XXX             XXX               18382100           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2007         6/XX/2008                   AZ     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           application due to missing information.
625489363  XXX     XXX             XXX               18382101           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2007         6/XX/2008                   AZ     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489363  XXX     XXX             XXX               18382102           credit          3                Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                                                              5/XX/2007                                     AZ     Purchase                                   Primary                   No                       D                            D                              D                           D
625489449  XXX     XXX             XXX               18383754           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          9/XX/2007                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489449  XXX     XXX             XXX               18383755           compliance      2                (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario                                                                                                                                                                                                                                         9/XX/2007                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           between Creditor Application Date and Transaction Date used to determine rate used for testing.
625489449  XXX     XXX             XXX               18383756           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2007                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489449  XXX     XXX             XXX               18383757           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2007                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489449  XXX     XXX             XXX               18383758           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2007         9/XX/2008                   NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625489449  XXX     XXX             XXX               18383759           compliance      2                CHARM Booklet Disclosure Prior to Closing Timing                                  TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2007         9/XX/2008                   NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625489428  XXX     XXX             XXX               18384413           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          12/XX/2007                                    TX     Purchase                                   Primary                   No                       B                            B                              B                           B
625488337  XXX     XXX             XXX               18385497           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2008                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488337  XXX     XXX             XXX               18385498           credit          3                Missing Document: Appraisal not provided                                          Valuation Type: Stated / Valuation Report Date: 04/XX/2008                                                                                                                                                                                                                                                              5/XX/2008                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       D                            D                              D                           D
625488805  XXX     XXX             XXX               18385979           compliance      2                Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)  Washington HB 2770: Mortgage loan file does not contain a disclosure summary of                                                                                                                The Act does not appear to provide for assignee liability.                                                               1/XX/2009                                     WA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           all material terms provided to borrower.
625488575  XXX     XXX             XXX               18387748           compliance      2                (Doc Error) GFE Error: There is no evidence that the interest rate was locked                                                                                                                                                                                                                                                                                                                             11/XX/2011                                    FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         prior to closing
625488575  XXX     XXX             XXX               18387749           compliance      2                (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario                                                                                                                                                                                                                                         11/XX/2011                                    FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           between Creditor Application Date and Transaction Date used to determine rate used for testing.
625488575  XXX     XXX             XXX               18387750           compliance      2                SAFE Act - NMLS Info Not in File                                                  Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not                                                                                                                  Liability appears to be limited to originators/licensees.                                                                11/XX/2011                                    FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           present on loan application.
625488575  XXX     XXX             XXX               18387751           compliance      2                RESPA (2010) - Loan Amount on Final GFE Inaccurate                                RESPA (2010): Loan Amount on Final GFE does not match Note.                                                                                                                                    RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2011                                    FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488575  XXX     XXX             XXX               18387752           compliance      2                RESPA (2010) - Initial Payment on GFE Inaccurate                                  RESPA (2010): Initial payment on GFE does not match actual payment on loan.                                                                                                                    RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2011                                    FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488575  XXX     XXX             XXX               18387753           compliance      2                RESPA - Initial Escrow Account statement Inaccurate                               RESPA: Initial escrow account statement does not match charges on HUD-1/Final                                                                                                                  RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2011                                    FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Closing Disclosure.                                                                                                                                                                            within the statute or implementing regulation, Regulation X, for these type of violations.
625488575  XXX     XXX             XXX               18387754           compliance      2                RESPA Servicing Disclosure: Servicing Disclosure Statement Missing                RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2011                                    FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Statement.                                                                                                                                                                                     within the statute or implementing regulation, Regulation X, for these type of violations.
625488826  XXX     XXX             XXX               18389018           credit          3                Missing Document: Appraisal not provided                                          Valuation Type: Stated / Valuation Report Date: <empty>                                                                                                                                                                                                                                                           6/XX/2012                                     FL     Refinance - Rate/Term                      Investment                No                       D                            D                              D                           D
625488994  XXX     XXX             XXX               18391066           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in a FEMA Disaster area. Provide a post-disaster                                                                                                                                                      6/XX/2015                                     TX     Purchase                                   Primary                   No                       C                            C                              C                           C                                                                                                                                   Temporary SHQM (GSE/Agency Eligible)
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage to the subject. The inspection must
                                                                                                                                                                                           Disaster Name: XXX                                                                include exterior photos of the subject.
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488994  XXX     XXX             XXX               18391067           property        1                Loan is to go in a securitization and reflects only one valuation product when                                                                                                                                                                                                                                                                                                                            6/XX/2015                                     TX     Purchase                                   Primary                   No                       C                            C                              C                           C                                                                                                                                   Temporary SHQM (GSE/Agency Eligible)                                                                                    2020/XX/24: Regraded to EV1
                                                                                                         two are required.
625488994  XXX     XXX             XXX               18391068           compliance      2                RESPA Disclosure - HUD Settlement Cost Booklet Missing                            RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.      No evidence Borrower received disclosure                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2015                                     TX     Purchase                                   Primary                   No                       B                            B                              B                           B                                                                                                                                   Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488994  XXX     XXX             XXX               18391069           compliance      2                2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Fully   Truth in Lending Act (MDIA 2011): The fully-indexed rate on the Final TIL does    The fully-indexed rate on the Final TIL does not match the fully-indexed rate                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2015         6/XX/2016                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B                                                                                                                                   Temporary SHQM (GSE/Agency Eligible)
                                                                                                         Indexed Rate Inaccurate                                                           not match the fully-indexed rate for the loan.                                    for the loan. Fully indexed rate disclosed on final TIL states XX.XX and system                              defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                             states XXXX. Difference is due to rounding.
625488994  XXX     XXX             XXX               18391070           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,     No evidence Borrower received disclosure                                                                     TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2015         6/XX/2016                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B                                                                                                                                   Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488994  XXX     XXX             XXX               18391071           credit          2                The Investor's qualifying total debt ratio is less than the QM qualifying total   Investor's qualifying DTI: 25.94132%                                              Tax certificate (D0190) which shows taxes at an annual amount of $XXX.                                                                                                                                                                6/XX/2015                                     TX     Purchase                                   Primary                   No                       B                            B                              B                           B                                                                                                                                   Temporary SHQM (GSE/Agency Eligible)
                                                                                                         debt ratio.                                                                       QM qualifying DTI: 28.85902%
625489012  XXX     XXX             XXX               18763477           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               4/XX/2004                                     MI     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625489012  XXX     XXX             XXX               18763478           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2004                                     MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489012  XXX     XXX             XXX               18763479           compliance      2                ARM Disclosure Compliant                                                          TIL variable rate disclosure: ARM loan program disclosure does not match terms                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2004         4/XX/2005                   MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           of loan.
625489012  XXX     XXX             XXX               18763480           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2004         4/XX/2005                   MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489012  XXX     XXX             XXX               18763481           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2004         4/XX/2005                   MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489012  XXX     XXX             XXX               18763482           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from                                                                                       $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            4/XX/2004         4/XX/2005                   MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                       for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488948  XXX     XXX             XXX               18763695           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2006         7/XX/2007                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488948  XXX     XXX             XXX               18763696           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               7/XX/2006                                     TX     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488948  XXX     XXX             XXX               18763697           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2006         7/XX/2007                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488665  XXX     XXX             XXX               18763754           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               4/XX/2004                                     OH     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488665  XXX     XXX             XXX               18763755           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2004         4/XX/2005                   OH     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488547  XXX     XXX             XXX               18764114           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               2/XX/2004                                     KY     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488547  XXX     XXX             XXX               18764115           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Closing instructions indicate the Index used was 1.182%. The lowest Index         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            2/XX/2004         2/XX/2007                   KY     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          available within the Look-back period is 1.19%.                                                              for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488547  XXX     XXX             XXX               18764116           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2004         2/XX/2005                   KY     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488547  XXX     XXX             XXX               18764117           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2004         2/XX/2005                   KY     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488671  XXX     XXX             XXX               18764212           compliance      2                Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure     Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure                                                                                                                  Assignee liability is unclear. Purchasers and assignees would not appear to be                                           1/XX/2004                                     MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         Not Provided Timely)                                                              not provided to borrower at the time of application.                                                                                                                                           liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.
625488671  XXX     XXX             XXX               18764213           compliance      2                Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided       Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership                                                                                                                 Assignee liability is unclear. Purchasers and assignees would not appear to be                                           1/XX/2004                                     MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         Timely                                                                            Counseling Notice not provided to borrower at the time of application.                                                                                                                         liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.
625488671  XXX     XXX             XXX               18764214           compliance      2                Michigan Consumer Mortgage Protection Act (Counseling Agencies List)              Michigan Consumer Mortgage Protection Act: List of HUD-approved credit                                                                                                                                                                                                                                                  1/XX/2004                                     MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           counseling agencies not provided to borrower.
625488671  XXX     XXX             XXX               18764215           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2004         1/XX/2005                   MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488671  XXX     XXX             XXX               18764216           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2004         1/XX/2005                   MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625488671  XXX     XXX             XXX               18764217           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Closing instructions indicate the Index used was 1.1%. The closest Index          $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            1/XX/2004         1/XX/2007                   MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          available in our look-back period is 1.19%.                                                                  for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488671  XXX     XXX             XXX               18764218           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               1/XX/2004                                     MI     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488671  XXX     XXX             XXX               18764219           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      1/XX/2004                                     MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
625488713  XXX     XXX             XXX               18764239           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      10/XX/2001                                    NC     Purchase                                   Second Home               No                       B                            B                              B                           B                          10/XX/2017
625488713  XXX     XXX             XXX               18764240           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               10/XX/2001                                    NC     Purchase                                   Second Home               No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488713  XXX     XXX             XXX               18764241           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2001                                    NC     Purchase                                   Second Home               No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 9/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2001.
625488713  XXX     XXX             XXX               18764242           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL Itemization did not disclose the closing attorney fee of $XXX the attorney    $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            10/XX/2001        10/XX/2002                  NC     Purchase                                   Second Home               No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          review fee of $XXX or the assignment recording fee of $XXX as prepaid finance                                for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             charges.                                                                                                     liability.
625489502  XXX     XXX             XXX               18764243           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          6/XX/2006                                     IN     Purchase                                   Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
625489502  XXX     XXX             XXX               18764244           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               6/XX/2006                                     IN     Purchase                                   Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625489502  XXX     XXX             XXX               18764245           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2006         6/XX/2007                   IN     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489502  XXX     XXX             XXX               18764246           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2006         6/XX/2007                   IN     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625489048  XXX     XXX             XXX               18764416           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2004         1/XX/2005                   KY     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489176  XXX     XXX             XXX               18764555           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               1/XX/2004                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625489176  XXX     XXX             XXX               18764556           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2004                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/XX/2003.
625489176  XXX     XXX             XXX               18764557           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2004         1/XX/2005                   OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625489176  XXX     XXX             XXX               18764558           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2004         1/XX/2005                   OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625489627  XXX     XXX             XXX               18764637           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2006         6/XX/2007                   MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489627  XXX     XXX             XXX               18764638           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2006         6/XX/2007                   MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489627  XXX     XXX             XXX               18764639           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL itemization did not disclose an escrow waiver fee of $XXX as a prepaid        $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            6/XX/2006         6/XX/2010                   MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          finance charge.                                                                                              for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489627  XXX     XXX             XXX               18764640           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               6/XX/2006                                     MA     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488430  XXX     XXX             XXX               18764744           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          5/XX/2006                                     UT     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625488430  XXX     XXX             XXX               18764745           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2006                                     UT     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 4/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
625489560  XXX     XXX             XXX               18764990           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               11/XX/2003                                    MA     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625489560  XXX     XXX             XXX               18764991           compliance      2                ARM Disclosure Status                                                             Unable to determine if loan file contains ARM Disclosure due to missing           Date Sent or Date Signed were not provided.                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2003        11/XX/2004                  MA     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           information.
625488895  XXX     XXX             XXX               18765187           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                        Tested                                 5/XX/2006                                     SC     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488895  XXX     XXX             XXX               18765188           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               Tested                                 5/XX/2006                                     SC     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625488895  XXX     XXX             XXX               18765189           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Tested                                 5/XX/2006         5/XX/2007                   SC     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488895  XXX     XXX             XXX               18765190           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Tested                                 5/XX/2006         5/XX/2007                   SC     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625488895  XXX     XXX             XXX               18765191           compliance      3                (Doc Error) HUD Error: Disbursement date is earlier than notary/security                                                                                            Disbursement date: 5/XX/2006. Notary date on the mortgage 5/XX/2006.                                                                                                                           Tested                                 5/XX/2006                                     SC     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         instrument date.
625488895  XXX     XXX             XXX               18765192           compliance      2                South Carolina Home Loan (Complaint Agency Disclosure Not Provided)               South Carolina Home Loan: Borrower not provided with a document specifying the                                                                                                                 Exceptions occurring more than 6 years ago may be outside the states statute of   Tested                                 5/XX/2006         5/XX/2012                   SC     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           agency designated to receive complaints or inquiries about the origination and                                                                                                                 limitations. Due to the potential remedies available to a court, this exception
                                                                                                                                                                                           making of the loan.                                                                                                                                                                            carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
625489182  XXX     XXX             XXX               18765247           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               2/XX/2004                                     WI     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625489182  XXX     XXX             XXX               18765248           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2004         2/XX/2005                   WI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower.
625489182  XXX     XXX             XXX               18765249           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2004         2/XX/2005                   WI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488986  XXX     XXX             XXX               18765294           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2006                                     NH     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488986  XXX     XXX             XXX               18765295           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2006                                     NH     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488986  XXX     XXX             XXX               18765296           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2006         4/XX/2007                   NH     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488986  XXX     XXX             XXX               18765297           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2006         4/XX/2007                   NH     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488986  XXX     XXX             XXX               18765298           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               4/XX/2006                                     NH     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488561  XXX     XXX             XXX               18765454           compliance      3                Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing                         Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or                                                                                                                                                                                                   Yes                                    11/XX/2003                                    AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       D                            D                              D                           D                          10/XX/2017
                                                                                                                                                                                           Local compliance testing.
625488561  XXX     XXX             XXX               18765455           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     The itemization of amount financed did not include the wire fee of $XXX the       $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years     Yes                                    11/XX/2003        11/XX/2006                  AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          courier fee of $XXX the application fee of $XXX as prepaid finance charges.                                  for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488561  XXX     XXX             XXX               18765456           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Yes                                    11/XX/2003                                    AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 11/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.
625488561  XXX     XXX             XXX               18765457           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    11/XX/2003        11/XX/2004                  AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625488561  XXX     XXX             XXX               18765458           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    11/XX/2003        11/XX/2004                  AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625489291  XXX     XXX             XXX               18765627           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                    No                                     3/XX/2008                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625489291  XXX     XXX             XXX               18765628           compliance      3                Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing             Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable                                                                                                                                                                                                         No                                     3/XX/2008                                     CA     Purchase                                   Primary                   No                       D                            D                              D                           D                          10/XX/2017
                                                                                                                                                                                           Federal, State or Local compliance testing.
625489291  XXX     XXX             XXX               18765629           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions       No                                     3/XX/2008                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489291  XXX     XXX             XXX               18765630           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               No                                     3/XX/2008                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625489291  XXX     XXX             XXX               18765631           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               No                                     3/XX/2008                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
625489291  XXX     XXX             XXX               18765632           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     3/XX/2008                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 2/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/XX/2008.
625489291  XXX     XXX             XXX               18765633           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions       No                                     3/XX/2008                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489291  XXX     XXX             XXX               18765634           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                  No                                     3/XX/2008         3/XX/2009                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625489291  XXX     XXX             XXX               18765635           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                  No                                     3/XX/2008         3/XX/2009                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625489466  XXX     XXX             XXX               18765886           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2006         4/XX/2007                   NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489466  XXX     XXX             XXX               18765887           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               4/XX/2006                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488106  XXX     XXX             XXX               18765890           compliance      2                ARM Disclosure Status                                                             Unable to determine if loan file contains ARM Disclosure due to missing                                                                                                                        TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2003         8/XX/2004                   KY     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           information.
625488106  XXX     XXX             XXX               18765891           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2003         8/XX/2004                   KY     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489562  XXX     XXX             XXX               18765928           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               9/XX/2003                                     MI     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625489562  XXX     XXX             XXX               18765929           compliance      2                Michigan Consumer Mortgage Protection Act (Counseling Agencies List)              Michigan Consumer Mortgage Protection Act: List of HUD-approved credit                                                                                                                                                                                                                                                  9/XX/2003                                     MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           counseling agencies not provided to borrower.
625489562  XXX     XXX             XXX               18765930           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2003         9/XX/2004                   MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488224  XXX     XXX             XXX               18765987           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2006         3/XX/2007                   MN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488224  XXX     XXX             XXX               18765988           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2006         3/XX/2007                   MN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625489451  XXX     XXX             XXX               18765992           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               8/XX/2003                                     GA     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625489451  XXX     XXX             XXX               18765993           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2003         8/XX/2004                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489451  XXX     XXX             XXX               18765994           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            8/XX/2003         8/XX/2004                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488309  XXX     XXX             XXX               18766024           credit          2                Final Title Policy is missing. No evidence of title was found in file.                                                                                                                                                                                                                                                                                                                                    2/XX/2008                                     AZ     Purchase                                   Investment                No                       B                            B                              B                           B                          10/XX/2017
625489446  XXX     XXX             XXX               18766078           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          2/XX/2006                                     MA     Purchase                                   Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
625489446  XXX     XXX             XXX               18766079           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          2/XX/2006                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
625489446  XXX     XXX             XXX               18766080           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2006                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 2/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/XX/2006.
625489446  XXX     XXX             XXX               18766081           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2006         2/XX/2007                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625489446  XXX     XXX             XXX               18766082           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2006         2/XX/2007                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625489446  XXX     XXX             XXX               18766083           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               2/XX/2006                                     MA     Purchase                                   Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625489446  XXX     XXX             XXX               18766084           credit          2                Final Title Policy is missing. No evidence of title was found in file.                                                                                                                                                                                                                                                                                                                                    2/XX/2006                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
625488570  XXX     XXX             XXX               18766109           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          2/XX/2006                                     AZ     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625488570  XXX     XXX             XXX               18766110           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          2/XX/2006                                     AZ     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
625488570  XXX     XXX             XXX               18766111           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2006         2/XX/2007                   AZ     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488570  XXX     XXX             XXX               18766112           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2006         2/XX/2007                   AZ     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625488216  XXX     XXX             XXX               18766338           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2008                                     MD     Refinance - Cash-out - Other               Investment                No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 2/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/XX/2008.
625488216  XXX     XXX             XXX               18766339           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2008                                     MD     Refinance - Cash-out - Other               Investment                No                       C                            C                              C                           C                          10/XX/2017
625489282  XXX     XXX             XXX               18766500           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          1/XX/2006                                     MD     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          10/XX/2017
625489282  XXX     XXX             XXX               18766501           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2006         1/XX/2007                   MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489396  XXX     XXX             XXX               18766684           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          10/XX/2000                                    IL     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625489396  XXX     XXX             XXX               18766685           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2000        10/XX/2001                  IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489396  XXX     XXX             XXX               18766686           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               10/XX/2000                                    IL     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625489396  XXX     XXX             XXX               18766687           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2000        10/XX/2001                  IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625489573  XXX     XXX             XXX               18766733           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          1/XX/2006                                     CT     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625489573  XXX     XXX             XXX               18766734           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          1/XX/2006                                     CT     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
625489573  XXX     XXX             XXX               18766735           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2006                                     CT     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/XX/2005.
625489573  XXX     XXX             XXX               18766736           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              1/XX/2006                                     CT     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489573  XXX     XXX             XXX               18766737           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2006         1/XX/2007                   CT     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625489573  XXX     XXX             XXX               18766738           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2006         1/XX/2007                   CT     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489573  XXX     XXX             XXX               18766739           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               1/XX/2006                                     CT     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625489573  XXX     XXX             XXX               18766740           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       1/XX/2006                                     CT     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625488035  XXX     XXX             XXX               18766779           credit          3                Missing Document: Missing Final 1003                                                                                                                                Final loan application not found in package                                                                                                                                                                                           5/XX/2002                                     OH     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          10/XX/2017
625488035  XXX     XXX             XXX               18766780           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                         Loan package from 2002- no inspection from 2006 available                                                                                                                                                                             5/XX/2002                                     OH     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488035  XXX     XXX             XXX               18766781           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2002         5/XX/2003                   OH     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower.
625488035  XXX     XXX             XXX               18766782           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2002         5/XX/2003                   OH     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488035  XXX     XXX             XXX               18766783           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine as the file did not contain an itemization of amount          $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            5/XX/2002         5/XX/2005                   OH     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488035  XXX     XXX             XXX               18766785           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 5/XX/2002, prior to                                                                                                                TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2002         5/XX/2005                   OH     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         Date                                                                              three (3) business days from transaction date of 5/XX/2002.
625489160  XXX     XXX             XXX               18766870           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               1/XX/2006                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625489160  XXX     XXX             XXX               18766871           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          1/XX/2006                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
625489160  XXX     XXX             XXX               18766872           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2006         1/XX/2007                   OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488629  XXX     XXX             XXX               18767094           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               8/XX/2000                                     TX     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488629  XXX     XXX             XXX               18767095           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2000         8/XX/2001                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489128  XXX     XXX             XXX               18767382           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               11/XX/2005                                    MA     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625489128  XXX     XXX             XXX               18767383           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2005                                    MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489128  XXX     XXX             XXX               18767385           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2005        11/XX/2006                  MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489128  XXX     XXX             XXX               18767386           compliance      3                Massachusetts Borrower's Interest Tangible Net Benefit Test                       Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced                                                                                                                   The regulations do not clarify the enforcement provisions of Mass. Gen. L. c.                                            11/XX/2005                                    MA     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
                                                                                                                                                                                           within 60 months without providing a tangible net benefit to the borrower due to                                                                                                               183. Accordingly, the consequences of a compliance failure remain unclear. In
                                                                                                                                                                                           missing prior loan information.                                                                                                                                                                particular, it is probable that a violation of the "borrower's interest"
                                                                                                                                                                                                                                                                                                                                                                                          standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.
625489128  XXX     XXX             XXX               18767387           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2005        11/XX/2006                  MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625488285  XXX     XXX             XXX               18768242           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               12/XX/2007                                    MA     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488285  XXX     XXX             XXX               18768243           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2007                                    MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.
625488285  XXX     XXX             XXX               18768244           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2007        12/XX/2008                  MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625488285  XXX     XXX             XXX               18768245           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2007        12/XX/2008                  MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625489437  XXX     XXX             XXX               18768276           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/1999                                    IN     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          10/XX/2017
625489437  XXX     XXX             XXX               18768277           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/1999        12/XX/2000                  IN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489437  XXX     XXX             XXX               18768278           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               12/XX/1999                                    IN     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625489462  XXX     XXX             XXX               18768303           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                         FEMA disaster was after the original loan closing date                                                                                                                                                                                10/XX/2005                                    MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625489462  XXX     XXX             XXX               18768304           compliance      2                FACTA Disclosure Missing                                                          Unable to determine FACTA Credit Score Disclosure was provided due to missing                                                                                                                  There is no Assignee Liability.                                                                                          10/XX/2005                                    MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           information.
625489462  XXX     XXX             XXX               18768305           compliance      2                ARM Disclosure Compliant                                                          TIL variable rate disclosure: ARM loan program disclosure does not match terms                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2005        10/XX/2006                  MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           of loan.
625489462  XXX     XXX             XXX               18768306           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2005        10/XX/2006                  MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489462  XXX     XXX             XXX               18768307           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2005        10/XX/2006                  MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625489597  XXX     XXX             XXX               18768506           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2005                                     FL     Purchase                                   Second Home               No                       C                            C                              C                           C                          10/XX/2017
625489597  XXX     XXX             XXX               18768507           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          9/XX/2005                                     FL     Purchase                                   Second Home               No                       C                            C                              C                           C                          10/XX/2017
625489597  XXX     XXX             XXX               18768508           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               9/XX/2005                                     FL     Purchase                                   Second Home               No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488908  XXX     XXX             XXX               18768602           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               10/XX/1999                                    SC     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488908  XXX     XXX             XXX               18768603           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/1999        10/XX/2000                  SC     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488908  XXX     XXX             XXX               18768604           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/1999        10/XX/2000                  SC     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488511  XXX     XXX             XXX               18768743           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          9/XX/2005                                     MN     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625488511  XXX     XXX             XXX               18768744           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               9/XX/2005                                     MN     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488511  XXX     XXX             XXX               18768745           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL Itemization did not disclose the recording service fee of $XXX closing fee    $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            9/XX/2005         9/XX/2006                   MN     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          of $XXX or the title courier fee of $XXX as prepaid finance charges.                                         for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488511  XXX     XXX             XXX               18768746           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          9/XX/2005                                     MN     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
625488511  XXX     XXX             XXX               18768747           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2005         9/XX/2006                   MN     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489004  XXX     XXX             XXX               18769063           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               1/XX/2005                                     WI     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625489004  XXX     XXX             XXX               18769064           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2005         1/XX/2006                   WI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489004  XXX     XXX             XXX               18769065           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            1/XX/2005         1/XX/2008                   WI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488392  XXX     XXX             XXX               18769222           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               9/XX/2005                                     NY     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488392  XXX     XXX             XXX               18769223           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          9/XX/2005                                     NY     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625488392  XXX     XXX             XXX               18769224           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2005                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 8/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/XX/2005.
625488392  XXX     XXX             XXX               18769225           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2005         9/XX/2006                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625488392  XXX     XXX             XXX               18769226           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2005         9/XX/2006                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489038  XXX     XXX             XXX               18769326           compliance      2                Notice of Special Flood Hazard Disclosure Not Provided Timely                     FDPA Notification Rule: Creditor did not provide a Notice of Special Flood                                                                                                                     Liability for violations cannot be transferred to a subsequent purchaser of a                                            8/XX/2005                                     FL     Purchase                                   Second Home               No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Hazard Disclosure within a reasonable time prior to closing.                                                                                                                                   loan.
625489038  XXX     XXX             XXX               18769327           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2005                                     FL     Purchase                                   Second Home               No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 7/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/XX/2005.
625488889  XXX     XXX             XXX               18769436           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               4/XX/1999                                     IN     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488889  XXX     XXX             XXX               18769437           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/1999         4/XX/2000                   IN     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488889  XXX     XXX             XXX               18769438           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/1999         4/XX/2000                   IN     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489694  XXX     XXX             XXX               18769483           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          8/XX/2005                                     IL     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          10/XX/2017
625489694  XXX     XXX             XXX               18769484           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               8/XX/2005                                     IL     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625489694  XXX     XXX             XXX               18769485           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL itemization did not disclose a courier fee of $XXX and a tax pick up fee of   $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            8/XX/2005         8/XX/2008                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          $XXX as prepaid finance charge                                                                               for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489694  XXX     XXX             XXX               18769486           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2005                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 7/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/XX/2005.
625489694  XXX     XXX             XXX               18769487           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2005                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489694  XXX     XXX             XXX               18769488           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2005         8/XX/2006                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625489694  XXX     XXX             XXX               18769489           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2005         8/XX/2006                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625489364  XXX     XXX             XXX               18769763           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               9/XX/2005                                     MA     Purchase                                   Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625489364  XXX     XXX             XXX               18769764           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          9/XX/2005                                     MA     Purchase                                   Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
625489364  XXX     XXX             XXX               18769765           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          9/XX/2005                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
625489364  XXX     XXX             XXX               18769766           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2005         9/XX/2006                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489364  XXX     XXX             XXX               18769767           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2005         9/XX/2006                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625489364  XXX     XXX             XXX               18769768           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Under-disclosure appears to be due to lender selecting an index value not         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            9/XX/2005         9/XX/2006                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          available in lookback period specified by Note. Variance indicated of $XXX/mo                                for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             over 84 months after first adjustment and $XXX/mo over final 240 of loan term,                               liability.
625488178  XXX     XXX             XXX               18770212           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2007                                     SC     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
625488178  XXX     XXX             XXX               18770213           compliance      2                South Carolina Home Loan (Complaint Agency Disclosure Not Provided)               South Carolina Home Loan: Borrower not provided with a document specifying the                                                                                                                 Exceptions occurring more than 6 years ago may be outside the states statute of                                          8/XX/2007         8/XX/2013                   SC     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           agency designated to receive complaints or inquiries about the origination and                                                                                                                 limitations. Due to the potential remedies available to a court, this exception
                                                                                                                                                                                           making of the loan.                                                                                                                                                                            carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
625488178  XXX     XXX             XXX               18770214           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2007         8/XX/2008                   SC     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488178  XXX     XXX             XXX               18770215           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2007         8/XX/2008                   SC     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488919  XXX     XXX             XXX               18770721           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          7/XX/2005                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625488919  XXX     XXX             XXX               18770722           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               7/XX/2005                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488919  XXX     XXX             XXX               18770723           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          7/XX/2005                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
625488919  XXX     XXX             XXX               18770724           compliance      2                Notice of Special Flood Hazard Disclosure Not Provided Timely                     FDPA Notification Rule: Creditor did not provide a Notice of Special Flood                                                                                                                     Liability for violations cannot be transferred to a subsequent purchaser of a                                            7/XX/2005                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Hazard Disclosure within a reasonable time prior to closing.                                                                                                                                   loan.
625488919  XXX     XXX             XXX               18770725           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2005                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 6/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/XX/2005.
625488919  XXX     XXX             XXX               18770726           compliance      2                ARM Disclosure Status                                                             Unable to determine if loan file contains ARM Disclosure due to missing                                                                                                                        TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2005         7/XX/2006                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           information.
625488919  XXX     XXX             XXX               18770727           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2005         7/XX/2006                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489274  XXX     XXX             XXX               18770852           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          6/XX/2005                                     MA     Purchase                                   Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
625489274  XXX     XXX             XXX               18770853           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          6/XX/2005                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
625489274  XXX     XXX             XXX               18770854           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2005         6/XX/2006                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489274  XXX     XXX             XXX               18770855           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               6/XX/2005                                     MA     Purchase                                   Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625489274  XXX     XXX             XXX               18770856           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      6/XX/2005                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
625489274  XXX     XXX             XXX               18770857           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2005                                     MA     Purchase                                   Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
625489274  XXX     XXX             XXX               18770858           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2005         6/XX/2006                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489274  XXX     XXX             XXX               18770859           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Per Itemization of Amount Financed, lender did not disclose $XXX Recording        $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            6/XX/2005         6/XX/2006                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          Service Fees, $XXX Wire Fee, and $XXX Courier Fee as pre-paid finance charges.                               for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488320  XXX     XXX             XXX               18770918           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               7/XX/2007                                     IN     Refinance - Cash-out - Other               Investment                Yes                      C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488926  XXX     XXX             XXX               18771354           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2002                                    MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/XX/2002.
625488926  XXX     XXX             XXX               18771355           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2002        11/XX/2003                  MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625488926  XXX     XXX             XXX               18771357           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2002        11/XX/2003                  MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488926  XXX     XXX             XXX               18771359           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               11/XX/2002                                    MD     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625489150  XXX     XXX             XXX               18771663           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               6/XX/2007                                     IL     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625489150  XXX     XXX             XXX               18771664           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          6/XX/2007                                     IL     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625489150  XXX     XXX             XXX               18771665           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       6/XX/2007                                     IL     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625489150  XXX     XXX             XXX               18771666           compliance      2                ARM Disclosure Compliant                                                          TIL variable rate disclosure: ARM loan program disclosure does not match terms                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2007         6/XX/2008                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           of loan.
625489150  XXX     XXX             XXX               18771667           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2007         6/XX/2008                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489150  XXX     XXX             XXX               18771668           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2007         6/XX/2008                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489150  XXX     XXX             XXX               18771669           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            6/XX/2007         6/XX/2008                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488677  XXX     XXX             XXX               18771788           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                        No                                     7/XX/2007                                     GA     Refinance - Rate/Term                      Investment                No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488677  XXX     XXX             XXX               18771789           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                   No                                     7/XX/2007                                     GA     Refinance - Rate/Term                      Investment                No                       C                            C                              C                           C                          10/XX/2017
625488677  XXX     XXX             XXX               18771790           compliance      3                Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing             Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable                                                                                                                                                                                                         No                                     7/XX/2007                                     GA     Refinance - Rate/Term                      Investment                No                       D                            D                              D                           D                          10/XX/2017
                                                                                                                                                                                           Federal, State or Local compliance testing.
625488677  XXX     XXX             XXX               18771791           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     7/XX/2007                                     GA     Refinance - Rate/Term                      Investment                No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 6/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/XX/2007.
625488883  XXX     XXX             XXX               18771953           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          5/XX/2005                                     MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
625488883  XXX     XXX             XXX               18771954           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2005         5/XX/2006                   MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488883  XXX     XXX             XXX               18771955           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2005         5/XX/2006                   MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625488883  XXX     XXX             XXX               18771956           compliance      2                Payment Stream Variance: Final Truth In Lending Disclosure has incorrect payment                                                                                                                                                                                                 TILA APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                            5/XX/2005         5/XX/2006                   MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         stream.                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488883  XXX     XXX             XXX               18771957           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               5/XX/2005                                     MI     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488999  XXX     XXX             XXX               18772571           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           4/XX/2005                                     MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488999  XXX     XXX             XXX               18772572           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2005         4/XX/2006                   MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488999  XXX     XXX             XXX               18772573           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               4/XX/2005                                     MI     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488999  XXX     XXX             XXX               18772574           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2005         4/XX/2006                   MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625488190  XXX     XXX             XXX               18772619           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2007                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625488190  XXX     XXX             XXX               18772620           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               5/XX/2007                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488190  XXX     XXX             XXX               18772621           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2007         5/XX/2008                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488190  XXX     XXX             XXX               18772622           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2007         5/XX/2008                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625488175  XXX     XXX             XXX               18772721           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          5/XX/2007                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625488175  XXX     XXX             XXX               18772722           compliance      2                (Missing Data) Flood Hazard Zone                                                  Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone                                                                                                                                                                                                                                        5/XX/2007                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           indicator was not provided. The applicable flood zone related testing cannot be performed.
625488175  XXX     XXX             XXX               18772723           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2007         5/XX/2008                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488175  XXX     XXX             XXX               18772724           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2007         5/XX/2008                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489512  XXX     XXX             XXX               18773662           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          4/XX/2007                                     MN     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          10/XX/2017
625489512  XXX     XXX             XXX               18773663           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               4/XX/2007                                     MN     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625489512  XXX     XXX             XXX               18773664           compliance      2                (Missing Data) Flood Hazard Zone                                                  Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone                                                                                                                                                                                                                                        4/XX/2007                                     MN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           indicator was not provided. The applicable flood zone related testing cannot be performed.
625489512  XXX     XXX             XXX               18773665           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2007         4/XX/2008                   MN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489512  XXX     XXX             XXX               18773666           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2007         4/XX/2008                   MN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489512  XXX     XXX             XXX               18773667           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            4/XX/2007         4/XX/2010                   MN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed                                                                                                     for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489407  XXX     XXX             XXX               18773668           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          3/XX/2007                                     CT     Purchase                                   Investment                No                       C                            C                              C                           C                          10/XX/2017
625489407  XXX     XXX             XXX               18773669           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2007                                     CT     Purchase                                   Investment                No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 3/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/XX/2007.
625489407  XXX     XXX             XXX               18773670           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               3/XX/2007                                     CT     Purchase                                   Investment                No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625489263  XXX     XXX             XXX               18773787           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          4/XX/2007                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
625489263  XXX     XXX             XXX               18773788           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          4/XX/2007                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
625489263  XXX     XXX             XXX               18773789           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2007         4/XX/2008                   NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489263  XXX     XXX             XXX               18773790           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine underdisclosure due to missing itemization of amount          $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            4/XX/2007         4/XX/2010                   NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489263  XXX     XXX             XXX               18773791           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               4/XX/2007                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625489263  XXX     XXX             XXX               18773792           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      4/XX/2007                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
625489263  XXX     XXX             XXX               18773793           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2007         4/XX/2008                   NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625489051  XXX     XXX             XXX               18773994           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               5/XX/2005                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625489051  XXX     XXX             XXX               18773995           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          5/XX/2005                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
625489051  XXX     XXX             XXX               18773996           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2005         5/XX/2006                   OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower.
625489051  XXX     XXX             XXX               18773997           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2005         5/XX/2006                   OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489051  XXX     XXX             XXX               18773998           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2005                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 4/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
625488173  XXX     XXX             XXX               18774183           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2005         3/XX/2006                   OH     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower.
625488173  XXX     XXX             XXX               18774184           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2005         3/XX/2006                   OH     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488173  XXX     XXX             XXX               18774185           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      3/XX/2005                                     OH     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
625488173  XXX     XXX             XXX               18774186           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          3/XX/2005                                     OH     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
625488173  XXX     XXX             XXX               18774187           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine reason for under disclosure due to missing itemization of     $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            3/XX/2005         3/XX/2008                   OH     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          amount financed.                                                                                             for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488173  XXX     XXX             XXX               18774188           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               3/XX/2005                                     OH     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488474  XXX     XXX             XXX               18774516           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       11/XX/2004                                    MN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          10/XX/2017
625488474  XXX     XXX             XXX               18774517           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2004        11/XX/2005                  MN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488474  XXX     XXX             XXX               18774518           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2004        11/XX/2005                  MN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488474  XXX     XXX             XXX               18774519           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               11/XX/2004                                    MN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488400  XXX     XXX             XXX               18774675           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          3/XX/2007                                     AZ     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625488400  XXX     XXX             XXX               18774676           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2007         3/XX/2008                   AZ     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488400  XXX     XXX             XXX               18774677           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2007         3/XX/2008                   AZ     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488141  XXX     XXX             XXX               18774787           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               11/XX/2004                                    OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488141  XXX     XXX             XXX               18774788           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2004                                    OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/XX/2004.
625488141  XXX     XXX             XXX               18774789           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2004                                    OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488141  XXX     XXX             XXX               18774790           credit          2                Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject  Valuation Type: Appraisal / Valuation Report Date: 10/XX/2004 3 Family            Appraisal Indicates property has guest house                                                                                                                                                                                          11/XX/2004                                    OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         property type.
625487948  XXX     XXX             XXX               18774917           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               11/XX/2004                                    OH     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625487948  XXX     XXX             XXX               18774918           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2004                                    OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625487948  XXX     XXX             XXX               18774919           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2004        11/XX/2005                  OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625487948  XXX     XXX             XXX               18774920           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2004                                    OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625487948  XXX     XXX             XXX               18774921           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2004        11/XX/2005                  OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625488059  XXX     XXX             XXX               18775066           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               11/XX/2004                                    IN     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488059  XXX     XXX             XXX               18775067           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2004        11/XX/2005                  IN     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625488642  XXX     XXX             XXX               18775239           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               11/XX/2004                                    MA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488642  XXX     XXX             XXX               18775240           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2004        11/XX/2005                  MA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625488642  XXX     XXX             XXX               18775241           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2004        11/XX/2005                  MA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625487946  XXX     XXX             XXX               18775317           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Lender commitment letter indicates the Index used was 2.043%. The closest Index   $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            12/XX/2004        12/XX/2005                  NV     Purchase                                   Second Home               No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          available in our look-back period is 2.22%.                                                                  for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488626  XXX     XXX             XXX               18775378           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2007         1/XX/2008                   MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488626  XXX     XXX             XXX               18775379           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2007         1/XX/2008                   MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489175  XXX     XXX             XXX               18775397           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2004                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 8/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/XX/2004.
625489175  XXX     XXX             XXX               18775398           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2004         9/XX/2005                   MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625489175  XXX     XXX             XXX               18775399           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2004         9/XX/2005                   MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625489352  XXX     XXX             XXX               18775408           compliance      3                Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing             Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable                                                                                                                                                                                                         Yes                                    4/XX/2002                                     AZ     Refinance - Rate/Term                      Primary                   No                       D                            D                              D                           D                          10/XX/2017
                                                                                                                                                                                           Federal, State or Local compliance testing.
625489352  XXX     XXX             XXX               18775409           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    4/XX/2002         4/XX/2003                   AZ     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489352  XXX     XXX             XXX               18775410           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years     Yes                                    4/XX/2002         4/XX/2005                   AZ     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488366  XXX     XXX             XXX               18775516           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               11/XX/2004                                    SC     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488366  XXX     XXX             XXX               18775517           compliance      2                South Carolina Home Loan (Complaint Agency Disclosure Not Provided)               South Carolina Home Loan: Borrower not provided with a document specifying the                                                                                                                 Exceptions occurring more than 6 years ago may be outside the states statute of                                          11/XX/2004        11/XX/2010                  SC     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           agency designated to receive complaints or inquiries about the origination and                                                                                                                 limitations. Due to the potential remedies available to a court, this exception
                                                                                                                                                                                           making of the loan.                                                                                                                                                                            carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
625488366  XXX     XXX             XXX               18775518           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2004        11/XX/2005                  SC     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488366  XXX     XXX             XXX               18775519           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2004        11/XX/2005                  SC     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625487988  XXX     XXX             XXX               18775877           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2004                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625487988  XXX     XXX             XXX               18775879           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               9/XX/2004                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625487988  XXX     XXX             XXX               18775881           compliance      2                ARM Disclosure Compliant                                                          TIL variable rate disclosure: ARM loan program disclosure does not match terms                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2004         9/XX/2005                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           of loan.
625487988  XXX     XXX             XXX               18775882           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2004         9/XX/2005                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625487988  XXX     XXX             XXX               18775883           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2004         9/XX/2005                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625487988  XXX     XXX             XXX               18775885           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Settlement fee of $XXX Courier Fee of $XXX and Wire Fee of $XXX not included in   $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            9/XX/2004         9/XX/2005                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          finance charges per TIL itemization.                                                                         for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488744  XXX     XXX             XXX               18776133           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               12/XX/2006                                    MA     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488744  XXX     XXX             XXX               18776134           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2006        12/XX/2007                  MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625489164  XXX     XXX             XXX               18776345           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          11/XX/2006                                    CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          10/XX/2017
625489164  XXX     XXX             XXX               18776348           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2006        11/XX/2007                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489164  XXX     XXX             XXX               18776350           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2006        11/XX/2007                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489164  XXX     XXX             XXX               18776351           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               11/XX/2006                                    CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625489164  XXX     XXX             XXX               18776352           compliance      2                TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance    Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            11/XX/2006        11/XX/2009                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         (Circuit 2, 5, 7, 8, 9, 10 or DC)                                                 Model Form for a refinancing by the same creditor. The H-8 form was used, the                                                                                                                  courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           H-9 form should have been used.                                                                                                                                                                rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625488486  XXX     XXX             XXX               18776423           compliance      2                Michigan Consumer Mortgage Protection Act (Counseling Agencies List)              Michigan Consumer Mortgage Protection Act: List of HUD-approved credit                                                                                                                                                                                                                                                  8/XX/2004                                     MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           counseling agencies not provided to borrower.
625488307  XXX     XXX             XXX               18776680           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               11/XX/2006                                    FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488307  XXX     XXX             XXX               18776681           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      11/XX/2006                                    FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
625488307  XXX     XXX             XXX               18776682           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2006                                    FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/XX/2006.
625488307  XXX     XXX             XXX               18776683           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2006        11/XX/2007                  FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489029  XXX     XXX             XXX               18777046           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2006                                    FL     Refinance - Cash-out - Home Improvement    Primary                   No                       C                            C                              C                           C                          10/XX/2017
625489029  XXX     XXX             XXX               18777047           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          10/XX/2006                                    FL     Refinance - Cash-out - Home Improvement    Primary                   No                       C                            C                              C                           C                          10/XX/2017
625489029  XXX     XXX             XXX               18777048           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2006        10/XX/2007                  FL     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489029  XXX     XXX             XXX               18777049           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2006        10/XX/2007                  FL     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488193  XXX     XXX             XXX               18777204           credit          3                Missing Document: Flood Certificate not provided                                                                                                                    Flood Cert not found in file                                                                                                                                                                                                          10/XX/2006                                    SC     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          10/XX/2017
625488193  XXX     XXX             XXX               18777205           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                         Loan package from 2006, inspection date post 2016 is not available                                                                                                                                                                    10/XX/2006                                    SC     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488193  XXX     XXX             XXX               18777206           compliance      2                (Missing Data) Flood Hazard Zone                                                  Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone                                                                                                                                                                                                                                        10/XX/2006                                    SC     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           indicator was not provided. The applicable flood zone related testing cannot be performed.
625488193  XXX     XXX             XXX               18777207           compliance      2                South Carolina Home Loan (Complaint Agency Disclosure Not Provided)               South Carolina Home Loan: Borrower not provided with a document specifying the                                                                                                                 Exceptions occurring more than 6 years ago may be outside the states statute of                                          10/XX/2006        10/XX/2012                  SC     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           agency designated to receive complaints or inquiries about the origination and                                                                                                                 limitations. Due to the potential remedies available to a court, this exception
                                                                                                                                                                                           making of the loan.                                                                                                                                                                            carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
625488829  XXX     XXX             XXX               18777260           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2004                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          10/XX/2017
625488829  XXX     XXX             XXX               18777261           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               8/XX/2004                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488829  XXX     XXX             XXX               18777262           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2004                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 7/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2004.
625488829  XXX     XXX             XXX               18777263           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2004         8/XX/2005                   CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488829  XXX     XXX             XXX               18777264           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Finance charge under disclosed Finance charge under disclosed $XXX. Unable to     $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            8/XX/2004         8/XX/2007                   CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          determine under disclosure. TIL itemization disclosed total prepaid fees in the                              for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             amount of $XXX. HUD reflects $XXX. The index value of 1.9160% was not available.                             liability.
                                                                                                                                                                                                                                                                             The minimum index available of 2.04000% was used. The interest rate increased from 7.25% to 7.375% from approval to closing.
625487934  XXX     XXX             XXX               18777265           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               11/XX/2006                                    TX     Refinance - Cash-out - Other               Second Home               No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625487934  XXX     XXX             XXX               18777266           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2006                                    TX     Refinance - Cash-out - Other               Second Home               No                       C                            C                              C                           C                          10/XX/2017
625487934  XXX     XXX             XXX               18777267           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          11/XX/2006                                    TX     Refinance - Cash-out - Other               Second Home               No                       C                            C                              C                           C                          10/XX/2017
625488461  XXX     XXX             XXX               18777317           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2006        10/XX/2007                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488461  XXX     XXX             XXX               18777318           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2006                                    CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 9/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2006.
625488461  XXX     XXX             XXX               18777319           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2006                                    CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488461  XXX     XXX             XXX               18777320           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2006        10/XX/2007                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Loan Application Date.
625488503  XXX     XXX             XXX               18777441           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2002         3/XX/2003                   UT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488503  XXX     XXX             XXX               18777442           compliance      2                ARM Disclosure Status                                                             Unable to determine if loan file contains ARM Disclosure due to missing                                                                                                                        TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2002         3/XX/2003                   UT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           information.
625488613  XXX     XXX             XXX               18777462           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2006                                    IN     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 9/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2006.
625488613  XXX     XXX             XXX               18777463           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2006                                    IN     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488613  XXX     XXX             XXX               18777464           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2006        10/XX/2007                  IN     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488613  XXX     XXX             XXX               18777465           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Final TIL payment stream reflects MI dropping off after 76 months, however the    $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            10/XX/2006        10/XX/2009                  IN     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          HUD reflects MI dropping off after 77 months.                                                                for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488613  XXX     XXX             XXX               18777466           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               10/XX/2006                                    IN     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488613  XXX     XXX             XXX               18777467           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      10/XX/2006                                    IN     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
625488837  XXX     XXX             XXX               18777750           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2006                                    CT     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625488837  XXX     XXX             XXX               18777751           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          10/XX/2006                                    CT     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
625488837  XXX     XXX             XXX               18777752           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2006                                    CT     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 9/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/XX/2006.
625488837  XXX     XXX             XXX               18777753           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2006        10/XX/2007                  CT     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488837  XXX     XXX             XXX               18777754           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               10/XX/2006                                    CT     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488837  XXX     XXX             XXX               18777755           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      10/XX/2006                                    CT     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
625488055  XXX     XXX             XXX               18777811           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               10/XX/2006                                    AL     Refinance - Cash-out - Other               Second Home               No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488055  XXX     XXX             XXX               18777812           compliance      2                Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure  FDPA Notification Rule: Creditor did not retain record of borrower's receipt of                                                                                                                Liability for violations cannot be transferred to a subsequent purchaser of a                                            10/XX/2006                                    AL     Refinance - Cash-out - Other               Second Home               No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         Missing                                                                           Notice of Special Flood Hazard Disclosure.                                                                                                                                                     loan.
625488055  XXX     XXX             XXX               18777813           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2006                                    AL     Refinance - Cash-out - Other               Second Home               No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 9/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/XX/2006.
625488061  XXX     XXX             XXX               18777993           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          9/XX/2006                                     CA     Refinance - Rate/Term                      Investment                No                       C                            C                              C                           C                          10/XX/2017
625488061  XXX     XXX             XXX               18777994           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2006                                     CA     Refinance - Rate/Term                      Investment                No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 9/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/XX/2006.
625488061  XXX     XXX             XXX               18777995           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               9/XX/2006                                     CA     Refinance - Rate/Term                      Investment                No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625487968  XXX     XXX             XXX               18778108           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               5/XX/2004                                     MI     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625487968  XXX     XXX             XXX               18778109           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2004         5/XX/2005                   MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower.
625487968  XXX     XXX             XXX               18778110           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2004         5/XX/2005                   MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625487968  XXX     XXX             XXX               18778111           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL Itemiizatikon does not list the Origination fee of $XXX. As well it shows     $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            5/XX/2004         5/XX/2005                   MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          the Closing fee of $XXX and the $XXX aplication fee as being paid by someone                                 for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             other than the borrower. The payment stream is also off at month 121. The TIL                                liability.
                                                                                                                                                                                                                                                                             stream has the amount of $XXX for 60 months. However, the calculated stream shows it for 79 months.
625489435  XXX     XXX             XXX               18778208           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               5/XX/2004                                     MI     Refinance - Cash-out - Other               Investment                No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625489435  XXX     XXX             XXX               18778209           compliance      2                Notice of Special Flood Hazard Disclosure Not Provided Timely                     FDPA Notification Rule: Creditor did not provide a Notice of Special Flood                                                                                                                     Liability for violations cannot be transferred to a subsequent purchaser of a                                            5/XX/2004                                     MI     Refinance - Cash-out - Other               Investment                No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           Hazard Disclosure within a reasonable time prior to closing.                                                                                                                                   loan.
625489435  XXX     XXX             XXX               18778210           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2004                                     MI     Refinance - Cash-out - Other               Investment                No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           an application date of 4/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2004.
625488373  XXX     XXX             XXX               18778332           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          9/XX/2006                                     MA     Purchase                                   Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
625488373  XXX     XXX             XXX               18778333           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2006         9/XX/2007                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower.
625488373  XXX     XXX             XXX               18778334           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2006         9/XX/2007                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488373  XXX     XXX             XXX               18778335           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               9/XX/2006                                     MA     Purchase                                   Primary                   Yes                      C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625488694  XXX     XXX             XXX               18778529           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               8/XX/2006                                     RI     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date: XX/XX/XXXX
625488694  XXX     XXX             XXX               18778530           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2006         8/XX/2007                   RI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488694  XXX     XXX             XXX               18778531           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2006         8/XX/2007                   RI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489619  XXX     XXX             XXX               18778577           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2004                                     MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489619  XXX     XXX             XXX               18778578           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2004         4/XX/2005                   MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           borrower within three (3) days of application.
625489619  XXX     XXX             XXX               18778579           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2004         4/XX/2005                   MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2017
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489619  XXX     XXX             XXX               18778580           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               4/XX/2004                                     MI     Purchase                                   Primary                   No                       C                            C                              C                           C                          10/XX/2017
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625487966  XXX     XXX             XXX               29371231           credit          3                Initial Rate Lock rate date is not documented in file.                                                                                                                                                                                                                                                                                                                                                    4/XX/2012                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          7/XX/2023
625487966  XXX     XXX             XXX               29371232           compliance      2                (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario                                                                                                                                                                                                                                         4/XX/2012                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           between Creditor Application Date and Transaction Date used to determine rate used for testing.
625487966  XXX     XXX             XXX               29371233           compliance      2                RESPA (2010) – Written Service Provider List Not Provided Timely                  RESPA (2010) - Borrower did not receive a list of service providers at the time                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2012                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           the Good Faith Estimate was provided.                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625489319  XXX     XXX             XXX               29371369           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2013                                    CA     Refinance - Rate/Term                      Investment                No                       C                            C                              C                           C                          7/XX/2023
625489319  XXX     XXX             XXX               29371370           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2013                                    CA     Refinance - Rate/Term                      Investment                No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488460  XXX     XXX             XXX               29371429           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               No                                     8/XX/2012                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
625488460  XXX     XXX             XXX               29371430           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                   No                                     8/XX/2012                                     CA     Purchase                                   Investment                No                       B                            B                              B                           B                          7/XX/2023
625488460  XXX     XXX             XXX               29371431           compliance      3                Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material    Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable                                                                                                                                                                                                         No                                     8/XX/2012                                     CA     Purchase                                   Investment                No                       D                            D                              D                           D                          7/XX/2023
                                                                                                                                                                                           Federal, State or Local compliance testing.
625488460  XXX     XXX             XXX               29371432           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     8/XX/2012                                     CA     Purchase                                   Investment                No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489503  XXX     XXX             XXX               29371650           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2013                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          7/XX/2023
625489503  XXX     XXX             XXX               29371651           compliance      2                Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not      Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor                                                                                                                  Assignee Liability: Civil actions that may be brought against a creditor may be                                          6/XX/2013                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                         Provided: Unable to determine Anti-Steering compliance/Safe Harbor                due to Anti-Steering Disclosure not provided to borrower.                                                                                                                                      maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of
                                                                                                                                                                                                                                                                                                                                                                                          $XXX or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
                                                                                                                                                                                                                                                                                                                                                                                          Effective 1/XX/2014 in addition to the aforementioned, the individual Loan
                                                                                                                                                                                                                                                                                                                                                                                          Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
625489503  XXX     XXX             XXX               29371652           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          6/XX/2013                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
625489503  XXX     XXX             XXX               29371653           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2013                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489503  XXX     XXX             XXX               29371654           compliance      2                Federal LO Compensation Dual Compensation Pre-Dodd Frank Test                     Loan Originator Compensation: Dual compensation received from both a consumer                                                                                                                  Assignee Liability: Civil actions that may be brought against a creditor may be                                          6/XX/2013         6/XX/2016                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           and person other than consumer.                                                                                                                                                                maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees.
                                                                                                                                                                                                                                                                                                                                                                                          For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
625489503  XXX     XXX             XXX               29371655           compliance      2                SAFE Act - LO Company not licensed at time of application                         Unable to test LO company NMLS license due to missing information.                                                                                                                             Liability appears to be limited to originators/licensees.                                                                6/XX/2013                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
625489503  XXX     XXX             XXX               29371656           compliance      2                SAFE Act - Individual LO NMLS license status not approved                         Unable to test Individual Loan Originator license status due to missing                                                                                                                                                                                                                                                 6/XX/2013                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           information.
625489503  XXX     XXX             XXX               29371657           compliance      2                SAFE Act - Individual LO not licensed at time of application                      Unable to test Loan Originator license due to missing information.                                                                                                                             Liability appears to be limited to originators/licensees.                                                                6/XX/2013                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
625489503  XXX     XXX             XXX               29371658           compliance      2                SAFE Act - LO Company NMLS license status not approved                            Unable to test LO company status due to missing information.                                                                                                                                                                                                                                                            6/XX/2013                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
625489503  XXX     XXX             XXX               29371659           compliance      2                Safe Act NMLS - Missing Evidence of Initial Loan Application Date                 Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine                                                                                                                    Liability appears to be limited to originators/licensees.                                                                6/XX/2013                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
625489503  XXX     XXX             XXX               29371660           compliance      2                RESPA - Initial GFE Not Provided Within 3 Business Days of Application            Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2013                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489503  XXX     XXX             XXX               29371661           compliance      2                RESPA - Initial Escrow Account Statement Missing                                  RESPA: Initial escrow account statement was not provided to the borrower.                                                                                                                      RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2013                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625489503  XXX     XXX             XXX               29371662           compliance      2                RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3  Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2013                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                         Business Days of Application                                                      Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489503  XXX     XXX             XXX               29371663           compliance      2                TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application         Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited                                         6/XX/2013         6/XX/2014                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         as a defense to foreclosure. Assignee liability.
625489503  XXX     XXX             XXX               29371664           compliance      2                2011 TIL-MDIA - Introductory Escrow Payment Inaccurate                            Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2013         6/XX/2016                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           any mortgage insurance, on the Final TIL does not match the amount of taxes and                                                                                                                defense to foreclosure. Assignee liability.
                                                                                                                                                                                           insurance, including any mortgage insurance, for the loan.
625489503  XXX     XXX             XXX               29371665           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI)      Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2013         6/XX/2016                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                         Inaccurate                                                                        does not match the total payment amount for the loan.                                                                                                                                          defense to foreclosure. Assignee liability.
625488816  XXX     XXX             XXX               29371931           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL itemization did not disclose the sign in fees of $XXX and $XXX subordination  $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            4/XX/2005         4/XX/2008                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          recording fee of $XXX and title courier fee of $XXX as prepaid finance charges.                              for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             HUD disclosed prepaid interest fee as $XXX and itemization disclosed as $XXX.                                liability.
625488873  XXX     XXX             XXX               29371954           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      No                                     5/XX/1999                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/1999 used as disbursement date for compliance testing.
625488873  XXX     XXX             XXX               29371955           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing Material                    Missing Final HUD-1. No document containing fees provided. Any applicable         Received only page 1 and a HUD addendum, need page 2 of HUD to complete testing.                                                                                                               No                                     5/XX/1999                                     CA     Purchase                                   Primary                   No                       D                            D                              D                           D                          7/XX/2023                                                                                                                                      2023/XX/18: Full breakdown of final HUD can be found in the Title Insurance       2023/XX/18: Unclear what specific document the seller is referring to, however
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Document pages 45-48                                                              SAMC does not accept escrow instructions or other similar documentation in lieu of a complete, fully executed HUD-1. Exception remains.
625488873  XXX     XXX             XXX               29371956           compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     5/XX/1999                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           an application date of 04/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488516  XXX     XXX             XXX               29371997           compliance      2                Missing Initial Loan Application Compliance Determined Application Date           No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2014                                     CA     Refinance - Cash-out - Other               Investment                No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           an application date of 12/XX/2013. The source for this date is Initial disclosures.
625488359  XXX     XXX             XXX               29372002           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          7/XX/2013                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
625488359  XXX     XXX             XXX               29372003           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2013                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488359  XXX     XXX             XXX               29372004           compliance      2                SAFE Act - LO Company not licensed at time of application                         Unable to test LO company NMLS license due to missing information.                                                                                                                             Liability appears to be limited to originators/licensees.                                                                7/XX/2013                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
625488359  XXX     XXX             XXX               29372005           compliance      2                SAFE Act - Individual LO NMLS license status not approved                         Unable to test Individual Loan Originator license status due to missing                                                                                                                                                                                                                                                 7/XX/2013                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           information.
625488359  XXX     XXX             XXX               29372006           compliance      2                SAFE Act - Individual LO not licensed at time of application                      Unable to test Loan Originator license due to missing information.                                                                                                                             Liability appears to be limited to originators/licensees.                                                                7/XX/2013                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
625488359  XXX     XXX             XXX               29372007           compliance      2                SAFE Act - LO Company NMLS license status not approved                            Unable to test LO company status due to missing information.                                                                                                                                                                                                                                                            7/XX/2013                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
625488359  XXX     XXX             XXX               29372008           compliance      2                Safe Act NMLS - Missing Evidence of Initial Loan Application Date                 Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine                                                                                                                    Liability appears to be limited to originators/licensees.                                                                7/XX/2013                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
625488359  XXX     XXX             XXX               29372009           compliance      2                RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days            RESPA (2010): GFE does not provide minimum ten (10) business day availability                                                                                                                  RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2013                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           for estimate of charges and terms for all other settlement charges.                                                                                                                            within the statute or implementing regulation, Regulation X, for these type of violations.
625488359  XXX     XXX             XXX               29372010           compliance      2                RESPA - Initial GFE Not Provided Within 3 Business Days of Application            Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2013                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488359  XXX     XXX             XXX               29372011           compliance      2                RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3  Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2013                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                         Business Days of Application                                                      Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488359  XXX     XXX             XXX               29372012           compliance      2                TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application         Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited                                         7/XX/2013         7/XX/2014                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         as a defense to foreclosure. Assignee liability.
625488359  XXX     XXX             XXX               29372013           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date   Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" date on the                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2013         7/XX/2016                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                         Inaccurate (ARM loan)                                                             Final TIL does not match the date on which the first regular periodic payment                                                                                                                  defense to foreclosure. Assignee liability.
                                                                                                                                                                                           will be due and the earliest date on which that rate may apply.
625488359  XXX     XXX             XXX               29372014           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest      Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest rate                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2013         7/XX/2016                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                         Rate Inaccurate                                                                   on the Final TIL does not match the maximum interest rate that may apply during                                                                                                                defense to foreclosure. Assignee liability.
                                                                                                                                                                                           the first five (5) years of the loan.
625488359  XXX     XXX             XXX               29372015           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total         Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" total payment                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2013         7/XX/2016                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                         Payment (PITI) Inaccurate                                                         amount (PITI) on the Final TIL does not match the maximum total payment on the                                                                                                                 defense to foreclosure. Assignee liability.
                                                                                                                                                                                           loan during the first five (5) years for the loan.
625488359  XXX     XXX             XXX               29372016           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate    Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does                                                                                                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2013         7/XX/2016                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           not match the earliest date on which the maximum rate may apply.                                                                                                                               defense to foreclosure. Assignee liability.
625488359  XXX     XXX             XXX               29372017           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date           Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2013         7/XX/2016                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                         Inaccurate                                                                        does not match the first adjustment date for the loan.                                                                                                                                         defense to foreclosure. Assignee liability.
625488359  XXX     XXX             XXX               29372018           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest      Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest                                                                                                                      TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2013         7/XX/2016                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                         Payment Inaccurate                                                                payment on the Final TIL does not match the maximum interest payment that may                                                                                                                  defense to foreclosure. Assignee liability.
                                                                                                                                                                                           apply during the first five (5) years of the loan.
625488359  XXX     XXX             XXX               29372019           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal     Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" principal                                                                                                                     TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2013         7/XX/2016                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                         Payment Inaccurate                                                                payment on the Final TIL does not match the maximum principal payment that may                                                                                                                 defense to foreclosure. Assignee liability.
                                                                                                                                                                                           apply during the first five (5) years of the loan.
625488359  XXX     XXX             XXX               29372020           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2013         7/XX/2014                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           application due to missing information.
625488359  XXX     XXX             XXX               29372021           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2013         7/XX/2014                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           Loan Application Date.
625488359  XXX     XXX             XXX               29372022           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2013                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          7/XX/2023
625487915  XXX     XXX             XXX               29372087           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate    Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does                                                                                                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2013        11/XX/2016                  CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           not match the earliest date on which the maximum rate may apply.                                                                                                                               defense to foreclosure. Assignee liability.
625487915  XXX     XXX             XXX               29372088           compliance      2                ARM Disclosure Compliant Test                                                     TIL variable rate disclosure: ARM loan program disclosure does not match terms                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2013        11/XX/2014                  CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           of loan.
625487915  XXX     XXX             XXX               29372089           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2013        11/XX/2014                  CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           application due to missing information.
625487915  XXX     XXX             XXX               29372090           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2013        11/XX/2014                  CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625487915  XXX     XXX             XXX               29372091           compliance      2                TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance    Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            11/XX/2013        11/XX/2016                  CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                         (Circuit 2, 5, 7, 8, 9, 10 or DC)                                                 Model Form for a refinancing by the same creditor. The H-8 form was used, the                                                                                                                  courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           H-9 form should have been used.                                                                                                                                                                rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625487915  XXX     XXX             XXX               29372092           compliance      2                SAFE Act - Individual LO NMLS license status not approved                         Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan                                                                                                                                                                                                                                                 11/XX/2013                                    CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023
                                                                                                                                                                                           Originator not in approved license status to conduct loan origination activities.
625487994  XXX     XXX             XXX               29372449           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 Property inspection report was not included in the file.                                                                                                                                                                              4/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             5/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/31: BPO provided reflecting no damage.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625487994  XXX     XXX             XXX               29372450           compliance      2                RESPA Disclosure - List of Homeownership Counseling Organizations Missing         RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of                                                                                                                      RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM                                                                                                                  2023/XX/13: Document provided cannot be used to clear this condition. Please
                                                                                                                                                                                           Homeownership Counseling Organizations to borrower.                                                                                                                                            within the statute or implementing regulation, Regulation X, for these type of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  provide the list of at least 10 counseling agencies, along with date list was
                                                                                                                                                                                                                                                                                                                                                                                          violations.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     obtained.
625487994  XXX     XXX             XXX               29372451           compliance      1                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2019         4/XX/2020                   CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received; however, see updated condition as it was not provided
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   within 3 business days of application.
625487994  XXX     XXX             XXX               29372452           compliance      1                Check Loan Designation Match - ATR                                                Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    Failure is due to missing asset and income documentation which is waterfalling                               Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              4/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: VOE received. Loan approved under Portfolio Express which allowed
                                                                                                                                                                                           not match Due Diligence Loan Designation of ATR Fail.                             to ATR/QM testing. Lender approved loan as a portfolio express product.                                      Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 stated assets. Condition cleared.
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.
625487994  XXX     XXX             XXX               29372453           compliance      1                General Ability To Repay Provision Employment - W-2                               Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2            Failure is due to missing asset and income documentation which is waterfalling                               Assignee Liability: Violations can result in regular TILA damages (actual                                                4/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: VOE received. Loan approved under Portfolio Express which allowed employment status using reasonably reliable third-party records. (XXX XXX/Wages)  to ATR/QM testing. Lender approved loan as a portfolio express product.                                      damages, statutory damages of up to $XXX costs, and attorney's fees) and                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        stated assets. Condition cleared.
                                                                                                                                                                                                                                                                                                                                                                                          enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625487994  XXX     XXX             XXX               29372455           compliance      1                ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy   Verification appraisal was delivered to borrower was not provided.                                           There is generally no Assignee Liability.                                                                                4/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Appraisal delivery received.
                                                                                                         File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2019)
625487994  XXX     XXX             XXX               29372456           credit          1                No evidence of fraud report in file                                               Credit Report: Original // Borrower: XXX                                                                                                                                                                                                                                                                                4/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received
625487994  XXX     XXX             XXX               29372457           credit          3                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    4/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
625487994  XXX     XXX             XXX               29372458           credit          1                Missing Document: Missing Final 1003                                                                                                                                File is missing fully signed/dated final application.                                                                                                                                                                                 4/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received
625487994  XXX     XXX             XXX               29372460           credit          1                Missing Document: Rider - PUD not provided                                                                                                                          Executed PUD Rider not provided.                                                                                                                                                                                                      4/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received
625487994  XXX     XXX             XXX               29372461           credit          1                Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Executed Security Instrument not provided.                                                                                                                                                                                            4/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received
625487994  XXX     XXX             XXX               29372462           credit          1                Missing Document: Rider - ARM not provided                                                                                                                          Executed ARM Rider not provided.                                                                                                                                                                                                      4/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received
625487994  XXX     XXX             XXX               29372463           compliance      1                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the     ARM Disclosure is missing from the file.                                                                     TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2019         4/XX/2020                   CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received; however, see updated condition as it was not provided
                                                                                                                                                                                           borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      within 3 business days of application.
625487994  XXX     XXX             XXX               29372464           compliance      1                General Ability To Repay Provision Income and Assets - Assets                     Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably      Failure is due to missing asset and income documentation which is waterfalling                               Assignee Liability: Violations can result in regular TILA damages (actual                                                4/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: VOE received. Loan approved under Portfolio Express which allowed
                                                                                                                                                                                           reliable third-party records. (XXX/Savings)                                       to ATR/QM testing. Lender approved loan as a portfolio express product.                                      damages, statutory damages of up to $XXX costs, and attorney's fees) and                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        stated assets. Condition cleared.
                                                                                                                                                                                                                                                                                                                                                                                          enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625487994  XXX     XXX             XXX               29372465           compliance      1                General Ability To Repay Provision Income and Assets - Assets                     Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably      Failure is due to missing asset and income documentation which is waterfalling                               Assignee Liability: Violations can result in regular TILA damages (actual                                                4/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: VOE received. Loan approved under Portfolio Express which allowed
                                                                                                                                                                                           reliable third-party records. (XXX/401(k)/403(b) Account)                         to ATR/QM testing. Lender approved loan as a portfolio express product.                                      damages, statutory damages of up to $XXX costs, and attorney's fees) and                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        stated assets. Condition cleared.
                                                                                                                                                                                                                                                                                                                                                                                          enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625487994  XXX     XXX             XXX               29372466           compliance      2                ARM Disclosure Timing Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the     ARM disclosure provided 3/XX/2019, which was not within 3 days of application.                               TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2019         4/XX/2020                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           borrower within three (3) days of application.
625487994  XXX     XXX             XXX               29372467           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,     CHARM disclosure provided 3/XX/2019, which was not within 3 days of application.                             TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2019         4/XX/2020                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625488997  XXX     XXX             XXX               29372629           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Creditor did not provide a copy of each valuation to applicant three (3)                                                                                                                                                              11/XX/2014                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/10/XX/2014)
625488997  XXX     XXX             XXX               29372630           compliance      2                RESPA Disclosure - HUD Settlement Cost Booklet Missing                            RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.      Creditor did not provide HUD Settlement Cost Booklet.                                                        RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2014                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488997  XXX     XXX             XXX               29372631           compliance      2                RESPA - Initial Escrow Account Statement Missing                                  RESPA: Initial escrow account statement was not provided to the borrower.         Initial escrow account statement was not provided to the borrower.                                           RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2014                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488997  XXX     XXX             XXX               29372632           compliance      2                RESPA Disclosure - List of Homeownership Counseling Organizations Missing         RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of         Creditor did not provide List of Homeownership Counseling Organizations to                                   RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2014                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           Homeownership Counseling Organizations to borrower.                               borrower.                                                                                                    within the statute or implementing regulation, Regulation X, for these type of violations.
625488997  XXX     XXX             XXX               29372633           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                11/XX/2014                                    CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/01: PDI provided, exception cleared.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage. The inspection must include exterior
                                                                                                                                                                                           Disaster Name: XXX                                                                photos and the property must be re-inspected on or after XX/XX/XXXX declared end
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX                                             date.
625488997  XXX     XXX             XXX               29372634           compliance      2                (Doc Error) GFE Error: Changed Circumstance not provided.                         GFE Date: 11/XX/2014 Changed Circumstance not provided for GFE dated 11/XX/2014   Changed Circumstance not provided in file.                                                                                                                                                                                            11/XX/2014                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           from GFE dated 10/XX/2014
625488997  XXX     XXX             XXX               29372635           credit          1                Verification(s) of employment is not within 10 business days of the Note.         Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:   Verification of employment is not within 10 business days of the Note.                                                                                                                                                                11/XX/2014                                    CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/02: VVOEprovided showing confirmation of continued employment on
                                                                                                                                                                                           01/XX/2005                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     11/XX/2014.
625488997  XXX     XXX             XXX               29372636           credit          3                Guideline Issue:Insufficient asset documentation.                                 Financial Institution: XXX // Account Type: Savings / Account Number: XXX         Two months bank statements were not provided as required per the guidelines.                                                                                                                                                          11/XX/2014                                    CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
625488955  XXX     XXX             XXX               29372687           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       2/XX/2021                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Safe Harbor QM                                                                                                          2023/XX/01: BPO provided reflects no damage.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488955  XXX     XXX             XXX               29372688           credit          3                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              E-sign Consent Agreement not provided.                                                                                                                                                                                                2/XX/2021                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Safe Harbor QM
625488955  XXX     XXX             XXX               29372689           compliance      2                ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy   Verification of appraisal was delivered to borrower was not provided                                         There is generally no Assignee Liability.                                                                                2/XX/2021                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                         File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2021)
625488955  XXX     XXX             XXX               29372691           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit  Credit Repot Fee was last disclosed $XXX on LE but disclosed as$XXX on Final CD.                             TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  2/XX/2021         2/XX/2022                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                           Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no      File does not contain COC for this file Cure provided at closing                                             liability.
                                                                                                                                                                                           cure was provided to the borrower. (7520)
625488955  XXX     XXX             XXX               29372692           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood   Flood Certification Fee was not disclosed on Loan Estimate but was disclosed as                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  2/XX/2021         2/XX/2022                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                           Certification (Initial Fee). Fee Amount of $XXX exceeds tolerance of $XXX.        $XXX on the final CD. File does not a valid COC for this fee cure provided at                                liability.
                                                                                                                                                                                           Insufficient or no cure was provided to the borrower. (7531)                      closing.
625488955  XXX     XXX             XXX               29372693           compliance      2                ARM Disclosure Timing Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the     ARM loan program disclosure not provided to the borrower within three (3) days                               TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2021         2/XX/2022                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                           borrower within three (3) days of application.                                    of application.
625488955  XXX     XXX             XXX               29372694           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,     Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to                               TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2021         2/XX/2022                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM                                                                                                          2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of              the borrower within three (3) days of application.
                                                                                                                                                                                           application.
625488955  XXX     XXX             XXX               29372695           credit          2                Loans with an application date after 10/XX/2020 using a LIBOR Index are not       Index: LIBOR - 1 Year (Daily); Note Date: 02/XX/2021                                                                                                                                                                                                                                                                    2/XX/2021                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                         Agency Salable.
625488317  XXX     XXX             XXX               29372696           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 Post Disaster Inspection (PDI) document is missing.                                                                                                                                                                                   7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488317  XXX     XXX             XXX               29372697           credit          3                REO Documents are missing.                                                                                                                                          Insurance Verification, Statement, Tax Verification document missing for                                                                                                                                                              7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                                                                                                                                                                                             property address XXX, CA
625488317  XXX     XXX             XXX               29372698           credit          3                REO Documents are missing.                                                                                                                                          Insurance Verification, Lease Agreement, Statement, Tax Verification document                                                                                                                                                         7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                                                                                                                                                                                             missing for property address XXX, AZ
625488317  XXX     XXX             XXX               29372699           credit          3                REO Documents are missing.                                                                                                                                          Insurance Verification, Lease Agreement, Statement, Tax Verification document                                                                                                                                                         7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                                                                                                                                                                                             missing for property Address: XXX, NV
625488317  XXX     XXX             XXX               29372700           credit          3                REO Documents are missing.                                                                                                                                          Insurance Verification, Lease Agreement, Statement, Tax Verification document                                                                                                                                                         7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                                                                                                                                                                                             missing for property Address: XXX, AZ:
625488317  XXX     XXX             XXX               29372701           credit          3                REO Documents are missing.                                                                                                                                          Insurance Verification, Lease Agreement, Statement, Tax Verification document                                                                                                                                                         7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                                                                                                                                                                                             missing for property Address: XXX, AZ
625488317  XXX     XXX             XXX               29372702           credit          3                Income Docs Missing:                                                              Borrower: XXX 1065 (2014), 1065 (2015), 1099-SSA (2014), 1099-SSA (2015), K-1     All income documentation is missing for all borrowers. 2015/2014 signed/dated                                                                                                                                                         7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023                                                                                                                                                                                                                        2023/XX/08: File is missing all personal & business income documentation.
                                                                                                                                                                                           (2014), K-1 (2015), VVOE - Employment Only, W-2 (2015), W-2 (2016)                personal and business tax returns and K1's, year to date P&L's/Balance sheets,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Condition remains.
                                                                                                                                                                                                                                                                             third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
625488317  XXX     XXX             XXX               29372703           credit          3                Income Docs Missing:                                                              Borrower: XXX 1065 (2014), 1065 (2015), K-1 (2014), K-1 (2015), VVOE -            All income documentation is missing for all borrowers. 2015/2014 signed/dated                                                                                                                                                         7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023                                                                                                                                                                                                                        2023/XX/08: File is missing all personal & business income documentation.
                                                                                                                                                                                           Employment Only                                                                   personal and business tax returns and K1's, year to date P&L's/Balance sheets,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Condition remains.
                                                                                                                                                                                                                                                                             third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
625488317  XXX     XXX             XXX               29372704           credit          3                Income Docs Missing:                                                              Borrower: XXX 1065 (2014), 1065 (2015), K-1 (2014), K-1 (2015), VVOE -            All income documentation is missing for all borrowers. 2015/2014 signed/dated                                                                                                                                                         7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023                                                                                                                                                                                                                        2023/XX/08: File is missing all personal & business income documentation.
                                                                                                                                                                                           Employment Only, W-2 (2014), W-2 (2015)                                           personal and business tax returns and K1's, year to date P&L's/Balance sheets,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Condition remains.
                                                                                                                                                                                                                                                                             third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
625488317  XXX     XXX             XXX               29372705           credit          3                Income documentation requirements not met.                                                                                                                          All income documentation is missing for all borrowers. 2015/2014 signed/dated                                                                                                                                                         7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023                                                                                                                                                                                                                        2023/XX/08: File is missing all personal & business income documentation.
                                                                                                                                                                                                                                                                             personal and business tax returns and K1's, year to date P&L's/Balance sheets,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Condition remains.
                                                                                                                                                                                                                                                                             third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
625488317  XXX     XXX             XXX               29372706           credit          3                REO Documents are missing.                                                        Address: XXX, CA Insurance Verification, Lease Agreement, Tax Verification                                                                                                                                                                                                                                              7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023                                                                                                                                                                                                                        2023/XX/08: EXCEPTION HISTORY - Exception Explanation was updated on 09/XX/2023
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          PRIOR Exception Explanation: Insurance Verification, Lease Agreement, Statement,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Tax Verification
625488317  XXX     XXX             XXX               29372707           credit          3                REO Documents are missing.                                                        Address: XXX, NV Insurance Verification, Lease Agreement, Statement, Tax                                                                                                                                                                                                                                                7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                                                                                                           Verification
625488317  XXX     XXX             XXX               29372708           credit          3                REO Documents are missing.                                                        Address: XXX, AZ Insurance Verification, Lease Agreement, Statement, Tax                                                                                                                                                                                                                                                7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                                                                                                           Verification
625488317  XXX     XXX             XXX               29372709           credit          3                REO Documents are missing.                                                        Address: XXX, AZ Insurance Verification, Lease Agreement, Statement, Tax                                                                                                                                                                                                                                                7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                                                                                                           Verification
625488317  XXX     XXX             XXX               29372710           credit          3                REO Documents are missing.                                                        Address: XXX, AZ Insurance Verification, Lease Agreement, Statement, Tax                                                                                                                                                                                                                                                7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                                                                                                           Verification
625488317  XXX     XXX             XXX               29372711           credit          3                REO Documents are missing.                                                        Address: XXX, CA Insurance Verification, Statement, Tax Verification                                                                                                                                                                                                                                                    7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
625488317  XXX     XXX             XXX               29372712           credit          3                REO Documents are missing.                                                        Address: XXX, CA Insurance Verification, Statement, Tax Verification                                                                                                                                                                                                                                                    7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
625488317  XXX     XXX             XXX               29372713           credit          3                REO Documents are missing.                                                        Address: XXX, NV Insurance Verification, Lease Agreement, Statement, Tax                                                                                                                                                                                                                                                7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                                                                                                           Verification
625488317  XXX     XXX             XXX               29372714           credit          3                REO Documents are missing.                                                        Address: XXX, CA Insurance Verification                                                                                                                                                                                                                                                                                 7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
625488317  XXX     XXX             XXX               29372715           credit          3                REO Documents are missing.                                                        Address: XXX, CA Insurance Verification, Statement, Tax Verification                                                                                                                                                                                                                                                    7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
625488317  XXX     XXX             XXX               29372716           credit          3                Guideline Requirement: PITIA reserves months discrepancy.                         Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months      Borrower has insufficient assets to cover funds to close and extended reserves                                                                                                                                                        7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                                                                                                           reserves of 48.00.                                                                required.
625488317  XXX     XXX             XXX               29372717           credit          3                Asset documentation requirements not met.                                                                                                                           File is missing sufficient asset documentation to cover funds to close and                                                                                                                                                            7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                                                                                                                                                                                             required extensive reserves due to properties owned.
625488317  XXX     XXX             XXX               29372718           credit          3                Aged document: Asset Account date is more than 90 days prior to Closing.          Financial Institution: XXX // Account Type: Individual Retirement Account (IRA)   Both accounts exceeds the 90 age of document reflected in the lender guidelines.                                                                                                                                                      7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                                                                                                           / Account Number: XXX, Financial Institution: XXX // Account Type: Stocks /
                                                                                                                                                                                           Account Number: XXX
625488317  XXX     XXX             XXX               29372719           credit          3                Available for Closing is insufficient to cover Cash From Borrower.                Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower  Borrower's are missing sufficient asset documentation to cover funds to close.                                                                                                                                                        7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                                                                                                           $XXX.
625488317  XXX     XXX             XXX               29372720           credit          3                AUS/Guideline Findings: All conditions were not met                                                                                                                 File is missing sufficient assets, all income documents for all borrowers, REO                                                                                                                                                        7/XX/2016                                     CA     Purchase                                   Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                                                                                                                                                                                             supporting documentation.
625489389  XXX     XXX             XXX               29372735           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 Subject property was appraised on XX/XX/XXXX prior to the FEMA disaster ( XXX)                                                                                                                                                        6/XX/2020                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             5/XX/2023                           Yes                                            Safe Harbor QM                                                                                                          2023/XX/31: BPO provided reflecting no damage.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     dated XX/XX/XXXX through XX/XX/XXXX. File is missing a property inspection dated
                                                                                                                                                                                           Disaster Name: XXX                                                                after the disaster, or the lender's Rep and Warranty attestation along with
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX                                             visible confirmation that the subject property was not damaged
625489389  XXX     XXX             XXX               29372736           property        1                Loan is to be securitized. The only valuation provided was a Drive by. It is                                                                                                                                                                                                                                                                                                                              6/XX/2020                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             5/XX/2023                           Yes                                            Safe Harbor QM                                                                                                          2023/XX/31: Client not securitizing loan.
                                                                                                         interpreted that this Drive By was used in lieu of URAR and that this file is missing the secondary valuation (GSE COVID19)
625489389  XXX     XXX             XXX               29372737           compliance      2                ECOA Appraisal - Appraisal Provided Prior to Date Performed                       ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is   Date valuation provided to applicant is prior to the date when valuation was                                                                                                                                                          6/XX/2020                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                           prior to the date when valuation was performed. Unable to determine compliance    performed. Unable to determine compliance with appraisal timing requirements with appraisal timing requirements. (Type:Primary/05/XX/2020)
625489389  XXX     XXX             XXX               29372738           compliance      2                TRID Final Closing Disclosure Contact Information - Lender                        TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure  Final Closing Disclosure provided on 06/XX/2020, page (5) missing Lender contact                             TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  6/XX/2020         6/XX/2021                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                           provided on 06/XX/2020 did not disclose the required Lender Contact Information   name.                                                                                                        liability.
                                                                                                                                                                                           (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/06/XX/2020)
625489389  XXX     XXX             XXX               29372739           compliance      2                TRID Final Closing Disclosure Payment Adjusts Every                               TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Loan Terms: Final Closing Disclosure provided on 06/XX/2020 with an increasing                               TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                6/XX/2020         6/XX/2021                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                           on 06/XX/2020 with an increasing payment disclosed the frequency of adjustments   payment disclosed the frequency of adjustments that does not match the actual                                Assignee liability.
                                                                                                                                                                                           that does not match the actual adjustment period for the loan.                    adjustment period for the loan
                                                                                                                                                                                           (Final/06/XX/2020)
625489389  XXX     XXX             XXX               29372740           compliance      2                TRID Initial Closing Disclosure Timing without Waiver                             TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Closing Disclosure not provided to Borrower(s) at least three (3) business days                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  6/XX/2020         6/XX/2021                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                           at least three (3) business days prior to closing. (Initial/06/XX/2020)           prior to closing                                                                                             liability.
625489389  XXX     XXX             XXX               29372742           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,     Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, was not provided                              TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2020         6/XX/2021                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.                                      to the borrower.
625489110  XXX     XXX             XXX               29372778           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       6/XX/2016                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/01: BPO provided reflects no damage.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625489110  XXX     XXX             XXX               29372779           compliance      2                TRID Final Closing Disclosure Finance Charge                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Finance charge is under disclosed by $XXX. Unable to determine the cause for the                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2016         6/XX/2019                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           provided on 05/XX/2016 disclosed an inaccurate Finance Charge on page 5 that      under disclosure due to missing the itemization of the amount financed.                                      defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual Finance Charge for the loan (fee amounts included in
                                                                                                                                                                                           Finance Charge calculation are based on Closing Disclosure dated 05/XX/2016).
                                                                                                                                                                                           (Final/05/XX/2016)
625489110  XXX     XXX             XXX               29372780           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                    6/XX/2016                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/05/XX/2016)
625489110  XXX     XXX             XXX               29372782           compliance      2                TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre        TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs  HOA costs of $XXX per month were not included in the non-escrowed property costs                             TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  6/XX/2016         6/XX/2017                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         October 2018                                                                      over Year 1 of on Final Closing Disclosure provided on 05/XX/2016 are             on page 4 of the CD                                                                                          liability.
                                                                                                                                                                                           underdisclosed. (Final/05/XX/2016)
625489110  XXX     XXX             XXX               29372783           credit          1                The verification of employment is not within 10 business days of the Note.        Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                                                                                                                         6/XX/2016                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             9/XX/2023                           Yes                                            Non QM                                2023/XX/18: VVOE missing, however the file contains sufficient 3rd party          2023/XX/21: AUS states to "Perform and document a verbal verification of
                                                                                                                                                                                           10/XX/2013                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   verification/documentation supporting use of income. A written verification of    employmentt for each borrower within 10 business days prior to the note date for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        employment was obtained, dated 5/XX/2016, 14 days within date of note. Receipt    all borrowers not using self-employment income for qualifying" Borrower is not of income with paystub dated 5/XX/16; pay period ending 5/XX/16 is also included  self-employed, Guidelines state same requirement for Hourly, Salary and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        in loan file. DU allow a third- party verification of employment to be            Commission income. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        acceptable but not dated more than 35 days old as of the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Loan file contains written verification of employment dated 5/XX/2016 and the     2023/XX/14: Cleared. Switched to Non qm guides
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        most recent paystub dated 5/XX/2016, sufficient per the latest DU approve/eligible submitted 5/XX/2016.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.
625489110  XXX     XXX             XXX               29372784           credit          3                File does not contain documentation from lender/seller confirming the condo is    Valuation Type: Appraisal / Valuation Report Date: 05/XX/2016                     File is missing documentation verifying the subject property condo is                                                                                                                                                                 6/XX/2016                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
                                                                                                         warrantable.                                                                                                                                                        warrantable.
625489110  XXX     XXX             XXX               29372785           compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                     Missing signed and dated initial 1003.                                                                                                                                                                                                6/XX/2016                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM                                                                                                                  2023/XX/25: Missing signed and dated initial application.
625489110  XXX     XXX             XXX               29372786           credit          3                Income documentation requirements not met.                                                                                                                          The VVOE is not dated within 10 business days of the note date.                                                                                                                                                                       6/XX/2016                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM                                2023/XX/18: N/A; Duplicative Exception                                            2023/XX/21: AUS states to "Perform and document a verbal verification of employmentt for each borrower within 10 business days prior to the note date for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Duplicate and/or waterfall exception                                  all borrowers not using self-employment income for qualifying" Borrower is not self-employed, Guidelines state same requirement for Hourly, Salary and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Commission income. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/27: Unable to clear. Per lender guides, a VVOE dated within 10 days prior to the note date is required.
625489110  XXX     XXX             XXX               29372787           compliance      1                QM Employment History - Current and/or Previous Employment Documentation lacks    Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two      Failure due to missing VVOE dated within 10 business days prior to note for                                                                                                                                                           6/XX/2016                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             9/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/14: Loan has been re designated to Non QM
                                                                                                         Date Info                                                                         years employment history for current and/or prior employment. (XXX/12401140)      borrower's current employment as required per AUS.
625489110  XXX     XXX             XXX               29372788           compliance      1                Income/Asset Guideline Deficiency - ATR Impact                                    Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to   Failure due to missing VVOE dated within 10 business days prior to note for                                                                                                                                                           6/XX/2016                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             9/XX/2023                           Yes                                            Non QM                                2023/XX/18: N/A; Duplicative Exception                                            2023/XX/21: AUS states to "Perform and document a verbal verification of
                                                                                                                                                                                           income and/or asset doc requirements which could result in a risk to the          borrower's current employment as required per AUS.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           employmentt for each borrower within 10 business days prior to the note date for
                                                                                                                                                                                           borrower's ability to repay. (Exception is eligible to be regraded with                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2023/XX/25: Duplicate and/or waterfall exception                                  all borrowers not using self-employment income for qualifying" Borrower is not
                                                                                                                                                                                           compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         self-employed, Guidelines state same requirement for Hourly, Salary and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Commission income. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/14: Loan has been re designated to Non QM
625489110  XXX     XXX             XXX               29372789           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary    Failure due to missing VVOE dated within 10 business days prior to note for                                  Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              6/XX/2016                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             9/XX/2023                           Yes                                            Non QM                                2023/XX/18: N/A; Duplicative Exception                                            2023/XX/21: AUS states to "Perform and document a verbal verification of
                                                                                                                                                                                           SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR   borrower's current employment as required per AUS.                                                           Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 employmentt for each borrower within 10 business days prior to the note date for
                                                                                                                                                                                           Risk.                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Duplicate and/or waterfall exception                                  all borrowers not using self-employment income for qualifying" Borrower is not self-employed, Guidelines state same requirement for Hourly, Salary and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Commission income. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/14: Loan has been re designated to Non QM
625489110  XXX     XXX             XXX               29372790           compliance      1                QM DTI                                                                            Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and  Failure due to missing VVOE dated within 10 business days prior to note for                                  Although this issue is subject to a 3 year SOL for affirmative claims under                                              6/XX/2016                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             9/XX/2023                           Yes                                            Non QM                                2023/XX/18: N/A; Duplicative Exception                                            2023/XX/14: Loan has been re designated to Non QM
                                                                                                                                                                                           the images do not provide evidence loan is eligible for purchase, guarantee or    borrower's current employment as required per AUS.                                                           TILA, AMC does not adjust grading taking into account TILA SOL for exceptions
                                                                                                                                                                                           insurance by the appropriate agency.                                                                                                                                                           under ATR, given the potential for enhanced damages when asserting an ability to                                                                                                                                                                                                                                                                                                                                                                                                                                                              2023/XX/25: Duplicate and/or waterfall exception
                                                                                                                                                                                                                                                                                                                                                                                          repay defense in response to an action to collect a debt by recoupment or set-off.
625489110  XXX     XXX             XXX               29372791           compliance      1                General Ability To Repay Provision Investor Guidelines                            Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more         Failure due to missing income documents.                                                                                                                                                                                              6/XX/2016                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             9/XX/2023                           Yes                                            Non QM                                2023/XX/18: N/A; Duplicative Exception                                            2023/XX/21: AUS states to "Perform and document a verbal verification of
                                                                                                                                                                                           guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 employmentt for each borrower within 10 business days prior to the note date for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Duplicate and/or waterfall exception                                  all borrowers not using self-employment income for qualifying" Borrower is not self-employed, Guidelines state same requirement for Hourly, Salary and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Commission income. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/14: Loan has been re designated to Non QM
625489110  XXX     XXX             XXX               29372792           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Loan has been re designated to Non QM                                                                        Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              6/XX/2016                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              A                           A                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625488292  XXX     XXX             XXX               29372800           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 Post Disaster Inspection Report is missing from file.                                                                                                                                                                                 3/XX/2015                                     CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Temporary SHQM (GSE/Agency Eligible)                                                                                    2023/XX/01: BPO provided reflects no damage.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488292  XXX     XXX             XXX               29372801           compliance      2                ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to        Borrower was not provided with Right to Receive Appraisal Disclosure.                                        There is generally no Assignee Liability.                                                                                3/XX/2015                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           Receive a Copy" appraisal disclosure to consumer.
625488292  XXX     XXX             XXX               29372802           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement   The Affiliated Business Arrangement Disclosure in file is dated 03/XX/2015 which                             RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2015                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.            is more than 3 business days after the application date of 02/XX/2015.                                       within the statute or implementing regulation, Regulation X, for these type of violations.
625488292  XXX     XXX             XXX               29372803           compliance      2                RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3  RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure    The RESPA Servicing Disclosure in file is dated 03/XX/2015 which is more than 3                              RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2015                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                         Business Days of Application                                                      Statement to applicant within three (3) business days of application.             business days after the application date of 02/XX/2015.                                                      within the statute or implementing regulation, Regulation X, for these type of violations.
625488292  XXX     XXX             XXX               29372804           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of       $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            3/XX/2015         3/XX/2018                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          $XXX. Variance is $XXX. Lender to provide corrected TIL and copy of letter sent                              for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             to borrower explaining changes.                                                                              liability.
625488292  XXX     XXX             XXX               29372806           compliance      2                (Doc Error) GFE Error: There is no evidence that the interest rate was locked                                                                                       The only Good Faith Estimate in file reflects the interest rate as not locked.                                                                                                                                                        3/XX/2015                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                         prior to closing
625488628  XXX     XXX             XXX               29372900           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                4/XX/2016                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Temporary SHQM (GSE/Agency Eligible)                                                                                    2023/XX/01: BPO provided reflects no damage.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage. The inspection must include exterior
                                                                                                                                                                                           Disaster Name: XXX                                                                photos and the property must be re-inspected on or after XX/XX/XXXX declared end
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX                                             date.
625488628  XXX     XXX             XXX               29372901           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan    Loan Discount Points Fee was last disclosed as $XXX on LE but disclosed as $XXX                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2016         4/XX/2017                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or    on Final Closing Disclosure. File does not contain a valid COC for this fee, nor                             liability.
                                                                                                                                                                                           no cure was provided to the borrower. (7200)                                      evidence of cure in file. A copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
625488628  XXX     XXX             XXX               29372902           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                    4/XX/2016                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/03/XX/2016)
625488628  XXX     XXX             XXX               29372903           compliance      2                TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided             TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total       10% tolerance was exceeded by $XXX due to increase of title fees. No valid COC                                                                                                                                                        4/XX/2016         4/XX/2017                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no     provided, nor evidence of cure in file. Provide a post-close CD disclosing the
                                                                                                                                                                                           cure was provided to the borrower. (0)                                            tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
625488768  XXX     XXX             XXX               29373184           compliance      2                TRID Initial Closing Disclosure Timing without Waiver                             TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Closing Disclosure Issue Date 2017/XX/26 which is not provided at least three                                TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  10/XX/2017        10/XX/2018                  CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           at least three (3) business days prior to closing. (Initial/10/XX/2017)           (3) business days prior to closing.                                                                          liability.
625488768  XXX     XXX             XXX               29373185           credit          3                Income Docs Missing:                                                              Borrower: XXX 1040 - Schedule C (2016)                                            File is missing 2016 Schedule C for Co-Borrower.                                                                                                                                                                                      10/XX/2017                                    CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
625488768  XXX     XXX             XXX               29373186           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in a FEMA Disaster area post-close. A                                                                                                                                                                 10/XX/2017                                    CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                          7/XX/2023             5/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     post-disaster inspection verifying there was no damage to the subject property
                                                                                                                                                                                           Disaster Name: XXX                                                                is required once a declared end date is identified.
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488768  XXX     XXX             XXX               29373187           compliance      2                ARM Disclosure Timing Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the     Application date is 09/XX/2017 and docuemnt was provided on 09/XX/2017.                                      TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2017        10/XX/2018                  CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           borrower within three (3) days of application.
625488768  XXX     XXX             XXX               29373188           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,     Application date is 09/XX/2017 and docuemnt was provided on 09/XX/2017.                                      TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2017        10/XX/2018                  CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625488768  XXX     XXX             XXX               29373189           compliance      2                Self-Employed Tax Return Recency - ATR                                            Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or   File is missing income verification for B2 - 1065 Q Communication Third Party                                                                                                                                                         10/XX/2017                                    CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           personal tax returns provided are not the most recent. Application Date           verification and Schedule C for year 2016.
                                                                                                                                                                                           09/XX/2017, Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date
                                                                                                                                                                                           04/XX/2017. (XXX XXX/Schedule C)
625488768  XXX     XXX             XXX               29373190           compliance      2                RESPA Disclosure - List of Homeownership Counseling Organizations Missing         RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of         Loan file contains the one page acknowledgment from Borrowers; however, the                                  RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2017                                    CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           Homeownership Counseling Organizations to borrower.                               actual list containing the required 10 counseling agencies was not provided.                                 within the statute or implementing regulation, Regulation X, for these type of violations.
625488012  XXX     XXX             XXX               29373317           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       1/XX/2018                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             5/XX/2023                           Yes                                            ATR Risk                                                                                                                2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488012  XXX     XXX             XXX               29373319           credit          3                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    1/XX/2018                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                ATR Risk
625488012  XXX     XXX             XXX               29373320           compliance      1                S-Corp Income Documentation Test                                                  Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not      The personal tax returns are not signed and dated by the borrower, causing the                                                                                                                                                        1/XX/2018                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             10/XX/2023                          Yes                                            ATR Risk                              2023/XX/18: 2015/2016 Personal tax returns are not signed, however the tax        2023/XX/28: Trailing documents reviewed unable to clear.
                                                                                                                                                                                           sufficient (S-Corp). (XXX XXX/S-Corp)                                             loan to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  transcripts for 2015/2016 are in file therefore tax returns do not need to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        signed.                                                                           2023/XX/21: Self-employment income not sufficient due to missing most recent fully executed and complete Personal Tax Returns (2016 and 2015). Verified 2014,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Disagree with interpretation of ATR requirements. XXX guidelines      2015 and 2106 Tax Transcripts are provided. Fully executed P&L provided January allow use of validated IRS tax returns in lieu of signed tax returns/financials.  - November 2017. Portfolio Programs reflect when tax returns are in file the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        See RLU-NA section 302-2.1.4.                                                     Borrower must sign the tax returns at or before closing unless the tax transcripts have been obtained directly from the IRS. The Exception Remains due to the Non QM DTI of 43.56% moderately exceeding the guideline maximum of 43%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          resulting in the signed tax return requirement.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/27: Loan submitted with a Loan Designation of Safe Harbor QM. Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Safe Harbor requirements, signed and dated tax returns are required. Condition remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/03: Client elects to restate loan to NonQM.
625488012  XXX     XXX             XXX               29373321           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Signed and dated business tax returns for the most recent year (2017) is not                                 Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              1/XX/2018                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             10/XX/2023                          Yes                                            ATR Risk                              2023/XX/18: Loan closed 1/XX/2018 therefore 2017 personal/business tax returns    2023/XX/13: Update: File is missing signed/dated personal tax returns.
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of ATR Risk.                     provided., causing the loan to waterfall through the QM Testing.                                             Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               would not be provided. 2015/2016 Personal and business tax returns are in file
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        but are not signed, however the tax transcripts for 2015/2016 are in file         2023/XX/28: Trailing documents reviewed unable to clear
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        therefore tax returns do not need to be signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/21: Self-employment income not sufficient due to missing most recent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Disagree with interpretation of ATR requirements. XXX guidelines      fully executed and complete Personal Tax Returns (2016 and 2015). Verified 2014,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        allow use of validated IRS tax returns in lieu of signed tax returns/financials.  2015 and 2106 Tax Transcripts are provided. Fully executed P&L provided January
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        See RLU-NA section 302-2.1.4.                                                     - November 2017. Portfolio Programs reflect when tax returns are in file the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Borrower must sign the tax returns at or before closing unless the tax transcripts have been obtained directly from the IRS. The Exception Remains due to the Non QM DTI of 43.56% moderately exceeding the guideline maximum of 43%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          resulting in the signed tax return requirement.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/27: Loan submitted with a Loan Designation of Safe Harbor QM. Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Safe Harbor requirements, signed and dated tax returns are required. Condition remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/03: Client elects to restate loan to NonQM.
625488012  XXX     XXX             XXX               29373322           compliance      2                RESPA - Initial Escrow Account Statement Missing                                  RESPA: Initial escrow account statement was not provided to the borrower.         Disclosure: Initial Escrow Account Statement is not provided in file.                                        RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              1/XX/2018                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                ATR Risk
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488012  XXX     XXX             XXX               29373323           compliance      2                RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided    RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling         List of Homeownership Counseling Organizations was not provided to borrower                                  RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              1/XX/2018                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                ATR Risk
                                                                                                         Within 3 Business Days of Application                                             Organizations not provided to applicant within three (3) business days of         within three (3) business days of application.                                                               within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application.                                                                                                                                                                                   violations.
625488012  XXX     XXX             XXX               29373325           compliance      1                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2018         1/XX/2019                   CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             7/XX/2023                           Yes                                            ATR Risk                                                                                                                2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/28: Application Disclosure Package Receipt Confirmation.
625488012  XXX     XXX             XXX               29373326           compliance      1                General Ability To Repay Provision Investor Qualification Method not Matching     Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender   The guidelines require 10/1 ARMS to be quaiflied using the Note rate, causing                                                                                                                                                         1/XX/2018                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             10/XX/2023                          Yes                                            ATR Risk                                                                                                                2023/XX/13: Per lender guides, a 10/1 ARM qualification method is the note rate
                                                                                                         ATR                                                                               does not match the ATR payment calculation methods under 1026.43(c)(5).           the loan to waterfall through the QM Testing..                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               which is non compliant under 1026.43(c)(5).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/01: Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/03: Updated qualification method.
625488012  XXX     XXX             XXX               29373327           compliance      1                General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines       Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the     The guidelines require 10/1 ARMS to be quaiflied using the Note rate, which                                                                                                                                                           1/XX/2018                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             10/XX/2023                          Yes                                            ATR Risk                              2023/XX/18: The final DTI per the final 1008 is 42.303/42.520% which consists of  2023/XX/28: Trailing documents reviewed unable to clear.
                                                                                                                                                                                           1026.43(c)(5) of 43.56% moderately exceeds the guideline maximum of 43.00%. (DTI  results in a DTI of 43.75% that exceeds the QM maximum DTI of 43%, causing the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             $XXX PITIA and $XXX all other payments against the calculated income of $XXX.
                                                                                                                                                                                           Exception is eligible to be regraded with compensating factors.)                  loan to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Which includes the Note rate of 3.875%.                                           2023/XX/01: EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Disagree; system automatically calculates the greater of fully        accordance with the 1026.43(c)(5) of 43.75% moderately exceeds the guideline
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        indexed rate at fully am payment or the note rate at fully am payment. System     maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        generated final 1003/08 states DTI is within max allowed parameters.              factors.)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/21: Non-Qualified Mortgage qualifying rate is the greater of the fully indexed rate at fully amortized payment (4.26075%). or the Note Rate at the fully amortized payment (3.875%). The Non QM qualifying rate results in a DTI of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          43.56% moderately exceeding the guideline maximum of 43%. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/27: DD is unable to clear. The standard qualification method reflects a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          DTI of 43.56%. Condition remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/03: Updated qualification method.
625488012  XXX     XXX             XXX               29373328           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,     Provide evidence the Consumer Handbook on Adjustable Rate Mortgages, CHARM                                   TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2018         1/XX/2019                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                ATR Risk
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of              Booklet, was provided to the borrower within three (3) days of application.
                                                                                                                                                                                           application.
625488012  XXX     XXX             XXX               29373329           compliance      3                Check Loan Designation Match - ATR Risk                                           Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    Client elects to restate loan to NonQM.                                                                      Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              1/XX/2018                                     CA     Purchase                                   Primary                   No                       C                            C                              B                           B                          7/XX/2023                                                                                                ATR Risk
                                                                                                                                                                                           not match Due Diligence Loan Designation of ATR Risk.                                                                                                                                          Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.
625488012  XXX     XXX             XXX               29373330           compliance      3                General ATR Provision Investor and Non QM DTIs match and both moderately exceed   Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the     Able to be waived down with compensating factors.                                                                                                                                                                                     1/XX/2018                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                ATR Risk
                                                                                                         Guidelines                                                                        Lenders Guidelines and 1026.43(c)(5) of 43.55954% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
625488012  XXX     XXX             XXX               29373331           credit          3                Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of 43.55954% exceeds Guideline    May be waived down with compensating factors.                                                                                                                                                                                         1/XX/2018                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                ATR Risk
                                                                                                                                                                                           total debt ratio of 43.00000%.
625488604  XXX     XXX             XXX               29373470           property        3                Appraiser's license or certification was not active at the time of the            Valuation Type: Appraisal / Valuation Report Date: 07/XX/2015                     Appraiser's license or certification was not active at the time of the                                                                                                                                                                8/XX/2015                                     CA     Refinance - Rate/Term                      Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                         appraisal.                                                                                                                                                          appraisal.
625488604  XXX     XXX             XXX               29373471           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The property is located in FEMA Disaster Area. Provide a post-disaster                                                                                                                                                                8/XX/2015                                     CA     Refinance - Rate/Term                      Investment                No                       A                            A                              A                           A                          7/XX/2023             5/XX/2023                           Yes                                                                                                                                                                    2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage from disaster. The inspection must
                                                                                                                                                                                           Disaster Name: XXX                                                                include exterior photos and the property must be re-inspected on or after
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX                                             XX/XX/XXXX declared end date.
625488604  XXX     XXX             XXX               29373472           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                    8/XX/2015                                     CA     Refinance - Rate/Term                      Investment                No                       B                            B                              B                           B                          7/XX/2023
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/07/XX/2015)
625488604  XXX     XXX             XXX               29373473           compliance      2                ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided       ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to        The Right to Receive Copy of Appraisal Disclosure was not provided to borrower                               There is generally no Assignee Liability.                                                                                8/XX/2015                                     CA     Refinance - Rate/Term                      Investment                No                       B                            B                              B                           B                          7/XX/2023
                                                                                                         Timely                                                                            Receive a Copy" appraisal disclosure to applicant within three (3) business days  within 3 days of initial application.
                                                                                                                                                                                           of application or determination of first lien status.
625488604  XXX     XXX             XXX               29373474           credit          3                REO Documents are missing.                                                        Address: XXX, CA Statement                                                        Mortgage statement missing for XXX, CA.                                                                                                                                                                                               8/XX/2015                                     CA     Refinance - Rate/Term                      Investment                No                       C                            C                              C                           C                          7/XX/2023
625489056  XXX     XXX             XXX               29373561           compliance      2                RESPA Disclosure - List of Homeownership Counseling Organizations Missing         RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of         List of Homeownership Counseling Organizations is missing in file                                            RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2019                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                           Homeownership Counseling Organizations to borrower.                                                                                                                                            within the statute or implementing regulation, Regulation X, for these type of violations.
625489056  XXX     XXX             XXX               29373562           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                6/XX/2019                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             5/XX/2023                           Yes                                            Safe Harbor QM                                                                                                          2023/XX/31: BPO provided reflecting no damage.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage. The inspection must include exterior
                                                                                                                                                                                           Disaster Name: XXX                                                                photos and the property must be re-inspected on or after XX/XX/XXXX declared end
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX                                             date.
625489056  XXX     XXX             XXX               29373563           property        1                The loan is to be securitized and the appraisal certification was not included    Valuation Type: Appraisal / Valuation Report Date: 06/XX/2019                     The file is missing a copy of the secondary valuation required for                                                                                                                                                                    6/XX/2019                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             5/XX/2023                           Yes                                            Safe Harbor QM                                                                                                          2023/XX/31: Client not securitizing loan.
                                                                                                         in the provided valuation. Securitization valuations are required to be                                                                                             securitization purposes.
                                                                                                         FIRREA/USPAP compliant.
625488725  XXX     XXX             XXX               29373671           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 Post Disaster Inspection Document Needed                                                                                                                                                                                              9/XX/2017                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/01: Received BPO confirming no damage.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488725  XXX     XXX             XXX               29373672           credit          3                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              E- Sign Consent Document Missing                                                                                                                                                                                                      9/XX/2017                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
625488725  XXX     XXX             XXX               29373673           compliance      2                General Ability To Repay Provision Investor Qualification Method not Matching     Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender   The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the                                                                                                                                                      9/XX/2017                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         ATR                                                                               does not match the ATR payment calculation methods under 1026.43(c)(5).           loan to waterfall through the QM Testing.
625489322  XXX     XXX             XXX               29373692           compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           12/XX/2014                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM                                                                                                          2023/XX/25: Missing signed and dated initial application.
625489322  XXX     XXX             XXX               29373693           compliance      2                RESPA Disclosure - HUD Settlement Cost Booklet Missing                            RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                   RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2014                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625489322  XXX     XXX             XXX               29373694           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2014        12/XX/2015                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489322  XXX     XXX             XXX               29373695           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   File is missing evidence the borrower received the appraisal at least 3 business                                                                                                                                                      12/XX/2014                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             days prior to the closing date
                                                                                                                                                                                           (Type:Primary/12/XX/2014)
625489322  XXX     XXX             XXX               29373696           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate    Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does                                                                                                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2014        12/XX/2015                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                           not match the earliest date on which the maximum rate may apply.                                                                                                                               defense to foreclosure. Assignee liability.
625489322  XXX     XXX             XXX               29373697           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       12/XX/2014                                    CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             5/XX/2023                           Yes                                            Safe Harbor QM                                                                                                          2023/XX/31: BPO provided reflects no damage.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625489322  XXX     XXX             XXX               29373698           compliance      2                (Doc Error) GFE Error: Changed Circumstance not provided.                         GFE Date: 12/XX/2014 Changed Circumstance not provided for GFE dated 12/XX/2014                                                                                                                                                                                                                                         12/XX/2014                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                           from GFE dated 11/XX/2014
625488492  XXX     XXX             XXX               29373730           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Creditor did not provide a copy of each valuation to applicant three (3)                                                                                                                                                              6/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             business days prior to consummation. (Type:Primary/05/XX/2017)
                                                                                                                                                                                           (Type:Primary/05/XX/2017)
625488492  XXX     XXX             XXX               29373731           compliance      1                General Ability To Repay Provision Investor Qualification Method not Matching     Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender   The Qualification Method used by the lender does not match the ATR payment                                                                                                                                                            6/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/04: qual method updated
                                                                                                         ATR                                                                               does not match the ATR payment calculation methods under 1026.43(c)(5).           calculation methods under 1026.43(c)(5).
625488492  XXX     XXX             XXX               29373732           compliance      2                Self-Employed Tax Return Recency - ATR                                            Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or   Self Employed Tax Returns - The business or personal tax returns provided are                                                                                                                                                         6/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           personal tax returns provided are not the most recent. Application Date           not the most recent. Application Date 05/XX/2017, Most Recent Tax Return End
                                                                                                                                                                                           05/XX/2017, Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date       Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
                                                                                                                                                                                           04/XX/2017. (XXX XXX/Schedule C)
625488492  XXX     XXX             XXX               29373733           compliance      2                Self-Employed Tax Return Recency - ATR                                            Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or   Self Employed Tax Returns - The business or personal tax returns provided are                                                                                                                                                         6/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           personal tax returns provided are not the most recent. Application Date           not the most recent. Application Date 05/XX/2017, Most Recent Tax Return End
                                                                                                                                                                                           05/XX/2017, Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date       Date 12/XX/2015, Tax Return Due Date 03/XX/2017. (XXX XXX/S-Corp)
                                                                                                                                                                                           03/XX/2017. (XXX XXX/S-Corp)
625488492  XXX     XXX             XXX               29373734           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of       Unable to determine if ARM disclosure was provided within three (3) days of                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2017         6/XX/2018                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           application due to missing information.                                           application due to missing information.
625488492  XXX     XXX             XXX               29373735           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,     Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to                               TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2017         6/XX/2018                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.                                      the borrower.
625488492  XXX     XXX             XXX               29373736           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       6/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/01: Received BPO confirming no damage.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488492  XXX     XXX             XXX               29373737           credit          3                Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                                                                                                                                                                                                                                                                  6/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
625488492  XXX     XXX             XXX               29373738           credit          3                REO Documents are missing.                                                        Address: XXX, CA, Address: XXX, CA, Address: XXX, CA Insurance Verification, Tax                                                                                                                                                                                                                                        6/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           Verification
                                                                                                                                                                                           Statement
                                                                                                                                                                                           Lease Agreement, Statement
625489105  XXX     XXX             XXX               29373844           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Creditor did not provide a copy of each valuation to applicant three (3)                                                                                                                                                              12/XX/2016                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/12/XX/2016)
625489105  XXX     XXX             XXX               29373845           compliance      2                RESPA - Initial Escrow Account Statement Missing                                  RESPA: Initial escrow account statement was not provided to the borrower.         Initial escrow account statement disclosure is missing in file.                                              RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2016                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625489105  XXX     XXX             XXX               29373846           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,     CHARM Booklet Disclosure is missing in file. Please provide.                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2016        12/XX/2017                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489105  XXX     XXX             XXX               29373848           credit          3                Missing Document: Purchase Agreement / Sales Contract not provided                                                                                                  Purchase Contract is missing in file. Please provide.                                                                                                                                                                                 12/XX/2016                                    CA     Purchase                                   Primary                   No                       D                            D                              D                           D                          7/XX/2023                                                                                                Safe Harbor QM
625489105  XXX     XXX             XXX               29373849           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 Post Disaster Inspection report is missing in file.                                                                                                                                                                                   12/XX/2016                                    CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Safe Harbor QM                                                                                                          2023/XX/01: Received BPO confirming no damage.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625489105  XXX     XXX             XXX               29373850           credit          3                Guideline Requirement: Loan to value discrepancy.                                 Calculated loan to value percentage of XX% exceeds Guideline loan to value        Per lender guides, for an extended LTV of XX%, borrower must have a 740 fico                                                                                                                                                          12/XX/2016                                    CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                           percentage of 75.00000%.                                                          which they do not have. Max LTV is 75% per lender guides.
625488703  XXX     XXX             XXX               29373851           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The most recent valuation inspection is dated prior to the most recent FEMA                                                                                                                                                           9/XX/2017                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/01: Received BPO confirming no damage.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     disaster.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488703  XXX     XXX             XXX               29373852           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,     Consumer Handbook on Adjustable-Rate Mortgages, CHARM Booklet, not provided to                               TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2017         9/XX/2018                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.                                      the borrower.
625488703  XXX     XXX             XXX               29373853           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Evidence of borrowers receipt of the appraisal prior to closing was not                                                                                                                                                               9/XX/2017                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             provided.
                                                                                                                                                                                           (Type:Primary/08/XX/2017)
625488703  XXX     XXX             XXX               29373854           compliance      2                TRID Final Closing Disclosure Will Not Have Escrow - Reason                       TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure     Violation was cured on the PCCD dated 03/XX/2018, however for a full remediation                             TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2017         9/XX/2018                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           provided on 09/XX/2017 incorrectly disclosed whether the loan will have an        cure, a copy of the letter to the borrower explaining the error is required,                                 liability.
                                                                                                                                                                                           escrow account. (Final/09/XX/2017)                                                however is missing from the file.
625488703  XXX     XXX             XXX               29373856           credit          3                Missing Document: HELOC Agreement not provided                                                                                                                      The Heloc agreement for the 2nd lien is missing from the file.                                                                                                                                                                        9/XX/2017                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
625488703  XXX     XXX             XXX               29373857           credit          3                Missing Document: Note - Subordinate Lien not provided                                                                                                              Second mortgage Note is mssing.                                                                                                                                                                                                       9/XX/2017                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
625488703  XXX     XXX             XXX               29373858           credit          3                Income Docs Missing:                                                              Borrower: XXX Balance Sheet                                                       Per lender guides, a year to date Balance Sheet through the most recent quarter                                                                                                                                                       9/XX/2017                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                                                                                                             prior to the note date is required however is missing.
625488703  XXX     XXX             XXX               29373859           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of       Date of disclosure or evidence of when borrower received the disclosure is                                   TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2017         9/XX/2018                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           application due to missing information.                                           missing.
625488176  XXX     XXX             XXX               29373961           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                     4/XX/2016                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Safe Harbor QM                                                                                                          2023/XX/01: BPO inspector unable to access property to determine condition.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Finding remains open.
                                                                                                                                                                                           Disaster Name: XXX                                                                Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX                                             Disaster Declaration Date: XX/XX/XXXX
625488176  XXX     XXX             XXX               29373962           compliance      2                RESPA - Initial Escrow Account Statement Missing                                  RESPA: Initial escrow account statement was not provided to the borrower.         Initial escrow account statement was not provided to the borrower missing in                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2016                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                                                                                                             file                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488176  XXX     XXX             XXX               29373964           compliance      2                TRID Final Closing Disclosure Total Of Payments                                   TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Post closing CD cured the violation, however for a full remediation, a copy of                               TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2016         4/XX/2017                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                                                                                                           provided on 04/XX/2016 disclosed an inaccurate Total of Payments on page 5 that   the letter to the borrower explaining the error would be required.                                           defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 04/XX/2016). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/04/XX/2016)
625489258  XXX     XXX             XXX               29374445           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 Latest inspection is prior latest FEMA disaster declaration.                                                                                                                                                                          7/XX/2016                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                ATR Fail                                                                                                                2023/XX/31: The BPO provided does not indicate no damage and there are no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  photos.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/01: Trailing docs did not contain any docs to clear this exception.
625489258  XXX     XXX             XXX               29374446           credit          3                File does not contain documentation from lender/seller confirming the condo is    Valuation Type: Appraisal / Valuation Report Date: 06/XX/2016                     Evidence of warrantable condo is missing from file. Missing lender approval.                                                                                                                                                          7/XX/2016                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                ATR Fail
                                                                                                         warrantable.
625489258  XXX     XXX             XXX               29374448           compliance      3                General Ability To Repay Provision Employment - Partnership Test                  Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status   This is due to missing the balance sheet for this business and the verbal VOE.                               Assignee Liability: Violations can result in regular TILA damages (actual                                                7/XX/2016                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                ATR Fail                              2023/XX/18: Dispute: XXX. XXX, XXX, XXX, and XXX. verified active by secretary    2023/XX/13: No new documentation provided, exceptions remain.
                                                                                                                                                                                           due to missing Tax Return/Transcript for the most recent year, and one of these                                                                                                                damages, statutory damages of up to $XXX costs, and attorney's fees) and                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of state on 7/XX/16 vs. note date 7/XX/16. Balance Sheet as of 5/XX/16 for XXX,
                                                                                                                                                                                           docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other                                                                                                                    enhanced damages (an amount equal to the sum of all finance charges and fees                                                                                                                                                                                                                                                                                                                                                                                                                                                                  XXX, XXX uploaded under Closing Package/MISC/Items to send with Closing Package   2023/XX/28: Trailing docs did not contain any docs to clear this exception.
                                                                                                                                                                                           Third Party Verification. (XXX XXX/Partnership)                                                                                                                                                paid by the consumer, unless the creditor demonstrates that the failure to                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8/XX/16 3:56pm.
                                                                                                                                                                                                                                                                                                                                                                                          comply is not material). A private right of action may be brought before the end                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2023/XX/21: Trailing docs did not contain any docs to clear this exception.
                                                                                                                                                                                                                                                                                                                                                                                          of the three-year period beginning on the date of the occurrence of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2023/XX/05: N/A; Duplicative Exception
                                                                                                                                                                                                                                                                                                                                                                                          violation. However, when a creditor, assignee, or other holder or anyone acting                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 2023/XX/06: Reviewed original file and all trailing docs. The remaining
                                                                                                                                                                                                                                                                                                                                                                                          on their behalf initiates a judicial or non-judicial foreclosure, or any other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  documentation is missing and listed per entity. XXX: year to date Balance sheet.
                                                                                                                                                                                                                                                                                                                                                                                          action to collect the debt, a consumer may assert a violation as a matter of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    XXX: year to date Balance sheet and third party verification dated within lender
                                                                                                                                                                                                                                                                                                                                                                                          defense by recoupment or set-off without regard to a time limit. The amount of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  required timeframe verifying dates of operation. XXX: year to date Balance
                                                                                                                                                                                                                                                                                                                                                                                          recoupment or set-off shall equal the amount to which the consumer would be                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Sheet.
                                                                                                                                                                                                                                                                                                                                                                                          entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625489258  XXX     XXX             XXX               29374449           compliance      3                General Ability To Repay Provision Employment - Partnership Test                  Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status   This is due to missing the balance sheet for this business and the verbal VOE.                               Assignee Liability: Violations can result in regular TILA damages (actual                                                7/XX/2016                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                ATR Fail                              2023/XX/18: same as above: Dispute: XXX. XXX, XXX, XXX, and XXX. verified active  2023/XX/28: Trailing docs did not contain any docs to clear this exception.
                                                                                                                                                                                           due to most recent Tax Return end date is older than 120 days before Closing                                                                                                                   damages, statutory damages of up to $XXX costs, and attorney's fees) and                                                                                                                                                                                                                                                                                                                                                                                                                                                                      by secretary of state on 7/XX/16 vs. note date 7/XX/16. Balance Sheet as of
                                                                                                                                                                                           Date, and one of these docs is required yet missing: Audited/Third Party P&L,                                                                                                                  enhanced damages (an amount equal to the sum of all finance charges and fees                                                                                                                                                                                                                                                                                                                                                                                                                                                                  5/XX/16 for XXX, XXX, XXX                                                         2023/XX/21: Trailing docs did not contain any docs to clear this exception.
                                                                                                                                                                                           CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)                                                                                                                           paid by the consumer, unless the creditor demonstrates that the failure to
                                                                                                                                                                                                                                                                                                                                                                                          comply is not material). A private right of action may be brought before the end                                                                                                                                                                                                                                                                                                                                                                                                                                                              2023/XX/05: Self-Employment documentation uploaded.                               2023/XX/06: Reviewed original file and all trailing docs. The remaining
                                                                                                                                                                                                                                                                                                                                                                                          of the three-year period beginning on the date of the occurrence of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         documentation is missing and listed per entity. XXX: year to date Balance sheet.
                                                                                                                                                                                                                                                                                                                                                                                          violation. However, when a creditor, assignee, or other holder or anyone acting                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 XXX: year to date Balance sheet and third party verification dated within lender
                                                                                                                                                                                                                                                                                                                                                                                          on their behalf initiates a judicial or non-judicial foreclosure, or any other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  required timeframe verifying dates of operation. XXX: year to date Balance
                                                                                                                                                                                                                                                                                                                                                                                          action to collect the debt, a consumer may assert a violation as a matter of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Sheet.
                                                                                                                                                                                                                                                                                                                                                                                          defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625489258  XXX     XXX             XXX               29374452           compliance      2                TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided             TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total       Ten Percent Fee Tolerance increased without a valid change of circumstance. Cure                                                                                                                                                      7/XX/2016         7/XX/2017                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                ATR Fail
                                                                                                                                                                                           amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no     was not provided.
                                                                                                                                                                                           cure was provided to the borrower. (0)
625489258  XXX     XXX             XXX               29374453           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Appraisal fee increased without a valid change of circumstance. Cure was not                                 TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  7/XX/2016         7/XX/2017                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                ATR Fail
                                                                                                                                                                                           Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no   provided.                                                                                                    liability.
                                                                                                                                                                                           cure was provided to the borrower. (7506)
625489258  XXX     XXX             XXX               29374454           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit  Credit report increased without a valid change of circumstance. Cure was not                                 TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  7/XX/2016         7/XX/2017                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                ATR Fail
                                                                                                                                                                                           Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient   provided at closing.                                                                                         liability.
                                                                                                                                                                                           or no cure was provided to the borrower. (75117)
625489258  XXX     XXX             XXX               29374455           compliance      1                Partnership Income Documentation Test                                             Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not      This is due to missing a balance sheet for YTD.                                                                                                                                                                                       7/XX/2016                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             10/XX/2023                          Yes                                            ATR Fail                              2023/XX/18: same as above. Dispute: XXX. XXX, XXX, XXX, and XXX. verified active  2023/XX/28: Trailing docs did not contain any docs to clear this exception.
                                                                                                                                                                                           sufficient (Partnership). (XXX XXX/Partnership)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              by secretary of state on 7/XX/16 vs. note date 7/XX/16. Balance Sheet as of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        5/XX/16 for XXX, XXX, XXX                                                         2023/XX/21: Trailing docs did not contain any docs to clear this exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/05: Balance Sheets uploaded.                                              2023/XX/06: Reviewed original file and all trailing docs. The remaining documentation is missing and listed per entity. XXX: year to date Balance sheet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          XXX: year to date Balance sheet and third party verification dated within lender required timeframe verifying dates of operation. XXX: year to date Balance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Sheet.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/03: Client elects to restate loan designation to Non QM.
625489258  XXX     XXX             XXX               29374456           compliance      1                Partnership Income Documentation Test                                             Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not      This is due to missing a balance sheet for YTD.                                                                                                                                                                                       7/XX/2016                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             10/XX/2023                          Yes                                            ATR Fail                              2023/XX/18: same as above. Dispute: XXX. XXX, XXX, XXX, and XXX. verified active  2023/XX/28: Trailing docs did not contain any docs to clear this exception.
                                                                                                                                                                                           sufficient (Partnership). (XXX XXX/Partnership)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              by secretary of state on 7/XX/16 vs. note date 7/XX/16. Balance Sheet as of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        5/XX/16 for XXX, XXX                                                              2023/XX/21: Trailing docs did not contain any docs to clear this exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/05: N/A; Duplicative Exception                                            2023/XX/06: Reviewed original file and all trailing docs. The remaining documentation is missing and listed per entity. XXX: year to date Balance sheet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          XXX: year to date Balance sheet and third party verification dated within lender required timeframe verifying dates of operation. XXX: year to date Balance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Sheet.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/03: Client elects to restate loan designation to Non QM.
625489258  XXX     XXX             XXX               29374457           compliance      1                Partnership Income Documentation Test                                             Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not      This is due to missing the balance sheet for this business and the verbal VOE.                                                                                                                                                        7/XX/2016                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             10/XX/2023                          Yes                                            ATR Fail                              2023/XX/18: Dispute: Balance Sheets were not required for real estate             2023/XX/28: Trailing docs did not contain any docs to clear this exception.
                                                                                                                                                                                           sufficient (Partnership). (XXX XXX/Partnership)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              pass-through companies such as XXX in 2016.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Concur: No VOE in file.                                                           2023/XX/21: Trailing docs did not contain any docs to clear this exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Agree with error                                                      2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/03: Client elects to restate loan designation to Non QM.
625489258  XXX     XXX             XXX               29374458           compliance      1                Partnership Income Documentation Test                                             Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not      This is due to missing the balance sheet for this business and the verbal VOE.                                                                                                                                                        7/XX/2016                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             10/XX/2023                          Yes                                            ATR Fail                              2023/XX/18: N/A; Duplicative Exception                                            2023/XX/28: Trailing docs did not contain any docs to clear this exception.
                                                                                                                                                                                           sufficient (Partnership). (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Duplicate and/or waterfall exception                                  2023/XX/21: Trailing docs did not contain any docs to clear this exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/03: Client elects to restate loan designation to Non QM.
625489258  XXX     XXX             XXX               29374459           compliance      1                S-Corp Income Documentation Test                                                  Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not      This is due to missing the 2014 W2.                                                                                                                                                                                                   7/XX/2016                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             10/XX/2023                          Yes                                            ATR Fail                              2023/XX/18: Concur: Unable to locate 2014 W2 for XXX from XXX. 2014 1040s does    2023/XX/21: Trailing docs did not contain any docs to clear this exception.
                                                                                                                                                                                           sufficient (S-Corp). (XXX XXX/S-Corp)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        not include a statement page identifying source of W2 income.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/26: No supporting trailing documentation was provided to clear this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Agree with error                                                      exception. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/03: Client elects to restate loan designation to Non QM.
625489258  XXX     XXX             XXX               29374460           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan                              Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              7/XX/2016                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             10/XX/2023                          Yes                                            ATR Fail                              2023/XX/18: Final DTI per the final 1008 is 16.94% which consists of $XXX PITIA   2023/XX/21: Trailing docs did not contain any docs to clear this exception.
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of ATR Fail.                     Designation of ATR Fail due to missing income documents.                                                     Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               and $XXX all other payments against the calculated income of $XXX/mo.
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/06: Reviewed original file and all trailing docs. The remaining
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/05: 1003s & 1008; UW Workbook uploaded.                                   documentation is missing and listed per entity. Seon Investment: year to date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Balance sheet. Dany Investment: year to date Balance sheet and third party verification dated within lender required timeframe verifying dates of operation. Ethan Development: year to date Balance Sheet.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/03: Client elects to restate loan designation to Non QM.
625489258  XXX     XXX             XXX               29374461           credit          3                Income Docs Missing:                                                              Borrower: XXX, Borrower: XXX Balance Sheet, Third Party Verification              Missing the balance sheet for businesses, XXX; XXX; XXX. Verbal VOE missing for                                                                                                                                                       7/XX/2016                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                ATR Fail                              2023/XX/18: N/A; Duplicative Exception                                            2023/XX/28: Only the 2014 W2 was provided. Condition remains.
                                                                                                                                                                                           Balance Sheet, Third Party Verification                                           businesses, XXX. missing 2014 W2 for XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Duplicate and/or waterfall exception                                  2023/XX/01: EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          PRIOR Exception Explanation: Balance Sheet, Third Party Verification, W-2 (2014)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Balance Sheet, Third Party Verification

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/21: Trailing docs did not contain any docs to clear this exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
625489258  XXX     XXX             XXX               29374462           credit          3                REO Documents are missing.                                                        Address: XXX, CA HOA Verification, Insurance Verification                         Missing for the non-subject REO                                                                                                                                                                                                       7/XX/2016                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                ATR Fail                              2023/XX/18: Concur: unable to locate HOA/insurance verification on Monte Mar.     2023/XX/21: Trailing docs did not contain any docs to clear this exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Agree with error                                                      2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.
625489258  XXX     XXX             XXX               29374463           compliance      3                Check Loan Designation Match - ATR                                                Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    Client elects to restate loan designation to Non QM.                                                         Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              7/XX/2016                                     CA     Purchase                                   Primary                   No                       C                            C                              B                           B                          7/XX/2023                                                                                                ATR Fail
                                                                                                                                                                                           not match Due Diligence Loan Designation of ATR Fail.                                                                                                                                          Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.
625488002  XXX     XXX             XXX               29374541           compliance      2                RESPA Disclosure - HUD Settlement Cost Booklet Missing                            RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.      Missing HUD Settlement Cost Booklet..                                                                        RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2014                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488002  XXX     XXX             XXX               29374542           compliance      2                RESPA - Initial Escrow Account Statement Missing                                  RESPA: Initial escrow account statement was not provided to the borrower.         Initial escrow account statement was not provided to the borrower.                                           RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2014                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488002  XXX     XXX             XXX               29374543           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate    Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does                                                                                                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2014         5/XX/2015                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           not match the earliest date on which the maximum rate may apply.                                                                                                                               defense to foreclosure. Assignee liability.
625488002  XXX     XXX             XXX               29374544           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,     Missing CHARM Booklet Disclosure.                                                                            TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2014         5/XX/2015                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488002  XXX     XXX             XXX               29374545           compliance      1                Sole Proprietorship Income Documentation Test                                     Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not      Loan file is missing a YTD P&L statement and a Balance Sheet for the                                                                                                                                                                  5/XX/2014                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             9/XX/2023                           Yes                                            Non QM                                2023/XX/18: P and L through March 2014 in file, Bal Sheet not required for        2023/XX/02: Trailing docs did not contain any docs to clear this exception.
                                                                                                                                                                                           sufficient (Sole Proprietorship). (XXX XXX/Schedule C)                            co-borrower's business.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    schedule C business that is service related
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/22: Safe Harbor requires a year to date balance sheet and third party
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Disagree with interpretation of ATR requirements. XXX guidelines      verification dated within lenders required time frame reflecting the dates of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (RLU-NA section 302-2.1.3) state YTD Balance Sheets are not required for          operation and that the business was in good standing at the time of closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Schedule C businesses unless the business carries an inventory.                   Condition remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/14: Loan redesignated to NonQM.
625488002  XXX     XXX             XXX               29374546           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   As per Appraisal acknowledgement document signed on closing borrower did not                                                                                                                                                          5/XX/2014                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             select any option.
                                                                                                                                                                                           (Type:Primary/05/XX/2014)
625488002  XXX     XXX             XXX               29374547           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Loan considered to be at ATR Risk due to missing income documentation for the                                Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              5/XX/2014                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             9/XX/2023                           Yes                                            Non QM                                2023/XX/18: N/A; Duplicative Exception                                            2023/XX/02: Trailing docs did not contain any docs to clear this exception.
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of ATR Risk.                     co-borrower and the DTI issue.                                                                               Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Duplicate and/or waterfall exception                                  2023/XX/22: Trailing docs did not contain any docs to clear this exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/14: Loan redesignated to NonQM.
625488002  XXX     XXX             XXX               29374548           compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                     Missing signed and dated Initial 1003.                                                                                                                                                                                                5/XX/2014                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
625488002  XXX     XXX             XXX               29374549           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in a FEMA disaster area.                                                                                                                                                                              5/XX/2014                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/01: BPO provided does not reflect damage.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     A post disaster inspection verifying there was no damage to the subject property
                                                                                                                                                                                           Disaster Name: XXX                                                                is required.
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488002  XXX     XXX             XXX               29374551           credit          3                Verification(s) of employment is not within 10 business days of the Note.         Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:   Missing Verification of Employment for borrower XXX.                                                                                                                                                                                  5/XX/2014                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM                                2023/XX/18: VOE for XXX located under VOE uploaded with a completion date         2023/XX/02: WVOE provided is dated 04/XX/2014 and the note date is 05/XX/2014.
                                                                                                                                                                                           01/XX/2009                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   5/XX/14 (page 7 of 13)                                                            Condition remains for missing VVOE dated within 10 business days of the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Agree with error based on timing, but don't agree that a missing VOE
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        significantly changes ATR impact based on the overall risk & quality of the       2023/XX/22: VOE in file is dated 04/XX/2014. Condition remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        transaction.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.
625488002  XXX     XXX             XXX               29374552           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and     Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" amount of taxes  Final TIL first five years escrow payment amount of $XXX is less than calculated                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2014         5/XX/2015                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Insurance Inaccurate                                                              and insurance, including any mortgage insurance, on the Final TIL does not match  payment amount of $XXX.                                                                                      defense to foreclosure. Assignee liability.
                                                                                                                                                                                           the maximum escrow payment on the loan during the first five (5) years of the loan.
625488002  XXX     XXX             XXX               29374553           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total         Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" total payment    Final TIL first five years total payment amount of $XXX is less than calculated                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2014         5/XX/2015                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Payment (PITI) Inaccurate                                                         amount (PITI) on the Final TIL does not match the maximum total payment on the    payment amount of $XXX. There is a variance of $XXX.                                                         defense to foreclosure. Assignee liability.
                                                                                                                                                                                           loan during the first five (5) years for the loan.
625488002  XXX     XXX             XXX               29374554           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate  Truth in Lending Act (MDIA 2011): The "Maximum Ever" amount of taxes and          The "Maximum Ever" amount $XXX of taxes and insurance, including any mortgage                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2014         5/XX/2015                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           insurance, including any mortgage insurance, on the Final TIL does not match the  insurance, on the Final TIL does not match the maximum escrow payment that may                               defense to foreclosure. Assignee liability.
                                                                                                                                                                                           maximum escrow payment that may apply during the life of the loan.                apply during the life of the loan.
625488002  XXX     XXX             XXX               29374555           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI)      Truth in Lending Act (MDIA 2011): The "Maximum Ever" total payment amount (PITI)  The "Maximum Ever" total payment amount of (PITI) in the amount of $XXXon the                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2014         5/XX/2015                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Inaccurate                                                                        on the Final TIL does not match the maximum total payment on the loan during the  Final TIL does not match the calculated amount of $XXX. There is a variance of                               defense to foreclosure. Assignee liability.
                                                                                                                                                                                           life of the loan.                                                                 $XXX.
625488002  XXX     XXX             XXX               29374556           compliance      2                2011 TIL-MDIA - Introductory Escrow Payment Inaccurate                            Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including    The amount of taxes and insurance, including any mortgage insurance in the                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2014         5/XX/2015                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           any mortgage insurance, on the Final TIL does not match the amount of taxes and   amount of $XXX on the Final TIL does not match the calculated amount of $XXX.                                defense to foreclosure. Assignee liability.
                                                                                                                                                                                           insurance, including any mortgage insurance, for the loan.                        There is a variance of $XXX.
625488002  XXX     XXX             XXX               29374557           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI)      Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL    Total payment amount of $XXX(PITI) on the Final TIL does not match the                                       TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2014         5/XX/2015                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Inaccurate                                                                        does not match the total payment amount for the loan.                             calculated amount of $XXX. There is a variance of $XXX.                                                      defense to foreclosure. Assignee liability.
625488002  XXX     XXX             XXX               29374558           compliance      1                General Ability To Repay Provision Investor Guidelines                            Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more         The loan is at ATR Risk due to the missing income/employment documentation and                                                                                                                                                        5/XX/2014                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             9/XX/2023                           Yes                                            Non QM                                2023/XX/18: N/A; Duplicative Exception                                            2023/XX/02: Trailing docs did not contain any docs to clear this exception.
                                                                                                                                                                                           guideline components, the loan is at ATR risk.                                    the DTI issue.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Duplicate and/or waterfall exception                                  2023/XX/22: Trailing docs did not contain any docs to clear this exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/14: Loan redesignated to NonQM.
625488002  XXX     XXX             XXX               29374560           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Loan redesignated to NonQM.                                                                                  Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              5/XX/2014                                     CA     Purchase                                   Primary                   No                       B                            B                              A                           A                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                    Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625489450  XXX     XXX             XXX               29374938           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in a FEMA Disaster area post-close. A                                                                                                                                                                 3/XX/2017                                     CA     Refinance - Rate/Term                      Investment                No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                                                                                                                                                    2023/XX/01: BPO provided. No damage noted. Cleared.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     post-disaster inspection verifying there was no damage to the subject property
                                                                                                                                                                                           Disaster Name: XXX                                                                is required.
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488924  XXX     XXX             XXX               29375266           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Creditor did not provide a copy of each valuation to applicant three (3)                                                                                                                                                              12/XX/2017                                    CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/11/XX/2017)
625488924  XXX     XXX             XXX               29375268           credit          3                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              E-sign Consent Agreement is missing.                                                                                                                                                                                                  12/XX/2017                                    CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Safe Harbor QM
625488924  XXX     XXX             XXX               29375269           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 Property Inspection report is required as available inspection report was issued                                                                                                                                                      12/XX/2017                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Safe Harbor QM                                                                                                          2023/XX/01: Received BPO confirming no damage.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     before Disaster Declaration date.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488924  XXX     XXX             XXX               29375270           credit          2                Incorrect Appraisal Form type: Appraisal Form 1004C/70B used for incorrect        Valuation Type: Appraisal / Valuation Report Date: 11/XX/2017 Single Family       Appraisal Form 1004C/70B updated as per the document.                                                                                                                                                                                 12/XX/2017                                    CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Safe Harbor QM
                                                                                                         Subject property type.                                                            Detached
625489615  XXX     XXX             XXX               29375366           credit          1                Missing Document: Missing Final 1003                                                                                                                                The file is missing a copy of Final 1003 Application.                                                                                                                                                                                 12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received
625489615  XXX     XXX             XXX               29375367           credit          1                Missing Document: Appraisal not provided                                                                                                                            The file is missing a copy of Appraisal Report                                                                                                                                                                                        12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received appraisal.
625489615  XXX     XXX             XXX               29375368           credit          1                Missing Document: Flood Certificate not provided                                                                                                                    The file is missing a copy of Flood Certificate Report.                                                                                                                                                                               12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received flood cert.
625489615  XXX     XXX             XXX               29375369           credit          1                Missing Document: Credit Report not provided                                                                                                                        The file is missing a copy of Credit Report                                                                                                                                                                                           12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received credit report.
625489615  XXX     XXX             XXX               29375370           credit          1                Missing Document: Fraud Report not provided                                                                                                                         The file is missing a copy of Fraud Report                                                                                                                                                                                            12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received fraud report.
625489615  XXX     XXX             XXX               29375371           credit          1                Missing Document: Occupancy Certificate not provided                                                                                                                The is missing a copy of Occupancy Certificate                                                                                                                                                                                        12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received
625489615  XXX     XXX             XXX               29375372           credit          1                FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not      Disaster Name: XXX                                                                The property is located in a FEMA disaster area. Provide a post-disaster                                                                                                                                                              12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/01: Received BPO confirming no damage.
                                                                                                         been inspected.                                                                   Disaster Declaration Date: XX/XX/XXXX                                             inspection verifying there was no damage. The inspection must include exterior
                                                                                                                                                                                           Disaster End Date: XX/XX/XXXX                                                     photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
625489615  XXX     XXX             XXX               29375373           credit          1                AUS/Guideline Findings: All conditions were not met                                                                                                                 The file is missing a copy of Credit and Fraud Report, required by guidelines,                                                                                                                                                        12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/27: Trailing docs did not contain any docs to clear this exception.
                                                                                                                                                                                                                                                                             and the DTI ratio exceeds the maximum allowed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/03: Received required documentation. Condition cleared.
625489615  XXX     XXX             XXX               29375374           credit          1                Income Docs Missing:                                                              Borrower: XXX 4506-T (2016), 4506-T (2017), VVOE - Employment Only, W-2 (2017)    The file is missing a copy of 4506-T (2016), 4506-T (2017), VVOE - Employment                                                                                                                                                         12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/27: 4506T was provided. Condition remains for missing VVOE.
                                                                                                                                                                                                                                                                             Only, W-2 (2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/03: Received required documentation. Condition cleared.
625489615  XXX     XXX             XXX               29375375           credit          1                No evidence of fraud report in file                                               Credit Report: Original // Borrower: XXX                                          The file is missing a copy of Fraud Report                                                                                                                                                                                            12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received fraud report
625489615  XXX     XXX             XXX               29375376           credit          1                REO Documents are missing.                                                        Address: XXX, CA Insurance Verification, Statement, Tax Verification              The file is missing a copy of Hazard Insurance, Mortgage Statement and Tax                                                                                                                                                            12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/27: Trailing docs did not contain any docs to clear this exception.
                                                                                                                                                                                                                                                                             Certificate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/03: Received required documentation. Condition cleared.
625489615  XXX     XXX             XXX               29375377           compliance      1                QM Employment History - Current Employment Documentation lacks Date Info          Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two      The file is missing the most recent W-2 and a VVOE to verify the employment                                                                                                                                                           12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/03: Received required documentation. Condition cleared.
                                                                                                                                                                                           years current employment. (XXX/12403215)                                          dates, causing the loan to waterfall through the QM Testing.
625489615  XXX     XXX             XXX               29375378           compliance      3                Rental Income Documentation - Schedule E Method Test                              Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement     QM requires a lease agreement, which is missing from the loan file, causing the                                                                                                                                                       12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM                                2023/XX/18: Concur, unable to locate lease for property which was a self-rental   2023/XX/22: No additional documentation provided. Exception remains.
                                                                                                                                                                                           not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule    loan to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  to the borrower's 100% owned business and therefore the rent is offset by a
                                                                                                                                                                                           E)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           rental expense for the business.
625489615  XXX     XXX             XXX               29375379           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.    Creditor did not provide FACTA Credit Score Disclosure.                                                      There is no Assignee Liability.                                                                                          12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
625489615  XXX     XXX             XXX               29375380           compliance      1                General Ability To Repay Provision Credit History                                 Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using       Unable to verify debt obligations using reasonably reliable third-party records                              Assignee Liability: Violations can result in regular TILA damages (actual                                                12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received credit report.
                                                                                                                                                                                           reasonably reliable third-party records.                                          due to the missing credit report from the loan file.                                                         damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625489615  XXX     XXX             XXX               29375381           compliance      1                General Ability To Repay Provision Employment - W-2                               Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2            The file is missing the most recent W-2 and a VVOE to verify the employment                                  Assignee Liability: Violations can result in regular TILA damages (actual                                                12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/03: Received required documentation. Condition cleared.
                                                                                                                                                                                           employment status using reasonably reliable third-party records. (XXX XXX/Wages)  dates, causing the loan to waterfall through the QM Testing.                                                 damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625489615  XXX     XXX             XXX               29375382           compliance      1                General Ability To Repay Provision Investor Qualification Method not Matching     Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender   The guidelines require 10/1 ARMS to be qualified using the Note rate, causing                                                                                                                                                         12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/03: Received required documentation. Condition cleared.
                                                                                                         ATR                                                                               does not match the ATR payment calculation methods under 1026.43(c)(5).           the loan to waterfall through the QM Testing.
625489615  XXX     XXX             XXX               29375383           compliance      1                Income/Asset Guideline Deficiency - ATR Impact                                    Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to   Due to missing income documentation and origination credit report the ability to                                                                                                                                                      12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received credit report and 2017 W2; however, other income
                                                                                                                                                                                           income and/or asset doc requirements which could result in a risk to the          repay is not supported, causing the loan to waterfall through the QM Testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                documentation remains missing (separate exceptions for these items). Finding
                                                                                                                                                                                           borrower's ability to repay. (Exception is eligible to be regraded with                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        remains open as not all items yet received.
                                                                                                                                                                                           compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/01: Trailing docs did not contain any docs to clear this exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/03: Received required documentation. Condition cleared.
625489615  XXX     XXX             XXX               29375385           compliance      3                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Due to missing income documentation and origination credit report the ability to                             Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              B                           B                          7/XX/2023                                                                                                Non QM                                2023/XX/18: Missing lease document per finding above.                             2023/XX/22: No additional documentation provided. Exception remains.
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                       repay is not supported, causing the loan to waterfall through the QM Testing.                                Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/22: EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Designation of Safe Harbor QM does not match Due Diligence Loan Designation of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          ATR Fail.
625489615  XXX     XXX             XXX               29375386           compliance      1                QM DTI                                                                            Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and  Due to missing income documentation and origination credit report the ability to                             Although this issue is subject to a 3 year SOL for affirmative claims under                                              12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/03: Received required documentation. Condition cleared.
                                                                                                                                                                                           the images do not provide evidence loan is eligible for purchase, guarantee or    repay is not supported, causing the loan to waterfall through the QM Testing.                                TILA, AMC does not adjust grading taking into account TILA SOL for exceptions
                                                                                                                                                                                           insurance by the appropriate agency.                                                                                                                                                           under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.
625489615  XXX     XXX             XXX               29375387           compliance      1                QM Required Credit Report Not Provided to Evidence Debts                          Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit     The credit report is missing from the loan file, causing the loan to waterfall                                                                                                                                                        12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received credit report.
                                                                                                                                                                                           report to evidence the consumers outstanding liabilities. (XXX/12403215)          through the QM Testing.
625489615  XXX     XXX             XXX               29375388           compliance      2                TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no     TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images   Loan Estimate not provided within loan images to evidence delivery to the                                    TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  12/XX/2018        12/XX/2019                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Loan Estimates in the Loan File                                                   to evidence delivery to the Borrower(s). The earliest Closing Disclosure          Borrower(s). The earliest Closing Disclosure provided in the loan file was used                              liability.
                                                                                                                                                                                           provided in the loan file was used as the estimated baseline for Tolerance        as the estimated baseline for Tolerance Testing. Depending on the actual values
                                                                                                                                                                                           Testing. Depending on the actual values on the initial Loan Estimate, a fee       on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be
                                                                                                                                                                                           tolerance cure of up to $XXX may be required.                                     required.
625489615  XXX     XXX             XXX               29375389           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the     ARM loan program disclosure not provided to the borrower.                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2018        12/XX/2019                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           borrower.
625489615  XXX     XXX             XXX               29375390           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,     Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to                               TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2018        12/XX/2019                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM                                                                                                                  2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.                                      the borrower.
625489615  XXX     XXX             XXX               29375391           compliance      2                TRID Final Closing Disclosure Product Testing                                     TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure  General Information: Final Closing Disclosure provided on 12/XX/2018 disclosed a                             TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  12/XX/2018        12/XX/2019                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           provided on 12/XX/2018 disclosed a Product that does not match the actual         Product that does not match the actual product for the loan. Additional AIR/AP                               liability.
                                                                                                                                                                                           product for the loan. Additional AIR/AP table failures could apply for loans      table failures could apply for loans with an adjustable rate or adjustable with an adjustable rate or adjustable payment with incorrect Product disclosure.  payment with incorrect Product disclosure.
                                                                                                                                                                                           (Final/12/XX/2018)
625489615  XXX     XXX             XXX               29375392           credit          1                Income documentation requirements not met.                                                                                                                          Loan file is missing 2 year previous W-2's,and VVOE as required.                                                                                                                                                                      12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/03: Received required documentation. Condition cleared.
625489615  XXX     XXX             XXX               29375393           credit          1                Verification(s) of employment is not within 10 business days of the Note.         Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:   VVOE was not provided.                                                                                                                                                                                                                12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/03: Received required documentation. Condition cleared.
                                                                                                                                                                                           12/XX/2002
625489615  XXX     XXX             XXX               29375394           compliance      1                General Ability To Repay Provision Investor Guidelines                            Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more         Loan file is missing 2 year previous W-2's,and VVOE as required.                                                                                                                                                                      12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/03: Received required documentation. Condition cleared.
                                                                                                                                                                                           guideline components, the loan is at ATR risk.
625489615  XXX     XXX             XXX               29375395           credit          1                Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of 46.59173% exceeds Guideline    Guidelines allowed for a max DTI of 43.00%. Due to missing prior 2 years W-2's                                                                                                                                                        12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/03: Received required documentation. Condition cleared.
                                                                                                                                                                                           total debt ratio of 43.00000%.                                                    or 1040 tax returns, VVOE and origination credit report, the calculated DTI
                                                                                                                                                                                                                                                                             46.59173% exceeds allowed DTI.
625489615  XXX     XXX             XXX               29375396           compliance      1                General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines    Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the     Guidelines allowed for a max DTI of 43.00%. Due to missing prior 2 years W-2's                                                                                                                                                        12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/03: Received required documentation. Condition cleared.
                                                                                                                                                                                           1026.43(c)(5) of 49.68% significantly exceeds the guideline maximum of 43.00%.    or 1040 tax returns, VVOE and origination credit report, the calculated DTI
                                                                                                                                                                                           (DTI Exception requires compelling compensating factors to consider regrading to  46.59173% exceeds allowed DTI, causing the loan to waterfall through the QM
                                                                                                                                                                                           EV2-B.)                                                                           Testing.
625489615  XXX     XXX             XXX               29375397           credit          1                Asset documentation requirements not met.                                                                                                                           The guidelines do not allow for cash proceeds to be used as verified assets. The                                                                                                                                                      12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/03: Received required documentation. Condition cleared.
                                                                                                                                                                                                                                                                             borrower has no assets verified to meet the reserve requirement.
625489615  XXX     XXX             XXX               29375398           credit          1                Guideline Requirement: PITIA reserves months discrepancy.                         Calculated PITIA months reserves of is less than Guideline PITIA months reserves  The guidelines do not allow for cash proceeds to be used as verified assets. The                                                                                                                                                      12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/03: Received required documentation. Condition cleared.
                                                                                                                                                                                           of 6.00.                                                                          borrower has no assets verified to meet the reserve requirement.
625489615  XXX     XXX             XXX               29375399           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Nothing in the loan file to evidence delivery of the appraisal to the borrower.                                                                                                                                                       12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/11/XX/2018)
625489615  XXX     XXX             XXX               29375400           credit          1                The verification of employment is required and was not found in file.             Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                                                                                                                         12/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/03: Received required documentation. Condition cleared.
                                                                                                                                                                                           12/XX/2002
625489561  XXX     XXX             XXX               29375432           compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                     Missing signed and dated Initial Loan Application.                                                                                                                                                                                    9/XX/2015                                     CA     Refinance - Cash-out - Other               Investment                No                       B                            B                              B                           B                          7/XX/2023
625489561  XXX     XXX             XXX               29375433           credit          3                Missing Document: Approval not provided                                                                                                                             The Approval document was not provided.                                                                                                                                                                                               9/XX/2015                                     CA     Refinance - Cash-out - Other               Investment                No                       C                            C                              C                           C                          7/XX/2023
625489561  XXX     XXX             XXX               29375434           credit          3                Missing Document: Flood Certificate not provided                                                                                                                    Missing Flood Certificate.                                                                                                                                                                                                            9/XX/2015                                     CA     Refinance - Cash-out - Other               Investment                No                       C                            C                              C                           C                          7/XX/2023
625489561  XXX     XXX             XXX               29375435           credit          3                Missing Document: Occupancy Certificate not provided                                                                                                                Occupancy Certificate was not provided.                                                                                                                                                                                               9/XX/2015                                     CA     Refinance - Cash-out - Other               Investment                No                       C                            C                              C                           C                          7/XX/2023
625489561  XXX     XXX             XXX               29375436           credit          3                Verification(s) of employment is not within 10 business days of the Note.         Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:   Missing borrower(s) Verification of employment within 10 days of the Note.                                                                                                                                                            9/XX/2015                                     CA     Refinance - Cash-out - Other               Investment                No                       C                            C                              C                           C                          7/XX/2023
                                                                                                                                                                                           06/XX/1992
625489561  XXX     XXX             XXX               29375437           compliance      2                ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided       ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to        "Right to Receive a Copy" appraisal disclosure was not provided to borrower(s)                               There is generally no Assignee Liability.                                                                                9/XX/2015                                     CA     Refinance - Cash-out - Other               Investment                No                       B                            B                              B                           B                          7/XX/2023
                                                                                                         Timely                                                                            Receive a Copy" appraisal disclosure to applicant within three (3) business days  within three (3) business days of application.
                                                                                                                                                                                           of application or determination of first lien status.
625489561  XXX     XXX             XXX               29375438           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in a FEMA disaster area.                                                                                                                                                                              9/XX/2015                                     CA     Refinance - Cash-out - Other               Investment                No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                                                                                                                                                    2023/XX/01: Received BPO confirming no damage.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     A post disaster inspection verifying there was no damage to the subject property
                                                                                                                                                                                           Disaster Name: XXX                                                                is required.
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488798  XXX     XXX             XXX               29375569           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 Most recent Inspection date not provided                                                                                                                                                                                              10/XX/2020                                    CA     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/01: Received BPO confirming no damage.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488798  XXX     XXX             XXX               29375570           credit          3                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    10/XX/2020                                    CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
625488798  XXX     XXX             XXX               29375571           credit          2                Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.                                                                                                                                                                                                                                                                                                                           10/XX/2020                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
625488798  XXX     XXX             XXX               29375572           compliance      2                TRID Initial Closing Disclosure Timing without Waiver                             TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Closing Disclosure not provided to Borrower(s) at least three (3) business days                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  10/XX/2020        10/XX/2021                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           at least three (3) business days prior to closing. (Initial/10/XX/2020)           prior to closing                                                                                             liability.
625488798  XXX     XXX             XXX               29375574           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,     CHARM Booklet, not provided to the borrower.                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2020        10/XX/2021                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM                                                                                                                  2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488798  XXX     XXX             XXX               29375575           compliance      2                ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy   There is no evidence the appraisal was provided to the borrower at closing.                                  There is generally no Assignee Liability.                                                                                10/XX/2020                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2020)
625488755  XXX     XXX             XXX               29375994           credit          3                File does not contain documentation from lender/seller confirming the condo is    Valuation Type: Appraisal / Valuation Report Date: 06/XX/2015                     File does not contain documentation from lender/seller confirming the condo is                                                                                                                                                        8/XX/2015                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
                                                                                                         warrantable.                                                                                                                                                        warrantable.
625488755  XXX     XXX             XXX               29375995           compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                     File is missing a fully executed initial application.                                                                                                                                                                                 8/XX/2015                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM                                                                                                                  2023/XX/29: Missing Initial signed/dated 1003.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/30: Missing Signed/dated Initial 1003.
625488755  XXX     XXX             XXX               29375996           credit          3                Missing Document: Approval not provided                                                                                                                                                                                                                                                                                                                                                                   8/XX/2015                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
625488755  XXX     XXX             XXX               29375997           compliance      2                ARM Disclosure Timing Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the     ARM loan program disclosure not provided to the borrower within three (3) days                               TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2015         8/XX/2016                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           borrower within three (3) days of application.                                    of application.
625488755  XXX     XXX             XXX               29375998           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,     CHARM Booklet Disclosure is required to mitigate this exception.                                             TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2015         8/XX/2016                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM                                                                                                                  2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488755  XXX     XXX             XXX               29375999           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   As per Appraisal acknowledgement document signed on closing borrower did not                                                                                                                                                          8/XX/2015                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             select any option
                                                                                                                                                                                           (Type:Primary/06/XX/2015)
625488755  XXX     XXX             XXX               29376000           compliance      2                RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3  RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure    RESPA disclosure signed at close 8/XX/2015.                                                                  RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2015                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Business Days of Application                                                      Statement to applicant within three (3) business days of application.                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625489119  XXX     XXX             XXX               29376048           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       8/XX/2018                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/01: PDI provided, exception cleared.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625489119  XXX     XXX             XXX               29376049           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2018         8/XX/2019                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489119  XXX     XXX             XXX               29376050           compliance      2                TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior                                                                                                                 TILA ROR - 3yrs for rescindable transactions.                                                                            8/XX/2018         8/XX/2021                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Date                                                                              to expected date(s).
625489119  XXX     XXX             XXX               29376051           compliance      2                Self-Employed Tax Return Recency - ATR                                            Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or   This EV 2 exception is for informational purposes due to the 2017 taxes are on                                                                                                                                                        8/XX/2018                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           personal tax returns provided are not the most recent. Application Date           extension.
                                                                                                                                                                                           07/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date
                                                                                                                                                                                           03/XX/2018. (XXX XXX/S-Corp)
625489119  XXX     XXX             XXX               29376052           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title   Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee                                   TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2018         8/XX/2019                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           - Recording Service Fee. Fee Amount of $XXX exceeds tolerance of $XXX.            Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided                               liability.
                                                                                                                                                                                           Insufficient or no cure was provided to the borrower. (75197)                     to the borrower.
625489119  XXX     XXX             XXX               29376053           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title   Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of                               TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2018         8/XX/2019                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           - Endorsement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or  $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the                                  liability.
                                                                                                                                                                                           no cure was provided to the borrower. (7564)                                      borrower. (7564)
625487932  XXX     XXX             XXX               29376324           credit          3                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              Copy of e-sign agreement document is not available in file.                                                                                                                                                                           7/XX/2017                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
625487932  XXX     XXX             XXX               29376325           property        3                Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not      Valuation Type: Appraisal / Valuation Report Date: 06/XX/2017                     442 was not provided.                                                                                                                                                                                                                 7/XX/2017                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
                                                                                                         provided.
625487932  XXX     XXX             XXX               29376326           compliance      2                Self-Employed Tax Return Recency - ATR                                            Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or   The business or personal tax returns provided are not the most recent.                                                                                                                                                                7/XX/2017                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           personal tax returns provided are not the most recent. Application Date           Application Date 05/XX/2017, Most Recent Tax Return End Date 12/XX/2015, Tax
                                                                                                                                                                                           05/XX/2017, Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date       Return Due Date 04/XX/2017
                                                                                                                                                                                           04/XX/2017. (XXX XXX/Schedule C)
625487932  XXX     XXX             XXX               29376327           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Zero percent fee tolerance exceeded.                                                                         TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  7/XX/2017         7/XX/2018                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX.                                                                                                                     liability.
                                                                                                                                                                                           Insufficient or no cure was provided to the borrower. (75103)
625487932  XXX     XXX             XXX               29376328           credit          3                Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of     Cash to Borrower: ; Total Cash Out: $XXX; Refi Purpose: Rate/Term                 Borrower received total cash out of $XXX, which is greater than the lessor of                                                                                                                                                         7/XX/2017                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
                                                                                                         the loan amount or $XXX.                                                                                                                                            $XXX or 2% of the loan amount.
625487932  XXX     XXX             XXX               29376329           credit          3                Aged document: Asset Account date is more than 90 days prior to Closing.          Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account                                                                                                                                                                                                                                             7/XX/2017                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           Number: XXX
625488558  XXX     XXX             XXX               29376397           credit          1                REO Documents are missing.                                                        Address: XXX, CA HOA Verification                                                 HOA Verification is missing for 2661 Beach Road Pelican 35, Watsonville, CA.                                                                                                                                                          8/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            ATR Risk                              2023/XX/18: Agree with findings. The July 2019 HOA quarterly statement from XXX   2023/XX/22: HOA document located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        is in loan file. The quarterly payment is $XXX ($XXX annually). The annual HOA dues were not accounted for in the schedule E rental income analysis for the property in question. Adding the annual payment of $XXX would result in monthly negative cashflow of $XXX vs $XXX revising the total net rental income from $XXX to $XXX. Revised qualifying income would be $XXX. Revised DTI would be 49.675%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        consisting of $XXX PITI payment against revised income of $XXX.
625488558  XXX     XXX             XXX               29376398           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in a FEMA Disaster area post-close. A                                                                                                                                                                 8/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            ATR Risk                                                                                                                2023/XX/01: PDI provided, exception cleared.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     post-disaster inspection verifying there was no damage to the subject property
                                                                                                                                                                                           Disaster Name: XXX                                                                is required.
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488558  XXX     XXX             XXX               29376399           compliance      3                Check Loan Designation Match - ATR Risk                                           Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    Originator Loan Designation of Non QM does not match Due Diligence Loan                                      Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              8/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              B                           B                          7/XX/2023                                                                                                ATR Risk                              2023/XX/18: Although HOA dues were errorneously excluded from debt service which  2023/XX/22: The guidelines require the subject payment to use the greater of the
                                                                                                                               not match Due Diligence Loan Designation of ATR Risk.                             Designation due to DTI Discrepancy.                                                                          Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               causes excessived DTI, ATR is still met as borrowers residual income is $XXX per  Note rate or the fully-indexed rate amortized over the remaining 23 years,
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        mos                                                                               resulting in a qualifying DTI ratio of 52%. The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Agree with error, but don't agree with ATR impact based on overall
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        file risk & quality.                                                              2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.
625488558  XXX     XXX             XXX               29376400           compliance      3                General ATR Provision Investor and Non QM DTIs match and both significantly       Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the     Calculated DTI of 52.48% exceeds guideline limit of DTI 45%.                                                                                                                                                                          8/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                ATR Risk                              2023/XX/18: Already addressed above. Justifications for DTI exception- Per final  2023/XX/22: The guidelines require the subject payment to use the greater of the
                                                                                                         exceed Guidelines                                                                 Lenders Guidelines and 1026.43(c)(5) of 52.60415% significantly exceeds the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  1008; Low LTV XXX% and Liquidity, post close reserves equal to 150 months PITI    Note rate or the fully-indexed rate amortized over the remaining 23 years,
                                                                                                                                                                                           guideline maximum of 45.00%. (DTI Exception requires compelling compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   resulting in a qualifying DTI ratio of 52%. The DTI exceeds the maximum allowed
                                                                                                                                                                                           factors to consider regrading to EV2-B.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     2023/XX/25: Agree with error, but don't agree with ATR impact based on overall    by more than 5% and is not eligible to be waived regraded.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        file risk & quality.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.
625488558  XXX     XXX             XXX               29376401           compliance      2                TRID Initial Closing Disclosure Timing without Waiver                             TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Closing Disclosure not provided to Borrower(s) at least three (3) business days                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2019         8/XX/2020                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                ATR Risk
                                                                                                                                                                                           at least three (3) business days prior to closing. (Initial/08/XX/2019)           prior to closing.                                                                                            liability.
625488558  XXX     XXX             XXX               29376402           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX                                    TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2019         8/XX/2020                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                ATR Risk
                                                                                                                                                                                           Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no   exceeds tolerance of $XXX.                                                                                   liability.
                                                                                                                                                                                           cure was provided to the borrower. (7506)
625488558  XXX     XXX             XXX               29376403           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit  Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX                                TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2019         8/XX/2020                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                ATR Risk
                                                                                                                                                                                           Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no      exceeds tolerance of $XXX.                                                                                   liability.
                                                                                                                                                                                           cure was provided to the borrower. (7520)
625488558  XXX     XXX             XXX               29376404           credit          3                Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of 52.60415% exceeds Guideline    Calculated DTI of 52.48% exceeds guideline limit of DTI 45%.                                                                                                                                                                          8/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                ATR Risk                              2023/XX/18: N/A; Duplicative Exception                                            2023/XX/22: The guidelines require the subject payment to use the greater of the
                                                                                                                                                                                           total debt ratio of 45.00000%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Note rate or the fully-indexed rate amortized over the remaining 23 years,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Agree with error, but don't agree with ATR impact based on overall    resulting in a qualifying DTI ratio of 52%. The DTI exceeds the maximum allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        file risk & quality.                                                              by more than 5% and is not eligible to be waived regraded.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.
625488558  XXX     XXX             XXX               29376405           compliance      3                General Ability To Repay Provision Investor Guidelines                            Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more         Loan has ATR failure due to DTI discrepancy.                                                                                                                                                                                          8/XX/2019                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                ATR Risk                              2023/XX/18: Already addressed above. Justifications for DTI exception- Per final  2023/XX/22: The guidelines require the subject payment to use the greater of the
                                                                                                                                                                                           guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               1008; Low LTV XXX% and Liquidity, post close reserves equal to 150 months PITI    Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%. The DTI exceeds the maximum allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Agree with error, but don't agree with ATR impact based on overall    by more than 5% and is not eligible to be waived regraded.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        file risk & quality.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.
625488746  XXX     XXX             XXX               29376614           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       5/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            ATR Risk                                                                                                                2023/XX/01: BPO provided. No damage noted. Cleared.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488746  XXX     XXX             XXX               29376615           credit          3                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              E-sign consent agreement is missing                                                                                                                                                                                                   5/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                ATR Risk
625488746  XXX     XXX             XXX               29376616           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each                                                                                                                                                                                                                                         5/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                ATR Risk
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/03/XX/2017)
625488746  XXX     XXX             XXX               29376617           compliance      2                General Ability To Repay Provision Investor Qualification Method not Matching     Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender   10/1 ARM qualified at Note rate per guidelines.                                                                                                                                                                                       5/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                ATR Risk
                                                                                                         ATR                                                                               does not match the ATR payment calculation methods under 1026.43(c)(5).
625488746  XXX     XXX             XXX               29376618           compliance      2                RESPA Disclosure - List of Homeownership Counseling Organizations Missing         RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of                                                                                                                      RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                ATR Risk
                                                                                                                                                                                           Homeownership Counseling Organizations to borrower.                                                                                                                                            within the statute or implementing regulation, Regulation X, for these type of violations.
625488746  XXX     XXX             XXX               29376620           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2017         5/XX/2018                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                ATR Risk
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488746  XXX     XXX             XXX               29376621           compliance      3                Check Loan Designation Match - ATR Risk                                           Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does                                                                                                                 Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              5/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              B                           B                          7/XX/2023                                                                                                ATR Risk                              2023/XX/18: Agree                                                                 2023/XX/21: Per lenders final 1003, loan was approved with a 44.871% DTI.
                                                                                                                                                                                           not match Due Diligence Loan Designation of ATR Risk.                                                                                                                                          Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Condition remains.
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Disagree. Final 1003/08 provided show that final qualifying DTI was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was     2023/XX/15: Received updated 1008, however it appears the lender did not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        not final approved DTI.                                                           the REO liabilities in the DTI. Condition remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
625488746  XXX     XXX             XXX               29376622           credit          1                REO Documents are missing.                                                        Address: XXX, TN Statement                                                                                                                                                                                                                                                                                              5/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            ATR Risk                              2023/XX/18: property identified as an apartment complex/commercial property -     2023/XX/21: Credit report used for P&I payment. Condition cleared.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        used 1040 for expenses, loss includedi n ratios
625488746  XXX     XXX             XXX               29376623           credit          3                Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of 44.69592% exceeds Guideline    Loan was approved at 44.7% exceeding 44% maximum DTI.                                                                                                                                                                                 5/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                ATR Risk                              2023/XX/18: Max DTI for program is 43%, Uwer calcuated DTI at 40.870%             2023/XX/21: Per lenders final 1003, loan was approved with a 44.871% DTI.
                                                                                                                                                                                           total debt ratio of 44.00000%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Condition remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Disagree. Final 1003/08 provided show that final qualifying DTI was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was     2023/XX/15: Received updated 1008, however it appears the lender did not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        not final approved DTI.                                                           the REO liabilities in the DTI. Condition remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
625488746  XXX     XXX             XXX               29376624           compliance      3                General ATR Provision Investor and Non QM DTIs don't match and both moderately    Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the                                                                                                                                                                                                                                          5/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                ATR Risk                              2023/XX/18: Agree                                                                 2023/XX/21: Per lenders final 1003, loan was approved with a 44.871% DTI.
                                                                                                         exceed Guidelines                                                                 Lenders Guidelines of 44.69592% and based on 1026.43(c)(5) of 48.85% moderately                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Condition remains.
                                                                                                                                                                                           exceed the guideline maximum of 44.00%. (DTI Exception is eligible to be                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     2023/XX/25: Disagree. Final 1003/08 provided show that final qualifying DTI was
                                                                                                                                                                                           regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was     2023/XX/15: Received updated 1008, however it appears the lender did not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        not final approved DTI.                                                           the REO liabilities in the DTI. Condition remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
625488746  XXX     XXX             XXX               29376625           compliance      3                General Ability To Repay Provision Investor Guidelines                            Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more         Waterfall due to DTI.                                                                                                                                                                                                                 5/XX/2017                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                ATR Risk                              2023/XX/18: Agree                                                                 2023/XX/21: Per lenders final 1003, loan was approved with a 44.871% DTI.
                                                                                                                                                                                           guideline components, the loan is at ATR risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Condition remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2023/XX/25: Disagree. Final 1003/08 provided show that final qualifying DTI was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was     2023/XX/15: Received updated 1008, however it appears the lender did not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        not final approved DTI.                                                           the REO liabilities in the DTI. Condition remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
625489716  XXX     XXX             XXX               29376706           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/02: Received BPO. Condition cleared.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625489716  XXX     XXX             XXX               29376707           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    11/XX/2018        12/XX/2019                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489716  XXX     XXX             XXX               29376708           credit          1                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                   Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Exception cleared.
625489716  XXX     XXX             XXX               29376709           credit          1                Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                       Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Received
625489716  XXX     XXX             XXX               29376710           credit          1                Missing Document: Occupancy Certificate not provided                                                                                                                                                                                                                                                                                                               Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Exception cleared.
625489716  XXX     XXX             XXX               29376711           compliance      3                Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                 Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       D                            D                              D                           D                          7/XX/2023                                                                                                Non QM
625489716  XXX     XXX             XXX               29376712           credit          3                Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum                                                                                                                Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                                                                                                             coverage of $XXX OR Provide copy of insurer's replacement cost estimate supporting current coverage amount.
625489716  XXX     XXX             XXX               29376713           credit          1                Income Docs Missing:                                                              Borrower: XXX 4506-T (2016), 4506-T (2017), Award Letter / Continuance Letter,                                                                                                                                                                                                   Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Exception cleared.
                                                                                                                                                                                           Paystubs, W-2 (2016), W-2 (2017)
625489716  XXX     XXX             XXX               29376714           credit          1                Guideline Issue:Insufficient asset documentation.                                 Financial Institution: XXX // Account Type: Stocks / Account Number: XXX          Guidelines require 2 months asset statements, only one month provided in file.                                                                                                                 Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Exception cleared.
625489716  XXX     XXX             XXX               29376715           compliance      1                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                   Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: FACTA disclosure received
625489716  XXX     XXX             XXX               29376716           compliance      2                RESPA - Initial Escrow Account Statement Missing                                  RESPA: Initial escrow account statement was not provided to the borrower.                                                                                                                      RESPA (Sections 4 and 5) contains no explicit assignee liability provisions       Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625489716  XXX     XXX             XXX               29376717           compliance      1                General Ability To Repay Provision Income and Assets - Other Income Doc Source    Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income source      Missing income documentation for retirement income.                                                          Assignee Liability: Violations can result in regular TILA damages (actual         Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Exception cleared.
                                                                                                         Null                                                                              using reasonably reliable third-party records. (XXX Retired/Social Security)                                                                                                                   damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625489716  XXX     XXX             XXX               29376718           compliance      1                Check Loan Designation Match - ATR                                                Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    Due to missing income and asset documentation.                                                               Rating Agency requirements are to have the Creditor provide the ATR/QM Loan       Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: All missing income and asset documentation has been received.
                                                                                                                                                                                           not match Due Diligence Loan Designation of ATR Fail.                                                                                                                                          Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.
625489716  XXX     XXX             XXX               29376719           compliance      1                General Ability To Repay Provision Credit History                                 Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using       Credit report missing in loan file                                                                           Assignee Liability: Violations can result in regular TILA damages (actual         Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Credit report received
                                                                                                                                                                                           reasonably reliable third-party records.                                                                                                                                                       damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625489716  XXX     XXX             XXX               29376720           compliance      1                General Ability To Repay Provision Income and Assets - Wages                      Ability to Repay (Dodd-Frank 2014): Unable to verify income due to, missing W-2,  Missing income documentation for all income sources used to qualify.                                         Assignee Liability: Violations can result in regular TILA damages (actual         Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Exception cleared.
                                                                                                                                                                                           Paystub, LES, ETS or WVOE. (XXX XXX/Wages)                                                                                                                                                     damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625489716  XXX     XXX             XXX               29376722           compliance      1                TRID Closing Disclosure Status Test                                               TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing      No CD's in file are executed by the borrower to determine received date.                                     High Cost or Anti-Predatory Lending Testing impact, therefore no SOL              Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/02: Final CD was provided.
                                                                                                                                                                                           Disclosure not provided prior to closing. Any applicable Federal, State or Local                                                                                                               considerations.
                                                                                                                                                                                           compliance testing is unreliable or not performed. Loan is subject to high cost                                                                                                                For TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a
                                                                                                                                                                                           testing.                                                                                                                                                                                       defense to foreclosure. Assignee liability.
625489716  XXX     XXX             XXX               29376723           compliance      1                Right of Rescission Timing - Receipt Date Missing                                 Missing Final Closing Disclosure Received Date. Unable to determine compliance    No CD's in file are executed by the borrower to determine received date.                                     TILA ROR - 3yrs for rescindable transactions.                                     Yes                                    11/XX/2018        12/XX/2021                  CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/02: Final CD was provided.
                                                                                                                                                                                           with rescission timing requirements.
625489716  XXX     XXX             XXX               29376724           property        3                Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not      Valuation Type: Appraisal / Valuation Report Date: 10/XX/2018                                                                                                                                                                                                                    Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
                                                                                                         provided.
625489716  XXX     XXX             XXX               29376725           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of       ARM Disclosure in the file does not contain a date provided.                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    11/XX/2018        12/XX/2019                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           application due to missing information.
625489716  XXX     XXX             XXX               29376726           compliance      2                ECOA Appraisal Disclosure - ECOA Timing                                           ECOA - File does not evidence the consumer was provided with the right to         Evidence of borrower's earlier receipt of the disclosure was not provided.                                                                                                                     Yes                                    11/XX/2018        12/XX/2019                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
625489716  XXX     XXX             XXX               29376727           compliance      2                RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided    RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling         The Fraud Report reflects an application date of 10/XX/2018, disclosure not                                  RESPA (Sections 4 and 5) contains no explicit assignee liability provisions       Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Within 3 Business Days of Application                                             Organizations not provided to applicant within three (3) business days of         provided within 3 business days of application.                                                              within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application.                                                                                                                                                                                   violations.
625489716  XXX     XXX             XXX               29376728           compliance      2                TRID Loan Estimate Timing                                                         TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the    The Fraud Report reflects an application date of 10/XX/2018, disclosure not                                  TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee           Yes                                    11/XX/2018        12/XX/2019                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           mail to Borrower(s) within three (3) business days of application.                provided within 3 business days of application.                                                              liability.
                                                                                                                                                                                           (Initial/10/XX/2018)
625489716  XXX     XXX             XXX               29376729           credit          1                Asset documentation requirements not met.                                                                                                                           File is missing required bank statements as required by lender guides to support                                                                                                               Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Exception cleared.
                                                                                                                                                                                                                                                                             required reserves.
625489716  XXX     XXX             XXX               29376730           credit          1                Income documentation requirements not met.                                                                                                                          File is missing required income documents as listed in lender guides.                                                                                                                          Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Exception cleared.
625489716  XXX     XXX             XXX               29376731           compliance      1                Income/Asset Guideline Deficiency - ATR Impact                                    Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to   File is missing critical documentation to complete DD review: credit report,                                                                                                                   Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Exception cleared.
                                                                                                                                                                                           income and/or asset doc requirements which could result in a risk to the          current paystubs, most recent 2 years W2's, bank statements, award letter and
                                                                                                                                                                                           borrower's ability to repay. (Exception is eligible to be regraded with           4506's.
                                                                                                                                                                                           compensating factors.)
625489716  XXX     XXX             XXX               29376732           credit          1                AUS/Guideline Findings: All conditions were not met                                                                                                                 File is missing critical documentation to complete DD review: credit report,                                                                                                                   Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Exception cleared.
                                                                                                                                                                                                                                                                             current paystubs, most recent 2 years W2's, bank statements, award letter and
                                                                                                                                                                                                                                                                             4506's.
625489716  XXX     XXX             XXX               29376733           compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                     File is missing a fully executed initial application                                                                                                                                           Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
625489716  XXX     XXX             XXX               29376734           compliance      1                General Ability To Repay Provision Investor Guidelines Do Not Address 8 ATR       Ability to Repay (Dodd-Frank 2014): Guidelines provided do not address all 8      Failure due to missing income and asset documentation and the subject note.                                                                                                                    Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: All missing income and asset documentation has been received.
                                                                                                         Factors                                                                           factors of ATR.
625489716  XXX     XXX             XXX               29376735           compliance      1                General Ability To Repay Provision Investor Guidelines                            Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more         Failure due to missing income and asset documentation and subject note.                                                                                                                        Yes                                    11/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/13: Credit report received
                                                                                                                                                                                           guideline components, the loan is at ATR risk.
625489716  XXX     XXX             XXX               29376737           compliance      1                ARM Disclosure Timing Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    11/XX/2018        12/XX/2019                  CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             8/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/02: Final CD was provided.
                                                                                                                                                                                           borrower within three (3) days of application.
625489716  XXX     XXX             XXX               29376738           compliance      2                TRID Final Closing Disclosure AIR Table Minimum Interest Rate                     TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing  Page 4 shows minimum rate of 2.25%, loan rate is 4.50%.                                                      TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee           Yes                                    11/XX/2018        12/XX/2019                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           Disclosure provided on 11/XX/2018 disclosed a Minimum Interest Rate that does                                                                                                                  liability.
                                                                                                                                                                                           not match the actual minimum interest rate for the loan. (Final/11/XX/2018)
625489716  XXX     XXX             XXX               29376739           compliance      2                TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate           TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Page 1 shows minimum payment of $XXX and calculated payment is $XXX.                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    11/XX/2018        12/XX/2021                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Subsequent Payments                                                               provided on 11/XX/2018 disclosed a periodic principal and interest payment for                                                                                                                 defense to foreclosure. Assignee liability.
                                                                                                                                                                                           payment stream 3 that does not match the actual payment for the loan.
                                                                                                                                                                                           (ProjSeq:3/2211341)
625489716  XXX     XXX             XXX               29376740           compliance      2                TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate           TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Page 1 shows minimum payment of $XXX and calculated payment is $XXX.                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    11/XX/2018        12/XX/2021                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Subsequent Payments                                                               provided on 11/XX/2018 disclosed a periodic principal and interest payment for                                                                                                                 defense to foreclosure. Assignee liability.
                                                                                                                                                                                           payment stream 4 that does not match the actual payment for the loan.
                                                                                                                                                                                           (ProjSeq:4/2211342)
625488685  XXX     XXX             XXX               29376900           credit          3                File does not contain documentation from lender/seller confirming the condo is    Valuation Type: Appraisal / Valuation Report Date: 09/XX/2018                     The loan file does not contain evidence the Condo is warrantable.                                                                                                                                                                     10/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          7/XX/2023                                                                                                Non QM
                                                                                                         warrantable.
625488685  XXX     XXX             XXX               29376901           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                10/XX/2018                                    CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/01: BPO provided. No damage noted. Cleared.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage. The inspection must include exterior
                                                                                                                                                                                           Disaster Name: XXX                                                                photos and the property must be re-inspected on or after XX/XX/XXXX declared end
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX                                             date
625489324  XXX     XXX             XXX               29377060           compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                     The initial 1003 was not signed by the borrower.                                                                                                                                                                                      10/XX/2014                                    CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
625489324  XXX     XXX             XXX               29377061           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 Property was not in FEMA Disaster at the time of closing thus it not reported.                                                                                                                                                        10/XX/2014                                    CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2023             6/XX/2023                           Yes                                            Non QM                                                                                                                  2023/XX/01: BPO provided. No damage noted. Cleared.
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625489324  XXX     XXX             XXX               29377062           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Creditor did not provide a copy of each valuation to applicant three (3)                                                                                                                                                              10/XX/2014                                    CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/09/XX/2014)
625489324  XXX     XXX             XXX               29377063           compliance      2                RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided    RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling         List of Homeownership Counseling Organizations not provided to applicant within                              RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2014                                    CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Within 3 Business Days of Application                                             Organizations not provided to applicant within three (3) business days of         three (3) business days of application.                                                                      within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application.                                                                                                                                                                                   violations.
625489324  XXX     XXX             XXX               29377064           compliance      2                TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application         Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within      Initial TIL was not sent within three (3) business days of the creditor                                      TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited                                         10/XX/2014        10/XX/2015                  CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           three (3) business days of the creditor application date.                         application date. No TIL available within the 3 days of application date                                     as a defense to foreclosure. Assignee liability.
625489324  XXX     XXX             XXX               29377065           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the     ARM loan program disclosure not provided to the borrower.                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2014        10/XX/2015                  CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           borrower.
625489324  XXX     XXX             XXX               29377066           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,     Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to                               TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2014        10/XX/2015                  CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.                                      the borrower.
625489324  XXX     XXX             XXX               29377067           compliance      2                RESPA - Initial GFE Not Provided Within 3 Business Days of Application            RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of  Initial GFE not provided to Borrower(s) within three (3) business days of                                    RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2014                                    CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                                                                                                           Application Date.                                                                 Application Date.                                                                                            within the statute or implementing regulation, Regulation X, for these type of violations.
625489324  XXX     XXX             XXX               29377068           compliance      2                RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3  RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure    Creditor did not provide Servicing Disclosure Statement to applicant within                                  RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2014                                    CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Business Days of Application                                                      Statement to applicant within three (3) business days of application.             three (3) business days of application.                                                                      within the statute or implementing regulation, Regulation X, for these type of violations.
625489324  XXX     XXX             XXX               29377069           compliance      2                ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided       ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to                                                                                                                     There is generally no Assignee Liability.                                                                                10/XX/2014                                    CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2023                                                                                                Non QM
                                                                                                         Timely                                                                            Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
625489326  XXX     XXX             XXX               31520391           compliance      2                New York Late Charge Percent Testing                                              New York Late Charge: Note late charge percent of 5.00000% exceeds the state      Note late charge percent of 5.00000% exceeds the state maximum of 2%                                                                                                                                                                  2/XX/2020                                     NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           maximum of 2%.
625489326  XXX     XXX             XXX               31520392           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Zero percent tolerance fee exceeded for Transfer Tax Fee. Fee was last disclosed                             TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  2/XX/2020         2/XX/2021                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no    as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. The file does                               liability.
                                                                                                                                                                                           cure was provided to the borrower. (8304)                                         not contain a valid COC for this fee, nor a cure.
625488457  XXX     XXX             XXX               31454214           compliance      2                TRID Final Closing Disclosure Amount Financed Test                                TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2022        12/XX/2023                  TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           provided on 12/XX/2022 disclosed an Amount Financed disclosed an inaccurate       compared to the calculated Amount Financed of $XXX and the disclosed Finance                                 defense to foreclosure. Assignee liability.
                                                                                                                                                                                           Amount Financed. The disclosed Amount Financed in the amount of $XXX is over      Charge is not accurate within applicable tolerances for Amount Financed to be
                                                                                                                                                                                           disclosed by $XXX compared to the calculated Amount Financed of $XXX and the      considered accurate (fee amounts included in Amount Financed and Finance Charge disclosed Finance Charge is not accurate within applicable tolerances for Amount  calculations are based on Closing Disclosure dated 12/XX/2022).
                                                                                                                                                                                           Financed to be considered accurate (fee amounts included in Amount Financed and   (Final/12/XX/2022)
                                                                                                                                                                                           Finance Charge calculations are based on Closing Disclosure dated 12/XX/2022).
                                                                                                                                                                                           (Final/12/XX/2022)
625488457  XXX     XXX             XXX               31454215           compliance      2                TRID Final Closing Disclosure Finance Charge                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2022        12/XX/2023                  TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           provided on 12/XX/2022 disclosed an inaccurate Finance Charge on page 5 that      compared to the calculated Finance Charge of $XXX which exceeds the $XXX                                     defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual Finance Charge for the loan. The disclosed Finance      threshold (fee amounts included in Finance Charge calculation are based on
                                                                                                                                                                                           Charge in the amount of $XXX is under disclosed by $XXX compared to the           Closing Disclosure dated 12/XX/2022). (Final/12/XX/2022)
                                                                                                                                                                                           calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                           12/XX/2022). (Final/12/XX/2022)
625488457  XXX     XXX             XXX               31454217           compliance      2                TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided             TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total       Recording fee was increased on 08/XX/2022 Loan Estimate and again on 12/XX/2022                                                                                                                                                       12/XX/2022        12/XX/2023                  TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no     CD with no valid change evident.
                                                                                                                                                                                           cure was provided to the borrower. (0)
625488457  XXX     XXX             XXX               31454219           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan    Valid cure document or Change of circumstance not provided.                                                  TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  12/XX/2022        12/XX/2023                  TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or                                                                                                                 liability.
                                                                                                                                                                                           no cure was provided to the borrower. (7200)
625488457  XXX     XXX             XXX               31454220           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax     Valid cure document or Change of circumstance not provided.                                                  TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  12/XX/2022        12/XX/2023                  TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           Certificate Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or                                                                                                                 liability.
                                                                                                                                                                                           no cure was provided to the borrower. (77159)
625488457  XXX     XXX             XXX               31467969           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each                                                                                                                                                                                                                                         12/XX/2022                                    TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/12/XX/2022)
625488621  XXX     XXX             XXX               31464073           compliance      2                TRID Initial Closing Disclosure Timing without Waiver                             TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Closing Disclosure not provided to Borrower within three business days prior to                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  3/XX/2022         3/XX/2023                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           at least three (3) business days prior to closing. (Initial/03/XX/2022)           closing.                                                                                                     liability.
625489666  XXX     XXX             XXX               31452413           compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           5/XX/2023                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
625489666  XXX     XXX             XXX               31454010           property        3                Appraiser's license or certification was not active at the time of the            Valuation Type: Appraisal / Valuation Report Date: 04/XX/2023                     The initial appraisal was completed prior to the license expiration date. There                                                                                                                                                       5/XX/2023                                     NY     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                         appraisal.                                                                                                                                                          was no change in value from the initial to the final appraisal.
625489666  XXX     XXX             XXX               31454254           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each                                                                                                                                                                                                                                         5/XX/2023                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/04/XX/2023)
625489666  XXX     XXX             XXX               31454255           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each                                                                                                                                                                                                                                         5/XX/2023                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Client:5048/01/XX/2023)
625489666  XXX     XXX             XXX               31454271           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan    No valid COC provided, nor evidence of cure in file.                                                         TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  5/XX/2023         5/XX/2024                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or                                                                                                                 liability.
                                                                                                                                                                                           no cure was provided to the borrower. (7200)
625489666  XXX     XXX             XXX               31454272           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         No valid COC provided, nor evidence of cure in file.                                                         TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  5/XX/2023         5/XX/2024                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no                                                                                                                liability.
                                                                                                                                                                                           cure was provided to the borrower. (7308)
625489666  XXX     XXX             XXX               31454273           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit  No valid COC provided, nor evidence of cure in file.                                                         TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  5/XX/2023         5/XX/2024                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no                                                                                                                   liability.
                                                                                                                                                                                           cure was provided to the borrower. (7520)
625487953  XXX     XXX             XXX               31458628           credit          3                Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                                                                                               10/XX/2019                                    MA     Purchase                                   Primary                   Yes                      C                            C                              C                           C                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
625487953  XXX     XXX             XXX               31458888           compliance      2                ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy                                                                                                                There is generally no Assignee Liability.                                                                                10/XX/2019                                    MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                         File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2019)
625487953  XXX     XXX             XXX               31458891           compliance      2                TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided             TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total       Ten Percent Fee Tolerance of $XXX exceeds tolerance allowed of $XXX plus 10%. No                                                                                                                                                      10/XX/2019        10/XX/2020                  MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no     valid change of circumstance nor cure was provided to the borrower.
                                                                                                                                                                                           cure was provided to the borrower. (0)
625489722  XXX     XXX             XXX               31466065           credit          1                Missing Document: AUS not provided                                                                                                                                  AUS is missing                                                                                                                                                                                                                        5/XX/2023                                     CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                                                                                                   2024/XX/10: Exception cleared. Final AUS submission has been provided.
625489722  XXX     XXX             XXX               31466098           compliance      1                General QM Provision Income and Assets - Wages                                    General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or     Failure due to AUS missing and agency salable being No.                                                                                                                                                                               5/XX/2023                                     CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/03: 9/3-Loan approved under digital refinance program. AUS verifies and   2024/XX/05: Unable to determine loan requirements due to missing final LP
                                                                                                                                                                                           WVOE. (XXX/Wages)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            no documentation required. However WVOE in file. XXX                              findings.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2024/XX/06: 9/6-LPA findings. XXX                                                 2024/XX/10: Exception cleared. Final AUS submission was provided.
625489722  XXX     XXX             XXX               31466102           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Failure due to Aus missing and agency salable being No.                                                      Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              5/XX/2023                                     CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/03: 9/3-Loan approved under digital refinance program. AUS verifies and   2024/XX/05: Unable to determine loan requirements due to missing final LP
                                                                                                                                                                                           QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               no documentation required. However WVOE in file. XXX                              findings.
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2024/XX/06: 9/6--Appeal: Re-uploading LP findings. XXX                            2024/XX/10: Exception cleared. Final AUS submission was provided.
625489722  XXX     XXX             XXX               31466103           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Appraisal Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  5/XX/2023         5/XX/2024                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no   on Final Closing Disclosure. File does not contain a valid Change of                                         liability.
                                                                                                                                                                                           cure was provided to the borrower. (7506)                                         circumstance for this fee, nor evidence of cure in file.
625489722  XXX     XXX             XXX               31515292           credit          1                AUS/Guideline Findings: All conditions were not met                                                                                                                 Aus is missing.                                                                                                                                                                                                                       5/XX/2023                                     CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                                                                                                   2024/XX/10: Exception cleared. Final AUS submission has been provided.
625488358  XXX     XXX             XXX               31493926           credit          3                FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3   Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)      FHA - Informed Consumer Choice Disclosure not provided to borrower within 3                                                                                                                                                           9/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                HUD Safe Harbor QM
                                                                                                         business days of the loan application.                                                                                                                              business days of the loan application. Document was signed on 03/XX/2022.
625488358  XXX     XXX             XXX               31493958           credit          3                Missing Document: Purchase Agreement / Sales Contract not provided                                                                                                                                                                                                                                                                                                                                        9/XX/2022                                     OH     Purchase                                   Primary                   No                       D                            D                              D                           D                          8/XX/2024                                                                                                HUD Safe Harbor QM
625488358  XXX     XXX             XXX               31493979           credit          2                FHA - Real Estate Certification was provided at or after closing.                 Disclosure: FHA - Real Estate Certification (Government Documents) Provided       FHA - Real Estate Certification is not provided in the file                                                                                                                                                                           9/XX/2022                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                HUD Safe Harbor QM
                                                                                                                                                                                           Date: 06/XX/2024; Consummation Date: 09/XX/2022
625488358  XXX     XXX             XXX               31494070           credit          3                Missing Document: Verification of Identification not provided                                                                                                       Loan was originated as FHA. A required Verification of Identification document                                                                                                                                                        9/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                HUD Safe Harbor QM
                                                                                                                                                                                                                                                                             was not provided.
625488358  XXX     XXX             XXX               31494076           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Creditor did not provide a copy of each valuation to applicant three business                                                                                                                                                         9/XX/2022                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                HUD Safe Harbor QM
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             days prior to consummation. A signed and dated appraisal delivery waiver was not
                                                                                                         (Type:Primary/03/XX/2022)                                                         provided.
625488358  XXX     XXX             XXX               31494079           compliance      2                Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage    Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage    Acknowledgement of Receipt of Home Mortgage Loan Information Document not                                    The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                          9/XX/2022                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                HUD Safe Harbor QM
                                                                                                         Loan Information Document Not Retained by Lender)                                 Loan Information Document not retained by lender.                                 retained by lender.                                                                                          liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
625488358  XXX     XXX             XXX               31494080           compliance      2                Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided)    Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close       Right Not To Close Disclosure was not provided.                                                              "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                         9/XX/2022                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                HUD Safe Harbor QM
                                                                                                                                                                                           Disclosure.                                                                                                                                                                                    liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."
625488358  XXX     XXX             XXX               31494083           compliance      2                TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided             TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total       Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of                                                                                                                                                         9/XX/2022         9/XX/2023                   OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                HUD Safe Harbor QM
                                                                                                                                                                                           amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no     $XXX plus 10% or $XXX. No valid changed circumstance was provided.
                                                                                                                                                                                           cure was provided to the borrower. (0)                                            Insufficient cure provided for all closing costs above the legal limit.
625488358  XXX     XXX             XXX               31494084           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2022         9/XX/2023                   OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                HUD Safe Harbor QM
                                                                                                                                                                                           Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX.        of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided.                               liability.
                                                                                                                                                                                           Insufficient or no cure was provided to the borrower. (75103)                     Insufficient cure provided for all closing costs above the legal limit.
625488358  XXX     XXX             XXX               31494085           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Mortgage Insurance Premium. Fee Amount of $XXX exceeds tolerance of $XXX.No                                  TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2022         9/XX/2023                   OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                HUD Safe Harbor QM
                                                                                                                                                                                           Mortgage Insurance Premium. Fee Amount of $XXX exceeds tolerance of $XXX.         valid changed circumstance was provided. Insufficient cure provided for all                                  liability.
                                                                                                                                                                                           Insufficient or no cure was provided to the borrower. (7591)                      closing costs above the legal limit.
625488358  XXX     XXX             XXX               31494165           credit          2                Loan has been identified as FHA/VA/USDA                                           Mortgage Type: FHA                                                                                                                                                                                                                                                                                                      9/XX/2022                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                HUD Safe Harbor QM
625488358  XXX     XXX             XXX               31501453           credit          2                FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided       Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A                                                                                                                                                                                                                                                  9/XX/2022                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                HUD Safe Harbor QM
                                                                                                         within three days of the application date.                                        (Government Documents)
625488358  XXX     XXX             XXX               31501477           credit          3                Important Notice to Homebuyer (92900-B) is missing.                               Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)                                                                                                                                                                                                                                        9/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                HUD Safe Harbor QM
625488358  XXX     XXX             XXX               31501523           credit          3                FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.        Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government  FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents):                                                                                                                                                      9/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                HUD Safe Harbor QM
                                                                                                                                                                                           Documents)                                                                        FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant. To be compliant, borrower(s) signature(s) MUST be on both Part IV and Part V of Page
                                                                                                                                                                                                                                                                             2, along with a signature on Page 4. The DE Signature and CHUMS ID is required for a Manual Underwrite. The lender MUST sign page 1 and 4.
625489225  XXX     XXX             XXX               31493487           credit          3                Income Docs Missing:                                                              Borrower: XXX 1065 (2020), K-1 (2020)                                             K-1 document and 1065 not provided for XXX.                                                                                                                                                                                           11/XX/2021                                    NY     Purchase                                   Second Home               No                       C                            C                              C                           C                          8/XX/2024                                                                                                Non QM
625489225  XXX     XXX             XXX               31493488           compliance      1                Partnership Income Documentation Test                                             Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not      1120S and Schedule K1 missing for XXX.                                                                                                                                                                                                11/XX/2021                                    NY     Purchase                                   Second Home               No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Non QM                                                                                                                  2024/XX/17: Designation has been restated.
                                                                                                                                                                                           sufficient (Partnership). (XXX XXX/Partnership)
625489225  XXX     XXX             XXX               31493489           compliance      1                S-Corp Income Documentation Test                                                  Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not      1120S and Schedule K1 missing for XXX.                                                                                                                                                                                                11/XX/2021                                    NY     Purchase                                   Second Home               No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Non QM                                                                                                                  2024/XX/17: Designation has been restated.
                                                                                                                                                                                           sufficient (S-Corp). (XXX XXX/S-Corp)
625489225  XXX     XXX             XXX               31493491           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  1120S and Schedule K1 missing for XXX which caused the loan test as Non QM.                                  Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              11/XX/2021                                    NY     Purchase                                   Second Home               No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Non QM                                                                                                                  2024/XX/17: Designation has been restated.
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                                                                                                                                    Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.
625489225  XXX     XXX             XXX               31493492           compliance      1                QM DTI                                                                            Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and  Loan is waterfalling due to missing income documents for the self employed                                   Although this issue is subject to a 3 year SOL for affirmative claims under                                              11/XX/2021                                    NY     Purchase                                   Second Home               No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Non QM                                                                                                                  2024/XX/17: Designation has been restated.
                                                                                                                                                                                           the images do not provide evidence loan is eligible for purchase, guarantee or    income.                                                                                                      TILA, AMC does not adjust grading taking into account TILA SOL for exceptions
                                                                                                                                                                                           insurance by the appropriate agency.                                                                                                                                                           under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.
625489225  XXX     XXX             XXX               31493496           compliance      2                TRID Loan Estimate Timing                                                         TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the    Loan Estimate not delivered or placed in the mail to Borrower within three                                   TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  11/XX/2021        11/XX/2022                  NY     Purchase                                   Second Home               No                       B                            B                              B                           B                          8/XX/2024                                                                                                Non QM
                                                                                                                                                                                           mail to Borrower(s) within three (3) business days of application.                business days of application.                                                                                liability.
                                                                                                                                                                                           (Initial/09/XX/2021)
625489225  XXX     XXX             XXX               31667528           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Designation has been restated.                                                                               Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              11/XX/2021                                    NY     Purchase                                   Second Home               No                       B                            B                              A                           A                          9/XX/2024                                                                                                Non QM
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625488582  XXX     XXX             XXX               31465142           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement   Affiliated Business Arrangement Disclosure to applicant within three (3)                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2021                                    CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.            business days of application.                                                                                within the statute or implementing regulation, Regulation X, for these type of violations.
625488582  XXX     XXX             XXX               31465143           compliance      2                TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided           TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender   0% tolerance was exceeded by -$XXX due to Increase of Lender Credits. No valid                               TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  12/XX/2021        12/XX/2022                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           Credits. Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or  COC provided, nor evidence of cure in file.                                                                  liability.
                                                                                                                                                                                           no cure was provided to the borrower. (9300)
625488582  XXX     XXX             XXX               31465144           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan    0% tolerance was exceeded by $XXX due to Increase of Loan Discount Points. No                                TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  12/XX/2021        12/XX/2022                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or    valid COC provided, nor evidence of cure in file.                                                            liability.
                                                                                                                                                                                           no cure was provided to the borrower. (7200)
625488649  XXX     XXX             XXX               31492632           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.    Missing Facta Disclosure.                                                                                    There is no Assignee Liability.                                                                                          1/XX/2022                                     OR     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
625488649  XXX     XXX             XXX               31505379           compliance      2                ECOA Appraisal - Appraisal Provided Prior to Date Performed                       ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is                                                                                                                                                                                                                                         1/XX/2022                                     OR     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2022)
625489416  XXX     XXX             XXX               31466295           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                    10/XX/2021                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/09/XX/2021)
625488214  XXX     XXX             XXX               31469799           credit          3                REO Documents are missing.                                                        Address: XXX, WA HOA Verification, Insurance Verification, Statement, Tax                                                                                                                                                                                                                                               10/XX/2021                                    WA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           Verification
625488214  XXX     XXX             XXX               31469866           credit          3                1003/Declarations: D. 1. Have you or will you be applying for a mortgage loan on  Borrower: XXX                                                                                                                                                                                                                                                                                                           10/XX/2021                                    WA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                         another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? was entered Yes.
                                                                                                         Unable to determine qualification without this information.
625488214  XXX     XXX             XXX               31469873           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each                                                                                                                                                                                                                                         10/XX/2021                                    WA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/10/XX/2021)
625488214  XXX     XXX             XXX               31469885           credit          3                Tax Return end date is more than 90 days prior to note date. P&L was not found    Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor /                                                                                                                                                                                                                                           10/XX/2021                                    WA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                         in file. (GSE COVID-19)                                                           Start Date: 01/XX/2019 Note Date: 10/XX/2021;
                                                                                                                                                                                           Calendar End Date: 12/XX/2020;
625488214  XXX     XXX             XXX               31515155           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Loan designation mismatch due to COVID overlay Guidelines regarding missing 2021                             Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              10/XX/2021                                    WA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/04: 9/XX/24 - Appeal: see page 335 D 0201 of the file in Clarity the P&L  2024/XX/06: Exception cleared.
                                                                                                                                                                                           QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.        YTD P&L.                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               Statement for 2021... XXX
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.
625488214  XXX     XXX             XXX               31515156           compliance      1                Income/Asset Guideline Deficiency - QM Impact                                     General QM: There are guideline deficiencies related to income and/or asset doc   File is missing 2021 YTD P&L required by the COVID overlays Guidelines.                                                                                                                                                               10/XX/2021                                    WA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/04: 9/XX/24 - Appeal: see page 335 D 0201 of the file in Clarity the P&L  2024/XX/06: Exception cleared.
                                                                                                                                                                                           requirements which could result in a risk to the borrower's ability to repay.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Statement for 2021... XXX
                                                                                                                                                                                           (Exception is eligible to be regraded with compensating factors.)
625488214  XXX     XXX             XXX               31515158           credit          1                Income documentation requirements not met.                                                                                                                          File is missing 2021 YTD P&L required by the COVID overlays Guidelines.                                                                                                                                                               10/XX/2021                                    WA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                                                                                                   2024/XX/06: Exception cleared.
625488214  XXX     XXX             XXX               31515160           compliance      1                General QM Provision Investor Guidelines Violation                                General QM: Based on the loan failing one or more guideline components, the loan  File is missing 2021 YTD P&L required by the COVID overlays Guidelines.                                                                                                                                                               10/XX/2021                                    WA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/04: 9/XX/24 - Appeal: see page 335 D 0201 of the file in Clarity the P&L  2024/XX/06: Exception cleared.
                                                                                                                                                                                           is at QM risk.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Statement for 2021... XXX
625488875  XXX     XXX             XXX               31471447           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.    FACTA Credit Score Disclosure was not provided.                                                              There is no Assignee Liability.                                                                                          4/XX/2022                                     AZ     Purchase                                   Second Home               No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
625488875  XXX     XXX             XXX               31471448           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  The DTI exceeds AUS maximum allowable. The AUS reflects omitted debts, but                                   Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              4/XX/2022                                     AZ     Purchase                                   Second Home               No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/03: 9/XX/2024: Appeal. Please refer to Clarity for evidence or payoff     2024/XX/05: The final LP findings appear to be missing. The LP findings reflect
                                                                                                                                                                                           QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.        evidence to support the omissions was not provided. Including the debts in the                               Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               &/or 0 balance statements of the following debts doc # XXX (XXX), Doc # XXX       a DTI of 13%, but the 1008 reflects a DTI of 48.44% which is inline with the
                                                                                                                                                                                                                                                                             DTI calculation brings the DTI to 73.77% and out of tolerance.                                               the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (XXX), Doc # XXX (XXX), Doc # XXX (XXX), Doc # XXX (XXX). XXX                     calculated DTI of 48.89%(after the omitted debt payments).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2024/XX/06: 9/XX/2024: Appeal. Please see attached LP AUS approval with 48%       2024/XX/09: Difference in DTI Ratio due to HOA amount. As per Appraisal document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Total DTI. XXX                                                                    monthly HOA amount is $XXX. HOA amount as per Final 1003, provided AUS and 1008 state $XXX. Please provide updated AUS and supporting documents for HOA which has HOA amount of $XXX if any. Calculated DTI is 48.44 and provided AUS reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         DTI is 48.00%. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2024/XX/09: Small DTI variance within acceptable tolerance.
625488875  XXX     XXX             XXX               31471449           compliance      1                General QM Provision Investor and QM DTIs match and both significantly exceed     General QM: The DTI calculated in accordance with the Lenders Guidelines and      The DTI exceeds AUS maximum allowable. The AUS reflects omitted debts, but                                                                                                                                                            4/XX/2022                                     AZ     Purchase                                   Second Home               No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/03: 9/XX/2024: Appeal. Please refer to Clarity for evidence or payoff     2024/XX/05: The final LP findings appear to be missing. The LP findings reflect
                                                                                                         Guidelines                                                                        1026.43(e) of 48.89450% significantly exceeds the guideline maximum of 16.00%.    evidence to support the omissions was not provided. Including the debts in the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             &/or 0 balance statements of the following debts doc # XXX (XXX), Doc # XXX       a DTI of 13%, but the 1008 reflects a DTI of 48.44% which is inline with the
                                                                                                                                                                                           (DTI Exception requires compelling compensating factors to consider regrading to  DTI calculation brings the DTI to 73.77% and out of tolerance.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (XXX), Doc # XXX (XXX), Doc # XXX (XXX), Doc # XXX (XXX). XXX                     calculated DTI of 48.89%(after the omitted debt payments).
                                                                                                                                                                                           EV2-B.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2024/XX/06: 9/XX/2024: Appeal. Please see attached LP AUS approval with 48%       2024/XX/05: EXCEPTION HISTORY - Exception Detail was updated on 09/XX/2024 PRIOR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Total DTI. XXX                                                                    Exception Detail: General QM: The DTI calculated in accordance with the Lenders
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Guidelines and 1026.43(e) of 73.77116% significantly exceeds the guideline maximum of 16.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2024/XX/09: Difference in DTI Ratio due to HOA amount. As per Appraisal document monthly HOA amount is $XXX. HOA amount as per Final 1003, provided AUS and 1008 state $XXX. Please provide updated AUS and supporting documents for HOA which has HOA amount of $XXX if any. Calculated DTI is 48.44 and provided AUS reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          DTI is 48.00%. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2024/XX/09: AUS (LP) received. DTI updated as per received AUS. Exception cleared
625488875  XXX     XXX             XXX               31471457           compliance      2                TRID Loan Estimate Timing                                                         TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the    Loan Estimate not delivered or placed in the mail to Borrower within three                                   TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2022         4/XX/2023                   AZ     Purchase                                   Second Home               No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           mail to Borrower(s) within three (3) business days of application.                business days of application.                                                                                liability.
                                                                                                                                                                                           (Initial/04/XX/2022)
625488875  XXX     XXX             XXX               31471513           credit          1                AUS Findings: Investor qualifying total debt ratio discrepancy.                   Calculated investor qualifying total debt ratio of 48.89450% exceeds AUS total    The DTI exceeds AUS maximum allowable. The AUS reflects omitted debts, but                                                                                                                                                            4/XX/2022                                     AZ     Purchase                                   Second Home               No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/06: 9/XX/2024: Appeal. Please see attached LP AUS approval with 48%       2024/XX/05: EXCEPTION HISTORY - Exception Explanation was updated on 09/XX/2024
                                                                                                                                                                                           debt ratio of 48.00000%.                                                          evidence to support the omissions was not provided. Including the debts in the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Total DTI. LL                                                                     PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of
                                                                                                                                                                                                                                                                             DTI calculation brings the DTI to 73.77% and out of tolerance.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               73.77116% exceeds AUS total debt ratio of 13.00000%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2024/XX/09: Difference in DTI Ratio due to HOA amount. As per Appraisal document monthly HOA amount is $XXX. HOA amount as per Final 1003, provided AUS and 1008 state $XXX. Please provide updated AUS and supporting documents for HOA which has HOA amount of $XXX if any. Calculated DTI is 48.44 and provided AUS reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          DTI is 48.00%. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2024/XX/09: EXCEPTION HISTORY - Exception Explanation was updated on 09/XX/2024
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          48.89450% exceeds AUS total debt ratio of 13.00000%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2024/XX/09: Small DTI variance within acceptable tolerance.
625488875  XXX     XXX             XXX               31471531           compliance      1                General QM Provision Investor Guidelines Violation                                General QM: Based on the loan failing one or more guideline components, the loan  The DTI exceeds AUS maximum allowable. The AUS reflects omitted debts, but                                                                                                                                                            4/XX/2022                                     AZ     Purchase                                   Second Home               No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/03: 9/XX/2024: Appeal. Please refer to Clarity for evidence or payoff     2024/XX/05: The final LP findings appear to be missing. The LP findings reflect
                                                                                                                                                                                           is at QM risk.                                                                    evidence to support the omissions was not provided. Including the debts in the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             &/or 0 balance statements of the following debts doc # XXX (XXX), Doc # XXX       a DTI of 13%, but the 1008 reflects a DTI of 48.44% which is inline with the
                                                                                                                                                                                                                                                                             DTI calculation brings the DTI to 73.77% and out of tolerance. Additionally, the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (XXX), Doc # XXX (XXX), Doc # XXX (XXX), Doc # XXX (XXX). XXX                     calculated DTI of 48.89%(after the omitted debt payments).
                                                                                                                                                                                                                                                                             final AUS appears to be missing. The DTI on the AUS does not match the 1008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2024/XX/03: 9/XX/2024: Appeal. Please refer to Clarity for evidence or payoff     2024/XX/09: Difference in DTI Ratio due to HOA amount. As per Appraisal document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        &/or 0 balance statements of the following debts doc # XXX (XXX), Doc # XXX       monthly HOA amount is $XXX. HOA amount as per Final 1003, provided AUS and 1008
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (XXX), Doc # XXX (XXX), Doc # XXX (XXX), Doc # XXX (XXX). AUS final approval in   state $XXX. Please provide updated AUS and supporting documents for HOA which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Clarity Doc #D 427. There was a print display issue on the LP approval related    has HOA amount of $XXX if any. Calculated DTI is 48.44 and provided AUS reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        to the housing DTI and total DTI around the time that these loans were            DTI is 48.00%. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        originated. Using the information on the LP approval: proposed housing = $XXX,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Total income = $XXX Total monthly debt = $XXX will result in DTI of               2024/XX/09: Small DTI variance within acceptable tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        12.968/48.444%, matching the Uniform Underwriting and transmittal summary in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Clarity doc #D 0410. - XXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2024/XX/06: 9/XX/2024: Appeal. Please see attached LP AUS approval with 48%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Total DTI. XXX
625488875  XXX     XXX             XXX               31498880           credit          1                AUS/Guideline Findings: All conditions were not met                                                                                                                 The DTI exceeds AUS maximum allowable. The AUS reflects omitted debts, but                                                                                                                                                            4/XX/2022                                     AZ     Purchase                                   Second Home               No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/06: 9/XX/2024: Appeal. Please see attached LP AUS approval with 48%       2024/XX/05: The final LP findings appear to be missing. The LP findings reflect
                                                                                                                                                                                                                                                                             evidence to support the omissions was not provided. Including the debts in the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Total DTI. LL                                                                     a DTI of 13%, but the 1008 reflects a DTI of 48.44% which is inline with the
                                                                                                                                                                                                                                                                             DTI calculation brings the DTI to 73.77% and out of tolerance. Additionally, the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             calculated DTI of 48.89%(after the omitted debt payments).
                                                                                                                                                                                                                                                                             final AUS appears to be missing. The DTI on the AUS does not match the 1008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2024/XX/09: Difference in DTI Ratio due to HOA amount. As per Appraisal document monthly HOA amount is $XXX. HOA amount as per Final 1003, provided AUS and 1008 state $XXX. Please provide updated AUS and supporting documents for HOA which has HOA amount of $XXX if any. Calculated DTI is 48.44 and provided AUS reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          DTI is 48.00%. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2024/XX/09: Small DTI variance within acceptable tolerance.
625488875  XXX     XXX             XXX               31609705           compliance      1                General QM Provision Investor and QM DTIs match and both moderately exceed        General QM: The DTI calculated in accordance with the Lenders Guidelines and      Discrepancy in DTI due to HOA amount . As per final 1003, AUS and 1008 hoa                                                                                                                                                            4/XX/2022                                     AZ     Purchase                                   Second Home               No                       A                            A                              A                           A                          9/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                                                                                                   2024/XX/09: EXCEPTION HISTORY - Exception Detail was updated on 09/XX/2024 PRIOR
                                                                                                         Guidelines                                                                        1026.43(e) of 48.89450% moderately exceeds the guideline maximum of 48.00%. (DTI  amount is different than appraisal documents.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Exception Detail: General QM: The DTI calculated in accordance with the Lenders
                                                                                                                                                                                           Exception is eligible to be regraded with compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Guidelines and 1026.43(e) of 48.89450% moderately exceeds the guideline maximum of 48.44%. (DTI Exception is eligible to be regraded with compensating factors.)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2024/XX/09: Small DTI variance within acceptable tolerance.
625488585  XXX     XXX             XXX               31466665           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          6/XX/2022                                     NY     Refinance - Cash-out - Other               Investment                No                       B                            B                              B                           B                          8/XX/2024
625487936  XXX     XXX             XXX               31464351           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Creditor did not provide a copy of each valuation to applicant three (3)                                                                                                                                                              5/XX/2021                                     PA     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/05/XX/2021)
625487936  XXX     XXX             XXX               31464355           compliance      2                TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien    TRID Final Closing Disclosure 05/XX/2021 on a first lien purchase transaction     Final Closing Disclosure 05/XX/2021 on a first lien purchase transaction did not                                                                                                                                                      5/XX/2021         5/XX/2022                   PA     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           did not disclose any Seller paid fees/charges on page 2. (Points and Fees         disclose any Seller paid fees/charges on page 2
                                                                                                                                                                                           testing limited to Borrower paid fees.) (Final/05/XX/2021)
625487936  XXX     XXX             XXX               31516089           compliance      2                (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario                                                                                                                                                                                                                                         5/XX/2021                                     PA     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           between Creditor Application Date and Transaction Date used to determine rate used for testing.
625489360  XXX     XXX             XXX               31468812           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Loan designation discrepancy due to Points and Fees on subject loan is in excess                             Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              5/XX/2022                                     NC     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Non QM                                2024/XX/16: Wish to re-state lender designation to NonQM.                         2024/XX/16: Designation has been restated.
                                                                                                                                                                                           QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.        of the allowable maximum.                                                                                    Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.
625489360  XXX     XXX             XXX               31468813           compliance      1                QM Points and Fees 2021                                                           Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of          Points and Fees on subject loan of 3.04726% is in excess of the allowable                                                                                                                                                             5/XX/2022                                     NC     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Non QM                                2024/XX/05: Appeal: Per LAS bona fide testing, which tested using the lenders     2024/XX/11: The compliance report in file includes an undiscounted rate of
                                                                                                                                                                                           3.04726% is in excess of the allowable maximum of 3.00000% of the Federal Total   maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Compliance Ease Undiscounted Rate, provides for a .125% rate reduction. Please    5.625% but is missing the undiscounted rate price. Please provide the
                                                                                                                                                                                           Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX    on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      advise threshold used or why bona fide exclusion was not applied to QM testing.   undiscounted rate price, which is the amount of points that the borrower would
                                                                                                                                                                                           vs. an allowable total of $XXX (an overage of $XXX or .04726%).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                have paid for the undiscounted rate of 5.625%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2024/XX/16: Designation has been restated.
625489360  XXX     XXX             XXX               31468814           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan    Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX                             TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  5/XX/2022         5/XX/2023                   NC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Non QM
                                                                                                                                                                                           Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or    exceeds tolerance of $XXX. No valid changed circumstance was provided. No cure                               liability.
                                                                                                                                                                                           no cure was provided to the borrower. (7200)                                      was provided to the Borrower.
625489360  XXX     XXX             XXX               31663354           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Designation has been restated.                                                                               Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              5/XX/2022                                     NC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              A                           A                          9/XX/2024                                                                                                Non QM
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625488397  XXX     XXX             XXX               31467176           compliance      1                QM Points and Fees 2021                                                           Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of          Points and Fees on subject loan of 3.90558 is in excess of the allowable maximum                                                                                                                                                      10/XX/2021                                    IL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Non QM                                2024/XX/05: Please see undiscounted rate on Mavent report in file (D0113- page 4  2024/XX/11: The bona fide discount point exclusion looks like this:
                                                                                                                                                                                           3.90558% is in excess of the allowable maximum of 3.00000% of the Federal Total   of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              of 25). Rate reduction of > .125%. Please advise threshold used or why         Undiscounted Starting Rate – 3.625%
                                                                                                                                                                                           Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX    Federal Total Loan Amount of $XXX vs an allowable total of $XXX, an overage of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             excluded points were not applied to QM testing.                                   Note Rate – 3.125%
                                                                                                                                                                                           vs. an allowable total of $XXX (an overage of $XXX or .90558%).                   $XXX or .90558%. Compliance Report in file reflect a Pass for Points and Fees.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Discounts (page 2 of CD) – 2.75%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Undiscounted Starting Rate Price – 0.125%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3.625 - 3.125 = 0.5
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2.75 – 0.125 = 2.625
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          0.5 / 2.625 = 0.19 does not meet deal setting of 0.25 to be considered bona fide and therefore excludable.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2024/XX/16: Designation has been restated.
625488397  XXX     XXX             XXX               31467177           compliance      2                TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October    TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs  Non- Escrowed Property Cost over Year 1 on Final Closing Disclosure provided on                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  10/XX/2021        10/XX/2022                  IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Non QM
                                                                                                         2018                                                                              over Year 1 of on Final Closing Disclosure provided on 10/XX/2021 are             10/XX/2021 are under disclosed.                                                                              liability.
                                                                                                                                                                                           underdisclosed. (Final/10/XX/2021)
625488397  XXX     XXX             XXX               31467179           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Originator Loan Designation of Safe Harbor QM (APOR) updated from guidelines.                                Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              10/XX/2021                                    IL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Non QM                                2024/XX/16: Wish to re-state lender designation to NonQM.                         2024/XX/16: Designation has been restated.
                                                                                                                                                                                           QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.        Loan DEIGNATION discrepancy due to Points and Fees over by .09558%                                           Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.
625488397  XXX     XXX             XXX               31663343           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Designation has been restated.                                                                               Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              10/XX/2021                                    IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              A                           A                          9/XX/2024                                                                                                Non QM
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625488878  XXX     XXX             XXX               31469808           compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           8/XX/2021                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
625488878  XXX     XXX             XXX               31470190           credit          3                REO Documents are missing.                                                        Address: XXX, IL HOA Verification                                                                                                                                                                                                                                                                                       8/XX/2021                                     IL     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
625488878  XXX     XXX             XXX               31470535           compliance      2                TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided           TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender   No valid COC provided, nor evidence of cure in file.                                                         TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2021         8/XX/2022                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient                                                                                                                 liability.
                                                                                                                                                                                           or no cure was provided to the borrower. (9300)
625488234  XXX     XXX             XXX               31466939           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          11/XX/2021                                    CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
625488234  XXX     XXX             XXX               31516296           credit          3                Un-audited P&L Statement provided. Average monthly deposits on the business       Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) /                                                                                                                                                                                                                                        11/XX/2021                                    CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                         Account statements do not support the average monthly income on the YTD P&L       Start Date: 06/XX/2018
                                                                                                         Statement. (GSE COVID-19)
625489486  XXX     XXX             XXX               31492069           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.    Creditor did not provide FACTA Credit Score Disclosure.                                                      There is no Assignee Liability.                                                                                          10/XX/2021                                    WI     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
625489412  XXX     XXX             XXX               31492201           compliance      2                (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   Rate Set Date is missing.                                                                                                                                                                                                             5/XX/2022                                     IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                HUD Safe Harbor QM
                                                                                                                                                                                           between Creditor Application Date and Transaction Date used to determine rate used for testing.
625489412  XXX     XXX             XXX               31492202           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Appraisal Re- Inspection Fee increased from $XXX to $XXX, an increase of $XXX,                               TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  5/XX/2022         5/XX/2023                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                HUD Safe Harbor QM
                                                                                                                                                                                           Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX.        without a Changed Circumstance form in file. A cure of $XXX was provided.                                    liability.
                                                                                                                                                                                           Insufficient or no cure was provided to the borrower. (75103)
625489412  XXX     XXX             XXX               31492212           credit          2                Loan has been identified as FHA/VA/USDA                                           Mortgage Type: FHA                                                                Mortgage Type is FHA documentation in file                                                                                                                                                                                            5/XX/2022                                     IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                HUD Safe Harbor QM
625488388  XXX     XXX             XXX               31492519           credit          3                Missing Document: AUS not provided                                                                                                                                  File is missing final AUS; final 1008 showing AUS approved was used for review.                                                                                                                                                       1/XX/2022                                     IL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
625488388  XXX     XXX             XXX               31492521           credit          3                AUS/Guideline Findings: All conditions were not met                                                                                                                 AUS is missing in file.                                                                                                                                                                                                               1/XX/2022                                     IL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
625488388  XXX     XXX             XXX               31492535           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan    Zero percent tolerance Loan Discount Points Fee disclosed as $XXX on Loan                                    TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  1/XX/2022         1/XX/2023                   IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or    Estimate dated 10/XX/2021 but disclosed as $XXX on Final Closing Disclosure. A                               liability.
                                                                                                                                                                                           no cure was provided to the borrower. (7200)                                      valid COC nor cure were not provided.
625488894  XXX     XXX             XXX               31493081           credit          3                FHA MIP Error (Non-Borrower Paid):                                                Date Issued: 03/XX/2022 Calculated FHA upfront premium of $XXX does not match                                                                                                                                                                                                                                           3/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                                                                                                           the mortgage insurance premium collected on the Closing Disclosure of .
625488894  XXX     XXX             XXX               31493083           credit          3                Real Estate Certification is missing.                                             Disclosure: FHA - Real Estate Certification (Government Documents)                                                                                                                                                                                                                                                      3/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
625488894  XXX     XXX             XXX               31493085           credit          3                Lead Based Paint Attachment - Attached to Purchase Contract is missing.           Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract     Lead Based Paint attachment not provided                                                                                                                                                                                              3/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                                                                                                           (Government Documents)
625488894  XXX     XXX             XXX               31493088           credit          3                CAIVRS Authorization is missing.                                                  Disclosure: CAIVRS Authorization (Government Documents)                           CAIVRS Authorization not provided                                                                                                                                                                                                     3/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
625488894  XXX     XXX             XXX               31493091           credit          2                Loan has been identified as FHA/VA/USDA                                           Mortgage Type: FHA                                                                                                                                                                                                                                                                                                      3/XX/2022                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
625488894  XXX     XXX             XXX               31493094           property        3                Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not      Valuation Type: Appraisal / Valuation Report Date: 02/XX/2022                                                                                                                                                                                                                                                           3/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                         provided.
625488894  XXX     XXX             XXX               31493099           compliance      2                Loan was originated as FHA insured and compliance was evaluated using the                                                                                                                                                                                                                                                                                                                                 3/XX/2022                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                         originally intended loan type though the loan is no longer FHA insured
625488894  XXX     XXX             XXX               31493133           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Acopy of each valuation to applicant three (3) business days prior to                                                                                                                                                                 3/XX/2022                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             consummation
                                                                                                                                                                                           (Type:Secondary/02/XX/2022)
625488894  XXX     XXX             XXX               31493134           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   A copy of each valuation to applicant three (3) business days prior to                                                                                                                                                                3/XX/2022                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             consummation
                                                                                                                                                                                           (Client:5228/01/XX/2022)
625488894  XXX     XXX             XXX               31493135           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.    ACTA Credit Score Disclosure not provided                                                                    There is no Assignee Liability.                                                                                          3/XX/2022                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
625488894  XXX     XXX             XXX               31493136           compliance      2                RESPA Disclosure - List of Homeownership Counseling Organizations Missing         RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of         List of Homeownership Counseling Organizations to borrower not provided                                      RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2022                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                                                                                                           Homeownership Counseling Organizations to borrower.                                                                                                                                            within the statute or implementing regulation, Regulation X, for these type of violations.
625488894  XXX     XXX             XXX               31493137           compliance      2                Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage    Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage    Acknowledgement of Receipt of Home Mortgage Loan Information Document not                                    The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                          3/XX/2022                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                         Loan Information Document Not Retained by Lender)                                 Loan Information Document not retained by lender.                                 provided                                                                                                     liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
625488894  XXX     XXX             XXX               31493138           compliance      2                Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided)    Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close       Right Not To Close Disclosure not provided                                                                   "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                         3/XX/2022                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                                                                                                           Disclosure.                                                                                                                                                                                    liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."
625488894  XXX     XXX             XXX               31493140           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey  Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $XXX exceeds                               TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  3/XX/2022         3/XX/2023                   OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                                                                                                           Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was    tolerance of $XXX. Insufficient or no cure was provided to the borrower.                                     liability.
                                                                                                                                                                                           provided to the borrower. (75174)
625488894  XXX     XXX             XXX               31493141           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit  Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX                                TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  3/XX/2022         3/XX/2023                   OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                                                                                                           Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no      exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower                              liability.
                                                                                                                                                                                           cure was provided to the borrower. (7520)
625488894  XXX     XXX             XXX               31493142           compliance      3                HUD QM AU Finding Fail                                                            HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be      Subject loan is not eligible to be insured or guaranteed by FHA.                                                                                                                                                                      3/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                                                                                                           insured or guaranteed by FHA.
625488894  XXX     XXX             XXX               31493143           compliance      3                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe     Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence                               Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              3/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                                                                                                           Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM         Loan Designation of Safe Harbor QM                                                                           Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           (43-Q).                                                                                                                                                                                        the TPR firm confirm said designation.
625488894  XXX     XXX             XXX               31493146           credit          3                Guideline Requirement: Combined High loan to value discrepancy.                   Calculated high loan to value percentage of XX% exceeds Guideline high loan to                                                                                                                                                                                                                                          3/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                                                                                                           value percentage of 95.00000%
625488894  XXX     XXX             XXX               31493147           credit          3                Guideline Requirement: Loan to value discrepancy.                                 Calculated loan to value percentage of XX% exceeds Guideline loan to value                                                                                                                                                                                                                                              3/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                                                                                                           percentage of 95.00000%.
625488894  XXX     XXX             XXX               31493148           credit          3                Guideline Requirement: Combined loan to value discrepancy.                        Calculated combined loan to value percentage of XX% exceeds Guideline combined                                                                                                                                                                                                                                          3/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                                                                                                           loan to value percentage of 95.00000%.
625488894  XXX     XXX             XXX               31493149           credit          3                Guideline Requirement: PITIA reserves months discrepancy.                         Calculated PITIA months reserves of 3.29 is less than Guideline PITIA months                                                                                                                                                                                                                                            3/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                                                                                                           reserves of 6.00.
625488894  XXX     XXX             XXX               31493150           credit          3                Recent sale within 90 days is not eligible per FHA guidelines.                    Valuation Type: Appraisal / Valuation Report Date: 02/XX/2022 Last Sale Date:                                                                                                                                                                                                                                           3/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                                                                                                           11/XX/2021; Case Number Assignment Date: 01/XX/2022
625488894  XXX     XXX             XXX               31493151           credit          3                Recent sale within 90 days is not eligible per FHA guidelines.                    Valuation Type: Appraisal / Valuation Report Date: 02/XX/2022 Last Sale Date:                                                                                                                                                                                                                                           3/XX/2022                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (43-Q)
                                                                                                                                                                                           11/XX/2021; Case Number Assignment Date: 01/XX/2022
625489050  XXX     XXX             XXX               31470948           compliance      2                TRID Initial Closing Disclosure Timing without Waiver                             TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Closing Disclosure not provided to Borrower at least three business days prior                               TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  10/XX/2021        10/XX/2022                  IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           at least three (3) business days prior to closing. (Initial/10/XX/2021)           to closing.                                                                                                  liability.
625488882  XXX     XXX             XXX               31468301           compliance      2                ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to                                                                                                                     There is generally no Assignee Liability.                                                                                7/XX/2022                                     IL     Purchase                                   Investment                No                       B                            B                              B                           B                          8/XX/2024
                                                                                                                                                                                           Receive a Copy" appraisal disclosure to consumer.
625488882  XXX     XXX             XXX               31468302           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          7/XX/2022                                     IL     Purchase                                   Investment                No                       B                            B                              B                           B                          8/XX/2024
625488882  XXX     XXX             XXX               31517747           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Creditor did not provide a copy of each valuation to applicant three business                                                                                                                                                         7/XX/2022                                     IL     Purchase                                   Investment                No                       B                            B                              B                           B                          8/XX/2024
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             days prior to consummation.
                                                                                                                                                                                           (Type:Primary/07/XX/2022)
625488211  XXX     XXX             XXX               31492954           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Waterfall due income asset documents are not provided in file                                                Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              9/XX/2020                                     CO     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM                        2024/XX/05: 9.5.24 Appeal attached final uw approval,XXX, income + assets in AMC  2024/XX/05: Exception cleared. Documentation provided that Borrower's were
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                                                                                                                                    Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               pages 406-416 of 1265 D-0165 XXX partnership TR 2019 -1065, pages 417-437 of      removed from XXX.
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        1265 D-0179 XXX partnership TR 2018 -1065 kindly review,recind, advise, thank you XXX. please see uploads
625488211  XXX     XXX             XXX               31492956           compliance      1                Partnership Income Documentation Test                                             Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not      Third Party Verification on Partnership is missing from the loan file.                                                                                                                                                                9/XX/2020                                     CO     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM                        2024/XX/05: 9.5.24 Appeal attached final uw approval, XXX, income + assets in     2024/XX/05: Exception cleared. Documentation provided that Borrower's were
                                                                                                                                                                                           sufficient (Partnership). (XXX/Partnership)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  AMC pages 406-416 of 1265 D-0165 XXX partnership TR 2019 -1065, pages 417-437 of  removed from XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        1265 D-0179 XXX partnership TR 2018 -1065 kindly review,recind,advise, thank you
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        XXX.
625488211  XXX     XXX             XXX               31492957           compliance      1                Partnership Income Documentation Test                                             Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not      Third Party Verification on Partnership is missing from the loan file.                                                                                                                                                                9/XX/2020                                     CO     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM                        2024/XX/05: 9.5.24 Appeal attached final uw approval,XXX, income + assets in AMC  2024/XX/05: Exception cleared. Documentation provided that Borrower's were
                                                                                                                                                                                           sufficient (Partnership). (XXX/Partnership)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  pages 406-416 of 1265 D-0165 XXX partnership TR 2019 -1065, pages 417-437 of      removed from XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        1265 D-0179 XXX partnership TR 2018 -1065 kindly review,recind, advise, thank you XXX. p;easwe see uploads
625488026  XXX     XXX             XXX               31492025           credit          3                Borrower(s) is not a U.S. Citizen, and the guideline required documentation was   Borrower: XXX, Borrower: XXX                                                      Employment Authorization, Resident Alien Card, Passport and VISA missing in loan                                                                                                                                                      12/XX/2020                                    CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM
                                                                                                         not provided.                                                                                                                                                       file.
625488026  XXX     XXX             XXX               31492026           credit          3                Missing Document: Verification of Non-US Citizen Status not provided                                                                                                Employment Authorization, Resident Alien Card, Passport and VISA missing in loan                                                                                                                                                      12/XX/2020                                    CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM
                                                                                                                                                                                                                                                                             file.
625487956  XXX     XXX             XXX               31493834           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.    Missing Facta Disclosure.                                                                                    There is no Assignee Liability.                                                                                          3/XX/2021                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
625488434  XXX     XXX             XXX               31492434           credit          3                Missing Document: Fraud Report not provided                                                                                                                         Fraud Report is missing.                                                                                                                                                                                                              1/XX/2020                                     NY     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
625488434  XXX     XXX             XXX               31492499           compliance      2                TRID Interim Closing Disclosure Timing Test                                       TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or    Missing Initial Closing Disclosure.                                                                          TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  1/XX/2020         1/XX/2021                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           after 01/XX/2020 contains a change in APR and was not received by borrower at                                                                                                                  liability.
                                                                                                                                                                                           least three (3) business days prior to consummation
625488434  XXX     XXX             XXX               31492500           compliance      2                TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided             TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total       Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of                                                                                                                                                         1/XX/2020         1/XX/2021                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no     $XXX. No Valid Change circumstance in file.
                                                                                                                                                                                           cure was provided to the borrower. (0)
625488434  XXX     XXX             XXX               31492502           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit  Credit Report Fee on closing disclosure is $XXX and on loan estimate $XXX. No                                TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  1/XX/2020         1/XX/2021                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no      Valid Change circumstance in file.                                                                           liability.
                                                                                                                                                                                           cure was provided to the borrower. (7520)
625488434  XXX     XXX             XXX               31492503           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                 RTC is missing.                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            1/XX/2020         1/XX/2023                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
625488654  XXX     XXX             XXX               31467294           credit          3                Available for Closing is insufficient to cover Cash From Borrower.                Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower  No asset verification provided. Per final Closing Disclosure, funds from                                                                                                                                                              11/XX/2020                                    CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           $XXX.                                                                             borrower are $XXX. Additionally, source of fees paid prior to closing ($XXX) are not verified.
625488654  XXX     XXX             XXX               31514926           compliance      2                ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy   Neither evidence of appraisal delivery nor compliant acknowledgment of receipt                               There is generally no Assignee Liability.                                                                                11/XX/2020                                    CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                         File)                                                                             of the appraisal at least three (3) business days prior to closing, and           signed at closing is provided.
                                                                                                                                                                                           appraisal was not provided at or before closing. (Type:Primary/11/XX/2020)
625488253  XXX     XXX             XXX               31469734           credit          3                Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $XXX. Provide verification of policy with                                                                                                                                                             1/XX/2021                                     NY     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                             sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
625488253  XXX     XXX             XXX               31469794           compliance      2                TRID Final Closing Disclosure Amount Financed Test                                TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Final Closing Disclosure reflects Amount Finance of $XXX but calculated Amount                               TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                1/XX/2021         1/XX/2024                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           provided on 01/XX/2021 disclosed an Amount Financed disclosed an inaccurate       Finance of $XXX. Variance = $XXX. Lender to provide corrected CD and copy of                                 defense to foreclosure. Assignee liability.
                                                                                                                                                                                           Amount Financed. The disclosed Amount Financed in the amount of $XXX is over      letter sent to borrower explaining changes.
                                                                                                                                                                                           disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount
                                                                                                                                                                                           Financed to be considered accurate (fee amounts included in Amount Financed and
                                                                                                                                                                                           Finance Charge calculations are based on Closing Disclosure dated 01/XX/2021).
                                                                                                                                                                                           (Final/XX/20/2021)
625488253  XXX     XXX             XXX               31469795           compliance      2                TRID Final Closing Disclosure Finance Charge                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Final Closing Disclosure reflects Finance Charge of $XXX but calculated Finance                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                1/XX/2021         1/XX/2024                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           provided on 01/XX/2021 disclosed an inaccurate Finance Charge on page 5 that      Charge of $XXX.Variance = -$XXX. Lender to provide corrected CD and copy of                                  defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual Finance Charge for the loan. The disclosed Finance      letter sent to borrower explaining changes.
                                                                                                                                                                                           Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                           01/XX/2021). (Final/XX/20/2021)
625488253  XXX     XXX             XXX               31469796           compliance      2                TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided             TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total       Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or                                                                                                                                                      1/XX/2021         1/XX/2022                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no     no cure was provided to the borrower. (0)
                                                                                                                                                                                           cure was provided to the borrower. (0)
625488253  XXX     XXX             XXX               31469797           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Appraisal Fee was last disclosed as $.00 on LE but disclosed as $XXX on Final                                TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  1/XX/2021         1/XX/2022                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no   Closing Disclosure. File does not contain a valid COC for this fee, cure                                     liability.
                                                                                                                                                                                           cure was provided to the borrower. (7506)                                         provided at closing.
625488530  XXX     XXX             XXX               31492208           compliance      2                ECOA Appraisal - Appraisal Provided Prior to Date Performed                       ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is   The file is missing documentation verifying the borrowers received a copy of the                                                                                                                                                      11/XX/2019                                    NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           prior to the date when valuation was performed. Unable to determine compliance    appraisal within 3 business days of closing.
                                                                                                                                                                                           with appraisal timing requirements. (Type:Primary/10/XX/2019)
625488530  XXX     XXX             XXX               31492211           compliance      2                TRID Revised Loan Estimate Timing Before Closing                                  TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2019    Revised Loan Estimate provided on 11/XX/2019 not received by borrower within                                 TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  11/XX/2019        11/XX/2020                  NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           not received by borrower at least four (4) business days prior to closing.        timeframe of 4 days. It was signed on 11/XX/2019.                                                            liability.
                                                                                                                                                                                           (Interim/11/XX/2019)
625488903  XXX     XXX             XXX               31506887           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan    Fee amount disclosed in Final CD issued 1/XX/2020 with no valid Change of                                    TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  1/XX/2020         1/XX/2021                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           Originator Compensation. Fee Amount of $XXX exceeds tolerance of $XXX.            Circumstance evident.                                                                                        liability.
                                                                                                                                                                                           Insufficient or no cure was provided to the borrower. (7326)
625488903  XXX     XXX             XXX               31506904           compliance      2                TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided             TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total       Recording fee amount increased in Final CD issued 1/XX/2020 with no valid Change                                                                                                                                                      1/XX/2020         1/XX/2021                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no     of Circumstance evident.
                                                                                                                                                                                           cure was provided to the borrower. (0)
625488903  XXX     XXX             XXX               31506942           compliance      2                TRID Interim Closing Disclosure Timing Test                                       TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or    Final CD issued 1/XX/2020 provided to and received by Borrower on 1/XX/2020                                  TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  1/XX/2020         1/XX/2021                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           after 01/XX/2020 contains a change in APR and was not received by borrower at     closing date. Revised CD issued 1/XX/2020 is incomplete. Closing Date is not                                 liability.
                                                                                                                                                                                           least three (3) business days prior to consummation                               disclosed. Sections of pages 1, 3, 4 and 5 are blank/incomplete.
625488464  XXX     XXX             XXX               31492371           credit          3                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    1/XX/2020                                     NY     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
625488464  XXX     XXX             XXX               31499640           compliance      2                TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided             TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total       Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of                                                                                                                                                         1/XX/2020         1/XX/2021                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no     $XXX plus 10% or $XXX. No valid changed circumstance was provided. No cure was
                                                                                                                                                                                           cure was provided to the borrower. (0)                                            provided to the Borrower.
625489192  XXX     XXX             XXX               31491841           compliance      2                TRID Initial Loan Estimate Timing Electronically Provided                         TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s)      Loan Estimate not delivered to Borrower within three business days of                                        TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  2/XX/2020         2/XX/2021                   CO     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           within three (3) business days of application. Initial Loan Estimate dated        application.                                                                                                 liability.
                                                                                                                                                                                           01/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the
                                                                                                                              E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/01/XX/2020)
625488821  XXX     XXX             XXX               31492537           credit          3                Missing Document: Fraud Report not provided                                                                                                                         Fraud Report is missing in file.                                                                                                                                                                                                      11/XX/2019                                    NY     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Non QM
625488821  XXX     XXX             XXX               31492573           compliance      3                QM Points and Fees                                                                Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of          Points and Fees on subject loan of 4.31292% is in excess of the allowable                                                                                                                                                             11/XX/2019                                    NY     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                          Yes                                   Non QM                                2024/XX/06: Appeal: See D0256 Mavent Report reflecting lenders undiscounted       2024/XX/10: With the undiscounted rate of 4.5%, the points and fees are exceeded
                                                                                                                                                                                           4.30530% is in excess of the allowable maximum of 3.00000% of the Federal Total   maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           interest rate of 4.5%. Up to 2 Bona Fide discount points are excludable as each   by $XXX.
                                                                                                                                                                                           Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX    on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  point reduced the rate by 0.2083% which exceeds the threshold to be considered
                                                                                                                                                                                           vs. an allowable total of $XXX (an overage of $XXX or 1.30530%).                  overage of $XXX or 1.31292%).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              bona fide. $XXX (or 2%) of the discount point fee is excludable.
625488821  XXX     XXX             XXX               31499183           compliance      3                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary    Loan designation mismatch due to loan failing QM Points and Fees testing.                                    Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              11/XX/2019                                    NY     Refinance - Cash-out - Other               Primary                   No                       C                            C                              B                           B                          8/XX/2024                                                                                                Non QM
                                                                                                                                                                                           SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non                                                                                                                Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           QM.                                                                                                                                                                                            the TPR firm confirm said designation.
625488937  XXX     XXX             XXX               31467967           property        3                Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not      Valuation Type: Appraisal / Valuation Report Date: 02/XX/2021                                                                                                                                                                                                                                                           5/XX/2021                                     MA     Purchase                                   Primary                   Yes                      C                            C                              C                           C                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                         provided.
625488278  XXX     XXX             XXX               31492286           compliance      2                TRID Initial Closing Disclosure Timing without Waiver                             TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Initial Closing Disclosure not provided to Borrower at least three business days                             TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2019         4/XX/2020                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           at least three (3) business days prior to closing. (Final/04/XX/2019)             prior to closing..                                                                                           liability.
625488278  XXX     XXX             XXX               31492305           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX                                    TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2019         4/XX/2020                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no   exceeds tolerance of $XXX. No valid changed circumstance was provided.                                       liability.
                                                                                                                                                                                           cure was provided to the borrower. (7506)                                         Insufficient cure provided for all closing costs above the legal limit.
625488278  XXX     XXX             XXX               31503164           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and                                    TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2019         4/XX/2020                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           Attorney's Fee (Closing Agent and Other). Fee Amount of $XXX exceeds tolerance    Other). Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed                                       liability.
                                                                                                                                                                                           of $XXX. Insufficient or no cure was provided to the borrower. (7742)             circumstance was provided. Insufficient cure provided for all closing costs above the legal limit.
625488593  XXX     XXX             XXX               31494916           compliance      2                QM Employment History - Current Employment Documentation lacks Date Info          Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two      The documentation entered for this income source lacks sufficient date/duration                                                                                                                                                       12/XX/2019                                    NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM
                                                                                                                                                                                           years current employment. (XXX/14070622)                                          information to verify the 2 year history as required by Appendix Q.
625488593  XXX     XXX             XXX               31494920           compliance      2                (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   Initial Rate Lock Date not provided.                                                                                                                                                                                                  12/XX/2019                                    NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM
                                                                                                                                                                                           between Creditor Application Date and Transaction Date used to determine rate used for testing.
625488593  XXX     XXX             XXX               31494922           compliance      3                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary    Loan designation of Temporary SHQM does not match due to missing verbal                                      Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              12/XX/2019                                    NY     Refinance - Rate/Term                      Primary                   No                       C                            C                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM
                                                                                                                                                                                           SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe  verification of employment within 10 business days of the note date.                                         Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Harbor QM.                                                                                                                                                                                     the TPR firm confirm said designation.
625488593  XXX     XXX             XXX               31494923           compliance      2                RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided    RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling         List of Homeownership Counseling Organizations not provided to applicant within                              RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2019                                    NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM
                                                                                                         Within 3 Business Days of Application                                             Organizations not provided to applicant within three (3) business days of         three business days of application.                                                                          within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application.                                                                                                                                                                                   violations.
625488593  XXX     XXX             XXX               31494924           compliance      2                TRID Loan Estimate Timing                                                         TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the    Application date is 08/XX/2019, earliest Loan Estimate in file is 08/XX/2019.                                TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  12/XX/2019        12/XX/2020                  NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM
                                                                                                                                                                                           mail to Borrower(s) within three (3) business days of application.                                                                                                                             liability.
                                                                                                                                                                                           (Initial/08/XX/2019)
625488593  XXX     XXX             XXX               31494925           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $XXX                                 TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  12/XX/2019        12/XX/2020                  NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM
                                                                                                                                                                                           Reinspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or   exceeds tolerance of $XXX. A valid COC, nor cure were provided.                                              liability.
                                                                                                                                                                                           no cure was provided to the borrower. (7552)
625488593  XXX     XXX             XXX               31494929           credit          3                The verification of employment is not within 10 business days of the Note.        Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:   Missing verbal verification of employment within 10 business days of the note                                                                                                                                                         12/XX/2019                                    NY     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM
                                                                                                                                                                                           01/XX/2017                                                                        date.
625488593  XXX     XXX             XXX               31499509           credit          3                Income documentation requirements not met.                                                                                                                          Missing verbal verification of employment within 10 business days of the note                                                                                                                                                         12/XX/2019                                    NY     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM
                                                                                                                                                                                                                                                                             date.
625488593  XXX     XXX             XXX               31535256           credit          3                Income Docs Missing:                                                              Borrower: XXX VVOE - Employment Only                                                                                                                                                                                                                                                                                    12/XX/2019                                    NY     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM
625488593  XXX     XXX             XXX               31535263           compliance      2                ECOA Appraisal - Appraisal Provided Prior to Date Performed                       ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is                                                                                                                                                                                                                                         12/XX/2019                                    NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM
                                                                                                                                                                                           prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2019)
625489039  XXX     XXX             XXX               31492639           compliance      2                TRID Initial Closing Disclosure Timing without Waiver                             TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Closing Disclosure not provided to Borrower(s) at least three (3) business days                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  2/XX/2020         2/XX/2021                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           at least three (3) business days prior to closing. (Initial/02/XX/2020)           prior to closing.                                                                                            liability.
625489039  XXX     XXX             XXX               31492640           compliance      2                TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided             TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total       Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of                                                                                                                                                         2/XX/2020         2/XX/2021                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no     $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                           cure was provided to the borrower. (0)
625488747  XXX     XXX             XXX               31493453           credit          3                Missing Document: Fraud Report not provided                                                                                                                         File is missing Fraud report                                                                                                                                                                                                          2/XX/2020                                     NV     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
625488747  XXX     XXX             XXX               31493472           credit          3                Missing Document: Bankruptcy Documents not provided                                                                                                                 Bankruptcy Documents not provided.                                                                                                                                                                                                    2/XX/2020                                     NV     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
625488747  XXX     XXX             XXX               31493473           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   No evidence in file showing borrower receive copy of appraisal.                                                                                                                                                                       2/XX/2020                                     NV     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/01/XX/2020)
625488747  XXX     XXX             XXX               31493474           compliance      2                (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   Rate lock document not provided.                                                                                                                                                                                                      2/XX/2020                                     NV     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           between Creditor Application Date and Transaction Date used to determine rate used for testing.
625488747  XXX     XXX             XXX               31493475           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan    Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was                                    TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  2/XX/2020         2/XX/2021                   NV     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or    provided to the borrower.                                                                                    liability.
                                                                                                                                                                                           no cure was provided to the borrower. (7200)
625488747  XXX     XXX             XXX               31493476           compliance      2                TRID Initial Closing Disclosure Timing without Waiver                             TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Closing Disclosure not provided to Borrower(s) at least three (3) business days                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  2/XX/2020         2/XX/2021                   NV     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           at least three (3) business days prior to closing. (Initial/01/XX/2020)           prior to closing. (Initial/01/XX/2020)                                                                       liability.
625488732  XXX     XXX             XXX               31468764           credit          3                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    3/XX/2020                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
625489245  XXX     XXX             XXX               31493733           compliance      3                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary    Loan Designation is determined to be Temporary HPML.                                                         Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              12/XX/2020                                    CT     Purchase                                   Primary                   No                       C                            C                              B                           B                          8/XX/2024                                                                                                Temporary HPQM (GSE/Agency Eligible)
                                                                                                                                                                                           SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of                                                                                                                    Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Temporary HPQM (GSE/Agency Eligible).                                                                                                                                                          the TPR firm confirm said designation.
625489608  XXX     XXX             XXX               31492394           compliance      2                TRID Closing Disclosure Issue Date Not Provided                                   TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on  Date issued not completed on Closing Disclosure.                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2019         4/XX/2022                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           04/XX/2019 did not disclose the actual Date Issued. Unable to conclusively                                                                                                                     defense to foreclosure. Assignee liability.
                                                                                                                                                                                           determine Final Closing disclosure to use to test for compliance with applicable
                                                                                                                                                                                           TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated
                                                                                                                                                                                           Date Issued based on best information available. (Interim/04/XX/2019)
625489608  XXX     XXX             XXX               31492396           compliance      2                TRID Closing Disclosure Issue Date Not Provided                                   TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on  Date issued not completed on Closing Disclosure.                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2019         4/XX/2022                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           04/XX/2019 did not disclose the actual Date Issued. Unable to conclusively                                                                                                                     defense to foreclosure. Assignee liability.
                                                                                                                                                                                           determine Final Closing disclosure to use to test for compliance with applicable
                                                                                                                                                                                           TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated
                                                                                                                                                                                           Date Issued based on best information available. (Initial/04/XX/2019)
625489608  XXX     XXX             XXX               31492397           compliance      2                TRID Final Closing Disclosure Amount Financed Test                                TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Finance Charge disclosed is $XXX. Calculated finance charge is $XXX Variance of                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2019         4/XX/2022                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           provided on 04/XX/2019 disclosed an Amount Financed disclosed an inaccurate       $XXX.                                                                                                        defense to foreclosure. Assignee liability.
                                                                                                                                                                                           Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount
                                                                                                                                                                                           Financed to be considered accurate (fee amounts included in Amount Financed and
                                                                                                                                                                                           Finance Charge calculations are based on Closing Disclosure dated 04/XX/2019).
                                                                                                                                                                                           (Final/04/XX/2019)
625489608  XXX     XXX             XXX               31492399           compliance      2                TRID Final Closing Disclosure Finance Charge                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Finance Charge disclosed is $XXX. Calculated finance charge is $XXX Variance of                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2019         4/XX/2022                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           provided on 04/XX/2019 disclosed an inaccurate Finance Charge on page 5 that      $XXX.                                                                                                        defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual Finance Charge for the loan. The disclosed Finance
                                                                                                                                                                                           Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                           04/XX/2019). (Final/04/XX/2019)
625489608  XXX     XXX             XXX               31492400           compliance      2                TRID Initial Closing Disclosure Timing without Waiver                             TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Proof of earlier delivery not found in file.                                                                 TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2019         4/XX/2020                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           at least three (3) business days prior to closing. (Initial/04/XX/2019)                                                                                                                        liability.
625489608  XXX     XXX             XXX               31492402           compliance      2                TRID Interim Closing Disclosure Timing Test                                       TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or    Proof of delivery not found in file.                                                                         TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2019         4/XX/2020                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           after 04/XX/2019 contains a change in APR and was not received by borrower at                                                                                                                  liability.
                                                                                                                                                                                           least three (3) business days prior to consummation
625489608  XXX     XXX             XXX               31492403           compliance      2                TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided           TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender   Lender Credit was last disclosed as -$XXX on LE but disclosed as- $XXX on Final                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2019         4/XX/2020                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient    Closing Disclosure. File does not contain a valid Change of Circumstance for                                 liability.
                                                                                                                                                                                           or no cure was provided to the borrower. (9300)                                   this fee, nor evidence of cure in file.
625489608  XXX     XXX             XXX               31492405           compliance      2                TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue  TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the  Loan Estimate provided after the date of Closing Disclousre.                                                 TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2019         4/XX/2020                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                         and Received Date                                                                 date the Closing Disclosure was provided. (The Revised Loan Estimate was                                                                                                                       liability.
                                                                                                                                                                                           received on or after the Closing Disclosure.) (Interim/04/XX/2019)
625489608  XXX     XXX             XXX               31492406           compliance      2                TRID Revised Loan Estimate Timing Before Closing                                  TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2019    Proof of receipt not in file.                                                                                TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2019         4/XX/2020                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           not received by borrower at least four (4) business days prior to closing.                                                                                                                     liability.
                                                                                                                                                                                           (Interim/04/XX/2019)
625489608  XXX     XXX             XXX               31492407           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Service Charge Fee was not disclosed on Loan Estimate. File does not contain a                               TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2019         4/XX/2020                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           Service Charges. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or    valid Change of Circumstance for this fee, nor evidence of cure.                                             liability.
                                                                                                                                                                                           no cure was provided to the borrower. (7527)
625489608  XXX     XXX             XXX               31501649           credit          3                Missing Document: Note - Subordinate Lien not provided                                                                                                                                                                                                                                                                                                                                                    4/XX/2019                                     NY     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
625489631  XXX     XXX             XXX               31494358           compliance      2                (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario                                                                                                                                                                                                                                         6/XX/2021                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           between Creditor Application Date and Transaction Date used to determine rate used for testing.
625488787  XXX     XXX             XXX               31492084           credit          3                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    9/XX/2019                                     TX     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
625488787  XXX     XXX             XXX               31492160           compliance      2                ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy   No evidence in file of when the borrower received a copy of the dated                                        There is generally no Assignee Liability.                                                                                9/XX/2019                                     TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                         File)                                                                             of the appraisal at least three (3) business days prior to closing, and           08/XX/2019.
                                                                                                                                                                                           appraisal was not provided at or before closing. (Type:Primary/08/XX/2019)
625488787  XXX     XXX             XXX               31492163           compliance      2                TRID Final Closing Disclosure APR                                                 TILA-RESPA Integrated Disclosure - Loan Calculations: APR of XX.XX% on Final      Loan Calculations: APR of XX.XX% on Final Closing Disclosure provided on                                     TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2019         9/XX/2020                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           Closing Disclosure provided on 09/XX/2019 is under-disclosed from the calculated  09/XX/2019 is under-disclosed from the calculated APR of XX.XX% outside of                                   defense to foreclosure. Assignee liability.
                                                                                                                                                                                           APR of XX.XX% outside of 0.125% tolerance. (Final/09/XX/2019)                     0.125% tolerance.
625488787  XXX     XXX             XXX               31492164           compliance      2                TRID Final Closing Disclosure Finance Charge                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Final Closing Disclosure provided on 09/XX/2019 disclosed an inaccurate Finance                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2019         9/XX/2020                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           provided on 09/XX/2019 disclosed an inaccurate Finance Charge on page 5 that      Charge on page 5 that does not match the actual Finance Charge for the loan. The                             defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual Finance Charge for the loan. The disclosed Finance      disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX
                                                                                                                                                                                           Charge in the amount of $XXX is under disclosed by $XXX compared to the           compared to the calculated Finance Charge of $XXX which exceeds the $XXX
                                                                                                                                                                                           calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts   threshold (fee amounts included in Finance Charge calculation are based on
                                                                                                                                                                                           included in Finance Charge calculation are based on Closing Disclosure dated      Closing Disclosure dated 09/XX/2019).
                                                                                                                                                                                           09/XX/2019). (Final/09/XX/2019)
625488787  XXX     XXX             XXX               31492165           compliance      2                TRID Final Closing Disclosure Principal and Interest                              TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  The interest rate on the Note does not match the interest rate on Final CD which                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2019         9/XX/2020                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           on 09/XX/2019 disclosed a Principal and Interest Payment that does not match the  increases the P&I and DTI.                                                                                   defense to foreclosure. Assignee liability.
                                                                                                                                                                                           actual payment for the loan. (Final/09/XX/2019)
625488787  XXX     XXX             XXX               31492166           compliance      2                TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   P&I ($XXX) from Note document not matched with Final CD($XXX)                                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2019         9/XX/2020                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                         Payments                                                                          provided on 09/XX/2019 disclosed a periodic principal and interest payment for    The interest rate on the Note does not match the interest rate on Final CD which                             defense to foreclosure. Assignee liability.
                                                                                                                                                                                           payment stream 2 that does not match the actual payment for the loan.             increases the P&I and DTI.
                                                                                                                                                                                           (ProjSeq:2/2545236)
625488787  XXX     XXX             XXX               31492167           compliance      2                TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate        TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   P&I ($XXX) from Note document not matched with Final CD($XXX)                                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2019         9/XX/2020                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                         Initial Payment                                                                   provided on 09/XX/2019 disclosed a periodic principal and interest payment for                                                                                                                 defense to foreclosure. Assignee liability.
                                                                                                                                                                                           payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                           (ProjSeq:1/2545235)
625488787  XXX     XXX             XXX               31492168           compliance      2                TRID Final Closing Disclosure Total Of Payments                                   TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Loan Calculations: Final Closing Disclosure provided on 09/XX/2019 disclosed an                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2019         9/XX/2020                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           provided on 09/XX/2019 disclosed an inaccurate Total of Payments on page 5 that   inaccurate Total of Payments on page 5 that does not match the actual total of                               defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual total of payments for the loan (fee amounts included    payments for the loan (fee amounts included in TOP calculation are based on
                                                                                                                                                                                           in TOP calculation are based on Closing Disclosure dated 09/XX/2019). The         Closing Disclosure dated 09/XX/2019). The disclosed Total of Payments in the
                                                                                                                                                                                           disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX      amount of $XXX is under disclosed by $XXX compared to the calculated total of
                                                                                                                                                                                           compared to the calculated total of payments of $XXX which exceeds the $XXX       payments of $XXX which exceeds the $XXX threshold.
                                                                                                                                                                                           threshold. (Final/09/XX/2019)
625488787  XXX     XXX             XXX               31492169           compliance      2                TRID Initial Closing Disclosure Timing without Waiver                             TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Closing Disclosure not provided to Borrower(s) at least three (3) business days                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2019         9/XX/2020                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           at least three (3) business days prior to closing. (Initial/09/XX/2019)           prior to closing.                                                                                            liability.
625489599  XXX     XXX             XXX               31520674           compliance      2                RESPA - Initial Escrow Account Statement Missing                                  RESPA: Initial escrow account statement was not provided to the borrower.                                                                                                                      RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2021                                     IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625489708  XXX     XXX             XXX               31470113           credit          3                Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                                                                                               12/XX/2019                                    FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
625488158  XXX     XXX             XXX               31469410           compliance      1                Self Employed Financial Strength                                                  Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed         Most recent year income reported on 2018 Schedule C is more than 20% less than                                                                                                                                                        1/XX/2020                                     FL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Temporary SHQM (GSE/Agency Eligible)  2024/XX/05: Appeal. The declining income is acknowledged; however, the income     2024/XX/05: Exception cleared.
                                                                                                                                                                                           business reflects annual earnings that significantly decline over the analysis    2017 Schedule C income.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    used was calculated from the lowest year's income. Borrower is retired with SSI
                                                                                                                                                                                           period. (XXX XXX/Schedule C)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 $XXX and VA pension $XXX and reports schedule C income from earnings as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        $XXX. Earnings are approved at $XXX or $XXX as shown on Sched C (for the lower year, prior year wass $XXX). This income is extremenly reasonable given retirement status and could easily increase with hours. Income is also supported by one month bank stmt showing $XXX deposits. Documentation also includes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Transcripts and signed Tax Preparer letter for support. Income is reasonably calculated and adequately documented.
625488158  XXX     XXX             XXX               31469411           compliance      1                Sole Proprietorship Income Documentation Test                                     Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not      1040s not signed and dated.                                                                                                                                                                                                           1/XX/2020                                     FL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Temporary SHQM (GSE/Agency Eligible)  2024/XX/05: Appeal. Income is adequately documented. Transcripts are present      2024/XX/05: Exception cleared.
                                                                                                                                                                                           sufficient (Sole Proprietorship). (XXX XXX/Schedule C)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       which negates need for signed tax returns and Tax Preparer letter is present to support Schedule C income from earnings as a waitress.
625488158  XXX     XXX             XXX               31469413           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  The Originator Loan Designation is Safe Harbor QM. However, the Due Diligence                                Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              1/XX/2020                                     FL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Temporary SHQM (GSE/Agency Eligible)  2024/XX/05: Appeal. Income is adequately documented. Transcripts are present      2024/XX/05: Exception cleared.
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                       Loan Designation is Non QM due to the following issue(s): Most recent year                                   Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               which negates need for signed tax returns and Tax Preparer letter to support
                                                                                                                                                                                                                                                                             income reported on 2018 Schedule C is more than 20% less than 2017 Schedule C                                the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Schedule C income from earnings as a XXX. Total income approved at $XXX is
                                                                                                                                                                                                                                                                             income; 1040s not signed and dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        further supported by bank stmt with $XXX monthly deposits.
625488158  XXX     XXX             XXX               31469414           compliance      1                QM DTI                                                                            Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and  Total Debt to Income Ratio exceeds 43%                                                                       Although this issue is subject to a 3 year SOL for affirmative claims under                                              1/XX/2020                                     FL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Temporary SHQM (GSE/Agency Eligible)  2024/XX/05: Appeal. Income is adequately documented. Transcripts are present      2024/XX/05: Exception cleared.
                                                                                                                                                                                           the images do not provide evidence loan is eligible for purchase, guarantee or                                                                                                                 TILA, AMC does not adjust grading taking into account TILA SOL for exceptions                                                                                                                                                                                                                                                                                                                                                                                                                                                                 which negates need for signed tax returns and Tax Preparer letter to support
                                                                                                                                                                                           insurance by the appropriate agency.                                                                                                                                                           under ATR, given the potential for enhanced damages when asserting an ability to                                                                                                                                                                                                                                                                                                                                                                                                                                                              Schedule C income from earnings as a XXX. Total income approved at $XXX is
                                                                                                                                                                                                                                                                                                                                                                                          repay defense in response to an action to collect a debt by recoupment or                                                                                                                                                                                                                                                                                                                                                                                                                                                                     further supported by bank stmt with $XXX monthly deposits.
                                                                                                                                                                                                                                                                                                                                                                                          set-off.
625489424  XXX     XXX             XXX               31492587           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                    2/XX/2019                                     MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/02/XX/2019)
625489424  XXX     XXX             XXX               31492591           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title   Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was                                    TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  2/XX/2019         2/XX/2020                   MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           - Abstract / Title Search. Fee Amount of $XXX exceeds tolerance of $XXX.          provided to the borrower.                                                                                    liability.
                                                                                                                                                                                           Insufficient or no cure was provided to the borrower. (75178)
625489424  XXX     XXX             XXX               31492592           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title   Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was                                    TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  2/XX/2019         2/XX/2020                   MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
                                                                                                                                                                                           - Examination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or  provided to the borrower.                                                                                    liability.
                                                                                                                                                                                           no cure was provided to the borrower. (7727)
625489652  XXX     XXX             XXX               31492197           credit          3                Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                                                                                    7/XX/2021                                     WI     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Temporary SHQM (GSE/Agency Eligible)
625488206  XXX     XXX             XXX               31492745           compliance      2                TRID Final Closing Disclosure Amount Financed Test                                TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Final Closing Disclosure provided on 08/XX/2023 disclosed an Amount Financed                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2023         8/XX/2024                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           provided on 08/XX/2023 disclosed an Amount Financed disclosed an inaccurate       disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the                                defense to foreclosure. Assignee liability.
                                                                                                                                                                                           Amount Financed. The disclosed Amount Financed in the amount of $XXX is over      amount of $XXX is over disclosed by $XXX compared to the calculated Amount
                                                                                                                                                                                           disclosed by $XXX compared to the calculated Amount Financed of $XXX and the      Financed of $XXX and the disclosed Finance Charge is not accurate within disclosed Finance Charge is not accurate within applicable tolerances for Amount  applicable tolerances for Amount Financed to be considered accurate (fee amounts
                                                                                                                                                                                           Financed to be considered accurate (fee amounts included in Amount Financed and   included in Amount Financed and Finance Charge calculations are based on Closing
                                                                                                                                                                                           Finance Charge calculations are based on Closing Disclosure dated 08/XX/2023).    Disclosure dated 08/XX/2023).
                                                                                                                                                                                           (Final/08/XX/2023)
625488206  XXX     XXX             XXX               31492746           compliance      2                TRID Final Closing Disclosure Finance Charge                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Final Closing Disclosure provided on 08/XX/2023 disclosed an inaccurate Finance                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2023         8/XX/2024                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           provided on 08/XX/2023 disclosed an inaccurate Finance Charge on page 5 that      Charge on page 5 that does not match the actual Finance Charge for the loan. The                             defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual Finance Charge for the loan. The disclosed Finance      disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX
                                                                                                                                                                                           Charge in the amount of $XXX is under disclosed by $XXX compared to the           compared to the calculated Finance Charge of $XXX which exceeds the $XXX
                                                                                                                                                                                           calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts   threshold (fee amounts included in Finance Charge calculation are based on
                                                                                                                                                                                           included in Finance Charge calculation are based on Closing Disclosure dated      Closing Disclosure dated 08/XX/2023).
                                                                                                                                                                                           08/XX/2023). (Final/08/XX/2023)
625488206  XXX     XXX             XXX               31492751           credit          3                Missing Document: Verification of Identification not provided                                                                                                       Verification of Identification is missing                                                                                                                                                                                             8/XX/2023                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
625488962  XXX     XXX             XXX               31493683           credit          1                Guideline Issue:Insufficient asset documentation.                                 Financial Institution: XXX // Account Type: Money Markets / Account Number: XXX,  Two months bank accounts required for XXX accounts. File contains one month                                                                                                                                                           12/XX/2023                                    FL     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            HUD Safe Harbor QM                                                                                                      2024/XX/06: Account is not needed for qualification. Exception is clear.
                                                                                                                                                                                           Financial Institution: XXX // Account Type: Checking / Account Number: XXX        statement for each account.
625488962  XXX     XXX             XXX               31493849           credit          3                Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.                                                                                         Insurance Certificate and Mortgage Insurance Evidence are missing.                                                                                                                                                                    12/XX/2023                                    FL     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                HUD Safe Harbor QM
625488962  XXX     XXX             XXX               31493989           compliance      2                RESPA Disclosure - List of Homeownership Counseling Organizations Missing         RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of                                                                                                                      RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2023                                    FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                HUD Safe Harbor QM
                                                                                                                                                                                           Homeownership Counseling Organizations to borrower.                                                                                                                                            within the statute or implementing regulation, Regulation X, for these type of violations.
625488962  XXX     XXX             XXX               31493992           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe     Originator Loan Designation discrepancy due to missing 2 months bank statements                              Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              12/XX/2023                                    FL     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            HUD Safe Harbor QM                    2024/XX/04: Appeal: The Final LP approval required a total of $XXX in verified    2024/XX/06: Account is not needed for qualification. Exception is clear.
                                                                                                                                                                                           Harbor QM does not match Due Diligence Loan Designation of ATR Risk.              for XXX.                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               assets. The three XXX accounts totaled approximately $XXX so the XXX account was
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        not required. The final LP is attached for review confirming only XXX of the XXX listed was required to be documented.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2024/XX/04: LP
625488962  XXX     XXX             XXX               31493995           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          12/XX/2023                                    FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                HUD Safe Harbor QM
625488962  XXX     XXX             XXX               31506083           credit          2                Loan has been identified as FHA/VA/USDA                                                                                                                                                                                                                                                                                                                                                                   12/XX/2023                                    FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                HUD Safe Harbor QM
625488962  XXX     XXX             XXX               31506161           credit          3                Initial HUD Addendum 92900-A is missing.                                          Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A                                                                                                                                                                                                                                                  12/XX/2023                                    FL     Purchase                                   Primary                   No                       C                            C                              C                           C                          8/XX/2024                                                                                                HUD Safe Harbor QM
                                                                                                                                                                                           (Government Documents)
625488962  XXX     XXX             XXX               31506230           compliance      1                Non Taxable Income                                                                Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added      Waterfall due to missing 2 months bank statements for XXX, causing the loan to                                                                                                                                                        12/XX/2023                                    FL     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            HUD Safe Harbor QM                    2024/XX/06: Please see XXX's response regarding assets under exception ID         2024/XX/06: Income has been updated. Exception is clear.
                                                                                                                                                                                           exceeds borrower tax rate. (XXX Retired/Pension)                                  waterfall through the QM testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          31493992 above
625488962  XXX     XXX             XXX               31506231           compliance      1                Overtime Bonus 2Yr Calc                                                           Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than  Waterfall due to missing 2 months bank statements for XXX, causing the loan to                                                                                                                                                        12/XX/2023                                    FL     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            HUD Safe Harbor QM                    2024/XX/06: Please see XXX's response regarding assets under exception ID         2024/XX/06: Income updated. Exception is clear.
                                                                                                                                                                                           two (2) years not justified or documented in writing. (XXX XXX/Overtime)          waterfall through the QM testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          31493992 above
625488962  XXX     XXX             XXX               31506232           compliance      1                QM Employment History - Current Employment Documentation lacks Date Info          Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two      Waterfall due to missing 2 months bank statements for XXX, causing the loan to                                                                                                                                                        12/XX/2023                                    FL     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            HUD Safe Harbor QM                                                                                                      2024/XX/06: Account is not needed for qualification. Exception is clear.
                                                                                                                                                                                           years current employment. (XXX/14058209)                                          waterfall through the QM testing.
625488962  XXX     XXX             XXX               31506234           compliance      1                HUD QM AU Finding Fail                                                            HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be      Waterfall due to missing 2 months bank statements for XXX, causing the loan to                                                                                                                                                        12/XX/2023                                    FL     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            HUD Safe Harbor QM                    2024/XX/06: Please see XXX's response regarding assets under exception ID         2024/XX/06: Account is not needed for qualification. Exception is clear.
                                                                                                                                                                                           insured or guaranteed by FHA.                                                     waterfall through the QM testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          31493992 above
625488962  XXX     XXX             XXX               31506236           compliance      1                Income/Asset Guideline Deficiency - ATR Impact                                    Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to   Waterfall due to missing 2 months bank statements for XXX, causing the loan to                                                                                                                                                        12/XX/2023                                    FL     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            HUD Safe Harbor QM                    2024/XX/06: Please see XXX's response regarding assets under exception ID         2024/XX/06: Account is not needed for qualification. Exception is clear.
                                                                                                                                                                                           income and/or asset doc requirements which could result in a risk to the          waterfall through the QM testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          31493992 above
                                                                                                                                                                                           borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)
625488962  XXX     XXX             XXX               31506238           compliance      1                QM DTI                                                                            Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and  Waterfall due to missing 2 months bank statements for XXX, causing the loan to                               Although this issue is subject to a 3 year SOL for affirmative claims under                                              12/XX/2023                                    FL     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            HUD Safe Harbor QM                    2024/XX/06: Please see XXX's response regarding assets under exception ID         2024/XX/06: Account is not needed for qualification. Exception is clear.
                                                                                                                                                                                           the images do not provide evidence loan is eligible for purchase, guarantee or    waterfall through the QM testing.                                                                            TILA, AMC does not adjust grading taking into account TILA SOL for exceptions                                                                                                                                                                                                                                                                                                                                                                                                                                                                 31493992 above
                                                                                                                                                                                           insurance by the appropriate agency.                                                                                                                                                           under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.
625488962  XXX     XXX             XXX               31506622           credit          1                Asset documentation requirements not met.                                                                                                                           File is missing 2 months consecutive bank statement for the XXX accounts.                                                                                                                                                             12/XX/2023                                    FL     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            HUD Safe Harbor QM                                                                                                      2024/XX/06: Account is not needed for qualification. Exception is clear.
625488962  XXX     XXX             XXX               31506643           compliance      1                General Ability To Repay Provision Investor Guidelines                            Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more         Waterfall due to missing 2 months bank statements for XXX, causing the loan to                                                                                                                                                        12/XX/2023                                    FL     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            HUD Safe Harbor QM                    2024/XX/06: Please see XXX's response regarding assets under exception ID         2024/XX/06: Account is not needed for qualification. Exception is clear.
                                                                                                                                                                                           guideline components, the loan is at ATR risk.                                    waterfall through the QM testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          31493992 above
625489635  XXX     XXX             XXX               31470182           compliance      1                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Zero Percent Fee Tolerance exceeded Extension fee. Fee Amount of $XXX exceeds                                TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  10/XX/2023        10/XX/2024                  NC     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/03: Appeal – Lock expiration 10/XX/23 at 5pm per the LE, loan closed      2024/XX/04: SitusAMC received rebuttal, however we also require valid COC or
                                                                                                                                                                                           Extension Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no   previously disclosed amount of $XXX. A valid COC, nor a cure tolerance were                                  liability.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    10/XX/23. The Lock Extension Fee of $XXX is allowable to retain the rate and can  rate lock extension document to re-evaluate the exception. A valid Changed
                                                                                                                                                                                           cure was provided to the borrower. (7349)                                         provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  be confirmed                                                                      Circumstance or cure is required. Cure consists of Corrected CD, LOE to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        on the CFPB web site. - XXX                                                       borrower, proof of mailing and copy of refund check.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2024/XX/04: Appeal - Please see TPO Mavent report run on 10/XX/23 capturing CIC   2024/XX/05: SitusAMC received LOS snips to verify the change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        for the added rate dependent cost to extend the borrower’s lock. Please also see
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        XXX Loan Manager registration information showing the lock extension on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        10/XX/23. Borrower signed final CD on 10/XX/23. TRID does not require the use of a specific form to document Change in Circumstance. The information provided documents what fee changed, why it changed and when it changed. - XXX
625489490  XXX     XXX             XXX               31493765           compliance      1                ECOA Appraisal Disclosure - ECOA Timing                                           ECOA - File does not evidence the consumer was provided with the right to         File does not evidence the consumer was provided with the right to receive a                                                                                                                                                          9/XX/2023         9/XX/2024                   NY     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                                                                                                   2024/XX/09: SitusAMC received proof of application date.
                                                                                                                                                                                           receive a copy of the Appraisal Disclosure within 3 days of the loan application  copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                                                                                                                                                           date.
625489490  XXX     XXX             XXX               31493811           compliance      1                TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test        TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure provided on 09/XX/2023 incorrectly disclosed whether                                TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2023         9/XX/2024                   NY     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/03: Please see IEADS. Property is a co-op and only Walls-In coverage of   2024/XX/05: Escrowed amount is correct.
                                                                                                                                                                                           provided on 09/XX/2023 incorrectly disclosed whether Homeowners Insurance is      Homeowners Insurance is included in escrow.                                                                  liability.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    XXX per month is escrowed. Final CD indicates YES in projected payments.
                                                                                                                                                                                           included in escrow. (Final/09/XX/2023)
625489490  XXX     XXX             XXX               31493812           compliance      1                TRID Final Closing Disclosure Property Taxes Included In Escrow                   TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure provided on 09/XX/2023 incorrectly disclosed whether                                TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2023         9/XX/2024                   NY     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/03: Please see IEADS uploaded on exception 31493811. Property is a co-op  2024/XX/05: Property taxes are included in HOA Dues as a CO-OP.
                                                                                                                                                                                           provided on 09/XX/2023 incorrectly disclosed whether property taxes are included  property taxes are included in escrow.                                                                       liability.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and only Walls-In coverage of XXX per month is escrowed. Final CD indicates YES
                                                                                                                                                                                           in escrow. (Final/09/XX/2023)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in projected payments.
625489490  XXX     XXX             XXX               31493813           compliance      1                TRID Interim Closing Disclosure Timing Test                                       TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or    Corrected Closing Disclosure provided on or after 09/XX/2023 contains a change                               TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2023         9/XX/2024                   NY     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/03: Please identify CD in question. CD v5 and v6 both issued on 9/XX      2024/XX/04: Upon further review removed unsigned blank CD document(s) 0429
                                                                                                                                                                                           after 09/XX/2023 contains a change in APR and was not received by borrower at     in APR and was not received by borrower at least three business days prior to                                liability.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    have APR of XX.XX%.                                                               estimated to be provided on 09/XX/2024, from testing.
                                                                                                                                                                                           least three (3) business days prior to consummation                               consummation.
625489490  XXX     XXX             XXX               31493814           compliance      1                TRID Loan Estimate Timing                                                         TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the    Initial application date is 4/XX/2023 and initial loan estimate is 6/XX/2023                                 TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2023         9/XX/2024                   NY     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/03: Please see attached system screen shot showing LE Required Date of    2024/XX/05: The application in file indicates a signature date of 4/8, matching
                                                                                                                                                                                           mail to Borrower(s) within three (3) business days of application.                                                                                                                             liability.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    6/XX/23. This is the date the system captures the six pieces of information for   loan ID numbers and all six pieces of application information. Please provide
                                                                                                                                                                                           (Initial/06/XX/2023)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         a TRID application and triggers the LE requirement.                               initial LE, or provide documentation as to why the 4/8 application is not valid.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2024/XX/05: Appeal: Please see D0236, D0134-D0136 and D0138 conditional approval  2024/XX/09: SitusAMC received proof of application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        letters with no purchase property address identified. D0277 is the first conditional approval letter following the purchase property address being submitted to XXX. D0239 is the original URLA taken on 4/XX/23 and does not contain the property address. This date will not change throughout the shopping and loan process. The date the purchase property is identified to Chase is captured as the LE required date previously provided triggering the LE to be provided.
625489353  XXX     XXX             XXX               31492944           compliance      2                ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy                                                                                                                There is generally no Assignee Liability.                                                                                9/XX/2023                                     IN     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                         File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2023)
625488494  XXX     XXX             XXX               31473798           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.    Creditor did not provide FACTA Credit Score Disclosure.                                                      There is no Assignee Liability.                                                                                          11/XX/2023                                    OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
625488494  XXX     XXX             XXX               31473801           compliance      1                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement   Creditor did not provide Affiliated Business Arrangement Disclosure to applicant                             RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2023                                    OH     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                                                                                                   2024/XX/09: Exception cleared.
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.            within three business days of application.                                                                   within the statute or implementing regulation, Regulation X, for these type of violations.
625488494  XXX     XXX             XXX               31473802           compliance      1                RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided    RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling         List of Homeownership Counseling Organizations not provided to applicant within                              RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2023                                    OH     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                                                                                                   2024/XX/09: Exception cleared.
                                                                                                         Within 3 Business Days of Application                                             Organizations not provided to applicant within three (3) business days of         three business days of application.                                                                          within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application.                                                                                                                                                                                   violations.
625488494  XXX     XXX             XXX               31473803           compliance      2                Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage    Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage    Acknowledgement of Receipt of Home Mortgage Loan Information Document not                                    The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                          11/XX/2023                                    OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                         Loan Information Document Not Retained by Lender)                                 Loan Information Document not retained by lender.                                 retained by lender.                                                                                          liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
625488494  XXX     XXX             XXX               31473804           compliance      2                Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided)    Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close       Right not to close disclosure not provided to borrower.                                                      "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                         11/XX/2023                                    OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           Disclosure.                                                                                                                                                                                    liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."
625488494  XXX     XXX             XXX               31473805           compliance      1                TRID Loan Estimate Timing                                                         TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the    Loan Estimate is not signed and dated for 10/XX/2023.                                                        TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  11/XX/2023        11/XX/2024                  OH     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/03: Appeal – Please see attached system screen shots provide              2024/XX/05: Application in file contains all 6 pieces of required information
                                                                                                                                                                                           mail to Borrower(s) within three (3) business days of application.                                                                                                                             liability.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    verification of electronic delivery / receipt within three (3) business days of   and loan ID number matching final CD, to issue an LE. The application is dated
                                                                                                                                                                                           (Initial/10/XX/2023)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         application. (Initial 10/XX/2023). – XXX                                          9/15. Please provide initial LE for testing of documentation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2024/XX/05: Appeal – The estimated property value of XXX also the (6th piece of   2024/XX/09: SitusAMC received lender certification and screen prints confirming
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        info) was not received on this purchase transaction until the Lender received     application date with receipt of 6 pieces of information supported by contract
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         the sales contract on 10/XX/23, see also D0136. - XXX                             and prior pre-approval information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2024/XX/06: Appeal - Property address, section 4 not available on the 9/XX/23 application see document print date 9/XX/23. See the 9/XX/23 application with actual issue / print date of 10/XX/23 application with property address, 6th piece of information. The print date specified can be located on the lower portion of the page in the middle. - XXX
625488494  XXX     XXX             XXX               31473824           compliance      1                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Transfer Tax Fee was last disclosed as $XXX on Loan Estimate but disclosed as                                TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  11/XX/2023        11/XX/2024                  OH     Purchase                                   Primary                   No                       A                            A                              A                           A                          8/XX/2024             9/XX/2024                           Yes                                            Safe Harbor QM (APOR)                 2024/XX/03: Appeal – Please see attached screen shots provide verification of     2024/XX/04: SituAMC received snips for timeline of disclosure of fee however,
                                                                                                                                                                                           Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no    $XXX on Final Closing Disclosure. File does not contain a valid Change of                                    liability.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Change of Circumstance vie electronic delivery to borrower for required fees      the reason for adding the $XXX fee was not provided as to what changed
                                                                                                                                                                                           cure was provided to the borrower. (8304)                                         circumstance for this fee, nor evidence of cure in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   change to include the $XXX Transfer Tax Fee. – SO                                 circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2024/XX/04: Appeal – Per loan data fees changed due to the change in loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        amount, points and sales price. Lender paid Transfer tax went down resulting in   2024/XX/05: Change took place on 11/8. Any VCC must have a reason for the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        an increase in the narrower paid Transfer tax. The change in loan amount is a     change. SitusAMC is unable to accept a statement of change without a supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        valid reason to revise loan fees. - SO                                            reason for the change in fees. A change in pricing, rate, loan amount, borrower requested changes, any changes must include a reason for the change that the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2024/XX/05: Appeal – VCC date 11/XX/23 – Lender received e-mail from borrower     lender did not know, or could not have known about at initial disclosure. Please
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        that Amber Keriko was to be removed from the title. See also the purchase         provide VCC for changes in transaction, that include explanation of reason for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        contract available in file D0312 as updated 11/XX/23. - SO                        change.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2024/XX/06: SitusAMC received VCC dated 11/XX/24 for adding fee due to removed title only borrower from vesting.
625488494  XXX     XXX             XXX               31505937           compliance      2                ECOA Appraisal - Appraisal Provided Prior to Date Performed                       ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is   Delivery of appraisal not provided to the borrower within 3 days prior to                                                                                                                                                             11/XX/2023                                    OH     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                                                                                                           prior to the date when valuation was performed. Unable to determine compliance    closing.
                                                                                                                                                                                           with appraisal timing requirements. (Type:Primary/10/XX/2023)
625489526  XXX     XXX             XXX               31492958           compliance      2                ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy   Borrower waived right to receive a copy of the appraisal at least three (3)                                  There is generally no Assignee Liability.                                                                                10/XX/2023                                    WI     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
                                                                                                         File)                                                                             of the appraisal at least three (3) business days prior to closing, and           business days prior to closing, and appraisal was not provided at or before
                                                                                                                                                                                           appraisal was not provided at or before closing. (Type:Primary/09/XX/2023)        closing. (Type:Primary/09/XX/2023)
625489526  XXX     XXX             XXX               31492961           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.    FACTA Disclosure not provided.                                                                               There is no Assignee Liability.                                                                                          10/XX/2023                                    WI     Purchase                                   Primary                   No                       B                            B                              B                           B                          8/XX/2024                                                                                                Safe Harbor QM (APOR)
625489726  XXX     XXX             XXX               34420734           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The property is located in a FEMA disaster area. Provide a post-disaster                                                                                                                                                              10/XX/2019                                    IL     Refinance - Limited Cash-out GSE           Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Safe Harbor QM                                                                                                          2025/XX/07: Client provided BPO extract showing current inspection dates and no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage. The inspection must include exterior                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               damage reported.
                                                                                                                                                                                           Disaster Name: XXX                                                                photos, and the property must be re-inspected on or after XX/XX/XXXX declared
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX                                             end date.
625487935  XXX     XXX             XXX               34420809           credit          2                Income Docs Missing:                                                              Borrower: XXX W-2 (2019)                                                          W-2 (2019) is missing in the file.                                                                                                                                                                                                    8/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM                                                                                                          2025/XX/14: Lender elects to waive with compensating factors.
625487935  XXX     XXX             XXX               34420810           compliance      2                TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue  TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the                                                                                                               TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2020         8/XX/2021                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM                                                                                                          2025/XX/04: Client elected to waive
                                                                                                         and Received Date                                                                 date the Closing Disclosure was provided. (The Revised Loan Estimate was                                                                                                                       liability.
                                                                                                                                                                                           received on or after the Closing Disclosure.) (Interim/08/XX/2020)
625487935  XXX     XXX             XXX               34420811           compliance      2                QM Employment History - Current and/or Previous Employment Documentation lacks    Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two      Missing Employment Dates to verify two years employment history for current                                                                                                                                                           8/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM                                                                                                          2025/XX/04: Client elected to waive
                                                                                                         Date Info                                                                         years employment history for current and/or prior employment. (XXX/14686997)      and/or prior employment.
625487935  XXX     XXX             XXX               34420812           compliance      2                QM Employment History - Current and/or Previous Employment Documentation lacks    Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two      Missing Employment Dates to verify two years employment history for current                                                                                                                                                           8/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM                                                                                                          2025/XX/04: Client elected to waive
                                                                                                         Date Info                                                                         years employment history for current and/or prior employment. (XXX/14694296)      and/or prior employment.
625487935  XXX     XXX             XXX               34420814           credit          2                Income documentation requirements not met.                                                                                                                          File is missing verification of 2 Years Employment history for both Borrowers.                                                                                                                                                        8/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM                                                                                                          2025/XX/14: Lender elects to waive with compensating factors.
625488220  XXX     XXX             XXX               34420847           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    9/XX/2021                                     MA     Purchase                                   Second Home               Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/14: Client elects to waive with compensating factors.
625488220  XXX     XXX             XXX               34420848           compliance      2                Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not         Massachusetts Mortgage Lender and Broker Regulation: File does not contain                                                                                                                                                                                                                                              9/XX/2021                                     MA     Purchase                                   Second Home               Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/04: Client elected to waive
                                                                                                         Verified)                                                                         evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
625488220  XXX     XXX             XXX               34420849           compliance      2                TRID Final Closing Disclosure Amount Financed Test                                TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Finance Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2021         9/XX/2022                   MA     Purchase                                   Second Home               Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 08/XX/2021 disclosed an Amount Financed disclosed an inaccurate       126.00.                                                                                                      defense to foreclosure. Assignee liability.
                                                                                                                                                                                           Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount
                                                                                                                                                                                           Financed to be considered accurate (fee amounts included in Amount Financed and
                                                                                                                                                                                           Finance Charge calculations are based on Closing Disclosure dated 10/XX/2021).
                                                                                                                                                                                           (Final/08/XX/2021)
625488220  XXX     XXX             XXX               34420850           compliance      2                TRID Final Closing Disclosure Finance Charge                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Finance Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2021         9/XX/2022                   MA     Purchase                                   Second Home               Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 08/XX/2021 disclosed an inaccurate Finance Charge on page 5 that      126.00.                                                                                                      defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual Finance Charge for the loan. The disclosed Finance
                                                                                                                                                                                           Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                           10/XX/2021). (Final/08/XX/2021)
625488220  XXX     XXX             XXX               34420852           credit          2                REO Documents are missing.                                                        Address: XXX, MA HOA Verification                                                 The file is missing the mortgage HOA documentation for this property. Please                                                                                                                                                          9/XX/2021                                     MA     Purchase                                   Second Home               Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                                                                                                             provide for review.
625488220  XXX     XXX             XXX               34420853           credit          2                REO Documents are missing.                                                        Address: XXX, VT HOA Verification                                                 The file is missing the mortgage HOA documentation for this property. Please                                                                                                                                                          9/XX/2021                                     MA     Purchase                                   Second Home               Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                                                                                                             provide for review.
625489219  XXX     XXX             XXX               34420867           compliance      2                TRID Final Closing Disclosure Finance Charge                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    "Loan Calculations (pg 5) - one of these occurred: 1) Finance Charge is blank;                               TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2021        10/XX/2022                  MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 10/XX/2021 disclosed an inaccurate Finance Charge on page 5 that      2) Primary residence refinance and Calculated Finance Charge exceeds disclosed                               defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual Finance Charge for the loan. The disclosed Finance      Finance Charge by more than $XXX; 3) Primary residence purchase or occupancy =
                                                                                                                                                                                           Charge in the amount of $XXX is under disclosed by $XXX compared to the           Second Home and Calculated Finance Charge exceeds disclosed Finance Charge by
                                                                                                                                                                                           calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts   more than $XXX."
                                                                                                                                                                                           included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                           10/XX/2021). (Final/10/XX/2021)
625489219  XXX     XXX             XXX               34420868           credit          2                Verification(s) of employment is not within 10 business days of the Note.         Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:   Verification(s) of employment is not within 10 business days of the Note.                                                                                                                                                             10/XX/2021                                    MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                           01/XX/2020
625489219  XXX     XXX             XXX               34420869           compliance      2                TRID Final Closing Disclosure Total Of Payments                                   TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Final Closing Disclosure provided on 10/XX/2021 disclosed an inaccurate Total of                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2021        10/XX/2022                  MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 10/XX/2021 disclosed an inaccurate Total of Payments on page 5 that   Payments on page 5 that does not match the actual total of payments for the loan                             defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual total of payments for the loan (fee amounts included    (fee amounts included in TOP calculation are based on Closing Disclosure dated
                                                                                                                                                                                           in TOP calculation are based on Closing Disclosure dated 10/XX/2021). The         10/XX/2021). The disclosed Total of Payments in the amount of $XXX is under
                                                                                                                                                                                           disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX      disclosed by $XXX compared to the calculated total of payments of $XXX which
                                                                                                                                                                                           compared to the calculated total of payments of $XXX which exceeds the $XXX       exceeds the $XXX threshold. (Final/10/XX/2021)
                                                                                                                                                                                           threshold. (Final/10/XX/2021)
625489026  XXX     XXX             XXX               34420912           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in a FEMA Disaster area. A post-disaster                                                                                                                                                              2/XX/2017                                     FL     Refinance - Rate/Term                      Second Home               No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage to the subject property is required.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625489026  XXX     XXX             XXX               34420914           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    2/XX/2017                                     FL     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/21: Client elects to waive with compensating factors.
625489026  XXX     XXX             XXX               34420915           credit          2                REO Documents are missing.                                                        Address: XXX, FL, Address: XXX, IL, Address: XXX, IL Insurance Verification,                                                                                                                                                                                                                                            2/XX/2017                                     FL     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/21: Client elects to waive with compensating factors.
                                                                                                                                                                                           Statement, Tax Verification
                                                                                                                                                                                           Insurance Verification
                                                                                                                                                                                           Insurance Verification
625489026  XXX     XXX             XXX               34420916           compliance      1                Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone            Loan originated post December 2015, the subject property is in a flood zone,                                                                                                                                                                                                                                            2/XX/2017                                     FL     Refinance - Rate/Term                      Second Home               No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/10: Property is a condo and the Home Owners Association holds the flood   2025/XX/18: Flood in a blanket policy
                                                                                                                                                                                           flood insurance is not escrowed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             insurance policy therefore there is no escrow needed
625489026  XXX     XXX             XXX               34420917           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title   Title - Abstract / Title Search Fee was last disclosed as $XXX on the Loan                                   TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  2/XX/2017         2/XX/2018                   FL     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           - Abstract / Title Search. Fee Amount of $XXX exceeds tolerance of $XXX.          Estimate but was disclosed as $XXX on the Final Closing Disclosure. No valid COC                             liability.
                                                                                                                                                                                           Insufficient or no cure was provided to the borrower. (75178)                     was provided for this change, nor evidence of cure.
625489026  XXX     XXX             XXX               34420918           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title   Title - Endorsement Fee was last disclosed as $XXX on the Loan Estimate but was                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  2/XX/2017         2/XX/2018                   FL     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           - Endorsement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or  disclosed as $XXX on the Final Closing Disclosure. No valid COC was provided for                             liability.
                                                                                                                                                                                           no cure was provided to the borrower. (7564)                                      this change, nor evidence of cure.
625489026  XXX     XXX             XXX               34420919           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax     Tax Service Fee (Life Of Loan) was last disclosed as $XXX on the Loan Estimate                               TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  2/XX/2017         2/XX/2018                   FL     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Service Fee (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX.         but was disclosed as $XXX on the Final Closing Disclosure. No valid COC was                                  liability.
                                                                                                                                                                                           Insufficient or no cure was provided to the borrower. (7580)                      provided for this change, nor evidence of cure.
625488522  XXX     XXX             XXX               34420946           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       10/XX/2019                                    IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/07: Client provided BPO extract showing current inspection dates and no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  damage reported.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488522  XXX     XXX             XXX               34420947           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each                                                                                                                                                                                                                                         10/XX/2019                                    IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/09/XX/2019)
625488522  XXX     XXX             XXX               34420948           compliance      2                TILA NMLSR - Originator Company Not Licensed at time of Application               Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not                                                                                                                "Assignee Liability: Civil actions that may be brought against a creditor may be                                         10/XX/2019        10/XX/2022                  IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           NMLS licensed or registered at time of application.                                                                                                                                            maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of
                                                                                                                                                                                                                                                                                                                                                                                          $XXX or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
                                                                                                                                                                                                                                                                                                                                                                                          Effective 1/XX/2014 in addition to the aforementioned, the individual Loan
                                                                                                                                                                                                                                                                                                                                                                                          Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."
625488522  XXX     XXX             XXX               34420952           compliance      2                TRID Final Closing Disclosure AIR Table Index                                     TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing  Adjustable Interest Rate Table: Final Closing Disclosure provided on 10/XX/2019                              TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  10/XX/2019        10/XX/2020                  IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 10/XX/2019 did not disclose an accurate Index as           did not disclose an accurate Index as reflected on the Note.                                                 liability.
                                                                                                                                                                                           reflected on the Note. (Final/10/XX/2019)
625488362  XXX     XXX             XXX               34420971           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in a FEMA Disaster area. A post-disaster                                                                                                                                                              11/XX/2019                                    IL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Safe Harbor QM                                                                                                          2025/XX/07: Client provided BPO extract showing current inspection dates and no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage to the subject property is required.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                damage reported.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488362  XXX     XXX             XXX               34420974           compliance      2                TRID Final Closing Disclosure Other Includes Insurance Costs                      TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure                                                                                                                TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  11/XX/2019        11/XX/2020                  IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM                                                                                                          2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 11/XX/2019 disclosed whether Homeowners insurance is included in                                                                                                                   liability.
                                                                                                                                                                                           escrow in incorrect section. Creditor disclosed insurance to consumer in “Other”
                                                                                                                                                                                           section where regulation requires disclosure under “Homeowner’s Insurance”
                                                                                                                                                                                           section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Final/11/XX/2019)
625488362  XXX     XXX             XXX               34420975           compliance      2                TRID Initial Loan Estimate Timing Electronically Provided                         TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s)      Initial Loan Estimate dated 09/XX/2019 was electronically provided prior to                                  TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  11/XX/2019        11/XX/2020                  IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM                                                                                                          2025/XX/04: Client elected to waive
                                                                                                                                                                                           within three (3) business days of application. Initial Loan Estimate dated        borrower's consent to receive electronic disclosures.                                                        liability.
                                                                                                                                                                                           09/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the
                                                                                                                                                                                           E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/09/XX/2019)
625488362  XXX     XXX             XXX               34420976           compliance      2                QM Employment History - Current and/or Previous Employment Documentation lacks    Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two      VOE for the previous employment is missing                                                                                                                                                                                            11/XX/2019                                    IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM                                                                                                          2025/XX/04: Client elected to waive
                                                                                                         Date Info                                                                         years employment history for current and/or prior employment. (XXX/14555803)
625488761  XXX     XXX             XXX               34421017           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The property is located in a FEMA disaster area. Provide a post-disaster                                                                                                                                                              12/XX/2019                                    IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Safe Harbor QM                                                                                                          2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage. The inspection must include exterior                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               damage.
                                                                                                                                                                                           Disaster Name: XXX                                                                photos and the property must be re-inspected on or after XX/XX/XXXX declared end
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX                                             date.
625488761  XXX     XXX             XXX               34421018           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                    12/XX/2019                                    IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM                                                                                                          2025/XX/04: Client elected to waive
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/11/XX/2019)
625489456  XXX     XXX             XXX               34421033           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           The file is missing a copy of the 1007 Rent Comparison Schedule.                                                                                                                                                                      12/XX/2020                                    IL     Refinance - Rate/Term                      Investment                No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                                                                  2024/XX/26: Refute - Documents loaded to Box in Folder: "Exception Support:       2025/XX/06: Additional documents provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Incomplete Loan Images or File"
625489456  XXX     XXX             XXX               34421034           credit          2                Missing Document: 1007 Rent Comparison Schedule not provided                                                                                                        File is missing a copy of the 1007 Rent Comparison Schedule.                                                                                                                                                                          12/XX/2020                                    IL     Refinance - Rate/Term                      Investment                No                       B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/19: Client elects to waive with compensating factor.
625489651  XXX     XXX             XXX               34421035           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           The file is missing one or more of the core documents required for a review.                                                                                                                                                          12/XX/2020                                    IL     Refinance - Rate/Term                      Investment                No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                                                                  2024/XX/26: Refute - Documents loaded to Box in Folder: "Exception Support:       2025/XX/05: Sufficient documents have been provided for initial review.
                                                                                                                                                                                                                                                                             Please provide a Note, Security Instrument, initial 1003, final 1003, an AUS,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Incomplete Loan Images or File"
                                                                                                                                                                                                                                                                             Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's or TIL's, GFE's and HUD1's.
625489651  XXX     XXX             XXX               34421036           credit          2                REO Documents are missing.                                                        Address: XXX, IL, Address: XXX, IL, Address: XXX, IL Statement, Tax Verification                                                                                                                                                                                                                                        12/XX/2020                                    IL     Refinance - Rate/Term                      Investment                No                       B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/20: Statement, Tax Verification Statement, Tax Verification Statement,
                                                                                                                                                                                           Statement, Tax Verification                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Tax Verification
                                                                                                                                                                                           Statement, Tax Verification
625489651  XXX     XXX             XXX               34421037           property        1                Appraiser's license or certification was not active at the time of the            Valuation Type: Appraisal / Valuation Report Date: 04/XX/2020                                                                                                                                                                                                                                                           12/XX/2020                                    IL     Refinance - Rate/Term                      Investment                No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                                                                  2025/XX/10: fraudguard shows appraiser license active/not expired at time of      2025/XX/16: Provided appraisers license reflecting active at time of origination
                                                                                                         appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     closing. Uploaded to sharepoint
625489651  XXX     XXX             XXX               34421038           credit          2                AUS Findings: Investor qualifying total debt ratio discrepancy.                   Calculated investor qualifying total debt ratio of 44.91682% exceeds AUS total    Insufficient Qualifying Income has resulted in a DTI discrepancy of 44.91%,                                                                                                                                                           12/XX/2020                                    IL     Refinance - Rate/Term                      Investment                No                       B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/20: Insufficient Qualifying Income has resulted in a DTI discrepancy of
                                                                                                                                                                                           debt ratio of 27.78000%.                                                          exceeding the maximum AUS approved DTI ratio of $XXX%                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        44.91%, exceeding the maximum AUS approved DTI ratio of $XXX%
625489651  XXX     XXX             XXX               34421039           credit          2                Income documentation requirements not met.                                                                                                                          Insufficient Qualifying Income has resulted in a DTI discrepancy of 44.91%,                                                                                                                                                           12/XX/2020                                    IL     Refinance - Rate/Term                      Investment                No                       B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/20: Insufficient Qualifying Income has resulted in a DTI discrepancy of
                                                                                                                                                                                                                                                                             exceeding the maximum AUS approved DTI ratio of $XXX%                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        44.91%, exceeding the maximum AUS approved DTI ratio of $XXX%
625488900  XXX     XXX             XXX               34421043           compliance      2                TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated          Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing                                      TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  3/XX/2021         3/XX/2022                   MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Construction Permanent                                                            Property Costs over Year 1 of 10,029.48 on Final Closing Disclosure provided on   Disclosure provided on 03/XX/2021 are over disclosed.                                                        liability.
                                                                                                                                                                                           03/XX/2021 are overdisclosed. (Final/03/XX/2021)
625488900  XXX     XXX             XXX               34421044           compliance      2                TRID Final Closing Disclosure Finance Charge                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Finance                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2021         3/XX/2022                   MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page 5 that      Charge on page 5 that does not match the actual Finance Charge for the loan. The                             defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual Finance Charge for the loan. The disclosed Finance      disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX
                                                                                                                                                                                           Charge in the amount of $XXX is under disclosed by $XXX compared to the           compared to the calculated Finance Charge of $XXX which exceeds the $XXX
                                                                                                                                                                                           calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts   threshold.
                                                                                                                                                                                           included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                           04/XX/2021). (Final/03/XX/2021)
625488900  XXX     XXX             XXX               34421046           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 03/XX/2021 with an increasing payment                                   TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                3/XX/2021         3/XX/2022                   MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 03/XX/2021 with an increasing payment disclosed the due date of the last       disclosed the due date of the last payment of interest only that does not match                              Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the      the actual last payment for the loan.
                                                                                                                                                                                           loan. (Final/03/XX/2021)
625488900  XXX     XXX             XXX               34421047           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The most recent valuation inspection (10/XX/2020) is dated prior to the most                                                                                                                                                          3/XX/2021                                     MO     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     recent FEMA disaster (07/XX/2022).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488900  XXX     XXX             XXX               34421048           compliance      2                TRID Final Closing Disclosure Total Of Payments                                   TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure                               TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2021         3/XX/2022                   MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that   provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that                              defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual total of payments for the loan (fee amounts included    does not match the actual total of payments for the loan (fee amounts included
                                                                                                                                                                                           in TOP calculation are based on Closing Disclosure dated 04/XX/2021). The         in TOP calculation are based on Closing Disclosure dated 04/XX/2021). The
                                                                                                                                                                                           disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX      disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX
                                                                                                                                                                                           compared to the calculated total of payments of $XXX which exceeds the $XXX       compared to the calculated total of payments of $XXX which exceeds the $XXX
                                                                                                                                                                                           threshold. (Final/03/XX/2021)                                                     threshold.
625489648  XXX     XXX             XXX               34421114           compliance      1                QM Employment History - Current Job after Gap                                     Qualified Mortgage (Dodd-Frank 2014): Current Job History post-Gap with LOE,      Waterfall due to employment gap is more than 6 months                                                                                                                                                                                 12/XX/2020                                    IN     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/02: Letter of explanaction in file, layoff due to covid and searching     2025/XX/10: Appendix Q requires time on current employment after a gap to be
                                                                                                                                                                                           lacking 6 months on current job. XXX/14556530)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               for work.                                                                         greater than 6 months. Borrower had only been with their employer for two months at the time of closing. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/17: Loan has been re designated at client request
625489648  XXX     XXX             XXX               34421115           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Waterfall due to employment gap is more than 6 months                                                        Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              12/XX/2020                                    IN     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/02: Letter of explanaction in file, layoff due to covid and searching     2025/XX/10: Appendix Q requires time on current employment after a gap to be
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                                                                                                                                    Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               for work.                                                                         greater than 6 months. Borrower had only been with their employer for two months
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          at the time of closing. Exception remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/17: Loan has been re designated at client request
625489648  XXX     XXX             XXX               34421116           compliance      2                TRID Final Closing Disclosure AIR Table Index                                     TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing  Final Closing Disclosure provided on 12/XX/2020 did not disclose an accurate                                 TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  12/XX/2020        12/XX/2021                  IN     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 12/XX/2020 did not disclose an accurate Index as           Index as reflected on the Note.                                                                              liability.
                                                                                                                                                                                           reflected on the Note. (Final/12/XX/2020)
625489648  XXX     XXX             XXX               34421118           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Loan has been re designated at client request                                                                Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              12/XX/2020                                    IN     Purchase                                   Primary                   Yes                      B                            B                              A                           A                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                              Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625489094  XXX     XXX             XXX               34421128           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       1/XX/2021                                     IL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625489094  XXX     XXX             XXX               34421129           compliance      1                Commission Tax Documentation                                                      Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years         Commission income missing two years consecutive signed tax returns or tax                                                                                                                                                             1/XX/2021                                     IL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/07: Appendix Q ended December of 2020 so tax returns were no longer       2025/XX/17: Loan has been re designated at client request
                                                                                                                                                                                           consecutive signed tax returns or tax transcripts (XXX XXX/Commission)            transcripts                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                required to verify commission income.
625489094  XXX     XXX             XXX               34421130           compliance      1                QM Employment History                                                             Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.     Complete 2 year employment history was not entered and/or documented as per                                                                                                                                                           1/XX/2021                                     IL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/07: Final 1003 uploaded showing 2 year history. W2 from 2018 and 2019     2025/XX/17: Loan has been re designated at client request
                                                                                                                                                                                           (XXX/14556570)                                                                    requirement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for XXX provide a detailed breakdown of the income.
625489094  XXX     XXX             XXX               34421132           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Due to Missing Complete 2 year employment history was not entered and/or                                     Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              1/XX/2021                                     IL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/07: Final 1003 uploaded showing 2 year history. W2 from 2018 and 2019     2025/XX/17: Loan has been re designated at client request
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                       documented as per requirement                                                                                Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               for XXX provide a detailed breakdown of the income.
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.
625489094  XXX     XXX             XXX               34421133           compliance      2                TRID Initial Loan Estimate Timing Electronically Provided                         TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s)      Loan Estimate not delivered to Borrower(s) within three (3) business days of                                 TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  1/XX/2021         1/XX/2022                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           within three (3) business days of application. Initial Loan Estimate dated        application. Initial Loan Estimate dated 11/XX/2020 was electronically provided                              liability.
                                                                                                                                                                                           11/XX/2020 was electronically provided without or prior to borrower's consent to  without or prior to borrower's consent to receive electronic disclosures.
                                                                                                                                                                                           receive electronic disclosures. Failure to comply with the provisions of the      Failure to comply with the provisions of the E-Sign Act and failure to provide
                                                                                                                                                                                           E-Sign Act and failure to provide good faith estimate of fees timely may result   good faith estimate of fees timely may result in additional fee tolerance
                                                                                                                                                                                           in additional fee tolerance violations. (Initial/11/XX/2020)                      violations
625489094  XXX     XXX             XXX               34421134           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Loan has been re designated at client request                                                                Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              1/XX/2021                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              A                           A                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625488543  XXX     XXX             XXX               34421137           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       3/XX/2021                                     MO     Construction-Permanent                     Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488543  XXX     XXX             XXX               34421138           credit          2                Purchase contract date not provided.                                                                                                                                                                                                                                                                                                                                                                      3/XX/2021                                     MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/18: Client elects to waive without compensating factors.
625488543  XXX     XXX             XXX               34421139           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Creditor did not provide a copy of each valuation to applicant three (3)                                                                                                                                                              3/XX/2021                                     MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/03/XX/2021)
625488543  XXX     XXX             XXX               34421141           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2021         3/XX/2022                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment   Monthly Payment for payment stream 2 that does not match the actual total                                    defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 2 that does not match the actual total payment for the loan.               payment for the loan.
                                                                                                                                                                                           (ProjSeq:2/2645829)
625488543  XXX     XXX             XXX               34421142           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2021         3/XX/2022                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment   Monthly Payment for payment stream 3 that does not match the actual total                                    defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 3 that does not match the actual total payment for the loan.               payment for the loan
                                                                                                                                                                                           (ProjSeq:3/2645830)
625488543  XXX     XXX             XXX               34421143           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2021         3/XX/2022                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment   Monthly Payment for payment stream 4 that does not match the actual total                                    defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 4 that does not match the actual total payment for the loan.               payment for the loan
                                                                                                                                                                                           (ProjSeq:4/2645831)
625488543  XXX     XXX             XXX               34421144           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Construction        TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2021         3/XX/2022                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Permanent Test                                                                    provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment   Monthly Payment for payment stream 1 that does not match the actual total                                    defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 1 that does not match the actual total payment for the loan.               payment for the loan.
                                                                                                                                                                                           (ProjSeq:1/2645828)
625488543  XXX     XXX             XXX               34421145           compliance      2                TRID Final Closing Disclosure Payment Adjusts Every Starting In                   TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 03/XX/2021 with an increasing payment                                   TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                3/XX/2021         3/XX/2022                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 03/XX/2021 with an increasing payment disclosed the due date of the first      disclosed the due date of the first adjustment that does not match the actual                                Assignee liability.
                                                                                                                                                                                           adjustment that does not match the actual due date for the loan.                  due date for the loan.
                                                                                                                                                                                           (Final/03/XX/2021)
625488543  XXX     XXX             XXX               34421146           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 03/XX/2021 with an increasing payment                                   TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                3/XX/2021         3/XX/2022                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 03/XX/2021 with an increasing payment disclosed the due date of the last       disclosed the due date of the last payment of interest only that does not match                              Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the      the actual last payment for the loan.
                                                                                                                                                                                           loan. (Final/03/XX/2021)
625488543  XXX     XXX             XXX               34421147           compliance      2                TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated          Amount of Estimated Property Costs over Year 1 of XXX on Final Closing                                       TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  3/XX/2021         3/XX/2022                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Construction Permanent                                                            Property Costs over Year 1 of XXX on Final Closing Disclosure provided on         Disclosure provided on 03/XX/2021 are overdisclosed. (Final/03/XX/2021)                                      liability.
                                                                                                                                                                                           03/XX/2021 are overdisclosed. (Final/03/XX/2021)
625488543  XXX     XXX             XXX               34421148           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,     CHARM Booklet is missing                                                                                     TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2021         3/XX/2022                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488543  XXX     XXX             XXX               34421149           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the     ARM Disclosure is missing                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2021         3/XX/2022                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           borrower.
625488958  XXX     XXX             XXX               34421187           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in a FEMA disaster area. A post disaster                                                                                                                                                              2/XX/2021                                     IL     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage to the subject property is required                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488958  XXX     XXX             XXX               34421189           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Loan term is of 30 years, Note document shows 360 months which include 1 year of                             TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                2/XX/2021         2/XX/2022                   IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 02/XX/2021 with an increasing payment disclosed the due date of the last       Interest only period due to Construction Permanent.                                                          Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the loan. (Final/02/XX/2021)
625488958  XXX     XXX             XXX               34421190           compliance      2                TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -      TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs      Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX                             TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  2/XX/2021         2/XX/2022                   IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         October 2018 Construction Permanent                                               over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2021 are         +$XXX total $ XXX, however page 4 total states $ XXX annually which comes                                    liability.
                                                                                                                                                                                           overdisclosed. (Final/02/XX/2021)                                                 monthly $ 967.57.
625488958  XXX     XXX             XXX               34421195           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2021         2/XX/2024                   IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 02/XX/2021 disclosed an Estimated Total Monthly Payment for payment   +$XXX total $ XXX, however page 4 total states $ XXX annually which comes                                    defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 3 that does not match the actual total payment for the loan.               monthly $ 967.57.
                                                                                                                                                                                           (ProjSeq:3/2647182)
625488958  XXX     XXX             XXX               34421196           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2021         2/XX/2024                   IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 02/XX/2021 disclosed an Estimated Total Monthly Payment for payment   +$XXX total $ XXX, however page 4 total states $ XXX annually which comes                                    defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 4 that does not match the actual total payment for the loan.               monthly $ 967.57.
                                                                                                                                                                                           (ProjSeq:4/2647183)
625488958  XXX     XXX             XXX               34421197           compliance      2                TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate           TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure dated 02/XX/2021 Principal & Interest for Payment                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2021         2/XX/2024                   IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 02/XX/2021 disclosed a periodic principal and interest payment for    Stream 3 is not matching due to Subject Transaction is 1 year Interest only due                              defense to foreclosure. Assignee liability.
                                                                                                                                                                                           payment stream 3 that does not match the actual payment for the loan.             to Construction Permanent.
                                                                                                                                                                                           (ProjSeq:3/2647182)
625488958  XXX     XXX             XXX               34421198           compliance      2                TRID Final Closing Disclosure Total Of Payments                                   TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Finance Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2021         2/XX/2024                   IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 02/XX/2021 disclosed an inaccurate Total of Payments on page 5 that   $XXX.                                                                                                        defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 02/XX/2021). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/02/XX/2021)
625489230  XXX     XXX             XXX               34421202           credit          1                Income Docs Missing:                                                              Borrower: XXX VVOE - Employment Only                                              The Verification of current and previous employment dates, 10 days prior to                                                                                                                                                           3/XX/2021                                     MO     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/12: VVOE provided
                                                                                                                                                                                                                                                                             closing are missing from the loan file.
625489230  XXX     XXX             XXX               34421203           compliance      1                Check Loan Designation Match - ATR                                                Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    The Verification of current and previous employment dates, 10 days prior to                                  Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              3/XX/2021                                     MO     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/07: Using covid 19 guidelines getting paystub immediately preceding note  2025/XX/12: Changed the designation to non-QM
                                                                                                                                                                                           not match Due Diligence Loan Designation of ATR Fail.                             closing are missing from the loan file.                                                                      Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               date was acceptable for verbal verification of employment. Would not need VVOE
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        for previous employer
625489230  XXX     XXX             XXX               34421204           compliance      1                General Ability To Repay Provision Employment - W-2                               Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2            The Verification of current and previous employment dates, 10 days prior to                                  Assignee Liability: Violations can result in regular TILA damages (actual                                                3/XX/2021                                     MO     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/07: Using covid 19 guidelines getting paystub immediately preceding note  2025/XX/12: Changed the designation to non-QM
                                                                                                                                                                                           employment status using reasonably reliable third-party records. (XXX XXX/Wages)  closing are missing from the loan file.                                                                      damages, statutory damages of up to $XXX costs, and attorney's fees) and                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date was acceptable for verbal verification of employment. Would not need VVOE
                                                                                                                                                                                                                                                                                                                                                                                          enhanced damages (an amount equal to the sum of all finance charges and fees                                                                                                                                                                                                                                                                                                                                                                                                                                                                  for previous employer
                                                                                                                                                                                                                                                                                                                                                                                          paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625489230  XXX     XXX             XXX               34421205           compliance      1                Income/Asset Guideline Deficiency - ATR Impact                                    Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to   The Verification of current and previous employment dates, 10 days prior to                                                                                                                                                           3/XX/2021                                     MO     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/07: Using covid 19 guidelines getting paystub immediately preceding note  2025/XX/12: 1. Missing confirmation of the continuance of the bonus income will
                                                                                                                                                                                           income and/or asset doc requirements which could result in a risk to the          closing are missing from the loan file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date was acceptable for verbal verification of employment. Would not need VVOE    continue. 2. missing the gap of employment explanation from 9-2020 to 11-2020.
                                                                                                                                                                                           borrower's ability to repay. (Exception is eligible to be regraded with                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for previous employer
                                                                                                                                                                                           compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2025/XX/27: Exception cleared.
625489230  XXX     XXX             XXX               34421207           compliance      2                TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -      TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs      Escrowed Property Costs Year 1 Over disclosed due to inclusion of mortgage                                   TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  3/XX/2021         3/XX/2022                   MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         October 2018 Construction Permanent                                               over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are         insurance.                                                                                                   liability.
                                                                                                                                                                                           overdisclosed. (Final/03/XX/2021)
625489230  XXX     XXX             XXX               34421212           compliance      2                TRID Final Closing Disclosure Finance Charge                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Finance Charge disclosed is $XXX. Calculated finance charge is $XXX . Variance                               TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2021         3/XX/2022                   MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page 5 that      of $XXX . Required Letter of Explanation, Proof of Delivery, Refund check for                                defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual Finance Charge for the loan. The disclosed Finance      under disclosed amount, Corrected CD.
                                                                                                                                                                                           Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                           03/XX/2021). (Final/03/XX/2021)
625489230  XXX     XXX             XXX               34421213           compliance      2                TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October     TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs  Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure                                   TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  3/XX/2021         3/XX/2022                   MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         2018 Construction Permanent                                                       over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are         provided on 03/XX/2021 are over disclosed.                                                                   liability.
                                                                                                                                                                                           overdisclosed. (Final/03/XX/2021)
625489230  XXX     XXX             XXX               34421214           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 03/XX/2021 with an increasing payment                                   TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                3/XX/2021         3/XX/2022                   MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 03/XX/2021 with an increasing payment disclosed the due date of the last       disclosed the due date of the last payment of interest only that does not match                              Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the      the actual last payment for the loan
                                                                                                                                                                                           loan. (Final/03/XX/2021)
625489230  XXX     XXX             XXX               34421216           compliance      1                General Ability To Repay Provision Investor Guidelines                            Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more         ATR failure due to Borrower current employment verification of employment is                                                                                                                                                          3/XX/2021                                     MO     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/07: Using covid 19 guidelines getting paystub immediately preceding note  2025/XX/12: 1. Missing confirmation of the continuance of the bonus income will
                                                                                                                                                                                           guideline components, the loan is at ATR risk.                                    missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   date was acceptable for verbal verification of employment. Would not need VVOE    continue. 2. missing the gap of employment explanation from 9-2020 to 11-2020.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        for previous employer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/27: Exception cleared.
625489230  XXX     XXX             XXX               34421217           credit          1                Income documentation requirements not met.                                                                                                                          The Verification of current and previous employment dates, 10 days prior to                                                                                                                                                           3/XX/2021                                     MO     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/18: Client elects to waive without compensating factors.
                                                                                                                                                                                                                                                                             closing are missing from the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/27: Reopened.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/27: Exception cleared.
625489230  XXX     XXX             XXX               34421218           credit          1                Verification(s) of employment is not within 10 business days of the Note.         Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:   The Verification of current and previous employment dates, 10 days prior to                                                                                                                                                           3/XX/2021                                     MO     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/12: VVOE provided
                                                                                                                                                                                           11/XX/2020                                                                        closing are missing from the loan file.
625489230  XXX     XXX             XXX               34421219           compliance      2                TRID Final Closing Disclosure Total Of Payments                                   TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2021         3/XX/2022                   MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that   compared to the calculated total of payments of $XXX which exceeds the $XXX                                  defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual total of payments for the loan (fee amounts included    threshold.
                                                                                                                                                                                           in TOP calculation are based on Closing Disclosure dated 03/XX/2021). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/03/XX/2021)
625489230  XXX     XXX             XXX               34421220           compliance      1                Check Loan Designation Match - ATR Risk                                           Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    1. Missing confirmation of the continuance of the bonus income will continue. 2.                             Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              3/XX/2021                                     MO     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/21: Loan classified as General ATR. Borrower is in XXX and bonus income   2025/XX/27: Exception cleared.
                                                                                                                                                                                           not match Due Diligence Loan Designation of ATR Risk.                             missing the gap of employment explanation from 9-2020 to 11-2020.                                            Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               is typical for the line of work. UW used combined W2 income from both prior
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        employer and current employer and then averaged over 24 months. Portfolio policy at that time required employment gap letters in excess of 60 days.
625489472  XXX     XXX             XXX               34421244           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in a FEMA Disaster area. A post-disaster                                                                                                                                                              6/XX/2021                                     MO     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage to the subject property is required.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625489472  XXX     XXX             XXX               34421246           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   No evidence that borrower received a copy of appraisal 3 business days to                                                                                                                                                             6/XX/2021                                     MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             closing.
                                                                                                                                                                                           (Type:Primary/06/XX/2021)
625489472  XXX     XXX             XXX               34421248           compliance      2                TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -      TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs      Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  6/XX/2021         6/XX/2022                   MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         October 2018 Construction Permanent                                               over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2021 are         on 06/XX/2021 are overdisclosed.                                                                             liability.
                                                                                                                                                                                           overdisclosed. (Final/06/XX/2021)
625489472  XXX     XXX             XXX               34421253           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            6/XX/2021         6/XX/2024                   MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
625489472  XXX     XXX             XXX               34421254           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 06/XX/2021 with an increasing payment                                   TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                6/XX/2021         6/XX/2022                   MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 06/XX/2021 with an increasing payment disclosed the due date of the last       disclosed the due date of the last payment of interest only that does not match                              Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the      the actual last payment for the loan.
                                                                                                                                                                                           loan. (Final/06/XX/2021)
625489472  XXX     XXX             XXX               34421255           compliance      2                TRID Final Closing Disclosure Total Of Payments                                   TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Disclosed Finance Charges are $XXX. Due Diligence Finance Charges are $XXX.                                  TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2021         6/XX/2024                   MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 06/XX/2021 disclosed an inaccurate Total of Payments on page 5 that   There is a variance of $XXX.                                                                                 defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2021). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/06/XX/2021)
625487914  XXX     XXX             XXX               34421286           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       5/XX/2021                                     IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625487914  XXX     XXX             XXX               34421287           compliance      1                QM Employment History                                                             Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.     Missing VOEs for prior employment verifying two years employment.                                                                                                                                                                     5/XX/2021                                     IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: Correspondent TPO Portfolio ARM (p10cmt525). Closing Date 5/XX/2021.  2025/XX/17: Loan has been re designated at client request
                                                                                                                                                                                           (XXX/14557117)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Prior VOEs are not required to document borrowers' previous employment.
625487914  XXX     XXX             XXX               34421288           compliance      1                QM Employment History - Current and/or Previous Employment Documentation lacks    Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two      Missing VOEs for prior employment verifying two years employment.                                                                                                                                                                     5/XX/2021                                     IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/17: Loan has been re designated at client request
                                                                                                         Date Info                                                                         years employment history for current and/or prior employment. (XXX/14557118)
625487914  XXX     XXX             XXX               34421290           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Missing VOEs for prior employment verifying two years employment.                                            Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              5/XX/2021                                     IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: Correspondent TPO Portfolio ARM (p10cmt525). Closing Date 5/XX/2021.  2025/XX/17: Loan has been re designated at client request
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                                                                                                                                    Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               Prior VOEs are not required to document borrowers' previous employment.
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.
625487914  XXX     XXX             XXX               34421291           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Loan has been re designated at client request                                                                Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              5/XX/2021                                     IL     Purchase                                   Primary                   No                       B                            B                              A                           A                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625489294  XXX     XXX             XXX               34421295           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in a FEMA Disaster area. Require a post-disaster                                                                                                                                                      6/XX/2021                                     MO     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage to the subject property.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625489294  XXX     XXX             XXX               34421297           compliance      2                TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -      TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs      Mortgage insurance is not consider in initial escrow disclosure.                                             TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  6/XX/2021         6/XX/2022                   MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         October 2018 Construction Permanent                                               over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2021 are                                                                                                                      liability.
                                                                                                                                                                                           overdisclosed. (Final/06/XX/2021)
625489294  XXX     XXX             XXX               34421299           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Payment stream one includes only Interest payment.                                                           TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                6/XX/2021         6/XX/2022                   MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 06/XX/2021 with an increasing payment disclosed the due date of the last                                                                                                                    Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the loan. (Final/06/XX/2021)
625489294  XXX     XXX             XXX               34421300           compliance      2                TRID Final Closing Disclosure Total Of Payments                                   TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2021         6/XX/2024                   MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 06/XX/2021 disclosed an inaccurate Total of Payments on page 5 that   compared to the calculated total of payments of $XXX which exceeds the $XXX                                  defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual total of payments for the loan (fee amounts included    threshold.
                                                                                                                                                                                           in TOP calculation are based on Closing Disclosure dated 06/XX/2021). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/06/XX/2021)
625488659  XXX     XXX             XXX               34421313           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in FEMA disaster area. A post-disaster                                                                                                                                                                1/XX/2022                                     IL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage to the subject property is required.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488659  XXX     XXX             XXX               34421315           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final                                TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  1/XX/2022         1/XX/2023                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no   Closing Disclosure. File does not contain a valid COC for this fee, cure                                     liability.
                                                                                                                                                                                           cure was provided to the borrower. (7506)                                         provided at closing.
625488659  XXX     XXX             XXX               34421319           compliance      2                TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated                                                                                                                       TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  1/XX/2022         1/XX/2023                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Construction Permanent                                                            Property Costs over Year 1 of 19,119.72 on Final Closing Disclosure provided on                                                                                                                liability.
                                                                                                                                                                                           01/XX/2022 are overdisclosed. (Final/01/XX/2022)
625488659  XXX     XXX             XXX               34421320           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  CD disclosed 12 months of interest only payments.                                                            TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                1/XX/2022         1/XX/2023                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                2024/XX/30: Per Exception Information , construction loan product with first      2024/XX/31: Final CD reflects page 1 Loan Terms - monthly principal & interest
                                                                                                                                                                                           on 01/XX/2022 with an increasing payment disclosed the due date of the last                                                                                                                    Assignee liability.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           year being interest only. Remaining yearts contain interest. Projected payments   that "Includes only interest and no principal until mo. 12", however, the
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 indicates first year as interest only and remaining years with interest           promissory note and const loan allonge reflect that the interest only period is
                                                                                                                                                                                           loan. (Final/01/XX/2022)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     included, Monthly Principal & Interest indicates only interest through month 12   for full 12 months and would be "until" mo 13". Corrected CD and LOE to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        as does AP table.                                                                 borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/16: As per CFPB guide.                                                    2025/XX/17: SitusAMC received rebuttal on until period. However, Terms of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-l  loan provide for a 12 month interest only period during construction phase which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        oan-guide.pdf) "For a combined disclosure the timing of the end of the            means the due date of the first principal and interest payment occurs on month
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        interest-only period is the due date of the last interest-only periodic payment   13 or year 2. Comment 37(b)(8)-2 provides: (ii) The dates required to be the consumer will make before switching to principal and interest payments." Due  disclosed by paragraphs (b)(6)(iii) shall be disclosed as the year in which the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        date of 12th month and final interest only payment is the 12th month              event occurs, counting from the due date of the initial periodic payment. Also see page 23 of the combined construction loan guide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-l
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          oan-guide.pdf) provided in the rebuttal. This page provides guidance and an example for compliant disclosure for interest only period bullet. The example provided is a 10 month interest only construction loan and on the second row of the table the corresponding compliant disclosure is “Includes only interest and no principal until mo. 11”. Note that the example does not list only interest until month 10 on a 10 month construction loan. It discloses the 11th month, the month the event (change to principal and interest) occurs as the period required to be disclosed under 1026.37(b)(6)(iii) . Corrected CD and LOE to borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/04: Client elected to waive
625488266  XXX     XXX             XXX               34421372           compliance      2                QM Employment History - Current and/or Previous Employment Documentation lacks    Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two      Missing Employment Dates to verify two years employment history for current                                                                                                                                                           7/XX/2021                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (43-Q)                                                                                                   2025/XX/04: Client elected to waive
                                                                                                         Date Info                                                                         years employment history for current and/or prior employment. (XXX/14557195)      and/or prior employment.
625488266  XXX     XXX             XXX               34421380           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in a FEMA disaster area. A post disaster                                                                                                                                                              7/XX/2021                                     IL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Safe Harbor QM (43-Q)                                                                                                   2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage to the subject property is required.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488266  XXX     XXX             XXX               34421381           compliance      2                Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance       Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            7/XX/2021         7/XX/2024                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (43-Q)                                                                                                   2025/XX/04: Client elected to waive
                                                                                                                                                                                           Model Form for a refinance by a creditor that is not considered the original                                                                                                                   courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           creditor. The H-9 form was used, the H-8 form should have been used.                                                                                                                           rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625488916  XXX     XXX             XXX               34421411           credit          2                Purchase contract date not provided.                                                                                                                                Purchase contract date was not provided.                                                                                                                                                                                              8/XX/2021                                     IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/18: Client elects to waive with comp factors.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/04: Client elected to waive
625488916  XXX     XXX             XXX               34421414           compliance      2                TRID Final Closing Disclosure AP Table Interest Only Payment                      TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        Adjustable Payment Table: Final Closing Disclosure provided on 08/XX/2021                                    TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2021         8/XX/2022                   IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 08/XX/2021 incorrectly disclosed whether the loan          incorrectly disclosed whether the loan contains Interest Only Payments.                                      liability.
                                                                                                                                                                                           contains Interest Only Payments. (Final/08/XX/2021)
625488916  XXX     XXX             XXX               34421415           compliance      2                TRID Final Closing Disclosure AP Table Maximum Payment                            TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        Adjustable Payment Table: Final Closing Disclosure provided on 08/XX/2021                                    TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2021         8/XX/2022                   IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 08/XX/2021 disclosed a Maximum Payment amount and period   disclosed a Maximum Payment amount and period that does not match the actual                                 liability.
                                                                                                                                                                                           that does not match the actual terms for the loan. (Final/08/XX/2021)             terms for the loan.
625488916  XXX     XXX             XXX               34421416           compliance      2                TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -      TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs      Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing                                TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2021         8/XX/2022                   IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         October 2018 Construction Permanent                                               over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2021 are         Disclosure provided on 08/XX/2021 are overdisclosed.                                                         liability.
                                                                                                                                                                                           overdisclosed. (Final/08/XX/2021)
625488916  XXX     XXX             XXX               34421418           compliance      2                TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2021         8/XX/2024                   IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment (Maximum)     Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not                                 defense to foreclosure. Assignee liability.
                                                                                                                                                                                           for payment stream 3 that does not match the actual total payment for the loan.   match the actual total payment for the loan.
                                                                                                                                                                                           (ProjSeq:3/2655341)
625488916  XXX     XXX             XXX               34421419           compliance      2                TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2021         8/XX/2024                   IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment (Maximum)     Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not                                 defense to foreclosure. Assignee liability.
                                                                                                                                                                                           for payment stream 4 that does not match the actual total payment for the loan.   match the actual total payment for the loan.
                                                                                                                                                                                           (ProjSeq:4/2655342)
625488916  XXX     XXX             XXX               34421420           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2021         8/XX/2024                   IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment   Estimated Total Monthly Payment for payment stream 2 that does not match the                                 defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 2 that does not match the actual total payment for the loan.               actual total payment for the loan.
                                                                                                                                                                                           (ProjSeq:2/2655340)
625488916  XXX     XXX             XXX               34421421           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2021         8/XX/2024                   IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment   Estimated Total Monthly Payment for payment stream 3 that does not match the                                 defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 3 that does not match the actual total payment for the loan.               actual total payment for the loan.
                                                                                                                                                                                           (ProjSeq:3/2655341)
625488916  XXX     XXX             XXX               34421422           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2021         8/XX/2024                   IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment   Estimated Total Monthly Payment for payment stream 4 that does not match the                                 defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 4 that does not match the actual total payment for the loan.               actual total payment for the loan.
                                                                                                                                                                                           (ProjSeq:4/2655342)
625488916  XXX     XXX             XXX               34421423           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Construction        TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2021         8/XX/2024                   IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Permanent Test                                                                    provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment   Estimated Total Monthly Payment for payment stream 1 that does not match the                                 defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 1 that does not match the actual total payment for the loan.               actual total payment for the loan.
                                                                                                                                                                                           (ProjSeq:1/2655339)
625488916  XXX     XXX             XXX               34421424           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Loan Terms: Final Closing Disclosure provided on 08/XX/2021 with an increasing                               TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                8/XX/2021         8/XX/2022                   IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 08/XX/2021 with an increasing payment disclosed the due date of the last       payment disclosed the due date of the last payment of interest only that does                                Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the      not match the actual last payment for the loan.
                                                                                                                                                                                           loan. (Final/08/XX/2021)
625488916  XXX     XXX             XXX               34421425           compliance      2                TRID Final Closing Disclosure Total Of Payments                                   TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2021         8/XX/2024                   IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 08/XX/2021 disclosed an inaccurate Total of Payments on page 5 that   compared to the calculated total of payments of $XXX which exceeds the $XXX                                  defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual total of payments for the loan (fee amounts included    threshold.
                                                                                                                                                                                           in TOP calculation are based on Closing Disclosure dated 09/XX/2021). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/08/XX/2021)
625488916  XXX     XXX             XXX               34421426           compliance      2                TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided           TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender   Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of                               TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2021         8/XX/2022                   IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient    -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the                                liability.
                                                                                                                                                                                           or no cure was provided to the borrower. (9300)                                   borrower.
625488916  XXX     XXX             XXX               34421427           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax     Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee                                  TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2021         8/XX/2022                   IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Service Fee (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX.         Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided                               liability.
                                                                                                                                                                                           Insufficient or no cure was provided to the borrower. (7580)                      to the borrower.
625488916  XXX     XXX             XXX               34421428           compliance      1                Check Loan Designation Match - ATR Risk                                           Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    B1 Bonus income was not used in calculations as it is not two years worth. Due                               Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              8/XX/2021                                     IL     Construction-Permanent                     Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/10: Paystub from previous employer in file showing bonus / incentive      2025/XX/22: Bonus income justification provided. Exception cleared.
                                                                                                                                                                                           not match Due Diligence Loan Designation of ATR Risk.                             diligence DTI calculations are 52.90% and lender DTI is 43.210%, causing a Loan                              Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               income. This proves bonus / incentive income has been received from previous
                                                                                                                                                                                                                                                                             Designation discrepancy.                                                                                     the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        employment therefore covering required two-year history to use said income. this was for General ATR designation on 1008. File meets General ATR requirements.
625488916  XXX     XXX             XXX               34421429           compliance      1                General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines    Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the     B1 Bonus income was not used in calculations as it is not two years worth. Due                                                                                                                                                        8/XX/2021                                     IL     Construction-Permanent                     Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/10: Paystub from previous employer in file showing bonus / incentive      2025/XX/22: Bonus income justification provided. Exception cleared.
                                                                                                                                                                                           1026.43(c)(5) of 52.90% significantly exceeds the guideline maximum of 43.00%.    diligence DTI calculations are 52.90% and lender DTI is 43.210%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           income. This proves bonus / incentive income has been received from previous
                                                                                                                                                                                           (DTI Exception requires compelling compensating factors to consider regrading to                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             employment therefore covering required two-year history to use said income. this
                                                                                                                                                                                           EV2-B.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      was for General ATR designation on 1008. File meets General ATR requirements.
625488916  XXX     XXX             XXX               34421430           compliance      2                General Ability To Repay Provision Investor Qualification Method not Matching     Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender                                                                                                                                                                                                                                         8/XX/2021                                     IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         ATR                                                                               does not match the ATR payment calculation methods under 1026.43(c)(5).
625488297  XXX     XXX             XXX               34421449           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           The file is missing one or more of the core documents required for a review.                                                                                                                                                          7/XX/2021                                     MO     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Safe Harbor QM (43-Q)                 2024/XX/26: Refute - Documents loaded to Box in Folder: "Exception Support:       2025/XX/04: Sufficient documentation has been provided for initial review.
                                                                                                                                                                                                                                                                             Please provide a Note, Security Instrument, initial 1003, final 1003, an AUS,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Incomplete Loan Images or File"
                                                                                                                                                                                                                                                                             Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's or TIL's, GFE's and HUD1's.
625488297  XXX     XXX             XXX               34421450           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       7/XX/2021                                     MO     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Safe Harbor QM (43-Q)                                                                                                   2025/XX/17: BPO extract provided with current inspection dates showing no
                                                                                     most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488282  XXX     XXX             XXX               34421460           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       12/XX/2021                                    IL     Construction-Permanent                     Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488282  XXX     XXX             XXX               34421461           credit          2                Purchase contract date not provided.                                                                                                                                                                                                                                                                                                                                                                      12/XX/2021                                    IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/18: Client elects to waive with comp factors.
625488282  XXX     XXX             XXX               34421463           compliance      2                TRID Final Closing Disclosure Payment Adjusts Every Test                          TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Updated as per document                                                                                      TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                12/XX/2021        12/XX/2022                  IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 12/XX/2021 with an increasing payment did not disclose the frequency of                                                                                                                     Assignee liability.
                                                                                                                                                                                           adjustments. (Final/XX/20/2021)
625488282  XXX     XXX             XXX               34421464           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Updated as per document                                                                                      TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                12/XX/2021        12/XX/2022                  IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 12/XX/2021 with an increasing payment disclosed the due date of the last                                                                                                                    Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the loan. (Final/XX/20/2021)
625488282  XXX     XXX             XXX               34421466           compliance      2                TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated                                                                                                                       TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  12/XX/2021        12/XX/2022                  IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Construction Permanent                                                            Property Costs over Year 1 of 39,648.12 on Final Closing Disclosure provided on                                                                                                                liability.
                                                                                                                                                                                           12/XX/2021 are overdisclosed. (Final/XX/20/2021)
625488282  XXX     XXX             XXX               34421467           compliance      2                TRID Final Closing Disclosure AIR Table Index                                     TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing  Note reflects UST 1 year weekly.                                                                             TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  12/XX/2021        12/XX/2022                  IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 12/XX/2021 did not disclose an accurate Index as                                                                                                                        liability.
                                                                                                                                                                                           reflected on the Note. (Final/XX/20/2021)
625488282  XXX     XXX             XXX               34421468           compliance      2                TRID Final Closing Disclosure Total Of Payments                                   TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    TOP disclosed was $XXX.                                                                                      TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2021        12/XX/2022                  IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 12/XX/2021 disclosed an inaccurate Total of Payments on page 5 that                                                                                                                defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2022). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/XX/20/2021)
625487964  XXX     XXX             XXX               34421489           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in a FEMA disaster area. A post disaster                                                                                                                                                              8/XX/2021                                     IL     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage to the subject property is required.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488298  XXX     XXX             XXX               34421493           compliance      2                TRID Initial Loan Estimate Timing Electronically Provided                         TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s)      Evidence of earlier receipt not found.                                                                       TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2021         8/XX/2022                   MN     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/04: Client elected to waive
                                                                                                                                                                                           within three (3) business days of application. Initial Loan Estimate dated                                                                                                                     liability.
                                                                                                                                                                                           07/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the
                                                                                                                                                                                           E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2021)
625488992  XXX     XXX             XXX               34421495           property        1                Appraiser's license or certification was not active at the time of the            Valuation Type: Appraisal / Valuation Report Date: 07/XX/2021                     Appraiser's license or certification was not active at the time of the                                                                                                                                                                8/XX/2021                                     IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/07: Property was inspected on 7/XX/2021 and Appraisal was completed on    2025/XX/12: Per ASC.gov, the issue date is 9-2023 and inspection date is 7-2021.
                                                                                                         appraisal.                                                                                                                                                          appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 7/XX/2021. Appraiser's License had an expiration date of 9/XX/2021.               Missing the original issue date.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/24: Cleared
625488992  XXX     XXX             XXX               34421496           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The latest dated appraisal inspection date is 07/XX/2021. There was a FEMA                                                                                                                                                            8/XX/2021                                     IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     disaster dated 07/XX/2024. Need a post-disaster inspection form indicating no                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                damage.
                                                                                                                                                                                           Disaster Name: XXX                                                                damage to the subject property and must be dated after the disaster declaration.
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488992  XXX     XXX             XXX               34421497           credit          1                Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $XXX Provide updated policy reflecting minimum                                                                                                                                                        8/XX/2021                                     IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: Borrower's previous employment (XXX, XXX and XXX) and co-borrower's   2025/XX/12: Condo insurance provided
                                                                                                                                                                                                                                                                             coverage of $XXX OR Provide copy of insurer's replacement cost estimate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    previous employment (XXX) was documented with 2020 & 2019 W-2s. This is a condo
                                                                                                                                                                                                                                                                             supporting current coverage amount.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        which includes building coverage in the condo master policy of $XXX/32 units =
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        $XXX in coverage.
625488992  XXX     XXX             XXX               34421498           compliance      1                Other Income - Not to be used for qualifying                                      Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not                                                                                                                                                                                                                                            8/XX/2021                                     IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/07: Note date is 9/XX/20. Findings state missing most recent signed and   2025/XX/12: Per Appendix Q guidelines, asset depletion income is not allowed.
                                                                                                                                                                                           permitted for use under Appendix Q. (XXX XXX/Asset Depletion)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                dated business tax returns or transcripts. Underwriter used a Global Cash Flow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        for qualifying income. Portfolio guidelines allow and tax returns are not         2025/XX/17: Loan has been re designated at client request
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        required. Deadline to file 2019 tax returns was extended to 7/XX/2020, but that was prior to the note date. 2020 tax returns are not in file
625488992  XXX     XXX             XXX               34421499           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   The file is missing proof of receipt of the updated appraisal with a report date                                                                                                                                                      8/XX/2021                                     IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             of 07/XX/2021. The appraisal is required to be received no less than three
                                                                                                                                                                                           (Type:Primary/07/XX/2021)                                                         business days prior to closing.
625488992  XXX     XXX             XXX               34421500           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   The file is missing proof of receipt of the updated appraisal with a report date                                                                                                                                                      8/XX/2021                                     IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             of 07/XX/2021. The appraisal is required to be received no less than three
                                                                                                                                                                                           (Client:17861/07/XX/2021)                                                         business days prior to closing.
625488992  XXX     XXX             XXX               34421502           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for         Certification Fee was last disclosed as $XXX on Loan Estimate but disclosed as                               TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2021         8/XX/2022                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Certification Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or  $XXX on Final Closing Disclosure dated 08/XX/2021. File does not contain a valid                             liability.
                                                                                                                                                                                           no cure was provided to the borrower. (7772)                                      COC for this fee, nor evidence of cure in file.
625488992  XXX     XXX             XXX               34421503           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation                             Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              8/XX/2021                                     IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/07: Note date is 9/XX/20. Findings state missing most recent signed and   2025/XX/12: Per Appendix Q guidelines, asset depletion income is not allowed.
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                       of Non QM.                                                                                                   Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               dated business tax returns or transcripts. Underwriter used a Global Cash Flow
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        for qualifying income. Portfolio guidelines allow and tax returns are not         2025/XX/17: Loan has been re designated at client request
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        required. Deadline to file 2019 tax returns was extended to 7/XX/2020, but that was prior to the note date. 2020 tax returns are not in file
625488992  XXX     XXX             XXX               34421504           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Loan has been re designated at client request                                                                Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              8/XX/2021                                     IL     Purchase                                   Primary                   No                       B                            B                              A                           A                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625489305  XXX     XXX             XXX               34421514           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       9/XX/2021                                     IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488326  XXX     XXX             XXX               34421548           compliance      1                Check Loan Designation Match - ATR                                                Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    Waterfall due to missing signed and dated 1040 and third party verification for                              Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              2/XX/2022                                     MI     Refinance - Rate/Term                      Second Home               No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: 2020 & 2019 Tax Transcripts are in file and can be used in lieu of    2025/XX/21: Exception cleared.
                                                                                                                                                                                           not match Due Diligence Loan Designation of ATR Fail.                             borrower business XXX and co-borrower.                                                                       Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrowers' signatures on Tax Returns. Third Party Verification of borrower's
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        self-employment at XXX was verified using Verbal Verification of Employment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (document in file). No income used from XXX. Co-Borrower has a loss from XXX self-employment, so Third Party Verification was not required.
625488326  XXX     XXX             XXX               34421549           compliance      1                General Ability To Repay Provision Employment - K-1 Less 25%                      Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25%   Waterfall due to missing signed and dated 1040 and third party verification for                              Assignee Liability: Violations can result in regular TILA damages (actual                                                2/XX/2022                                     MI     Refinance - Rate/Term                      Second Home               No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: 2020 & 2019 Tax Transcripts are in file and can be used in lieu of    2025/XX/21: Exception cleared.
                                                                                                                                                                                           Ownership) status using reasonably reliable third-party records. (XXX             borrower business XXX.                                                                                       damages, statutory damages of up to $XXX costs, and attorney's fees) and                                                                                                                                                                                                                                                                                                                                                                                                                                                                      borrowers' signatures on Tax Returns. Third Party Verification of borrower's
                                                                                                                                                                                           XXX/Schedule K-1 less than 25 Percent)                                                                                                                                                         enhanced damages (an amount equal to the sum of all finance charges and fees                                                                                                                                                                                                                                                                                                                                                                                                                                                                  self-employment at XXX was verified using Verbal Verification of Employment
                                                                                                                                                                                                                                                                                                                                                                                          paid by the consumer, unless the creditor demonstrates that the failure to                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (document in file). No income used from XXX. Co-Borrower has a loss from XXX
                                                                                                                                                                                                                                                                                                                                                                                          comply is not material). A private right of action may be brought before the end                                                                                                                                                                                                                                                                                                                                                                                                                                                              self-employment, so Third Party Verification was not required.
                                                                                                                                                                                                                                                                                                                                                                                          of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625488326  XXX     XXX             XXX               34421550           compliance      1                General Ability To Repay Provision Income and Assets - K-1 Less 25%               Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25%           Waterfall due to missing signed and dated 1040 and third party verification for                              Assignee Liability: Violations can result in regular TILA damages (actual                                                2/XX/2022                                     MI     Refinance - Rate/Term                      Second Home               No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: 2020 & 2019 Tax Transcripts are in file and can be used in lieu of    2025/XX/21: Exception cleared.
                                                                                                                                                                                           Ownership) income using reasonably reliable third-party records. (XXX             borrower business XXX.                                                                                       damages, statutory damages of up to $XXX costs, and attorney's fees) and                                                                                                                                                                                                                                                                                                                                                                                                                                                                      borrowers' signatures on Tax Returns. Third Party Verification of borrower's
                                                                                                                                                                                           XXX/Schedule K-1 less than 25 Percent)                                                                                                                                                         enhanced damages (an amount equal to the sum of all finance charges and fees                                                                                                                                                                                                                                                                                                                                                                                                                                                                  self-employment at XXX was verified using Verbal Verification of Employment
                                                                                                                                                                                                                                                                                                                                                                                          paid by the consumer, unless the creditor demonstrates that the failure to                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (document in file). No income used from XXX. Co-Borrower has a loss from XXX
                                                                                                                                                                                                                                                                                                                                                                                          comply is not material). A private right of action may be brought before the end                                                                                                                                                                                                                                                                                                                                                                                                                                                              self-employment, so Third Party Verification was not required.
                                                                                                                                                                                                                                                                                                                                                                                          of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625488326  XXX     XXX             XXX               34421551           compliance      1                General Ability To Repay Provision Income and Assets - Schedule C                 Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income   Waterfall due to missing third party verification.                                                           Assignee Liability: Violations can result in regular TILA damages (actual                                                2/XX/2022                                     MI     Refinance - Rate/Term                      Second Home               No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: 2020 & 2019 Tax Transcripts are in file and can be used in lieu of    2025/XX/21: Exception cleared. Two years signed and dated tax returns,
                                                                                                                                                                                           using reasonably reliable third-party records. (XXX XXX/Schedule C)                                                                                                                            damages, statutory damages of up to $XXX costs, and attorney's fees) and                                                                                                                                                                                                                                                                                                                                                                                                                                                                      borrowers' signatures on Tax Returns. Third Party Verification of borrower's      transcripts, thrid party verification, and YTD P&L Statement have been provided.
                                                                                                                                                                                                                                                                                                                                                                                          enhanced damages (an amount equal to the sum of all finance charges and fees                                                                                                                                                                                                                                                                                                                                                                                                                                                                  self-employment at XXX was verified using Verbal Verification of Employment
                                                                                                                                                                                                                                                                                                                                                                                          paid by the consumer, unless the creditor demonstrates that the failure to                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (document in file). No income used from XXX. Co-Borrower has a loss from XXX
                                                                                                                                                                                                                                                                                                                                                                                          comply is not material). A private right of action may be brought before the end                                                                                                                                                                                                                                                                                                                                                                                                                                                              self-employment, so Third Party Verification was not required.
                                                                                                                                                                                                                                                                                                                                                                                          of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625488326  XXX     XXX             XXX               34421552           compliance      1                Income/Asset Guideline Deficiency - ATR Impact                                    Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to   Waterfall due to missing signed and dated 1040 and third party verification for                                                                                                                                                       2/XX/2022                                     MI     Refinance - Rate/Term                      Second Home               No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: 2020 & 2019 Tax Transcripts are in file and can be used in lieu of    2025/XX/21: Exception cleared.
                                                                                                                                                                                           income and/or asset doc requirements which could result in a risk to the          borrower business XXX and co-borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrowers' signatures on Tax Returns. Third Party Verification of borrower's
                                                                                                                                                                                           borrower's ability to repay. (Exception is eligible to be regraded with                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      self-employment at XXX was verified using Verbal Verification of Employment
                                                                                                                                                                                           compensating factors.)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (document in file). No income used from XXX. Co-Borrower has a loss from XXX self-employment, so Third Party Verification was not required.
625488326  XXX     XXX             XXX               34421555           compliance      2                TRID Final Closing Disclosure AIR Table Index                                     TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing  Adjustable Interest Rate Table: Final Closing Disclosure provided on 02/XX/2022                              TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  2/XX/2022         2/XX/2023                   MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 02/XX/2022 did not disclose an accurate Index as           did not disclose an accurate Index as reflected on the Note. (Final/02/XX/2022)                              liability.
                                                                                                                                                                                           reflected on the Note. (Final/02/XX/2022)
625488326  XXX     XXX             XXX               34421557           compliance      2                TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated          Amount of Estimated Property Costs over Year 1 of XXX on Final Closing                                       TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  2/XX/2022         2/XX/2023                   MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Construction Permanent                                                            Property Costs over Year 1 of XXX on Final Closing Disclosure provided on         Disclosure provided on 02/XX/2022 are overdisclosed. (Final/02/XX/2022)                                      liability.
                                                                                                                                                                                           02/XX/2022 are overdisclosed. (Final/02/XX/2022)
625488326  XXX     XXX             XXX               34421558           compliance      2                TRID Initial Loan Estimate Timing Electronically Provided                         TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s)      E-sign disclosure is provided on 01/XX/2022.                                                                 TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  2/XX/2022         2/XX/2023                   MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           within three (3) business days of application. Initial Loan Estimate dated                                                                                                                     liability.
                                                                                                                                                                                           12/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the
                                                                                                                                                                                           E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/12/XX/2021)
625488326  XXX     XXX             XXX               34421559           compliance      1                General Ability To Repay Provision Investor Guidelines                            Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more         Waterfall due to missing signed and dated 1040 and third-party verification for                                                                                                                                                       2/XX/2022                                     MI     Refinance - Rate/Term                      Second Home               No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: 2020 & 2019 Tax Transcripts are in file and can be used in lieu of    2025/XX/21: Exception cleared.
                                                                                                                                                                                           guideline components, the loan is at ATR risk.                                    borrower business XXX and co-borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrowers' signatures on Tax Returns. Third Party Verification of borrower's self-employment at XXX was verified using Verbal Verification of Employment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (document in file). No income used from XXX. Co-Borrower has a loss from XXX self-employment, so Third Party Verification was not required.
625488326  XXX     XXX             XXX               34421560           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 02/XX/2022 with an increasing payment                                   TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                2/XX/2022         2/XX/2023                   MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 02/XX/2022 with an increasing payment disclosed the due date of the last       disclosed the due date of the last payment of interest only that does not match                              Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the      the actual last payment for the loan. (Final/02/XX/2022)
                                                                                                                                                                                           loan. (Final/02/XX/2022)
625488326  XXX     XXX             XXX               34421561           credit          1                Income documentation requirements not met.                                                                                                                          Missing signed and date 1040 and third party verification for co-borrower and                                                                                                                                                         2/XX/2022                                     MI     Refinance - Rate/Term                      Second Home               No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/18: Compensating Factors for waive and downgrade.
                                                                                                                                                                                                                                                                             borrower business XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/21: Waived in error.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/21: Exception cleared.
625488326  XXX     XXX             XXX               34421562           credit          1                Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            Using the coverage listed on the insurance binder, the coverage shortage is $XXX                                                                                                                                                      2/XX/2022                                     MI     Refinance - Rate/Term                      Second Home               No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: Original appraised value $XXX - $XXX site value =insurable value      2025/XX/21: The loan amount is $XXX - $XXX coverage = a $XXX shortfall.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        $XXX. HOI policy in file has builders risk insurance of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/21: Lender explanation/calculation provided. Acceptable.
625488849  XXX     XXX             XXX               34421606           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in a FEMA disaster area. A post disaster                                                                                                                                                              8/XX/2022                                     IL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage to the subject property is required                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488849  XXX     XXX             XXX               34421607           compliance      2                TRID Final Closing Disclosure Will Have Escrow Account                            TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure     Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether                                TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2022         8/XX/2023                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 08/XX/2022 incorrectly disclosed whether the loan will have an        the loan will have an escrow account.                                                                        liability.
                                                                                                                                                                                           escrow account. (Final/08/XX/2022)
625488849  XXX     XXX             XXX               34421608           compliance      2                TRID Final Closing Disclosure Will Not Have Escrow Account                        TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure     Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether                                TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2022         8/XX/2023                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 08/XX/2022 incorrectly disclosed whether the loan will have an        the loan will have an escrow account.                                                                        liability.
                                                                                                                                                                                           escrow account. (Final/08/XX/2022)
625488849  XXX     XXX             XXX               34421609           compliance      2                TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided           TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender   Lender Credits Fee was last disclosed as -$XXX on Loan Estimate but disclosed as                             TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2022         8/XX/2023                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient    $XXX on Final Closing Disclosure. File does not contain a valid Change of                                    liability.
                                                                                                                                                                                           or no cure was provided to the borrower. (9300)                                   circumstance for this fee, nor evidence of cure in file.
625488849  XXX     XXX             XXX               34421610           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax     Tax service Fee was last disclosed as $XXX on Loan Estimate but disclosed as                                 TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2022         8/XX/2023                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Service Fee (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX.         $XXX on Final Closing Disclosure. File does not contain a valid Change of                                    liability.
                                                                                                                                                                                           Insufficient or no cure was provided to the borrower. (7580)                      circumstance for this fee, nor evidence of cure in file.
625488849  XXX     XXX             XXX               34421611           compliance      2                TRID Final Closing Disclosure Property Taxes Included In Escrow                   TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing disclosure Page1 indicates Flood insurance in escrow..                                         TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  8/XX/2022         8/XX/2023                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 08/XX/2022 incorrectly disclosed whether property taxes are included                                                                                                               liability.
                                                                                                                                                                                           in escrow. (Final/08/XX/2022)
625488849  XXX     XXX             XXX               34421614           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 08/XX/2022 with an increasing payment                                   TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                8/XX/2022         8/XX/2023                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                2025/XX/02: Construction loan product with first year being interest only.        2025/XX/02: SitusAMC received rebuttal that first year interest only. However,
                                                                                                                                                                                           on 08/XX/2022 with an increasing payment disclosed the due date of the last       disclosed the due date of the last payment of interest only that does not match                              Assignee liability.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Remaining yearts contain interest. Projected payments indicates first year as     page 1 of final CD in Loan Terms - Monthly Principal & Interest states that
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the      the actual last payment for the loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      interest only and remaining years with interest included, Monthly Principal &     includes only interest and no principal "until" month 12. As this is 12 month
                                                                                                                                                                                           loan. (Final/08/XX/2022)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Interest indicates only interest through month 12 as does AP table.               interest only, the only interest would be included "until" month 13. 13th month starts principal & interest payment. Corrected CD and LOE to borrower to cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/16: As per CFPB guide.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-l  2025/XX/17: SitusAMC received rebuttal on until period. However, Terms of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        oan-guide.pdf) "For a combined disclosure the timing of the end of the            loan provide for a 12 month interest only period during construction phase which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        interest-only period is the due date of the last interest-only periodic payment   means the due date of the first principal and interest payment occurs on month the consumer will make before switching to principal and interest payments." Due  13 or year 2. Comment 37(b)(8)-2 provides: (ii) The dates required to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        date of 12th and final interest only payment is the 12th month                    disclosed by paragraphs (b)(6)(iii) shall be disclosed as the year in which the event occurs, counting from the due date of the initial periodic payment. Also see page 23 of the combined construction loan guide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-l
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          oan-guide.pdf) provided in the rebuttal. This page provides guidance and an example for compliant disclosure for interest only period bullet. The example provided is a 10 month interest only construction loan and on the second row of the table the corresponding compliant disclosure is “Includes only interest and no principal until mo. 11”. Note that the example does not list only interest until month 10 on a 10 month construction loan. It discloses the 11th month, the month the event (change to principal and interest) occurs as the period required to be disclosed under 1026.37(b)(6)(iii) . Corrected CD and LOE to borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/04: Client elected to waive
625488849  XXX     XXX             XXX               34421615           compliance      1                TRID Final Closing Disclosure Total Of Payments                                   TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Final Closing Disclosure provided on 08/XX/2022 disclosed an inaccurate Total of                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2022         8/XX/2025                   IL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/02: Calculation is accurate. Amortization Calculator provided which       2025/XX/06: TOP accurate based on actual days interest on first payment
                                                                                                                                                                                           provided on 08/XX/2022 disclosed an inaccurate Total of Payments on page 5 that   Payments on page 5 that does not match the actual total of payments for the                                  defense to foreclosure. Assignee liability.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   shows $XXX in PPFC, $XXX Loan Costs,$XXX for MI. First year is interest only.
                                                                                                                                                                                           does not match the actual total of payments for the loan (fee amounts included    loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3.008% index for 5.75% fully amortized rate. Difference provided seems to be
                                                                                                                                                                                           in TOP calculation are based on Closing Disclosure dated 08/XX/2022). The                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    close to the difference in the first payment and second payment. First months
                                                                                                                                                                                           disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 interest is not for the full month, but prorated from the day of disbursement on
                                                                                                                                                                                           compared to the calculated total of payments of $XXX which exceeds the $XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  a 360 day calculation. First payment is $XXX prorated.
                                                                                                                                                                                           threshold. (Final/08/XX/2022)
625488980  XXX     XXX             XXX               34421618           compliance      2                TRID Final Closing Disclosure AP Table Subsequent Changes Test                    TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        Final Closing Disclosure provided on 09/XX/2022 disclosed a Subsequent Changes                               TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2022         9/XX/2023                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 09/XX/2022 disclosed a Subsequent Changes period that      period that does not match the actual terms for the loan.                                                    liability.
                                                                                                                                                                                           does not match the actual terms for the loan. (Final/09/XX/2022)
625488980  XXX     XXX             XXX               34421619           compliance      2                TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -      TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs      Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2022         9/XX/2023                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         October 2018 Construction Permanent                                               over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2022 are         on 09/XX/2022 are over disclosed.                                                                            liability.
                                                                                                                                                                                           overdisclosed. (Final/09/XX/2022)
625488980  XXX     XXX             XXX               34421621           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure provided on 09/XX/2022 disclosed an Estimated Total                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2022         9/XX/2023                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 09/XX/2022 disclosed an Estimated Total Monthly Payment for payment   Monthly Payment for payment stream 3 that does not match the actual total                                    defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 3 that does not match the actual total payment for the loan.               payment for the loan.
                                                                                                                                                                                           (ProjSeq:3/2654433)
625488980  XXX     XXX             XXX               34421622           compliance      2                TRID Final Closing Disclosure Mortgage Insurance Payment                          TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure provided on 09/XX/2022 disclosed a mortgage insurance                               TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2022         9/XX/2023                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 09/XX/2022 disclosed a mortgage insurance payment for payment stream  payment for payment stream 4 that does not match the actual payment for the                                  defense to foreclosure. Assignee liability.
                                                                                                                                                                                           4 that does not match the actual payment for the loan. (ProjSeq:4/2654434)        loan.
625488980  XXX     XXX             XXX               34421623           compliance      2                TRID Final Closing Disclosure Payment Adjusts Every Starting In                   TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 09/XX/2022 with an increasing payment                                   TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                9/XX/2022         9/XX/2023                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 09/XX/2022 with an increasing payment disclosed the due date of the first      disclosed the due date of the first adjustment that does not match the actual                                Assignee liability.
                                                                                                                                                                                           adjustment that does not match the actual due date for the loan.                  due date for the loan.
                                                                                                                                                                                           (Final/09/XX/2022)
625488980  XXX     XXX             XXX               34421624           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 09/XX/2022 with an increasing payment                                   TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                9/XX/2022         9/XX/2023                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 09/XX/2022 with an increasing payment disclosed the due date of the last       disclosed the due date of the last payment of interest only that does not match                              Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the      the actual last payment for the loan.
                                                                                                                                                                                           loan. (Final/09/XX/2022)
625488980  XXX     XXX             XXX               34421625           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       9/XX/2022                                     IL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488240  XXX     XXX             XXX               34421638           credit          1                Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            Hazard Insurance Coverage Amount is insufficient by $XXX.                                                                                                                                                                             5/XX/2022                                     MN     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: The figures were done correctly to show the total replacement cov on  2025/XX/13: As per Doc 1176 page no :1135 has Replacement/additional
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        the home. The home was written at the replacement value of $XXX and the policy    coverage:925,000 - Dwelling: $XXX = Replacement cost: $XXX. However still we includes an endorsement to add replacement coverage up to 125% which brings that  have coverage short fall of $XXX. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        value up to the $XXX figure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/21: Lender explanation/calculation provided. Acceptable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        The total coverage amount would have been :
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Dwelling: $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other Structures: $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Replacement/additional coverage: $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Deductible: 1500
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Total coverage: $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        As far as having adequate coverage the home is insured up to 125% of its replacement value.
625488240  XXX     XXX             XXX               34421640           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 05/XX/2022 with an increasing payment                                   TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                5/XX/2022         5/XX/2023                   MN     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 05/XX/2022 with an increasing payment disclosed the due date of the last       disclosed the due date of the last payment of interest only that does not match                              Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the      the actual last payment for the loan
                                                                                                                                                                                           loan. (Final/XX/20/2022)
625488240  XXX     XXX             XXX               34421641           compliance      2                TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated          Amount of Estimated Property Costs over Year 1 of XXX on Final Closing                                       TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  5/XX/2022         5/XX/2023                   MN     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Construction Permanent                                                            Property Costs over Year 1 of XXX on Final Closing Disclosure provided on         Disclosure provided                                                                                          liability.
                                                                                                                                                                                           05/XX/2022 are overdisclosed. (Final/XX/20/2022)
625488306  XXX     XXX             XXX               34421663           compliance      2                TRID Closing Disclosure Issue Date Not Provided                                   TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on  Issue Date Not Provided                                                                                      TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2022        10/XX/2023                  IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/04: Client elected to waive
                                                                                                                                                                                           10/XX/2022 did not disclose the actual Date Issued. Unable to conclusively                                                                                                                     defense to foreclosure. Assignee liability.
                                                                                                                                                                                           determine Final Closing disclosure to use to test for compliance with applicable
                                                                                                                                                                                           TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated
                                                                                                                                                                                           Date Issued based on best information available. (Interim/10/XX/2022)
625488306  XXX     XXX             XXX               34421665           compliance      2                TRID Interim Closing Disclosure Timing Irregular Transactions Test                TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or    Corrected Closing Disclosure provided on or after 10/XX/2022 contains a change                               TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  10/XX/2022        10/XX/2023                  IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/04: Client elected to waive
                                                                                                                                                                                           after 10/XX/2022 contains a change in APR and was not received by borrower at     in APR and was not received by borrower at least three (3) business days prior                               liability.
                                                                                                                                                                                           least three (3) business days prior to consummation                               to consummation
625488306  XXX     XXX             XXX               34421668           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The Subject property is located in a FEMA Disaster area . A post-Disaster                                                                                                                                                             10/XX/2022                                    IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/10: BPO extract provided with current inspection dates indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage to the subject property required                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625489656  XXX     XXX             XXX               34421669           compliance      2                TRID Closing Disclosure: "Product" in Loan Details section is blank.              Date Issued: 10/XX/2022, Date Issued: 10/XX/2022                                  Incomplete Closing disclosure in the file, provide attestation that this CD was                                                                                                                                                       10/XX/2022        10/XX/2023                  MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                                                                                                             not issued to the borrower
625489656  XXX     XXX             XXX               34421670           credit          2                Missing Document: Purchase Agreement / Sales Contract not provided                                                                                                  The purchase agreement is missing in the file.                                                                                                                                                                                        10/XX/2022                                    MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/06: Comp factors used to waive exception
625489656  XXX     XXX             XXX               34421671           compliance      2                TRID Closing Disclosure Issue Date Not Provided                                   TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on  Closing Disclosure estimated to be provided on 10/XX/2022 did not disclose the                               TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2022        10/XX/2023                  MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           10/XX/2022 did not disclose the actual Date Issued. Unable to conclusively        actual Date Issued. Incomplete Closing disclosure in the file, provide                                       defense to foreclosure. Assignee liability.
                                                                                                                                                                                           determine Final Closing disclosure to use to test for compliance with applicable  attestation that this CD was not issued to the borrower
                                                                                                                                                                                           TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated
                                                                                                                                                                                           Date Issued based on best information available. (Interim/10/XX/2022)
625489656  XXX     XXX             XXX               34421672           compliance      2                TRID Closing Disclosure Issue Date Not Provided                                   TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on  Closing Disclosure estimated to be provided on 10/XX/2022 did not disclose the                               TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2022        10/XX/2023                  MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           10/XX/2022 did not disclose the actual Date Issued. Unable to conclusively        actual Date Issued. Incomplete Closing disclosure in the file, provide                                       defense to foreclosure. Assignee liability.
                                                                                                                                                                                           determine Final Closing disclosure to use to test for compliance with applicable  attestation that this CD was not issued to the borrower
                                                                                                                                                                                           TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated
                                                                                                                                                                                           Date Issued based on best information available. (Initial/10/XX/2022)
625489656  XXX     XXX             XXX               34421673           compliance      2                TRID Final Closing Disclosure AIR Table Index                                     TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing  Final Closing Disclosure provided on 10/XX/2022 did not disclose an accurate                                 TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  10/XX/2022        10/XX/2023                  MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 10/XX/2022 did not disclose an accurate Index as           Index as reflected on the Note.                                                                              liability.
                                                                                                                                                                                           reflected on the Note. (Final/10/XX/2022)
625489656  XXX     XXX             XXX               34421674           compliance      2                TRID Final Closing Disclosure AP Table Subsequent Changes Test                    TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        Final Closing Disclosure provided on 10/XX/2022 did not disclose an accurate                                 TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  10/XX/2022        10/XX/2023                  MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 10/XX/2022 disclosed a Subsequent Changes period that      Index as reflected on the Note.                                                                              liability.
                                                                                                                                                                                           does not match the actual terms for the loan. (Final/10/XX/2022)
625489656  XXX     XXX             XXX               34421675           compliance      2                TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -      TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs      Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing                                TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  10/XX/2022        10/XX/2023                  MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         October 2018 Construction Permanent                                               over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2022 are         Disclosure provided on 10/XX/2022 are overdisclosed.                                                         liability.
                                                                                                                                                                                           overdisclosed. (Final/10/XX/2022)
625489656  XXX     XXX             XXX               34421676           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure provided on 10/XX/2022 disclosed an Estimated Total                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2022        10/XX/2023                  MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 10/XX/2022 disclosed an Estimated Total Monthly Payment for payment   Monthly Payment for payment stream 3 that does not match the actual total                                    defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 3 that does not match the actual total payment for the loan.               payment for the loan.
                                                                                                                                                                                           (ProjSeq:3/2654730)
625489656  XXX     XXX             XXX               34421677           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure provided on 10/XX/2022 disclosed an Estimated Total                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2022        10/XX/2023                  MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 10/XX/2022 disclosed an Estimated Total Monthly Payment for payment   Monthly Payment for payment stream 4 that does not match the actual total                                    defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 4 that does not match the actual total payment for the loan.               payment for the loan.
                                                                                                                                                                                           (ProjSeq:4/2654731)
625489656  XXX     XXX             XXX               34421678           compliance      2                TRID Final Closing Disclosure Mortgage Insurance Payment                          TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance                               TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2022        10/XX/2023                  MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream  payment for payment stream 3 that does not match the actual payment for the                                  defense to foreclosure. Assignee liability.
                                                                                                                                                                                           3 that does not match the actual payment for the loan. (ProjSeq:3/2654730)        loan.
625489656  XXX     XXX             XXX               34421679           compliance      2                TRID Final Closing Disclosure Mortgage Insurance Payment                          TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance                               TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2022        10/XX/2023                  MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream  payment for payment stream 4 that does not match the actual payment for the                                  defense to foreclosure. Assignee liability.
                                                                                                                                                                                           4 that does not match the actual payment for the loan. (ProjSeq:4/2654731)        loan.
625489656  XXX     XXX             XXX               34421680           compliance      2                TRID Final Closing Disclosure Payment Adjusts Every Starting In                   TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 10/XX/2022 with an increasing payment                                   TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                10/XX/2022        10/XX/2023                  MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 10/XX/2022 with an increasing payment disclosed the due date of the first      disclosed the due date of the first adjustment that does not match the actual                                Assignee liability.
                                                                                                                                                                                           adjustment that does not match the actual due date for the loan.                  due date for the loan.
                                                                                                                                                                                           (Final/10/XX/2022)
625489656  XXX     XXX             XXX               34421681           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 10/XX/2022 with an increasing payment                                   TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                10/XX/2022        10/XX/2023                  MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 10/XX/2022 with an increasing payment disclosed the due date of the last       disclosed the due date of the last payment of interest only that does not match                              Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the      the actual last payment for the loan.
                                                                                                                                                                                           loan. (Final/10/XX/2022)
625489656  XXX     XXX             XXX               34421682           compliance      2                TRID Final Closing Disclosure Payment Max Amount In Year                          TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 10/XX/2022 with an increasing payment                                   TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                10/XX/2022        10/XX/2023                  MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 10/XX/2022 with an increasing payment disclosed the earliest date of the       disclosed the earliest date of the maximum possible amount of principal and                                  Assignee liability.
                                                                                                                                                                                           maximum possible amount of principal and interest that does not match the actual  interest that does not match the actual earliest date for the loan.
                                                                                                                                                                                           earliest date for the loan. (Final/10/XX/2022)
625489228  XXX     XXX             XXX               34421699           credit          2                Guideline Requirement: Total cash-out discrepancy.                                HUD-1 total cash-out of $XXX is greater than Guideline total cash-out of $XXX.                                                                                                                                                                                                                                          10/XX/2022                                    MO     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                            Safe Harbor QM (43-Q)                                                                                                   2025/XX/06: Comp factors used to waive exception.
625488853  XXX     XXX             XXX               34421700           compliance      1                QM Employment History                                                             Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.     Missing gap of employment letter from the borrower.                                                                                                                                                                                   10/XX/2022                                    MN     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/17: Loan has been re designated at client request
                                                                                                                                                                                           (XXX/14557763)
625488853  XXX     XXX             XXX               34421701           compliance      1                QM Employment History                                                             Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.     Missing gap of employment letter for the borrower.                                                                                                                                                                                    10/XX/2022                                    MN     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/17: Loan has been re designated at client request
                                                                                                                                                                                           (XXX/14557764)
625488853  XXX     XXX             XXX               34421702           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each                                                                                                                                                                                                                                         10/XX/2022                                    MN     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/09/XX/2022)
625488853  XXX     XXX             XXX               34421703           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Missing gap of employment letter from the borrower.                                                          Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              10/XX/2022                                    MN     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/17: Loan has been re designated at client request
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                                                                                                                                    Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.
625488853  XXX     XXX             XXX               34421705           compliance      2                TRID Final Closing Disclosure Mortgage Insurance Payment                          TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance                               TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2022        10/XX/2023                  MN     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream  payment for payment stream 4 that does not match the actual payment for the                                  defense to foreclosure. Assignee liability.
                                                                                                                                                                                           4 that does not match the actual payment for the loan. (ProjSeq:4/2659333)        loan.
625488853  XXX     XXX             XXX               34421706           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Loan has been re designated at client request                                                                Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              10/XX/2022                                    MN     Purchase                                   Primary                   No                       B                            B                              A                           A                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625489685  XXX     XXX             XXX               34421709           compliance      2                TRID Final Closing Disclosure Payment Adjusts Every Starting In                   TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Loan term is of 30 years, Note document shows 360 months which include 1 year of                             TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                11/XX/2022        11/XX/2023                  MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 11/XX/2022 with an increasing payment disclosed the due date of the first      Interest only period due to Construction Permanent.                                                          Assignee liability.
                                                                                                                                                                                           adjustment that does not match the actual due date for the loan.
                                                                                                                                                                                           (Final/11/XX/2022)
625489685  XXX     XXX             XXX               34421710           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Loan term is of 30 years, Note document shows 360 months which include 1 year of                             TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                11/XX/2022        11/XX/2023                  MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 11/XX/2022 with an increasing payment disclosed the due date of the last       Interest only period due to Construction Permanent.                                                          Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the loan. (Final/11/XX/2022)
625489685  XXX     XXX             XXX               34421711           compliance      2                TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -      TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs      Final Closing disclosure page 1 lists escrows as $XXX+$ XXX total $XXX, however                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  11/XX/2022        11/XX/2023                  MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         October 2018 Construction Permanent                                               over Year 1 of XXX on Final Closing Disclosure provided on 11/XX/2022 are         page 4 total states $XXX annually which comes monthly $XXX.                                                  liability.
                                                                                                                                                                                           overdisclosed. (Final/11/XX/2022)
625489685  XXX     XXX             XXX               34421712           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure provided on 11/XX/2022 disclosed an Estimated Total                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2022        11/XX/2023                  MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 11/XX/2022 disclosed an Estimated Total Monthly Payment for payment   Monthly Payment for payment stream 3 that does not match the actual total                                    defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 3 that does not match the actual total payment for the loan.               payment for the loan due Subject Transaction is 1 year Interest only due to
                                                                                                                                                                                           (ProjSeq:3/2654962)                                                               Construction Permanent.
625489685  XXX     XXX             XXX               34421713           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure provided on 11/XX/2022 disclosed an Estimated Total                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2022        11/XX/2023                  MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 11/XX/2022 disclosed an Estimated Total Monthly Payment for payment   Monthly Payment for payment stream 4 that does not match the actual total                                    defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 4 that does not match the actual total payment for the loan.               payment for the loan due Subject Transaction is 1 year Interest only due to
                                                                                                                                                                                           (ProjSeq:4/2654963)                                                               Construction Permanent.
625489685  XXX     XXX             XXX               34421714           compliance      2                TRID Final Closing Disclosure Total Of Payments                                   TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Final Closing Disclosure provided on 11/XX/2022 disclosed an inaccurate Total of                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2022        11/XX/2023                  MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 11/XX/2022 disclosed an inaccurate Total of Payments on page 5 that   Payments on page 5 that does not match the actual total of payments for the                                  defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual total of payments for the loan (fee amounts included    loan.
                                                                                                                                                                                           in TOP calculation are based on Closing Disclosure dated 11/XX/2022). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/11/XX/2022)
625488544  XXX     XXX             XXX               34421719           credit          1                Purchase contract date not provided.                                                                                                                                Purchase contract not provided                                                                                                                                                                                                        5/XX/2023                                     MO     Construction-Permanent                     Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/21: Construction contract uploaded.                                       2025/XX/21: Received
625488544  XXX     XXX             XXX               34421720           compliance      2                TRID Final Closing Disclosure AIR Table Index                                     TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing  Adjustable Interest Rate Table Final Closing Disclosure provided on 05/XX/2023                               TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  5/XX/2023         5/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 05/XX/2023 did not disclose an accurate Index as           did not disclose an accurate Index as reflected on the Note                                                  liability.
                                                                                                                                                                                           reflected on the Note. (Final/05/XX/2023)
625488544  XXX     XXX             XXX               34421721           compliance      2                TRID Final Closing Disclosure AP Table Interest Only Payment                      TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        Adjustable Payment Table: Final Closing Disclosure provided on 05/XX/2023                                    TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  5/XX/2023         5/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 05/XX/2023 incorrectly disclosed whether the loan          incorrectly disclosed whether the loan contains Interest Only Payments.                                      liability.
                                                                                                                                                                                           contains Interest Only Payments. (Final/05/XX/2023)
625488544  XXX     XXX             XXX               34421722           compliance      2                TRID Final Closing Disclosure AP Table Maximum Payment                            TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        Final closing disclosure disclosed payment stream 4 Estimated Total Monthly                                  TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  5/XX/2023         5/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 05/XX/2023 disclosed a Maximum Payment amount and period   payment Maximum at $XXX. However payment is calculating at $XXX                                              liability.
                                                                                                                                                                                           that does not match the actual terms for the loan. (Final/05/XX/2023)
625488544  XXX     XXX             XXX               34421723           compliance      2                TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -      TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs      Escrowed Property Costs over Year 1 of $XXX is over disclosed. Monthly Taxes                                 TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  5/XX/2023         5/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         October 2018 Construction Permanent                                               over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2023 are         ($XXX) and Insurance ($XXX) totaling $XXX.                                                                   liability.
                                                                                                                                                                                           overdisclosed. (Final/05/XX/2023)
625488544  XXX     XXX             XXX               34421725           compliance      2                TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final closing disclosure disclosed payment stream 3 Estimated Total Monthly                                  TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2023         5/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 05/XX/2023 disclosed an Estimated Total Monthly Payment (Maximum)     payment Maximum at $XXX. However payment is calculating at $XXX.                                             defense to foreclosure. Assignee liability.
                                                                                                                                                                                           for payment stream 3 that does not match the actual total payment for the loan.
                                                                                                                                                                                           (ProjSeq:3/2658119)
625488544  XXX     XXX             XXX               34421726           compliance      2                TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final closing disclosure disclosed payment stream 4 Estimated Total Monthly                                  TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2023         5/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 05/XX/2023 disclosed an Estimated Total Monthly Payment (Maximum)     payment at $XXX. However payment is calculating at $XXX.                                                     defense to foreclosure. Assignee liability.
                                                                                                                                                                                           for payment stream 4 that does not match the actual total payment for the loan.
                                                                                                                                                                                           (ProjSeq:4/2658120)
625488544  XXX     XXX             XXX               34421727           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final closing disclosure disclosed payment stream 3 Estimated Total Monthly                                  TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2023         5/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 05/XX/2023 disclosed an Estimated Total Monthly Payment for payment   payment at $XXX. However payment is calculating at $XXX.                                                     defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 3 that does not match the actual total payment for the loan.
                                                                                                                                                                                           (ProjSeq:3/2658119)
625488544  XXX     XXX             XXX               34421728           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final closing disclosure disclosed payment stream 2 Estimated Total Monthly                                  TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2023         5/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 05/XX/2023 disclosed an Estimated Total Monthly Payment for payment   payment at $XXX. However payment is calculating at XXX.                                                      defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 4 that does not match the actual total payment for the loan.
                                                                                                                                                                                           (ProjSeq:4/2658120)
625488544  XXX     XXX             XXX               34421729           compliance      2                TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October     TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs  Based on appraisal provided HOA dues are $XXX per year $XXX monthly.                                         TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  5/XX/2023         5/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         2018 Construction Permanent                                                       over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2023 are                                                                                                                      liability.
                                                                                                                                                                                           overdisclosed. (Final/05/XX/2023)
625488544  XXX     XXX             XXX               34421730           compliance      2                TRID Final Closing Disclosure Payment Adjusts Every Starting In                   TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  First payment adjustment does not match the due date for the loan.                                           TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                5/XX/2023         5/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 05/XX/2023 with an increasing payment disclosed the due date of the first                                                                                                                   Assignee liability.
                                                                                                                                                                                           adjustment that does not match the actual due date for the loan.
                                                                                                                                                                                           (Final/05/XX/2023)
625488544  XXX     XXX             XXX               34421731           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Data updated as per Final Closing Disclosure provided on 05/XX/2023                                          TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                5/XX/2023         5/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 05/XX/2023 with an increasing payment disclosed the due date of the last                                                                                                                    Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the loan. (Final/05/XX/2023)
625489403  XXX     XXX             XXX               34421733           compliance      2                TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -      TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs      Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing                                TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2023         9/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         October 2018 Construction Permanent                                               over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2023 are         Disclosure provided on 09/XX/2023 are over disclosed.                                                        liability.
                                                                                                                                                                                           overdisclosed. (Final/09/XX/2023)
625489403  XXX     XXX             XXX               34421734           compliance      2                TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October     TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs  Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure                                   TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2023         9/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         2018 Construction Permanent                                                       over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2023 are         provided on 09/XX/2023 are over disclosed.                                                                   liability.
                                                                                                                                                                                           overdisclosed. (Final/09/XX/2023)
625489403  XXX     XXX             XXX               34421735           compliance      2                TRID Final Closing Disclosure AP Table Maximum Payment                            TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        The CD indicates that the 1st year of payments are interest only during the                                  TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2023         9/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 09/XX/2023 disclosed a Maximum Payment amount and period   construction period. The note does not reflect the interest only payments.                                   liability.
                                                                                                                                                                                           that does not match the actual terms for the loan. (Final/09/XX/2023)
625489403  XXX     XXX             XXX               34421736           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  The CD indicates that the 1st year of payments are interest only during the                                  TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                9/XX/2023         9/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 09/XX/2023 with an increasing payment disclosed the due date of the last       construction period. The note does not reflect the interest only payments.                                   Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the loan. (Final/09/XX/2023)
625489403  XXX     XXX             XXX               34421737           compliance      2                TRID Final Closing Disclosure Payment Max Amount                                  TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  The CD indicates that the 1st year of payments are interest only during the                                  TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                9/XX/2023         9/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 09/XX/2023 with an increasing payment disclosed the maximum possible amount    construction period. The note does not reflect the interest only payments.                                   Assignee liability.
                                                                                                                                                                                           of principal and interest that does not match the actual maximum amount for the loan. (Final/09/XX/2023)
625489403  XXX     XXX             XXX               34421738           compliance      2                TRID Final Closing Disclosure Payment Max Amount In Year                          TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  The CD indicates that the 1st year of payments are interest only during the                                  TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                9/XX/2023         9/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 09/XX/2023 with an increasing payment disclosed the earliest date of the       construction period. The note does not reflect the interest only payments.                                   Assignee liability.
                                                                                                                                                                                           maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/09/XX/2023)
625489403  XXX     XXX             XXX               34421739           compliance      2                TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate           TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   The CD indicates that the 1st year of payments are interest only during the                                  TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2023         9/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 09/XX/2023 disclosed a periodic principal and interest payment for    construction period. The note does not reflect the interest only payments.                                   defense to foreclosure. Assignee liability.
                                                                                                                                                                                           payment stream 3 that does not match the actual payment for the loan.
                                                                                                                                                                                           (ProjSeq:3/2655213)
625489403  XXX     XXX             XXX               34421740           compliance      2                TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate           TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   The CD indicates that the 1st year of payments are interest only during the                                  TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2023         9/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 09/XX/2023 disclosed a periodic principal and interest payment for    construction period. The note does not reflect the interest only payments.                                   defense to foreclosure. Assignee liability.
                                                                                                                                                                                           payment stream 4 that does not match the actual payment for the loan.
                                                                                                                                                                                           (ProjSeq:4/2655214)
625489403  XXX     XXX             XXX               34421741           compliance      2                TRID Final Closing Disclosure AIR Table Subsequent Change Frequency               TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing  The CD indicates that the 1st year of payments are interest only during the                                  TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2023         9/XX/2024                   MO     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 09/XX/2023 disclosed a Subsequent Changes frequency that   construction period. The note does not reflect the interest only payments.                                   liability.
                                                                                                                                                                                           does not match the actual subsequent change frequency for the loan.
                                                                                                                                                                                           (Final/09/XX/2023)
625489304  XXX     XXX             XXX               34421754           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in a FEMA disaster area. A post disaster                                                                                                                                                              12/XX/2016                                    MA     Refinance - Cash-out - Other               Investment                Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                                                                                                                                                    2025/XX/07: Client provided BPO extract with current dates and indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage to the subject property is required.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625489304  XXX     XXX             XXX               34421755           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Verification of appraisal was delivered to borrower not provided in file.                                                                                                                                                             12/XX/2016                                    MA     Refinance - Cash-out - Other               Investment                Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                                                                                                                                                    2025/XX/04: Client elected to waive
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Client:18451/11/XX/2016)
625489705  XXX     XXX             XXX               34421761           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    3/XX/2017                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factor.
625489705  XXX     XXX             XXX               34421762           credit          2                REO Documents are missing.                                                        Address: Costa Rica, Insurance Verification, Statement, Tax Verification                                                                                                                                                                                                                                                3/XX/2017                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factor .
625488429  XXX     XXX             XXX               34421774           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The property is located in a FEMA disaster area. Provide a post-disaster                                                                                                                                                              5/XX/2017                                     RI     Purchase                                   Investment                No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                                                                                                                                                    2025/XX/07: Client provided BPO extract with current dates and indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage. The inspection must include exterior                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               damage.
                                                                                                                                                                                           Disaster Name: XXX                                                                photos and the property must be re-inspected on or after XX/XX/XXXX declared end
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX                                             date.
625488429  XXX     XXX             XXX               34421775           credit          2                Income Docs Missing:                                                              Borrower: XXX 1065 (2016), K-1 (2016), P&L Statement                              The 1065 (2016), K-1 (2016), and year-to-date P&L Statement were not received                                                                                                                                                         5/XX/2017                                     RI     Purchase                                   Investment                No                       B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                                                                                                             for XXX. Also, missing a year-to-date P&L for XXX.
625488395  XXX     XXX             XXX               34421804           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              E-Sign Consent Agreement is not provided.                                                                                                                                                                                             1/XX/2018                                     MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/14: Client elects to waive with compensating factor.
625488395  XXX     XXX             XXX               34421805           compliance      1                C-Corp Income Documentation Test                                                  Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not      Self-employed income documentation not sufficient (C-Corp). (XXX XXX/C-Corp                                                                                                                                                           1/XX/2018                                     MA     Refinance - Cash-out - Other               Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: See attached 1120s that were signed at closing. P&L. We agree that    2025/XX/12: Per standard Appendix Q guidelines, missing a YTD balance sheet
                                                                                                                                                                                           sufficient (C-Corp). (XXX XXX/C-Corp 1120)                                        1120)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      P&L was not signed. Compensating Factors In same line of work for 15 years. XXX%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        CLTV. Lower housing payment.                                                      2025/XX/14: Client restates designation to Non-QM

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/14: This is a C corp. Balance sheet would not be required 4. General
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Documentation Requirements for Self-Employed Consumers.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Self-employed consumers must provide the following documentation:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        a. Signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        b. For a corporation, "S" corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules; and

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        c. Year to date profit and loss (P&L) statement and balance sheet.
625488395  XXX     XXX             XXX               34421807           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the     ARM loan program disclosure not provided to the borrower.                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2018         1/XX/2019                   MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           borrower.
625488395  XXX     XXX             XXX               34421808           compliance      1                QM Employment History - Current Employment Documentation lacks Date Info          Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two      Verified data updated as per provided documents.                                                                                                                                                                                      1/XX/2018                                     MA     Refinance - Cash-out - Other               Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/14: Client restates designation to Non-QM
                                                                                                                                                                                           years current employment. (XXX/14686929)
625488395  XXX     XXX             XXX               34421809           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan                              Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              1/XX/2018                                     MA     Refinance - Cash-out - Other               Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: See attached 1120s that were signed at closing. P&L. We agree that    2025/XX/12: Per standard Appendix Q guidelines, missing a YTD balance sheet
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                       Designation of Non QM.                                                                                       Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               P&L was not signed. Compensating Factors In same line of work for 15 years. XXX%
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        CLTV. Lower housing payment.                                                      2025/XX/14: Client restates designation to Non-QM
625488395  XXX     XXX             XXX               34421810           compliance      2                TRID Revised Loan Estimate Timing Before Closing                                  TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2018    Verified data updated as per provided documents.                                                             TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  1/XX/2018         1/XX/2019                   MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           not received by borrower at least four (4) business days prior to closing.                                                                                                                     liability.
                                                                                                                                                                                           (Interim/01/XX/2018)
625488395  XXX     XXX             XXX               34421811           compliance      2                General Ability To Repay Provision Investor Qualification Method not Matching     Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender   The Qualification Method used by the lender does not match the ATR payment                                                                                                                                                            1/XX/2018                                     MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         ATR                                                                               does not match the ATR payment calculation methods under 1026.43(c)(5).           calculation methods under 1026.43(c)(5).
625488395  XXX     XXX             XXX               34421812           compliance      1                Appendix Q Liabilities – Invalid Exclusion Basis                                  Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded  PSW in file for the exclusion of the deferred student loan payments.                                                                                                                                                                  1/XX/2018                                     MA     Refinance - Cash-out - Other               Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/14: Client restates designation to Non-QM
                                                                                                                                                                                           from DTI calculation for a prohibited reason.
625488395  XXX     XXX             XXX               34421813           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Client restates designation to Non-QM                                                                        Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              1/XX/2018                                     MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              A                           A                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625489309  XXX     XXX             XXX               34421824           compliance      2                ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided       ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to        Right to Receive a Copy of appraisal is not provided to applicant within three                               There is generally no Assignee Liability.                                                                                2/XX/2018                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                                                                                                                                                    2025/XX/04: Client elected to waive
                                                                                                         Timely                                                                            Receive a Copy" appraisal disclosure to applicant within three (3) business days  (3) business days of application.
                                                                                                                                                                                           of application or determination of first lien status.
625489491  XXX     XXX             XXX               34421845           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              E-sign Consent Agreement is missing.                                                                                                                                                                                                  12/XX/2019                                    MA     Purchase                                   Second Home               Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/14: Client elects to waive with compensating factor.
625489491  XXX     XXX             XXX               34421846           compliance      1                Other Income - Not to be used for qualifying                                      Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not      Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX                                                                                                                                                       12/XX/2019                                    MA     Purchase                                   Second Home               Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/14: Client restates designation to Non-QM
                                                                                                                                                                                           permitted for use under Appendix Q. (XXX XXX/Asset Depletion)                     XXX/Asset Depletion)
625489491  XXX     XXX             XXX               34421847           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan                              Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              12/XX/2019                                    MA     Purchase                                   Second Home               Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/14: Client restates designation to Non-QM
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                       Designation of Non QM.                                                                                       Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.
625489491  XXX     XXX             XXX               34421849           compliance      2                TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided             TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total       The Recording fee was previiously disclosed to the borrower on the Loan estimate                                                                                                                                                      12/XX/2019        12/XX/2020                  MA     Purchase                                   Second Home               Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no     as $XXX but it increased on the closing disclosure as $XXX with no cure provided
                                                                                                                                                                                           cure was provided to the borrower. (0)                                            to the borrower. Insufficient or no cure was provided to the borrowe
625489491  XXX     XXX             XXX               34421850           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit  The Credit report fee was previiously disclosed to the borrower on the Loan                                  TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  12/XX/2019        12/XX/2020                  MA     Purchase                                   Second Home               Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no      estimate as $XXX but it increased on the closing disclosure as $XXX with no cure                             liability.
                                                                                                                                                                                           cure was provided to the borrower. (7520)                                         provided to the borrower. Insufficient or no cure was provided to the borrowe
625489491  XXX     XXX             XXX               34421851           compliance      2                TRID Final Closing Disclosure Will Not Have Escrow - Reason                       TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure     Loan Disclosures: Final Closing Disclosure provided on 12/XX/2019 incorrectly                                TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  12/XX/2019        12/XX/2020                  MA     Purchase                                   Second Home               Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 12/XX/2019 incorrectly disclosed whether the loan will have an        disclosed whether the loan will have an escrow account.                                                      liability.
                                                                                                                                                                                           escrow account. (Final/12/XX/2019)
625489491  XXX     XXX             XXX               34421853           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Client restates designation to Non-QM                                                                        Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              12/XX/2019                                    MA     Purchase                                   Second Home               Yes                      B                            B                              A                           A                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625489223  XXX     XXX             XXX               34421935           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    4/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                            Temporary SHQM (GSE/Agency Eligible)                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625489223  XXX     XXX             XXX               34421937           credit          2                This loan closed during the COVID-19 affected timeframe. Asset Account date is    Financial Institution: XXX // Account Type: Individual Retirement Account (IRA)                                                                                                                                                                                                                                         4/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                            Temporary SHQM (GSE/Agency Eligible)                                                                                    2025/XX/14: Client elects to waive with compensating factors.
                                                                                                         more than 60 days prior to the Note date or notary date.                          / Account Number: XXX Note Date: 04/XX/2020; Notary Date: 04/XX/2020
625489068  XXX     XXX             XXX               34421970           credit          2                REO Documents are missing.                                                        Address: XXX, MA Statement                                                        Provide Mortgage statement for the property 15-17 Elliot Road, rental property                                                                                                                                                        5/XX/2020                                     MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                                                                                                             is missing.
625489068  XXX     XXX             XXX               34421972           compliance      2                General Ability To Repay Provision Investor Qualification Method not Matching     Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender   The Qualification Method used by the lender does not match the ATR payment                                                                                                                                                            5/XX/2020                                     MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         ATR                                                                               does not match the ATR payment calculation methods under 1026.43(c)(5).           calculation methods.
625489068  XXX     XXX             XXX               34421973           compliance      2                Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not  Massachusetts Home Loan: No evidence in loan file of document or worksheet        Tangible Net Benefit Worksheet is missing in the file.                                                       The regulations do not clarify the enforcement provisions of Mass. Gen. L. c.                                            5/XX/2020         5/XX/2023                   MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         in File                                                                           indicating how the lender determined that the home loan is in the borrower's                                                                                                                   183. Accordingly, the consequences of a compliance failure remain unclear. In
                                                                                                                                                                                           interest.                                                                                                                                                                                      particular, it is probable that a violation of the "borrower's interest"
                                                                                                                                                                                                                                                                                                                                                                                          standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.
625489068  XXX     XXX             XXX               34421974           compliance      2                TRID Initial Loan Estimate Timing Electronically Provided                         TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s)      Loan Estimate not delivered to Borrower(s) within three (3) business days of                                 TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  5/XX/2020         5/XX/2021                   MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           within three (3) business days of application. Initial Loan Estimate dated        application. Initial Loan Estimate dated 03/XX/2020 was electronically provided                              liability.
                                                                                                                                                                                           03/XX/2020 was electronically provided without or prior to borrower's consent to  without or prior to borrower's consent to receive electronic disclosures.
                                                                                                                                                                                           receive electronic disclosures. Failure to comply with the provisions of the
                                                                                                                                                                                           E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2020)
625488739  XXX     XXX             XXX               34422006           compliance      2                TILA NMLSR - Individual Originator License Status Not Approved                    Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in                                                                                                                                                                                                                                        7/XX/2020         7/XX/2023                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           approved license status to conduct loan origination activities.
625488739  XXX     XXX             XXX               34422007           compliance      2                Massachusetts Late Charge Percent Testing                                         Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the                                                                                                                                                                                                                                             7/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           state maximum of 3%.
625488739  XXX     XXX             XXX               34422010           compliance      2                ARM Disclosure Timing Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the     ARM loan program disclosure not provided to the borrower within three (3) days                               TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2020         7/XX/2021                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           borrower within three (3) days of application.                                    of application.
625488739  XXX     XXX             XXX               34422011           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    7/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/14: Lender elects to waive with compensating factors.
625489264  XXX     XXX             XXX               34422013           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              E-sign Consent Agreement is missing.                                                                                                                                                                                                  6/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/14: Lender elects to waive with compensating factors.
625489264  XXX     XXX             XXX               34422014           compliance      1                Commission History less than one year                                             Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than one                                                                                                                                                                                                                                        6/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2024/XX/26: We agree. Qualified on base income and on half of commission. DTI     2025/XX/02: Lender provided justification. Exception is clear.
                                                                                                                                                                                           (1) year not considered effective income and no valid exceptions.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            would be 50.8 with just base income. Solid Credit, Large 40% downpayment and XXX
                                                                                                                                                                                           (XXX/Commission)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             in reserves.
625489264  XXX     XXX             XXX               34422015           compliance      1                Commission Paystub Timing                                                         Qualified Mortgage (Dodd-Frank 2014): Commission income. Missing date of most                                                                                                                                                                                                                                           6/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2024/XX/26: We agree. Qualified on base income and on half of commission. DTI     2025/XX/02: Income verification provided. Exception is clear.
                                                                                                                                                                                           recent paystub. (XXX/Commission)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             would be 50.8 with just base income. Solid Credit, Large 40% downpayment and XXX in reserves.
625489264  XXX     XXX             XXX               34422016           compliance      1                Commission Tax Documentation                                                      Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years                                                                                                                                                                                                                                               6/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2024/XX/26: We agree. Qualified on base income and on half of commission. DTI     2025/XX/02: Lender agrees, Refer to buyer.
                                                                                                                                                                                           consecutive signed tax returns or tax transcripts (XXX/Commission)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           would be 50.8 with just base income. Solid Credit, Large 40% downpayment and XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        in reserves.                                                                      2025/XX/08: Client agrees with the exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/03: We agree                                                              2025/XX/09: Client agrees with the exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/06: We agree                                                              2025/XX/14: Client restates designation to Non-QM

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/09: Refer to Buyer.
625489264  XXX     XXX             XXX               34422017           compliance      1                QM Employment History - Current and/or Previous Employment Documentation lacks    Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two      Borrower has less than two years of employment and was in college previously.                                                                                                                                                         6/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/14: Client restates designation to Non-QM
                                                                                                         Date Info                                                                         years employment history for current and/or prior employment. (XXX/14686994)
625489264  XXX     XXX             XXX               34422018           compliance      1                Wages Documentation                                                               Qualified Mortgage (Dodd-Frank 2014): Unable to verity income due to, missing     We have year end summary in file for current and previous year. Borrower has                                                                                                                                                          6/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2024/XX/26: We agree borrower was at XXX. Verified via Visa. Attached Employment  2025/XX/02: Income verification provided. Exception is clear.
                                                                                                                                                                                           W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)                                   less than two years of employment and was in XXX previously.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Letter, 1099, and Visa Application.
625489264  XXX     XXX             XXX               34422019           compliance      1                General Ability To Repay Provision Income and Assets - Commission                 Ability to Repay (Dodd-Frank 2014): Unable to verify Commission income due to,    We have year end summary in file for current and previous year. Borrower has                                 Assignee Liability: Violations can result in regular TILA damages (actual                                                6/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2024/XX/26: We agree borrower was at XXX. Verified via Visa. Attached Employment  2025/XX/02: Income verification provided. Exception is clear.
                                                                                                                                                                                           missing W-2, Paystub, or WVOE. (XXX XXX/Commission)                               less than two years of employment and was in XXX previously.                                                 damages, statutory damages of up to $XXX costs, and attorney's fees) and                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Letter, 1099, and Visa Application.
                                                                                                                                                                                                                                                                                                                                                                                          enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625489264  XXX     XXX             XXX               34422020           compliance      1                General Ability To Repay Provision Income and Assets - Wages                      Ability to Repay (Dodd-Frank 2014): Unable to verify income due to, missing W-2,  We have year end summary in file for current and previous year. Borrower has                                 Assignee Liability: Violations can result in regular TILA damages (actual                                                6/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2024/XX/26: We agree borrower was at XXX. Verified via Visa. Attached Employment  2025/XX/02: Income verification provided. Exception is clear.
                                                                                                                                                                                           Paystub, LES, ETS or WVOE. (XXX XXX/Wages)                                        less than two years of employment and was in XXX previously.                                                 damages, statutory damages of up to $XXX costs, and attorney's fees) and                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Letter, 1099, and Visa Application.
                                                                                                                                                                                                                                                                                                                                                                                          enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625489264  XXX     XXX             XXX               34422022           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  The employment history does not meet Safe Harbor QM requirements which resulted                              Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              6/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2024/XX/26: We agree borrower was at XXX. Verified via Visa. Attached Employment  2025/XX/02: Lender agrees. Refer to buyer.
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                       in an ATR failure.                                                                                           Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               Letter, 1099, and Visa Application.
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/08: EXCEPTION HISTORY - Exception Detail was updated on 01/XX/2025 PRIOR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/03: Visa states dates in school and graduation / completion of master     Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        program.                                                                          Designation of Safe Harbor QM does not match Due Diligence Loan Designation of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/06: Visa states dates in school and graduation / completion of master
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        program.                                                                          2025/XX/09: Client agrees with income verification failure.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/14: Client restates designation to Non-QM
625489264  XXX     XXX             XXX               34422024           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Client restates designation to Non-QM                                                                        Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              6/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              A                           A                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625489118  XXX     XXX             XXX               34422027           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    7/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                            Safe Harbor QM                                                                                                          2025/XX/14: Lender elects to waive with compensating factors.
625489132  XXX     XXX             XXX               34422035           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    8/XX/2020                                     RI     Purchase                                   Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM                                                                                                          2025/XX/14: Lender elects to waive with compensating factors.
625489132  XXX     XXX             XXX               34422038           compliance      2                TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided             TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total       Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of                                                                                                                                                         8/XX/2020         8/XX/2021                   RI     Purchase                                   Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM                                                                                                          2025/XX/04: Client elected to waive
                                                                                                                                                                                           amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no     $XXX plus 10% or $XXX. Insufficient, So Please provide COC/Final CD for changed
                                                                                                                                                                                           cure was provided to the borrower. (0)                                            fee amount.
625489132  XXX     XXX             XXX               34422039           credit          2                Guideline Requirement: Loan to value discrepancy.                                 Calculated loan to value percentage of XX% exceeds Guideline loan to value        Calculated loan to value percentage of XX% exceeds Guideline loan to value                                                                                                                                                            8/XX/2020                                     RI     Purchase                                   Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM                                                                                                          2025/XX/14: Lender elects to waive with compensating factors.
                                                                                                                                                                                           percentage of 75.00000%.                                                          percentage of 75.00000%.
625489132  XXX     XXX             XXX               34422040           credit          2                Guideline Requirement: Combined loan to value discrepancy.                        Calculated combined loan to value percentage of XX% exceeds Guideline combined    Calculated combined loan to value percentage of XX% exceeds Guideline combined                                                                                                                                                        8/XX/2020                                     RI     Purchase                                   Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM                                                                                                          2025/XX/14: Lender elects to waive with compensating factors.
                                                                                                                                                                                           loan to value percentage of 75.00000%.                                            loan to value percentage of 75.00000%.
625488471  XXX     XXX             XXX               34422059           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              E-sign Consent Agreement is missing.                                                                                                                                                                                                  9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/14: Lender elects to waive with compensating factors.
625488471  XXX     XXX             XXX               34422060           compliance      2                TRID Initial Closing Disclosure Timing without Waiver                             TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Initial CD issued 9/XX/2020 and received by the borrower 9/XX/2020 which is less                             TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2020         9/XX/2021                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           at least three (3) business days prior to closing. (Initial/09/XX/2020)           than three business days prior to closing of 9/XX/2020.                                                      liability.
625488471  XXX     XXX             XXX               34422062           compliance      1                Alimony Child Support Maintenance Income                                          Qualified Mortgage (Dodd-Frank 2014): Alimony/Child Support/Maintenance income    Loan is qualified using Safe Harbor QM however compliance is considering loan                                                                                                                                                         9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/13: Client restates designation to Non-QM
                                                                                                                                                                                           verification requirement not met. (XXX XXX/Alimony)                               designation as Non QM.
625488471  XXX     XXX             XXX               34422063           compliance      1                Other Income - Not to be used for qualifying                                      Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not      Asset depletion was used to qualify the borrower.                                                                                                                                                                                     9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/13: Client restates designation to Non-QM
                                                                                                                                                                                           permitted for use under Appendix Q. (XXX XXX/Asset Depletion)
625488471  XXX     XXX             XXX               34422064           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Loan Designation discrepancy due to use of asset depletion and alimony.                                      Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/13: Client restates designation to Non-QM
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                                                                                                                                    Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.
625488471  XXX     XXX             XXX               34422065           compliance      1                Alimony Child Support Maintenance Continuance                                     Qualified Mortgage (Dodd-Frank 2014): Alimony/Child Support/Maintenance minimum   Lender exception for using alimony income with less than three year continuance.                                                                                                                                                      9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/13: Client restates designation to Non-QM
                                                                                                       three (3) year continuance requirement not met. (XXX XXX/Alimony)
625488471  XXX     XXX             XXX               34422066           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Client restates designation to Non-QM                                                                        Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              A                           A                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625488993  XXX     XXX             XXX               34422069           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    9/XX/2020                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Lender elects to waive with compensating factors.
625488993  XXX     XXX             XXX               34422070           credit          2                Guideline Requirement: Representative FICO score discrepancy.                     Representative FICO score of 678 is less than Guideline representative FICO       FICO score of 678 is less than Guideline FICO score of 680.                                                                                                                                                                           9/XX/2020                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Lender elects to waive with compensating factors.
                                                                                                                                                                                           score of 680.
625489154  XXX     XXX             XXX               34422075           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              E-sign Consent Agreement is missing.                                                                                                                                                                                                  10/XX/2020                                    MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/14: Lender elects to waive with compensating factors.
625489154  XXX     XXX             XXX               34422076           credit          2                Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM)                                                                                       Verification of Rent (VOR) is missing.                                                                                                                                                                                                10/XX/2020                                    MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/14: Lender elects to waive with compensating factors.
                                                                                                         not provided
625489154  XXX     XXX             XXX               34422077           compliance      2                General Ability To Repay Provision Investor Qualification Method not Matching     Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender                                                                                                                                                                                                                                         10/XX/2020                                    MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         ATR                                                                               does not match the ATR payment calculation methods under 1026.43(c)(5).
625489154  XXX     XXX             XXX               34422078           compliance      2                TRID Interim Closing Disclosure Timing Irregular Transactions Test                TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or    Corrected Closing Disclosure provided on or after 10/XX/2020 contains a change                               TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  10/XX/2020        10/XX/2021                  MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           after 10/XX/2020 contains a change in APR and was not received by borrower at     in APR and was not received by borrower at least three (3) business days prior                               liability.
                                                                                                                                                                                           least three (3) business days prior to consummation                               to consummation
625488592  XXX     XXX             XXX               34422117           credit          2                REO Documents are missing.                                                        Address: XXX, MA Insurance Verification, Tax Verification                         Missing Insurance and tax verification for REO XXX.                                                                                                                                                                                   10/XX/2020                                    MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Lender elects to waive with compensating factors.
625489688  XXX     XXX             XXX               34422195           compliance      1                Sole Proprietorship Income Documentation Test                                     Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not                                                                                                                                                                                                                                            7/XX/2021                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2024/XX/31: 2020,2019,P&L and CPA Letter Attached. DTI is at 12.512               2025/XX/04: The 2021 balance sheet was not provided in the uploaded documents.
                                                                                                                                                                                           sufficient (Sole Proprietorship). (XXX XXX/Schedule C)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Please provide for review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/13: Disagree,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        https://www.consumerfinance.gov/rules-policy/regulations/1026/2021/XX/17/q/,      2025/XX/14: Client restates designation to Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Section 4 says this is just required on an "S" corp or partnership.
625489688  XXX     XXX             XXX               34422196           compliance      2                TRID Initial Loan Estimate Timing Electronically Provided                         TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s)                                                                                                                   TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  7/XX/2021         7/XX/2022                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           within three (3) business days of application. Initial Loan Estimate dated                                                                                                                     liability.
                                                                                                                                                                                           06/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the
                                                                                                                                                                                           E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/06/XX/2021)
625489688  XXX     XXX             XXX               34422197           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2021         7/XX/2022                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           borrower.
625489688  XXX     XXX             XXX               34422198           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Data updated correctly.                                                                                      Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              7/XX/2021                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2024/XX/31: 2020,2019,P&L and CPA Letter Attached. DTI is at 12.512               2025/XX/04: The 2021 balance sheet was not provided in the uploaded documents.
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                                                                                                                                    Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Please provide for review.
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/13: Disagree,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        https://www.consumerfinance.gov/rules-policy/regulations/1026/2021/XX/17/q/,      2025/XX/14: Client restates designation to Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Section 4 says this is just required on an "S" corp or partnership.
625489688  XXX     XXX             XXX               34422200           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Client restates designation to Non-QM.                                                                       Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              7/XX/2021                                     MA     Purchase                                   Primary                   Yes                      B                            B                              A                           A                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625488356  XXX     XXX             XXX               34422240           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       3/XX/2021                                     CT     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/07: Client provided BPO extract with current dates and indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625489398  XXX     XXX             XXX               34422259           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    3/XX/2021                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/14: Client elects to waive with compensating factors.
625489398  XXX     XXX             XXX               34422260           compliance      1                Income Method of Calculation                                                      Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the                                                                                                                                                                                                                                                  3/XX/2021                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2024/XX/31: Used 2020 Tax Returns as borrower was in the same line of work for 5  2025/XX/05: Income has been corrected to the 2-year average.
                                                                                                                                                                                           qualifying monthly income is not supported by the earnings history/trend.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    years. Borrower became full time in 2019. 2020 reflects full year of full time
                                                                                                                                                                                           (XXX/Schedule C)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             income.
625489398  XXX     XXX             XXX               34422261           compliance      1                Sole Proprietorship Income Documentation Test                                     Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not                                                                                                                                                                                                                                            3/XX/2021                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2024/XX/31: Used 2020 Tax Returns as borrower was in the same line of work for 5  2025/XX/05: EXCEPTION HISTORY - Exception Detail was updated on 01/XX/2025 PRIOR
                                                                                                                                                                                           sufficient (Sole Proprietorship). (XXX XXXSchedule C)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        years. Borrower became full time in 2019. 2020 reflects full year of full time    Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Self-employed income
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        income.                                                                           documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/13: Disagree,                                                             2025/XX/05: File is missing the 2020 Balance Sheet. Please provide for review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        https://www.consumerfinance.gov/rules-policy/regulations/1026/2021/XX/17/q/,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Section 4 says this is just required on an "S" corp or partnership.               2025/XX/14: Client restates designation to Non-QM.
625489398  XXX     XXX             XXX               34422262           compliance      2                General Ability To Repay Provision Investor Qualification Method not Matching     Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender                                                                                                                                                                                                                                         3/XX/2021                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         ATR                                                                               does not match the ATR payment calculation methods under 1026.43(c)(5).
625489398  XXX     XXX             XXX               34422264           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan                              Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              3/XX/2021                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2024/XX/31: Used 2020 Tax Returns as borrower was in the same line of work for 5  2025/XX/05: Loan designation remains ATR Fail due to a DTI of 45.09% and missing
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                       Designation of ATR Fail.                                                                                     Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               years. Borrower became full time in 2019. 2020 reflects full year of full time    the 2020 Balance Sheet.
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        income.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/14: Client restates designation to Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/13: XXX is primary loss is netted in borrower's rental income listed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        1003 (other income). 1003 was signed by borrower indicating their intent to use their vacated primary as an investment property. Exception was approved to use one year tax return to qualify
625489398  XXX     XXX             XXX               34422265           compliance      1                QM DTI                                                                            Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and  Total Debt to Income Ratio exceeds 43% and the images do not provide evidence                                Although this issue is subject to a 3 year SOL for affirmative claims under                                              3/XX/2021                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2024/XX/31: DTI is 39.798. See attached final 1008                                2025/XX/05: Calculated DTI is 45.09%, which exceeds the Appendix Q maximum DTI
                                                                                                                                                                                           the images do not provide evidence loan is eligible for purchase, guarantee or    loan is eligible for purchase, guarantee or insurance by the appropriate agency.                             TILA, AMC does not adjust grading taking into account TILA SOL for exceptions                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   of 43.00%. DTI increased due to the borrower's income must be averaged over 2
                                                                                                                                                                                           insurance by the appropriate agency.                                                                                                                                                           under ATR, given the potential for enhanced damages when asserting an ability to                                                                                                                                                                                                                                                                                                                                                                                                                                                              2025/XX/13: 379.46 is primary loss is netted in borrower's rental income listed   years per Appendix Q and the 2-year verified income is $XXX. In addition, the
                                                                                                                                                                                                                                                                                                                                                                                          repay defense in response to an action to collect a debt by recoupment or                                                                                                                                                                                                                                                                                                                                                                                                                                                                     on 1003 (other income). 1003 was signed by borrower indicating their intent to    final 1008 did not include the monthly expenses of $XXX for the borrower's
                                                                                                                                                                                                                                                                                                                                                                                          set-off.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      use their vacated primary as an investment property. Exception was approved to    retained departure residence. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        use one year tax return to qualify
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/14: Client restates designation to Non-QM.
625489398  XXX     XXX             XXX               34422267           compliance      1                QM Employment History                                                             Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.     Borrower had a job gap between self-employment from 01/XX/2019 to 08/XX/2019                                                                                                                                                          3/XX/2021                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/13: We do not see a gap. See attached showing borrower has been employed  2025/XX/14: Client restates designation to Non-QM.
                                                                                                                                                                                           (XXX XXX/14716631)                                                                which is greater than 30 days. File is missing the borrower's job gap                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      since June of 2016
                                                                                                                                                                                                                                                                             explanation letter as required by Appendix Q.
625489398  XXX     XXX             XXX               34422268           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Client restates designation to Non-QM.                                                                       Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              3/XX/2021                                     MA     Purchase                                   Primary                   Yes                      B                            B                              A                           A                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625489411  XXX     XXX             XXX               34422289           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              E-Sign Consent Agreement is not provided.                                                                                                                                                                                             5/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625489153  XXX     XXX             XXX               34422291           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each                                                                                                                                                                                                                                         3/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                                                                                                                                                    2025/XX/04: Client elected to waive
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/03/XX/2021)
625489153  XXX     XXX             XXX               34422292           credit          2                REO Documents are missing.                                                        Address: XXX, MA Statement                                                                                                                                                                                                                                                                                              3/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625489153  XXX     XXX             XXX               34422293           property        2                Appraisal is required to be in name of Lender                                     Valuation Type: Appraisal / Valuation Report Date: 03/XX/2021                                                                                                                                                                                                                                                           3/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                                                                                                                                                    2025/XX/04: Client elected to waive
625489603  XXX     XXX             XXX               34422295           credit          2                Guideline Requirement: Loan to value discrepancy.                                 Calculated loan to value percentage of XX% exceeds Guideline loan to value        Calculated loan to value percentage of XX% exceeds Guideline loan to value                                                                                                                                                            7/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                           percentage of 70.00000%.                                                          percentage of XX% with a loan amount greater than $XXX Million
625489603  XXX     XXX             XXX               34422296           credit          2                Guideline Requirement: Combined loan to value discrepancy.                        Calculated combined loan to value percentage of XX% exceeds Guideline combined    Calculated combined loan to value percentage of XX% exceeds Guideline combined                                                                                                                                                        7/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                           loan to value percentage of 70.00000%.                                            loan to value percentage of 70%, with a loan amount greater than $XXX million
625488452  XXX     XXX             XXX               34422332           credit          2                Verification(s) of employment is not within 10 business days of the Note.         Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:   Verbal VOE's dated 4/XX/2021 and 4/XX/2021, were not provided within 10 business                                                                                                                                                      5/XX/2021                                     MA     Refinance - Cash-out - Other               Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factor
                                                                                                                                                                                           10/XX/2018                                                                        days of the Note date of 5/XX/2021
625488452  XXX     XXX             XXX               34422333           credit          2                Income documentation requirements not met.                                                                                                                          Verbal VOE's dated 4/XX/2021 and 4/XX/2021, were not provided within 10 business                                                                                                                                                      5/XX/2021                                     MA     Refinance - Cash-out - Other               Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factor days of the Note date of 5/XX/2021
625488790  XXX     XXX             XXX               34422334           credit          2                Guideline Requirement: Loan to value discrepancy.                                 Calculated loan to value percentage of XX% exceeds Guideline loan to value        Loan exceeds maximum LTV of 65%. Lender exception in file.                                                                                                                                                                            8/XX/2021                                     MA     Refinance - Cash-out - Other               Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                           percentage of 65.00000%.
625488790  XXX     XXX             XXX               34422335           credit          2                Guideline Requirement: Combined loan to value discrepancy.                        Calculated combined loan to value percentage of XX% exceeds Guideline combined    Loan exceeds maximum CLTV of 65%. Lender exception in file.                                                                                                                                                                           8/XX/2021                                     MA     Refinance - Cash-out - Other               Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                           loan to value percentage of 65.00000%.
625488079  XXX     XXX             XXX               34422337           credit          2                Payment Shock exceeds credit guidelines.                                          Payment Shock: 277.28452%                                                                                                                                                                                                                                                                                               6/XX/2021                                     MA     Refinance - Cash-out - Other               Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625488079  XXX     XXX             XXX               34422338           credit          2                REO Documents are missing.                                                        Address: XXX, MA, Address: XXX, MA Insurance Verification, Tax Verification                                                                                                                                                                                                                                             6/XX/2021                                     MA     Refinance - Cash-out - Other               Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                           Insurance Verification, Tax Verification
625488079  XXX     XXX             XXX               34422339           credit          2                REO Documents are missing.                                                        Address: XXX, MA Insurance Verification, Tax Verification                                                                                                                                                                                                                                                               6/XX/2021                                     MA     Refinance - Cash-out - Other               Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625489522  XXX     XXX             XXX               34422346           credit          2                REO Documents are missing.                                                                                                                                                                                                                                                                                                                                                                                6/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625489522  XXX     XXX             XXX               34422347           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    6/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625489522  XXX     XXX             XXX               34422348           credit          2                Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of 67.01477% exceeds Guideline    Guideline Requirement: Investor qualifying total debt ratio discrepancy. Lenders                                                                                                                                                      6/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                           total debt ratio of 50.00000%.                                                    calculation does not include negative cash flow from the investment properties.
625489522  XXX     XXX             XXX               34422349           credit          2                REO Documents are missing.                                                        Address: XXX, MA, Address: XXX, MA Statement                                      Mortgage statement not provided for property located on Empire St. Please                                                                                                                                                             6/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                           Statement                                                                         provide for review
625489522  XXX     XXX             XXX               34422350           credit          2                AUS/Guideline Findings: All conditions were not met                                                                                                                 Guideline conditions were not met                                                                                                                                                                                                     6/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625489522  XXX     XXX             XXX               34422351           credit          2                Asset documentation requirements not met.                                                                                                                           Asset documentation requirements not met. 2 months of statements are required.                                                                                                                                                        6/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625489522  XXX     XXX             XXX               34422352           credit          2                Income documentation requirements not met.                                                                                                                          Income documentation requirements not met                                                                                                                                                                                             6/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625488976  XXX     XXX             XXX               34422355           credit          2                Mismatch of data related to Occupancy.                                            Borrower: XXX Occupancy: Investment; Declarations/Will borrower occupy: Yes       Occupancy status is showing investment however declarations/will borrower occupy                                                                                                                                                      6/XX/2021                                     RI     Purchase                                   Investment                No                       B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factor showing as Yes in final 1003 for co- borrower.
625488976  XXX     XXX             XXX               34422356           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in a FEMA Disaster area. A post-disaster                                                                                                                                                              6/XX/2021                                     RI     Purchase                                   Investment                No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                                                                                                                                                    2025/XX/07: Client provided BPO extract with current dates and indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage to the subject property is required.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488976  XXX     XXX             XXX               34422357           credit          2                Guideline Requirement: Loan to value discrepancy.                                 Calculated loan to value percentage of XX% exceeds Guideline loan to value        Calculated LTV is exceeding the guideline limit.                                                                                                                                                                                      6/XX/2021                                     RI     Purchase                                   Investment                No                       B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factor percentage of 75.00000%.
625488976  XXX     XXX             XXX               34422358           credit          2                Guideline Requirement: Combined loan to value discrepancy.                        Calculated combined loan to value percentage of XX% exceeds Guideline combined    Calculated CLTV is exceeding the guideline limit.                                                                                                                                                                                     6/XX/2021                                     RI     Purchase                                   Investment                No                       B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factor loan to value percentage of 75.00000%.
625488155  XXX     XXX             XXX               34422359           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                 The subject property is located in FEMA disaster area. A post-disaster                                                                                                                                                                6/XX/2021                                     MA     Purchase                                   Investment                Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                                                                                                                                                    2025/XX/07: Client provided BPO extract with current dates and indicating no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                     inspection verifying there was no damage to the subject property is required.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488155  XXX     XXX             XXX               34422360           credit          2                REO Documents are missing.                                                        Address: XXX, MA, Address: XXX, GA, Address: XXX, GA, Address: XXX, GA, Address:  Missing Mortgage statement for REO properties listed Below                                                                                                                                                                            6/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factor
                                                                                                                                                                                           XXX, GA, Address: XXX, GA, Address: XXX, GA, Address: XXX, GA Statement           XXX, MA
                                                                                                                                                                                           Insurance Verification                                                            XXX, GA
                                                                                                                                                                                           Insurance Verification                                                            XXX, GA
                                                                                                                                                                                           Insurance Verification                                                            XXX, GA
                                                                                                                                                                                           Insurance Verification, Tax Verification                                          XXX, GA:
                                                                                                                                                                                           Insurance Verification                                                            XXX, GA
                                                                                                                                                                                           Insurance Verification                                                            XXX, GA
                                                                                                                                                                                           Insurance Verification                                                            XXX, GA
625488155  XXX     XXX             XXX               34422361           credit          2                Verification(s) of employment is not within 10 business days of the Note.         Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:   Verification(s) of employment is not within 10 business days of the Note.                                                                                                                                                             6/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factor
                                                                                                                                                                                           04/XX/2012
625488444  XXX     XXX             XXX               34422380           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    7/XX/2021                                     MA     Refinance - Cash-out - Other               Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factor
625488444  XXX     XXX             XXX               34422381           credit          2                The verification of employment is required and was not found in file.             Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:   The file is missing the verbal verification of employment obtained within ten                                                                                                                                                         7/XX/2021                                     MA     Refinance - Cash-out - Other               Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factor
                                                                                                                                                                                           02/XX/2009                                                                        business days of closing.
625488444  XXX     XXX             XXX               34422382           credit          2                Verification(s) of employment is not within 10 business days of the Note.         Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:   The file is missing the verbal verification of employment obtained within ten                                                                                                                                                         7/XX/2021                                     MA     Refinance - Cash-out - Other               Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factor
                                                                                                                                                                                           02/XX/2009                                                                        business days of closing.
625488444  XXX     XXX             XXX               34422383           credit          2                Income documentation requirements not met.                                                                                                                          The file is missing the borrower's paystub and W-2. Please provide for review.                                                                                                                                                        7/XX/2021                                     MA     Refinance - Cash-out - Other               Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factor
625488204  XXX     XXX             XXX               34422455           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              E-Sign Consent is missing in file.                                                                                                                                                                                                    8/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625488204  XXX     XXX             XXX               34422456           credit          2                REO Documents are missing.                                                        Address: XXX, MA Statement                                                        Mortgage Statement is missing for property located at XXX[ADDRBACKSTOP], MA XXX.                                                                                                                                                      8/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625488954  XXX     XXX             XXX               34422457           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              E-Sign Consent Agreement is not provided.                                                                                                                                                                                             8/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625488954  XXX     XXX             XXX               34422458           credit          2                Guideline Issue:Insufficient asset documentation.                                 Financial Institution: XXX // Account Type: Checking / Account Number: XXX        Required 2 months consecutive bank statement for Santander account number 6438.                                                                                                                                                       8/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625488954  XXX     XXX             XXX               34422459           credit          2                AUS Findings: Available for Reserves discrepancy.                                 Calculated Available for Reserves of $XXX is less than AUS Available for                                                                                                                                                                                                                                                8/XX/2021                                     MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                           Reserves of $XXX.
625488844  XXX     XXX             XXX               34422464           credit          2                REO Documents are missing.                                                        Address: XXX, MA Statement                                                                                                                                                                                                                                                                                              8/XX/2021                                     MA     Refinance - Cash-out - Other               Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625488229  XXX     XXX             XXX               34422485           credit          2                Mismatch of data related to Occupancy.                                            Borrower: XXX Occupancy: Investment; Declarations/Will borrower occupy: Yes                                                                                                                                                                                                                                             11/XX/2021                                    MA     Refinance - Cash-out - Other               Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625489336  XXX     XXX             XXX               34422498           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              E-sign Consent Agreement is missing.                                                                                                                                                                                                  11/XX/2021                                    MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/14: Client elects to waive with compensating factors.
625489336  XXX     XXX             XXX               34422500           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the     ARM disclosure not provided.                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2021        11/XX/2022                  MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/04: Client elected to waive
                                                                                                                                                                                           borrower.
625489336  XXX     XXX             XXX               34422501           credit          2                Guideline Requirement: Representative FICO score discrepancy.                     Representative FICO score of 634 is less than Guideline representative FICO       FICO score of 634 is less than Guideline representative FICO score of 680.                                                                                                                                                            11/XX/2021                                    MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Safe Harbor QM (APOR)                                                                                                   2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                           score of 680.
625488939  XXX     XXX             XXX               34422506           credit          2                REO Documents are missing.                                                        Address: XXX, DC HOA Verification, Insurance Verification                                                                                                                                                                                                                                                               10/XX/2021                                    MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625488939  XXX     XXX             XXX               34422507           credit          2                REO Documents are missing.                                                        Address: XXX, NY HOA Verification                                                                                                                                                                                                                                                                                       10/XX/2021                                    MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625488147  XXX     XXX             XXX               34479078           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           The file is missing one or more of the core documents required for a review.                                                                                                                                                          11/XX/2020                                    MO     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2024/XX/26: Refute - Documents loaded to Box in Folder: "Exception Support:       2025/XX/04: Sufficient documentation has been provided for initial review.
                                                                                                                                                                                                                                                                             Please provide a Note, Security Instrument, initial 1003, final 1003, an AUS,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Incomplete Loan Images or File"
                                                                                                                                                                                                                                                                             Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's or TIL's, GFE's and HUD1's.
625488147  XXX     XXX             XXX               34479079           credit          1                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Most Recent Valuation Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                       11/XX/2020                                    MO     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/17: BPO extract provided with current inspection dates showing no
                                                                                                         most recent FEMA disaster.                                                        Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  damage.
                                                                                                                                                                                           Disaster Name: XXX
                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX
625488147  XXX     XXX             XXX               34479080           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   Evidence of receipt of appraisal 3 days prior to closing is not in file.                                                                                                                                                              11/XX/2020                                    MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                           (Type:Primary/10/XX/2020)
625488147  XXX     XXX             XXX               34479082           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2020        11/XX/2021                  MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488147  XXX     XXX             XXX               34479083           compliance      1                S-Corp Income Documentation Test                                                  Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not      Missing most recent 2 years tax returns signed and dated, and balance sheets.                                                                                                                                                         11/XX/2020                                    MO     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/13: Loan is ATR. Tax transcripts instead of signed tax returns were       2025/XX/17: Loan has been re designated at client request
                                                                                                                                                                                           sufficient (S-Corp). (XXX XXX/S-Corp)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        used. Document attached
625488147  XXX     XXX             XXX               34479084           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Loan designation discrepancy due to missing most recent 2 years tax returns                                  Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              11/XX/2020                                    MO     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/13: Loan is ATR. Tax transcripts instead of signed tax returns were       2025/XX/17: Loan has been re designated at client request
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                       signed and dated, and balance sheets.                                                                        Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               used. Document attached
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.
625488147  XXX     XXX             XXX               34479086           compliance      2                TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed            TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Escrow discrepancies due to Hazard insurance calculation. Due diligence                                      TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2020        11/XX/2021                  MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 11/XX/2020 disclosed an escrow payment for payment stream 2 that      calculation is higher based on loan data in file.                                                            defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual payment for the loan. (ProjSeq:2/2671682)
625488147  XXX     XXX             XXX               34479087           compliance      2                TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed            TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Escrow discrepancies due to Hazard insurance calculation. Due diligence                                      TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2020        11/XX/2021                  MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 11/XX/2020 disclosed an escrow payment for payment stream 3 that      calculation is higher based on loan data in file.                                                            defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual payment for the loan. (ProjSeq:3/2671683)
625488147  XXX     XXX             XXX               34479088           compliance      2                TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed            TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Escrow discrepancies due to Hazard insurance calculation. Due diligence                                      TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2020        11/XX/2021                  MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 11/XX/2020 disclosed an escrow payment for payment stream 4 that      calculation is higher based on loan data in file.                                                            defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual payment for the loan. (ProjSeq:4/2671684)
625488147  XXX     XXX             XXX               34479089           compliance      2                TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test       TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Escrow discrepancies due to Hazard insurance calculation. Due diligence                                      TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2020        11/XX/2021                  MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 11/XX/2020 disclosed an escrow payment for payment stream 1 that      calculation is higher based on loan data in file.                                                            defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual payment for the loan. (ProjSeq:1/2671681)
625488147  XXX     XXX             XXX               34479090           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Loan has been re designated at client request                                                                Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              11/XX/2020                                    MO     Purchase                                   Primary                   No                       B                            B                              A                           A                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625488236  XXX     XXX             XXX               34479092           compliance      2                TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -      TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs      Escrowed Property Costs over Year 1 year not provided in closing disclosure.                                 TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  5/XX/2021         5/XX/2022                   MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         October 2018 Construction Permanent                                               over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2021 are                                                                                                                      liability.
                                                                                                                                                                                           overdisclosed. (Final/05/XX/2021)
625488236  XXX     XXX             XXX               34479097           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Closing disclosure Projected payment not matching with Calculated payments.                                  TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2021         5/XX/2022                   MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 05/XX/2021 disclosed an Estimated Total Monthly Payment for payment                                                                                                                defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 3 that does not match the actual total payment for the loan.
                                                                                                                                                                                           (ProjSeq:3/2646220)
625488236  XXX     XXX             XXX               34479098           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Closing disclosure Projected payment not matching with Calculated payments.                                  TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2021         5/XX/2022                   MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 05/XX/2021 disclosed an Estimated Total Monthly Payment for payment                                                                                                                defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 4 that does not match the actual total payment for the loan.
                                                                                                                                                                                           (ProjSeq:4/2646221)
625488236  XXX     XXX             XXX               34479099           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Closing disclosure Projected payment not matching with Calculated payments.                                  TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                5/XX/2021         5/XX/2022                   MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 05/XX/2021 with an increasing payment disclosed the due date of the last                                                                                                                    Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the loan. (Final/05/XX/2021)
625488236  XXX     XXX             XXX               34479100           compliance      2                TRID Initial Loan Estimate Timing Electronically Provided                         TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the    Inital loan estimate received on 04/XX/2021 and Application date is 11/XX/2020.                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  5/XX/2021         5/XX/2022                   MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           mail to Borrower(s) within three (3) business days of application.                                                                                                                             liability.
                                                                                                                                                                                           (Initial/04/XX/2021)
625488236  XXX     XXX             XXX               34479101           compliance      2                TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided             TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total       Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of                                                                                                                                                         5/XX/2021         5/XX/2022                   MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no     $XXX . no Valdi change circumstance in file.
                                                                                                                                                                                           cure was provided to the borrower. (0)
625488236  XXX     XXX             XXX               34479102           compliance      2                TRID Final Closing Disclosure Total Of Payments                                   TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Total of                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2021         5/XX/2022                   MO     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 05/XX/2021 disclosed an inaccurate Total of Payments on page 5 that   Payments on page 5 that does not match the actual total of payments for the loan                             defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual total of payments for the loan (fee amounts included    (fee amounts included in TOP calculation are based on Closing Disclosure dated
                                                                                                                                                                                           in TOP calculation are based on Closing Disclosure dated 05/XX/2021). The         05/XX/2021). The disclosed Total of Payments in the amount of $XXX is under
                                                                                                                                                                                           disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX      disclosed by $XXX compared to the calculated total of payments of $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/05/XX/2021)
625488896  XXX     XXX             XXX               34479108           compliance      2                General Ability To Repay Provision Investor Qualification Method not Matching     Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender   Ability To Repay Provision Investor Qualification Method not Matching ATR                                                                                                                                                             4/XX/2021                                     MN     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         ATR                                                                               does not match the ATR payment calculation methods under 1026.43(c)(5).
625488896  XXX     XXX             XXX               34479110           compliance      2                TRID Final Closing Disclosure AP Table Interest Only Payment                      TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        Adjustable Payment Table: Final Closing Disclosure provided on 04/XX/2021                                    TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2021         4/XX/2022                   MN     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 04/XX/2021 incorrectly disclosed whether the loan          incorrectly disclosed whether the loan contains Interest Only Payments due to                                liability.
                                                                                                                                                                                           contains Interest Only Payments. (Final/04/XX/2021)                               Construction loan terms.
625488896  XXX     XXX             XXX               34479111           compliance      2                TRID Final Closing Disclosure AP Table Maximum Payment                            TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        Projected Payment and Term Structure on CD and Note is mismatched due to                                     TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2021         4/XX/2022                   MN     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 04/XX/2021 disclosed a Maximum Payment amount and period   construction terms on loan.                                                                                  liability.
                                                                                                                                                                                           that does not match the actual terms for the loan. (Final/04/XX/2021)
625488896  XXX     XXX             XXX               34479112           compliance      2                TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Projected Payment and Term Structure on CD and Note is mismatched due to                                     TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2021         4/XX/2022                   MN     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 04/XX/2021 disclosed an Estimated Total Monthly Payment for payment   construction terms on loan.                                                                                  defense to foreclosure. Assignee liability.
                                                                                                                                                                                           stream 2 that does not match the actual total payment for the loan.
                                                                                                                                                                                           (ProjSeq:2/2647217)
625488896  XXX     XXX             XXX               34479113           compliance      2                TRID Final Closing Disclosure Payment Adjusts Every Test                          TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Projected Payment and Term Structure on CD and Note is mismatched due to                                     TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                4/XX/2021         4/XX/2022                   MN     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 04/XX/2021 with an increasing payment did not disclose the frequency of        construction terms on loan.                                                                                  Assignee liability.
                                                                                                                                                                                           adjustments. (Final/04/XX/2021)
625488896  XXX     XXX             XXX               34479114           compliance      2                TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate           TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Projected Payment and Term Structure on CD and Note is mismatched due to                                     TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2021         4/XX/2022                   MN     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 04/XX/2021 did not disclose the periodic principal and interest       construction terms on loan.                                                                                  defense to foreclosure. Assignee liability.
                                                                                                                                                                                           payment for payment stream 2. (ProjSeq:2/2647217)
625488896  XXX     XXX             XXX               34479115           compliance      2                TRID Final Closing Disclosure Projected Principal And Interest Payment Max        TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Projected Payment and Term Structure on CD and Note is mismatched due to                                     TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2021         4/XX/2022                   MN     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Payment Adjustable Rate                                                           provided on 04/XX/2021 disclosed a maximum periodic principal and interest        construction terms on loan.                                                                                  defense to foreclosure. Assignee liability.
                                                                                                                                                                                           payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/2647217)
625488896  XXX     XXX             XXX               34479116           compliance      2                TRID Interim Closing Disclosure Timing Irregular Transactions Test                TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or    Closing Disclosure provided on 04/XX/2021 does not reflect an APR therefore when                             TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2021         4/XX/2022                   MN     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           after 04/XX/2021 contains a change in APR and was not received by borrower at     the final was provided it reflects a change. Initial Closing Disclosure dated                                liability.
                                                                                                                                                                                           least three (3) business days prior to consummation                               04/XX/2021 reflects same APR as final.
625488896  XXX     XXX             XXX               34479117           compliance      2                TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided             TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total       Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of                                                                                                                                                         4/XX/2021         4/XX/2022                   MN     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no     $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                           cure was provided to the borrower. (0)
625488896  XXX     XXX             XXX               34479118           compliance      2                TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -      TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs                                                                                                                   TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2021         4/XX/2022                   MN     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         October 2018 Construction Permanent                                               over Year 1 of XXX on Final Closing Disclosure provided on 04/XX/2021 are                                                                                                                      liability.
                                                                                                                                                                                           overdisclosed. (Final/04/XX/2021)
625488896  XXX     XXX             XXX               34479120           compliance      2                TRID Final Closing Disclosure AP Table First Change Period                        TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        Final Closing Disclosure provided on 04/XX/2021 incorrectly disclosed the First                              TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2021         4/XX/2022                   MN     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 04/XX/2021 incorrectly disclosed the First Change period   Change period according to the disclosed Loan Product.                                                       liability.
                                                                                                                                                                                           according to the disclosed Loan Product. (Final/04/XX/2021)
625488896  XXX     XXX             XXX               34479121           compliance      2                TRID Final Closing Disclosure AP Table Subsequent Changes Test                    TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        Final Closing Disclosure provided on 04/XX/2021 disclosed a Subsequent Changes                               TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2021         4/XX/2022                   MN     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 04/XX/2021 disclosed a Subsequent Changes period that      period that does not match the actual terms for the loan.                                                    liability.
                                                                                                                                                                                           does not match the actual terms for the loan. (Final/04/XX/2021)
625488896  XXX     XXX             XXX               34479122           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 04/XX/2021 with an increasing payment                                   TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                4/XX/2021         4/XX/2022                   MN     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 04/XX/2021 with an increasing payment disclosed the due date of the last       disclosed the due date of the last payment of interest only that does not match                              Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the      the actual last payment for the loan.
                                                                                                                                                                                           loan. (Final/04/XX/2021)
625489559  XXX     XXX             XXX               34479123           compliance      2                ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each   No evidence that borrower received a copy of appraisal 3 business days to                                                                                                                                                             6/XX/2021                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             closing.
                                                                                                                                                                                           (Type:Primary/06/XX/2021)
625489559  XXX     XXX             XXX               34479126           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            6/XX/2021         6/XX/2024                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
625489559  XXX     XXX             XXX               34479128           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 06/XX/2021 with an increasing payment                                   TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                6/XX/2021         6/XX/2022                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 06/XX/2021 with an increasing payment disclosed the due date of the last       disclosed the due date of the last payment of interest only that does not match                              Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the      the actual last payment for the loan.
                                                                                                                                                                                           loan. (Final/06/XX/2021)
625489559  XXX     XXX             XXX               34479129           compliance      2                TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated          Amount of Estimated Property Costs over Year 1 of XXX on Final Closing                                       TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  6/XX/2021         6/XX/2022                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Construction Permanent                                                            Property Costs over Year 1 of XXX on Final Closing Disclosure provided on         Disclosure provided on 06/XX/2021 are overdisclosed.                                                         liability.
                                                                                                                                                                                           06/XX/2021 are overdisclosed. (Final/06/XX/2021)
625489559  XXX     XXX             XXX               34479130           compliance      2                TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided           TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender   Final Lender Credit of -$XXX exceeds tolerance of -$XXX. No valid COC in file.                               TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  6/XX/2021         6/XX/2022                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient                                                                                                                 liability.
                                                                                                                                                                                           or no cure was provided to the borrower. (9300)
625489559  XXX     XXX             XXX               34479131           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood   Fee Amount of $XXX exceeds tolerance of $XXX. No valid COC in file.                                          TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  6/XX/2021         6/XX/2022                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Certification (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX.                                                                                                                    liability.
                                                                                                                                                                                           Insufficient or no cure was provided to the borrower. (7579)
625489559  XXX     XXX             XXX               34479132           compliance      2                TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax     Fee Amount of $XXX exceeds tolerance of $XXX. No valid COC in file.                                          TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  6/XX/2021         6/XX/2022                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Service Fee (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX.                                                                                                                      liability.
                                                                                                                                                                                           Insufficient or no cure was provided to the borrower. (7580)
625488579  XXX     XXX             XXX               34479133           compliance      1                QM Employment History                                                             Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.     Letter of Explanation not provided for Employment Gap.                                                                                                                                                                                5/XX/2021                                     IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/07: Gap was from 6/XX/20 to 8/XX/20. This is just over 30 days. No LOX    2025/XX/15: Gap in employment letter is an Appendix Q requirement. Exception
                                                                                                                                                                                           (XXX XXX/14557081)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requested/Covid.                                                                  remains open.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/17: Loan has been re designated at client request
625488579  XXX     XXX             XXX               34479134           compliance      2                General Ability To Repay Provision Investor Qualification Method not Matching     Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender   Letter of Explanation not provided for Employment Gap.                                                                                                                                                                                5/XX/2021                                     IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         ATR                                                                               does not match the ATR payment calculation methods under 1026.43(c)(5).
625488579  XXX     XXX             XXX               34479135           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Originator Loan Designation mismatch due to Letter of Explanation not provided                               Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              5/XX/2021                                     IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/07: Gap was from 6/XX/20 to 8/XX/20. This is just over 30 days. No LOX    2025/XX/15: Gap in employment letter is an Appendix Q requirement. Exception
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                       for Employment Gap.                                                                                          Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               requested/Covid.                                                                  remains open.
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/17: Loan has been re designated at client request
625488579  XXX     XXX             XXX               34479138           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Loan has been re designated at client request                                                                Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              5/XX/2021                                     IL     Purchase                                   Primary                   No                       B                            B                              A                           A                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625489327  XXX     XXX             XXX               34479139           compliance      1                Rental Income Documentation - Schedule E Method Test                              Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement     Lease agreement not provided.                                                                                                                                                                                                         6/XX/2021                                     IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/13: 2020 and 2019 tax returns and transcripts uploaded. Since we used     2025/XX/17: Loan has been re designated at client request
                                                                                                                                                                                           not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               the tax returns, Schedule E, for rental income, the lease agreement is not
                                                                                                                                                                                           E)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           needed. For 2019's tax transcripts Management accepted letter from CPA, amended
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2019 return and proof of payment in lieu of 2019 transcripts.
625489327  XXX     XXX             XXX               34479140           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Lease agreement not provided for REO, XXX.                                                                   Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              6/XX/2021                                     IL     Purchase                                   Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/13: 2020 and 2019 tax returns and transcripts uploaded. Since we used     2025/XX/17: Loan has been re designated at client request
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                                                                                                                                    Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               the tax returns, Schedule E, for rental income, the lease agreement is not
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        needed. For 2019's tax transcripts Management accepted letter from CPA, amended
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2019 return and proof of payment in lieu of 2019 transcripts.
625489327  XXX     XXX             XXX               34479143           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Loan has been re designated at client request                                                                Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              6/XX/2021                                     IL     Purchase                                   Primary                   No                       B                            B                              A                           A                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625488170  XXX     XXX             XXX               34479151           compliance      2                TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided           TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender   Lender Credit Fee was last disclosed as -$$XXX on LE but disclosed as $XXX on                                TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  7/XX/2021         7/XX/2022                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Credits. Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or  Final Closing Disclosure. File does not contain a valid COC for this fee, nor                                liability.
                                                                                                                                                                                           no cure was provided to the borrower. (9300)                                      evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
625488583  XXX     XXX             XXX               34479160           credit          2                REO Documents are missing.                                                        Address: XXX, IL Insurance Verification, Tax Verification                         Investment property taxes and insurance are missing.                                                                                                                                                                                  12/XX/2021                                    IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/18: Compensating Factors for waive and downgrade.
625488583  XXX     XXX             XXX               34479161           compliance      1                Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time    Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not                                                                                                                  "Assignee Liability: Civil actions that may be brought against a creditor may be                                         12/XX/2021        12/XX/2024                  IL     Construction-Permanent                     Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: transcripts, profit and loss, proof lender (XXX) was licensed all     2025/XX/14: Exception cleared. NMLS data updated correctly.
                                                                                                         of Application                                                                    NMLS licensed or registered at time of application.                                                                                                                                            maintained against any assignee only if the violation is apparent on the face of                                                                                                                                                                                                                                                                                                                                                                                                                                                              uploaded. Proof co-borrower is self-employed can see borrower is a XXX (sch c
                                                                                                                                                                                                                                                                                                                                                                                          the disclosure or other documents assigned, except where the assignment was                                                                                                                                                                                                                                                                                                                                                                                                                                                                   income) and llc search of XXX is also uploaded
                                                                                                                                                                                                                                                                                                                                                                                          involuntary. This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of
                                                                                                                                                                                                                                                                                                                                                                                          $XXX or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
                                                                                                                                                                                                                                                                                                                                                                                          Effective 1/XX/2014 in addition to the aforementioned, the individual Loan
                                                                                                                                                                                                                                                                                                                                                                                          Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."
625488583  XXX     XXX             XXX               34479162           compliance      1                Check Loan Designation Match - ATR                                                Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    Due to missing 1040s not signed and dated.                                                                   Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              12/XX/2021                                    IL     Construction-Permanent                     Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: transcripts, profit and loss, proof lender (XXX) was licensed all     2025/XX/22: Transcripts provided, system cleared.
                                                                                                                                                                                           not match Due Diligence Loan Designation of ATR Fail.                                                                                                                                          Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               uploaded. Proof co-borrower is self-employed can see borrower is a XXX (sch c
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        income) and llc search of XXX is also uploaded
625488583  XXX     XXX             XXX               34479163           compliance      1                General Ability To Repay Provision Employment - Schedule C Test                   Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship  Due to following missing documents is required for this employment type: 1)                                  Assignee Liability: Violations can result in regular TILA damages (actual                                                12/XX/2021                                    IL     Construction-Permanent                     Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: transcripts, profit and loss, proof lender (XXX) was licensed all     2025/XX/22: Third party verification provided, system cleared.
                                                                                                                                                                                           status using reasonably reliable third-party records. (XXX XXX/Schedule C)        Third Party Verification; 2) CPA Letter; 3) Audited or Third Party Prepared YTD                              damages, statutory damages of up to $XXX costs, and attorney's fees) and                                                                                                                                                                                                                                                                                                                                                                                                                                                                      uploaded. Proof co-borrower is self-employed can see borrower is a XXX (sch c
                                                                                                                                                                                                                                                                             P&L; 4) Most recent transcript or signed/dated tax return (tax year end date no                              enhanced damages (an amount equal to the sum of all finance charges and fees                                                                                                                                                                                                                                                                                                                                                                                                                                                                  income) and llc search of XXX is also uploaded
                                                                                                                                                                                                                                                                             more than 120 days prior to Note Date); 5) Other document where "Reliable Third                              paid by the consumer, unless the creditor demonstrates that the failure to
                                                                                                                                                                                                                                                                             Party Source Employment" is checked; 6) 1099                                                                 comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625488583  XXX     XXX             XXX               34479164           compliance      1                General Ability To Repay Provision Employment - Schedule C Test                   Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship  Due to following missing documents is required for this employment type: 1)                                  Assignee Liability: Violations can result in regular TILA damages (actual                                                12/XX/2021                                    IL     Construction-Permanent                     Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: transcripts, profit and loss, proof lender (XXX) was licensed all     2025/XX/22: Third party verification provided, system cleared.
                                                                                                                                                                                           status using reasonably reliable third-party records. (XXX XXX/Schedule C)        Third Party Verification; 2) CPA Letter; 3) Audited or Third Party Prepared YTD                              damages, statutory damages of up to $XXX costs, and attorney's fees) and                                                                                                                                                                                                                                                                                                                                                                                                                                                                      uploaded. Proof co-borrower is self-employed can see borrower is a XXX (sch c
                                                                                                                                                                                                                                                                             P&L; 4) Most recent transcript or signed/dated tax return (tax year end date no                              enhanced damages (an amount equal to the sum of all finance charges and fees                                                                                                                                                                                                                                                                                                                                                                                                                                                                  income) and llc search of XXX is also uploaded
                                                                                                                                                                                                                                                                             more than 120 days prior to Note Date); 5) Other document where "Reliable Third                              paid by the consumer, unless the creditor demonstrates that the failure to
                                                                                                                                                                                                                                                                             Party Source Employment" is checked; 6) 1099                                                                 comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625488583  XXX     XXX             XXX               34479165           compliance      1                General Ability To Repay Provision Income and Assets - Schedule C                 Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income   Due to following missing documents is required for this income source: 1) Most                               Assignee Liability: Violations can result in regular TILA damages (actual                                                12/XX/2021                                    IL     Construction-Permanent                     Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: transcripts, profit and loss, proof lender (XXX) was licensed all     2025/XX/22: Transcripts provided, system cleared.
                                                                                                                                                                                           using reasonably reliable third-party records. (XXX XXX/Schedule C)               recent tax transcripts; 2) Most recent signed, dated 1040s; 3) Audited YTD P&L;                              damages, statutory damages of up to $XXX costs, and attorney's fees) and                                                                                                                                                                                                                                                                                                                                                                                                                                                                      uploaded. Proof co-borrower is self-employed can see borrower is a XXX (sch c
                                                                                                                                                                                                                                                                             4) 1099                                                                                                      enhanced damages (an amount equal to the sum of all finance charges and fees                                                                                                                                                                                                                                                                                                                                                                                                                                                                  income) and llc search of XXX is also uploaded
                                                                                                                                                                                                                                                                                                                                                                                          paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625488583  XXX     XXX             XXX               34479166           compliance      1                General Ability To Repay Provision Income and Assets - Schedule C                 Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income   Due to following missing documents is required for this income source: 1) Most                               Assignee Liability: Violations can result in regular TILA damages (actual                                                12/XX/2021                                    IL     Construction-Permanent                     Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: transcripts, profit and loss, proof lender (XXX) was licensed all     2025/XX/22: Transcripts provided, system cleared.
                                                                                                                                                                                           using reasonably reliable third-party records. (XXX XXX/Schedule C)               recent tax transcripts; 2) Most recent signed, dated 1040s; 3) Audited YTD P&L;                              damages, statutory damages of up to $XXX costs, and attorney's fees) and                                                                                                                                                                                                                                                                                                                                                                                                                                                                      uploaded. Proof co-borrower is self-employed can see borrower is a XXX (sch c
                                                                                                                                                                                                                                                                             4) 1099                                                                                                      enhanced damages (an amount equal to the sum of all finance charges and fees                                                                                                                                                                                                                                                                                                                                                                                                                                                                  income) and llc search of XXX is also uploaded
                                                                                                                                                                                                                                                                                                                                                                                          paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625488583  XXX     XXX             XXX               34479167           compliance      2                General Ability To Repay Provision Investor Qualification Method not Matching     Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender   Due to missing 1040s not signed and dated.                                                                                                                                                                                            12/XX/2021                                    IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         ATR                                                                               does not match the ATR payment calculation methods under 1026.43(c)(5).
625488583  XXX     XXX             XXX               34479168           compliance      1                Income/Asset Guideline Deficiency - ATR Impact                                    Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to   Due to missing 1040s not signed and dated.                                                                                                                                                                                            12/XX/2021                                    IL     Construction-Permanent                     Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: transcripts, profit and loss, proof lender (XXX) was licensed all     2025/XX/22: Transcripts provided, system cleared.
                                                                                                                                                                                           income and/or asset doc requirements which could result in a risk to the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     uploaded. Proof co-borrower is self-employed can see borrower is a XXX (sch c
                                                                                                                                                                                           borrower's ability to repay. (Exception is eligible to be regraded with                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      income) and llc search of XXX is also uploaded
                                                                                                                                                                                           compensating factors.)
625488583  XXX     XXX             XXX               34479171           compliance      2                TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -      TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs                                                                                                                   TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  12/XX/2021        12/XX/2022                  IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         October 2018 Construction Permanent                                               over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2021 are                                                                                                                      liability.
                                                                                                                                                                                           overdisclosed. (Final/12/XX/2021)
625488583  XXX     XXX             XXX               34479172           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Projected Payment and Term Structure on CD and Note is mismatched. As per Note                               TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                12/XX/2021        12/XX/2022                  IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 12/XX/2021 with an increasing payment disclosed the due date of the last       loan term is 348 Months and CD reflects 360 months along with 1 year interest                                Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the      only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
                                                                                                                                                                                           loan. (Final/12/XX/2021)
625488583  XXX     XXX             XXX               34479173           compliance      2                TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate           TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Projected Payment and Term Structure on CD and Note is mismatched. As per Note                               TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2021        12/XX/2022                  IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 12/XX/2021 disclosed a periodic principal and interest payment for    loan term is 348 Months and CD reflects 360 months along with 1 year interest                                defense to foreclosure. Assignee liability.
                                                                                                                                                                                           payment stream 3 that does not match the actual payment for the loan.             only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
                                                                                                                                                                                           (ProjSeq:3/2654942)
625488583  XXX     XXX             XXX               34479174           compliance      2                TRID Final Closing Disclosure Total Of Payments                                   TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Projected Payment and Term Structure on CD and Note is mismatched. As per Note                               TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2021        12/XX/2022                  IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 12/XX/2021 disclosed an inaccurate Total of Payments on page 5 that   loan term is 348 Months and CD reflects 360 months along with 1 year interest                                defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual total of payments for the loan (fee amounts included    only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
                                                                                                                                                                                           in TOP calculation are based on Closing Disclosure dated 01/XX/2022). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/12/XX/2021)
625488583  XXX     XXX             XXX               34479175           credit          2                Income documentation requirements not met.                                                                                                                          Due to following missing documents is required for this employment type: 1)                                                                                                                                                           12/XX/2021                                    IL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/18: Compensating Factors for waive and downgrade.
                                                                                                                                                                                                                                                                             Third Party Verification; 2) CPA Letter; 3) Audited or Third Party Prepared YTD
                                                                                                                                                                                                                                                                             P&L; 4) Most recent transcript or signed/dated tax return (tax year end date no more than 120 days prior to Note Date); 5) Other document where "Reliable Third
                                                                                                                                                                                                                                                                             Party Source Employment" is checked; 6) 1099
625488583  XXX     XXX             XXX               34479176           compliance      1                General Ability To Repay Provision Investor Guidelines                            Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more         Guideline requirement not met due to 1040s is not signed and dated; Therefore                                                                                                                                                         12/XX/2021                                    IL     Construction-Permanent                     Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: transcripts, profit and loss, proof lender (XXX) was licensed all     2025/XX/22: Transcripts provided, system cleared.
                                                                                                                                                                                           guideline components, the loan is at ATR risk.                                    ATR risk failed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           uploaded. Proof co-borrower is self-employed can see borrower is a XXX (sch c income) and llc search of XXX is also uploaded
625488583  XXX     XXX             XXX               34479178           compliance      1                Check Loan Designation Match - ATR Risk                                           Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does                                                                                                                 Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              12/XX/2021                                    IL     Construction-Permanent                     Primary                   No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/22: Transcripts provided, system cleared.
                                                                                                                                                                                           not match Due Diligence Loan Designation of ATR Risk.                                                                                                                                          Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.
625489696  XXX     XXX             XXX               34479179           credit          2                Available for Closing is insufficient to cover Cash From Borrower.                Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower  Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower                                                                                                                                                      1/XX/2022                                     MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/18: Compensating Factors for waive and downgrade.
                                                                                                                                                                                           $XXX.                                                                             $XXX.
625489696  XXX     XXX             XXX               34479180           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              E-sign consent is missing in loan file                                                                                                                                                                                                1/XX/2022                                     MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/18: Compensating Factors for waive and downgrade.
625489696  XXX     XXX             XXX               34479181           compliance      2                Disclosed Note P&I payment does not equal calculated P&I payment                  Disclosed Note P&I payment does not equal calculated P&I payment. Note P&I of     P&I payment. Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I                                                                                                                                                         1/XX/2022                                     MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR         was used for the APR calculation and compliance testing.
                                                                                                                                                                                           calculation and compliance testing.
625489696  XXX     XXX             XXX               34479182           compliance      1                Check Loan Designation Match - ATR                                                Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    Originator Loan Designation of Non QM does not match Due Diligence Loan                                      Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              1/XX/2022                                     MI     Refinance - Rate/Term                      Second Home               No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: Underwriter used Global Cash Flow for qualifying income. attached     2025/XX/22: Transcripts provided, system cleared.
                                                                                                                                                                                           not match Due Diligence Loan Designation of ATR Fail.                             Designation of ATR Fail.                                                                                     Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                               the Global Cash Flow and UW income calc to the Sharepoint. I also attached the
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        secretary of state printout as a verbal in case the reviewer was looking for this
625489696  XXX     XXX             XXX               34479183           compliance      1                General Ability To Repay Provision Income and Assets - S-Corp                     Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using          Unable to verify S-Corp income using reasonably reliable third-party records.                                Assignee Liability: Violations can result in regular TILA damages (actual                                                1/XX/2022                                     MI     Refinance - Rate/Term                      Second Home               No                       A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/08: Underwriter used Global Cash Flow for qualifying income. attached     2025/XX/22: Transcripts provided, system cleared.
                                                                                                                                                                                           reasonably reliable third-party records. (XXX/S-Corp)                             (XXX/S-Corp)                                                                                                 damages, statutory damages of up to $XXX costs, and attorney's fees) and                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Global Cash Flow and UW income calc to the Sharepoint. I also attached the
                                                                                                                                                                                                                                                                                                                                                                                          enhanced damages (an amount equal to the sum of all finance charges and fees                                                                                                                                                                                                                                                                                                                                                                                                                                                                  secretary of state printout as a verbal in case the reviewer was looking for
                                                                                                                                                                                                                                                                                                                                                                                          paid by the consumer, unless the creditor demonstrates that the failure to                                                                                                                                                                                                                                                                                                                                                                                                                                                                    this
                                                                                                                                                                                                                                                                                                                                                                                          comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625489696  XXX     XXX             XXX               34479184           compliance      2                General Ability To Repay Provision Investor Qualification Method not Matching     Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender   The Qualification Method used by the lender does not match the ATR payment                                                                                                                                                            1/XX/2022                                     MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         ATR                                                                               does not match the ATR payment calculation methods under 1026.43(c)(5).           calculation methods under 1
625489696  XXX     XXX             XXX               34479185           compliance      2                TRID Final Closing Disclosure AP Table Maximum Payment                            TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        Final Closing Disclosure provided on 01/XX/2022 disclosed a Maximum Payment                                  TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  1/XX/2022         1/XX/2023                   MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 01/XX/2022 disclosed a Maximum Payment amount and period   amount and period that does not match the actual terms for the loan.                                         liability.
                                                                                                                                                                                           that does not match the actual terms for the loan. (Final/01/XX/2022)
625489696  XXX     XXX             XXX               34479186           compliance      2                TRID Final Closing Disclosure AP Table Subsequent Changes Test                    TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        Final Closing Disclosure provided on 01/XX/2022 disclosed a Subsequent Changes                               TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  1/XX/2022         1/XX/2023                   MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 01/XX/2022 disclosed a Subsequent Changes period that      period that does not match the actual terms for the loan.                                                    liability.
                                                                                                                                                                                           does not match the actual terms for the loan. (Final/01/XX/2022)
625489696  XXX     XXX             XXX               34479187           compliance      2                TRID Final Closing Disclosure Balloon Payment Test                                TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 01/XX/2022 incorrectly disclosed whether                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                1/XX/2022         1/XX/2023                   MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 01/XX/2022 incorrectly disclosed whether the loan contains a Balloon Payment.  the loan contains a Balloon Payment. (Final/01/XX/2022)                                                      defense to foreclosure. Assignee liability.
                                                                                                                                                                                           (Final/01/XX/2022)
625489696  XXX     XXX             XXX               34479189           compliance      2                TRID Final Closing Disclosure Payment Interest Only Until                         TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final Closing Disclosure provided on 01/XX/2022 with an increasing payment                                   TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                1/XX/2022         1/XX/2023                   MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 01/XX/2022 with an increasing payment disclosed the due date of the last       disclosed the due date of the last payment of interest only that does not match                              Assignee liability.
                                                                                                                                                                                           payment of interest only that does not match the actual last payment for the      the actual last payment for the loan. (Final/01/XX/2022
                                                                                                                                                                                           loan. (Final/01/XX/2022)
625489696  XXX     XXX             XXX               34479190           compliance      2                TRID Final Closing Disclosure Payment Max Amount                                  TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  : Final Closing Disclosure provided on 01/XX/2022 with an increasing payment                                 TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure.                                                1/XX/2022         1/XX/2023                   MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           on 01/XX/2022 with an increasing payment disclosed the maximum possible amount    disclosed the maximum possible amount of principal and interest that does not                                Assignee liability.
                                                                                                                                                                                           of principal and interest that does not match the actual maximum amount for the   match the actual maximum amount for the loan.
                                                                                                                                                                                           loan. (Final/01/XX/2022)
625489696  XXX     XXX             XXX               34479191           compliance      2                TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate           TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   Final Closing Disclosure provided on 01/XX/2022 disclosed a periodic principal                               TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                1/XX/2022         1/XX/2023                   MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Subsequent Payments                                                               provided on 01/XX/2022 disclosed a periodic principal and interest payment for    and interest payment for payment stream 4 that does not match the actual payment                             defense to foreclosure. Assignee liability.
                                                                                                                                                                                           payment stream 4 that does not match the actual payment for the loan.             for the loan. (ProjSeq:4/2654025)
                                                                                                                                                                                           (ProjSeq:4/2654025)
625489696  XXX     XXX             XXX               34479192           compliance      2                TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated          Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final                             TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  1/XX/2022         1/XX/2023                   MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         Construction Permanent                                                            Property Costs over Year 1 of XXX on Final Closing Disclosure provided on         Closing Disclosure provided on 01/XX/2022 are overdisclosed.                                                 liability.
                                                                                                                                                                                           01/XX/2022 are overdisclosed. (Final/01/XX/2022)
625489696  XXX     XXX             XXX               34479193           compliance      2                TRID Final Closing Disclosure Total Of Payments                                   TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Final Closing Disclosure provided on 01/XX/2022 disclosed an inaccurate Total of                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                1/XX/2022         1/XX/2023                   MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           provided on 01/XX/2022 disclosed an inaccurate Total of Payments on page 5 that   Payments on page 5 that does not match the actual total of payments for the loan                             defense to foreclosure. Assignee liability.
                                                                                                                                                                                           does not match the actual total of payments for the loan (fee amounts included    (fee amounts included in TOP calculation are based on Closing Disclosure dated
                                                                                                                                                                                           in TOP calculation are based on Closing Disclosure dated 01/XX/2022). The         01/XX/2022). The disclosed Total of Payments in the amount of $XXX is under
                                                                                                                                                                                           disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX      disclosed by $XXX compared to the calculated total of payments of $XXX which
                                                                                                                                                                                           compared to the calculated total of payments of $XXX which exceeds the $XXX       exceeds the $XXX threshold.
                                                                                                                                                                                           threshold. (Final/01/XX/2022)
625489696  XXX     XXX             XXX               34479194           compliance      2                TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided           TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender   no valid changed circumstance available in loan file                                                         TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  1/XX/2022         1/XX/2023                   MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Credits. Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or                                                                                                               liability.
                                                                                                                                                                                           no cure was provided to the borrower. (9300)
625489696  XXX     XXX             XXX               34479196           credit          2                The verification of employment is required and was not found in file.             Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:   The verification of employment is required and was not found in file FOR XXX //                                                                                                                                                       1/XX/2022                                     MI     Refinance - Rate/Term                      Second Home               No                       B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/18: Compensating Factors for waive and downgrade.
                                                                                                                                                                                           01/XX/2008                                                                        Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2008
625489312  XXX     XXX             XXX               34479238           credit          1                Missing Document: Appraisal not provided                                                                                                                            Appraisal document is missing for the subject property.                                                                                                                                                                               9/XX/2020                                     MA     Refinance - Cash-out - Other               Investment                Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                                                                  2024/XX/24: Appraisal Attached                                                    2024/XX/31: Exception Remains - Provided Appraisal is not for subject property.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Required appraisal for subject property with report date prior to note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/03: Appraisal for subject property attached
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/05: No new documents have been received. Missing appraisal for subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/06: Appraisal for subject property attached                               property.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/08: Appraisal provided. Exception cleared.
625489312  XXX     XXX             XXX               34479239           credit          1                FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not      Disaster Name: XXX                                                                                                                                                                                                                                                                                                      9/XX/2020                                     MA     Refinance - Cash-out - Other               Investment                Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                                                                                                                                                    2025/XX/07: Client provided BPO extract with current dates and indicating no
                                                                                                         been inspected.                                                                   Disaster Declaration Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          damage.
                                                                                                                                                                                           Disaster End Date: XX/XX/XXXX
625489312  XXX     XXX             XXX               34479240           credit          2                Guideline Requirement: Loan to value discrepancy.                                 Calculated loan to value percentage of XX% exceeds Guideline loan to value                                                                                                                                                                                                                                              9/XX/2020                                     MA     Refinance - Cash-out - Other               Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Lender elects to waive with compensating factors.
                                                                                                                                                                                           percentage of 60.00000%.
625489312  XXX     XXX             XXX               34479241           credit          2                Guideline Requirement: Combined loan to value discrepancy.                        Calculated combined loan to value percentage of XX% exceeds Guideline combined                                                                                                                                                                                                                                          9/XX/2020                                     MA     Refinance - Cash-out - Other               Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Lender elects to waive with compensating factors.
                                                                                                                                                                                           loan to value percentage of 60.00000%.
625488608  XXX     XXX             XXX               34479242           credit          1                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                                                                                                                                                                                                                                                                    9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/02: E-Sign Consent Agreement Attached                                     2025/XX/03: Exception cleared - E-Sign Consent Agreement received in file.
625488608  XXX     XXX             XXX               34479243           credit          2                REO Documents are missing.                                                        Address: XXX, FL Insurance Verification                                           Evidence of insurance verification is not in file.                                                                                                                                                                                    9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                            Non QM                                2025/XX/02: P&S agreement for XXX attached. No MTG on XXX. Tax Payments           2025/XX/03: Exception Remains - We have received Purchase contract for the XXX,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Verified. HOI not required. Low DTI 16.835. See HUD 1 confirming borrower paid    FL. Provide the signed closing statement or final closing disclosure to evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     cash for property                                                                 the property has been sold.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/06: EXCEPTION HISTORY - Exception Detail was updated on 01/XX/2025 PRIOR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Exception Detail: Address: XXX, FL, Address: XXX, FL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          EXCEPTION HISTORY - Exception Explanation was updated on 01/XX/2025 PRIOR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Exception Explanation: Insurance Verification
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Insurance Verification

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/15: Client elects to waive with compensating factors.
625488608  XXX     XXX             XXX               34479244           compliance      1                Capital Gains Assets                                                              Qualified Mortgage (Dodd-Frank 2014): Documentation to support Capital Gains      Signed tax returns including Schedule D are not in file. Copies provided are                                                                                                                                                          9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/02: See attached 2019 and 2018 Tax Transcripts                            2025/XX/06: Upon further review this exception has been cleared.
                                                                                                                                                                                           income requirement not met. (XXX/Schedule D)                                      signed at closing.
625488608  XXX     XXX             XXX               34479245           compliance      1                Capital Gains Tax Returns                                                         Qualified Mortgage (Dodd-Frank 2014): Three (3) years tax returns to evaluate     Signed tax returns including Schedule D are not in file. Copies provided are                                                                                                                                                          9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/02: See attached 2019 and 2018 Tax Transcripts                            2025/XX/06: Upon further review this exception has been cleared.
                                                                                                                                                                                           Capital Gains or Losses requirement not met. (XXX/Schedule D)                     signed at closing.
625488608  XXX     XXX             XXX               34479246           compliance      1                Commission History less than one year                                             Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than one  Lender used a more conservative calculation per lender exception in file.                                                                                                                                                             9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/02: Large reserves of XXX. We used conservative income calculation and    2025/XX/06: Co-borrower was qualified with a monthly commission income which was
                                                                                                                                                                                           (1) year not considered effective income and no valid exceptions. (XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       documented borrowers future intentions with LOX attached.                         only verified with a current paystub. File is missing the 2019 and 2018 W-2's or
                                                                                                                                                                                           XXX/Commission)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                1099's to verify 2 years of receipt as required by Appendix Q. Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/13: Removing coborrower commission income out of the file DTI is 17.8.    remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Additionally XXX in reserves.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/14: Client restates designation to Non-QM
625488608  XXX     XXX             XXX               34479247           compliance      1                Commission Justification                                                          Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than two  Lender used a more conservative calculation per lender exception in file.                                                                                                                                                             9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/02: Large reserves of XXX. We used conservative income calculation and    2025/XX/06: Co-borrower was qualified with a monthly commission income which was
                                                                                                                                                                                           (2) years not justified or documented. (XXX XXX/Commission)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  documented borrowers future intentions with LOX attached.                         only verified with a current paystub. File is missing the 2019 and 2018 W-2's or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1099's to verify 2 years of receipt as required by Appendix Q. Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/13: Removing coborrower commission income out of the file DTI is 17.8.    remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Additionally XXX in reserves.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/14: Client restates designation to Non-QM
625488608  XXX     XXX             XXX               34479248           compliance      1                Interest Dividend Income                                                          Qualified Mortgage (Dodd-Frank 2014): Continuation of Interest/Dividend income    Lender used a more conservative calculation per lender exception in file.                                                                                                                                                             9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/02: Large reserves of XXX. We used conservative income calculation and    2025/XX/06: Upon further review this exception has been cleared.
                                                                                                                                                                                           supported with sufficient verified assets requirement not met. (XXX/Schedule B)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              documented borrowers future intentions with LOX attached.
625488608  XXX     XXX             XXX               34479249           compliance      1                K-1 Documentation                                                                 Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax                 Signed tax returns including Schedule K1's are not in file. Copies provided are                                                                                                                                                       9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/02: See attached 2019 and 2018 Tax Transcripts                            2025/XX/06: Upon further review this exception has been cleared.
                                                                                                                                                                                           returns/transcripts not provided for K-1 (Less than 25% Ownership) income.        signed at closing.
                                                                                                                                                                                           (XXX/Schedule K-1 less than 25 Percent)
625488608  XXX     XXX             XXX               34479250           compliance      1                Other Income - Not to be used for qualifying                                      Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not      Lender used a more conservative calculation per lender exception in file.                                                                                                                                                             9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/02: Large reserves of XXX. We used conservative income calculation and    2025/XX/06: Upon further review this exception has been cleared.
                                                                                                                                                                                           permitted for use under Appendix Q. (XXX/Other)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              documented borrowers future intentions with LOX attached.
625488608  XXX     XXX             XXX               34479251           compliance      1                Self-Employed Tax Return Recency                                                  Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business    File only contains the signature page for the 2020 tax return. Please provide                                                                                                                                                         9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                                                                                                  2025/XX/14: Client restates designation to Non-QM
                                                                                                                                                                                           or personal tax returns provided are not the most recent. Application Date        the full 2020 personal tax return for review and upon receipt, additional
                                                                                                                                                                                           07/XX/2020, Most Recent Tax Return End Date 01/XX/2019, Tax Return Due Date       conditions may apply.
                                                                                                                                                                                           05/XX/2020. (XXX/Schedule K-1 less than 25 Percent)
625488608  XXX     XXX             XXX               34479253           compliance      2                TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue  TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the  Evidence of receipt of Loan Estimate 4 days prior to closing is not in file.                                 TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2020         9/XX/2021                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                         and Received Date                                                                 date the Closing Disclosure was provided. (The Revised Loan Estimate was                                                                                                                       liability.
                                                                                                                                                                                           received on or after the Closing Disclosure.) (Interim/08/XX/2020)
625488608  XXX     XXX             XXX               34479254           compliance      1                General Ability To Repay Provision Income and Assets - K-1 Less 25%               Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25%           Signed tax returns including business tax returns are not in file. Copies                                    Assignee Liability: Violations can result in regular TILA damages (actual                                                9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/02: See attached 2019 and 2018 Tax Transcripts                            2025/XX/06: Upon further review this exception has been cleared.
                                                                                                                                                                                           Ownership) income using reasonably reliable third-party records. (XXX             provided are signed at closing.                                                                              damages, statutory damages of up to $XXX costs, and attorney's fees) and
                                                                                                                                                                                           XXX/Schedule K-1 less than 25 Percent)                                                                                                                                                         enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.
625488608  XXX     XXX             XXX               34479256           compliance      1                Check Loan Designation Match - QM                                                 Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor  Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not                                 Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      A                            A                              A                           A                          7/XX/2025             1/XX/2025                           Yes                                            Non QM                                2025/XX/02: See above                                                             2025/XX/06: EXCEPTION HISTORY - Exception Detail was updated on 01/XX/2025 PRIOR
                                                                                                                                                                                           QM does not match Due Diligence Loan Designation of Non QM.                       match Due Diligence Loan Designation of ATR Fail.                                                            Designation to the TPR firm performing the loan level due diligence and to have                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan
                                                                                                                                                                                                                                                                                                                                                                                          the TPR firm confirm said designation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2025/XX/13: 2020 tax returns or signature pages would not exist at closing.       Designation of Safe Harbor QM does not match Due Diligence Loan Designation of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          ATR Fail.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/06: File only contains the signature page for the 2020 tax return.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Please provide the full 2020 personal tax return for review. Exception remains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/14: Client restates designation to Non-QM
625488608  XXX     XXX             XXX               34479258           compliance      2                TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided             TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total       Ten Percent Fee increased without a valid change of circumstance. Cure was not                                                                                                                                                        9/XX/2020         9/XX/2021                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no     provided at closing.
                                                                                                                                                                                           cure was provided to the borrower. (0)
625488608  XXX     XXX             XXX               34479259           compliance      2                Self-Employed Tax Return Recency - ATR                                            Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or   File only contains the signature page for the 2020 tax return. Please provide                                                                                                                                                         9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           personal tax returns provided are not the most recent. Application Date           the full 2020 personal tax return for review and upon receipt, additional
                                                                                                                                                                                           07/XX/2020, Most Recent Tax Return End Date 01/XX/2019, Tax Return Due Date       conditions may apply.
                                                                                                                                                                                           05/XX/2020. (XXX XXX/Schedule K-1 less than 25 Percent)
625488608  XXX     XXX             XXX               34479260           compliance      2                Check Restated Loan Designation Match - General Ability to Repay                  Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did     Client restates designation to Non-QM                                                                        Rating Agency requirements are to have the Creditor provide the ATR/QM Loan                                              9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              A                           A                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           not match. However, the updated Loan Designation of Non QM matches the Due                                                                                                                     Designation to the TPR firm performing the loan level due diligence and to have
                                                                                                                                                                                           Diligence Loan Designation of Non QM.                                                                                                                                                          the TPR firm confirm said designation.
625489229  XXX     XXX             XXX               34479262           compliance      2                TRID Final Closing Disclosure AIR Table Maximum Interest Rate                     TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing  Final Closing Disclosure provided on 09/XX/2020 disclosed a Maximum Interest                                 TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  9/XX/2020         9/XX/2021                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           Disclosure provided on 09/XX/2020 disclosed a Maximum Interest Rate that does     Rate that does not match the actual maximum interest rate for the loan.                                      liability.
                                                                                                                                                                                           not match the actual maximum interest rate for the loan. (Final/09/XX/2020)
625489229  XXX     XXX             XXX               34479264           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the     ARM loan program disclosure not provided to the borrower.                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2020         9/XX/2021                   MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             3/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/04: Client elected to waive
                                                                                                                                                                                           borrower.
625489229  XXX     XXX             XXX               34479266           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              The file was missing a copy of the E-Sign Consent Agreement.                                                                                                                                                                          9/XX/2020                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                            Non QM                                                                                                                  2025/XX/14: Lender elects to waive with compensating factors.
625487958  XXX     XXX             XXX               34479275           credit          2                E-sign Consent Agreement is missing.                                              Disclosure: E-Sign Consent Agreement                                              E-sign Consent Agreement is missing.                                                                                                                                                                                                  11/XX/2021                                    MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625487958  XXX     XXX             XXX               34479276           credit          2                Guideline Requirement: PITIA reserves months discrepancy.                         Calculated PITIA months reserves of 10.89 is less than Guideline PITIA months     Calculated PITIA months reserves of 10.89 is less than Guideline PITIA months                                                                                                                                                         11/XX/2021                                    MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                           reserves of 12.00.                                                                reserves of 12.00.
625487958  XXX     XXX             XXX               34479277           credit          2                The verification of employment is required and was not found in file.             Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:   VVOE is missing in file for primary borrower's employer as "XXX".                                                                                                                                                                     11/XX/2021                                    MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                           02/XX/2016
625487958  XXX     XXX             XXX               34479278           credit          2                Verification(s) of employment is not within 10 business days of the Note.         Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:   VVOE is missing in file for primary borrower's employer as "XXX".                                                                                                                                                                     11/XX/2021                                    MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
                                                                                                                                                                                           02/XX/2016
625487958  XXX     XXX             XXX               34479279           credit          2                AUS/Guideline Findings: All conditions were not met                                                                                                                 1008 indicates the loan was manually underwritten.                                                                                                                                                                                    11/XX/2021                                    MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625487958  XXX     XXX             XXX               34479280           credit          2                Asset documentation requirements not met.                                                                                                                           1008 indicates the loan was manually underwritten                                                                                                                                                                                     11/XX/2021                                    MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625487958  XXX     XXX             XXX               34479281           credit          2                Income documentation requirements not met.                                                                                                                          1008 indicates the loan was manually underwritten                                                                                                                                                                                     11/XX/2021                                    MA     Purchase                                   Investment                Yes                      B                            B                              B                           B                          7/XX/2025             1/XX/2025           Yes                                                                                                                                                                                    2025/XX/14: Client elects to waive with compensating factors.
625488196  XXX     XXX             XXX               34497500           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2006                                     VA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488196  XXX     XXX             XXX               34518497           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             8/XX/2006                                     VA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing.
625489198  XXX     XXX             XXX               34497781           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2006                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date using the following dates: 05/XX/2006, 05/XX/2006. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                           TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625489198  XXX     XXX             XXX               34497783           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Til itemization did not include Tax cert fee of $XXX and document signing fee of  $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            5/XX/2006         5/XX/2009                   PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          $XXX as prepaid finance charge                                                                               for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489198  XXX     XXX             XXX               34520618           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2006                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          9/XX/2025
625489463  XXX     XXX             XXX               34497003           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             9/XX/2005                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2005 used as disbursement date for compliance testing.
625489463  XXX     XXX             XXX               34497004           compliance      2                Property Type Not Provided                                                        (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                                                                                              9/XX/2005                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           residence, state and federal testing may be impacted.
625489463  XXX     XXX             XXX               34497006           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2005         9/XX/2006                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489463  XXX     XXX             XXX               34497007           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2005         9/XX/2008                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           timing requirements.
625489463  XXX     XXX             XXX               34497008           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2005         9/XX/2008                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Date                                                                              three (3) business days from transaction date of 09/XX/2005.
625489463  XXX     XXX             XXX               34497009           compliance      2                Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance       Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            9/XX/2005         9/XX/2008                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Model Form for a refinance by a creditor that is not considered the original                                                                                                                   courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           creditor. The H-9 form was used, the H-8 form should have been used.                                                                                                                           rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625489463  XXX     XXX             XXX               34497010           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2005         9/XX/2008                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489463  XXX     XXX             XXX               34521421           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2005         9/XX/2006                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625488935  XXX     XXX             XXX               34499119           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                 TIL appears to be final but not signed nor initialed by borrower.                                           TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2007         7/XX/2008                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488935  XXX     XXX             XXX               34499161           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          7/XX/2007                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488935  XXX     XXX             XXX               34499162           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             7/XX/2007                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing.
625488935  XXX     XXX             XXX               34499163           compliance      2                Property Type Not Provided                                                        (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                                                                                              7/XX/2007                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           residence, state and federal testing may be impacted.
625488935  XXX     XXX             XXX               34499164           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2007                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488935  XXX     XXX             XXX               34499165           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.      TIL in file indicated to be final, expected funding date same as disbursement                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2007         7/XX/2008                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                             and/or note date but is not signed or dated by borrower so cannot confirm that                               defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                             borrower received.
625488286  XXX     XXX             XXX               34499493           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2013                                     VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 07/XX/2013, 06/XX/2013, 05/XX/2013, 04/XX/2013, 03/XX/2013, 02/XX/2013,
                                                                                                                                                                                           01/XX/2013. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625488286  XXX     XXX             XXX               34499495           compliance      2                SAFE Act - LO Company not licensed at time of application                         Unable to test LO company NMLS license due to missing information.                                                                                                                             Liability appears to be limited to originators/licensees.                                                                7/XX/2013                                     VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488286  XXX     XXX             XXX               34499496           compliance      2                SAFE Act - Individual LO NMLS license status not approved                         Unable to test Individual Loan Originator license status due to missing                                                                                                                                                                                                                                                 7/XX/2013                                     VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           information.
625488286  XXX     XXX             XXX               34499497           compliance      2                SAFE Act - Individual LO not licensed at time of application                      Unable to test Loan Originator license due to missing information.                                                                                                                             Liability appears to be limited to originators/licensees.                                                                7/XX/2013                                     VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488286  XXX     XXX             XXX               34499498           compliance      2                SAFE Act - LO Company NMLS license status not approved                            Unable to test LO company status due to missing information.                                                                                                                                                                                                                                                            7/XX/2013                                     VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488286  XXX     XXX             XXX               34499499           compliance      2                SAFE Act - Individual LO NMLS does not match NMLS                                 Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan                                                                                                                        Liability appears to be limited to originators/licensees.                                                                7/XX/2013                                     VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Originator NMLSR information on loan documents does not match NMLSR.
625488286  XXX     XXX             XXX               34499500           compliance      2                Safe Act NMLS - Missing Evidence of Initial Loan Application Date                 Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine                                                                                                                    Liability appears to be limited to originators/licensees.                                                                7/XX/2013                                     VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
625488286  XXX     XXX             XXX               34499501           compliance      2                RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days            RESPA (2010): GFE does not provide minimum ten (10) business day availability                                                                                                                  RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2013                                     VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           for estimate of charges and terms for all other settlement charges.                                                                                                                            within the statute or implementing regulation, Regulation X, for these type of violations.
625488286  XXX     XXX             XXX               34499502           compliance      2                RESPA - Initial GFE Not Provided Within 3 Business Days of Application            Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2013                                     VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488286  XXX     XXX             XXX               34499503           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2013                                     VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625488286  XXX     XXX             XXX               34499504           compliance      2                RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3  Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2013                                     VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Business Days of Application                                                      Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488286  XXX     XXX             XXX               34499505           compliance      2                TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application         Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited                                         7/XX/2013         7/XX/2014                   VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         as a defense to foreclosure. Assignee liability.
625488068  XXX     XXX             XXX               34513414           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2008                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489317  XXX     XXX             XXX               34499313           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2007                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date using the following dates: 08/XX/2007, 08/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                           TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625489317  XXX     XXX             XXX               34499477           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2007                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          9/XX/2025
625489066  XXX     XXX             XXX               34498112           credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         10/XX/2008                                    MI     Purchase                                   Primary                   No                       C                            C                              C                           C                          9/XX/2025
625489066  XXX     XXX             XXX               34498121           credit          2                Loan has been identified as FHA/VA/USDA                                           Mortgage Type: FHA                                                                                                                                                                                                                                                                                                      10/XX/2008                                    MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
625489066  XXX     XXX             XXX               34498136           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             10/XX/2008                                    MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2008 used as disbursement date for compliance testing.
625489066  XXX     XXX             XXX               34498137           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2008                                    MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 10/XX/2008, 09/XX/2008, 09/XX/2008. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488325  XXX     XXX             XXX               34514215           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2005                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488325  XXX     XXX             XXX               34514220           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2005                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488137  XXX     XXX             XXX               34512940           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2005                                     CO     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488137  XXX     XXX             XXX               34513258           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2005                                     CO     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 02/XX/2005, 01/XX/2005. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                           TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488137  XXX     XXX             XXX               34513260           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2005         2/XX/2006                   CO     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           borrower.
625488137  XXX     XXX             XXX               34513261           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2005         2/XX/2006                   CO     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625488053  XXX     XXX             XXX               34551180           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           The origination image package received is not for the subject transaction. It                                                                                                                                                         12/XX/1998                                    GA     Purchase                                   Primary                   No                       A                            A                              A                           A                          10/XX/2025            10/XX/2025                          Yes                                                                                                                                                                    2025/XX/01: Replacement image package received.
                                                                                                                                                                                                                                                                             appears the origination package for a different loan was co-mingled with the servicing package for the subject loan in the original image file.
625488053  XXX     XXX             XXX               34635681           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             12/XX/1998                                    GA     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/1998 used as disbursement date for compliance testing.
625488053  XXX     XXX             XXX               34635682           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL Itemization did not disclose the Attorney Fee $XXX, Loan Discount Fee $XXX    $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            12/XX/1998        12/XX/1999                  GA     Purchase                                   Primary                   No                       B                            B                              B                           B                          10/XX/2025
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          and Post Closing Fee $XXX as prepaid finance charges.                                                        for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489481  XXX     XXX             XXX               34515144           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2007                                     FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          9/XX/2025
625489481  XXX     XXX             XXX               34515362           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2007                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
625489481  XXX     XXX             XXX               34515363           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2007                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                           TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625489481  XXX     XXX             XXX               34515365           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2007         8/XX/2008                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625489481  XXX     XXX             XXX               34522031           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2007         8/XX/2008                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625489286  XXX     XXX             XXX               34515937           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2004                                     OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          9/XX/2025
625489286  XXX     XXX             XXX               34518146           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2004                                     OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004,
                                                                                                                                                                                           03/XX/2004. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625489286  XXX     XXX             XXX               34518148           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2004                                     OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489286  XXX     XXX             XXX               34518149           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2004         9/XX/2005                   OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625489286  XXX     XXX             XXX               34518150           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2004         9/XX/2005                   OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625488706  XXX     XXX             XXX               34515978           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          1/XX/2007                                     MI     Refinance - Cash-out - Other               Investment                No                       B                            B                              B                           B                          9/XX/2025
625488706  XXX     XXX             XXX               34515979           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             1/XX/2007                                     MI     Refinance - Cash-out - Other               Investment                No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing.
625489325  XXX     XXX             XXX               34541308           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2007                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          9/XX/2025
625489325  XXX     XXX             XXX               34541753           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             9/XX/2007                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
625489325  XXX     XXX             XXX               34541754           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2007                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007,
                                                                                                                                                                                           03/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625489325  XXX     XXX             XXX               34541757           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2007                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489325  XXX     XXX             XXX               34541758           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2007         9/XX/2010                   FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488167  XXX     XXX             XXX               34527577           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      6/XX/2007                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488167  XXX     XXX             XXX               34527668           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2007                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007,
                                                                                                                                                                                           12/XX/2006. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625488167  XXX     XXX             XXX               34527670           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2007         6/XX/2008                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625488167  XXX     XXX             XXX               34527671           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2007         6/XX/2008                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489131  XXX     XXX             XXX               34516332           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2006                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C                          9/XX/2025
625489131  XXX     XXX             XXX               34516345           compliance      2                Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance       Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            8/XX/2006         8/XX/2009                   NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Model Form for a refinance by a creditor that is not considered the original                                                                                                                   courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           creditor. The H-9 form was used, the H-8 form should have been used.                                                                                                                           rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625488121  XXX     XXX             XXX               34521838           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2005                                    IN     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      C                            C                              C                           C                          9/XX/2025
625488121  XXX     XXX             XXX               34521876           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                              11/XX/2005                                    IN     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      C                            C                              C                           C                          9/XX/2025
625488121  XXX     XXX             XXX               34521877           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      11/XX/2005                                    IN     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
625488121  XXX     XXX             XXX               34521879           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              11/XX/2005                                    IN     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                         following clauses:
625488121  XXX     XXX             XXX               34521880           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            11/XX/2005                                    IN     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488121  XXX     XXX             XXX               34521882           credit          2                Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale                                                                                                                                                                                                                                                                                                                            11/XX/2005                                    IN     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                         clause.
625488121  XXX     XXX             XXX               34521890           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             11/XX/2005                                    IN     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
625488121  XXX     XXX             XXX               34521892           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2005                                    IN     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005,
                                                                                                                                                                                           05/XX/2005. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625488121  XXX     XXX             XXX               34521894           compliance      2                Property Type Not Provided                                                        (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                                                                                              11/XX/2005                                    IN     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           residence, state and federal testing may be impacted.
625488121  XXX     XXX             XXX               34521896           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            11/XX/2005        11/XX/2008                  IN     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
625488121  XXX     XXX             XXX               34521897           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2005        11/XX/2008                  IN     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625489285  XXX     XXX             XXX               34515944           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2005                                    PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          9/XX/2025
625489285  XXX     XXX             XXX               34516024           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             10/XX/2005                                    PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
625489285  XXX     XXX             XXX               34516025           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2005                                    PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005,
                                                                                                                                                                                           04/XX/2005. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625489285  XXX     XXX             XXX               34516028           compliance      2                Pennsylvania First Lien Late Charge Grace Period Testing                          Pennsylvania Late Charge: Note grace period of 10 days is less than the state                                                                                                                                                                                                                                           10/XX/2005                                    PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           minimum of 15 days.
625489285  XXX     XXX             XXX               34516029           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            10/XX/2005        10/XX/2008                  PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Date                                                                              three (3) business days from transaction date of 10/XX/2005.
625489285  XXX     XXX             XXX               34516030           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2005        10/XX/2008                  PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625488006  XXX     XXX             XXX               34514308           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          3/XX/2005                                     MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488006  XXX     XXX             XXX               34514309           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2005                                     MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004,
                                                                                                                                                                                           09/XX/2004. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625488006  XXX     XXX             XXX               34514311           compliance      2                Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure     Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure                                                                                                                  Assignee liability is unclear. Purchasers and assignees would not appear to be                                           3/XX/2005                                     MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Not Provided)                                                                     not provided to borrower.                                                                                                                                                                      liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.
625488006  XXX     XXX             XXX               34514312           compliance      2                Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided       Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership                                                                                                                 Assignee liability is unclear. Purchasers and assignees would not appear to be                                           3/XX/2005                                     MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Counseling Notice not provided to borrower.                                                                                                                                                    liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.
625488006  XXX     XXX             XXX               34514313           compliance      2                Michigan Consumer Mortgage Protection Act (Counseling Agencies List)              Michigan Consumer Mortgage Protection Act: List of HUD-approved credit                                                                                                                                                                                                                                                  3/XX/2005                                     MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           counseling agencies not provided to borrower.
625488006  XXX     XXX             XXX               34514314           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2005         3/XX/2006                   MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           borrower.
625488006  XXX     XXX             XXX               34514315           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2005         3/XX/2006                   MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488006  XXX     XXX             XXX               34514320           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      3/XX/2005                                     MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488006  XXX     XXX             XXX               34514340           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing             RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2005                                     MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Disclosure to borrower.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488152  XXX     XXX             XXX               34532048           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2002                                     TX     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488152  XXX     XXX             XXX               34532126           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             7/XX/2002                                     TX     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.
625488152  XXX     XXX             XXX               34532130           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2002, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            7/XX/2002         7/XX/2005                   TX     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Date                                                                              three (3) business days from transaction date of 07/XX/2002.
625488152  XXX     XXX             XXX               34532147           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              7/XX/2002                                     TX     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         following clauses:
625489237  XXX     XXX             XXX               34514991           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             10/XX/2005                                    WI     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2005 used as disbursement date for compliance testing.
625489237  XXX     XXX             XXX               34514992           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            10/XX/2005        10/XX/2006                  WI     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488634  XXX     XXX             XXX               34526217           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2007                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488634  XXX     XXX             XXX               34526288           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2007                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 01/XX/2007, 12/XX/2006, 12/XX/2006. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488634  XXX     XXX             XXX               34526290           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2007         1/XX/2008                   FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625488634  XXX     XXX             XXX               34526291           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2007         1/XX/2008                   FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625489202  XXX     XXX             XXX               34525339           compliance      3                Missing Final HUD-1 Alternate Document Used for Fees (Primary)                    Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or     The HUD-1 contains a hold back on Line 1303 Funds Held: Assessment Lien $XXX and                                                                                                               Yes                                    11/XX/2007                                    IL     Refinance - Cash-out - Other               Primary                   No                       D                            D                              D                           D                          9/XX/2025
                                                                                                                                                                                           Local compliance testing.                                                         cannot be considered Final.
625489202  XXX     XXX             XXX               34525341           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    11/XX/2007        11/XX/2008                  IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           borrower.
625489202  XXX     XXX             XXX               34525342           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing Itemization of Amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years     Yes                                    11/XX/2007        11/XX/2010                  IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          Financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488822  XXX     XXX             XXX               34545206           compliance      2                Construction Addendum/Allonge Incomplete - Combined Disclosure Type (Not Subject  Construction Addendum/Allonge Incomplete Test: Construction to Perm Incomplete                                                                                                                                                                                                                                          4/XX/2007                                     AZ     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         To High Cost)                                                                     Note – Combined Disclosures - Construction Phase Addendum/Rider or Construction
                                                                                                                                                                                           Loan Agreement or other source documentation containing construction phase loan terms not in file. Compliance testing performed based on terms of permanent financing only, however calculated APR may not be accurate due to missing information.
625488822  XXX     XXX             XXX               34545207           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2007                                     AZ     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 04/XX/2007, 03/XX/2007, 02/XX/2007, 02/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date,
                                                                                                                                                                                           RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker
                                                                                                                                                                                           Application Date, or six months prior to consummation.
625488822  XXX     XXX             XXX               34545209           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2007         4/XX/2008                   AZ     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625488822  XXX     XXX             XXX               34545210           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2007         4/XX/2008                   AZ     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625488822  XXX     XXX             XXX               34575774           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             4/XX/2007                                     AZ     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
625487938  XXX     XXX             XXX               34516280           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2007                                    MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          9/XX/2025
625487938  XXX     XXX             XXX               34516318           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2007                                    MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 11/XX/2007, 10/XX/2007, 09/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488004  XXX     XXX             XXX               34524474           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/1997                                    IN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488004  XXX     XXX             XXX               34524487           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             10/XX/1997                                    IN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/1997 used as disbursement date for compliance testing.
625488004  XXX     XXX             XXX               34524489           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/1997                                    IN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 09/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 10/XX/1997, 09/XX/1997, 08/XX/1997, 07/XX/1997, 06/XX/1997, 05/XX/1997,
                                                                                                                                                                                           04/XX/1997. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625488004  XXX     XXX             XXX               34524492           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 10/XX/1997, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            10/XX/1997        10/XX/2000                  IN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Date                                                                              three (3) business days from transaction date of 10/XX/1997.
625488378  XXX     XXX             XXX               34527684           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      11/XX/2004                                    OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488378  XXX     XXX             XXX               34534070           compliance      2                ARM Disclosure Timing Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2004        11/XX/2005                  OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           borrower within three (3) days of application.
625488378  XXX     XXX             XXX               34534071           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2004        11/XX/2005                  OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625488280  XXX     XXX             XXX               34524667           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2006        11/XX/2007                  GA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488280  XXX     XXX             XXX               34524685           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          11/XX/2006                                    GA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488280  XXX     XXX             XXX               34524687           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2006                                    GA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488280  XXX     XXX             XXX               34524688           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.      TIL in file indicated to be final. Expected funding date same as disbursement                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2006        11/XX/2007                  GA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                             and/or note date but is not dated by borrower so cannot confirm when borrower                                defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                             received the TIL.
625489111  XXX     XXX             XXX               34516125           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     IL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          9/XX/2025
625489111  XXX     XXX             XXX               34518272           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          7/XX/2007                                     IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
625489111  XXX     XXX             XXX               34518273           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date using the following dates: 07/XX/2007, 07/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                           TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488478  XXX     XXX             XXX               34516346           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             7/XX/2007                                     MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing.
625488478  XXX     XXX             XXX               34516347           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 06/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488478  XXX     XXX             XXX               34516349           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2007                                     MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488478  XXX     XXX             XXX               34516350           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2007                                     MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625488478  XXX     XXX             XXX               34516352           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2007         7/XX/2008                   MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625488478  XXX     XXX             XXX               34530994           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2007         7/XX/2008                   MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488956  XXX     XXX             XXX               34516456           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing Itemization of Amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            7/XX/2005         7/XX/2006                   WI     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          Financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489133  XXX     XXX             XXX               34495681           compliance      3                (Missing Doc) Incomplete loan images/file                                                                                                                           File contains only the security Instrument and post closing documents.                                                                                                                         UTD                                                                                                                                                              No                       D                            D                              D                           D                          2/XX/2026                                                                                                                                                                                                                        2025/XX/01: Additional image package received is just post closing documents.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2025/XX/06: Received a 256 page image file which are all post closing documents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Unable to clear exception as no additional origination documentation was received.
625488398  XXX     XXX             XXX               34533199           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2006                                    MA     Purchase                                   Primary                   Yes                      C                            C                              C                           C                          9/XX/2025
625488398  XXX     XXX             XXX               34533246           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          10/XX/2006                                    MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
625488398  XXX     XXX             XXX               34533247           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             10/XX/2006                                    MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing.
625488398  XXX     XXX             XXX               34533248           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2006                                    MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006,
                                                                                                                                                                                           04/XX/2006. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625488398  XXX     XXX             XXX               34533249           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2006                                    MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488398  XXX     XXX             XXX               34533250           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2006                                    MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625488465  XXX     XXX             XXX               34532371           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             12/XX/2005                                    IA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2005 used as disbursement date for compliance testing.
625488465  XXX     XXX             XXX               34532373           compliance      2                Iowa Prepayment Penalty                                                           Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.                                                                                                                                                                                                                                           12/XX/2005                                    IA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepay language states prepay will not exceed maximum permitted by applicable law.
625489333  XXX     XXX             XXX               34524833           compliance      2                ARM Disclosure Timing Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2008         3/XX/2009                   WA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           borrower within three (3) days of application.
625489594  XXX     XXX             XXX               34541991           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             9/XX/2006                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing.
625489594  XXX     XXX             XXX               34541992           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing             Unable to test Affiliated Business Disclosure due to missing information.                                                                                                                      RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2006                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625489594  XXX     XXX             XXX               34541993           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2006                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489594  XXX     XXX             XXX               34541994           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2006         9/XX/2007                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625487972  XXX     XXX             XXX               34524871           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing             RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2007                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Disclosure to borrower.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625487972  XXX     XXX             XXX               34524872           compliance      2                Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance       Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            8/XX/2007         8/XX/2010                   CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Model Form for a refinance by a creditor that is not considered the original                                                                                                                   courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           creditor. The H-9 form was used, the H-8 form should have been used.                                                                                                                           rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625488719  XXX     XXX             XXX               34517122           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          3/XX/2007                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488719  XXX     XXX             XXX               34517123           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             3/XX/2007                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing.
625488719  XXX     XXX             XXX               34517124           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2007                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                           TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488719  XXX     XXX             XXX               34517125           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2007         3/XX/2008                   MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625488719  XXX     XXX             XXX               34517126           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2007         3/XX/2008                   MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625489310  XXX     XXX             XXX               34517063           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2007                                     AL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          9/XX/2025
625489310  XXX     XXX             XXX               34517075           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2007                                     AL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007, 02/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625489310  XXX     XXX             XXX               34517077           compliance      2                Alabama Prepayment Penalty                                                        Alabama Prepayment Penalty: A prepayment penalty is not permitted under the                                                                                                                                                                                                                                             3/XX/2007                                     AL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Consumer Credit Act. Prepay language states prepay will not exceed maximum permitted by applicable law.
625489310  XXX     XXX             XXX               34517080           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          3/XX/2007                                     AL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
625489310  XXX     XXX             XXX               34517081           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             3/XX/2007                                     AL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing.
625489310  XXX     XXX             XXX               34533213           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing             RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2007                                     AL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Disclosure to borrower.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489525  XXX     XXX             XXX               34525299           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          5/XX/2007                                     NM     Refinance - Cash-out - Debt Consolidation  Investment                Yes                      B                            B                              B                           B                          9/XX/2025
625489525  XXX     XXX             XXX               34525300           compliance      2                Disparity in Occupancy - Not High Cost and Not Higher Priced                      The mortgage loan file contains documenting evidence the consumer intends to      Declarations page of the final loan application indicates that the borrower                                                                                                                                                           5/XX/2007                                     NM     Refinance - Cash-out - Debt Consolidation  Investment                Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           occupy the subject property as their primary residence. (Compliance testing       intend to occupy the subject loan as a primary residence.
                                                                                                                                                                                           performed based on the Occupancy Type of Investment).
625489525  XXX     XXX             XXX               34525301           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2007                                     NM     Refinance - Cash-out - Debt Consolidation  Investment                Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 05/XX/2007, 04/XX/2007, 04/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625489332  XXX     XXX             XXX               34531158           credit          3                Incomplete Document: Note - Subject Lien is incomplete                                                                                                              The subject note, deed of trust, and final TIL all have the lender name missing.                                                                                                               No                                     6/XX/2007                                     CA     Purchase                                   Primary                   No                       D                            D                              D                           D                          9/XX/2025
625489332  XXX     XXX             XXX               34531168           compliance      2                Incomplete Document: TIL Final is incomplete                                                                                                                        The subject note, deed of trust, and final TIL all have the lender name missing.                                                                                                               No                                     6/XX/2007         6/XX/2008                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
625489332  XXX     XXX             XXX               34537740           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               No                                     6/XX/2007                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C                          9/XX/2025
625489332  XXX     XXX             XXX               34538432           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                   No                                     6/XX/2007                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
625489332  XXX     XXX             XXX               34538433           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      No                                     6/XX/2007                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
625489332  XXX     XXX             XXX               34538438           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                  No                                     6/XX/2007         6/XX/2008                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625489332  XXX     XXX             XXX               34538439           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                  No                                     6/XX/2007         6/XX/2008                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625489332  XXX     XXX             XXX               34550097           compliance      3                Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home)     Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        No                                     6/XX/2007                                     CA     Purchase                                   Primary                   No                       D                            D                              D                           D                          9/XX/2025
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625489332  XXX     XXX             XXX               34550098           compliance      2                Missing Initial Loan Application No Fees Test                                     No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     6/XX/2007                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007, 05/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488485  XXX     XXX             XXX               34525164           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2006                                     GA     Refinance - Cash-out - Other               UTD                       No                       C                            C                              C                           C                          9/XX/2025
625488485  XXX     XXX             XXX               34525183           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             2/XX/2006                                     GA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2006 used as disbursement date for compliance testing.
625488485  XXX     XXX             XXX               34525184           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2006                                     GA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005,
                                                                                                                                                                                           08/XX/2005. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625488485  XXX     XXX             XXX               34525185           compliance      2                Property Type Not Provided                                                        (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                                                                                              2/XX/2006                                     GA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           residence, state and federal testing may be impacted.
625488485  XXX     XXX             XXX               34525187           compliance      2                Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as                                                                                                                                                                                                                                                2/XX/2006                                     GA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           transaction date for purposes of determining compliance with rescission timing requirements
625488485  XXX     XXX             XXX               34525188           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            2/XX/2006         2/XX/2009                   GA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2025
625488485  XXX     XXX             XXX               34525189           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2006         2/XX/2009                   GA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488485  XXX     XXX             XXX               34525236           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            2/XX/2006                                     GA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488485  XXX     XXX             XXX               34525238           compliance      2                Unable to determine occupancy, compliance results were generated using a                                                                                                                                                                                                                                                                                                                                  2/XX/2006                                     GA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         defaulted value of Primary.
625488485  XXX     XXX             XXX               34525243           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      2/XX/2006                                     GA     Refinance - Cash-out - Other               UTD                       No                       B                            B                              B                           B                          9/XX/2025
625489191  XXX     XXX             XXX               34516528           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2006                                     WI     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          9/XX/2025
625489191  XXX     XXX             XXX               34516538           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                              6/XX/2006                                     WI     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          9/XX/2025
625489191  XXX     XXX             XXX               34516539           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      6/XX/2006                                     WI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
625489191  XXX     XXX             XXX               34516540           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            6/XX/2006                                     WI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489191  XXX     XXX             XXX               34516595           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             6/XX/2006                                     WI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2006 used as disbursement date for compliance testing.
625489191  XXX     XXX             XXX               34516596           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2006                                     WI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006,
                                                                                                                                                                                           12/XX/2005. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625489191  XXX     XXX             XXX               34516597           compliance      2                Property Type Not Provided                                                        (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                                                                                              6/XX/2006                                     WI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           residence, state and federal testing may be impacted.
625489191  XXX     XXX             XXX               34516599           compliance      2                Wisconsin Prepayment Penalty ARM Test                                             Wisconsin Prepayment Penalty: Adjustable rate loan containing prepayment penalty                                                                                                                                                                                                                                        6/XX/2006                                     WI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           did not provide disclosure stating that there are also loans available without prepayment penalties.
625489191  XXX     XXX             XXX               34516600           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2006         6/XX/2007                   WI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           borrower.
625489191  XXX     XXX             XXX               34516601           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2006         6/XX/2007                   WI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489191  XXX     XXX             XXX               34516602           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            6/XX/2006         6/XX/2009                   WI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
625489191  XXX     XXX             XXX               34516603           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2006         6/XX/2009                   WI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488451  XXX     XXX             XXX               34533635           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2004                                    NC     Purchase                                   Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488451  XXX     XXX             XXX               34533668           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      11/XX/2004                                    NC     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488451  XXX     XXX             XXX               34533681           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             11/XX/2004                                    NC     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
625488676  XXX     XXX             XXX               34533487           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488676  XXX     XXX             XXX               34533625           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 02/XX/2007, 01/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                           TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488676  XXX     XXX             XXX               34533627           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              1/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489542  XXX     XXX             XXX               34516638           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/2006                                    FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          9/XX/2025
625489542  XXX     XXX             XXX               34516728           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             12/XX/2006                                    FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as disbursement date for compliance testing.
625489542  XXX     XXX             XXX               34516729           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2006                                    FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 12/XX/2006, 11/XX/2006, 10/XX/2006. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625489542  XXX     XXX             XXX               34516731           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2006        12/XX/2007                  FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625489542  XXX     XXX             XXX               34516732           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2006        12/XX/2007                  FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625489267  XXX     XXX             XXX               34524941           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             8/XX/2005                                     MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing.
625489267  XXX     XXX             XXX               34524942           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2005                                     MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005,
                                                                                                                                                                                           02/XX/2005. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625489267  XXX     XXX             XXX               34524943           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing             RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2005                                     MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Disclosure to borrower.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489267  XXX     XXX             XXX               34524944           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2005         8/XX/2006                   MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           borrower.
625489267  XXX     XXX             XXX               34524945           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2005         8/XX/2006                   MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489267  XXX     XXX             XXX               34524953           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      8/XX/2005                                     MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
625489267  XXX     XXX             XXX               34525032           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2005                                     MI     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488348  XXX     XXX             XXX               34525088           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/2007                                    SC     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488348  XXX     XXX             XXX               34525109           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      12/XX/2007                                    SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488348  XXX     XXX             XXX               34525239           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          12/XX/2007                                    SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488348  XXX     XXX             XXX               34525240           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2007                                    SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 12/XX/2007, 11/XX/2007, 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007,
                                                                                                                                                                                           06/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625488348  XXX     XXX             XXX               34525242           compliance      2                South Carolina Home Loan (Complaint Agency Disclosure Not Provided)               South Carolina Home Loan: Borrower not provided with a document specifying the                                                                                                                                                                                                                                          12/XX/2007        12/XX/2013                  SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           agency designated to receive complaints or inquiries about the origination and making of the loan.
625488472  XXX     XXX             XXX               34543717           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2008         6/XX/2009                   KS     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488932  XXX     XXX             XXX               34517254           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2008                                    WI     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 10/XX/2008, 09/XX/2008, 08/XX/2008, 07/XX/2008, 06/XX/2008, 05/XX/2008,
                                                                                                                                                                                           04/XX/2008. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625488932  XXX     XXX             XXX               34517255           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2008        10/XX/2009                  WI     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           borrower.
625488932  XXX     XXX             XXX               34517256           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2008        10/XX/2009                  WI     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625489261  XXX     XXX             XXX               34517278           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                       Yes                                    10/XX/2007                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         following clauses:
625489261  XXX     XXX             XXX               34517282           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    10/XX/2007        10/XX/2008                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489261  XXX     XXX             XXX               34517304           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                   Yes                                    10/XX/2007                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
625489261  XXX     XXX             XXX               34517306           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     HUD-1 line 213 is a Seller Credit for $XXX which was not itemized and could not   $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years     Yes                                    10/XX/2007        10/XX/2008                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          be utilized in the review.                                                                                   for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489261  XXX     XXX             XXX               34517307           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    10/XX/2007        10/XX/2008                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489261  XXX     XXX             XXX               34581751           compliance      3                Missing Final HUD-1 Alternate Document Used for Fees (Primary)                    Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or     HUD-1 line 213 indicates it is an estimate so the HUD-1 cannot be considered                                                                                                                   Yes                                    10/XX/2007                                    CA     Purchase                                   Primary                   No                       D                            D                              D                           D                          9/XX/2025
                                                                                                                                                                                           Local compliance testing.                                                         Final.
625489318  XXX     XXX             XXX               34534033           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                 TIL appears to be final but not signed nor initialed by borrower                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2006         8/XX/2007                   MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489318  XXX     XXX             XXX               34534566           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2006                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489318  XXX     XXX             XXX               34534567           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2006                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489318  XXX     XXX             XXX               34534568           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.      TIL in file indicated to be final, expected funding date same as disbursement                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2006         8/XX/2007                   MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                             and/or note date, but is not signed or dated by borrower so cannot confirm that                              defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                             borrower received.
625489318  XXX     XXX             XXX               34534571           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2006                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488971  XXX     XXX             XXX               34534040           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2008                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488971  XXX     XXX             XXX               34534118           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              9/XX/2008                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         following clauses:
625488971  XXX     XXX             XXX               34534127           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2008                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 09/XX/2008, 08/XX/2008, 07/XX/2008, 06/XX/2008, 05/XX/2008, 04/XX/2008,
                                                                                                                                                                                           03/XX/2008. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625489199  XXX     XXX             XXX               34534153           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2005                                    VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488284  XXX     XXX             XXX               34518069           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2006                                     AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488284  XXX     XXX             XXX               34518367           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                              1/XX/2006                                     AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488284  XXX     XXX             XXX               34518386           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          1/XX/2006                                     AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488284  XXX     XXX             XXX               34518388           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             1/XX/2006                                     AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2006 used as disbursement date for compliance testing.
625488284  XXX     XXX             XXX               34518389           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2006                                     AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 01/XX/2006, 12/XX/2005, 11/XX/2005, 11/XX/2005. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date,
                                                                                                                                                                                           RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker
                                                                                                                                                                                           Application Date, or six months prior to consummation.
625488284  XXX     XXX             XXX               34518391           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              1/XX/2006                                     AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488284  XXX     XXX             XXX               34518392           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              1/XX/2006                                     AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625488284  XXX     XXX             XXX               34518393           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2006         1/XX/2007                   AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625488284  XXX     XXX             XXX               34518394           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2006         1/XX/2007                   AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625488284  XXX     XXX             XXX               34518395           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5,   Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           1/XX/2006         1/XX/2009                   AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         7, 8, 9, 10 or DC)                                                                TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
625488238  XXX     XXX             XXX               34518225           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     AZ     Purchase                                   Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488238  XXX     XXX             XXX               34518736           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     AZ     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007,
                                                                                                                                                                                           01/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625488238  XXX     XXX             XXX               34518738           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2007         7/XX/2008                   AZ     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625488238  XXX     XXX             XXX               34518739           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2007         7/XX/2008                   AZ     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625488238  XXX     XXX             XXX               34518740           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            7/XX/2007         7/XX/2010                   AZ     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488263  XXX     XXX             XXX               34535298           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      Yes                                    4/XX/2004                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2004 used as disbursement date for compliance testing.
625488263  XXX     XXX             XXX               34541321           compliance      3                Missing Final HUD-1 Alternate Document Used for Fees (Primary)                    Missing Final HUD-1: HUD1, not signed or stamped used for any applicable                                                                                                                                                                                                         Yes                                    4/XX/2004                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       D                            D                              D                           D                          9/XX/2025
                                                                                                                                                                                           Federal, State or Local compliance testing.
625488663  XXX     XXX             XXX               34535876           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2007                                     LA     Purchase                                   Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488663  XXX     XXX             XXX               34535916           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          3/XX/2007                                     LA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488663  XXX     XXX             XXX               34535917           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             3/XX/2007                                     LA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing.
625488663  XXX     XXX             XXX               34535918           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2007                                     LA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                           TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488663  XXX     XXX             XXX               34535920           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2007         3/XX/2008                   LA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625488663  XXX     XXX             XXX               34535921           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2007         3/XX/2008                   LA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625488210  XXX     XXX             XXX               34518065           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               Yes                                    7/XX/2007                                     NJ     Refinance - UTD                            UTD                       Yes                      C                            C                              C                           C                          9/XX/2025
625488210  XXX     XXX             XXX               34518093           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                     Yes                                    7/XX/2007                                     NJ     Refinance - UTD                            UTD                       Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488210  XXX     XXX             XXX               34518103           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               Yes                                    7/XX/2007                                     NJ     Refinance - UTD                            UTD                       Yes                      B                            B                              B                           B                          9/XX/2025
625488210  XXX     XXX             XXX               34518104           compliance      2                Unable to determine occupancy, compliance results were generated using a                                                                                                                                                                                                                                                                                           Yes                                    7/XX/2007                                     NJ     Refinance - UTD                            UTD                       Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                         defaulted value of Primary.
625488210  XXX     XXX             XXX               34518106           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                       Yes                                    7/XX/2007                                     NJ     Refinance - UTD                            UTD                       Yes                      C                            C                              C                           C                          9/XX/2025
625488210  XXX     XXX             XXX               34518175           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      Yes                                    7/XX/2007                                     NJ     Refinance - UTD                            UTD                       Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
625488210  XXX     XXX             XXX               34518176           compliance      3                Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home)     Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        Yes                                    7/XX/2007                                     NJ     Refinance - UTD                            UTD                       Yes                      D                            D                              D                           D                          9/XX/2025
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488210  XXX     XXX             XXX               34518177           compliance      2                Missing Initial Loan Application No Fees Test                                     No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Yes                                    7/XX/2007                                     NJ     Refinance - UTD                            UTD                       Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007,
                                                                                                                                                                                           01/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488210  XXX     XXX             XXX               34518179           compliance      2                Property Type Not Provided                                                        (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                                                       Yes                                    7/XX/2007                                     NJ     Refinance - UTD                            UTD                       Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           residence, state and federal testing may be impacted.
625488210  XXX     XXX             XXX               34518181           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                     Yes                                    7/XX/2007         7/XX/2010                   NJ     Refinance - UTD                            UTD                       Yes                      B                            B                              B                           B                          9/XX/2025
625488210  XXX     XXX             XXX               34518182           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    7/XX/2007         7/XX/2010                   NJ     Refinance - UTD                            UTD                       Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489442  XXX     XXX             XXX               34537583           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2007                                     IN     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C                          9/XX/2025
625489442  XXX     XXX             XXX               34537676           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2007         4/XX/2008                   IN     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488133  XXX     XXX             XXX               34539402           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               Yes                                    3/XX/2004                                     FL     Refinance - UTD                            UTD                       No                       C                            C                              C                           C                          9/XX/2025
625488133  XXX     XXX             XXX               34539406           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                     Yes                                    3/XX/2004                                     FL     Refinance - UTD                            UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488133  XXX     XXX             XXX               34539408           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               Yes                                    3/XX/2004                                     FL     Refinance - UTD                            UTD                       No                       B                            B                              B                           B                          9/XX/2025
625488133  XXX     XXX             XXX               34539409           compliance      2                Unable to determine occupancy, compliance results were generated using a                                                                                                                                                                                                                                                                                           Yes                                    3/XX/2004                                     FL     Refinance - UTD                            UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         defaulted value of Primary.
625488133  XXX     XXX             XXX               34539416           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      Yes                                    3/XX/2004                                     FL     Refinance - UTD                            UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.
625488133  XXX     XXX             XXX               34539419           compliance      3                Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home)     Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        Yes                                    3/XX/2004                                     FL     Refinance - UTD                            UTD                       No                       D                            D                              D                           D                          9/XX/2025
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488133  XXX     XXX             XXX               34539420           compliance      2                Missing Initial Loan Application No Fees Test                                     No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Yes                                    3/XX/2004                                     FL     Refinance - UTD                            UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003, 11/XX/2003, 10/XX/2003,
                                                                                                                                                                                           09/XX/2003. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488133  XXX     XXX             XXX               34539422           compliance      2                Property Type Not Provided                                                        (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                                                       Yes                                    3/XX/2004                                     FL     Refinance - UTD                            UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           residence, state and federal testing may be impacted.
625488133  XXX     XXX             XXX               34539427           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                     Yes                                    3/XX/2004         3/XX/2007                   FL     Refinance - UTD                            UTD                       No                       B                            B                              B                           B                          9/XX/2025
625488133  XXX     XXX             XXX               34539428           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    3/XX/2004         3/XX/2007                   FL     Refinance - UTD                            UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488133  XXX     XXX             XXX               34539437           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    3/XX/2004         3/XX/2005                   FL     Refinance - UTD                            UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           borrower.
625488133  XXX     XXX             XXX               34539438           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    3/XX/2004         3/XX/2005                   FL     Refinance - UTD                            UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488328  XXX     XXX             XXX               34518772           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2005                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488328  XXX     XXX             XXX               34518872           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2005                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004,
                                                                                                                                                                                           11/XX/2004. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625488328  XXX     XXX             XXX               34518874           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2005         5/XX/2006                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625488328  XXX     XXX             XXX               34518875           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2005         5/XX/2006                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625488328  XXX     XXX             XXX               34518876           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2005         5/XX/2008                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Date                                                                              three (3) business days from transaction date of 05/XX/2006.
625488328  XXX     XXX             XXX               34518877           compliance      2                TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior                                                                                                                 TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2005         5/XX/2008                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Date                                                                              to expected date(s).
625488854  XXX     XXX             XXX               34519588           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             8/XX/2005                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing.
625488854  XXX     XXX             XXX               34519590           compliance      2                ARM Disclosure Timing Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2005         8/XX/2006                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           borrower within three (3) days of application.
625488854  XXX     XXX             XXX               34519591           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2005         8/XX/2006                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625488854  XXX     XXX             XXX               34519670           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2005                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
625489179  XXX     XXX             XXX               34536626           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2007                                     CT     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 04/XX/2007, 03/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                           TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625489179  XXX     XXX             XXX               34536628           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing             RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2007                                     CT     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Disclosure to borrower.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489179  XXX     XXX             XXX               34536629           compliance      2                Connecticut Prepayment Penalty Test                                               Connecticut Prepayment Penalty: A prepayment penalty is not permissible under                                                                                                                                                                                                                                           4/XX/2007                                     CT     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
                                                                                                                                                                                           Prepay language states prepay will not exceed maximum permitted by applicable law.
625489179  XXX     XXX             XXX               34536630           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2007         4/XX/2008                   CT     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625489179  XXX     XXX             XXX               34536631           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2007         4/XX/2008                   CT     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625489179  XXX     XXX             XXX               34536634           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          4/XX/2007                                     CT     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
625487983  XXX     XXX             XXX               34536405           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2005                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004,
                                                                                                                                                                                           09/XX/2004. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625487983  XXX     XXX             XXX               34536407           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2005         3/XX/2006                   PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625487983  XXX     XXX             XXX               34536408           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2005         3/XX/2006                   PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489636  XXX     XXX             XXX               34536207           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2005                                     FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          9/XX/2025
625489636  XXX     XXX             XXX               34536228           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            5/XX/2005                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489636  XXX     XXX             XXX               34536229           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      5/XX/2005                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
625489636  XXX     XXX             XXX               34536241           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             5/XX/2005                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2005 used as disbursement date for compliance testing.
625489636  XXX     XXX             XXX               34536242           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2005                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004,
                                                                                                                                                                                           11/XX/2004. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625489636  XXX     XXX             XXX               34536243           compliance      2                Property Type Not Provided                                                        (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                                                                                              5/XX/2005                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           residence, state and federal testing may be impacted.
625489636  XXX     XXX             XXX               34536245           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2005         5/XX/2008                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
625489636  XXX     XXX             XXX               34536246           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2005         5/XX/2008                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488930  XXX     XXX             XXX               34539950           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                TIL appears to be final but not signed nor initialed by borrower                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2005        12/XX/2006                  OK     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488930  XXX     XXX             XXX               34539959           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                 TIL appears to be final but not signed nor initialed by borrower.                                            TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2005        12/XX/2006                  OK     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488930  XXX     XXX             XXX               34539967           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          12/XX/2005                                    OK     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488930  XXX     XXX             XXX               34539968           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2005                                    OK     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488930  XXX     XXX             XXX               34539969           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2005                                    OK     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488930  XXX     XXX             XXX               34539970           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2005        12/XX/2006                  OK     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488412  XXX     XXX             XXX               34536333           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2006                                     PA     Purchase                                   Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488412  XXX     XXX             XXX               34536415           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             9/XX/2006                                     PA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing.
625488412  XXX     XXX             XXX               34536417           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2006                                     PA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date using the following dates: 09/XX/2006, 09/XX/2006. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                           TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488412  XXX     XXX             XXX               34536418           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2006         9/XX/2007                   PA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625488412  XXX     XXX             XXX               34536419           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2006         9/XX/2007                   PA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625489444  XXX     XXX             XXX               34536488           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     AK     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
625489444  XXX     XXX             XXX               34537651           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             7/XX/2007                                     AK     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing.
625489444  XXX     XXX             XXX               34537653           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     AK     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007,
                                                                                                                                                                                           01/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625489444  XXX     XXX             XXX               34537685           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          7/XX/2007                                     AK     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
625488840  XXX     XXX             XXX               34524085           compliance      3                Missing Final HUD-1 Alternate Document Used for Fees (Primary)                    Missing Final HUD-1: HUD1, not signed or stamped used for any applicable                                                                                                                                                                                                         Yes                                    3/XX/2007                                     AZ     Refinance - Rate/Term                      Primary                   No                       D                            D                              D                           D                          9/XX/2025
                                                                                                                                                                                           Federal, State or Local compliance testing.
625488840  XXX     XXX             XXX               34524086           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Yes                                    3/XX/2007                                     AZ     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006,
                                                                                                                                                                                           09/XX/2006. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625488840  XXX     XXX             XXX               34524088           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions       Yes                                    3/XX/2007                                     AZ     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625488946  XXX     XXX             XXX               34536973           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2006                                     NY     Purchase                                   Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488946  XXX     XXX             XXX               34537330           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             4/XX/2006                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2006 used as disbursement date for compliance testing.
625488946  XXX     XXX             XXX               34537331           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2006                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005.
                                                                                                                                                                                           Lookback testing performed up to one of the following: TRID start date, TIL/MDIA
                                                                                                                                                                                           2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                           Application Date, Broker Application Date, or six months prior to consummation.
625488946  XXX     XXX             XXX               34537332           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2006                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625488946  XXX     XXX             XXX               34537333           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2006         4/XX/2007                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625488946  XXX     XXX             XXX               34537334           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2006         4/XX/2007                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625488887  XXX     XXX             XXX               34543109           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2006                                     IL     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488887  XXX     XXX             XXX               34544923           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2006         3/XX/2007                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           borrower.
625488887  XXX     XXX             XXX               34544924           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2006         3/XX/2007                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488056  XXX     XXX             XXX               34543729           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2007                                     WY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488678  XXX     XXX             XXX               34523490           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             2/XX/2007                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing.
625488678  XXX     XXX             XXX               34523491           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2007                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date,
                                                                                                                                                                                           RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker
                                                                                                                                                                                           Application Date, or six months prior to consummation.
625488678  XXX     XXX             XXX               34523492           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2007                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625488678  XXX     XXX             XXX               34523493           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2007         2/XX/2008                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488678  XXX     XXX             XXX               34574697           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2007         2/XX/2008                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488678  XXX     XXX             XXX               34574744           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2007                                     GA     Purchase                                   Primary                   No                       C                            C                              C                           C                          9/XX/2025
625489346  XXX     XXX             XXX               34521909           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             7/XX/2007                                     MS     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing.
625489346  XXX     XXX             XXX               34521912           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2007                                     MS     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489346  XXX     XXX             XXX               34521913           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2007                                     MS     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489346  XXX     XXX             XXX               34521959           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     MS     Purchase                                   Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date using the following dates: 07/XX/2007, 07/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                           TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488312  XXX     XXX             XXX               34524508           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2007                                     MO     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          9/XX/2025
625488312  XXX     XXX             XXX               34524521           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2007                                     MO     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007, 02/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488312  XXX     XXX             XXX               34524523           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2007                                     MO     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625488312  XXX     XXX             XXX               34524524           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2007         3/XX/2008                   MO     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           application due to missing information.
625488312  XXX     XXX             XXX               34524525           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2007         3/XX/2008                   MO     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Loan Application Date.
625488312  XXX     XXX             XXX               34524526           compliance      2                TIL APR Tolerance Irregular Transaction                                           Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated                                                                                                                TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for                                                   3/XX/2007         3/XX/2010                   MO     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           APR of XX.XX% outside of 0.250% tolerance.                                                                                                                                                     rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488312  XXX     XXX             XXX               34524527           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     The index the Lender used at origination was not provided in the file. The        $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            3/XX/2007         3/XX/2010                   MO     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          lowest index value available in the lookback period is 5.2591 and results in                                 for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             higher payment streams than were disclosed on the Final TIL.                                                 liability.
625488312  XXX     XXX             XXX               34585011           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       3/XX/2007                                     MO     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C                          9/XX/2025
625489419  XXX     XXX             XXX               34544411           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2002                                     NJ     Purchase                                   UTD                       No                       C                            C                              C                           C                          9/XX/2025
625489419  XXX     XXX             XXX               34544412           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       2/XX/2002                                     NJ     Purchase                                   UTD                       No                       C                            C                              C                           C                          9/XX/2025
625489419  XXX     XXX             XXX               34544609           compliance      2                Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             2/XX/2002                                     NJ     Purchase                                   UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2002 used as disbursement date for compliance testing.
625489419  XXX     XXX             XXX               34544610           compliance      2                Missing Initial Loan Application Testing                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2002                                     NJ     Purchase                                   UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 02/XX/2002, 01/XX/2002, 12/XX/2001, 11/XX/2001, 10/XX/2001, 09/XX/2001,
                                                                                                                                                                                           08/XX/2001. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                           LOS Application Date, Broker Application Date, or six months prior to consummation.
625489419  XXX     XXX             XXX               34544611           compliance      2                New Jersey Prepayment Penalty                                                     New Jersey Prepayment Penalty: No prepayment penalties are permissible in the                                                                                                                                                                                                                                           2/XX/2002                                     NJ     Purchase                                   UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
625489419  XXX     XXX             XXX               34544612           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2002         2/XX/2003                   NJ     Purchase                                   UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           borrower.
625489419  XXX     XXX             XXX               34544613           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2002         2/XX/2003                   NJ     Purchase                                   UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489419  XXX     XXX             XXX               34544618           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      2/XX/2002                                     NJ     Purchase                                   UTD                       No                       B                            B                              B                           B                          9/XX/2025
625489419  XXX     XXX             XXX               34544619           compliance      2                Unable to determine occupancy, compliance results were generated using a                                                                                                                                                                                                                                                                                                                                  2/XX/2002                                     NJ     Purchase                                   UTD                       No                       B                            B                              B                           B                          9/XX/2025
                                                                                                         defaulted value of Primary.
625489299  XXX     XXX             XXX               35075078           compliance      1                Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                        4/XX/2008                                     MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                4/XX/2016                           Yes                                                                                                                                                                    2016/XX/20: provided 04/XX/2016
625489299  XXX     XXX             XXX               35075079           compliance      1                Missing Final HUD-1                                                               Missing Final HUD-1. Title Co. Closing Statement used for any applicable                                                                                                                       A violation of RESPA does not impair the validity of a loan or expose a true                                             4/XX/2008                                     MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                5/XX/2016                           Yes                                                                                                                                                                    2016/XX/11: Final HUD received
                                                                                                                                                                                           Federal, State or Local compliance testing.                                                                                                                                                    secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.
625488086  XXX     XXX             XXX               35075080           compliance      1                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      5/XX/2008                                     WA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                4/XX/2016                           Yes                                                                                                                                                                    2016/XX/22: received (Doc) on 4/22
625488086  XXX     XXX             XXX               35075081           compliance      1                Initial TIL not provided                                                                                                                                                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2008         5/XX/2011                   WA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                4/XX/2016                           Yes                                                                                                                                                                    2016/XX/22: received (Doc) on 4/22
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488086  XXX     XXX             XXX               35075082           compliance      1                Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                       5/XX/2008                                     WA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                4/XX/2016                           Yes                                                                                                                                                                    2016/XX/22: received (Doc) on 4/22
625488086  XXX     XXX             XXX               35075083           compliance      1                TILA - Final TIL Missing                                                                                                                                                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2008         5/XX/2011                   WA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                4/XX/2016                           Yes                                                                                                                                                                    2016/XX/22: received (Doc) on 4/22
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488086  XXX     XXX             XXX               35075084           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           Incomplete file: File only contains Note, Mortgage and Title Policy.                                                                                                                                                                  5/XX/2008                                     WA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                4/XX/2016                           Yes                                                                                                                                                                    2016/XX/22: received (Docs) for compliance testing on 4/22
625488086  XXX     XXX             XXX               35075085           credit          1                Missing Document: Missing all loan applications.                                                                                                                                                                                                                                                                                                                                                          5/XX/2008                                     WA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                4/XX/2016                           Yes                                                                                                                                                                    2016/XX/22: received (Doc) on 4/22
625488086  XXX     XXX             XXX               35075086           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2008         5/XX/2011                   WA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489120  XXX     XXX             XXX               35075096           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2007         8/XX/2010                   MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489120  XXX     XXX             XXX               35075097           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      8/XX/2007                                     MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489120  XXX     XXX             XXX               35075098           compliance      3                Missing Document: Missing 1003 Initial - Lender's                                                                                                                   Compliance testing was completed using up to a 6 month look back from the Note                                                                                                                                                        8/XX/2007                                     MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                             date.
625488841  XXX     XXX             XXX               35075107           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2008        11/XX/2011                  PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488841  XXX     XXX             XXX               35075108           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          11/XX/2008                                    PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488598  XXX     XXX             XXX               35075179           compliance      2                TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Rescind occurs prior                                                                                                                TILA ROR - 3yrs for rescindable transactions.                                                                            12/XX/2004        12/XX/2007                  NV     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              to expected date(s).
625488598  XXX     XXX             XXX               35075180           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2004        12/XX/2007                  NV     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489021  XXX     XXX             XXX               35075206           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2006        10/XX/2009                  NC     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488596  XXX     XXX             XXX               35075255           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2006        10/XX/2007                  NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488596  XXX     XXX             XXX               35075256           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2006        10/XX/2007                  NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488596  XXX     XXX             XXX               35075257           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2006                                    NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488726  XXX     XXX             XXX               35075271           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2007                                     MN     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489659  XXX     XXX             XXX               35075319           compliance      1                Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                        10/XX/2007                                    HI     Purchase                                   Primary                   No                       A                            A                              A                           A                                                4/XX/2016                           Yes                                                                                                                                                                    2016/XX/20: provided 04/XX/2016
625489659  XXX     XXX             XXX               35075320           credit          1                Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                         10/XX/2007                                    HI     Purchase                                   Primary                   No                       A                            A                              A                           A                                                4/XX/2016                           Yes                                                                                                                                                                    2016/XX/22: Received doc 04/XX/2016
625489659  XXX     XXX             XXX               35075321           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                             ?                                                                                                                                                   10/XX/2007                                    HI     Purchase                                   Primary                   No                       A                            A                              A                           A                                                4/XX/2016                           Yes                                                                                                                                                                    2016/XX/21: unable to run compliance due to incomplete data

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2016/XX/23: file received
625489659  XXX     XXX             XXX               35075322           compliance      1                Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                       10/XX/2007                                    HI     Purchase                                   Primary                   No                       A                            A                              A                           A                                                4/XX/2016                           Yes                                                                                                                                                                    2016/XX/22: Received doc 04/XX/2016
625489659  XXX     XXX             XXX               35075323           compliance      1                TILA - Final TIL Missing                                                                                                                                                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2007        10/XX/2008                  HI     Purchase                                   Primary                   No                       A                            A                              A                           A                                                4/XX/2016                           Yes                                                                                                                                                                    2016/XX/22: Received doc 04/XX/2016
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489659  XXX     XXX             XXX               35075324           credit          1                Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                                                                                       10/XX/2007                                    HI     Purchase                                   Primary                   No                       A                            A                              A                           A                                                4/XX/2016                           Yes                                                                                                                                                                    2016/XX/22: Received doc 04/XX/2016
625489659  XXX     XXX             XXX               35075325           credit          1                Missing Document: Missing all loan applications.                                                                                                                                                                                                                                                                                                                                                          10/XX/2007                                    HI     Purchase                                   Primary                   No                       A                            A                              A                           A                                                4/XX/2016                           Yes                                                                                                                                                                    2016/XX/22: Received doc 04/XX/2016
625489659  XXX     XXX             XXX               35075326           compliance      1                (Missing Data) Application Date                                                   No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2007                                    HI     Purchase                                   Primary                   No                       A                            A                              A                           A                                                5/XX/2016                           Yes                                                                                                                                                                    2016/XX/10: Received doc on 4/XX/16
                                                                                                                                                                                           an application date of 9/XX/2007 which is 30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2016/XX/10: Docs were received

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2016/XX/10: docs received 4/XX/16
625489659  XXX     XXX             XXX               35075327           compliance      2                (Doc Error) Security Instrument Error: Notary Date was not provided                                                                                                                                                                                                                                                                                                                                       10/XX/2007                                    HI     Purchase                                   Primary                   No                       B                            B                              B                           B
625488774  XXX     XXX             XXX               35075365           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2007                                     FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 5/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488774  XXX     XXX             XXX               35075366           compliance      1                Missing Final HUD-1                                                               Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                      A violation of RESPA does not impair the validity of a loan or expose a true                                             6/XX/2007                                     FL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                7/XX/2016                           Yes                                                                                                                                                                    2016/XX/27: HUD provided
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.                                                                                                                                      secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.
625488774  XXX     XXX             XXX               35075368           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                 Missing documentation to determine the occupancy and purpose therefore                                       TILA ROR - 3yrs for rescindable transactions.                                                                            6/XX/2007         6/XX/2010                   FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                             compliance review defaulted to owner occupied/cash out refinance.
625488774  XXX     XXX             XXX               35075369           compliance      1                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2007         6/XX/2010                   FL     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                7/XX/2016                           Yes                                                                                                                                                                    2016/XX/27: TIL provided
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488774  XXX     XXX             XXX               35075370           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      6/XX/2007                                     FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488774  XXX     XXX             XXX               35075371           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            6/XX/2007                                     FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488774  XXX     XXX             XXX               35075372           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2007                                     FL     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488714  XXX     XXX             XXX               35075451           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          3/XX/2006                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625488714  XXX     XXX             XXX               35075452           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2006                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 2/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488714  XXX     XXX             XXX               35075453           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      3/XX/2006                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625488272  XXX     XXX             XXX               35075456           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               No                                     8/XX/2007                                     TN     Purchase                                   Second Home               No                       C                            C                              C                           C
625488272  XXX     XXX             XXX               35075457           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     8/XX/2007                                     TN     Purchase                                   Second Home               No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 7/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488272  XXX     XXX             XXX               35075458           compliance      3                Missing Final HUD-1                                                               Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                      A violation of RESPA does not impair the validity of a loan or expose a true      No                                     8/XX/2007                                     TN     Purchase                                   Second Home               No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.                                                                                                                                      secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.
625488272  XXX     XXX             XXX               35075459           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         No                                     8/XX/2007         8/XX/2008                   TN     Purchase                                   Second Home               No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488272  XXX     XXX             XXX               35075460           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               No                                     8/XX/2007                                     TN     Purchase                                   Second Home               No                       B                            B                              B                           B
625488272  XXX     XXX             XXX               35075461           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                     No                                     8/XX/2007                                     TN     Purchase                                   Second Home               No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488437  XXX     XXX             XXX               35075498           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       12/XX/2010                                    OH     Purchase                                   Primary                   No                       C                            C                              C                           C
625488437  XXX     XXX             XXX               35075499           compliance      2                RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days            RESPA (2010): GFE does not provide minimum ten (10) business day availability                                                                                                                  RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2010                                    OH     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           for estimate of charges and terms for all other settlement charges.                                                                                                                            within the statute or implementing regulation, Regulation X, for these type of violations.
625488437  XXX     XXX             XXX               35075500           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2010                                    OH     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488437  XXX     XXX             XXX               35075501           compliance      2                RESPA Disclosure - HUD Settlement Cost Booklet Missing                            RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                   RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2010                                    OH     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488437  XXX     XXX             XXX               35075502           compliance      2                Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage    Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage                                                                                                                 The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                          12/XX/2010                                    OH     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Loan Information Document Not Retained by Lender)                                 Loan Information Document not retained by lender.                                                                                                                                              liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
625488437  XXX     XXX             XXX               35075503           compliance      2                Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)               Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing                                                                                                               The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                          12/XX/2010                                    OH     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Disclosure.                                                                                                                                                                                    liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
625488437  XXX     XXX             XXX               35075504           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL itemization did not disclose the following fees as prepaid finance charges:   $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            12/XX/2010        12/XX/2011                  OH     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          $XXX Closing Protection Letter, $XXX Flood Cert, $XXX Origination Fee, $XXX                                  for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             Recording Service Fee, $XXX Settlement Fee, $XXX Tax Service Fee, $XXX Title                                 liability.
                                                                                                                                                                                                                                                                             Courier, $XXX Wire Fee. Itemization also included a $XXX Final Inspection Fee as a prepaid charge.
625488244  XXX     XXX             XXX               35075511           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           10/XX/2006                                    SC     Construction-Permanent                     Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488244  XXX     XXX             XXX               35075512           compliance      2                South Carolina Home Loan (Complaint Agency Disclosure Not Provided)               South Carolina Home Loan: Borrower not provided with a document specifying the                                                                                                                 Exceptions occurring more than 6 years ago may be outside the states statute of                                          10/XX/2006        10/XX/2012                  SC     Construction-Permanent                     Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           agency designated to receive complaints or inquiries about the origination and                                                                                                                 limitations. Due to the potential remedies available to a court, this exception
                                                                                                                                                                                           making of the loan.                                                                                                                                                                            carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
625489093  XXX     XXX             XXX               35075604           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              1/XX/2008                                     TX     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489093  XXX     XXX             XXX               35075605           credit          2                Final Title Policy is missing. No evidence of title was found in file.                                                                                                                                                                                                                                                                                                                                    1/XX/2008                                     TX     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489506  XXX     XXX             XXX               35075617           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      9/XX/2005                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B
625489506  XXX     XXX             XXX               35075618           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  9/XX/2005         9/XX/2006                   MD     Purchase                                   Primary                   No                       B                            B                              B                           B
625488914  XXX     XXX             XXX               35075648           credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         4/XX/2009                                     NC     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488914  XXX     XXX             XXX               35075649           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2009                                     NC     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488914  XXX     XXX             XXX               35075650           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2009                                     NC     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 3/XX/2009 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625489676  XXX     XXX             XXX               35075672           credit          3                Missing Document: Missing Final 1003                                                                                                                                Broker's only page 1                                                                                                                                                                                                                  3/XX/2008                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489676  XXX     XXX             XXX               35075673           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          3/XX/2008                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489676  XXX     XXX             XXX               35075674           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2008                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 2/XX/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488656  XXX     XXX             XXX               35075682           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      6/XX/2005                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488656  XXX     XXX             XXX               35075683           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2005                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488656  XXX     XXX             XXX               35075684           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2005                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 5/XX/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488656  XXX     XXX             XXX               35075685           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine cause of under disclosure due to missing itemization of       $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            6/XX/2005         6/XX/2008                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          amount financed.                                                                                             for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489089  XXX     XXX             XXX               35075759           compliance      2                SAFE Act - LO Company NMLS license status not approved                            Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator           Oraganization is in approved status                                                                          Liability appears to be limited to originators/licensees.                                                                9/XX/2011                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Organization not in approved license status to conduct loan origination activities.
625489089  XXX     XXX             XXX               35075760           compliance      2                SAFE Act - Individual LO NMLS license status not approved                         Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan           LO in approved status at time of origination                                                                 Liability appears to be limited to originators/licensees.                                                                9/XX/2011                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Originator not in approved license status to conduct loan origination activities.
625489089  XXX     XXX             XXX               35075761           compliance      2                RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days            RESPA (2010): GFE does not provide minimum ten (10) business day availability                                                                                                                  RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2011                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           for estimate of charges and terms for all other settlement charges.                                                                                                                            within the statute or implementing regulation, Regulation X, for these type of violations.
625489089  XXX     XXX             XXX               35075762           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2011                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489089  XXX     XXX             XXX               35075763           compliance      2                RESPA Disclosure - HUD Settlement Cost Booklet Missing                            RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                   RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2011                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488546  XXX     XXX             XXX               35075783           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2006                                    PA     Purchase                                   Primary                   No                       C                            C                              C                           C
625488546  XXX     XXX             XXX               35075784           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          11/XX/2006                                    PA     Purchase                                   Primary                   No                       B                            B                              B                           B
625488546  XXX     XXX             XXX               35075785           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2006                                    PA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488546  XXX     XXX             XXX               35075786           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      11/XX/2006                                    PA     Purchase                                   Primary                   No                       B                            B                              B                           B
625488546  XXX     XXX             XXX               35075787           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  11/XX/2006        11/XX/2007                  PA     Purchase                                   Primary                   No                       B                            B                              B                           B
625488093  XXX     XXX             XXX               35075808           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2006                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488093  XXX     XXX             XXX               35075809           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2006                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 8/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488093  XXX     XXX             XXX               35075810           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2006                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488046  XXX     XXX             XXX               35075820           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            6/XX/2008         6/XX/2011                   GA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488046  XXX     XXX             XXX               35075821           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       6/XX/2008                                     GA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488046  XXX     XXX             XXX               35075822           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            6/XX/2008                                     GA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488046  XXX     XXX             XXX               35075823           compliance      2                Final TIL APR Under/Over Disclosed By Greater Than 0.125%                         Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated                                                                                                                TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for                                                   6/XX/2008         6/XX/2011                   GA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           APR of XX.XX% outside of 0.125% tolerance.                                                                                                                                                     rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489516  XXX     XXX             XXX               35075836           credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         8/XX/2009                                     MS     Purchase                                   Primary                   No                       C                            C                              C                           C
625489516  XXX     XXX             XXX               35075837           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2009                                     MS     Purchase                                   Primary                   No                       C                            C                              C                           C
625489516  XXX     XXX             XXX               35075838           compliance      1                Missing Document: Note - Subject Lien not provided                                                                                                                  Note provided is for property located at XXX however subject loan is for                                                                                                                                                              8/XX/2009                                     MS     Purchase                                   Primary                   No                       A                            A                              A                           A                                                9/XX/2016                           Yes                                                                                                                                                                    2016/XX/06: Correct note received
                                                                                                                                                                                                                                                                             property located at XXX
625489125  XXX     XXX             XXX               35075850           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          9/XX/2007                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
625489125  XXX     XXX             XXX               35075851           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2007                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489711  XXX     XXX             XXX               35075939           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2008                                     FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625489711  XXX     XXX             XXX               35075940           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      1/XX/2008                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489711  XXX     XXX             XXX               35075941           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       1/XX/2008                                     FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625489711  XXX     XXX             XXX               35075942           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              1/XX/2008                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488537  XXX     XXX             XXX               35076063           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          4/XX/2008                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488537  XXX     XXX             XXX               35076064           compliance      2                TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance    Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            4/XX/2008         4/XX/2011                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         (Circuit 2, 3, 5, 7, 8, 9, 10 or DC)                                              Model Form for a refinancing by the same creditor. The H-8 form was used, the                                                                                                                  courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           H-9 form should have been used.                                                                                                                                                                rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625487939  XXX     XXX             XXX               35076085           compliance      2                TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance    Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            7/XX/2005         7/XX/2008                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         (Circuit 2, 3, 5, 7, 8, 9, 10 or DC)                                              Model Form for a refinancing by the same creditor. The H-8 form was used, the                                                                                                                  courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           H-9 form should have been used.                                                                                                                                                                rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625488729  XXX     XXX             XXX               35076088           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2005                                     IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488729  XXX     XXX             XXX               35076089           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2005         6/XX/2006                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625488729  XXX     XXX             XXX               35076090           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2005         6/XX/2006                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488729  XXX     XXX             XXX               35076091           credit          2                Final Title Policy is missing. No evidence of title was found in file.                                                                                                                                                                                                                                                                                                                                    6/XX/2005                                     IL     Purchase                                   Primary                   No                       B                            B                              B                           B
625488729  XXX     XXX             XXX               35076092           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine underdisclosure, missing Itemization.                         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            6/XX/2005         6/XX/2006                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                       for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489646  XXX     XXX             XXX               35076108           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       9/XX/2005                                     MO     Purchase                                   Primary                   No                       C                            C                              C                           C
625488987  XXX     XXX             XXX               35076112           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2005                                     LA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488987  XXX     XXX             XXX               35076113           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2005                                     LA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 3/XX/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488987  XXX     XXX             XXX               35076114           compliance      2                (Doc Error) Note Error: Loan does not comply with state prepayment penalty                                                                                          PPP expired. Prepayment charge not allowed per state of LA - max prepayment                                                                                                                                                           4/XX/2005                                     LA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         requirements                                                                                                                                                        charge for LA loan is 5%, 4%, 3%, 2%, 1% - Note rider reflects prepayment of 5%,
                                                                                                                                                                                                                                                                             5%,5%.5%,5%. Lender is XXX.
625488772  XXX     XXX             XXX               35076230           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     3/XX/2008                                     FL     Purchase                                   Investment                No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 2/XX/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488772  XXX     XXX             XXX               35076231           compliance      3                Missing Final HUD-1                                                               Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                      A violation of RESPA does not impair the validity of a loan or expose a true      No                                     3/XX/2008                                     FL     Purchase                                   Investment                No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.                                                                                                                                      secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.
625488772  XXX     XXX             XXX               35076232           compliance      2                (Missing Data) Missing Information to Determine Origination Channel               Unable to determine the origination channel based on the loan documents provided                                                                                                                                                                                                 No                                     3/XX/2008                                     FL     Purchase                                   Investment                No                       B                            B                              B                           B
                                                                                                                                                                                           for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
625488772  XXX     XXX             XXX               35076233           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               No                                     3/XX/2008                                     FL     Purchase                                   Investment                No                       C                            C                              C                           C
625489501  XXX     XXX             XXX               35076243           credit          1                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2007                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                                                9/XX/2016                           Yes                                                                                                                                                                    2016/XX/02: Received Final 1003, exception cleared.
625489501  XXX     XXX             XXX               35076244           compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           1/XX/2007                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
625489501  XXX     XXX             XXX               35076245           compliance      1                Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                        1/XX/2007                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                                                9/XX/2016                           Yes                                                                                                                                                                    2016/XX/02: Received Note, exception cleared.
625489501  XXX     XXX             XXX               35076246           credit          3                Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                         1/XX/2007                                     CA     Purchase                                   Primary                   No                       D                            D                              D                           D
625489501  XXX     XXX             XXX               35076247           credit          1                Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                                                                                       1/XX/2007                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                                                9/XX/2016                           Yes                                                                                                                                                                    2016/XX/02: Received Final Title, exception cleared.
625489501  XXX     XXX             XXX               35076248           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            1/XX/2007                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489501  XXX     XXX             XXX               35076249           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      1/XX/2007                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
625489501  XXX     XXX             XXX               35076250           compliance      1                TILA - Final TIL Missing                                                                                                                                                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                1/XX/2007         1/XX/2008                   CA     Purchase                                   Primary                   No                       A                            A                              A                           A                                                9/XX/2016                           Yes                                                                                                                                                                    2016/XX/02: Received TIL, exception cleared.
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489501  XXX     XXX             XXX               35076251           compliance      1                Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                       1/XX/2007                                     CA     Purchase                                   Primary                   No                       A                            A                              A                           A                                                9/XX/2016                           Yes                                                                                                                                                                    2016/XX/02: Received Final HUD-1, exception cleared.
625489501  XXX     XXX             XXX               35076253           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          1/XX/2007                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
625489501  XXX     XXX             XXX               35076254           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2007                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625489501  XXX     XXX             XXX               35076255           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2007         1/XX/2008                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625489501  XXX     XXX             XXX               35076256           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2007         1/XX/2008                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489030  XXX     XXX             XXX               35076260           compliance      2                Initial TIL not provided                                                                                                                                            Provided date not indicated on initial TIL.                                                                                                                                                                                           3/XX/2007         3/XX/2008                   MD     Purchase                                   Primary                   No                       B                            B                              B                           B
625489030  XXX     XXX             XXX               35076261           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          3/XX/2007                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B
625489030  XXX     XXX             XXX               35076262           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2007                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489030  XXX     XXX             XXX               35076263           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2007         3/XX/2008                   MD     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489030  XXX     XXX             XXX               35076264           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2007         3/XX/2008                   MD     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489200  XXX     XXX             XXX               35076270           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2007                                     GA     Purchase                                   Primary                   No                       C                            C                              C                           C
625489200  XXX     XXX             XXX               35076271           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      8/XX/2007                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
625489200  XXX     XXX             XXX               35076272           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  8/XX/2007         8/XX/2008                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B
625489200  XXX     XXX             XXX               35076273           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2007                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 7/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625489200  XXX     XXX             XXX               35076274           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2007                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488791  XXX     XXX             XXX               35076297           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          11/XX/2006                                    WI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488791  XXX     XXX             XXX               35076298           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2006                                    WI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488791  XXX     XXX             XXX               35076299           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2006        11/XX/2007                  WI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488791  XXX     XXX             XXX               35076300           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      11/XX/2006                                    WI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489206  XXX     XXX             XXX               35076346           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489206  XXX     XXX             XXX               35076347           compliance      2                Initial TIL not provided                                                                                                                                            The Lender's Initial Truth In Lending Disclosure was not provided in the loan                                                                                                                                                         7/XX/2007         7/XX/2008                   MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                             File.
625489206  XXX     XXX             XXX               35076349           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 6/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488305  XXX     XXX             XXX               35076363           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2006                                    MS     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488305  XXX     XXX             XXX               35076364           compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           10/XX/2006                                    MS     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488305  XXX     XXX             XXX               35076365           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          10/XX/2006                                    MS     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488305  XXX     XXX             XXX               35076366           credit          2                Final Title Policy is missing. No evidence of title was found in file.                                                                                                                                                                                                                                                                                                                                    10/XX/2006                                    MS     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488363  XXX     XXX             XXX               35076391           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          11/XX/2007                                    CA     Refinance - Cash-out - Debt Consolidation  Investment                No                       B                            B                              B                           B
625489114  XXX     XXX             XXX               35076447           credit          3                Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                 2/XX/2009                                     MA     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C
625489114  XXX     XXX             XXX               35076448           credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         2/XX/2009                                     MA     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C
625489114  XXX     XXX             XXX               35076449           credit          3                Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                             2/XX/2009                                     MA     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C
625489114  XXX     XXX             XXX               35076450           compliance      2                Final TIL APR Under/Over Disclosed By Greater Than 0.125%                         Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated                                                                                                                TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for                                                   2/XX/2009         2/XX/2013                   MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           APR of XX.XX% outside of 0.125% tolerance.                                                                                                                                                     rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489114  XXX     XXX             XXX               35076451           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            2/XX/2009         2/XX/2013                   MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489114  XXX     XXX             XXX               35076452           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            2/XX/2009                                     MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625487961  XXX     XXX             XXX               35076466           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2005                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625487961  XXX     XXX             XXX               35076467           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2005        11/XX/2006                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625487961  XXX     XXX             XXX               35076468           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2005        11/XX/2006                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488455  XXX     XXX             XXX               35076485           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2005         9/XX/2006                   AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488455  XXX     XXX             XXX               35076486           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2005         9/XX/2006                   AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625488073  XXX     XXX             XXX               35076488           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           12/XX/2006                                    MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488073  XXX     XXX             XXX               35076489           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2006                                    MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488073  XXX     XXX             XXX               35076490           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/2006                                    MD     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488019  XXX     XXX             XXX               35076497           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2006                                     FL     Refinance - Cash-out - Other               Second Home               No                       C                            C                              C                           C
625488019  XXX     XXX             XXX               35076498           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          9/XX/2006                                     FL     Refinance - Cash-out - Other               Second Home               No                       B                            B                              B                           B
625488019  XXX     XXX             XXX               35076499           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2006                                     FL     Refinance - Cash-out - Other               Second Home               No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 8/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488019  XXX     XXX             XXX               35076500           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2006                                     FL     Refinance - Cash-out - Other               Second Home               No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488019  XXX     XXX             XXX               35076501           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                 TIL in file indicated to be final, expected funding date same as disbursement                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2006         9/XX/2007                   FL     Refinance - Cash-out - Other               Second Home               No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                             and/or note date but is not signed or dated by borrower so cannot confirm that                               defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                             borrower received.
625488019  XXX     XXX             XXX               35076502           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            9/XX/2006                                     FL     Refinance - Cash-out - Other               Second Home               No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489376  XXX     XXX             XXX               35076515           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      7/XX/2005                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489376  XXX     XXX             XXX               35076516           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2005         7/XX/2006                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625489376  XXX     XXX             XXX               35076517           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2005         7/XX/2006                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489376  XXX     XXX             XXX               35076518           compliance      2                TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance    Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            7/XX/2005         7/XX/2008                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         (Circuit 2, 3, 5, 7, 8, 9, 10 or DC)                                              Model Form for a refinancing by the same creditor. The H-8 form was used, the                                                                                                                  courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           H-9 form should have been used.                                                                                                                                                                rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625489084  XXX     XXX             XXX               35076519           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2007                                     MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489084  XXX     XXX             XXX               35076521           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2007                                     MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 7/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625489084  XXX     XXX             XXX               35076522           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2007                                     MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489033  XXX     XXX             XXX               35076598           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2005                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489033  XXX     XXX             XXX               35076599           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2005                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 5/XX/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625489033  XXX     XXX             XXX               35076600           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2005         6/XX/2006                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625489033  XXX     XXX             XXX               35076601           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2005         6/XX/2006                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489433  XXX     XXX             XXX               35076655           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2006                                     WV     Purchase                                   Primary                   No                       C                            C                              C                           C
625489433  XXX     XXX             XXX               35076656           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      7/XX/2006                                     WV     Purchase                                   Primary                   No                       B                            B                              B                           B
625489433  XXX     XXX             XXX               35076657           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  7/XX/2006         7/XX/2007                   WV     Purchase                                   Primary                   No                       B                            B                              B                           B
625489433  XXX     XXX             XXX               35076658           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2006                                     WV     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 6/XX/2006 which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.
625489284  XXX     XXX             XXX               35076661           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2010                                     NC     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489284  XXX     XXX             XXX               35076662           credit          2                Note is not on a FNMA/FHLMC form and may not contain standard legal language.                                                                                                                                                                                                                                                                                                                             3/XX/2010                                     NC     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488441  XXX     XXX             XXX               35076690           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2009                                     SC     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488441  XXX     XXX             XXX               35076691           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2009                                     SC     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 1/XX/2009 which is 1 month(s) prior to consummation. A 3 month lookback was used to determine this application date.
625488441  XXX     XXX             XXX               35076692           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2009                                     SC     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488441  XXX     XXX             XXX               35076693           compliance      2                South Carolina Home Loan (Complaint Agency Disclosure Not Provided)               South Carolina Home Loan: Borrower not provided with a document specifying the                                                                                                                 Exceptions occurring more than 6 years ago may be outside the states statute of                                          2/XX/2009         2/XX/2015                   SC     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           agency designated to receive complaints or inquiries about the origination and                                                                                                                 limitations. Due to the potential remedies available to a court, this exception
                                                                                                                                                                                           making of the loan.                                                                                                                                                                            carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
625488441  XXX     XXX             XXX               35076694           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      2/XX/2009                                     SC     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489382  XXX     XXX             XXX               35076796           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  10/XX/2007        10/XX/2008                  FL     Purchase                                   Primary                   No                       B                            B                              B                           B
625489382  XXX     XXX             XXX               35076797           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2007                                    FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488595  XXX     XXX             XXX               35076798           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2007                                     MD     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488595  XXX     XXX             XXX               35076799           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2007                                     MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 3/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625489409  XXX     XXX             XXX               35076849           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     The itemization of amount financed did not break out origination fee; unable to   $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            10/XX/2006        10/XX/2009                  FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          determine under-disclosure of $XXX.                                                                          for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489511  XXX     XXX             XXX               35076963           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2007                                    AR     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489511  XXX     XXX             XXX               35076964           credit          2                Note is not on a FNMA/FHLMC form and may not contain standard legal language.                                                                                                                                                                                                                                                                                                                             10/XX/2007                                    AR     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489511  XXX     XXX             XXX               35076965           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      10/XX/2007                                    AR     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489511  XXX     XXX             XXX               35076966           credit          2                Final Title Policy is missing. No evidence of title was found in file.                                                                                                                                                                                                                                                                                                                                    10/XX/2007                                    AR     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489511  XXX     XXX             XXX               35076967           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2007        10/XX/2008                  AR     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625489511  XXX     XXX             XXX               35076968           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2007        10/XX/2008                  AR     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489511  XXX     XXX             XXX               35076969           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            10/XX/2007        10/XX/2010                  AR     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489511  XXX     XXX             XXX               35076970           compliance      1                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2007        10/XX/2010                  AR     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                11/XX/2016                          Yes                                                                                                                                                                    2016/XX/07: Cleared with TIL provided
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489511  XXX     XXX             XXX               35076971           compliance      1                Missing Final HUD-1                                                               Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                      A violation of RESPA does not impair the validity of a loan or expose a true                                             10/XX/2007                                    AR     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                11/XX/2016                          Yes                                                                                                                                                                    2016/XX/07: Cleared with HUD provided
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.                                                                                                                                      secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.
625489511  XXX     XXX             XXX               35076972           compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           10/XX/2007                                    AR     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489511  XXX     XXX             XXX               35076973           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            10/XX/2007                                    AR     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489511  XXX     XXX             XXX               35076974           credit          3                Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                  10/XX/2007                                    AR     Refinance - Cash-out - Debt Consolidation  Primary                   No                       D                            D                              D                           D
625489511  XXX     XXX             XXX               35076975           compliance      1                (Missing Data) Missing Information to Determine Origination Channel               Unable to determine the origination channel based on the loan documents provided                                                                                                                                                                                                                                        10/XX/2007                                    AR     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                11/XX/2016                          Yes                                                                                                                                                                    2016/XX/07: Cleared with HUD provided
                                                                                                                                                                                           for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
625489580  XXX     XXX             XXX               35077006           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2007                                     PA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489580  XXX     XXX             XXX               35077007           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            6/XX/2007         6/XX/2008                   PA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489580  XXX     XXX             XXX               35077008           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  6/XX/2007         6/XX/2008                   PA     Purchase                                   Primary                   No                       B                            B                              B                           B
625489036  XXX     XXX             XXX               35077021           credit          3                Missing Document: Service Provider Disclosure not provided                                                                                                                                                                                                                                                                                                                                                12/XX/2003                                    VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489036  XXX     XXX             XXX               35077022           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2003                                    VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2003 which is the consummation date. A 1 month lookback was used to determine this application date.
625489036  XXX     XXX             XXX               35077023           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2003        12/XX/2004                  VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489220  XXX     XXX             XXX               35077024           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489220  XXX     XXX             XXX               35077025           credit          3                Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                  7/XX/2007                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       D                            D                              D                           D
625489220  XXX     XXX             XXX               35077026           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            7/XX/2007                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489220  XXX     XXX             XXX               35077027           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489220  XXX     XXX             XXX               35077028           compliance      1                Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                       7/XX/2007                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                11/XX/2016                          Yes                                                                                                                                                                    2016/XX/09: 2016/XX/07 11:20:57 by TM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Comment: Cleared with HUD provided.
625489220  XXX     XXX             XXX               35077029           compliance      2                TILA - Final TIL Missing                                                                                                                                                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2007         7/XX/2010                   MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489220  XXX     XXX             XXX               35077030           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 6/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625489220  XXX     XXX             XXX               35077031           compliance      1                Missing Final HUD-1                                                               Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                      A violation of RESPA does not impair the validity of a loan or expose a true                                             7/XX/2007                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                11/XX/2016                          Yes                                                                                                                                                                    2016/XX/07: Cleared with HUD provided.
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.                                                                                                                                      secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.
625489220  XXX     XXX             XXX               35077032           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                 Missing documentation to determine the occupancy and purpose therefore                                       TILA ROR - 3yrs for rescindable transactions.                                                                            7/XX/2007         7/XX/2010                   MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                             compliance review defaulted to owner occupied/cash out refinance.
625489220  XXX     XXX             XXX               35077033           compliance      1                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2007         7/XX/2010                   MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                11/XX/2016                          Yes                                                                                                                                                                    2016/XX/07: Cleared with TIL provided
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488372  XXX     XXX             XXX               35077034           compliance      3                (Doc Error) HUD Error: Disbursement date is earlier than notary/security                                                                                            HUD reflects a disbursement date of 12/XX/2007 however the notary date is                                                                                                                      Tested                                 12/XX/2007                                    AZ     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
                                                                                                         instrument date.                                                                                                                                                    12/XX/2007.
625488372  XXX     XXX             XXX               35077035           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Tested                                 12/XX/2007        12/XX/2008                  AZ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488372  XXX     XXX             XXX               35077036           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Tested                                 12/XX/2007        12/XX/2008                  AZ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488372  XXX     XXX             XXX               35077037           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                     Tested                                 12/XX/2007        12/XX/2010                  AZ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 12/XX/2007.
625488372  XXX     XXX             XXX               35077038           credit          2                Note is not on a FNMA/FHLMC form and may not contain standard legal language.                                                                                                                                                                                                                                                                                      Tested                                 12/XX/2007                                    AZ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488372  XXX     XXX             XXX               35077039           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Tested                                 12/XX/2007                                    AZ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488372  XXX     XXX             XXX               35077040           compliance      3                (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature                                                                                                                                                                                                                                                                                       Tested                                 12/XX/2007                                    AZ     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
                                                                                                         date.
625488041  XXX     XXX             XXX               35077041           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2007         3/XX/2008                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488041  XXX     XXX             XXX               35077042           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2007         3/XX/2010                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488041  XXX     XXX             XXX               35077043           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2007         3/XX/2008                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625489574  XXX     XXX             XXX               35077066           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      1/XX/2008                                     MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488264  XXX     XXX             XXX               35077088           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2007                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488264  XXX     XXX             XXX               35077089           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2007                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 7/XX/2007 which is 1 month(s) prior to consummation. A 3 month lookback was used to determine this application date.
625488264  XXX     XXX             XXX               35077090           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 8/XX/2007, prior to                                                                                                                TILA ROR - 3yrs for rescindable transactions.                                                                            8/XX/2007         8/XX/2010                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 8/XX/2007.
625488264  XXX     XXX             XXX               35077091           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      8/XX/2007                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488264  XXX     XXX             XXX               35077092           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  8/XX/2007         8/XX/2008                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488512  XXX     XXX             XXX               35077139           credit          2                Note is not on a FNMA/FHLMC form and may not contain standard legal language.                                                                                                                                                                                                                                                                                                                             9/XX/2010                                     WA     Refinance - Streamlined                    Primary                   No                       B                            B                              B                           B
625488512  XXX     XXX             XXX               35077140           compliance      2                RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days            RESPA (2010): GFE does not provide minimum ten (10) business day availability                                                                                                                  RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2010                                     WA     Refinance - Streamlined                    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           for estimate of charges and terms for all other settlement charges.                                                                                                                            within the statute or implementing regulation, Regulation X, for these type of violations.
625488512  XXX     XXX             XXX               35077141           compliance      2                Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)  Washington HB 2770: Mortgage loan file does not contain a disclosure summary of                                                                                                                The Act does not appear to provide for assignee liability.                                                               9/XX/2010                                     WA     Refinance - Streamlined                    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           all material terms provided to borrower.
625488512  XXX     XXX             XXX               35077142           compliance      2                RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3  RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2010                                     WA     Refinance - Streamlined                    Primary                   No                       B                            B                              B                           B
                                                                                                         Business Days of Application                                                      Statement to applicant within three (3) business days of application.                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488972  XXX     XXX             XXX               35077165           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 6/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488972  XXX     XXX             XXX               35077166           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2007                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488972  XXX     XXX             XXX               35077167           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2007         7/XX/2008                   NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489252  XXX     XXX             XXX               35077185           credit          2                Note is not on a FNMA/FHLMC form and may not contain standard legal language.                                                                                                                                                                                                                                                                                                                             1/XX/2007                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489252  XXX     XXX             XXX               35077186           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              1/XX/2007                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488646  XXX     XXX             XXX               35077187           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  5/XX/2006         5/XX/2007                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B
625488646  XXX     XXX             XXX               35077188           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           5/XX/2006                                     IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488646  XXX     XXX             XXX               35077189           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2006                                     IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 4/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488646  XXX     XXX             XXX               35077190           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            5/XX/2006                                     IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488646  XXX     XXX             XXX               35077191           credit          3                Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                  5/XX/2006                                     IL     Purchase                                   Primary                   No                       D                            D                              D                           D
625488646  XXX     XXX             XXX               35077192           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      5/XX/2006                                     IL     Purchase                                   Primary                   No                       B                            B                              B                           B
625489387  XXX     XXX             XXX               35077221           compliance      2                South Carolina Home Loan (Complaint Agency Disclosure Not Provided)               South Carolina Home Loan: Borrower not provided with a document specifying the                                                                                                                 Exceptions occurring more than 6 years ago may be outside the states statute of                                          3/XX/2007         3/XX/2013                   SC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           agency designated to receive complaints or inquiries about the origination and                                                                                                                 limitations. Due to the potential remedies available to a court, this exception
                                                                                                                                                                                           making of the loan.                                                                                                                                                                            carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
625489387  XXX     XXX             XXX               35077222           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  3/XX/2007         3/XX/2008                   SC     Purchase                                   Primary                   No                       B                            B                              B                           B
625488076  XXX     XXX             XXX               35077259           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2007                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C
625488076  XXX     XXX             XXX               35077260           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          6/XX/2007                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B
625488076  XXX     XXX             XXX               35077261           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2007                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 5/XX/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 12/XX/2006.
625488076  XXX     XXX             XXX               35077262           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2007         6/XX/2008                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488076  XXX     XXX             XXX               35077263           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2007         6/XX/2008                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488076  XXX     XXX             XXX               35077264           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing             RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2007                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Disclosure to borrower.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489239  XXX     XXX             XXX               35077282           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          10/XX/2007                                    GA     Purchase                                   Primary                   No                       B                            B                              B                           B
625489239  XXX     XXX             XXX               35077283           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2007                                    GA     Purchase                                   Primary                   No                       C                            C                              C                           C
625489239  XXX     XXX             XXX               35077284           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      10/XX/2007                                    GA     Purchase                                   Primary                   No                       B                            B                              B                           B
625489239  XXX     XXX             XXX               35077285           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2007                                    GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 9/XX/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 4/XX/2007.
625489239  XXX     XXX             XXX               35077286           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  10/XX/2007        10/XX/2008                  GA     Purchase                                   Primary                   No                       B                            B                              B                           B
625489273  XXX     XXX             XXX               35077287           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2004                                     CO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489273  XXX     XXX             XXX               35077288           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               8/XX/2004                                     CO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                2/XX/2017                           Yes                                                                                                                                                                    2017/XX/20: Received Final HUD-1, exception cleared.
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625489273  XXX     XXX             XXX               35077289           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2004                                     CO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                2/XX/2017                           Yes                                                                                                                                                                    2017/XX/20: Received Final HUD-1, exception cleared.
                                                                                                                                                                                           an application date of 7/XX/2004 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 2/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625489273  XXX     XXX             XXX               35077290           compliance      1                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            8/XX/2004         8/XX/2007                   CO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                2/XX/2017                           Yes                                                                                                                                                                    2017/XX/20: Received ROR, exception cleared.
625489273  XXX     XXX             XXX               35077291           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  8/XX/2004         8/XX/2005                   CO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489273  XXX     XXX             XXX               35077292           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            8/XX/2004                                     CO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489273  XXX     XXX             XXX               35077293           credit          3                Missing Valuation:                                                                                                                                                  Missing appraisal.                                                                                                                                                                                                                    8/XX/2004                                     CO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489273  XXX     XXX             XXX               35077294           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      8/XX/2004                                     CO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489273  XXX     XXX             XXX               35077295           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2004                                     CO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 7/XX/2004 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 2/XX/2004.
625487940  XXX     XXX             XXX               35077297           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/1997                                     NC     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625487940  XXX     XXX             XXX               35077298           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/1997                                     NC     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 3/XX/1997 which is 0 months prior to consummation. A 2 month lookback was used to determine this application date. The final date used for testing was 3/XX/1997.
625487940  XXX     XXX             XXX               35077299           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      3/XX/1997                                     NC     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625487940  XXX     XXX             XXX               35077300           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  3/XX/1997         3/XX/1998                   NC     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488205  XXX     XXX             XXX               35077341           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2004                                     RI     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488205  XXX     XXX             XXX               35077342           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2004                                     RI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 6/XX/2004 which is 1 months prior to consummation. A 2 month lookback was used to determine this application date. The final date used for testing was 6/XX/2004.
625488459  XXX     XXX             XXX               35077444           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2007                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488459  XXX     XXX             XXX               35077445           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          4/XX/2007                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488459  XXX     XXX             XXX               35077446           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2007                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 3/XX/2007 which is 1 months prior to consummation. A 2 month lookback was used to determine this application date. The final date used for testing was 3/XX/2007.
625488459  XXX     XXX             XXX               35077447           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      4/XX/2007                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488459  XXX     XXX             XXX               35077448           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  4/XX/2007         4/XX/2008                   PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489550  XXX     XXX             XXX               35077488           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2004                                     NJ     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C
625489550  XXX     XXX             XXX               35077489           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            9/XX/2004                                     NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489550  XXX     XXX             XXX               35077490           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      9/XX/2004                                     NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
625489550  XXX     XXX             XXX               35077491           compliance      1                Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                       9/XX/2004                                     NJ     Refinance - Rate/Term                      Primary                   Yes                      A                            A                              A                           A                                                2/XX/2017                           Yes                                                                                                                                                                    2017/XX/20: Received Final HUD-1, exception cleared.
625489550  XXX     XXX             XXX               35077492           compliance      1                TILA - Final TIL Missing                                                                                                                                                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2004         9/XX/2007                   NJ     Refinance - Rate/Term                      Primary                   Yes                      A                            A                              A                           A                                                2/XX/2017                           Yes                                                                                                                                                                    2017/XX/20: Received TIL, exception cleared.
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489550  XXX     XXX             XXX               35077494           compliance      1                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           9/XX/2004                                     NJ     Refinance - Rate/Term                      Primary                   Yes                      A                            A                              A                           A                                                2/XX/2017                           Yes                                                                                                                                                                    2017/XX/20: Duplicate
625489550  XXX     XXX             XXX               35077495           credit          3                Missing Valuation:                                                                                                                                                  Missing appraisal from loan file.                                                                                                                                                                                                     9/XX/2004                                     NJ     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C
625489550  XXX     XXX             XXX               35077496           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2004                                     NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 8/XX/2004 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 3/XX/2004.
625489550  XXX     XXX             XXX               35077497           compliance      3                New Jersey Home Loan (Late Charge)                                                New Jersey Home Loan: Mortgage loan contains an impermissible late charge of                                                                                                                   Assignee Liability: Assignees and purchasers of New Jersey high cost home loans                                          9/XX/2004                                     NJ     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C
                                                                                                                                                                                           greater than 5.0% or a grace period less than 15 days.                                                                                                                                         are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan.
                                                                                                                                                                                                                                                                                                                                                                                          Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and
                                                                                                                                                                                                                                                                                                                                                                                          (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                          ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.
625489550  XXX     XXX             XXX               35077498           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2004         9/XX/2007                   NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
625489550  XXX     XXX             XXX               35077499           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2004         9/XX/2007                   NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489550  XXX     XXX             XXX               35077500           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2004         9/XX/2007                   NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489617  XXX     XXX             XXX               35077511           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2002                                     AZ     Purchase                                   Primary                   No                       C                            C                              C                           C
625489617  XXX     XXX             XXX               35077512           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      5/XX/2002                                     AZ     Purchase                                   Primary                   No                       B                            B                              B                           B
625489617  XXX     XXX             XXX               35077513           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2002                                     AZ     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 4/XX/2002 which is 1 months prior to consummation. A 3 month lookback was used to determine this application date. The final date used for testing was 4/XX/2002.
625489602  XXX     XXX             XXX               35077518           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2007                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489602  XXX     XXX             XXX               35077519           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          2/XX/2007                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489602  XXX     XXX             XXX               35077520           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2007                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 1/XX/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 8/XX/2006.
625489602  XXX     XXX             XXX               35077521           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2007         2/XX/2008                   CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489602  XXX     XXX             XXX               35077522           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      2/XX/2007                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488730  XXX     XXX             XXX               35077548           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2007                                     NC     Purchase                                   Primary                   No                       C                            C                              C                           C
625488730  XXX     XXX             XXX               35077549           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2007                                     NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 2/XX/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 9/XX/2006.
625488730  XXX     XXX             XXX               35077550           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  3/XX/2007         3/XX/2008                   NC     Purchase                                   Primary                   No                       B                            B                              B                           B
625488730  XXX     XXX             XXX               35077551           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      3/XX/2007                                     NC     Purchase                                   Primary                   No                       B                            B                              B                           B
625488730  XXX     XXX             XXX               35077552           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      3/XX/2007                                     NC     Purchase                                   Primary                   No                       B                            B                              B                           B
625488603  XXX     XXX             XXX               35077638           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     GA     Purchase                                   Primary                   No                       C                            C                              C                           C
625488603  XXX     XXX             XXX               35077639           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 7/XX/2007 which is 0 months prior to consummation. A 2 month lookback was used to determine this application date. The final date used for testing was 7/XX/2007.
625488603  XXX     XXX             XXX               35077640           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2007         7/XX/2008                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488603  XXX     XXX             XXX               35077641           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
625488017  XXX     XXX             XXX               35077647           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/2005                                    GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488017  XXX     XXX             XXX               35077648           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      12/XX/2005                                    GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488017  XXX     XXX             XXX               35077650           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          12/XX/2005                                    GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488017  XXX     XXX             XXX               35077651           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2005                                    GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2005 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 6/XX/2005.
625488361  XXX     XXX             XXX               35077716           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2007         2/XX/2008                   WI     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488361  XXX     XXX             XXX               35077717           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Finance charges under disclosed by $XXX which exceeds the $XXX tolerance for      $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            2/XX/2007         2/XX/2008                   WI     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          purchase transactions. Unable to determine under disclosure due to missing                                   for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             itemization of amount financed.                                                                              liability.
625489268  XXX     XXX             XXX               35077738           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2007                                     OR     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625489268  XXX     XXX             XXX               35077739           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2007                                     OR     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 4/XX/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 11/XX/2006.
625489268  XXX     XXX             XXX               35077740           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2007         5/XX/2008                   OR     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489268  XXX     XXX             XXX               35077741           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          5/XX/2007                                     OR     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489268  XXX     XXX             XXX               35077742           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              5/XX/2007                                     OR     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625488318  XXX     XXX             XXX               35077773           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2008                                     VA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488318  XXX     XXX             XXX               35077774           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          1/XX/2008                                     VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488318  XXX     XXX             XXX               35077775           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2008                                     VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 7/XX/2007.
625488318  XXX     XXX             XXX               35077776           compliance      2                Virginia Mortgage Lender and Broker Act (Additional Compensation Not on Written   Virginia Mortgage Lender and Broker Act: Mortgage broker has received                                                                                                                          The secondary market purchase of a loan does not trigger coverage of the                                                 1/XX/2008                                     VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Agreement)                                                                        compensation from the borrower other than that specified in the written                                                                                                                        statute.
                                                                                                                                                                                           agreement signed by the borrower.
625488682  XXX     XXX             XXX               35077805           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          5/XX/2007                                     GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488682  XXX     XXX             XXX               35077806           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2007                                     GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 4/XX/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 11/XX/2006.
625488682  XXX     XXX             XXX               35077807           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2007         5/XX/2008                   GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488682  XXX     XXX             XXX               35077808           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2007         5/XX/2008                   GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488682  XXX     XXX             XXX               35077809           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2007                                     GA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488682  XXX     XXX             XXX               35077810           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      5/XX/2007                                     GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488682  XXX     XXX             XXX               35077811           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  5/XX/2007         5/XX/2008                   GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489041  XXX     XXX             XXX               35077812           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  10/XX/2005        10/XX/2006                  RI     Purchase                                   Primary                   No                       B                            B                              B                           B
625489041  XXX     XXX             XXX               35077813           credit          3                Missing Document: Purchase Agreement / Sales Contract not provided                                                                                                                                                                                                                                                                                                                                        10/XX/2005                                    RI     Purchase                                   Primary                   No                       D                            D                              D                           D
625489041  XXX     XXX             XXX               35077814           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2005        10/XX/2006                  RI     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489041  XXX     XXX             XXX               35077815           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          10/XX/2005                                    RI     Purchase                                   Primary                   No                       B                            B                              B                           B
625489041  XXX     XXX             XXX               35077816           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2005                                    RI     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488221  XXX     XXX             XXX               35077903           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2003                                    AL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2003 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 5/XX/2003.
625488221  XXX     XXX             XXX               35077904           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       11/XX/2003                                    AL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488690  XXX     XXX             XXX               35078078           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          1/XX/2008                                     MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488690  XXX     XXX             XXX               35078079           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              1/XX/2008                                     MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488690  XXX     XXX             XXX               35078080           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                1/XX/2008         1/XX/2011                   MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488690  XXX     XXX             XXX               35078081           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                1/XX/2008         1/XX/2011                   MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488857  XXX     XXX             XXX               35078096           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2006                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488857  XXX     XXX             XXX               35078097           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       8/XX/2006                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C
625488383  XXX     XXX             XXX               35078099           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2008                                    GA     Purchase                                   Primary                   No                       C                            C                              C                           C
625488383  XXX     XXX             XXX               35078100           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2008                                    GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2008.
625488540  XXX     XXX             XXX               35078102           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2008                                     IL     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488540  XXX     XXX             XXX               35078103           credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         5/XX/2008                                     IL     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488540  XXX     XXX             XXX               35078104           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2008                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.
625489109  XXX     XXX             XXX               35078106           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2006                                     NJ     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489109  XXX     XXX             XXX               35078107           credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         2/XX/2006                                     NJ     Purchase                                   Primary                   Yes                      C                            C                              C                           C
625488180  XXX     XXX             XXX               35078137           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2009                                     VA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2009.
625488180  XXX     XXX             XXX               35078138           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2009                                     VA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488180  XXX     XXX             XXX               35078139           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2009                                     VA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488000  XXX     XXX             XXX               35078193           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2004                                     CT     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488000  XXX     XXX             XXX               35078194           credit          3                Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                                                                                       3/XX/2004                                     CT     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488000  XXX     XXX             XXX               35078195           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            3/XX/2004                                     CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488000  XXX     XXX             XXX               35078196           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      3/XX/2004                                     CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488000  XXX     XXX             XXX               35078197           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2004                                     CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.
625489049  XXX     XXX             XXX               35078198           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2008                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C
625489049  XXX     XXX             XXX               35078199           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2008                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489049  XXX     XXX             XXX               35078200           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            7/XX/2008                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489577  XXX     XXX             XXX               35078255           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2005                                     NY     Purchase                                   Primary                   No                       C                            C                              C                           C
625489577  XXX     XXX             XXX               35078256           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2005                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
625489577  XXX     XXX             XXX               35078257           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2005         9/XX/2006                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489577  XXX     XXX             XXX               35078258           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      9/XX/2005                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
625489577  XXX     XXX             XXX               35078259           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2005         9/XX/2006                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625489577  XXX     XXX             XXX               35078260           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2005         9/XX/2006                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489577  XXX     XXX             XXX               35078261           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2005                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488624  XXX     XXX             XXX               35078262           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2005                                     NM     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      C                            C                              C                           C
625488624  XXX     XXX             XXX               35078263           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          5/XX/2005                                     NM     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625488624  XXX     XXX             XXX               35078264           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2005         5/XX/2008                   NM     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488624  XXX     XXX             XXX               35078265           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2005         5/XX/2008                   NM     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488624  XXX     XXX             XXX               35078266           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2005                                     NM     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
625488624  XXX     XXX             XXX               35078267           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2005         5/XX/2008                   NM     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 05/XX/2005.
625488391  XXX     XXX             XXX               35078279           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2004                                    MO     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488391  XXX     XXX             XXX               35078281           compliance      1                Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                        10/XX/2004                                    MO     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/14: Cleared- Note received
625488391  XXX     XXX             XXX               35078282           credit          1                Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                         10/XX/2004                                    MO     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/14: Cleared- mortgage received
625488391  XXX     XXX             XXX               35078283           compliance      1                Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                       10/XX/2004                                    MO     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                  2017/XX/13: HUD provided to AMC 9/12                                              2017/XX/13: Unable to locate HUD on MoveIT site

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2017/XX/14: HUD received- Unable to run compliance testing due to missing note
625488391  XXX     XXX             XXX               35078284           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      10/XX/2004                                    MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488391  XXX     XXX             XXX               35078285           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           File only contains 31 pages of post closing documentation.                                                                                                                                                                            10/XX/2004                                    MO     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/14: Cleared- documentation received to complete testing
625488391  XXX     XXX             XXX               35078286           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             10/XX/2004                                    MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.
625488391  XXX     XXX             XXX               35078287           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2004                                    MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
625488391  XXX     XXX             XXX               35078288           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            10/XX/2004        10/XX/2007                  MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488391  XXX     XXX             XXX               35078289           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2004        10/XX/2007                  MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488391  XXX     XXX             XXX               35078290           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            10/XX/2004                                    MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488391  XXX     XXX             XXX               35078291           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              10/XX/2004                                    MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625488223  XXX     XXX             XXX               35078296           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2004         4/XX/2007                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488223  XXX     XXX             XXX               35078297           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2004                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488223  XXX     XXX             XXX               35078298           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2004         4/XX/2007                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488357  XXX     XXX             XXX               35078313           compliance      2                Note Error: Note grace period days less than minimum per state                                                                                                      Minimum grace period in MD is 15 days, note states 10 days.                                                                                                                                                                           1/XX/2007                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488357  XXX     XXX             XXX               35078314           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2007                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
625488357  XXX     XXX             XXX               35078315           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            1/XX/2007         1/XX/2010                   MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 01/XX/2007.
625488357  XXX     XXX             XXX               35078316           compliance      2                Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance       Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            1/XX/2007         1/XX/2010                   MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Model Form for a refinance by a creditor that is not considered the original                                                                                                                   courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           creditor. The H-9 form was used, the H-8 form should have been used.                                                                                                                           rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625488357  XXX     XXX             XXX               35078317           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2007                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488555  XXX     XXX             XXX               35078366           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2006                                     LA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488555  XXX     XXX             XXX               35078367           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           7/XX/2006                                     LA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488555  XXX     XXX             XXX               35078368           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2006                                     LA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
625488447  XXX     XXX             XXX               35078390           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2001                                     TX     Purchase                                   Primary                   No                       C                            C                              C                           C
625488447  XXX     XXX             XXX               35078391           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2001                                     TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2001.
625488447  XXX     XXX             XXX               35078392           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2001         9/XX/2002                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488447  XXX     XXX             XXX               35078393           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            9/XX/2001                                     TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488447  XXX     XXX             XXX               35078394           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      9/XX/2001                                     TX     Purchase                                   Primary                   No                       B                            B                              B                           B
625488069  XXX     XXX             XXX               35078421           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2006        10/XX/2009                  GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488069  XXX     XXX             XXX               35078422           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          10/XX/2006                                    GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488069  XXX     XXX             XXX               35078423           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2006                                    GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489709  XXX     XXX             XXX               35078431           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2007                                     IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488996  XXX     XXX             XXX               35078459           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488996  XXX     XXX             XXX               35078460           compliance      2                Note Error: Note late charge percentage exceeds maximum per state                                                                                                   Late charge of 4% exceeds maximum of 2% for the state of New York.                                                                                                                                                                    9/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488996  XXX     XXX             XXX               35078461           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2006         9/XX/2009                   NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488996  XXX     XXX             XXX               35078462           credit          3                Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                                                                                       9/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488996  XXX     XXX             XXX               35078463           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2006         9/XX/2009                   NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488996  XXX     XXX             XXX               35078464           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2006         9/XX/2009                   NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488996  XXX     XXX             XXX               35078465           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            9/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488996  XXX     XXX             XXX               35078466           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
625488996  XXX     XXX             XXX               35078467           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489272  XXX     XXX             XXX               35078498           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2006         5/XX/2007                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625489272  XXX     XXX             XXX               35078499           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2006         5/XX/2007                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489593  XXX     XXX             XXX               35078510           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2006                                     GA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625487973  XXX     XXX             XXX               35078524           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          6/XX/2007                                     NV     Purchase                                   Primary                   No                       B                            B                              B                           B
625487973  XXX     XXX             XXX               35078525           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2007                                     NV     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625487973  XXX     XXX             XXX               35078526           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2007         6/XX/2008                   NV     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625487973  XXX     XXX             XXX               35078527           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            6/XX/2007                                     NV     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489141  XXX     XXX             XXX               35078535           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2007         4/XX/2010                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489141  XXX     XXX             XXX               35078536           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      4/XX/2007                                     NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488066  XXX     XXX             XXX               35078542           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      11/XX/2005                                    GA     Purchase                                   Second Home               No                       B                            B                              B                           B
625488066  XXX     XXX             XXX               35078543           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          11/XX/2005                                    GA     Purchase                                   Second Home               No                       B                            B                              B                           B
625488066  XXX     XXX             XXX               35078544           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2005                                    GA     Purchase                                   Second Home               No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
625488420  XXX     XXX             XXX               35078545           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2005                                    CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488420  XXX     XXX             XXX               35078546           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2005                                    CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
625488420  XXX     XXX             XXX               35078547           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2005                                    CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489271  XXX     XXX             XXX               35078548           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL itemization did not disclose 2 wire fees of $XXX as a prepaid finance         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            3/XX/2006         3/XX/2009                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          charges                                                                                                      for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489271  XXX     XXX             XXX               35078549           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2006                                     IL     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625489271  XXX     XXX             XXX               35078551           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2006                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
625489271  XXX     XXX             XXX               35078552           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2006                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489271  XXX     XXX             XXX               35078553           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2006         3/XX/2007                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489271  XXX     XXX             XXX               35078554           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2006         3/XX/2007                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489174  XXX     XXX             XXX               35078560           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2008                                     IL     Purchase                                   Primary                   No                       C                            C                              C                           C
625489174  XXX     XXX             XXX               35078561           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing Itemization of Amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            8/XX/2008         8/XX/2009                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          Financed                                                                                                     for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489314  XXX     XXX             XXX               35078575           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          6/XX/2007                                     FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489314  XXX     XXX             XXX               35078576           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      6/XX/2007                                     FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488988  XXX     XXX             XXX               35078666           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2004         9/XX/2007                   NH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488988  XXX     XXX             XXX               35078667           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2004         9/XX/2007                   NH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488647  XXX     XXX             XXX               35078724           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2007                                     LA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488647  XXX     XXX             XXX               35078725           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2007                                     LA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.
625488647  XXX     XXX             XXX               35078726           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              9/XX/2007                                     LA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625488647  XXX     XXX             XXX               35078727           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2007         9/XX/2010                   LA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 09/XX/2007.
625489142  XXX     XXX             XXX               35078752           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2006                                     MT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489142  XXX     XXX             XXX               35078753           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2006         5/XX/2009                   MT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 05/XX/2006.
625489142  XXX     XXX             XXX               35078754           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2006         5/XX/2009                   MT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625488399  XXX     XXX             XXX               35078768           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488399  XXX     XXX             XXX               35078769           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
625488399  XXX     XXX             XXX               35078770           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2006         9/XX/2009                   FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 09/XX/2006.
625488399  XXX     XXX             XXX               35078771           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2006         9/XX/2009                   FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625488399  XXX     XXX             XXX               35078772           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            9/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625487992  XXX     XXX             XXX               35078809           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2004                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625487992  XXX     XXX             XXX               35078810           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2004                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
625489115  XXX     XXX             XXX               35078838           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2003                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489115  XXX     XXX             XXX               35078839           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2003         7/XX/2006                   PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489115  XXX     XXX             XXX               35078840           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2003         7/XX/2006                   PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489115  XXX     XXX             XXX               35078841           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2003                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.
625489115  XXX     XXX             XXX               35078842           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2003         7/XX/2006                   PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625489115  XXX     XXX             XXX               35078843           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              7/XX/2003                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625489055  XXX     XXX             XXX               35078865           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2007                                     GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
625489055  XXX     XXX             XXX               35078866           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2007         1/XX/2008                   GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489055  XXX     XXX             XXX               35078867           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2007         1/XX/2008                   GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488217  XXX     XXX             XXX               35078888           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     NV     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488217  XXX     XXX             XXX               35078889           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               7/XX/2007                                     NV     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                  2017/XX/01: Re-providing copies of HUD and TIL.                                   2017/XX/01: Final HUD provided
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488217  XXX     XXX             XXX               35078890           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     NV     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/01: HUD provided, removed redundant exception
                                                                                                                                                                                           an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488217  XXX     XXX             XXX               35078891           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            7/XX/2007         7/XX/2010                   NV     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488217  XXX     XXX             XXX               35078892           compliance      1                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2007         7/XX/2010                   NV     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                  2017/XX/01: Re-providing copies of HUD and TIL.                                   2017/XX/01: Final TIL provided
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488217  XXX     XXX             XXX               35078893           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            7/XX/2007                                     NV     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488217  XXX     XXX             XXX               35078894           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     NV     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488217  XXX     XXX             XXX               35078895           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     NV     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
625489452  XXX     XXX             XXX               35078896           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2006                                     VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489452  XXX     XXX             XXX               35078897           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2006                                     VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488332  XXX     XXX             XXX               35078900           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2008                                     PA     Purchase                                   Primary                   No                       B                            B                              B                           B
625488724  XXX     XXX             XXX               35078921           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2005                                     FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488724  XXX     XXX             XXX               35078922           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          7/XX/2005                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488724  XXX     XXX             XXX               35078923           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2005                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
625488724  XXX     XXX             XXX               35078924           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2005         7/XX/2006                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488724  XXX     XXX             XXX               35078925           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2005         7/XX/2006                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488143  XXX     XXX             XXX               35078932           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2007                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488143  XXX     XXX             XXX               35078933           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2007                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.
625488143  XXX     XXX             XXX               35078934           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2007                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488143  XXX     XXX             XXX               35078935           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2007         6/XX/2008                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488143  XXX     XXX             XXX               35078936           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2007         6/XX/2008                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488482  XXX     XXX             XXX               35078944           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          10/XX/2006                                    WA     Purchase                                   Second Home               No                       B                            B                              B                           B
625488482  XXX     XXX             XXX               35078945           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2006                                    WA     Purchase                                   Second Home               No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
625488482  XXX     XXX             XXX               35078946           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2006                                    WA     Purchase                                   Second Home               No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489180  XXX     XXX             XXX               35078954           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2006                                     MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489180  XXX     XXX             XXX               35078955           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2006                                     MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
625489180  XXX     XXX             XXX               35078956           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2006                                     MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489180  XXX     XXX             XXX               35078957           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            8/XX/2006                                     MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489180  XXX     XXX             XXX               35078958           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      8/XX/2006                                     MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489642  XXX     XXX             XXX               35079011           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2007                                     IL     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625489642  XXX     XXX             XXX               35079012           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2007                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
625488667  XXX     XXX             XXX               35079015           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2004         4/XX/2005                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625488667  XXX     XXX             XXX               35079016           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2004         4/XX/2005                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488667  XXX     XXX             XXX               35079017           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            4/XX/2004         4/XX/2005                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488273  XXX     XXX             XXX               35079021           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine the under disclosure due to missing the Itemization of        $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            6/XX/2005         6/XX/2006                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          Amount Financed.                                                                                             for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489534  XXX     XXX             XXX               35079027           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               No                                     3/XX/2004                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C
625489534  XXX     XXX             XXX               35079028           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               No                                     3/XX/2004                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B
625489534  XXX     XXX             XXX               35079029           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        No                                     3/XX/2004                                     FL     Purchase                                   Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625489534  XXX     XXX             XXX               35079030           compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     3/XX/2004                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625487925  XXX     XXX             XXX               35079086           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2007                                     NJ     Refinance - Cash-out - Debt Consolidation  Investment                Yes                      C                            C                              C                           C
625487925  XXX     XXX             XXX               35079087           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           6/XX/2007                                     NJ     Refinance - Cash-out - Debt Consolidation  Investment                Yes                      B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625487925  XXX     XXX             XXX               35079088           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2007                                     NJ     Refinance - Cash-out - Debt Consolidation  Investment                Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
625488384  XXX     XXX             XXX               35079089           compliance      1                Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                        11/XX/2006                                    IL     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/14: Cleared- Note received
625488384  XXX     XXX             XXX               35079090           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2006                                    IL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488384  XXX     XXX             XXX               35079092           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           File only contains the mortgage.                                                                                                                                                                                                      11/XX/2006                                    IL     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/14: Cleared- documentation received to complete testing
625488384  XXX     XXX             XXX               35079093           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not porvided                                                                                                                                                                                                                11/XX/2006                                    IL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488384  XXX     XXX             XXX               35079094           compliance      1                Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                       11/XX/2006                                    IL     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/14: cleared- HUD received- Unable to run compliance due to missing note
625488384  XXX     XXX             XXX               35079095           compliance      1                TILA - Final TIL Missing                                                                                                                                                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2006        11/XX/2009                  IL     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/14: Cleared- TIL received
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488384  XXX     XXX             XXX               35079096           credit          2                Final Title Policy is missing. No evidence of title was found in file.                                                                                                                                                                                                                                                                                                                                    11/XX/2006                                    IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488384  XXX     XXX             XXX               35079097           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             11/XX/2006                                    IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
625488384  XXX     XXX             XXX               35079098           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2006                                    IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
625488384  XXX     XXX             XXX               35079099           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            11/XX/2006        11/XX/2009                  IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488384  XXX     XXX             XXX               35079100           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            11/XX/2006                                    IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488384  XXX     XXX             XXX               35079101           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      11/XX/2006                                    IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489328  XXX     XXX             XXX               35079102           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2007                                     OH     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625489328  XXX     XXX             XXX               35079103           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               8/XX/2007                                     OH     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/14: Cleared- HUD received
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625489328  XXX     XXX             XXX               35079104           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2007                                     OH     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/14: HUD received
                                                                                                                                                                                           an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625489328  XXX     XXX             XXX               35079105           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            8/XX/2007         8/XX/2010                   OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489328  XXX     XXX             XXX               35079106           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2007         8/XX/2010                   OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625489328  XXX     XXX             XXX               35079107           credit          3                Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                                                                                       8/XX/2007                                     OH     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625489328  XXX     XXX             XXX               35079108           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            8/XX/2007                                     OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489328  XXX     XXX             XXX               35079109           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      8/XX/2007                                     OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489328  XXX     XXX             XXX               35079110           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2007                                     OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489328  XXX     XXX             XXX               35079111           compliance      2                Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage    Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage                                                                                                                 The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                          8/XX/2007                                     OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Loan Information Document Not Retained by Lender)                                 Loan Information Document not retained by lender.                                                                                                                                              liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
625489328  XXX     XXX             XXX               35079112           compliance      2                Ohio Consumer Sales Practices Act (Ability to Repay not Verified)                 Unable to test Ability to Repay due to missing information.                                                                                                                                                                                                                                                             8/XX/2007                                     OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489328  XXX     XXX             XXX               35079113           compliance      2                Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)               Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing                                                                                                               The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                          8/XX/2007                                     OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Disclosure.                                                                                                                                                                                    liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
625489328  XXX     XXX             XXX               35079114           compliance      2                Ohio CSPA Tangible Net Benefit Test                                               Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan                                                                                                                                                                                                                                                 8/XX/2007                                     OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           refinanced has a tangible net benefit to the borrower due to missing prior loan information.
625489328  XXX     XXX             XXX               35079115           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             8/XX/2007                                     OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
625489328  XXX     XXX             XXX               35079116           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2007                                     OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
625488645  XXX     XXX             XXX               35079204           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2007                                    IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488645  XXX     XXX             XXX               35079205           compliance      1                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           10/XX/2007                                    IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/11: Removing redundant exception
625488645  XXX     XXX             XXX               35079206           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      10/XX/2007                                    IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488645  XXX     XXX             XXX               35079207           credit          3                Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                                                                                       10/XX/2007                                    IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488645  XXX     XXX             XXX               35079208           credit          1                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                                                                10/XX/2007                                    IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/11: Removing redundant exception
625488645  XXX     XXX             XXX               35079209           compliance      1                Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                       10/XX/2007                                    IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/11: Final HUD-1 provided.
625488645  XXX     XXX             XXX               35079210           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  10/XX/2007        10/XX/2008                  IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488645  XXX     XXX             XXX               35079211           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           Loan file only contains the note, security instrument, and final TIL                                                                                                                                                                  10/XX/2007                                    IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/11: Final HUD-1 provided
625488645  XXX     XXX             XXX               35079212           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             10/XX/2007                                    IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
625488645  XXX     XXX             XXX               35079213           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2007                                    IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.
625488645  XXX     XXX             XXX               35079214           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            10/XX/2007        10/XX/2010                  IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488645  XXX     XXX             XXX               35079215           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            10/XX/2007                                    IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488289  XXX     XXX             XXX               35079282           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2006                                     AR     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
625488289  XXX     XXX             XXX               35079283           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2006                                     AR     Purchase                                   Primary                   No                       C                            C                              C                           C
625487997  XXX     XXX             XXX               35079288           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2005                                     OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625487997  XXX     XXX             XXX               35079289           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2005         2/XX/2008                   OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625487997  XXX     XXX             XXX               35079290           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2005         2/XX/2008                   OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625487997  XXX     XXX             XXX               35079291           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          2/XX/2005                                     OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488118  XXX     XXX             XXX               35079316           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2005                                     NY     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488118  XXX     XXX             XXX               35079317           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2005         8/XX/2008                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488118  XXX     XXX             XXX               35079318           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2005         8/XX/2008                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488118  XXX     XXX             XXX               35079319           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2005                                     NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488118  XXX     XXX             XXX               35079320           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            8/XX/2005         8/XX/2008                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 08/XX/2005.
625488118  XXX     XXX             XXX               35079321           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2005         8/XX/2008                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489008  XXX     XXX             XXX               35079331           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2005                                     MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      C                            C                              C                           C
625489008  XXX     XXX             XXX               35079333           credit          3                Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                         3/XX/2005                                     MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      D                            D                              D                           D
625489008  XXX     XXX             XXX               35079334           compliance      1                Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                        3/XX/2005                                     MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/03: Cleared- Note received
625489008  XXX     XXX             XXX               35079335           credit          2                Final Title Policy is missing. No evidence of title was found in file.                                                                                                                                                                                                                                                                                                                                    3/XX/2005                                     MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625489008  XXX     XXX             XXX               35079336           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      3/XX/2005                                     MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625489008  XXX     XXX             XXX               35079337           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           File only contains an appraisal from origination. Note is file is dated 2001                                                                                                                                                          3/XX/2005                                     MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/03: Cleared- Documentation received
                                                                                                                                                                                                                                                                             however bid tape reflects a note date in 2005.
625489008  XXX     XXX             XXX               35079338           compliance      1                Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                       3/XX/2005                                     MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/03: Cleared- HUD Received
625489008  XXX     XXX             XXX               35079339           compliance      1                TILA - Final TIL Missing                                                                                                                                                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2005         3/XX/2009                   MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/03: Cleared- TIL received
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489008  XXX     XXX             XXX               35079340           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file. Note                                                                                                                                                                                                                                        3/XX/2005                                     MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           Date of 03/XX/2005 used as disbursement date for compliance testing.
625489008  XXX     XXX             XXX               35079341           compliance      1                (Missing Data) Last Transaction Date                                              Last Transaction Date was not provided. Any applicable Federal, State or Local                                                                                                                                                                                                                                          3/XX/2005                                     MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      A                            A                              A                           A                                                9/XX/2017                           Yes                                                                                                                                                                    2017/XX/05: Last transaction date documented
                                                                                                                                                                                           compliance testing is unreliable.
625489008  XXX     XXX             XXX               35079342           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2005                                     MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.
625489008  XXX     XXX             XXX               35079343           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            3/XX/2005         3/XX/2009                   MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625489008  XXX     XXX             XXX               35079344           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2005         3/XX/2009                   MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488974  XXX     XXX             XXX               35079396           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      2/XX/2007                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
625488974  XXX     XXX             XXX               35079397           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2007                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
625488974  XXX     XXX             XXX               35079398           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2007         2/XX/2008                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488737  XXX     XXX             XXX               35079420           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2006                                    FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.
625488737  XXX     XXX             XXX               35079421           credit          2                Final Title Policy is missing. No evidence of title was found in file.                                                                                                                                                                                                                                                                                                                                    11/XX/2006                                    FL     Purchase                                   Primary                   No                       B                            B                              B                           B
625489658  XXX     XXX             XXX               35079422           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2007                                     FL     Purchase                                   Investment                No                       C                            C                              C                           C
625489658  XXX     XXX             XXX               35079423           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2007                                     FL     Purchase                                   Investment                No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
625488989  XXX     XXX             XXX               35079468           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                                                                4/XX/2007                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489283  XXX     XXX             XXX               35079474           compliance      1                Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                        1/XX/1997                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                10/XX/2017                          Yes                                                                                                                                                                    2017/XX/09: Note received
625489283  XXX     XXX             XXX               35079475           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           File incomplete due to missing note. Unable to run compliance testing.                                                                                                                                                                1/XX/1997                                     CA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                10/XX/2017                          Yes                                                                                                                                                                    2017/XX/09: Cleared- Note received
625489283  XXX     XXX             XXX               35079476           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/1997         1/XX/1998                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489283  XXX     XXX             XXX               35079477           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL itemization did not disclose the closing fee of $XXX as a prepaid finance     $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            1/XX/1997         1/XX/2000                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          charge.                                                                                                      for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489283  XXX     XXX             XXX               35079478           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                1/XX/1997         1/XX/2000                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625488032  XXX     XXX             XXX               35079479           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/1998                                     UT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488032  XXX     XXX             XXX               35079480           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/1998                                     UT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1998.
625488032  XXX     XXX             XXX               35079481           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/1998         9/XX/1999                   UT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488032  XXX     XXX             XXX               35079482           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/1998         9/XX/1999                   UT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488032  XXX     XXX             XXX               35079483           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                                                                9/XX/1998                                     UT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489373  XXX     XXX             XXX               35079484           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2007                                     RI     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      C                            C                              C                           C
625489373  XXX     XXX             XXX               35079485           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2007                                     RI     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
625489373  XXX     XXX             XXX               35079486           compliance      1                Rhode Island Ability to Repay Reliable Documentation                              Rhode Island High-Cost Loan: Borrower’s ability to repay not verified with                                                                                                                     """Assignee Liability: A borrower may bring a claim against an assignee or                                               1/XX/2007                                     RI     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      A                            A                              A                           A                                                10/XX/2017                          Yes                                                                                                                                                                    2017/XX/13: HOI Premium invoice located in file, removed fee from high cost pts
                                                                                                                                                                                           reliable documentation.                                                                                                                                                                        subsequent holder of a high cost home loan under two separate provisions of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 and fees total. Exception no longer applies.
                                                                                                                                                                                                                                                                                                                                                                                          Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
                                                                                                                                                                                                                                                                                                                                                                                          (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                          (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
                                                                                                                                                                                                                                                                                                                                                                                          Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees. Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."""
625489373  XXX     XXX             XXX               35079487           compliance      1                Rhode Island Assignee Disclosure                                                  Rhode Island High-Cost Loan: Mandatory purchaser/assignee disclosure not                                                                                                                       "Assignee Liability: A borrower may bring a claim against an assignee or                                                 1/XX/2007                                     RI     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      A                            A                              A                           A                                                10/XX/2017                          Yes                                                                                                                                                                    2017/XX/13: HOI Premium invoice located in file, removed fee from high cost pts
                                                                                                                                                                                           contained on document that creates debt or pledges property as collateral.                                                                                                                     subsequent holder of a high cost home loan under two separate provisions of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 and fees total. Exception no longer applies.
                                                                                                                                                                                                                                                                                                                                                                                          Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
                                                                                                                                                                                                                                                                                                                                                                                          (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                          (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
                                                                                                                                                                                                                                                                                                                                                                                          Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees. Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
625489373  XXX     XXX             XXX               35079488           compliance      1                Rhode Island Financed Fees                                                        Rhode Island High-Cost Loan: Fees financed in excess of the greater of five                                                                                                                    "Assignee Liability: A borrower may bring a claim against an assignee or                                                 1/XX/2007                                     RI     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      A                            A                              A                           A                                                10/XX/2017                          Yes                                                                                                                                                                    2017/XX/13: HOI Premium invoice located in file, removed fee from high cost pts
                                                                                                                                                                                           percent (5%) or $XXX.                                                                                                                                                                          subsequent holder of a high cost home loan under two separate provisions of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 and fees total. Exception no longer applies.
                                                                                                                                                                                                                                                                                                                                                                                          Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
                                                                                                                                                                                                                                                                                                                                                                                          (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                          (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
                                                                                                                                                                                                                                                                                                                                                                                          Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees. Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
625489373  XXX     XXX             XXX               35079489           compliance      1                Rhode Island Home Loan Protection Act Counseling Received                         Rhode Island High-Cost Loan: No evidence of certification from a HUD-approved                                                                                                                  "Assignee Liability: A borrower may bring a claim against an assignee or                                                 1/XX/2007                                     RI     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      A                            A                              A                           A                                                10/XX/2017                          Yes                                                                                                                                                                    2017/XX/13: HOI Premium invoice located in file, removed fee from high cost pts
                                                                                                                                                                                           third party counselor that borrower has received counseling on the advisability                                                                                                                subsequent holder of a high cost home loan under two separate provisions of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 and fees total. Exception no longer applies.
                                                                                                                                                                                           of the loan transaction.                                                                                                                                                                       Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
                                                                                                                                                                                                                                                                                                                                                                                          (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                          (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
                                                                                                                                                                                                                                                                                                                                                                                          Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees. Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
625489373  XXX     XXX             XXX               35079490           compliance      1                Rhode Island Home Loan Protection Act Disclosure                                  Rhode Island High-Cost Loan: Borrower was not provided with the Consumer Caution                                                                                                               "Assignee Liability: A borrower may bring a claim against an assignee or                                                 1/XX/2007                                     RI     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      A                            A                              A                           A                                                10/XX/2017                          Yes                                                                                                                                                                    2017/XX/13: HOI Premium invoice located in file, removed fee from high cost pts
                                                                                                                                                                                           and Home Ownership Counseling Notice and Certification.                                                                                                                                        subsequent holder of a high cost home loan under two separate provisions of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 and fees total. Exception no longer applies.
                                                                                                                                                                                                                                                                                                                                                                                          Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
                                                                                                                                                                                                                                                                                                                                                                                          (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                          (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.

                                                                                                                                                                                                                                                                                                                                                                                          Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees. Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
625489373  XXX     XXX             XXX               35079491           compliance      1                (State High Cost Provision) Rhode Island Late Charge                              Rhode Island High-Cost Loan: Loan contains an impermissible late charge.          High cost home loan not to exceed 3% late payment fee. Late charge per note 6%.                              "Assignee Liability: A borrower may bring a claim against an assignee or                                                 1/XX/2007                                     RI     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      A                            A                              A                           A                                                10/XX/2017                          Yes                                                                                                                                                                    2017/XX/13: HOI Premium invoice located in file, removed fee from high cost pts
                                                                                                                                                                                                                                                                                                                                                                                          subsequent holder of a high cost home loan under two separate provisions of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 and fees total. Exception no longer applies.
                                                                                                                                                                                                                                                                                                                                                                                          Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
                                                                                                                                                                                                                                                                                                                                                                                          (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                          (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
                                                                                                                                                                                                                                                                                                                                                                                          Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees. Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
625489373  XXX     XXX             XXX               35079492           compliance      1                (State High Cost) Rhode Island High-Cost Loan (Points and Fees)                   Rhode Island Home Loan Protection Act: Points and Fees on subject loan of                                                                                                                      "Assignee Liability: A borrower may bring a claim against an assignee or                                                 1/XX/2007                                     RI     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      A                            A                              A                           A                                                10/XX/2017                          Yes                                                                                  2017/XX/13: Disagree - Home Owner's Insurance iao $XXX paid to a 3rd party        2017/XX/13: HOI Premium invoice located in file, removed fee from high cost pts
                                                                                                                                                                                           5.10397% is in excess of the allowable maximum of 5.00000% of the Total Loan                                                                                                                   subsequent holder of a high cost home loan under two separate provisions of the                                                                                                                                                                                                                                                                                                                                                                                                                                                               should not have been included in the State HC fee calculations.                   and fees total. Exception no longer applies.
                                                                                                                                                                                           Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an                                                                                                                       Act. The rights conferred on borrowers by these two provisions are independent
                                                                                                                                                                                           allowable total of $XXX (an overage of $XXX or .10397%). Non-Compliant High Cost                                                                                                               of each other and do not limit each other.
                                                                                                                                                                                           Loan.                                                                                                                                                                                          (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                          (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
                                                                                                                                                                                                                                                                                                                                                                                          Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees. Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
625489373  XXX     XXX             XXX               35079493           compliance      2                Note Error: Note late charge percentage exceeds maximum per state                                                                                                   Maximum late charge for RI is 3% - note states 6%.                                                                                                                                                                                    1/XX/2007                                     RI     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625489373  XXX     XXX             XXX               35079494           credit          3                Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                        1/XX/2007                                     RI     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      C                            C                              C                           C
625488343  XXX     XXX             XXX               35079511           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2005                                     KY     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488723  XXX     XXX             XXX               35079555           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2006         7/XX/2009                   NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625488723  XXX     XXX             XXX               35079556           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488723  XXX     XXX             XXX               35079557           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
625488915  XXX     XXX             XXX               35079601           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2010                                     NC     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009.
625488915  XXX     XXX             XXX               35079602           compliance      2                TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application         Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited                                         1/XX/2010         1/XX/2011                   NC     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         as a defense to foreclosure. Assignee liability.
625488915  XXX     XXX             XXX               35079603           credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         1/XX/2010                                     NC     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488863  XXX     XXX             XXX               35079616           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      11/XX/2004                                    IL     Purchase                                   Primary                   No                       B                            B                              B                           B
625488863  XXX     XXX             XXX               35079617           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2004        11/XX/2005                  IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489427  XXX     XXX             XXX               35079633           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2008                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489427  XXX     XXX             XXX               35079634           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          5/XX/2008                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489427  XXX     XXX             XXX               35079635           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2008                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.
625489684  XXX     XXX             XXX               35079636           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2008                                     MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489684  XXX     XXX             XXX               35079637           compliance      2                Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure     Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure                                                                                                                  Assignee liability is unclear. Purchasers and assignees would not appear to be                                           6/XX/2008                                     MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Not Provided)                                                                     not provided to borrower.                                                                                                                                                                      liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.
625489684  XXX     XXX             XXX               35079638           compliance      2                Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided       Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership                                                                                                                 Assignee liability is unclear. Purchasers and assignees would not appear to be                                           6/XX/2008                                     MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Counseling Notice not provided to borrower.                                                                                                                                                    liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.
625489684  XXX     XXX             XXX               35079639           compliance      2                Michigan Consumer Mortgage Protection Act (Counseling Agencies List)              Michigan Consumer Mortgage Protection Act: List of HUD-approved credit                                                                                                                                                                                                                                                  6/XX/2008                                     MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           counseling agencies not provided to borrower.
625489488  XXX     XXX             XXX               35079654           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2006                                     MS     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
625489488  XXX     XXX             XXX               35079655           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2006         1/XX/2007                   MS     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625489488  XXX     XXX             XXX               35079656           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2006         1/XX/2007                   MS     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489488  XXX     XXX             XXX               35079657           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2006                                     MS     Purchase                                   Primary                   No                       C                            C                              C                           C
625489637  XXX     XXX             XXX               35079682           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2002                                     MI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.
625489204  XXX     XXX             XXX               35079709           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          6/XX/2006                                     MO     Purchase                                   Primary                   No                       B                            B                              B                           B
625489204  XXX     XXX             XXX               35079710           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2006                                     MO     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489204  XXX     XXX             XXX               35079711           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2006         6/XX/2007                   MO     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489204  XXX     XXX             XXX               35079712           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2006         6/XX/2007                   MO     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488576  XXX     XXX             XXX               35079739           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2003                                     WA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488576  XXX     XXX             XXX               35079740           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2003                                     WA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.
625488576  XXX     XXX             XXX               35079741           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2003                                     WA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488576  XXX     XXX             XXX               35079742           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     The Lender's TIL reflects MI dropping off after 83 months, however, the audited   $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            7/XX/2003         7/XX/2006                   WA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          TIL indicates MI should drop off after 84 months.                                                            for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488157  XXX     XXX             XXX               35079745           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2005         4/XX/2006                   FL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488157  XXX     XXX             XXX               35079746           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2005         4/XX/2006                   FL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488157  XXX     XXX             XXX               35079747           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2005         4/XX/2006                   FL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625488157  XXX     XXX             XXX               35079748           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2005         4/XX/2006                   FL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488300  XXX     XXX             XXX               35079808           credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         8/XX/2003                                     IN     Purchase                                   Primary                   No                       C                            C                              C                           C
625489061  XXX     XXX             XXX               35079840           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     AL     Purchase                                   Primary                   No                       C                            C                              C                           C
625489061  XXX     XXX             XXX               35079841           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     AL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
625489647  XXX     XXX             XXX               35079871           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2007                                     NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.
625489647  XXX     XXX             XXX               35079872           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2007                                     NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488321  XXX     XXX             XXX               35079873           compliance      3                Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing             Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable          Truth in Lending Act (HOEPA): APR of XX.XX% does not exceed a threshold of                                                                                                                     Yes                                    7/XX/2007                                     CA     Refinance - Rate/Term                      Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing.                                       12.88000% based on the US Treasury for comparable maturities of 4.88000% plus jurisdiction allowable margin of 8.00000%.
625488321  XXX     XXX             XXX               35079874           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    7/XX/2007         7/XX/2008                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488321  XXX     XXX             XXX               35079875           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               Yes                                    7/XX/2007                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488321  XXX     XXX             XXX               35079876           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Yes                                    7/XX/2007                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
625488321  XXX     XXX             XXX               35079877           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions       Yes                                    7/XX/2007                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488321  XXX     XXX             XXX               35079878           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    7/XX/2007         7/XX/2008                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488669  XXX     XXX             XXX               35079891           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2007                                    KY     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
625488669  XXX     XXX             XXX               35079892           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       12/XX/2007                                    KY     Purchase                                   Primary                   Yes                      C                            C                              C                           C
625488931  XXX     XXX             XXX               35079896           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2006        12/XX/2007                  NJ     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488931  XXX     XXX             XXX               35079897           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          12/XX/2006                                    NJ     Purchase                                   Primary                   Yes                      B                            B                              B                           B
625488351  XXX     XXX             XXX               35079917           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2007                                     NC     Purchase                                   Primary                   No                       C                            C                              C                           C
625488351  XXX     XXX             XXX               35079918           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2007         9/XX/2008                   NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488351  XXX     XXX             XXX               35079919           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          9/XX/2007                                     NC     Purchase                                   Primary                   No                       B                            B                              B                           B
625488440  XXX     XXX             XXX               35079921           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          12/XX/2005                                    OK     Purchase                                   Primary                   No                       B                            B                              B                           B
625488440  XXX     XXX             XXX               35079922           compliance      2                Final TIL APR Under/Over Disclosed By Greater Than 0.125%                         Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated   Unable to determine under disclosure due to missing itemization of amount                                    TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for                                                   12/XX/2005        12/XX/2006                  OK     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           APR of XX.XX% outside of 0.125% tolerance.                                        financed.                                                                                                    rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488440  XXX     XXX             XXX               35079923           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            12/XX/2005        12/XX/2006                  OK     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488715  XXX     XXX             XXX               35079940           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2007                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
625488584  XXX     XXX             XXX               35080055           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2007                                     MD     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488584  XXX     XXX             XXX               35080056           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2007                                     MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
625488584  XXX     XXX             XXX               35080057           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2007         6/XX/2008                   MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488584  XXX     XXX             XXX               35080058           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2007         6/XX/2010                   MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625488584  XXX     XXX             XXX               35080059           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2007         6/XX/2008                   MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488296  XXX     XXX             XXX               35080067           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          4/XX/2007                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488027  XXX     XXX             XXX               35080076           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2007                                     NC     Purchase                                   Primary                   No                       B                            B                              B                           B
625488027  XXX     XXX             XXX               35080077           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2007         8/XX/2008                   NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488027  XXX     XXX             XXX               35080078           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2007         8/XX/2008                   NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488978  XXX     XXX             XXX               35080095           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2005                                     KS     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488978  XXX     XXX             XXX               35080096           compliance      2                TILA HELOC - HELOC Brochure Missing                                               Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2005         3/XX/2008                   KS     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488978  XXX     XXX             XXX               35080097           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2005                                     KS     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488978  XXX     XXX             XXX               35080098           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            3/XX/2005                                     KS     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488978  XXX     XXX             XXX               35080099           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             3/XX/2005                                     KS     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
625488978  XXX     XXX             XXX               35080100           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2005                                     KS     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.
625488978  XXX     XXX             XXX               35080101           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2005, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            3/XX/2005         3/XX/2008                   KS     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 03/XX/2005.
625488950  XXX     XXX             XXX               35080151           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           File is missing all origination documents.                                                                                                                                                                                            10/XX/1998                                    SC     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                10/XX/2017                          Yes                                                                                                                                                                    2017/XX/12: Received complete loan package. Exception cleared.
625488950  XXX     XXX             XXX               35080152           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/1998                                    SC     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488950  XXX     XXX             XXX               35080153           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/1998                                    SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 09/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/1998.
625488950  XXX     XXX             XXX               35080154           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/1998        10/XX/1999                  SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488950  XXX     XXX             XXX               35080155           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/1998        10/XX/1999                  SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488950  XXX     XXX             XXX               35080156           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Lender did not include the $XXX attorney fee as a prepaid finance charge.         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            10/XX/1998        10/XX/2001                  SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                       for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488950  XXX     XXX             XXX               35080157           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            10/XX/1998        10/XX/2001                  SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488950  XXX     XXX             XXX               35080158           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      10/XX/1998                                    SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489059  XXX     XXX             XXX               35080173           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  7/XX/2001         7/XX/2002                   PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489184  XXX     XXX             XXX               35080213           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2007         5/XX/2010                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489184  XXX     XXX             XXX               35080214           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2007                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489184  XXX     XXX             XXX               35080215           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            5/XX/2007                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489184  XXX     XXX             XXX               35080216           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2007         5/XX/2010                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488443  XXX     XXX             XXX               35080217           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          7/XX/2007                                     RI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488443  XXX     XXX             XXX               35080218           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2007                                     RI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488443  XXX     XXX             XXX               35080219           compliance      3                Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home    Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home                                                                                                                 A court, as injunctive relieve to an aggrieved consumer, may issue an order or                                           7/XX/2007                                     RI     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
                                                                                                         Loans Disclosure Not Provided)                                                    Loans disclosure not provided.                                                                                                                                                                 injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
625488443  XXX     XXX             XXX               35080221           compliance      3                Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans        Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans                                                                                                                     A court, as injunctive relieve to an aggrieved consumer, may issue an order or                                           7/XX/2007                                     RI     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
                                                                                                         Disclosure Not Provided)                                                          disclosure not provided.                                                                                                                                                                       injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
625488443  XXX     XXX             XXX               35080222           compliance      3                Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided)             Rhode Island Home Loan: Tangible Net Benefit Disclosure not provided to borrower                                                                                                               A court, as injunctive relieve to an aggrieved consumer, may issue an order or                                           7/XX/2007                                     RI     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
                                                                                                                                                                                           for refinance within 60 months.                                                                                                                                                                injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
625488443  XXX     XXX             XXX               35080223           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2007         7/XX/2010                   RI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488443  XXX     XXX             XXX               35080224           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2007         7/XX/2010                   RI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488443  XXX     XXX             XXX               35080225           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine the reason for under-disclosure. There was no itemization of  $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            7/XX/2007         7/XX/2010                   RI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          amount financed provided with the documentation.                                                             for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488089  XXX     XXX             XXX               35080251           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2006                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C
625488089  XXX     XXX             XXX               35080252           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2006         3/XX/2007                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488089  XXX     XXX             XXX               35080253           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2006                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
625488089  XXX     XXX             XXX               35080254           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2006         3/XX/2007                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488207  XXX     XXX             XXX               35080271           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/1999                                     FL     Purchase                                   Second Home               No                       C                            C                              C                           C
625489678  XXX     XXX             XXX               35080278           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2007                                    MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
625489678  XXX     XXX             XXX               35080279           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2007                                    MD     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625489641  XXX     XXX             XXX               35080280           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2006                                    TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
625489552  XXX     XXX             XXX               35080311           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2003                                    IN     Purchase                                   Primary                   No                       C                            C                              C                           C
625489552  XXX     XXX             XXX               35080312           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2003        11/XX/2004                  IN     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625489552  XXX     XXX             XXX               35080313           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2003        11/XX/2004                  IN     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489552  XXX     XXX             XXX               35080314           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2003        11/XX/2004                  IN     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489552  XXX     XXX             XXX               35080315           credit          1                Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                                                                                       11/XX/2003                                    IN     Purchase                                   Primary                   No                       A                            A                              A                           A                                                11/XX/2017                          Yes                                                                                                                                                                    2017/XX/29: Final title policy provided, exception has been cleared.
625489552  XXX     XXX             XXX               35080316           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      11/XX/2003                                    IN     Purchase                                   Primary                   No                       B                            B                              B                           B
625489552  XXX     XXX             XXX               35080317           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            11/XX/2003                                    IN     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489552  XXX     XXX             XXX               35080318           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2003                                    IN     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.
625488860  XXX     XXX             XXX               35080351           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            12/XX/2010                                    CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488860  XXX     XXX             XXX               35080352           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      12/XX/2010                                    CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488860  XXX     XXX             XXX               35080353           compliance      2                RESPA - Initial Escrow Account Statement Missing                                  RESPA: Initial escrow account statement was not provided to the borrower.                                                                                                                      RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2010                                    CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488860  XXX     XXX             XXX               35080354           compliance      2                RESPA Servicing Disclosure: Servicing Disclosure Statement Missing                RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2010                                    CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Statement.                                                                                                                                                                                     within the statute or implementing regulation, Regulation X, for these type of violations.
625488860  XXX     XXX             XXX               35080355           compliance      2                RESPA - Initial GFE Missing                                                       RESPA: Initial GFE not provided to Borrower(s).                                                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2010                                    CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488860  XXX     XXX             XXX               35080356           compliance      2                TIL-MDIA - Initial TIL Missing                                                    Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the                                                                                                               TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited                                         12/XX/2010        12/XX/2011                  CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.                                                                                                                                                                                      as a defense to foreclosure. Assignee liability.
625488860  XXX     XXX             XXX               35080357           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            12/XX/2010        12/XX/2013                  CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625488860  XXX     XXX             XXX               35080358           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2010        12/XX/2013                  CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488428  XXX     XXX             XXX               35080366           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
625488799  XXX     XXX             XXX               35080401           credit          1                Final Title Policy is missing. No evidence of title was found in file.                                                                                                                                                                                                                                                                                                                                    7/XX/2007                                     NJ     Purchase                                   Primary                   Yes                      A                            A                              A                           A                                                11/XX/2017                          Yes                                                                                                                                                                    2017/XX/29: Final title policy provided, exception has been cleared.
625488799  XXX     XXX             XXX               35080402           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     NJ     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
625488799  XXX     XXX             XXX               35080403           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2007                                     NJ     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488515  XXX     XXX             XXX               35080411           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2004                                    CA     Refinance - Cash-out - Other               Investment                No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
625488225  XXX     XXX             XXX               35080455           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      4/XX/2009                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488225  XXX     XXX             XXX               35080456           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          4/XX/2009                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488225  XXX     XXX             XXX               35080457           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2009                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488367  XXX     XXX             XXX               35080479           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      8/XX/2006                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
625488741  XXX     XXX             XXX               35080556           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/2005                                    CA     Refinance - Cash-out - Other               Investment                No                       C                            C                              C                           C
625488741  XXX     XXX             XXX               35080557           compliance      1                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           12/XX/2005                                    CA     Refinance - Cash-out - Other               Investment                No                       A                            A                              A                           A                                                12/XX/2017                          Yes                                                                                                                                                                    2017/XX/08: initial 1003 received
625488741  XXX     XXX             XXX               35080558           credit          3                Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                         12/XX/2005                                    CA     Refinance - Cash-out - Other               Investment                No                       D                            D                              D                           D
625488741  XXX     XXX             XXX               35080559           compliance      1                Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                        12/XX/2005                                    CA     Refinance - Cash-out - Other               Investment                No                       A                            A                              A                           A                                                12/XX/2017                          Yes                                                                                                                                                                    2017/XX/08: note received
625488741  XXX     XXX             XXX               35080560           compliance      1                Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                       12/XX/2005                                    CA     Refinance - Cash-out - Other               Investment                No                       A                            A                              A                           A                                                12/XX/2017                          Yes                                                                                                                                                                    2017/XX/08: HUD received
625488741  XXX     XXX             XXX               35080561           compliance      1                TILA - Final TIL Missing                                                                                                                                                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2005        12/XX/2006                  CA     Refinance - Cash-out - Other               Investment                No                       A                            A                              A                           A                                                12/XX/2017                          Yes                                                                                                                                                                    2017/XX/08: TIL received
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488741  XXX     XXX             XXX               35080562           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           File only contains post closing documentation. Unable to test.                                                                                                                                                                        12/XX/2005                                    CA     Refinance - Cash-out - Other               Investment                No                       A                            A                              A                           A                                                12/XX/2017                          Yes                                                                                                                                                                    2017/XX/08: trailing documentation received
625488741  XXX     XXX             XXX               35080563           compliance      2                FACTA Disclosure Missing                                                          Unable to determine FACTA Credit Score Disclosure was provided due to missing                                                                                                                  There is no Assignee Liability.                                                                                          12/XX/2005                                    CA     Refinance - Cash-out - Other               Investment                No                       B                            B                              B                           B
                                                                                                                                                                                           information.
625488741  XXX     XXX             XXX               35080564           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            12/XX/2005                                    CA     Refinance - Cash-out - Other               Investment                No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488741  XXX     XXX             XXX               35080565           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      12/XX/2005                                    CA     Refinance - Cash-out - Other               Investment                No                       B                            B                              B                           B
625489090  XXX     XXX             XXX               35080623           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2006                                     NC     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
625489090  XXX     XXX             XXX               35080624           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2006                                     NC     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488933  XXX     XXX             XXX               35080660           compliance      2                RESPA (2010) - 10% Tolerance Without Cure                                         RESPA (2010): 10% tolerance violation without evidence of sufficient cure                                                                                                                      RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2010                                     WV     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           provided.                                                                                                                                                                                      within the statute or implementing regulation, Regulation X, for these type of violations.
625488933  XXX     XXX             XXX               35080661           compliance      2                RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days            RESPA (2010): GFE does not provide minimum ten (10) business day availability                                                                                                                  RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2010                                     WV     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           for estimate of charges and terms for all other settlement charges.                                                                                                                            within the statute or implementing regulation, Regulation X, for these type of violations.
625488933  XXX     XXX             XXX               35080662           compliance      2                RESPA Disclosure - HUD Settlement Cost Booklet Missing                            RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                   RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2010                                     WV     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488933  XXX     XXX             XXX               35080663           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            8/XX/2010         8/XX/2011                   WV     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488933  XXX     XXX             XXX               35080664           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2010         8/XX/2011                   WV     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625489477  XXX     XXX             XXX               35080680           compliance      2                RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days            RESPA (2010): GFE does not provide minimum ten (10) business day availability                                                                                                                  RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2011                                     MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           for estimate of charges and terms for all other settlement charges.                                                                                                                            within the statute or implementing regulation, Regulation X, for these type of violations.
625489477  XXX     XXX             XXX               35080681           compliance      2                Maryland Counseling Disclosure Not In File                                        Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.                                                                                                                   HB 1399 does not contain express provisions for assignee liability.                                                      8/XX/2011                                     MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489477  XXX     XXX             XXX               35080682           compliance      2                Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not         Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not                                                                                                                      Assignee liability is unclear.                                                                                           8/XX/2011                                     MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Provided)                                                                         provided to borrower.
625489477  XXX     XXX             XXX               35080683           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date   Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" date on the                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2011         8/XX/2014                   MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Inaccurate (ARM loan)                                                             Final TIL does not match the date on which the first regular periodic payment                                                                                                                  defense to foreclosure. Assignee liability.
                                                                                                                                                                                           will be due and the earliest date on which that rate may apply.
625489477  XXX     XXX             XXX               35080684           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest      Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest rate                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2011         8/XX/2014                   MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Rate Inaccurate                                                                   on the Final TIL does not match the maximum interest rate that may apply during                                                                                                                defense to foreclosure. Assignee liability.
                                                                                                                                                                                           the first five (5) years of the loan.
625489477  XXX     XXX             XXX               35080685           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I           Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" P&I payment on                                                                                                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2011         8/XX/2014                   MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Inaccurate                                                                        the Final TIL does not match the maximum principal and interest payment on the                                                                                                                 defense to foreclosure. Assignee liability.
                                                                                                                                                                                           loan during the first five (5) years of the loan.
625489477  XXX     XXX             XXX               35080686           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total         Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" total payment                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2011         8/XX/2014                   MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Payment (PITI) Inaccurate                                                         amount (PITI) on the Final TIL does not match the maximum total payment on the                                                                                                                 defense to foreclosure. Assignee liability.
                                                                                                                                                                                           loan during the first five (5) years for the loan.
625489477  XXX     XXX             XXX               35080687           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate    Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does                                                                                                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2011         8/XX/2014                   MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           not match the earliest date on which the maximum rate may apply.                                                                                                                               defense to foreclosure. Assignee liability.
625489477  XXX     XXX             XXX               35080688           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2011         8/XX/2012                   MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625489477  XXX     XXX             XXX               35080689           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2011         8/XX/2012                   MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489477  XXX     XXX             XXX               35080690           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            8/XX/2011         8/XX/2014                   MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489477  XXX     XXX             XXX               35080691           compliance      2                RESPA - Initial Escrow Account Statement Missing                                  Unable to determine if the initial escrow account statement is compliant based                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2011                                     MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           on missing information.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488606  XXX     XXX             XXX               35080745           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               No                                     5/XX/2000                                     OH     Purchase                                   UTD                       No                       C                            C                              C                           C
625488606  XXX     XXX             XXX               35080746           credit          1                Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                                                No                                     5/XX/2000                                     OH     Purchase                                   UTD                       No                       A                            A                              A                           A                                                11/XX/2017                          Yes                                                                                                                                                                    2017/XX/29: Final title policy provided, exception has been cleared.
625488606  XXX     XXX             XXX               35080747           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                     No                                     5/XX/2000                                     OH     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488606  XXX     XXX             XXX               35080748           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               No                                     5/XX/2000                                     OH     Purchase                                   UTD                       No                       B                            B                              B                           B
625488606  XXX     XXX             XXX               35080749           compliance      2                Unable to determine occupancy, compliance results were generated using a                                                                                                                                                                                                                                                                                           No                                     5/XX/2000                                     OH     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                         defaulted value of Primary.
625488606  XXX     XXX             XXX               35080750           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      No                                     5/XX/2000                                     OH     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2000 used as disbursement date for compliance testing.
625488606  XXX     XXX             XXX               35080751           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        No                                     5/XX/2000                                     OH     Purchase                                   UTD                       No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488606  XXX     XXX             XXX               35080752           compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     5/XX/2000                                     OH     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488606  XXX     XXX             XXX               35080753           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  No                                     5/XX/2000         5/XX/2001                   OH     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488606  XXX     XXX             XXX               35080754           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  No                                     5/XX/2000         5/XX/2001                   OH     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488606  XXX     XXX             XXX               35080755           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         No                                     5/XX/2000         5/XX/2001                   OH     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488572  XXX     XXX             XXX               35080789           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2006                                    NY     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488572  XXX     XXX             XXX               35080790           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            11/XX/2006                                    NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488572  XXX     XXX             XXX               35080791           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          11/XX/2006                                    NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488572  XXX     XXX             XXX               35080792           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2006                                    NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
625488572  XXX     XXX             XXX               35080793           compliance      2                New York Late Charge Percent Testing                                              Note late charge exceeds maximum per state.                                       Late charge not permitted. 2% late charge maximum per state (NY) - Note states                                                                                                                                                        11/XX/2006                                    NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                             5%.
625488572  XXX     XXX             XXX               35080794           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            11/XX/2006        11/XX/2009                  NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489338  XXX     XXX             XXX               35080817           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2007                                     VT     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625489338  XXX     XXX             XXX               35080818           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                1/XX/2007         1/XX/2010                   VT     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625489338  XXX     XXX             XXX               35080819           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             1/XX/2007                                     VT     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
625489338  XXX     XXX             XXX               35080820           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            1/XX/2007         1/XX/2010                   VT     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 01/XX/2007.
625488985  XXX     XXX             XXX               35080864           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2006        11/XX/2007                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488985  XXX     XXX             XXX               35080865           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          11/XX/2006                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B
625488985  XXX     XXX             XXX               35080866           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2006        11/XX/2007                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488119  XXX     XXX             XXX               35080873           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2007                                     MA     Refinance - Rate/Term                      Second Home               Yes                      C                            C                              C                           C
625488119  XXX     XXX             XXX               35080874           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      5/XX/2007                                     MA     Refinance - Rate/Term                      Second Home               Yes                      B                            B                              B                           B
625488119  XXX     XXX             XXX               35080875           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure     The FACTA was sent out on 05/XX/2007.                                                                                                                                                                                                 5/XX/2007                                     MA     Refinance - Rate/Term                      Second Home               Yes                      B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488119  XXX     XXX             XXX               35080876           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2007                                     MA     Refinance - Rate/Term                      Second Home               Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.
625488119  XXX     XXX             XXX               35080877           compliance      2                Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not  Massachusetts Home Loan: No evidence in loan file of document or worksheet                                                                                                                     The regulations do not clarify the enforcement provisions of Mass. Gen. L. c.                                            5/XX/2007         5/XX/2010                   MA     Refinance - Rate/Term                      Second Home               Yes                      B                            B                              B                           B                                                                                                                                                                         2018/XX/06: If we have records to show loan in borrower's interest, ok            2018/XX/06: Final 1003 reflects consolidating a 1st & 2nd mortgage with payments
                                                                                                         in File                                                                           indicating how the lender determined that the home loan is in the borrower's                                                                                                                   183. Accordingly, the consequences of a compliance failure remain unclear. In                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   of $XXX and $XXX into a new 1st and 2nd with payments of $XXX and $XXX, however
                                                                                                                                                                                           interest.                                                                                                                                                                                      particular, it is probable that a violation of the "borrower's interest"                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        comparing the information on the 1003 to the preliminary title and the credit
                                                                                                                                                                                                                                                                                                                                                                                          standard can be raised as a defense to, or otherwise impede, foreclosure. Also,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 report it appears that the payments listed on the 1003 for the Present expenses
                                                                                                                                                                                                                                                                                                                                                                                          it is possible that a violation of the "borrower's interest" standard would                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     on the subject property are not the correct mortgages. The actual existing 1st
                                                                                                                                                                                                                                                                                                                                                                                          constitute a violation of the Massachusetts unfair and deceptive acts and                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       and 2nd lien payments are $XXX and $XXX however unable to determine if the 1st
                                                                                                                                                                                                                                                                                                                                                                                          practices statute.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              lien $XXX payment is P&I only or if that amount includes monthly escrows. If this is a P&I payment only, then monthly savings are $XXX, but if this amount is the escrowed payment then we cannot determine what, if any, payment reduction there is without additional documentation showing the P&I payment.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Original credit report shows no reduction in loan term, and unable to determine if refinancing out of an IO, ARM, or balloon loan or if refinance is reducing the interest rate which would also be considered a benefit.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          There is a Statement of Borrower's Benefits listing a number of possible benefits, however none of the options have been checked to indicate that they apply and the borrower signature/date is blank.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Unclear if a TNB existed based on documentation available.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Rescindable transaction so 3 year SOL expired on this 05/XX/2010.
625488779  XXX     XXX             XXX               35080963           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               No                                     2/XX/2008                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C
625488779  XXX     XXX             XXX               35080964           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing Itemization of Amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years     No                                     2/XX/2008         2/XX/2009                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          Financed                                                                                                     for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488779  XXX     XXX             XXX               35080965           compliance      3                Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing             Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable                                                                                                                                                                                                         No                                     2/XX/2008                                     FL     Purchase                                   Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing.
625488904  XXX     XXX             XXX               35080967           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2008                                     PA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488904  XXX     XXX             XXX               35080968           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              4/XX/2008                                     PA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625488904  XXX     XXX             XXX               35080969           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure     Audit verified information per FACTA form in file.                                                                                                                                                                                    4/XX/2008                                     PA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488904  XXX     XXX             XXX               35080970           compliance      2                TILA HELOC - HELOC Brochure Not Provided Timely                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2008         4/XX/2011                   PA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         defense to foreclosure. Assignee liability.
625488904  XXX     XXX             XXX               35080971           compliance      2                TILA HELOC - Important Terms Disclosure Not Provided Timely                       Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2008         4/XX/2011                   PA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         defense to foreclosure. Assignee liability.
625488904  XXX     XXX             XXX               35080972           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             4/XX/2008                                     PA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
625488904  XXX     XXX             XXX               35080973           compliance      2                TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance    Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            4/XX/2008         4/XX/2011                   PA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Model Form for a refinancing by the same creditor. The G-5 form was used, the                                                                                                                  courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           G-7 frm should have been used.                                                                                                                                                                 rescind (3 additional years) if a creditor uses the incorrect Model Form remains.
625488904  XXX     XXX             XXX               35080974           compliance      2                TILA HELOC - Billing Rights Disclosure Not Provided Timely                        Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to                                                                                                                      TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2008         4/XX/2011                   PA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at time of account opening.                                                                                                                                                           defense to foreclosure. Assignee liability.
625488904  XXX     XXX             XXX               35080975           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2008                                     PA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.
625488904  XXX     XXX             XXX               35080976           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            4/XX/2008         4/XX/2011                   PA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 04/XX/2008.
625488151  XXX     XXX             XXX               35080982           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2002                                     TX     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488151  XXX     XXX             XXX               35080983           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2002                                     TX     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.
625488151  XXX     XXX             XXX               35080984           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            2/XX/2002         2/XX/2005                   TX     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625488151  XXX     XXX             XXX               35080985           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2002         2/XX/2005                   TX     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488349  XXX     XXX             XXX               35080986           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2006                                     TN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488349  XXX     XXX             XXX               35080987           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2006         9/XX/2009                   TN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625488349  XXX     XXX             XXX               35080988           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2006                                     TN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
625488376  XXX     XXX             XXX               35081012           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2006                                     NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
625488376  XXX     XXX             XXX               35081013           compliance      2                North Carolina First Lien Late Charge Percent Testing                             Note late charge exceeds maximum per state.                                       5% late charge exceeds 4% maximum per state (NC)                                                                                                                                                                                      5/XX/2006                                     NC     Purchase                                   Primary                   No                       B                            B                              B                           B
625488376  XXX     XXX             XXX               35081014           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      5/XX/2006                                     NC     Purchase                                   Primary                   No                       B                            B                              B                           B
625489616  XXX     XXX             XXX               35081033           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2008                                     GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489616  XXX     XXX             XXX               35081034           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              2/XX/2008                                     GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625489616  XXX     XXX             XXX               35081035           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           2/XX/2008                                     GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625489616  XXX     XXX             XXX               35081036           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2008                                     GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489616  XXX     XXX             XXX               35081037           compliance      2                Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as                                                                                                                                                                                                                                                2/XX/2008                                     GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           transaction date for purposes of determining compliance with rescission timing requirements
625489616  XXX     XXX             XXX               35081038           compliance      2                Georgia Home Loan (Arbitration Clause)                                            Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration                                                                                                                  Assignee Liability: Purchasers and assignees of high cost home loans are subject                                         2/XX/2008         3/XX/2013                   GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                                                                                                                                                                         2018/XX/06: Does arbitration clause void whole mortgage? If it can be severed,    2018/XX/06: Whole mortgage is not void but arbitration clause is deemed
                                                                                                                                                                                           clause.                                                                                                                                                                                        to all affirmative claims and any defenses the borrower could assert against the                                                                                                                                                                                                                                                                                                                                                                                                                                                              ok.                                                                               unconscionable and void. SOL for GAFLA home loan violations outside of blackout
                                                                                                                                                                                                                                                                                                                                                                                          original creditor or home improvement contractor where a home loan was made,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    period is 5 years from first payment date.
                                                                                                                                                                                                                                                                                                                                                                                          arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief;
                                                                                                                                                                                                                                                                                                                                                                                          (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii)
                                                                                                                                                                                                                                                                                                                                                                                          administrative penalties; and (viii) criminal penalties.
625488047  XXX     XXX             XXX               35081042           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2004                                     IN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
625488047  XXX     XXX             XXX               35081043           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2004                                     IN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488549  XXX     XXX             XXX               35081047           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2003                                    NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.
625488549  XXX     XXX             XXX               35081048           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL itemization did not disclose a commitment fee of $XXX a flood cert fee of     $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            10/XX/2003        10/XX/2006                  NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          $XXX or a disbursement fee of $XXX and underdisclosed the settlement fee by $XXX                             for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             as prepaid finance charges                                                                                   liability.
625488549  XXX     XXX             XXX               35081049           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      10/XX/2003                                    NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489222  XXX     XXX             XXX               35081104           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2006                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
625489222  XXX     XXX             XXX               35081105           compliance      2                ARM Disclosure Compliant                                                          TIL variable rate disclosure: ARM loan program disclosure does not match terms                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2006         8/XX/2007                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           of loan.
625489222  XXX     XXX             XXX               35081106           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2006         8/XX/2007                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489222  XXX     XXX             XXX               35081107           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2006         8/XX/2007                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489222  XXX     XXX             XXX               35081108           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL itemization did not disclose an aattorney fee of $XXX or a post closing fee   $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            8/XX/2006         8/XX/2007                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          of $XXX as prepaid finance charges                                                                           for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489201  XXX     XXX             XXX               35081129           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2008                                     DE     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.
625489201  XXX     XXX             XXX               35081130           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2008                                     DE     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625487978  XXX     XXX             XXX               35081166           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2007                                     DE     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625487978  XXX     XXX             XXX               35081167           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            3/XX/2007         3/XX/2010                   DE     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 03/XX/2007.
625488112  XXX     XXX             XXX               35081176           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2004                                     AZ     Purchase                                   Primary                   No                       C                            C                              C                           C
625488112  XXX     XXX             XXX               35081177           credit          1                Final Title Policy is missing. No evidence of title was found in file.                                                                                                                                                                                                                                                                                                                                    5/XX/2004                                     AZ     Purchase                                   Primary                   No                       A                            A                              A                           A                                                3/XX/2018                           Yes                                                                                                                                                                    2018/XX/02: Upon further review, exception has been cleared.
625489679  XXX     XXX             XXX               35081245           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2003        12/XX/2004                  OR     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625489679  XXX     XXX             XXX               35081246           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2003        12/XX/2004                  OR     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489557  XXX     XXX             XXX               35081260           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2006                                     TN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
625489557  XXX     XXX             XXX               35081261           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2006         5/XX/2007                   TN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488795  XXX     XXX             XXX               35081296           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2006                                     TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
625488600  XXX     XXX             XXX               35081336           credit          3                Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                 10/XX/2007                                    NY     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488600  XXX     XXX             XXX               35081337           credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         10/XX/2007                                    NY     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488600  XXX     XXX             XXX               35081338           compliance      2                FHA Case Number Assignment Date Missing                                           FHA Case # Assignment Date missing. Creditor application date used as FHA case #                                                                                                                                                                                                                                        10/XX/2007                                    NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           assignment date for purposes of any applicable compliance testing.
625488130  XXX     XXX             XXX               35081350           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2007                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488130  XXX     XXX             XXX               35081351           compliance      2                Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as                                                                                                                                                                                                                                                9/XX/2007                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           transaction date for purposes of determining compliance with rescission timing requirements
625487945  XXX     XXX             XXX               35081364           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2007                                     OH     Purchase                                   UTD                       No                       C                            C                              C                           C
625487945  XXX     XXX             XXX               35081365           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  3/XX/2007         3/XX/2008                   OH     Purchase                                   UTD                       No                       B                            B                              B                           B
625487945  XXX     XXX             XXX               35081366           compliance      1                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             3/XX/2007                                     OH     Purchase                                   UTD                       No                       A                            A                              A                           A                                                3/XX/2018                           Yes                                                                                                                                                                    2018/XX/19: Final HUD provided.
                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
625487945  XXX     XXX             XXX               35081367           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               3/XX/2007                                     OH     Purchase                                   UTD                       No                       A                            A                              A                           A                                                3/XX/2018                           Yes                                                                                                                                                                    2018/XX/19: Final HUD provided.
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625487945  XXX     XXX             XXX               35081368           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2007                                     OH     Purchase                                   UTD                       No                       A                            A                              A                           A                                                3/XX/2018                           Yes                                                                                                                                                                    2018/XX/19: Final HUD provided.
                                                                                                                                                                                           an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625487945  XXX     XXX             XXX               35081369           compliance      2                Property Type Not Provided                                                        (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                                                                                              3/XX/2007                                     OH     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                           residence, state and federal testing may be impacted.
625487945  XXX     XXX             XXX               35081370           compliance      2                Ohio Consumer Sales Practices Act (Ability to Repay not Verified)                 Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with                                                                                                                                                                                                                                        3/XX/2007                                     OH     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                           reliable documentation.
625487945  XXX     XXX             XXX               35081371           compliance      2                Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage    Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage                                                                                                                 The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                          3/XX/2007                                     OH     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                         Loan Information Document Not Retained by Lender)                                 Loan Information Document not retained by lender.                                                                                                                                              liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
625487945  XXX     XXX             XXX               35081372           compliance      2                Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)               Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing                                                                                                               The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                          3/XX/2007                                     OH     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                           Disclosure.                                                                                                                                                                                    liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
625487945  XXX     XXX             XXX               35081373           compliance      1                Ohio CSPA Tangible Net Benefit Test                                               Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan                                                                                                                                                                                                                                                 3/XX/2007                                     OH     Purchase                                   UTD                       No                       A                            A                              A                           A                                                3/XX/2018                           Yes                                                                                                                                                                    2018/XX/19: Final HUD provided shows purchase.
                                                                                                                                                                                           refinanced has a tangible net benefit to the borrower due to missing prior loan information.
625487945  XXX     XXX             XXX               35081374           compliance      1                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            3/XX/2007         3/XX/2008                   OH     Purchase                                   UTD                       No                       A                            A                              A                           A                                                3/XX/2018                           Yes                                                                                                                                                                    2018/XX/19: Final HUD provided shows purchase.
625487945  XXX     XXX             XXX               35081375           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2007         3/XX/2008                   OH     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625487945  XXX     XXX             XXX               35081376           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      3/XX/2007                                     OH     Purchase                                   UTD                       No                       B                            B                              B                           B
625487945  XXX     XXX             XXX               35081377           compliance      2                Unable to determine occupancy, compliance results were generated using a                                                                                                                                                                                                                                                                                                                                  3/XX/2007                                     OH     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                         defaulted value of Primary.
625487945  XXX     XXX             XXX               35081378           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2007                                     OH     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.
625489221  XXX     XXX             XXX               35081379           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2006                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625489221  XXX     XXX             XXX               35081380           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2006                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
625489221  XXX     XXX             XXX               35081381           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           7/XX/2006                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488254  XXX     XXX             XXX               35081400           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.       Final HUD-1 does not reflect disbursement date.                                                                                                                                                                                       3/XX/2008                                     WA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
625488254  XXX     XXX             XXX               35081401           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2008                                     WA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488254  XXX     XXX             XXX               35081402           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2008, prior to  No disbursement date has been provided.                                                                      TILA ROR - 3yrs for rescindable transactions.                                                                            3/XX/2008         3/XX/2011                   WA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 03/XX/2008.
625488254  XXX     XXX             XXX               35081403           compliance      2                TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior                                                                                                                 TILA ROR - 3yrs for rescindable transactions.                                                                            3/XX/2008         3/XX/2011                   WA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              to expected date(s).
625488254  XXX     XXX             XXX               35081404           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              3/XX/2008                                     WA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625489145  XXX     XXX             XXX               35081427           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      9/XX/2004                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625489145  XXX     XXX             XXX               35081428           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2004                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
625489145  XXX     XXX             XXX               35081429           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2004         9/XX/2005                   NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           borrower.
625489145  XXX     XXX             XXX               35081430           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2004         9/XX/2005                   NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489145  XXX     XXX             XXX               35081431           compliance      2                Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as                                                                                                                                                                                                                                                9/XX/2004                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           transaction date for purposes of determining compliance with rescission timing requirements
625489145  XXX     XXX             XXX               35081432           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine cause of underdisclosure of $XXX due to missing Itemization   $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            9/XX/2004         9/XX/2007                   NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          of amount financed.                                                                                          for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489145  XXX     XXX             XXX               35081433           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2004         9/XX/2007                   NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625488754  XXX     XXX             XXX               35081460           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2006                                     MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
625488754  XXX     XXX             XXX               35081461           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2006                                     MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488680  XXX     XXX             XXX               35081491           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2006                                    CA     Refinance - UTD                            Primary                   No                       C                            C                              C                           C
625488680  XXX     XXX             XXX               35081492           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            11/XX/2006                                    CA     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488680  XXX     XXX             XXX               35081493           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          11/XX/2006                                    CA     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
625488680  XXX     XXX             XXX               35081494           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             11/XX/2006                                    CA     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
625488680  XXX     XXX             XXX               35081495           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               11/XX/2006                                    CA     Refinance - UTD                            Primary                   No                       A                            A                              A                           A                                                3/XX/2018                           Yes                                                                                                                                                                    2018/XX/20: Received FinalHUD-1
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488680  XXX     XXX             XXX               35081496           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2006                                    CA     Refinance - UTD                            Primary                   No                       A                            A                              A                           A                                                3/XX/2018                           Yes                                                                                                                                                                    2018/XX/20: Received FinalHUD-1
                                                                                                                                                                                           an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488680  XXX     XXX             XXX               35081497           compliance      1                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            11/XX/2006        11/XX/2009                  CA     Refinance - UTD                            Primary                   No                       A                            A                              A                           A                                                3/XX/2018                           Yes                                                                                                                                                                    2018/XX/20: Received Notice of Right to Cancel
625488680  XXX     XXX             XXX               35081498           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2006        11/XX/2009                  CA     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625488680  XXX     XXX             XXX               35081499           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      11/XX/2006                                    CA     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
625488680  XXX     XXX             XXX               35081500           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2006                                    CA     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
625488680  XXX     XXX             XXX               35081501           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi                  Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           11/XX/2006        11/XX/2009                  CA     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           TILA rescission form was used.
625488680  XXX     XXX             XXX               35081502           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            11/XX/2006        11/XX/2009                  CA     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 11/XX/2006.
625488680  XXX     XXX             XXX               35081503           compliance      2                Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance       Truth in Lending Act: Unable to determine if Notice of Right to Cancel was                                                                                                                     TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            11/XX/2006        11/XX/2009                  CA     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           executed on the proper Model Form. The H-9 form was used instead of the H-8                                                                                                                    courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           form, however, the loan file does not contain evidence that the refinance was by                                                                                                               rescind (3 additional years) if a creditor uses the incorrect Model Form
                                                                                                                                                                                           the original creditor.                                                                                                                                                                         remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625489397  XXX     XXX             XXX               35081540           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      8/XX/2012                                     FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489397  XXX     XXX             XXX               35081541           compliance      2                RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate                              RESPA (2010): Loan Amount on Final HUD-1 does not match Note.                                                                                                                                  RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2012                                     FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625489397  XXX     XXX             XXX               35081542           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2012                                     FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489397  XXX     XXX             XXX               35081543           compliance      2                RESPA Servicing Disclosure: Servicing Disclosure Statement Missing                RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2012                                     FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Statement.                                                                                                                                                                                     within the statute or implementing regulation, Regulation X, for these type of violations.
625489397  XXX     XXX             XXX               35081544           compliance      2                RESPA - Initial GFE Missing                                                       RESPA: Initial GFE not provided to Borrower(s).                                                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2012                                     FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625489397  XXX     XXX             XXX               35081545           compliance      2                TIL-MDIA - Initial TIL Missing                                                    Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the                                                                                                               TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited                                         8/XX/2012         8/XX/2013                   FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.                                                                                                                                                                                      as a defense to foreclosure. Assignee liability.
625489397  XXX     XXX             XXX               35081546           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine the fee under disclosure due to missing the itemization of    $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            8/XX/2012         8/XX/2015                   FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          amount financed.Lender credit on page 1 of HUD in the amount of $XXX could not                               for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             be applied due to missing itemization of credit.                                                             liability.
625489397  XXX     XXX             XXX               35081547           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2012                                     FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489388  XXX     XXX             XXX               35081566           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          9/XX/2006                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
625489388  XXX     XXX             XXX               35081567           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2006                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489388  XXX     XXX             XXX               35081568           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2006         9/XX/2007                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489388  XXX     XXX             XXX               35081569           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2006         9/XX/2007                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489321  XXX     XXX             XXX               35081627           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2006                                    NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489321  XXX     XXX             XXX               35081628           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2006                                    NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
625489321  XXX     XXX             XXX               35081629           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2006        10/XX/2007                  NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489321  XXX     XXX             XXX               35081630           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2006        10/XX/2007                  NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488827  XXX     XXX             XXX               35081653           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2004                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489123  XXX     XXX             XXX               35081657           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2006                                     FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
625489123  XXX     XXX             XXX               35081658           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          4/XX/2006                                     FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489448  XXX     XXX             XXX               35081677           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          4/XX/2006                                     TX     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489448  XXX     XXX             XXX               35081678           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2006                                     TX     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.
625489448  XXX     XXX             XXX               35081679           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2006                                     TX     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489448  XXX     XXX             XXX               35081680           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            4/XX/2006         4/XX/2009                   TX     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489108  XXX     XXX             XXX               35081703           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL itemization did not disclose a title pick-up fee of $XXX as a prepaid         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            1/XX/2006         1/XX/2009                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          finance charge.                                                                                              for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489108  XXX     XXX             XXX               35081704           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2006                                     NY     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625489108  XXX     XXX             XXX               35081705           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2006                                     NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
625489108  XXX     XXX             XXX               35081706           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      1/XX/2006                                     NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489578  XXX     XXX             XXX               35081742           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2003                                    NJ     Purchase                                   Primary                   No                       C                            C                              C                           C
625489578  XXX     XXX             XXX               35081743           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2003                                    NJ     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.
625489578  XXX     XXX             XXX               35081744           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2003                                    NJ     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489578  XXX     XXX             XXX               35081745           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2003        10/XX/2004                  NJ     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489578  XXX     XXX             XXX               35081746           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2003        10/XX/2004                  NJ     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489578  XXX     XXX             XXX               35081747           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL itemization did not disclose a courier fee of $XXX a wire fee of $XXX an      $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            10/XX/2003        10/XX/2004                  NJ     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          attorney fee of $XXX and a notice of settlement fee of $XXX as prepaid finance                               for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             charges. However, the itemization did reflect a $XXX broker application fee and                              liability.
                                                                                                                                                                                                                                                                             a $XXX satisfaction fee not included on the final HUD. All causing an under disclosure of $XXX.
625488213  XXX     XXX             XXX               35081750           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2004         1/XX/2005                   PA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488213  XXX     XXX             XXX               35081751           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              1/XX/2004                                     PA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488213  XXX     XXX             XXX               35081752           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2004         1/XX/2005                   PA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625488213  XXX     XXX             XXX               35081753           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2004                                     PA     Purchase                                   Primary                   No                       C                            C                              C                           C
625488101  XXX     XXX             XXX               35081782           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2003                                     MA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488101  XXX     XXX             XXX               35081783           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2003                                     MA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.
625488101  XXX     XXX             XXX               35081784           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2003                                     MA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625487919  XXX     XXX             XXX               35081792           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            7/XX/2006                                     NC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625487919  XXX     XXX             XXX               35081793           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          7/XX/2006                                     NC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625487919  XXX     XXX             XXX               35081794           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2006                                     NC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
625487919  XXX     XXX             XXX               35081795           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2006                                     NC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625487919  XXX     XXX             XXX               35081796           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2006                                     NC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625487919  XXX     XXX             XXX               35081797           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            7/XX/2006         7/XX/2009                   NC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625487919  XXX     XXX             XXX               35081798           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2006                                     NC     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625487919  XXX     XXX             XXX               35081799           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             7/XX/2006                                     NC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
625487919  XXX     XXX             XXX               35081800           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2006         7/XX/2009                   NC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625487919  XXX     XXX             XXX               35081801           credit          2                Final Title Policy is missing. No evidence of title was found in file.                                                                                                                                                                                                                                                                                                                                    7/XX/2006                                     NC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489461  XXX     XXX             XXX               35081901           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          5/XX/2007                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
625489700  XXX     XXX             XXX               35081935           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               No                                     9/XX/2006                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C
625489700  XXX     XXX             XXX               35081936           compliance      3                Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing                         Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or                                                                                                                                                                                                   No                                     9/XX/2006                                     CA     Purchase                                   Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Local compliance testing.
625489700  XXX     XXX             XXX               35081937           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     9/XX/2006                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
625489700  XXX     XXX             XXX               35081938           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  No                                     9/XX/2006         9/XX/2007                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625489700  XXX     XXX             XXX               35081939           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  No                                     9/XX/2006         9/XX/2007                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489700  XXX     XXX             XXX               35081940           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         No                                     9/XX/2006         9/XX/2007                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488150  XXX     XXX             XXX               35081981           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       6/XX/2003                                     IN     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488150  XXX     XXX             XXX               35081982           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2003                                     IN     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488150  XXX     XXX             XXX               35081983           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2003                                     IN     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488150  XXX     XXX             XXX               35081984           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2003         6/XX/2006                   IN     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489673  XXX     XXX             XXX               35082000           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2007                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
625488281  XXX     XXX             XXX               35082042           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          6/XX/2006                                     OK     Purchase                                   Primary                   No                       B                            B                              B                           B
625488281  XXX     XXX             XXX               35082043           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2006         6/XX/2007                   OK     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488808  XXX     XXX             XXX               35082081           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            2/XX/2004                                     PA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488808  XXX     XXX             XXX               35082082           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      2/XX/2004                                     PA     Purchase                                   Primary                   No                       B                            B                              B                           B
625488808  XXX     XXX             XXX               35082083           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2004                                     PA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.
625488808  XXX     XXX             XXX               35082084           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2004         2/XX/2005                   PA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488808  XXX     XXX             XXX               35082085           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2004                                     PA     Purchase                                   Primary                   No                       C                            C                              C                           C
625488808  XXX     XXX             XXX               35082086           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       2/XX/2004                                     PA     Purchase                                   Primary                   No                       C                            C                              C                           C
625488338  XXX     XXX             XXX               35082172           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2007                                     MN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488338  XXX     XXX             XXX               35082173           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2007                                     MN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
625488338  XXX     XXX             XXX               35082174           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2007         2/XX/2008                   MN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488338  XXX     XXX             XXX               35082175           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2007         2/XX/2008                   MN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488413  XXX     XXX             XXX               35082176           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     PA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488413  XXX     XXX             XXX               35082177           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     PA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
625489092  XXX     XXX             XXX               35082192           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2007                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
625489092  XXX     XXX             XXX               35082193           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2007                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
625489092  XXX     XXX             XXX               35082194           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2007                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489092  XXX     XXX             XXX               35082195           compliance      2                New York Late Charge Percent Testing                                              Note late charge exceeds maximum per state.                                       5% late charge exceeds 2% maximum per state (NY)                                                                                                                                                                                      8/XX/2007                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
625489092  XXX     XXX             XXX               35082196           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     The lender did not include the broker application fee of $XXX in the finance      $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            8/XX/2007         8/XX/2008                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          charge calculation.                                                                                          for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489092  XXX     XXX             XXX               35082197           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            8/XX/2007                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488885  XXX     XXX             XXX               35082234           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      2/XX/1999                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
625488226  XXX     XXX             XXX               35082273           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2006         9/XX/2007                   AL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488226  XXX     XXX             XXX               35082274           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2006         9/XX/2007                   AL     Construction-Permanent                     Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488310  XXX     XXX             XXX               35082281           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2008                                     WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488310  XXX     XXX             XXX               35082282           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2008                                     WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.
625488310  XXX     XXX             XXX               35082283           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2008                                     WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488310  XXX     XXX             XXX               35082284           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2008                                     WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489016  XXX     XXX             XXX               35082460           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2007                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.
625489016  XXX     XXX             XXX               35082461           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2007                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489530  XXX     XXX             XXX               35082484           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          6/XX/2005                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489530  XXX     XXX             XXX               35082485           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2005                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489293  XXX     XXX             XXX               35082525           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           4/XX/2007                                     DC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625489293  XXX     XXX             XXX               35082526           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2007                                     DC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
625489293  XXX     XXX             XXX               35082527           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2007                                     DC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489293  XXX     XXX             XXX               35082528           compliance      2                TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior                                                                                                                 TILA ROR - 3yrs for rescindable transactions.                                                                            4/XX/2007         4/XX/2010                   DC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              to expected date(s).
625488235  XXX     XXX             XXX               35082529           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2006                                     AZ     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488235  XXX     XXX             XXX               35082530           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           5/XX/2006                                     AZ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488235  XXX     XXX             XXX               35082531           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2006                                     AZ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
625488235  XXX     XXX             XXX               35082532           compliance      2                CHARM Booklet Disclosure Prior to Closing Timing                                  TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2006         5/XX/2007                   AZ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625488235  XXX     XXX             XXX               35082533           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2006         5/XX/2007                   AZ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488235  XXX     XXX             XXX               35082534           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Closing instructions indicate the Index used was 3.56%. The lowest Index          $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            5/XX/2006         5/XX/2009                   AZ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          available within the look-back period is 3.79%.                                                              for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488364  XXX     XXX             XXX               35082593           compliance      2                RESPA (2010) - 0% Tolerance (Line 1203) Without Cure                              RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient                                                                                                               RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2011                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           cure provided.                                                                                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of violations.
625488364  XXX     XXX             XXX               35082594           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2011         3/XX/2012                   NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625488364  XXX     XXX             XXX               35082595           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2011         3/XX/2012                   NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488364  XXX     XXX             XXX               35082596           compliance      2                TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance    Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            3/XX/2011         3/XX/2014                   NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         (Circuit 2, 5, 7, 8, 9, 10 or DC)                                                 Model Form for a refinancing by the same creditor. The H-8 form was used, the                                                                                                                  courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           H-9 form should have been used.                                                                                                                                                                rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625487969  XXX     XXX             XXX               35082633           compliance      2                ARM Disclosure Status                                                             Unable to determine if loan file contains ARM Disclosure due to missing                                                                                                                        TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2005        11/XX/2006                  IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           information.
625487969  XXX     XXX             XXX               35082634           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2005        11/XX/2006                  IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625487969  XXX     XXX             XXX               35082635           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2005                                    IL     Purchase                                   Primary                   No                       C                            C                              C                           C
625487969  XXX     XXX             XXX               35082636           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2005                                    IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.
625487969  XXX     XXX             XXX               35082637           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2005                                    IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489063  XXX     XXX             XXX               35082643           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2004                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.
625489063  XXX     XXX             XXX               35082644           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2004         7/XX/2005                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625489063  XXX     XXX             XXX               35082645           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2004         7/XX/2005                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488675  XXX     XXX             XXX               35082650           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2005                                     KS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
625488675  XXX     XXX             XXX               35082651           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2005                                     KS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488675  XXX     XXX             XXX               35082652           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2005                                     KS     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488910  XXX     XXX             XXX               35082665           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      10/XX/2007                                    FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488910  XXX     XXX             XXX               35082666           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          10/XX/2007                                    FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488034  XXX     XXX             XXX               35082676           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2007         8/XX/2008                   PA     Purchase                                   Second Home               No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488034  XXX     XXX             XXX               35082677           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2007         8/XX/2008                   PA     Purchase                                   Second Home               No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488034  XXX     XXX             XXX               35082678           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2007                                     PA     Purchase                                   Second Home               No                       B                            B                              B                           B
625488034  XXX     XXX             XXX               35082679           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2007                                     PA     Purchase                                   Second Home               No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488081  XXX     XXX             XXX               35082705           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               No                                     10/XX/2002                                    NJ     Purchase                                   UTD                       No                       C                            C                              C                           C
625488081  XXX     XXX             XXX               35082706           compliance      1                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                    No                                     10/XX/2002                                    NJ     Purchase                                   UTD                       No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/10: duplicate exception
625488081  XXX     XXX             XXX               35082707           compliance      1                Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                 No                                     10/XX/2002                                    NJ     Purchase                                   UTD                       No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/10: Note provided
625488081  XXX     XXX             XXX               35082708           compliance      1                Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                No                                     10/XX/2002                                    NJ     Purchase                                   UTD                       No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/10: duplicate exception
625488081  XXX     XXX             XXX               35082709           compliance      1                TILA - Final TIL Missing                                                                                                                                                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         No                                     10/XX/2002        10/XX/2003                  NJ     Purchase                                   UTD                       No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/10: Final TIL provided
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488081  XXX     XXX             XXX               35082710           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                     No                                     10/XX/2002                                    NJ     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488081  XXX     XXX             XXX               35082711           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           File contains the Security Instrument, prelimnary and final Title, purchase                                                                                                                    No                                     10/XX/2002                                    NJ     Purchase                                   UTD                       No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/10: Note provided
                                                                                                                                                                                                                                                                             agreement, credit report and GFE.
625488081  XXX     XXX             XXX               35082712           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      No                                     10/XX/2002                                    NJ     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.
625488081  XXX     XXX             XXX               35082713           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        No                                     10/XX/2002                                    NJ     Purchase                                   UTD                       No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488081  XXX     XXX             XXX               35082714           compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     10/XX/2002                                    NJ     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488081  XXX     XXX             XXX               35082715           compliance      2                Unable to determine occupancy, compliance results were generated using a                                                                                                                                                                                                                                                                                           No                                     10/XX/2002                                    NJ     Purchase                                   UTD                       No                       B                            B                              B                           B
                                                                                                         defaulted value of Primary.
625489190  XXX     XXX             XXX               35082718           credit          1                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                              6/XX/2003                                     MA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                4/XX/2018                           Yes                                                                                  2018/XX/27: [GS Comment 4/XX/2018]: Final Title Policy Located                    2018/XX/30: Final policy provided.
625489190  XXX     XXX             XXX               35082719           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            6/XX/2003         6/XX/2007                   MA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489190  XXX     XXX             XXX               35082720           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2003                                     MA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625489190  XXX     XXX             XXX               35082721           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2003                                     MA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.
625488881  XXX     XXX             XXX               35082734           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2007                                    OR     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488881  XXX     XXX             XXX               35082735           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            11/XX/2007        11/XX/2010                  OR     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 12/XX/2007.
625487930  XXX     XXX             XXX               35082827           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2003        12/XX/2004                  DE     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625487930  XXX     XXX             XXX               35082828           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2003        12/XX/2004                  DE     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625487930  XXX     XXX             XXX               35082829           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Closing instructions indicate the Index used was 1.140%. The lowest Index         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            12/XX/2003        12/XX/2006                  DE     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          available within the look-back period is 1.2163%.                                                            for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625487955  XXX     XXX             XXX               35082861           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2003                                     TX     Purchase                                   Primary                   No                       C                            C                              C                           C
625487955  XXX     XXX             XXX               35082862           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2003                                     TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.
625487955  XXX     XXX             XXX               35082863           compliance      2                ARM Disclosure Compliant                                                          TIL variable rate disclosure: ARM loan program disclosure does not match terms                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2003         5/XX/2004                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           of loan.
625487955  XXX     XXX             XXX               35082864           compliance      2                ARM Disclosure Status                                                             Unable to determine if loan file contains ARM Disclosure due to missing                                                                                                                        TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2003         5/XX/2004                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           information.
625488501  XXX     XXX             XXX               35083021           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               No                                     2/XX/1999                                     GA     Purchase                                   Primary                   No                       C                            C                              C                           C
625488501  XXX     XXX             XXX               35083022           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                           No                                     2/XX/1999         2/XX/2000                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B
625488501  XXX     XXX             XXX               35083023           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file. Note                                                                                                                                                                                                 No                                     2/XX/1999                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Date of 02/XX/1999 used as disbursement date for compliance testing.
625488501  XXX     XXX             XXX               35083024           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        No                                     2/XX/1999                                     GA     Purchase                                   Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488501  XXX     XXX             XXX               35083025           compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     2/XX/1999                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488501  XXX     XXX             XXX               35083026           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  No                                     2/XX/1999         2/XX/2000                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488501  XXX     XXX             XXX               35083027           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  No                                     2/XX/1999         2/XX/2000                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488501  XXX     XXX             XXX               35083028           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         No                                     2/XX/1999         2/XX/2000                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488501  XXX     XXX             XXX               35083029           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               No                                     2/XX/1999                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
625488599  XXX     XXX             XXX               35083032           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      11/XX/2006                                    GA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488599  XXX     XXX             XXX               35083033           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            11/XX/2006        11/XX/2009                  GA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 11/XX/2006.
625488599  XXX     XXX             XXX               35083034           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2006                                    GA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
625488099  XXX     XXX             XXX               35083090           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2001                                    CO     Purchase                                   Primary                   No                       C                            C                              C                           C
625488099  XXX     XXX             XXX               35083091           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      11/XX/2001                                    CO     Purchase                                   Primary                   No                       B                            B                              B                           B
625488099  XXX     XXX             XXX               35083092           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2001        11/XX/2002                  CO     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488099  XXX     XXX             XXX               35083093           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2001        11/XX/2002                  CO     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488099  XXX     XXX             XXX               35083094           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2001        11/XX/2002                  CO     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488681  XXX     XXX             XXX               35083104           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     VA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488681  XXX     XXX             XXX               35083105           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     VA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488681  XXX     XXX             XXX               35083106           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     VA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
625488681  XXX     XXX             XXX               35083107           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2007         7/XX/2008                   VA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488681  XXX     XXX             XXX               35083108           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2007         7/XX/2008                   VA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488681  XXX     XXX             XXX               35083109           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            7/XX/2007         7/XX/2010                   VA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488681  XXX     XXX             XXX               35083110           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             7/XX/2007                                     VA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
625488681  XXX     XXX             XXX               35083111           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2007         7/XX/2010                   VA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488638  XXX     XXX             XXX               35083127           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2004                                     IL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488275  XXX     XXX             XXX               35083163           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
625489082  XXX     XXX             XXX               35083165           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      1/XX/2004                                     MS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489082  XXX     XXX             XXX               35083166           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2004         1/XX/2005                   MS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489082  XXX     XXX             XXX               35083167           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            1/XX/2004         1/XX/2007                   MS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489082  XXX     XXX             XXX               35083168           credit          1                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                              1/XX/2004                                     MS     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/31: Final title provided.
625489082  XXX     XXX             XXX               35083169           credit          3                Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                             1/XX/2004                                     MS     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625489082  XXX     XXX             XXX               35083170           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                                                                1/XX/2004                                     MS     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625489359  XXX     XXX             XXX               35083183           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2006                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
625489359  XXX     XXX             XXX               35083184           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2006                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489359  XXX     XXX             XXX               35083185           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2006                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489359  XXX     XXX             XXX               35083186           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2006         2/XX/2007                   MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489359  XXX     XXX             XXX               35083187           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2006         2/XX/2007                   MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488407  XXX     XXX             XXX               35083189           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2007         1/XX/2008                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625488407  XXX     XXX             XXX               35083190           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2007         1/XX/2008                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625489596  XXX     XXX             XXX               35083376           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489596  XXX     XXX             XXX               35083377           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  9/XX/2006         9/XX/2007                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489596  XXX     XXX             XXX               35083378           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          9/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489596  XXX     XXX             XXX               35083379           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             9/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
625489596  XXX     XXX             XXX               35083380           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2006         9/XX/2009                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 09/XX/2006.
625489692  XXX     XXX             XXX               35083435           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          3/XX/2007                                     VA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489692  XXX     XXX             XXX               35083436           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2007                                     VA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
625487971  XXX     XXX             XXX               35083460           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2005                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.
625487971  XXX     XXX             XXX               35083461           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2005                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625487971  XXX     XXX             XXX               35083462           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2005                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625487971  XXX     XXX             XXX               35083463           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2005         6/XX/2006                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625487971  XXX     XXX             XXX               35083464           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2005         6/XX/2006                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488022  XXX     XXX             XXX               35083469           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              9/XX/2003                                     NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625488022  XXX     XXX             XXX               35083470           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2003                                     NC     Purchase                                   Primary                   No                       C                            C                              C                           C
625488707  XXX     XXX             XXX               35083482           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2005                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C
625488707  XXX     XXX             XXX               35083483           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2005                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
625488051  XXX     XXX             XXX               35083554           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            12/XX/2005        12/XX/2008                  NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488631  XXX     XXX             XXX               35083586           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/2002                                    MI     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488631  XXX     XXX             XXX               35083587           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              12/XX/2002                                    MI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625488631  XXX     XXX             XXX               35083588           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      12/XX/2002                                    MI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488631  XXX     XXX             XXX               35083589           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             12/XX/2002                                    MI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
625488631  XXX     XXX             XXX               35083590           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            12/XX/2002        12/XX/2005                  MI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488631  XXX     XXX             XXX               35083591           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2002        12/XX/2005                  MI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488631  XXX     XXX             XXX               35083592           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            12/XX/2002                                    MI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488631  XXX     XXX             XXX               35083593           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2002                                    MI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.
625489469  XXX     XXX             XXX               35083616           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489469  XXX     XXX             XXX               35083617           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.
625489469  XXX     XXX             XXX               35083618           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            4/XX/2006         4/XX/2009                   FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 04/XX/2006.
625489469  XXX     XXX             XXX               35083619           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2006         4/XX/2009                   FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625489469  XXX     XXX             XXX               35083620           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             4/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
625488365  XXX     XXX             XXX               35083685           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            6/XX/2006         6/XX/2009                   CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 06/XX/2006.
625488365  XXX     XXX             XXX               35083686           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2006                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488365  XXX     XXX             XXX               35083687           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              6/XX/2006                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625488365  XXX     XXX             XXX               35083688           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             6/XX/2006                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
625488365  XXX     XXX             XXX               35083689           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2006         6/XX/2009                   CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625488365  XXX     XXX             XXX               35083690           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                                                                6/XX/2006                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489527  XXX     XXX             XXX               35083696           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      7/XX/2002                                     MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489527  XXX     XXX             XXX               35083697           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2002                                     MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489527  XXX     XXX             XXX               35083698           compliance      1                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             7/XX/2002                                     MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/10: Received final HUD-1
                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.
625489527  XXX     XXX             XXX               35083699           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               7/XX/2002                                     MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/10: Received final HUD-1
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625489527  XXX     XXX             XXX               35083700           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2002                                     MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/10: Received final HUD-1
                                                                                                                                                                                           an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625489527  XXX     XXX             XXX               35083701           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            7/XX/2002         7/XX/2005                   MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489527  XXX     XXX             XXX               35083702           compliance      1                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2002         7/XX/2005                   MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/10: Received final TIL
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489527  XXX     XXX             XXX               35083703           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2002                                     MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.
625489527  XXX     XXX             XXX               35083704           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2002         7/XX/2005                   MO     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489181  XXX     XXX             XXX               35083754           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2004                                    CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.
625489181  XXX     XXX             XXX               35083755           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2004        10/XX/2005                  CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625489181  XXX     XXX             XXX               35083756           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2004        10/XX/2005                  CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489350  XXX     XXX             XXX               35083778           credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         6/XX/2008                                     MS     Purchase                                   Primary                   No                       C                            C                              C                           C
625489256  XXX     XXX             XXX               35083814           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      3/XX/1999                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B
625489256  XXX     XXX             XXX               35083815           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL itemization did not disclose a flood certification fee of $XXX settlement     $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            3/XX/1999         3/XX/2000                   OH     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          fee of $XXX or title courier fee of $XXX as prepaid finance charges.                                         for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489549  XXX     XXX             XXX               35083979           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2005                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
625489549  XXX     XXX             XXX               35083980           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              1/XX/2005                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489549  XXX     XXX             XXX               35083981           compliance      2                TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior                                                                                                                 TILA ROR - 3yrs for rescindable transactions.                                                                            1/XX/2005         1/XX/2008                   MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              to expected date(s).
625489549  XXX     XXX             XXX               35083982           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  1/XX/2005         1/XX/2006                   MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489549  XXX     XXX             XXX               35083983           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             1/XX/2005                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
625489549  XXX     XXX             XXX               35083984           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2005, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            1/XX/2005         1/XX/2008                   MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 01/XX/2005.
625489077  XXX     XXX             XXX               35083992           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2005                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
625489417  XXX     XXX             XXX               35084063           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2001                                     ID     Refinance - Rate/Term                      UTD                       No                       C                            C                              C                           C
625489417  XXX     XXX             XXX               35084065           compliance      2                Note Error: Note late charge percentage exceeds maximum per state                                                                                                   10% late charge exceeds 5% maximum per state (ID)                                                                                                                                                                                     3/XX/2001                                     ID     Refinance - Rate/Term                      UTD                       No                       B                            B                              B                           B
625489417  XXX     XXX             XXX               35084066           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      3/XX/2001                                     ID     Refinance - Rate/Term                      UTD                       No                       B                            B                              B                           B
625489417  XXX     XXX             XXX               35084067           compliance      2                Unable to determine occupancy, compliance results were generated using a                                                                                                                                                                                                                                                                                                                                  3/XX/2001                                     ID     Refinance - Rate/Term                      UTD                       No                       B                            B                              B                           B
                                                                                                         defaulted value of Primary.
625489417  XXX     XXX             XXX               35084068           credit          1                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                              3/XX/2001                                     ID     Refinance - Rate/Term                      UTD                       No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/19: Final policy provided, exception cleared.
625489417  XXX     XXX             XXX               35084069           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file. Note                                                                                                                                                                                                                                        3/XX/2001                                     ID     Refinance - Rate/Term                      UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                           Date of 03/XX/2001 used as disbursement date for compliance testing.
625489417  XXX     XXX             XXX               35084070           compliance      2                Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as                                                                                                                                                                                                                                                3/XX/2001                                     ID     Refinance - Rate/Term                      UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                           transaction date for purposes of determining compliance with rescission timing requirements
625489417  XXX     XXX             XXX               35084071           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            3/XX/2001         3/XX/2004                   ID     Refinance - Rate/Term                      UTD                       No                       B                            B                              B                           B
625489417  XXX     XXX             XXX               35084072           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2001         3/XX/2004                   ID     Refinance - Rate/Term                      UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489417  XXX     XXX             XXX               35084073           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2001                                     ID     Refinance - Rate/Term                      UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2000.
625489417  XXX     XXX             XXX               35084074           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            3/XX/2001                                     ID     Refinance - Rate/Term                      UTD                       No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488891  XXX     XXX             XXX               35084122           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2005                                     VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488891  XXX     XXX             XXX               35084123           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  1/XX/2005         1/XX/2006                   VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488891  XXX     XXX             XXX               35084124           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          1/XX/2005                                     VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488891  XXX     XXX             XXX               35084125           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             1/XX/2005                                     VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
625488891  XXX     XXX             XXX               35084126           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2005, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            1/XX/2005         1/XX/2008                   VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 01/XX/2005.
625488891  XXX     XXX             XXX               35084127           compliance      2                Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance       Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            1/XX/2005         1/XX/2008                   VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Model Form for a refinance by a creditor that is not considered the original                                                                                                                   courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           creditor. The H-9 form was used, the H-8 form should have been used.                                                                                                                           rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625488891  XXX     XXX             XXX               35084128           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2005                                     VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.
625489060  XXX     XXX             XXX               35084135           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            3/XX/2005         3/XX/2008                   NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489454  XXX     XXX             XXX               35084136           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2007                                    NY     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625489454  XXX     XXX             XXX               35084137           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             11/XX/2007                                    NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
625489454  XXX     XXX             XXX               35084138           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2007                                    NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
625489454  XXX     XXX             XXX               35084139           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            11/XX/2007        11/XX/2010                  NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 11/XX/2007.
625489669  XXX     XXX             XXX               35084140           credit          2                Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale                                                                                                                                                                                                                                                                                                                            9/XX/2006                                     MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         clause.
625489669  XXX     XXX             XXX               35084141           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              9/XX/2006                                     MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625489669  XXX     XXX             XXX               35084142           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2006                                     MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489669  XXX     XXX             XXX               35084143           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             9/XX/2006                                     MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
625489669  XXX     XXX             XXX               35084144           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2006         9/XX/2009                   MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 09/XX/2006.
625489669  XXX     XXX             XXX               35084145           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2006         9/XX/2009                   MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625489298  XXX     XXX             XXX               35084288           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          7/XX/2005                                     VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489298  XXX     XXX             XXX               35084289           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file. Note                                                                                                                                                                                                                                        7/XX/2005                                     VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Date of 07/XX/2005 used as disbursement date for compliance testing.
625489298  XXX     XXX             XXX               35084290           compliance      2                Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as                                                                                                                                                                                                                                                7/XX/2005                                     VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           transaction date for purposes of determining compliance with rescission timing requirements
625489298  XXX     XXX             XXX               35084291           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            7/XX/2005         7/XX/2008                   VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625489298  XXX     XXX             XXX               35084292           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2005, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            7/XX/2005         7/XX/2008                   VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 07/XX/2005.
625489298  XXX     XXX             XXX               35084293           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2005         7/XX/2008                   VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625489298  XXX     XXX             XXX               35084294           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2005         7/XX/2008                   VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489298  XXX     XXX             XXX               35084295           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2005                                     VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489298  XXX     XXX             XXX               35084296           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2005         7/XX/2008                   VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489081  XXX     XXX             XXX               35084303           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      9/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489081  XXX     XXX             XXX               35084304           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2006         9/XX/2009                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489081  XXX     XXX             XXX               35084305           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
625489188  XXX     XXX             XXX               35084324           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2006                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
625489188  XXX     XXX             XXX               35084325           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2006                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489188  XXX     XXX             XXX               35084326           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine the reason for the under disclosure due to missing the        $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            6/XX/2006         6/XX/2009                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          itemization of amount financed.                                                                              for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489247  XXX     XXX             XXX               35084376           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2006                                     NY     Purchase                                   Primary                   No                       C                            C                              C                           C
625489247  XXX     XXX             XXX               35084377           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2006                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
625489266  XXX     XXX             XXX               35084450           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2007                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488371  XXX     XXX             XXX               35084486           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2006                                    MS     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.
625488371  XXX     XXX             XXX               35084487           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2006                                    MS     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488371  XXX     XXX             XXX               35084488           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2006                                    MS     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488897  XXX     XXX             XXX               35084529           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           8/XX/2007                                     VA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488653  XXX     XXX             XXX               35084565           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           Loan file does not contain any origination documentation.                                                                                                                                                                             6/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/23: Received Loan Images - exception cleared
625488653  XXX     XXX             XXX               35084566           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488653  XXX     XXX             XXX               35084567           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      6/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488653  XXX     XXX             XXX               35084568           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            6/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488653  XXX     XXX             XXX               35084569           compliance      1                Unable to determine occupancy, compliance results were generated using a                                                                                                                                                                                                                                                                                                                                  6/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/11: Occupancy determined from HUD provided.
                                                                                                         defaulted value of Primary.
625488653  XXX     XXX             XXX               35084570           compliance      1                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             6/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/11: Document provided as trailing doc.
                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
625488653  XXX     XXX             XXX               35084571           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               6/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/11: Document provided as trailing doc.
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488653  XXX     XXX             XXX               35084572           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/11: Document provided as trailing doc.
                                                                                                                                                                                           an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488653  XXX     XXX             XXX               35084573           compliance      2                Property Type Not Provided                                                        (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                                                                                              6/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           residence, state and federal testing may be impacted.
625488653  XXX     XXX             XXX               35084574           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2007         6/XX/2008                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488653  XXX     XXX             XXX               35084575           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2007         6/XX/2008                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488653  XXX     XXX             XXX               35084576           compliance      1                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            6/XX/2007         6/XX/2010                   CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/11: Document provided as trailing doc.
625488653  XXX     XXX             XXX               35084577           compliance      1                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2007         6/XX/2010                   CA     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/11: Document provided as trailing doc.
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488653  XXX     XXX             XXX               35084578           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
625488653  XXX     XXX             XXX               35084579           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi                  Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           6/XX/2007         6/XX/2010                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           TILA rescission form was used.
625488198  XXX     XXX             XXX               35084716           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           9/XX/2007                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488198  XXX     XXX             XXX               35084717           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Underdisclosure is due to $XXX Settlement Fee and $XXX Courier Fee not included   $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            9/XX/2007         9/XX/2010                   FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          in prepaid finance charges on Itemization. Additional $.53 seems to be payment                               for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             stream related.                                                                                              liability.
625488096  XXX     XXX             XXX               35084780           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2007                                     FL     Refinance - Cash-out - Home Improvement    Primary                   No                       C                            C                              C                           C
625488096  XXX     XXX             XXX               35084781           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2007                                     FL     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
625489045  XXX     XXX             XXX               35084797           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2008                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.
625489045  XXX     XXX             XXX               35084798           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2008                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C
625489313  XXX     XXX             XXX               35084840           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            10/XX/2005        10/XX/2006                  OH     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489313  XXX     XXX             XXX               35084841           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2005                                    OH     Purchase                                   Primary                   No                       C                            C                              C                           C
625489313  XXX     XXX             XXX               35084842           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2005                                    OH     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
625489313  XXX     XXX             XXX               35084843           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2005        10/XX/2006                  OH     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489313  XXX     XXX             XXX               35084844           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2005        10/XX/2006                  OH     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488912  XXX     XXX             XXX               35084870           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488912  XXX     XXX             XXX               35084871           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2006         7/XX/2009                   FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625489085  XXX     XXX             XXX               35084957           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2006                                    NM     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      C                            C                              C                           C
625489085  XXX     XXX             XXX               35084958           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      10/XX/2006                                    NM     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625489085  XXX     XXX             XXX               35084959           credit          2                Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale                                                                                                                                                                                                                                                                                                                            10/XX/2006                                    NM     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                         clause.
625489085  XXX     XXX             XXX               35084960           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          10/XX/2006                                    NM     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625489085  XXX     XXX             XXX               35084961           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2006                                    NM     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
625489085  XXX     XXX             XXX               35084962           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2006        10/XX/2007                  NM     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           borrower.
625489085  XXX     XXX             XXX               35084963           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2006        10/XX/2007                  NM     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489085  XXX     XXX             XXX               35084964           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            10/XX/2006        10/XX/2009                  NM     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625489085  XXX     XXX             XXX               35084965           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2006        10/XX/2009                  NM     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488246  XXX     XXX             XXX               35084998           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2008         1/XX/2009                   NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488246  XXX     XXX             XXX               35084999           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2008         1/XX/2009                   NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488316  XXX     XXX             XXX               35085107           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          6/XX/2007                                     WA     Construction-Permanent                     Primary                   No                       B                            B                              B                           B
625488316  XXX     XXX             XXX               35085108           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       6/XX/2007                                     WA     Construction-Permanent                     Primary                   No                       C                            C                              C                           C
625488302  XXX     XXX             XXX               35085133           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  12/XX/2005        12/XX/2006                  VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488302  XXX     XXX             XXX               35085134           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2005                                    VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
625488302  XXX     XXX             XXX               35085135           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          12/XX/2005                                    VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489588  XXX     XXX             XXX               35085176           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  9/XX/2003         9/XX/2004                   CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489588  XXX     XXX             XXX               35085177           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2003                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489588  XXX     XXX             XXX               35085178           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      9/XX/2003                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489588  XXX     XXX             XXX               35085180           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             9/XX/2003                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
625489588  XXX     XXX             XXX               35085181           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2003                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.
625489588  XXX     XXX             XXX               35085182           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2003         9/XX/2006                   CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489588  XXX     XXX             XXX               35085183           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2003         9/XX/2006                   CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489588  XXX     XXX             XXX               35085184           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                                                                9/XX/2003                                     CT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489072  XXX     XXX             XXX               35085185           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2003                                     OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489072  XXX     XXX             XXX               35085186           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      9/XX/2003                                     OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489072  XXX     XXX             XXX               35085187           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             9/XX/2003                                     OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
625489072  XXX     XXX             XXX               35085188           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               9/XX/2003                                     OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/15: Final HUD provided, exception cleared.
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625489072  XXX     XXX             XXX               35085189           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2003                                     OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/15: Final HUD provided, exception cleared.
                                                                                                                                                                                           an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625489072  XXX     XXX             XXX               35085190           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2003         9/XX/2006                   OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489072  XXX     XXX             XXX               35085191           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2003         9/XX/2006                   OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489072  XXX     XXX             XXX               35085192           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  9/XX/2003         9/XX/2004                   OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489072  XXX     XXX             XXX               35085193           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                                                                9/XX/2003                                     OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489072  XXX     XXX             XXX               35085194           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2003                                     OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.
625487991  XXX     XXX             XXX               35085195           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2004                                    OK     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625487991  XXX     XXX             XXX               35085196           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      10/XX/2004                                    OK     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625487991  XXX     XXX             XXX               35085197           credit          1                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                              10/XX/2004                                    OK     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/19: Final policy provided, exception cleared.
625487991  XXX     XXX             XXX               35085198           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file. Note                                                                                                                                                                                                                                        10/XX/2004                                    OK     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Date of 10/XX/2004 used as disbursement date for compliance testing.
625487991  XXX     XXX             XXX               35085199           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               10/XX/2004                                    OK     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/15: Final HUD provided, exception cleared.
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625487991  XXX     XXX             XXX               35085200           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2004                                    OK     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/15: Final HUD provided, exception cleared.
                                                                                                                                                                                           an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625487991  XXX     XXX             XXX               35085201           compliance      1                Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as                                                                                                                                                                                                                                                10/XX/2004                                    OK     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/19: Received Security Intrument with notary date page, exception cleared transaction date for purposes of determining compliance with rescission timing requirements
625487991  XXX     XXX             XXX               35085202           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            10/XX/2004        10/XX/2007                  OK     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625487991  XXX     XXX             XXX               35085203           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2004        10/XX/2007                  OK     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625487991  XXX     XXX             XXX               35085204           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                                                                10/XX/2004                                    OK     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625487991  XXX     XXX             XXX               35085205           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2004                                    OK     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
625488491  XXX     XXX             XXX               35085211           credit          3                Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                         2/XX/2007                                     IN     Purchase                                   Primary                   Yes                      D                            D                              D                           D
625488491  XXX     XXX             XXX               35085212           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      2/XX/2007                                     IN     Purchase                                   Primary                   Yes                      B                            B                              B                           B
625488491  XXX     XXX             XXX               35085213           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2007                                     IN     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
625488491  XXX     XXX             XXX               35085214           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2007         2/XX/2008                   IN     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488491  XXX     XXX             XXX               35085215           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2007         2/XX/2008                   IN     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488491  XXX     XXX             XXX               35085216           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2007         2/XX/2008                   IN     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488491  XXX     XXX             XXX               35085217           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          2/XX/2007                                     IN     Purchase                                   Primary                   Yes                      B                            B                              B                           B
625488491  XXX     XXX             XXX               35085218           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided.                                                                                                                                                                                                               2/XX/2007                                     IN     Purchase                                   Primary                   Yes                      C                            C                              C                           C
625489006  XXX     XXX             XXX               35085229           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2007                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489006  XXX     XXX             XXX               35085230           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            4/XX/2007                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489078  XXX     XXX             XXX               35085247           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2006                                     FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489078  XXX     XXX             XXX               35085248           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            8/XX/2006         8/XX/2009                   FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625489078  XXX     XXX             XXX               35085249           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            8/XX/2006         8/XX/2009                   FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 09/XX/2006.
625489078  XXX     XXX             XXX               35085250           compliance      2                TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior                                                                                                                 TILA ROR - 3yrs for rescindable transactions.                                                                            8/XX/2006         8/XX/2009                   FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              to expected date(s).
625489078  XXX     XXX             XXX               35085251           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2006         8/XX/2009                   FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489078  XXX     XXX             XXX               35085252           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2006         8/XX/2009                   FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489078  XXX     XXX             XXX               35085253           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                              8/XX/2006                                     FL     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625489124  XXX     XXX             XXX               35085279           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.
625489124  XXX     XXX             XXX               35085280           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489124  XXX     XXX             XXX               35085281           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2006         7/XX/2007                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489124  XXX     XXX             XXX               35085282           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2006         7/XX/2007                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489124  XXX     XXX             XXX               35085283           compliance      2                TIL APR Tolerance Irregular Transaction                                           Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated                                                                                                                TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for                                                   7/XX/2006         7/XX/2009                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           APR of XX.XX% outside of 0.125% tolerance.                                                                                                                                                     rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489124  XXX     XXX             XXX               35085284           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Closing instructions indicate the Index used was 3.790%. The closest Index        $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            7/XX/2006         7/XX/2009                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          available in our look-back period is 4.11%.                                                                  for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489124  XXX     XXX             XXX               35085285           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            7/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488710  XXX     XXX             XXX               35085294           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2006                                    CA     Refinance - Cash-out - Home Improvement    Primary                   No                       C                            C                              C                           C
625488710  XXX     XXX             XXX               35085295           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2006        11/XX/2007                  CA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488710  XXX     XXX             XXX               35085296           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2006                                    CA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
625488710  XXX     XXX             XXX               35085297           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2006                                    CA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488710  XXX     XXX             XXX               35085298           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2006        11/XX/2007                  CA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488759  XXX     XXX             XXX               35085300           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           2/XX/2005                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488759  XXX     XXX             XXX               35085301           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2005                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.
625488759  XXX     XXX             XXX               35085302           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2005         2/XX/2006                   IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625488759  XXX     XXX             XXX               35085303           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2005         2/XX/2006                   IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488759  XXX     XXX             XXX               35085304           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      2/XX/2005                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488160  XXX     XXX             XXX               35085316           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi                  Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           4/XX/2007         4/XX/2011                   MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           TILA rescission form was used.
625488160  XXX     XXX             XXX               35085317           compliance      2                Payoff Statement Missing                                                          Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                                                                                                                                                                               4/XX/2007                                     MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           included in the pay-off which may impact high cost findings.
625488160  XXX     XXX             XXX               35085319           compliance      2                Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance       Truth in Lending Act: Unable to determine if Notice of Right to Cancel was                                                                                                                     TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            4/XX/2007         4/XX/2011                   MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           executed on the proper Model Form. The H-9 form was used instead of the H-8                                                                                                                    courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           form, however, the loan file does not contain evidence that the refinance was by                                                                                                               rescind (3 additional years) if a creditor uses the incorrect Model Form
                                                                                                                                                                                           the original creditor.                                                                                                                                                                         remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625488160  XXX     XXX             XXX               35085320           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine reason for under disclosure due to TIL Itemization missing    $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            4/XX/2007         4/XX/2011                   MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          breakdown of prepaid finance charge.                                                                         for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489546  XXX     XXX             XXX               35085382           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2005                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489546  XXX     XXX             XXX               35085383           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2005                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.
625489546  XXX     XXX             XXX               35085384           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            6/XX/2005         6/XX/2008                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625489546  XXX     XXX             XXX               35085385           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2005         6/XX/2008                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489546  XXX     XXX             XXX               35085386           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2005         6/XX/2008                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489546  XXX     XXX             XXX               35085387           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2005         6/XX/2008                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625488360  XXX     XXX             XXX               35085395           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/2007                                    CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488360  XXX     XXX             XXX               35085396           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          12/XX/2007                                    CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488360  XXX     XXX             XXX               35085397           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2007                                    CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
625488360  XXX     XXX             XXX               35085398           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            12/XX/2007        12/XX/2010                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488360  XXX     XXX             XXX               35085399           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2007        12/XX/2010                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489148  XXX     XXX             XXX               35085400           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2008                                     CT     Purchase                                   Primary                   No                       C                            C                              C                           C
625489148  XXX     XXX             XXX               35085401           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           2/XX/2008                                     CT     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625489148  XXX     XXX             XXX               35085402           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2008                                     CT     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.
625488011  XXX     XXX             XXX               35085403           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     MD     Purchase                                   Primary                   No                       C                            C                              C                           C
625488011  XXX     XXX             XXX               35085404           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            7/XX/2007                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488011  XXX     XXX             XXX               35085405           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B
625488011  XXX     XXX             XXX               35085406           compliance      1                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             7/XX/2007                                     MD     Purchase                                   Primary                   No                       A                            A                              A                           A                                                11/XX/2018                          Yes                                                                                                                                                                    2018/XX/21: Received Final HUD
                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
625488011  XXX     XXX             XXX               35085407           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               7/XX/2007                                     MD     Purchase                                   Primary                   No                       A                            A                              A                           A                                                11/XX/2018                          Yes                                                                                                                                                                    2018/XX/21: Received Final HUD
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488011  XXX     XXX             XXX               35085408           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     MD     Purchase                                   Primary                   No                       A                            A                              A                           A                                                11/XX/2018                          Yes                                                                                                                                                                    2018/XX/21: Received Final HUD
                                                                                                                                                                                           an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488011  XXX     XXX             XXX               35085409           compliance      2                Maryland Late Charge Grace Period Testing                                         Note grace period less than minimum per state.                                    10 day grace period less than 15 day minimum per state (MD)                                                                                                                                                                           7/XX/2007                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B
625488011  XXX     XXX             XXX               35085410           compliance      2                Maryland Late Charge Percent and Amount Testing                                   Note late charge exceeds maximum per state.                                       6% late charge exceeds 5% maximum per state (MD)                                                                                                                                                                                      7/XX/2007                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B
625488011  XXX     XXX             XXX               35085411           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2007         7/XX/2008                   MD     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488011  XXX     XXX             XXX               35085412           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2007         7/XX/2008                   MD     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488011  XXX     XXX             XXX               35085413           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2007         7/XX/2008                   MD     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488011  XXX     XXX             XXX               35085415           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided.                                                                                                                                                                                                               7/XX/2007                                     MD     Purchase                                   Primary                   No                       C                            C                              C                           C
625488011  XXX     XXX             XXX               35085416           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
625488877  XXX     XXX             XXX               35085428           compliance      2                (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario                                                                                                                                                                                                                                          10/XX/2012                                    NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           between Creditor Application Date and Transaction Date used to determine rate used for testing.
625488877  XXX     XXX             XXX               35085429           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2012                                    NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2012.
625488877  XXX     XXX             XXX               35085430           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi                  Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           10/XX/2012        10/XX/2015                  NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           TILA rescission form was used.
625488877  XXX     XXX             XXX               35085431           compliance      2                Payoff Statement Missing                                                          Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                                                                                                                                                                               10/XX/2012                                    NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           included in the pay-off which may impact high cost findings.
625488877  XXX     XXX             XXX               35085436           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2012                                    NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488877  XXX     XXX             XXX               35085437           compliance      2                RESPA - Initial Escrow Account Statement Missing                                  RESPA: Initial escrow account statement was not provided to the borrower.                                                                                                                      RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2012                                    NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488877  XXX     XXX             XXX               35085438           compliance      2                RESPA Servicing Disclosure: Servicing Disclosure Statement Missing                RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2012                                    NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           Statement.                                                                                                                                                                                     within the statute or implementing regulation, Regulation X, for these type of violations.
625488877  XXX     XXX             XXX               35085439           compliance      2                RESPA - Initial GFE Missing                                                       RESPA: Initial GFE not provided to Borrower(s).                                                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2012                                    NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488877  XXX     XXX             XXX               35085440           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            10/XX/2012        10/XX/2015                  NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625488877  XXX     XXX             XXX               35085441           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      10/XX/2012                                    NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
625488877  XXX     XXX             XXX               35085442           compliance      2                TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application         Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited                                         10/XX/2012        10/XX/2013                  NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         as a defense to foreclosure. Assignee liability.
625488877  XXX     XXX             XXX               35085443           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2012        10/XX/2015                  NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488877  XXX     XXX             XXX               35085444           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided.                                                                                                                                                                                                               10/XX/2012                                    NJ     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C
625489690  XXX     XXX             XXX               35085453           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2004                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
625489690  XXX     XXX             XXX               35085454           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2004         5/XX/2005                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489690  XXX     XXX             XXX               35085455           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2004                                     IL     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625489690  XXX     XXX             XXX               35085456           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2004         5/XX/2005                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488664  XXX     XXX             XXX               35085581           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488664  XXX     XXX             XXX               35085582           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           1/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488664  XXX     XXX             XXX               35085583           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
625488664  XXX     XXX             XXX               35085584           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      1/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489375  XXX     XXX             XXX               35085641           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2007                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
625489375  XXX     XXX             XXX               35085642           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2007                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489375  XXX     XXX             XXX               35085643           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2007                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489375  XXX     XXX             XXX               35085644           compliance      2                CHARM Booklet Disclosure Prior to Closing Timing                                  TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2007         4/XX/2008                   FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625489610  XXX     XXX             XXX               35085666           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           2/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625489610  XXX     XXX             XXX               35085667           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489610  XXX     XXX             XXX               35085668           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2006         2/XX/2007                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625489610  XXX     XXX             XXX               35085669           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2006         2/XX/2007                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625489610  XXX     XXX             XXX               35085670           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Under disclosure is due to the lender utilizing an index value of 3.512% per the  $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            2/XX/2006         2/XX/2009                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          approval, however the lowest index value available in the lookback period is                                 for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             3.67417%.                                                                                                    liability.
625488116  XXX     XXX             XXX               35085698           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      8/XX/2003                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488116  XXX     XXX             XXX               35085700           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2003                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.
625488374  XXX     XXX             XXX               35085712           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           5/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488374  XXX     XXX             XXX               35085713           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
625488374  XXX     XXX             XXX               35085714           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2006         5/XX/2007                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625488374  XXX     XXX             XXX               35085715           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2006         5/XX/2007                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488884  XXX     XXX             XXX               35085716           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/2006                                    HI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488884  XXX     XXX             XXX               35085717           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             12/XX/2006                                    HI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
625488884  XXX     XXX             XXX               35085718           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2006        12/XX/2007                  HI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625488884  XXX     XXX             XXX               35085719           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            12/XX/2006        12/XX/2009                  HI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625488884  XXX     XXX             XXX               35085720           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     The TIL payment streams disclosed do not match the actual terms of the note. The  $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            12/XX/2006        12/XX/2009                  HI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          TIL indicates the loan was disclosed as a fixed rate, however the note terms                                 for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             reflect that it actually was an ARM loan                                                                     liability.
625488884  XXX     XXX             XXX               35085721           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            12/XX/2006        12/XX/2009                  HI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 12/XX/2006.
625488884  XXX     XXX             XXX               35085722           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2006        12/XX/2009                  HI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488884  XXX     XXX             XXX               35085723           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2006        12/XX/2009                  HI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488884  XXX     XXX             XXX               35085724           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2006                                    HI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
625488016  XXX     XXX             XXX               35085770           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          12/XX/2004                                    LA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488016  XXX     XXX             XXX               35085772           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             12/XX/2004                                    LA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
625488016  XXX     XXX             XXX               35085773           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2004        12/XX/2005                  LA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488016  XXX     XXX             XXX               35085774           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2004        12/XX/2005                  LA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488016  XXX     XXX             XXX               35085775           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2004, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            12/XX/2004        12/XX/2007                  LA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 12/XX/2004.
625488016  XXX     XXX             XXX               35085776           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2004        12/XX/2007                  LA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625489113  XXX     XXX             XXX               35085780           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2003                                     MN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489232  XXX     XXX             XXX               35085788           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2005                                    KS     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625489232  XXX     XXX             XXX               35085789           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2005                                    KS     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.
625489232  XXX     XXX             XXX               35085790           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2005        10/XX/2008                  KS     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625489003  XXX     XXX             XXX               35085791           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2004                                     CA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.
625489003  XXX     XXX             XXX               35085792           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2004         9/XX/2005                   CA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625489003  XXX     XXX             XXX               35085793           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2004         9/XX/2005                   CA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489003  XXX     XXX             XXX               35085794           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Under disclosure is due to the lender utilizing an index value of 1.910% per the  $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            9/XX/2004         9/XX/2007                   CA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          approval, however the lowest index value available in the lookback period is                                 for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             1.21167%, in addition the Final TIL Finance Charge is under-disclosed due to                                 liability.
                                                                                                                                                                                                                                                                             incorrect payment stream between Final TIL and actual TIL calculation.
625489003  XXX     XXX             XXX               35085795           compliance      2                TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior                                                                                                                 TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2004         9/XX/2007                   CA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              to expected date(s).
625488797  XXX     XXX             XXX               35085806           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2007                                     MA     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C
625488797  XXX     XXX             XXX               35085807           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          5/XX/2007                                     MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
625488797  XXX     XXX             XXX               35085808           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2007                                     MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.
625488797  XXX     XXX             XXX               35085809           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi                  Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           5/XX/2007         5/XX/2011                   MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           TILA rescission form was used.
625488797  XXX     XXX             XXX               35085811           compliance      3                Massachusetts Borrower's Interest Tangible Net Benefit Test                       Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced                                                                                                                   The regulations do not clarify the enforcement provisions of Mass. Gen. L. c.                                            5/XX/2007                                     MA     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C                                                                                                                                                                         2018/XX/28: Non Material - There is no express assignee liability for failure to  2018/XX/28: This exception is regarding whether a TNB actually existed, not
                                                                                                                                                                                           within 60 months without providing a tangible net benefit to the borrower due to                                                                                                               183. Accordingly, the consequences of a compliance failure remain unclear. In                                                                                                                                                                                                                                                                                                                                                                                                                                                                 have the Massachusetts NTB form in the file.                                      whether or not the worksheet is present. The worksheet is actually in the file,
                                                                                                                                                                                           missing prior loan information.                                                                                                                                                                particular, it is probable that a violation of the "borrower's interest"                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        however the only TNB identified is cash out in excees of the points and fees
                                                                                                                                                                                                                                                                                                                                                                                          standard can be raised as a defense to, or otherwise impede, foreclosure. Also,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 charged - the HUD-1 shows cash out of $XXX and the fees charged exceeded this
                                                                                                                                                                                                                                                                                                                                                                                          it is possible that a violation of the "borrower's interest" standard would                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     amount so that benefit does not appear to exist. It does not appear that there
                                                                                                                                                                                                                                                                                                                                                                                          constitute a violation of the Massachusetts unfair and deceptive acts and                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was a reduction in payment, loan term, or interest rate either. Need additional
                                                                                                                                                                                                                                                                                                                                                                                          practices statute.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              documentation to support loan passes TNB testing in order to clear exception.
625488797  XXX     XXX             XXX               35085812           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2007         5/XX/2008                   MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625488797  XXX     XXX             XXX               35085813           compliance      2                CHARM Booklet Disclosure Prior to Closing Timing                                  TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2007         5/XX/2008                   MA     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625488727  XXX     XXX             XXX               35085819           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               No                                     6/XX/2007                                     NV     Purchase                                   Primary                   No                       C                            C                              C                           C
625488727  XXX     XXX             XXX               35085820           compliance      3                Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing             Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable                                                                                                                                                                                                         No                                     6/XX/2007                                     NV     Purchase                                   Primary                   No                       D                            D                              D                           D                                                                                                                                                                                                                                                           2018/XX/21: Received duplicate copy of the unsigned HUD previously provided.
                                                                                                                                                                                           Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to clear exception.
625488727  XXX     XXX             XXX               35085821           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     6/XX/2007                                     NV     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
625488727  XXX     XXX             XXX               35085822           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions       No                                     6/XX/2007                                     NV     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488720  XXX     XXX             XXX               35086030           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488720  XXX     XXX             XXX               35086031           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              1/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625488720  XXX     XXX             XXX               35086033           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
625488720  XXX     XXX             XXX               35086034           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2006         1/XX/2007                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488720  XXX     XXX             XXX               35086035           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2006         1/XX/2007                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488720  XXX     XXX             XXX               35086036           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            1/XX/2006         1/XX/2009                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625488720  XXX     XXX             XXX               35086037           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             1/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
625488720  XXX     XXX             XXX               35086038           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            1/XX/2006         1/XX/2009                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 01/XX/2006.
625488531  XXX     XXX             XXX               35086048           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2007                                     PA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488531  XXX     XXX             XXX               35086049           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          9/XX/2007                                     PA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488531  XXX     XXX             XXX               35086050           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2007                                     PA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.
625488531  XXX     XXX             XXX               35086051           compliance      2                Pennsylvania First Lien Late Charge Grace Period Testing                          Note grace period less than minimum per state.                                    10 day grace period is less than 15 day minimum per state (PA).                                                                                                                                                                       9/XX/2007                                     PA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488531  XXX     XXX             XXX               35086052           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2007         9/XX/2010                   PA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 09/XX/2007.
625489715  XXX     XXX             XXX               35086161           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2004                                     IN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C                                                                                                                                                                                                                                                           2018/XX/21: Received a copy of the note which was in the original image file, no new documentation provided and no note related exceptions on this loan. No changes made.
625489715  XXX     XXX             XXX               35086163           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2004                                     IN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
625489715  XXX     XXX             XXX               35086164           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            4/XX/2004         4/XX/2007                   IN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 04/XX/2004.
625489715  XXX     XXX             XXX               35086165           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              4/XX/2004                                     IN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625489715  XXX     XXX             XXX               35086166           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             4/XX/2004                                     IN     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
625489693  XXX     XXX             XXX               35086167           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2006                                     TN     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
625489513  XXX     XXX             XXX               35086171           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2000        11/XX/2001                  MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625489386  XXX     XXX             XXX               35086179           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489386  XXX     XXX             XXX               35086180           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          9/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489386  XXX     XXX             XXX               35086181           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
625488227  XXX     XXX             XXX               35086205           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2008                                     FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488227  XXX     XXX             XXX               35086206           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2008                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.
625488227  XXX     XXX             XXX               35086207           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2008                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488227  XXX     XXX             XXX               35086208           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2008                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488201  XXX     XXX             XXX               35086222           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
625488201  XXX     XXX             XXX               35086223           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488201  XXX     XXX             XXX               35086224           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            5/XX/2007         5/XX/2010                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488097  XXX     XXX             XXX               35086232           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2005                                     IL     Purchase                                   Primary                   No                       C                            C                              C                           C
625488097  XXX     XXX             XXX               35086233           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2005                                     IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
625488097  XXX     XXX             XXX               35086234           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2005         2/XX/2006                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488097  XXX     XXX             XXX               35086235           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2005         2/XX/2006                   IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488810  XXX     XXX             XXX               35086357           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           8/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488810  XXX     XXX             XXX               35086358           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
625488810  XXX     XXX             XXX               35086359           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488810  XXX     XXX             XXX               35086360           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2006         8/XX/2007                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488810  XXX     XXX             XXX               35086361           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2006         8/XX/2007                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488810  XXX     XXX             XXX               35086362           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     The loan approval indicates the Index used was 3.94%. The closest Index           $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            8/XX/2006         8/XX/2009                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          available in the look-back period is 4.11%.                                                                  for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488342  XXX     XXX             XXX               35086422           credit          3                Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                 11/XX/1996                                    NJ     Purchase                                   Primary                   No                       C                            C                              C                           C
625488342  XXX     XXX             XXX               35086423           credit          3                Amendatory Clause is missing.                                                     Disclosure: FHA - Amendatory Clause (Government Documents)                                                                                                                                                                                                                                                              11/XX/1996                                    NJ     Purchase                                   Primary                   No                       C                            C                              C                           C
625488342  XXX     XXX             XXX               35086424           credit          3                Real Estate Certification is missing.                                             Disclosure: FHA - Real Estate Certification (Government Documents)                                                                                                                                                                                                                                                      11/XX/1996                                    NJ     Purchase                                   Primary                   No                       C                            C                              C                           C
625488342  XXX     XXX             XXX               35086425           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     The Lender's TIL reflects MI expiring after 12 years, however the FHA MI premium  $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            11/XX/1996        11/XX/1997                  NJ     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          terms were for the life of the loan.                                                                         for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488252  XXX     XXX             XXX               35086468           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2007                                    VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
625488792  XXX     XXX             XXX               35086516           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2008                                    NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488202  XXX     XXX             XXX               35086517           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2004                                     IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.
625489011  XXX     XXX             XXX               35086518           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2005                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.
625489011  XXX     XXX             XXX               35086519           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2005                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489011  XXX     XXX             XXX               35086520           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2005         5/XX/2006                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489011  XXX     XXX             XXX               35086521           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2005         5/XX/2006                   CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489011  XXX     XXX             XXX               35086522           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2005                                     CA     Purchase                                   Primary                   No                       C                            C                              C                           C
625488177  XXX     XXX             XXX               35086613           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2007                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
625488177  XXX     XXX             XXX               35086614           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2007                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488177  XXX     XXX             XXX               35086615           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2007         5/XX/2008                   FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625488177  XXX     XXX             XXX               35086616           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2007                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488024  XXX     XXX             XXX               35086682           compliance      2                TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less    Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy                                                                                                                  TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee                                                  1/XX/2010         1/XX/2011                   DE     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         than 3 Business Days from Consummation                                            was not received by the borrower at least three (3) business days prior to                                                                                                                     liability.
                                                                                                                                                                                           closing.
625488024  XXX     XXX             XXX               35086683           compliance      2                Final TIL APR Under/Over Disclosed By Greater Than 0.125%                         Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated   Unable to determine under disclosure due to missing Itemization of Amount                                    TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for                                                   1/XX/2010         1/XX/2011                   DE     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           APR of XX.XX% outside of 0.125% tolerance.                                        Financed. The HUD reflects a seller credit of $XXX however it is not itemized                                rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             and has not been applied.                                                                                    liability.
625488024  XXX     XXX             XXX               35086684           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing Itemization of Amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            1/XX/2010         1/XX/2011                   DE     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          Financed. The HUD reflects a seller credit of $XXX however it is not itemized                                for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             and has not been applied.                                                                                    liability.
625488991  XXX     XXX             XXX               35086700           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2007         5/XX/2008                   RI     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488991  XXX     XXX             XXX               35086701           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2007                                     RI     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      C                            C                              C                           C
625488991  XXX     XXX             XXX               35086702           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         5/XX/2007         5/XX/2008                   RI     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488991  XXX     XXX             XXX               35086703           compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                     No evidence of application date located in file. Compliance tests were run using                                                                                                                                                      5/XX/2007                                     RI     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                             an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
625488473  XXX     XXX             XXX               35086704           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2004                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488473  XXX     XXX             XXX               35086706           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             7/XX/2004                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
625488473  XXX     XXX             XXX               35086707           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2004                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488473  XXX     XXX             XXX               35086708           compliance      2                Pennsylvania First Lien Late Charge Grace Period Testing                          Note grace period less than minimum per state.                                    10 day grace period less than 15 day minimum per state (PA)                                                                                                                                                                           7/XX/2004                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488473  XXX     XXX             XXX               35086709           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2004, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            7/XX/2004         7/XX/2007                   PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 07/XX/2004.
625488473  XXX     XXX             XXX               35086710           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing amortization schedule.        $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            7/XX/2004         7/XX/2007                   PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                       for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488473  XXX     XXX             XXX               35086711           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2004         7/XX/2007                   PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625488435  XXX     XXX             XXX               35086717           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           1/XX/2008                                     CA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488435  XXX     XXX             XXX               35086718           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2008                                     CA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.
625488435  XXX     XXX             XXX               35086719           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2008         1/XX/2009                   CA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488435  XXX     XXX             XXX               35086720           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2008         1/XX/2009                   CA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488876  XXX     XXX             XXX               35086729           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/2005                                    TX     Purchase                                   Primary                   No                       C                            C                              C                           C                                                                                                                                                                         2018/XX/21: Received another copy of the final HUD and partial appraisal, however both documents were available in the original image file and no exceptions apply related to them. No changes made.
625488876  XXX     XXX             XXX               35086730           credit          3                Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                         12/XX/2005                                    TX     Purchase                                   Primary                   No                       D                            D                              D                           D
625488876  XXX     XXX             XXX               35086731           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      12/XX/2005                                    TX     Purchase                                   Primary                   No                       B                            B                              B                           B
625488876  XXX     XXX             XXX               35086732           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                              12/XX/2005                                    TX     Purchase                                   Primary                   No                       C                            C                              C                           C
625488876  XXX     XXX             XXX               35086733           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2005        12/XX/2006                  TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488876  XXX     XXX             XXX               35086734           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2005        12/XX/2006                  TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488876  XXX     XXX             XXX               35086735           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2005                                    TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
625489505  XXX     XXX             XXX               35086786           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            9/XX/2006         9/XX/2007                   NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489653  XXX     XXX             XXX               35086828           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      12/XX/2003                                    NJ     Purchase                                   Primary                   Yes                      B                            B                              B                           B
625489653  XXX     XXX             XXX               35086829           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing TIL itemization               $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            12/XX/2003        12/XX/2004                  NJ     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                       for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488557  XXX     XXX             XXX               35086847           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2004                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C
625488557  XXX     XXX             XXX               35086848           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      4/XX/2004                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
625488557  XXX     XXX             XXX               35086850           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2004                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488557  XXX     XXX             XXX               35086851           compliance      2                Payoff Statement Missing                                                          Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                                                                                                                                                                               4/XX/2004                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           included in the pay-off which may impact high cost findings.
625488557  XXX     XXX             XXX               35086852           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            4/XX/2004         4/XX/2007                   NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
625488550  XXX     XXX             XXX               35086889           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          10/XX/2007                                    FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489213  XXX     XXX             XXX               35086948           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2007                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489213  XXX     XXX             XXX               35086949           compliance      2                Maryland Prepayment Penalty Test                                                  Maryland Prepayment Penalty: Prepayment penalty not permissible by state law;     PPP Expired. Prepayment charge not allowed per state (MD)-max prepayment charge                                                                                                                                                       3/XX/2007                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           however Note or Prepay Addendum provides specific language that prepay will not   for MD loan is 2 months interest > 1/3 OPB-note states 6 months interest.
                                                                                                                                                                                           exceed maximum permitted by applicable law.                                       Lender is XXX.
625489213  XXX     XXX             XXX               35086950           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2007         3/XX/2008                   MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           application due to missing information.
625489213  XXX     XXX             XXX               35086951           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2007         3/XX/2008                   MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489568  XXX     XXX             XXX               35086983           credit          3                Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                 3/XX/2003                                     GA     Purchase                                   Primary                   No                       C                            C                              C                           C
625489568  XXX     XXX             XXX               35086984           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      3/XX/2003                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
625489568  XXX     XXX             XXX               35086985           compliance      2                FHA Case Number Assignment Date Missing                                           FHA Case # Assignment Date missing. Creditor application date used as FHA case #                                                                                                                                                                                                                                        3/XX/2003                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           assignment date for purposes of any applicable compliance testing.
625489568  XXX     XXX             XXX               35086986           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2003                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489568  XXX     XXX             XXX               35086987           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2003         3/XX/2004                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488563  XXX     XXX             XXX               35087015           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               No                                     2/XX/2007                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C
625488563  XXX     XXX             XXX               35087016           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                         No                                     2/XX/2007                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C
625488563  XXX     XXX             XXX               35087017           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               No                                     2/XX/2007                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B
625488563  XXX     XXX             XXX               35087019           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      No                                     2/XX/2007                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
625488563  XXX     XXX             XXX               35087020           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        No                                     2/XX/2007                                     FL     Purchase                                   Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488563  XXX     XXX             XXX               35087021           compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     2/XX/2007                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488563  XXX     XXX             XXX               35087022           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  No                                     2/XX/2007         2/XX/2008                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488563  XXX     XXX             XXX               35087023           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  No                                     2/XX/2007         2/XX/2008                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488563  XXX     XXX             XXX               35087024           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         No                                     2/XX/2007         2/XX/2008                   FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488352  XXX     XXX             XXX               35087125           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2008                                     CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488352  XXX     XXX             XXX               35087126           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2008                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488352  XXX     XXX             XXX               35087127           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi                  Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           3/XX/2008         3/XX/2011                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B                                                                                                                                                                                                                                                           2019/XX/25: Outside TILA SOL
                                                                                                                                                                                           TILA rescission form was used.
625488352  XXX     XXX             XXX               35087128           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing             RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2008                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Disclosure to borrower.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488352  XXX     XXX             XXX               35087129           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            3/XX/2008         3/XX/2011                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625488352  XXX     XXX             XXX               35087130           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2008         3/XX/2011                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488456  XXX     XXX             XXX               35087134           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          3/XX/2005                                     FL     Purchase                                   Second Home               No                       B                            B                              B                           B
625488456  XXX     XXX             XXX               35087135           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            3/XX/2005         3/XX/2006                   FL     Purchase                                   Second Home               No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed. Under disclosure is due to a payment stream issue.                                                 for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488687  XXX     XXX             XXX               35087150           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/1998                                     KY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488687  XXX     XXX             XXX               35087151           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/1998                                     KY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488380  XXX     XXX             XXX               35087205           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       3/XX/2005                                     NJ     Purchase                                   Primary                   Yes                      C                            C                              C                           C
625488380  XXX     XXX             XXX               35087206           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2005         3/XX/2006                   NJ     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489102  XXX     XXX             XXX               35087255           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2005                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C
625489102  XXX     XXX             XXX               35087256           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              9/XX/2005                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                         following clauses:
625489102  XXX     XXX             XXX               35087257           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           9/XX/2005                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625489102  XXX     XXX             XXX               35087258           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2005                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489102  XXX     XXX             XXX               35087259           compliance      3                New Jersey Home Loan (Late Charge)                                                New Jersey Home Loan: Mortgage loan contains an impermissible late charge of      6% late charge exceeds 5% maximum per state (NJ). 10 day grace period less than                              Assignee Liability: Assignees and purchasers of New Jersey high cost home loans                                          9/XX/2005                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C
                                                                                                                                                                                           greater than 5.0% or a grace period less than 15 days.                            15 day minimum per state (NJ)                                                                                are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan.
                                                                                                                                                                                                                                                                                                                                                                                          Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and
                                                                                                                                                                                                                                                                                                                                                                                          (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                          ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.
625489102  XXX     XXX             XXX               35087260           compliance      2                New Jersey Prepayment Penalty                                                     New Jersey Prepayment Penalty: No prepayment penalties are permissible in the                                                                                                                                                                                                                                           9/XX/2005                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
625489102  XXX     XXX             XXX               35087261           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2005         9/XX/2006                   NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625489102  XXX     XXX             XXX               35087262           compliance      2                CHARM Booklet Disclosure Prior to Closing Timing                                  TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2005         9/XX/2006                   NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625489102  XXX     XXX             XXX               35087263           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Index used by lender (2.78%) is below the minimum index available in the look     $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            9/XX/2005         9/XX/2008                   NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          back period (2.97%)                                                                                          for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489102  XXX     XXX             XXX               35087264           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2005         9/XX/2008                   NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
625489556  XXX     XXX             XXX               35087265           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2005                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489556  XXX     XXX             XXX               35087266           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           8/XX/2005                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625489556  XXX     XXX             XXX               35087267           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2005                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489556  XXX     XXX             XXX               35087268           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2005                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489556  XXX     XXX             XXX               35087269           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2005         8/XX/2006                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625489556  XXX     XXX             XXX               35087270           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Under disclosure is due to the lender utilizing an index value of 2.61% per the   $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            8/XX/2005         8/XX/2008                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          approval, however the lowest index value available in the look back period is                                for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             2.89%.                                                                                                       liability.
625489556  XXX     XXX             XXX               35087271           compliance      2                CHARM Booklet Disclosure Status                                                   Unable to determine if loan file contains CHARM Booklet due to missing                                                                                                                         TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2005         8/XX/2006                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           information.
625488333  XXX     XXX             XXX               35087278           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2004                                     KY     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      C                            C                              C                           C
625488333  XXX     XXX             XXX               35087279           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            6/XX/2004                                     KY     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488333  XXX     XXX             XXX               35087280           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      6/XX/2004                                     KY     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625488333  XXX     XXX             XXX               35087281           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             6/XX/2004                                     KY     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
625488333  XXX     XXX             XXX               35087282           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               6/XX/2004                                     KY     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      A                            A                              A                           A                                                9/XX/2019                           Yes                                                                                                                                                                    2019/XX/30: Exception cleared.
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488333  XXX     XXX             XXX               35087283           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2004                                     KY     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      A                            A                              A                           A                                                9/XX/2019                           Yes                                                                                                                                                                    2019/XX/30: Exception cleared.
                                                                                                                                                                                           an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488333  XXX     XXX             XXX               35087284           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            6/XX/2004         6/XX/2007                   KY     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625488333  XXX     XXX             XXX               35087285           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2004         6/XX/2007                   KY     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488333  XXX     XXX             XXX               35087286           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2004                                     KY     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489058  XXX     XXX             XXX               35087370           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2002                                     OH     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 6/XX/2002 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 1/XX/2002.
625488403  XXX     XXX             XXX               35087476           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          3/XX/2005                                     PA     Purchase                                   Primary                   No                       B                            B                              B                           B
625488115  XXX     XXX             XXX               35087481           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           Image file not provided.                                                                                                                                                                                                              5/XX/2009                                     PA     Purchase                                   Primary                   No                       A                            A                              A                           A                                                5/XX/2019                           Yes                                                                                                                                                                    2019/XX/21: TD provided
625488115  XXX     XXX             XXX               35087482           credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         5/XX/2009                                     PA     Purchase                                   Primary                   No                       C                            C                              C                           C
625489103  XXX     XXX             XXX               35087483           compliance      1                ILAPLD - Missing Certificate of Compliance/Exemption                              IL Cook County (SB 1167) - Certificate of Compliance or Exemption not attached                                                                                                                 Although assignees do not appear to be exposed to liability arising from a                                               2/XX/2009                                     IL     Purchase                                   Primary                   No                       A                            A                              A                           A                                                4/XX/2019                           Yes                                                                                                                                                                    2019/XX/15: Upon further review, exception has been cleared.
                                                                                                                                                                                           to mortgage for recording.                                                                                                                                                                     violation of SB 1167, there is some ambiguity related to the possibility of a courts determination and the potential reputational risk associated with predatory lending.
625488817  XXX     XXX             XXX               35087509           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2003         3/XX/2006                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625488817  XXX     XXX             XXX               35087510           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2003                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.
625489040  XXX     XXX             XXX               35087533           credit          3                Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                 9/XX/2009                                     NJ     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C
625489040  XXX     XXX             XXX               35087534           compliance      2                FHA Case Number Assignment Date Missing                                           FHA Case # Assignment Date missing. Creditor application date used as FHA case #                                                                                                                                                                                                                                        9/XX/2009                                     NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           assignment date for purposes of any applicable compliance testing.
625488571  XXX     XXX             XXX               35087565           credit          3                Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                 12/XX/2008                                    WA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488571  XXX     XXX             XXX               35087566           credit          3                Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                             12/XX/2008                                    WA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488571  XXX     XXX             XXX               35087567           compliance      2                FHA Case Number Assignment Date Missing                                           FHA Case # Assignment Date missing. Creditor application date used as FHA case #                                                                                                                                                                                                                                        12/XX/2008                                    WA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           assignment date for purposes of any applicable compliance testing.
625488571  XXX     XXX             XXX               35087568           compliance      2                Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)  Washington HB 2770: Mortgage loan file does not contain a disclosure summary of                                                                                                                The Act does not appear to provide for assignee liability.                                                               12/XX/2008                                    WA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           all material terms provided to borrower.
625488571  XXX     XXX             XXX               35087569           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing RTC Signature Date. Unable to determine compliance with rescission                                                                                                                     TILA ROR - 3yrs for rescindable transactions.                                                                            12/XX/2008        12/XX/2011                  WA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625488571  XXX     XXX             XXX               35087570           compliance      1                Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing                         Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or                                                                                                                                                                                                                                          12/XX/2008                                    WA     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                5/XX/2019                           Yes                                                                                                                                                                    2019/XX/22: Received Final HUD
                                                                                                                                                                                           Local compliance testing.
625488329  XXX     XXX             XXX               35087574           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            6/XX/2009         6/XX/2012                   NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
625488329  XXX     XXX             XXX               35087575           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2009                                     NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2008.
625488329  XXX     XXX             XXX               35087576           compliance      2                Payoff Statement Missing                                                          Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                                                                                                                                                                               6/XX/2009                                     NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           included in the pay-off which may impact high cost findings.
625488329  XXX     XXX             XXX               35087577           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                                                                6/XX/2009                                     NJ     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C
625488237  XXX     XXX             XXX               35087582           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2008                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.
625488100  XXX     XXX             XXX               35087681           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                                                                12/XX/2004                                    PA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488633  XXX     XXX             XXX               35087747           credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         7/XX/2009                                     FL     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488633  XXX     XXX             XXX               35087748           compliance      2                TIL APR Tolerance Irregular Transaction                                           Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated   The lender used an index of 0.51% which is not available in the lookback period.                             TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for                                                   7/XX/2009         7/XX/2012                   FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           APR of XX.XX% outside of 0.125% tolerance.                                        The lowest index of 0.46% results in a higher payment for the final paystream                                rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             than the TIL disclosed..                                                                                     liability.
625488633  XXX     XXX             XXX               35087749           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     The lender used an index of 0.51% which is not available in the lookback period.  $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            7/XX/2009         7/XX/2012                   FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          The lowest index of 0.46% results in a higher payment for the final paystream                                for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             than the TIL disclosed..                                                                                     liability.
625488477  XXX     XXX             XXX               35087750           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                1/XX/2008         1/XX/2011                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625488477  XXX     XXX             XXX               35087751           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                                                                1/XX/2008                                     FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488408  XXX     XXX             XXX               35087754           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                              4/XX/2008                                     UT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488408  XXX     XXX             XXX               35087755           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2008                                     UT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.
625488408  XXX     XXX             XXX               35087756           credit          3                Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                  4/XX/2008                                     UT     Refinance - Cash-out - Debt Consolidation  Primary                   No                       D                            D                              D                           D
625488499  XXX     XXX             XXX               35087822           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2007                                     MN     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488548  XXX     XXX             XXX               35087915           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2007                                    MD     Refinance - UTD                            Primary                   No                       C                            C                              C                           C
625488548  XXX     XXX             XXX               35087916           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      10/XX/2007                                    MD     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
625488548  XXX     XXX             XXX               35087917           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            10/XX/2007                                    MD     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488548  XXX     XXX             XXX               35087918           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       10/XX/2007                                    MD     Refinance - UTD                            Primary                   No                       C                            C                              C                           C
625488548  XXX     XXX             XXX               35087920           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               10/XX/2007                                    MD     Refinance - UTD                            Primary                   No                       A                            A                              A                           A                                                12/XX/2018                          Yes                                                                                                                                                                    2018/XX/19: Received final HUD clearing issue
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488548  XXX     XXX             XXX               35087921           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2007                                    MD     Refinance - UTD                            Primary                   No                       A                            A                              A                           A                                                12/XX/2018                          Yes                                                                                                                                                                    2018/XX/19: Received final HUD clearing issue
                                                                                                                                                                                           an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488548  XXX     XXX             XXX               35087922           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            10/XX/2007        10/XX/2010                  MD     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
625488548  XXX     XXX             XXX               35087923           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2007        10/XX/2010                  MD     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488548  XXX     XXX             XXX               35087924           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2007                                    MD     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.
625488231  XXX     XXX             XXX               35087950           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          7/XX/2005                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488231  XXX     XXX             XXX               35087951           compliance      2                TILA HELOC - Billing Rights Disclosure Not Provided Timely                        Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to                                                                                                                      TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2005         7/XX/2008                   FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at time of account opening.                                                                                                                                                           defense to foreclosure. Assignee liability.
625488231  XXX     XXX             XXX               35087952           compliance      2                Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                                                                                                                                                                                 7/XX/2005                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         more fee documents in file containing higher amounts than that reflected on       disclosed in HELOC Agreement. Fees from Itemization used in any federal, state,
                                                                                                         HELOC Agreement.                                                                  and local high cost testing
625488375  XXX     XXX             XXX               35088006           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2004                                    MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
625488375  XXX     XXX             XXX               35088007           compliance      2                Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure     Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 Assignee liability is unclear. Purchasers and assignees would not appear to be                                           10/XX/2004                                    MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Not Provided Timely)                                                              Loan Application Date.                                                                                                                                                                         liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.
625488375  XXX     XXX             XXX               35088008           compliance      2                Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided       Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 Assignee liability is unclear. Purchasers and assignees would not appear to be                                           10/XX/2004                                    MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Timely                                                                            Loan Application Date.                                                                                                                                                                         liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.
625488375  XXX     XXX             XXX               35088009           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2004        10/XX/2005                  MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488375  XXX     XXX             XXX               35088010           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2004        10/XX/2005                  MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488375  XXX     XXX             XXX               35088011           compliance      2                Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing)       Michigan Consumer Mortgage Protection Act: List of HUD-approved credit                                                                                                                                                                                                                                                  10/XX/2004                                    MI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           counseling agencies not provided to borrower at the time of application.
625489296  XXX     XXX             XXX               35088075           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       3/XX/2008                                     FL     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625489296  XXX     XXX             XXX               35088076           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing             RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2008                                     FL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Disclosure to borrower.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489719  XXX     XXX             XXX               35088107           credit          3                Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                                                              10/XX/2007                                    CA     Refinance - Rate/Term                      Primary                   No                       D                            D                              D                           D
625489719  XXX     XXX             XXX               35088108           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                              10/XX/2007                                    CA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625489719  XXX     XXX             XXX               35088109           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2007                                    CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625487933  XXX     XXX             XXX               35088120           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2007                                     AZ     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489374  XXX     XXX             XXX               35088139           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2006                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489374  XXX     XXX             XXX               35088140           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2006         9/XX/2007                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625489374  XXX     XXX             XXX               35088141           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2006         9/XX/2007                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489167  XXX     XXX             XXX               35088157           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          4/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489167  XXX     XXX             XXX               35088158           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489167  XXX     XXX             XXX               35088159           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625487943  XXX     XXX             XXX               35088167           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2006         5/XX/2009                   NC     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625487943  XXX     XXX             XXX               35088168           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2006                                     NC     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625487943  XXX     XXX             XXX               35088169           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2006                                     NC     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
625487943  XXX     XXX             XXX               35088170           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2006                                     NC     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625487924  XXX     XXX             XXX               35088212           compliance      2                Payoff Statement Missing                                                          Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                                                                                                                                                                               9/XX/2004                                     MA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           included in the pay-off which may impact high cost findings.
625488083  XXX     XXX             XXX               35088222           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2004                                     VA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488083  XXX     XXX             XXX               35088223           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2004                                     VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
625488083  XXX     XXX             XXX               35088224           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2004                                     VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488083  XXX     XXX             XXX               35088225           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2004         3/XX/2007                   VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488084  XXX     XXX             XXX               35088252           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2006                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488084  XXX     XXX             XXX               35088253           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            3/XX/2006                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488084  XXX     XXX             XXX               35088254           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2006         3/XX/2007                   MD     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488709  XXX     XXX             XXX               35088255           compliance      2                TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance    Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            3/XX/2003         3/XX/2006                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         (Circuit 2, 5, 7, 8, 9, 10 or DC)                                                 Model Form for a refinancing by the same creditor. The H-8 form was used, the                                                                                                                  courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           H-9 form should have been used.                                                                                                                                                                rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625488132  XXX     XXX             XXX               35088285           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2003                                     MI     Refinance - Rate/Term                      Investment                No                       C                            C                              C                           C
625488132  XXX     XXX             XXX               35088286           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      8/XX/2003                                     MI     Refinance - Rate/Term                      Investment                No                       B                            B                              B                           B
625488132  XXX     XXX             XXX               35088287           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2003                                     MI     Refinance - Rate/Term                      Investment                No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.
625488698  XXX     XXX             XXX               35088304           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       C                            C                              C                           C
625488698  XXX     XXX             XXX               35088305           credit          3                Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                 4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       C                            C                              C                           C
625488698  XXX     XXX             XXX               35088306           credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       C                            C                              C                           C
625488698  XXX     XXX             XXX               35088307           credit          3                Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                             4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       C                            C                              C                           C
625488698  XXX     XXX             XXX               35088308           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488698  XXX     XXX             XXX               35088309           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
625488698  XXX     XXX             XXX               35088310           compliance      1                Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is                                                                                                                                                                                                                                                                                                                                  4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       A                            A                              A                           A                                                12/XX/2018                          Yes                                                                                                                                                                    2018/XX/05: Final HUD Provided clearing issue
                                                                                                         incomplete.
625488698  XXX     XXX             XXX               35088311           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                              4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       C                            C                              C                           C
625488698  XXX     XXX             XXX               35088312           compliance      2                (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario                                                                                                                                                                                                                                          4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           between Creditor Application Date and Transaction Date used to determine rate used for testing.
625488698  XXX     XXX             XXX               35088314           compliance      2                FHA Case Number Assignment Date Missing                                           FHA Case # Assignment Date missing. Creditor application date used as FHA case #                                                                                                                                                                                                                                        4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           assignment date for purposes of any applicable compliance testing.
625488698  XXX     XXX             XXX               35088315           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       A                            A                              A                           A                                                12/XX/2018                          Yes                                                                                                                                                                    2018/XX/05: Final HUD received clearing issue
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488698  XXX     XXX             XXX               35088316           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       A                            A                              A                           A                                                12/XX/2018                          Yes                                                                                                                                                                    2018/XX/05: Final HUD received clearing issue
                                                                                                                                                                                           an application date of 03/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2010. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488698  XXX     XXX             XXX               35088317           compliance      1                RESPA (2010) – Written Service Provider List Missing                              Unable to determine if the borrower received a list of service providers due to                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       A                            A                              A                           A                                                12/XX/2018                          Yes                                                                                                                                                                    2018/XX/05: Final HUD received clearing issue
                                                                                                                                                                                           missing information.                                                                                                                                                                           within the statute or implementing regulation, Regulation X, for these type of violations.
625488698  XXX     XXX             XXX               35088318           compliance      2                RESPA Servicing Disclosure: Servicing Disclosure Statement Missing                RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Statement.                                                                                                                                                                                     within the statute or implementing regulation, Regulation X, for these type of violations.
625488698  XXX     XXX             XXX               35088319           compliance      2                RESPA - Initial GFE Missing                                                       RESPA: Initial GFE not provided to Borrower(s).                                                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488698  XXX     XXX             XXX               35088320           compliance      2                TIL-MDIA - Initial TIL Missing                                                    Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the                                                                                                               TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited                                         4/XX/2010         4/XX/2011                   FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.                                                                                                                                                                                      as a defense to foreclosure. Assignee liability.
625488698  XXX     XXX             XXX               35088321           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            4/XX/2010         4/XX/2013                   FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
625488698  XXX     XXX             XXX               35088322           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                4/XX/2010         4/XX/2013                   FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488698  XXX     XXX             XXX               35088323           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2010.
625488698  XXX     XXX             XXX               35088324           compliance      2                RESPA - Initial Escrow Account Statement Missing                                  RESPA: Initial escrow account statement was not provided to the borrower.                                                                                                                      RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2010                                     FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625489558  XXX     XXX             XXX               35088341           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               No                                     7/XX/1999                                     TX     Purchase                                   Primary                   No                       C                            C                              C                           C
625489558  XXX     XXX             XXX               35088343           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        No                                     7/XX/1999                                     TX     Purchase                                   Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625489558  XXX     XXX             XXX               35088344           compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     7/XX/1999                                     TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625489558  XXX     XXX             XXX               35088345           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         No                                     7/XX/1999         7/XX/2000                   TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489558  XXX     XXX             XXX               35088347           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                     No                                     7/XX/1999                                     TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489558  XXX     XXX             XXX               35088348           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               No                                     7/XX/1999                                     TX     Purchase                                   Primary                   No                       B                            B                              B                           B
625487937  XXX     XXX             XXX               35088349           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           7/XX/2007                                     WI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625487937  XXX     XXX             XXX               35088350           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     WI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
625487937  XXX     XXX             XXX               35088351           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2007         7/XX/2008                   WI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625487937  XXX     XXX             XXX               35088352           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2007         7/XX/2008                   WI     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488466  XXX     XXX             XXX               35088384           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          3/XX/2007                                     RI     Purchase                                   Primary                   Yes                      B                            B                              B                           B
625488466  XXX     XXX             XXX               35088385           compliance      3                Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to     Rhode Island Home Loan: No documentation in loan file to confirm third party                                                                                                                   A court, as injunctive relieve to an aggrieved consumer, may issue an order or                                           3/XX/2007                                     RI     Purchase                                   Primary                   Yes                      C                            C                              C                           C
                                                                                                         Determined if Bona Fide)                                                          fees listed on the HUD-1.                                                                                                                                                                      injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
625488466  XXX     XXX             XXX               35088386           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2007         3/XX/2008                   RI     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488466  XXX     XXX             XXX               35088387           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2007         3/XX/2008                   RI     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488466  XXX     XXX             XXX               35088388           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2007         3/XX/2008                   RI     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488466  XXX     XXX             XXX               35088389           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      3/XX/2007                                     RI     Purchase                                   Primary                   Yes                      B                            B                              B                           B
625488466  XXX     XXX             XXX               35088390           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing             RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2007                                     RI     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           Disclosure to borrower.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488566  XXX     XXX             XXX               35088391           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               No                                     9/XX/2005                                     NY     Purchase                                   Primary                   No                       C                            C                              C                           C
625488566  XXX     XXX             XXX               35088392           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               No                                     9/XX/2005                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
625488566  XXX     XXX             XXX               35088394           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        No                                     9/XX/2005                                     NY     Purchase                                   Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488566  XXX     XXX             XXX               35088395           compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     9/XX/2005                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488566  XXX     XXX             XXX               35088396           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         No                                     9/XX/2005         9/XX/2006                   NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489547  XXX     XXX             XXX               35088412           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
625489547  XXX     XXX             XXX               35088413           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2007                                     NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489547  XXX     XXX             XXX               35088414           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     NJ     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
625488394  XXX     XXX             XXX               35088439           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       8/XX/2006                                     IN     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      C                            C                              C                           C
625488394  XXX     XXX             XXX               35088440           compliance      2                ARM Disclosure Timing Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2006         8/XX/2007                   IN     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625488287  XXX     XXX             XXX               35088679           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2006                                     WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488287  XXX     XXX             XXX               35088680           compliance      2                Note Error: Note grace period days less than minimum per state                                                                                                      Grace period not allowed per state (WI) – min grace period for WI is 15 days -                                                                                                                                                        7/XX/2006                                     WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                             note states 10 days
625488287  XXX     XXX             XXX               35088681           compliance      2                Note Error: Note late charge percentage exceeds maximum per state                                                                                                   Late charge not allowed per state (WI) - max late charge for WI is 5% - note                                                                                                                                                          7/XX/2006                                     WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                             states 6%
625488287  XXX     XXX             XXX               35088682           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      7/XX/2006                                     WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488287  XXX     XXX             XXX               35088683           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          7/XX/2006                                     WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488287  XXX     XXX             XXX               35088684           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2006                                     WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
625488287  XXX     XXX             XXX               35088685           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2006                                     WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489076  XXX     XXX             XXX               35088703           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi                  Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           12/XX/2007        12/XX/2010                  GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           TILA rescission form was used.
625489718  XXX     XXX             XXX               35088705           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2007                                    NJ     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.
625489718  XXX     XXX             XXX               35088706           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2007                                    NJ     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489718  XXX     XXX             XXX               35088707           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       12/XX/2007                                    NJ     Purchase                                   Primary                   Yes                      C                            C                              C                           C
625489591  XXX     XXX             XXX               35088792           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2007                                    IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.
625488295  XXX     XXX             XXX               35088929           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2007                                     CA     Refinance - Cash-out - Other               Investment                No                       C                            C                              C                           C
625488295  XXX     XXX             XXX               35088930           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2007                                     CA     Refinance - Cash-out - Other               Investment                No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
625488319  XXX     XXX             XXX               35088998           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                              4/XX/2006                                     NC     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488319  XXX     XXX             XXX               35088999           credit          3                Initial Rate Lock rate date is not documented in file.                                                                                                                                                                                                                                                                                                                                                    4/XX/2006                                     NC     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488319  XXX     XXX             XXX               35089000           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           4/XX/2006                                     NC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488319  XXX     XXX             XXX               35089001           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2006                                     NC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.
625488319  XXX     XXX             XXX               35089002           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            4/XX/2006         4/XX/2009                   NC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 04/XX/2006.
625488319  XXX     XXX             XXX               35089003           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi                  Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           4/XX/2006         4/XX/2009                   NC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           TILA rescission form was used.
625488319  XXX     XXX             XXX               35089004           compliance      2                Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance       Truth in Lending Act: Unable to determine if Notice of Right to Cancel was                                                                                                                     TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            4/XX/2006         4/XX/2009                   NC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           executed on the proper Model Form. The H-9 form was used instead of the H-8                                                                                                                    courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           form, however, the loan file does not contain evidence that the refinance was by                                                                                                               rescind (3 additional years) if a creditor uses the incorrect Model Form
                                                                                                                                                                                           the original creditor.                                                                                                                                                                         remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625488662  XXX     XXX             XXX               35089418           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               Yes                                    4/XX/2004                                     NY     Refinance - UTD                            Primary                   No                       C                            C                              C                           C
625488662  XXX     XXX             XXX               35089419           credit          3                Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                  Yes                                    4/XX/2004                                     NY     Refinance - UTD                            Primary                   No                       D                            D                              D                           D
625488662  XXX     XXX             XXX               35089420           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    4/XX/2004         4/XX/2007                   NY     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488662  XXX     XXX             XXX               35089421           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                     Yes                                    4/XX/2004                                     NY     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488662  XXX     XXX             XXX               35089422           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               Yes                                    4/XX/2004                                     NY     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
625488662  XXX     XXX             XXX               35089423           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                       Yes                                    4/XX/2004                                     NY     Refinance - UTD                            Primary                   No                       C                            C                              C                           C
625488662  XXX     XXX             XXX               35089424           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      Yes                                    4/XX/2004                                     NY     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
625488662  XXX     XXX             XXX               35089425           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        Yes                                    4/XX/2004                                     NY     Refinance - UTD                            Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488662  XXX     XXX             XXX               35089426           compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Yes                                    4/XX/2004                                     NY     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488662  XXX     XXX             XXX               35089427           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                     Yes                                    4/XX/2004         4/XX/2007                   NY     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
625488662  XXX     XXX             XXX               35089428           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                       Yes                                    4/XX/2004                                     NY     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625487911  XXX     XXX             XXX               35089478           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2006                                     MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625487911  XXX     XXX             XXX               35089479           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2006                                     MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625487911  XXX     XXX             XXX               35089480           compliance      2                TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior                                                                                                                 TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2006         5/XX/2009                   MO     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              to expected date(s).
625488567  XXX     XXX             XXX               35089545           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               Yes                                    5/XX/2008                                     CA     Refinance - UTD                            Primary                   No                       C                            C                              C                           C
625488567  XXX     XXX             XXX               35089547           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               Yes                                    5/XX/2008                                     CA     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
625488567  XXX     XXX             XXX               35089548           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                     Yes                                    5/XX/2008                                     CA     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488567  XXX     XXX             XXX               35089549           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      Yes                                    5/XX/2008                                     CA     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.
625488567  XXX     XXX             XXX               35089550           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        Yes                                    5/XX/2008                                     CA     Refinance - UTD                            Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488567  XXX     XXX             XXX               35089551           compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Yes                                    5/XX/2008                                     CA     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488567  XXX     XXX             XXX               35089552           compliance      2                Property Type Not Provided                                                        (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                                                       Yes                                    5/XX/2008                                     CA     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           residence, state and federal testing may be impacted.
625488567  XXX     XXX             XXX               35089553           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                     Yes                                    5/XX/2008         5/XX/2011                   CA     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
625488567  XXX     XXX             XXX               35089554           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    5/XX/2008         5/XX/2011                   CA     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489226  XXX     XXX             XXX               35089624           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       4/XX/2008                                     OH     Purchase                                   Primary                   No                       C                            C                              C                           C
625489226  XXX     XXX             XXX               35089625           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          4/XX/2008                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B
625489226  XXX     XXX             XXX               35089626           compliance      2                Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage    Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage                                                                                                                 The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                          4/XX/2008                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Loan Information Document Not Retained by Lender)                                 Loan Information Document not retained by lender.                                                                                                                                              liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
625489226  XXX     XXX             XXX               35089627           compliance      2                Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)               Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing                                                                                                               The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                          4/XX/2008                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Disclosure.                                                                                                                                                                                    liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
625489226  XXX     XXX             XXX               35089628           compliance      2                Ohio Consumer Sales Practices Act (Default Rate Increase)                         Ohio Consumer Sales Practices Act: Mortgage loan contains an impermissible                                                                                                                     The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                          4/XX/2008                                     OH     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           demand feature.                                                                                                                                                                                liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
625489622  XXX     XXX             XXX               35089644           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2006                                     TN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
625488979  XXX     XXX             XXX               35089742           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488979  XXX     XXX             XXX               35089743           compliance      2                ARM Disclosure Timing Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2006         2/XX/2007                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625488979  XXX     XXX             XXX               35089744           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Under disclosure is due to the lender utilizing an index value of 3.240% per the  $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            2/XX/2006         2/XX/2009                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          approval, however the lowest index value available in the look back period is                                for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             3.46000%                                                                                                     liability.
625488979  XXX     XXX             XXX               35089745           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided.                                                                                                                                                                                                               2/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489634  XXX     XXX             XXX               35089841           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2006                                    CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
625489634  XXX     XXX             XXX               35089842           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2006                                    CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489634  XXX     XXX             XXX               35089843           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2006        11/XX/2007                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625489634  XXX     XXX             XXX               35089844           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         11/XX/2006        11/XX/2007                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489634  XXX     XXX             XXX               35089845           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Under disclosure is due to the lender utilizing an index value of 4.997% per the  $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            11/XX/2006        11/XX/2009                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          approval, however the lowest index value available in the lookback period is                                 for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             5.08083%.                                                                                                    liability.
625488623  XXX     XXX             XXX               35089853           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          2/XX/2007                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488623  XXX     XXX             XXX               35089854           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2007                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488623  XXX     XXX             XXX               35089855           compliance      2                ARM Disclosure Timing Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2007         2/XX/2008                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625488623  XXX     XXX             XXX               35089856           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2007         2/XX/2008                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488623  XXX     XXX             XXX               35089857           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     The Approval indicates the Index used was 4.65%. The only Index available within  $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            2/XX/2007         2/XX/2010                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          the look-back period is 4.73%.                                                                               for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488623  XXX     XXX             XXX               35089858           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            2/XX/2007         2/XX/2010                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 02/XX/2007.
625488623  XXX     XXX             XXX               35089859           compliance      2                Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance       Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            2/XX/2007         2/XX/2010                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Model Form for a refinance by a creditor that is not considered the original                                                                                                                   courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           creditor. The H-9 form was used, the H-8 form should have been used.                                                                                                                           rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625488623  XXX     XXX             XXX               35089860           credit          2                Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale                                                                                                                                                                                                                                                                                                                            2/XX/2007                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         clause.
625488868  XXX     XXX             XXX               35089871           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           2/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488868  XXX     XXX             XXX               35089872           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
625488868  XXX     XXX             XXX               35089873           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488868  XXX     XXX             XXX               35089874           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625488868  XXX     XXX             XXX               35089875           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2007         2/XX/2008                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488868  XXX     XXX             XXX               35089876           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Index used by lender 4.69% is below the minimum index available in the look back  $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            2/XX/2007         2/XX/2010                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          period 4.75%                                                                                                 for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489445  XXX     XXX             XXX               35089880           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489445  XXX     XXX             XXX               35089881           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489445  XXX     XXX             XXX               35089882           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2007         4/XX/2008                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625489445  XXX     XXX             XXX               35089883           compliance      2                TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior                                                                                                                 TILA ROR - 3yrs for rescindable transactions.                                                                            4/XX/2007         4/XX/2010                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              to expected date(s).
625489445  XXX     XXX             XXX               35089884           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine reason for under disclosure due to missing itermization of    $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            4/XX/2007         4/XX/2010                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          prepaid finance charges.                                                                                     for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489445  XXX     XXX             XXX               35089885           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488064  XXX     XXX             XXX               35089897           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2007                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488433  XXX     XXX             XXX               35089916           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2007                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488433  XXX     XXX             XXX               35089917           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              6/XX/2007                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625488433  XXX     XXX             XXX               35089918           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2007                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488433  XXX     XXX             XXX               35089919           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2007                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488433  XXX     XXX             XXX               35089920           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2007                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625488135  XXX     XXX             XXX               35089961           compliance      2                (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario                                                                                                                                                                                                                                         7/XX/2011                                     AL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           between Creditor Application Date and Transaction Date used to determine rate used for testing.
625488135  XXX     XXX             XXX               35089962           compliance      2                RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days            RESPA (2010): GFE does not provide minimum ten (10) business day availability                                                                                                                  RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2011                                     AL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           for estimate of charges and terms for all other settlement charges.                                                                                                                            within the statute or implementing regulation, Regulation X, for these type of violations.
625488135  XXX     XXX             XXX               35089963           compliance      2                RESPA (2010) - Loan Amount on Final GFE Inaccurate                                RESPA (2010): Loan Amount on Final GFE does not match Note.                                                                                                                                    RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2011                                     AL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488135  XXX     XXX             XXX               35089964           compliance      2                RESPA (2010) - Initial Payment on GFE Inaccurate                                  RESPA (2010): Initial payment on GFE does not match actual payment on loan.                                                                                                                    RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2011                                     AL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488135  XXX     XXX             XXX               35089965           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2011                                     AL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488135  XXX     XXX             XXX               35089966           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            7/XX/2011         7/XX/2012                   AL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489007  XXX     XXX             XXX               35090131           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2007                                    CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488386  XXX     XXX             XXX               35090167           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2007                                    WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
625488386  XXX     XXX             XXX               35090168           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi                  Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           11/XX/2007        11/XX/2010                  WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                                                                                                                                                                                                                                                           2020/XX/10: Regraded to EV2-B due to outside of 3 year SOL and no NY or CT
                                                                                                                                                                                           TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 high-cost.
625488386  XXX     XXX             XXX               35090169           compliance      2                Wisconsin Prepayment Penalty                                                      Wisconsin Prepayment Penalty: First lien loan contains an impermissible           PPP Expired. Prepayment charge not allowed per state (WI) - prepayment charge                                                                                                                                                         11/XX/2007                                    WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           prepayment penalty of greater than 60 days interest on 80% of the original        not allowed for greater than 60 days interest. Note states 3%, 2%. Lender is XXX amount of the loan.
625488386  XXX     XXX             XXX               35090170           compliance      2                Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance       Truth in Lending Act: Unable to determine if Notice of Right to Cancel was                                                                                                                     TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            11/XX/2007        11/XX/2010                  WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           executed on the proper Model Form. The H-9 form was used instead of the H-8                                                                                                                    courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           form, however, the loan file does not contain evidence that the refinance was by                                                                                                               rescind (3 additional years) if a creditor uses the incorrect Model Form
                                                                                                                                                                                           the original creditor.                                                                                                                                                                         remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625488386  XXX     XXX             XXX               35090171           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                                                                11/XX/2007                                    WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625487954  XXX     XXX             XXX               35090180           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2006                                     PA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625487954  XXX     XXX             XXX               35090181           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          9/XX/2006                                     PA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625487954  XXX     XXX             XXX               35090182           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             9/XX/2006                                     PA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
625487954  XXX     XXX             XXX               35090183           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2006         9/XX/2009                   PA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 09/XX/2006.
625487954  XXX     XXX             XXX               35090185           compliance      2                TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance    Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - The Third Circuit has prior rulings that the borrower may have                                           9/XX/2006         9/XX/2009                   PA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         (Third Circuit)                                                                   Model Form for a refinancing by the same creditor. The H-8 form was used, the                                                                                                                  an extended right to rescind (3 additional years) if a creditor uses the
                                                                                                                                                                                           H-9 form should have been used.                                                                                                                                                                incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
625489214  XXX     XXX             XXX               35090225           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               Yes                                    9/XX/2005                                     FL     Refinance - UTD                            Primary                   No                       C                            C                              C                           C
625489214  XXX     XXX             XXX               35090226           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                     Yes                                    9/XX/2005                                     FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489214  XXX     XXX             XXX               35090227           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               Yes                                    9/XX/2005                                     FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
625489214  XXX     XXX             XXX               35090228           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                       Yes                                    9/XX/2005                                     FL     Refinance - UTD                            Primary                   No                       C                            C                              C                           C
625489214  XXX     XXX             XXX               35090229           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      Yes                                    9/XX/2005                                     FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
625489214  XXX     XXX             XXX               35090230           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        Yes                                    9/XX/2005                                     FL     Refinance - UTD                            Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625489214  XXX     XXX             XXX               35090231           compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Yes                                    9/XX/2005                                     FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625489214  XXX     XXX             XXX               35090232           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                     Yes                                    9/XX/2005         9/XX/2008                   FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
625489214  XXX     XXX             XXX               35090233           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                 TIL appears to be final but not signed nor initialed by borrower.                                            TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    9/XX/2005         9/XX/2008                   FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489214  XXX     XXX             XXX               35090234           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    9/XX/2005         9/XX/2008                   FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625488111  XXX     XXX             XXX               35090385           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2003                                     NJ     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488111  XXX     XXX             XXX               35090386           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2003                                     NJ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488111  XXX     XXX             XXX               35090387           compliance      2                New Jersey Prepayment Penalty                                                     New Jersey Prepayment Penalty: No prepayment penalties are permissible in the     PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment                                                                                                                                                            9/XX/2003                                     NJ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                       state of New Jersey.                                                              charge for NJ loan is 0% - note states 2%, 2%, 2%. Lender is XXX.
625488111  XXX     XXX             XXX               35090388           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2003         9/XX/2004                   NJ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625488111  XXX     XXX             XXX               35090389           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2003         9/XX/2004                   NJ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489098  XXX     XXX             XXX               35090413           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2005                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489098  XXX     XXX             XXX               35090414           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2005                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
625489098  XXX     XXX             XXX               35090415           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2005                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489098  XXX     XXX             XXX               35090416           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Under disclosure is due to the lender utilizing an index value of 2.52% per the   $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            6/XX/2005         6/XX/2008                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          loan approval, however the lowest index value available in the lookback period                               for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             is 2.70%.                                                                                                    liability.
625488804  XXX     XXX             XXX               35090423           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          7/XX/2005                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488804  XXX     XXX             XXX               35090424           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2005                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488804  XXX     XXX             XXX               35090425           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2005                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625488804  XXX     XXX             XXX               35090426           compliance      2                TIL APR Tolerance Irregular Transaction                                           Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated   Under disclosure is due to the lender utilizing an index value of 2.332% per the                             TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for                                                   7/XX/2005         7/XX/2008                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           APR of XX.XX% outside of 0.125% tolerance.                                        approval, however the lowest index value available in the lookback period is                                 rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             2.65833%.                                                                                                    liability.
625488804  XXX     XXX             XXX               35090427           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Under disclosure is due to the lender utilizing an index value of 2.332% per the  $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            7/XX/2005         7/XX/2008                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          approval, however the lowest index value available in the lookback period is                                 for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             2.65833%.                                                                                                    liability.
625488804  XXX     XXX             XXX               35090428           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2005                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488616  XXX     XXX             XXX               35090466           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2005                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488616  XXX     XXX             XXX               35090467           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2005                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625488616  XXX     XXX             XXX               35090468           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2005        12/XX/2006                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625488616  XXX     XXX             XXX               35090469           compliance      2                California Prepayment Penalty ARM Test                                            California Prepayment Penalty: Interest rate increase may be invalid due to                                                                                                                                                                                                                                             12/XX/2005                                    CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
625488616  XXX     XXX             XXX               35090470           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/2005                                    CA     Purchase                                   Primary                   No                       C                            C                              C                           C
625488616  XXX     XXX             XXX               35090471           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Under disclosure is due to the lender utilizing an index value of 2.97% per the   $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            12/XX/2005        12/XX/2006                  CA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          approval, however the lowest index value available in the lookback period is                                 for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             3.14%.                                                                                                       liability.
625489420  XXX     XXX             XXX               35090505           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
625489420  XXX     XXX             XXX               35090506           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2006                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489420  XXX     XXX             XXX               35090507           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2006         7/XX/2007                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625489420  XXX     XXX             XXX               35090508           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2006         7/XX/2007                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489420  XXX     XXX             XXX               35090509           compliance      2                TIL APR Tolerance Irregular Transaction                                           Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated   Under disclosure is due to the lender utilizing an index value of 3.79% per the                              TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for                                                   7/XX/2006         7/XX/2009                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           APR of XX.XX% outside of 0.125% tolerance.                                        loan approval, however the lowest index value available in the lookback period                               rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             is 4.11%.                                                                                                    liability.
625489420  XXX     XXX             XXX               35090510           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Under disclosure is due to the lender utilizing an index value of 3.79% per the   $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            7/XX/2006         7/XX/2009                   CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          loan approval, however the lowest index value available in the lookback period                               for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             is 4.11%.                                                                                                    liability.
625489570  XXX     XXX             XXX               35090549           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi                  Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           12/XX/2006        12/XX/2009                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B                                                                                                                                                                                                                                                           2020/XX/10: Regraded to EV2-B due to outside of 3 year SOL and no NY or CT
                                                                                                                                                                                           TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 high-cost.
625489570  XXX     XXX             XXX               35090550           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2006                                    CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489570  XXX     XXX             XXX               35090551           compliance      2                ARM Disclosure Timing Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2006        12/XX/2007                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625489570  XXX     XXX             XXX               35090552           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2006        12/XX/2007                  CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488880  XXX     XXX             XXX               35090565           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           2/XX/2007                                     CA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488880  XXX     XXX             XXX               35090566           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2007                                     CA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488880  XXX     XXX             XXX               35090567           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2007                                     CA     Refinance - Cash-out - Home Improvement    Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489170  XXX     XXX             XXX               35090574           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2007                                     AZ     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625489170  XXX     XXX             XXX               35090575           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           3/XX/2007                                     AZ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625489170  XXX     XXX             XXX               35090576           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2007                                     AZ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489170  XXX     XXX             XXX               35090577           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2007                                     AZ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489170  XXX     XXX             XXX               35090578           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         3/XX/2007         3/XX/2008                   AZ     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625489169  XXX     XXX             XXX               35090579           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2007                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489169  XXX     XXX             XXX               35090580           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2007         4/XX/2008                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625488718  XXX     XXX             XXX               35090581           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2007         5/XX/2010                   AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488718  XXX     XXX             XXX               35090582           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           5/XX/2007                                     AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488718  XXX     XXX             XXX               35090583           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2007                                     AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488718  XXX     XXX             XXX               35090584           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2007         5/XX/2010                   AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625488718  XXX     XXX             XXX               35090585           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2007         5/XX/2010                   AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488182  XXX     XXX             XXX               35090592           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488182  XXX     XXX             XXX               35090593           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488182  XXX     XXX             XXX               35090594           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625488182  XXX     XXX             XXX               35090595           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided.                                                                                                                                                                                                               5/XX/2007                                     CA     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488409  XXX     XXX             XXX               35090608           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2007                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488409  XXX     XXX             XXX               35090609           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2007                                     CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625488409  XXX     XXX             XXX               35090610           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2007         6/XX/2008                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625488409  XXX     XXX             XXX               35090611           compliance      2                CHARM Booklet Disclosure Prior to Closing Timing                                  TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         6/XX/2007         6/XX/2008                   CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625489523  XXX     XXX             XXX               35090857           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          11/XX/2007                                    TX     Purchase                                   Primary                   No                       B                            B                              B                           B
625489523  XXX     XXX             XXX               35090858           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                 TIL appears to be final but not signed nor initialed by borrower.                                            TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2007        11/XX/2008                  TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489523  XXX     XXX             XXX               35090859           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.      TIL in file indicated to be final, expected funding date same as disbursement                                TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2007        11/XX/2008                  TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                             and/or note date but is not signed or dated by borrower so cannot confirm that                               defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                             borrower received.
625489372  XXX     XXX             XXX               35090874           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2007                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489372  XXX     XXX             XXX               35090875           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2007                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.
625489372  XXX     XXX             XXX               35090876           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2007                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489372  XXX     XXX             XXX               35090877           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              3/XX/2007                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489372  XXX     XXX             XXX               35090878           compliance      2                Pennsylvania Prepayment Penalty Banking Code                                      Pennsylvania Prepayment Penalty: Prepayment penalty not permissible on a loan                                                                                                                                                                                                                                           3/XX/2007                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B                                                                                                                                                                                                                                                           2019/XX/23: Updated from: Pennsylvania Prepayment Penalty: Prepayment penalty
                                                                                                                                                                                           made by a Pennsylvania-chartered bank or bank and trust company; however Note or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not permissible on a loan made by a Pennsylvania-chartered bank or bank and
                                                                                                                                                                                           Prepay Addendum provides specific language that prepay will not exceed maximum                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 trust company.
                                                                                                                                                                                           permitted by applicable law.
625489372  XXX     XXX             XXX               35090879           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            3/XX/2007         3/XX/2010                   PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 03/XX/2007.
625489372  XXX     XXX             XXX               35090880           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             3/XX/2007                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
625488490  XXX     XXX             XXX               35090889           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2006                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488490  XXX     XXX             XXX               35090890           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2006                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
625489468  XXX     XXX             XXX               35090891           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2006                                     PA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
625489468  XXX     XXX             XXX               35090892           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              1/XX/2006                                     PA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489468  XXX     XXX             XXX               35090893           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2006         1/XX/2007                   PA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625489468  XXX     XXX             XXX               35090894           compliance      2                CHARM Booklet Disclosure Prior to Closing Timing                                  TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2006         1/XX/2007                   PA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625488938  XXX     XXX             XXX               35091031           compliance      2                FACTA Disclosure Not Provided Prior to Closing                                    FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                  There is no Assignee Liability.                                                                                          12/XX/2006                                    FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625488938  XXX     XXX             XXX               35091032           credit          3                FEMA Disaster Issue: The most recent valuation inspection is dated prior to the   Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                               12/XX/2006                                    FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
                                                                                                         most recent FEMA disaster.                                                        Inspection Date:
625489497  XXX     XXX             XXX               35091050           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          7/XX/2005                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
625489497  XXX     XXX             XXX               35091051           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            7/XX/2005         7/XX/2008                   NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
625489497  XXX     XXX             XXX               35091052           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2005         7/XX/2008                   NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489497  XXX     XXX             XXX               35091053           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      7/XX/2005                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
625489422  XXX     XXX             XXX               35091063           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2007                                     GA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 1/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488044  XXX     XXX             XXX               35091075           credit          1                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/28: Cleared with documentation received for new trade
625488044  XXX     XXX             XXX               35091076           compliance      1                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/28: Cleared with documentation received for new trade
625488044  XXX     XXX             XXX               35091078           credit          1                Title: Evidence of title is missing                                                                                                                                 File does not contain either Preliminary or Final Title.                                                                                                                                                                              9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/28: Cleared with documentation received for new trade
625488044  XXX     XXX             XXX               35091079           compliance      1                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/28: Cleared with documentation received for new trade an assumed value of a contract sales price or original loan amount, whichever applies.
625488044  XXX     XXX             XXX               35091080           compliance      1                Missing Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                       9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/28: Cleared with documentation received for new trade
625488044  XXX     XXX             XXX               35091081           compliance      1                TILA - Final TIL Missing                                                                                                                                                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2011         9/XX/2014                   MN     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/28: Cleared with documentation received for new trade defense to foreclosure. Assignee liability.
625488044  XXX     XXX             XXX               35091082           compliance      1                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/28: Cleared with documentation received for new trade
625488044  XXX     XXX             XXX               35091083           compliance      1                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/28: Cleared with documentation received for new trade
625488044  XXX     XXX             XXX               35091084           compliance      1                Missing Final HUD-1                                                               Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                      A violation of RESPA does not impair the validity of a loan or expose a true                                             9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/28: Cleared with documentation received for new trade
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.                                                                                                                                      secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.
625488044  XXX     XXX             XXX               35091085           compliance      1                SAFE Act - NMLS Info Not in File                                                  Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not                                                                                                                  Liability appears to be limited to originators/licensees.                                                                9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/28: Cleared with documentation received for new trade present on loan application.
625488044  XXX     XXX             XXX               35091086           compliance      2                SAFE Act - Individual LO not licensed at time of application                      Unable to test Loan Originator license due to missing information.                                                                                                                             Liability appears to be limited to originators/licensees.                                                                9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488044  XXX     XXX             XXX               35091087           compliance      2                SAFE Act - Individual LO NMLS does not match NMLS                                 Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan                                                                                                                        Liability appears to be limited to originators/licensees.                                                                9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Originator NMLSR information on loan documents does not match NMLSR.
625488044  XXX     XXX             XXX               35091088           compliance      2                SAFE Act - Individual LO NMLS license status not approved                         Unable to test Individual Loan Originator license status due to missing                                                                                                                        Liability appears to be limited to originators/licensees.                                                                9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           information.
625488044  XXX     XXX             XXX               35091089           compliance      1                RESPA (2010) - Initial Escrow Account Statement Missing                           RESPA (2010): Initial escrow account statement was not provided to the borrower.                                                                                                               RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/28: Cleared with documentation received for new trade within the statute or implementing regulation, Regulation X, for these type of violations.
625488044  XXX     XXX             XXX               35091090           compliance      1                RESPA Servicing Disclosure: Servicing Disclosure Statement Missing                RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/28: Cleared with documentation received for new trade
                                                                                                                                                                                           Statement.                                                                                                                                                                                     within the statute or implementing regulation, Regulation X, for these type of violations.
625488044  XXX     XXX             XXX               35091091           compliance      2                Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling  Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance                                                                                                                Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage                                            9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Requirement)                                                                      of a "special mortgage" without evidence that borrower received counseling on                                                                                                                  loans would not appear to be liable for violations of the Act. However,
                                                                                                                                                                                           advisability of transaction by an authorized independent loan counselor.                                                                                                                       effective 8/XX/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.
625488044  XXX     XXX             XXX               35091092           compliance      1                Minnesota Tangible Net Benefit Test                                               Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to                                                                                                                                                                                                                                         9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/27: Cleared with documentation received for new trade determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.
625488044  XXX     XXX             XXX               35091093           compliance      1                TIL-MDIA - Initial TIL Missing                                                    Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the                                                                                                               TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited                                         9/XX/2011         9/XX/2012                   MN     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/28: Cleared with documentation received for new trade
                                                                                                                                                                                           borrower.                                                                                                                                                                                      as a defense to foreclosure. Assignee liability.
625488044  XXX     XXX             XXX               35091094           compliance      1                2011 TIL-MDIA - ‘No guarantee to Refinance’ Statement Missing                     Truth in Lending Act (MDIA 2011): Final TIL does not contain required ‘No                                                                                                                      TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2011         9/XX/2014                   MN     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/27: Cleared with documentation received for new trade
                                                                                                                                                                                           guarantee to Refinance’ statement.                                                                                                                                                             defense to foreclosure. Assignee liability.
625488044  XXX     XXX             XXX               35091095           compliance      2                RESPA Servicing Disclosure: Servicing Disclosure Statement Missing                Unable to determine Servicing Disclosure Statement was provided due to missing                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              9/XX/2011                                     MN     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           information.                                                                                                                                                                                   within the statute or implementing regulation, Regulation X, for these type of violations.
625488044  XXX     XXX             XXX               35091096           compliance      2                2011 TIL-MDIA - Introductory Escrow Payment Inaccurate                            Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2011         9/XX/2014                   MN     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           any mortgage insurance, on the Final TIL does not match the amount of taxes and                                                                                                                defense to foreclosure. Assignee liability.
                                                                                                                                                                                           insurance, including any mortgage insurance, for the loan.
625488044  XXX     XXX             XXX               35091097           compliance      2                2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI)      Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                9/XX/2011         9/XX/2014                   MN     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Inaccurate                                                                        does not match the total payment amount for the loan.                                                                                                                                          defense to foreclosure. Assignee liability.
625488140  XXX     XXX             XXX               35091137           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2008                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489520  XXX     XXX             XXX               35091175           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/1998         3/XX/2001                   CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489520  XXX     XXX             XXX               35091176           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      3/XX/1998                                     CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488763  XXX     XXX             XXX               35091224           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2008                                     WA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.
625488763  XXX     XXX             XXX               35091225           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2008         4/XX/2009                   WA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488763  XXX     XXX             XXX               35091226           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2008         4/XX/2009                   WA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625487962  XXX     XXX             XXX               35091270           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2006                                    PA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
625487962  XXX     XXX             XXX               35091272           compliance      2                Other Compliance Exception (Manual Add)                                                                                                                             Final TIL Finance Charge Under Disclosed $XXX.                                                                                                                                                                                        11/XX/2006                                    PA     Purchase                                   Primary                   No                       B                            B                              B                           B
625487962  XXX     XXX             XXX               35091273           compliance      2                Other Compliance Exception (Manual Add)                                                                                                                             Final TIL APR Under/Over Disclosed By Greater Than 0.125%. Variance .693%                                                                                                                                                             11/XX/2006                                    PA     Purchase                                   Primary                   No                       B                            B                              B                           B
625488131  XXX     XXX             XXX               35091280           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2006                                     NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488131  XXX     XXX             XXX               35091281           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2006         2/XX/2007                   NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625488131  XXX     XXX             XXX               35091282           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                 TIL appears to be final but not signed nor initialed by borrower                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2006         2/XX/2007                   NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488131  XXX     XXX             XXX               35091283           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2006         2/XX/2007                   NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625488346  XXX     XXX             XXX               35091292           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      6/XX/2006                                     CA     Purchase                                   Primary                   No                       B                            B                              B                           B
625489355  XXX     XXX             XXX               35091301           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2006                                    MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.
625489355  XXX     XXX             XXX               35091302           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2006                                    MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488890  XXX     XXX             XXX               35091325           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2007                                     WA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
625489399  XXX     XXX             XXX               35091375           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      1/XX/2007                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489399  XXX     XXX             XXX               35091376           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          1/XX/2007                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489399  XXX     XXX             XXX               35091377           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2007                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
625489399  XXX     XXX             XXX               35091378           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2007         1/XX/2008                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625489399  XXX     XXX             XXX               35091379           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2007         1/XX/2008                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489140  XXX     XXX             XXX               35091441           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                1/XX/2005         1/XX/2008                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489140  XXX     XXX             XXX               35091442           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi                  Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           1/XX/2005         1/XX/2008                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           TILA rescission form was used.
625489140  XXX     XXX             XXX               35091443           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            1/XX/2005         1/XX/2008                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625488148  XXX     XXX             XXX               35091557           compliance      2                RESPA Servicing Disclosure: Servicing Disclosure Statement Missing                RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2013                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Statement.                                                                                                                                                                                     within the statute or implementing regulation, Regulation X, for these type of violations.
625488148  XXX     XXX             XXX               35091558           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to apply the $XXX lender credit on line 204 of the HUD due to missing the  $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            2/XX/2013         2/XX/2016                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          credit itemization.                                                                                          for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488148  XXX     XXX             XXX               35091559           compliance      2                SAFE Act - NMLS Info Not in File                                                  Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not                                                                                                                  Liability appears to be limited to originators/licensees.                                                                2/XX/2013                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           present on loan application.
625488148  XXX     XXX             XXX               35091560           compliance      2                RESPA (2010) - 0% Tolerance (Line 1203) Without Cure                              RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient                                                                                                               RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2013                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           cure provided.                                                                                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of violations.
625488148  XXX     XXX             XXX               35091561           compliance      2                RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate                RESPA (2010): Existence of escrow account disclosed on Final GFE does not match                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2013                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           actual terms.                                                                                                                                                                                  within the statute or implementing regulation, Regulation X, for these type of violations.
625488148  XXX     XXX             XXX               35091562           compliance      2                RESPA (2010) - Loan Amount on Final GFE Inaccurate                                RESPA (2010): Loan Amount on Final GFE does not match Note.                                                                                                                                    RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2013                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488148  XXX     XXX             XXX               35091563           compliance      2                RESPA (2010) - Initial Payment on GFE Inaccurate                                  RESPA (2010): Initial payment on GFE does not match actual payment on loan.                                                                                                                    RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2013                                     IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          within the statute or implementing regulation, Regulation X, for these type of violations.
625488148  XXX     XXX             XXX               35091564           compliance      2                TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance    Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            2/XX/2013         2/XX/2016                   IL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         (Circuit 2, 5, 7, 8, 9, 10 or DC)                                                 Model Form for a refinancing by the same creditor. The H-8 form was used, the                                                                                                                  courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           H-9 form should have been used.                                                                                                                                                                rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625489067  XXX     XXX             XXX               35091577           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2006                                     MD     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625489067  XXX     XXX             XXX               35091578           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             1/XX/2006                                     MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
625489067  XXX     XXX             XXX               35091579           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2006                                     MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
625489067  XXX     XXX             XXX               35091580           compliance      2                Maryland Late Charge Grace Period Testing                                         Note grace period less than minimum per state.                                    Grace period of 7 days is less than minimum per state (MD) of 15 days.                                                                                                                                                                1/XX/2006                                     MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489067  XXX     XXX             XXX               35091581           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            1/XX/2006         1/XX/2009                   MD     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625487979  XXX     XXX             XXX               35091582           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          7/XX/2007                                     NJ     Purchase                                   Second Home               Yes                      B                            B                              B                           B
625487979  XXX     XXX             XXX               35091583           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2007                                     NJ     Purchase                                   Second Home               Yes                      B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625487979  XXX     XXX             XXX               35091584           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2007         7/XX/2008                   NJ     Purchase                                   Second Home               Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625487979  XXX     XXX             XXX               35091585           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                7/XX/2007         7/XX/2008                   NJ     Purchase                                   Second Home               Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488967  XXX     XXX             XXX               35091608           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2008                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.
625488553  XXX     XXX             XXX               35091698           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             10/XX/2003                                    HI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.
625488553  XXX     XXX             XXX               35091699           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            10/XX/2003        10/XX/2006                  HI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488553  XXX     XXX             XXX               35091700           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2003, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            10/XX/2003        10/XX/2006                  HI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 10/XX/2003.
625488553  XXX     XXX             XXX               35091701           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                10/XX/2003        10/XX/2006                  HI     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625488553  XXX     XXX             XXX               35091702           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      10/XX/2003                                    HI     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625489485  XXX     XXX             XXX               35091704           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2004                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      C                            C                              C                           C
625489485  XXX     XXX             XXX               35091705           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            8/XX/2004         8/XX/2007                   NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625489485  XXX     XXX             XXX               35091706           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2004         8/XX/2007                   NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489485  XXX     XXX             XXX               35091707           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2004         8/XX/2007                   NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489485  XXX     XXX             XXX               35091708           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             8/XX/2004                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
625489485  XXX     XXX             XXX               35091709           compliance      2                Payoff Statement Missing                                                          Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                                                                                                                                                                               8/XX/2004                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           included in the pay-off which may impact high cost findings.
625489485  XXX     XXX             XXX               35091710           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2004, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            8/XX/2004         8/XX/2007                   NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 08/XX/2004.
625489485  XXX     XXX             XXX               35091711           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2004         8/XX/2007                   NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625488209  XXX     XXX             XXX               35091755           compliance      2                Initial GFE not disclosed to the borrower within 3 days.                                                                                                                                                                                                                                                                                                                                                  2/XX/2005                                     MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
625488209  XXX     XXX             XXX               35091756           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Commitment letter indicates the Index used was 1.773%. The lowest Index           $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            2/XX/2005         2/XX/2009                   MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          available within the look-back period is 1.8867%.                                                            for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488209  XXX     XXX             XXX               35091757           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                         TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2005         2/XX/2009                   MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488209  XXX     XXX             XXX               35091758           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2005                                     MA     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C
625488209  XXX     XXX             XXX               35091759           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2005                                     MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 1/XX/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488209  XXX     XXX             XXX               35091760           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2005                                     MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489383  XXX     XXX             XXX               35091762           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2006                                     IL     Purchase                                   Primary                   No                       C                            C                              C                           C
625489383  XXX     XXX             XXX               35091763           compliance      2                Initial Loan Application Status Test                                              No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2006                                     IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 5/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488861  XXX     XXX             XXX               35091864           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          12/XX/2010                                    CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488509  XXX     XXX             XXX               35091918           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2007                                     NY     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488509  XXX     XXX             XXX               35091919           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2007                                     NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
625488509  XXX     XXX             XXX               35091920           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            6/XX/2007         6/XX/2010                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.Under disclosure appears to be fee related                                                          for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488049  XXX     XXX             XXX               35091990           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       11/XX/2007                                    NY     Purchase                                   Primary                   No                       C                            C                              C                           C
625488049  XXX     XXX             XXX               35091991           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2007                                    NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
625488049  XXX     XXX             XXX               35091992           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              11/XX/2007                                    NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488049  XXX     XXX             XXX               35091993           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing Itemization of Amount         $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            11/XX/2007        11/XX/2008                  NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          Financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488074  XXX     XXX             XXX               35092002           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               Yes                                    1/XX/2010                                     MS     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488074  XXX     XXX             XXX               35092003           compliance      2                TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation    Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to                                                                                                                  TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee           Yes                                    1/XX/2010         1/XX/2011                   MS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           the borrower at least seven (7) business days prior to note date.                                                                                                                              liability.
625488074  XXX     XXX             XXX               35092004           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                     Yes                                    1/XX/2010         1/XX/2013                   MS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625488074  XXX     XXX             XXX               35092005           credit          3                Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                       Yes                                    1/XX/2010                                     MS     Refinance - Rate/Term                      Primary                   No                       D                            D                              D                           D
625488074  XXX     XXX             XXX               35092006           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               Yes                                    1/XX/2010                                     MS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488074  XXX     XXX             XXX               35092007           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                 Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in                               TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    1/XX/2010         1/XX/2013                   MS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                             file signed by borrower                                                                                      defense to foreclosure. Assignee liability.
625488074  XXX     XXX             XXX               35092008           credit          3                Missing Document: Appraisal not provided                                          Valuation Type: Stated / Valuation Report Date: 07/XX/2009                                                                                                                                                                                                                       Yes                                    1/XX/2010                                     MS     Refinance - Rate/Term                      Primary                   No                       D                            D                              D                           D
625488074  XXX     XXX             XXX               35092009           compliance      3                Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing             Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable          Close at Home Loan. Final HUD-1 not signed by borrower however, Acknowledgment                                                                                                                 Yes                                    1/XX/2010                                     MS     Refinance - Rate/Term                      Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing.                                       of Receipt is in file signed by borrower. This unsigned HUD was used for compliance testing.
625488074  XXX     XXX             XXX               35092010           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Yes                                    1/XX/2010                                     MS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009.
625488074  XXX     XXX             XXX               35092011           compliance      2                TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application         Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited  Yes                                    1/XX/2010         1/XX/2011                   MS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         as a defense to foreclosure. Assignee liability.
625488074  XXX     XXX             XXX               35092012           compliance      2                TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance    Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit     Yes                                    1/XX/2010         1/XX/2013                   MS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         (Circuit 2, 5, 7, 8, 9, 10 or DC)                                                 Model Form for a refinancing by the same creditor. The H-8 form was used, the                                                                                                                  courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           H-9 form should have been used.                                                                                                                                                                rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625488813  XXX     XXX             XXX               35092038           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2007                                     MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.
625489158  XXX     XXX             XXX               35092081           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/2004                                    MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489158  XXX     XXX             XXX               35092082           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2004                                    MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.
625489158  XXX     XXX             XXX               35092083           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2004                                    MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489158  XXX     XXX             XXX               35092084           compliance      2                Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure     Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 Assignee liability is unclear. Purchasers and assignees would not appear to be                                           12/XX/2004                                    MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Not Provided Timely)                                                              Loan Application Date.                                                                                                                                                                         liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.
625489158  XXX     XXX             XXX               35092085           compliance      2                Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided       Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 Assignee liability is unclear. Purchasers and assignees would not appear to be                                           12/XX/2004                                    MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Timely                                                                            Loan Application Date.                                                                                                                                                                         liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.
625489158  XXX     XXX             XXX               35092086           compliance      2                Michigan Consumer Mortgage Protection Act (Counseling Agencies List)              Michigan Consumer Mortgage Protection Act: List of HUD-approved credit                                                                                                                                                                                                                                                  12/XX/2004                                    MI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           counseling agencies not provided to borrower.
625488387  XXX     XXX             XXX               35092095           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2007                                     OH     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488387  XXX     XXX             XXX               35092096           compliance      2                Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage    Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage                                                                                                                 The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                          2/XX/2007                                     OH     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Loan Information Document Not Retained by Lender)                                 Loan Information Document not retained by lender.                                                                                                                                              liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
625488387  XXX     XXX             XXX               35092097           compliance      2                Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)               Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing                                                                                                               The Consumer Sales Practices Act (CSPA) generally does not provide for assignee                                          2/XX/2007                                     OH     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Disclosure.                                                                                                                                                                                    liability. The Act provides that no claim or defense may be asserted under the
                                                                                                                                                                                                                                                                                                                                                                                          Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                          The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
625488387  XXX     XXX             XXX               35092098           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2007         2/XX/2008                   OH     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625488387  XXX     XXX             XXX               35092099           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2007         2/XX/2008                   OH     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488311  XXX     XXX             XXX               35092103           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2007                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488311  XXX     XXX             XXX               35092104           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      8/XX/2007                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488311  XXX     XXX             XXX               35092105           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                        File does not contain either Preliminary or Final Title                                                                                                                                                                               8/XX/2007                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488311  XXX     XXX             XXX               35092106           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            8/XX/2007                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488311  XXX     XXX             XXX               35092107           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             8/XX/2007                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
625488311  XXX     XXX             XXX               35092108           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2007                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
625488311  XXX     XXX             XXX               35092109           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi                  Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           8/XX/2007         8/XX/2010                   IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           TILA rescission form was used.
625488311  XXX     XXX             XXX               35092110           compliance      2                Property Type Not Provided                                                        (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                                                                                              8/XX/2007                                     IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           residence, state and federal testing may be impacted.
625488311  XXX     XXX             XXX               35092111           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            8/XX/2007         8/XX/2010                   IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 08/XX/2007.
625489498  XXX     XXX             XXX               35092234           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2007         3/XX/2008                   NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489498  XXX     XXX             XXX               35092235           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2007         3/XX/2008                   NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488909  XXX     XXX             XXX               35092236           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2007                                     NY     Purchase                                   Investment                No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.
625488823  XXX     XXX             XXX               35092244           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      4/XX/2007                                     VT     Purchase                                   Primary                   No                       B                            B                              B                           B
625488823  XXX     XXX             XXX               35092245           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2007                                     VT     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
625489250  XXX     XXX             XXX               35092248           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       3/XX/2007                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C
625488339  XXX     XXX             XXX               35092250           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2008                                     NM     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488203  XXX     XXX             XXX               35092279           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi                  Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           3/XX/2004         3/XX/2007                   GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           TILA rescission form was used.
625488203  XXX     XXX             XXX               35092280           compliance      2                Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance       Truth in Lending Act: Unable to determine if Notice of Right to Cancel was                                                                                                                     TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            3/XX/2004         3/XX/2007                   GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           executed on the proper Model Form. The H-9 form was used instead of the H-8                                                                                                                    courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           form, however, the loan file does not contain evidence that the refinance was by                                                                                                               rescind (3 additional years) if a creditor uses the incorrect Model Form
                                                                                                                                                                                           the original creditor.                                                                                                                                                                         remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625488241  XXX     XXX             XXX               35092341           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2009                                     AL     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2009.
625488462  XXX     XXX             XXX               35092370           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               Yes                                    11/XX/2007                                    WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488462  XXX     XXX             XXX               35092371           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      Yes                                    11/XX/2007                                    WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
625488462  XXX     XXX             XXX               35092372           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        Yes                                    11/XX/2007                                    WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488462  XXX     XXX             XXX               35092373           compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Yes                                    11/XX/2007                                    WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488462  XXX     XXX             XXX               35092374           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                     Yes                                    11/XX/2007        11/XX/2010                  WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488462  XXX     XXX             XXX               35092375           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    11/XX/2007        11/XX/2010                  WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488462  XXX     XXX             XXX               35092376           credit          3                Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                           Yes                                    11/XX/2007                                    WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       D                            D                              D                           D
625488462  XXX     XXX             XXX               35092377           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               Yes                                    11/XX/2007                                    WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488462  XXX     XXX             XXX               35092378           credit          3                Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                       Yes                                    11/XX/2007                                    WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       D                            D                              D                           D
625488462  XXX     XXX             XXX               35092379           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                     Yes                                    11/XX/2007                                    WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488462  XXX     XXX             XXX               35092380           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                Yes                                    11/XX/2007                                    WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489590  XXX     XXX             XXX               35092483           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2006                                     GA     Purchase                                   Primary                   No                       C                            C                              C                           C
625489590  XXX     XXX             XXX               35092484           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2006                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.
625489590  XXX     XXX             XXX               35092485           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2006         3/XX/2007                   GA     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489590  XXX     XXX             XXX               35092486           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      3/XX/2006                                     GA     Purchase                                   Primary                   No                       B                            B                              B                           B
625489590  XXX     XXX             XXX               35092487           credit          3                Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                                                              3/XX/2006                                     GA     Purchase                                   Primary                   No                       D                            D                              D                           D
625489590  XXX     XXX             XXX               35092488           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       3/XX/2006                                     GA     Purchase                                   Primary                   No                       C                            C                              C                           C
625489470  XXX     XXX             XXX               35092510           compliance      2                Federal FACTA Disclosure Timing Test                                              FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure                                                                                                                                                                                                                                           2/XX/2005                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           within a reasonably practicable time after using credit score.
625489470  XXX     XXX             XXX               35092511           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2005                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.
625489470  XXX     XXX             XXX               35092512           compliance      2                Payoff Statement Missing                                                          Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                                                                                                                                                                               2/XX/2005                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           included in the pay-off which may impact high cost findings.
625488689  XXX     XXX             XXX               35092545           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/2003                                    IL     Purchase                                   Primary                   No                       C                            C                              C                           C
625489062  XXX     XXX             XXX               35092550           credit          3                Missing Document: Appraisal not provided                                          Valuation Type: Stated / Valuation Report Date: 01/XX/2002                                                                                                                                                                                                                       Yes                                    1/XX/2002                                     GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       D                            D                              D                           D
625489062  XXX     XXX             XXX               35092551           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                     Yes                                    1/XX/2002         1/XX/2005                   GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625489062  XXX     XXX             XXX               35092552           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    1/XX/2002         1/XX/2005                   GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489062  XXX     XXX             XXX               35092553           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      Yes                                    1/XX/2002                                     GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2002 used as disbursement date for compliance testing.
625489062  XXX     XXX             XXX               35092554           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        Yes                                    1/XX/2002                                     GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625489062  XXX     XXX             XXX               35092555           compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Yes                                    1/XX/2002                                     GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488013  XXX     XXX             XXX               35092599           compliance      2                (Doc Error) GFE Error: There is no evidence that the interest rate was locked                                                                                                                                                                                                                                                                                                                             4/XX/2010                                     MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         prior to closing
625488013  XXX     XXX             XXX               35092600           compliance      2                (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario                                                                                                                                                                                                                                         4/XX/2010                                     MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           between Creditor Application Date and Transaction Date used to determine rate used for testing.
625488013  XXX     XXX             XXX               35092601           compliance      2                Maryland Ability to Repay Not Verified                                            Maryland SB270: File does not contain evidence that analysis of borrower’s                                                                                                                     No express provisions for assignee liability                                                                             4/XX/2010                                     MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.
625488013  XXX     XXX             XXX               35092602           compliance      2                TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction                      Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy                                                                                                                  TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee                                                  4/XX/2010         4/XX/2011                   MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           was not received by the borrower at least three (3) business days prior to                                                                                                                     liability.
                                                                                                                                                                                           closing.
625488013  XXX     XXX             XXX               35092603           compliance      2                ARM Disclosure Timing Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2010         4/XX/2011                   MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625488013  XXX     XXX             XXX               35092604           compliance      2                CHARM Booklet Disclosure Timing                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2010         4/XX/2011                   MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower within three (3) days of application.
625488013  XXX     XXX             XXX               35092605           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from                                                                                       $XXX                       TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            4/XX/2010         4/XX/2013                   MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                       for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488013  XXX     XXX             XXX               35092606           compliance      2                RESPA (2010) - 0% Tolerance (Line 1203) With Cure                                 RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided                                                                                                               RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2010                                     MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           on Final HUD-1                                                                                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of violations.
625488013  XXX     XXX             XXX               35092607           compliance      2                RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days            RESPA (2010): GFE does not provide minimum ten (10) business day availability                                                                                                                  RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2010                                     MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           for estimate of charges and terms for all other settlement charges.                                                                                                                            within the statute or implementing regulation, Regulation X, for these type of violations.
625489643  XXX     XXX             XXX               35092647           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2006                                     TN     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625489643  XXX     XXX             XXX               35092648           compliance      1                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             8/XX/2006                                     TN     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/26: c
                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
625489643  XXX     XXX             XXX               35092649           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               8/XX/2006                                     TN     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/26: Clearing
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625489643  XXX     XXX             XXX               35092650           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2006                                     TN     Refinance - Cash-out - Other               Primary                   No                       A                            A                              A                           A                                                6/XX/2019                           Yes                                                                                                                                                                    2019/XX/26: Clearing
                                                                                                                                                                                           an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625489643  XXX     XXX             XXX               35092651           compliance      2                Property Type Not Provided                                                        (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                                                                                              8/XX/2006                                     TN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           residence, state and federal testing may be impacted.
625489643  XXX     XXX             XXX               35092652           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2006         8/XX/2009                   TN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489643  XXX     XXX             XXX               35092653           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            8/XX/2006                                     TN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489643  XXX     XXX             XXX               35092654           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      8/XX/2006                                     TN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489643  XXX     XXX             XXX               35092655           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2006                                     TN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
625489643  XXX     XXX             XXX               35092656           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            8/XX/2006         8/XX/2009                   TN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489686  XXX     XXX             XXX               35092728           compliance      2                TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance    Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            5/XX/2013         5/XX/2016                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         (Circuit 2, 5, 7, 8, 9, 10 or DC)                                                 Model Form for a refinancing by the same creditor. The H-8 form was used, the                                                                                                                  courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           H-9 form should have been used.                                                                                                                                                                rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625489686  XXX     XXX             XXX               35092729           compliance      2                RESPA (2010) - 0% Tolerance (Line 1203) Without Cure                              RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient                                                                                                               RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              5/XX/2013                                     NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           cure provided.                                                                                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of violations.
625488256  XXX     XXX             XXX               35092734           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2007                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625488256  XXX     XXX             XXX               35092735           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             8/XX/2007                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
625488256  XXX     XXX             XXX               35092736           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2007                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488256  XXX     XXX             XXX               35092737           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            8/XX/2007         8/XX/2010                   NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 08/XX/2007.
625489075  XXX     XXX             XXX               35092903           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2006                                     NM     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488411  XXX     XXX             XXX               35092904           compliance      2                Federal FACTA Disclosure                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          5/XX/2005                                     PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625489649  XXX     XXX             XXX               35092924           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2007                                     IL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
625488313  XXX     XXX             XXX               35092946           credit          3                Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                          6/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488313  XXX     XXX             XXX               35092947           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      6/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488313  XXX     XXX             XXX               35092948           compliance      2                TILA HELOC - HELOC Brochure Not Provided Timely                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2006         6/XX/2009                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         defense to foreclosure. Assignee liability.
625488313  XXX     XXX             XXX               35092949           compliance      2                TILA HELOC - Important Terms Disclosure Not Provided Timely                       Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                6/XX/2006         6/XX/2009                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         defense to foreclosure. Assignee liability.
625488313  XXX     XXX             XXX               35092950           compliance      2                (Missing Data) Flood Hazard Zone                                                  Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone                                                                                                                                                                                                                                        6/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           indicator was not provided. The applicable flood zone related testing cannot be performed.
625488313  XXX     XXX             XXX               35092951           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
625488313  XXX     XXX             XXX               35092952           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi                  Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           6/XX/2006         6/XX/2009                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           TILA rescission form was used.
625488313  XXX     XXX             XXX               35092953           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488313  XXX     XXX             XXX               35092954           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625488313  XXX     XXX             XXX               35092955           compliance      2                Notice of Right To Cancel Not Provided to All Required Parties                    Truth in Lending Act: Notice of Right to Cancel was not signed by all parties                                                                                                                  TILA ROR - 3yrs for rescindable transactions.                                                                            6/XX/2006         6/XX/2009                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           whose ownership interest is or will be subject to the security interest.
625488313  XXX     XXX             XXX               35092956           compliance      2                Right of Rescission Timing HELOC - Receipt Date Missing                           Missing RTC Signature Date. Unable to determine compliance with rescission        Right to Rescind is not signed.                                                                                                                                                                                                       6/XX/2006         6/XX/2009                   FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625488313  XXX     XXX             XXX               35092957           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            6/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488313  XXX     XXX             XXX               35092958           credit          3                Final Title Policy is missing. No evidence of title in file.                                                                                                        File does not contain either Preliminary or Final Title.                                                                                                                                                                              6/XX/2006                                     FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488998  XXX     XXX             XXX               35093002           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          9/XX/2005                                     CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488998  XXX     XXX             XXX               35093003           compliance      2                Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance       Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            9/XX/2005         9/XX/2008                   CA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Model Form for a refinance by a creditor that is not considered the original                                                                                                                   courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           creditor. The H-9 form was used, the H-8 form should have been used.                                                                                                                           rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625488247  XXX     XXX             XXX               35093009           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
625488658  XXX     XXX             XXX               35093018           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2004        12/XX/2005                  FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488658  XXX     XXX             XXX               35093019           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2004        12/XX/2005                  FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625489227  XXX     XXX             XXX               35093073           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          12/XX/2007                                    SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489227  XXX     XXX             XXX               35093074           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2007                                    SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625489227  XXX     XXX             XXX               35093075           compliance      2                South Carolina Home Loan (Complaint Agency Disclosure Not Provided)               South Carolina Home Loan: Borrower not provided with a document specifying the                                                                                                                 Exceptions occurring more than 6 years ago may be outside the states statute of                                          12/XX/2007        12/XX/2013                  SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           agency designated to receive complaints or inquiries about the origination and                                                                                                                 limitations. Due to the potential remedies available to a court, this exception
                                                                                                                                                                                           making of the loan.                                                                                                                                                                            carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
625489227  XXX     XXX             XXX               35093076           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                Final TIL is initialed by Borrower but not dated. Unable to determine when                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2007        12/XX/2010                  SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                             Borrower initialed document.                                                                                 defense to foreclosure. Assignee liability.
625489126  XXX     XXX             XXX               35093214           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/2006                                    PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489126  XXX     XXX             XXX               35093215           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             12/XX/2006                                    PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
625489126  XXX     XXX             XXX               35093216           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2006                                    PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.
625489126  XXX     XXX             XXX               35093217           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              12/XX/2006                                    PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489126  XXX     XXX             XXX               35093218           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2006        12/XX/2007                  PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489126  XXX     XXX             XXX               35093219           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            12/XX/2006        12/XX/2009                  PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 12/XX/2006.
625489126  XXX     XXX             XXX               35093220           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       12/XX/2006                                    PA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488760  XXX     XXX             XXX               35093239           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       12/XX/2005                                    IA     Refinance - Cash-out - Other               Investment                No                       C                            C                              C                           C
625488760  XXX     XXX             XXX               35093240           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2005                                    IA     Refinance - Cash-out - Other               Investment                No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
625488188  XXX     XXX             XXX               35109057           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2007                                    CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488188  XXX     XXX             XXX               35109058           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2007        10/XX/2008                  CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625488188  XXX     XXX             XXX               35109059           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         10/XX/2007        10/XX/2008                  CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488188  XXX     XXX             XXX               35109060           compliance      2                TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior                                                                                                                 TILA ROR - 3yrs for rescindable transactions.                                                                            10/XX/2007        10/XX/2010                  CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              to expected date(s).
625488188  XXX     XXX             XXX               35109061           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              10/XX/2007                                    CA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625488288  XXX     XXX             XXX               35109093           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2008                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488288  XXX     XXX             XXX               35109094           compliance      2                ARM Disclosure Timing                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2008         4/XX/2009                   MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower within three (3) days of application.
625489297  XXX     XXX             XXX               35080942           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               Tested                                 8/XX/2002                                     KS     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625489297  XXX     XXX             XXX               35080943           credit          1                Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                                                Tested                                 8/XX/2002                                     KS     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                3/XX/2018                           Yes                                                                                                                                                                    2018/XX/06: Final title provided.
625489297  XXX     XXX             XXX               35080944           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                       Tested                                 8/XX/2002                                     KS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625489297  XXX     XXX             XXX               35080945           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               Tested                                 8/XX/2002                                     KS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489297  XXX     XXX             XXX               35080946           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                     Tested                                 8/XX/2002                                     KS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489297  XXX     XXX             XXX               35080947           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      Tested                                 8/XX/2002                                     KS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.
625489297  XXX     XXX             XXX               35080948           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Tested                                 8/XX/2002                                     KS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.
625489297  XXX     XXX             XXX               35080949           compliance      3                (Missing Data) Missing Information to Determine LTV                               Unable to determine LTV or CLTV due to missing information. State compliance                                                                                                                                                                                                     Tested                                 8/XX/2002                                     KS     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
                                                                                                                                                                                           testing is unreliable.
625489297  XXX     XXX             XXX               35080950           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Tested                                 8/XX/2002         8/XX/2003                   KS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625489297  XXX     XXX             XXX               35080951           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Tested                                 8/XX/2002         8/XX/2003                   KS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489297  XXX     XXX             XXX               35080952           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                     Tested                                 8/XX/2002         8/XX/2005                   KS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489297  XXX     XXX             XXX               35080953           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Tested                                 8/XX/2002         8/XX/2005                   KS     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489587  XXX     XXX             XXX               35081238           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2006                                     MN     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625489587  XXX     XXX             XXX               35081239           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2006                                     MN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
625489587  XXX     XXX             XXX               35081240           compliance      2                Minnesota Residential Mortgage Originator and Servicer Licensing Act              Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan                                                                                                                     Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage                                            9/XX/2006                                     MN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         (Impermissible Prepayment Penalty)                                                contains an impermissible prepayment penalty exceeding 60 days interest on the                                                                                                                 loans would not appear to be liable for violations of the Act. However,
                                                                                                                                                                                           unpaid principal balance.                                                                                                                                                                      effective 8/XX/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.
625489587  XXX     XXX             XXX               35081241           compliance      2                Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment  Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty                                                                                                                                                                                                                                         9/XX/2006                                     MN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Penalty Disclosure Not Provided at application)                                   disclosure not provided to borrower.
625489587  XXX     XXX             XXX               35081242           compliance      2                Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment  Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty                                                                                                                                                                                                                                         9/XX/2006                                     MN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Penalty Disclosure Not Provided at closing)                                       disclosure not provided to borrower.
625489587  XXX     XXX             XXX               35081243           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2006         9/XX/2007                   MN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489587  XXX     XXX             XXX               35081244           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL itemization doesnt disclose a recording service fee of $XXX as prepaid        XXX                        TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            9/XX/2006         9/XX/2009                   MN     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          finance charge which was disclosed on HUD 1                                                                  for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489571  XXX     XXX             XXX               35081297           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2007                                     MD     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
625489121  XXX     XXX             XXX               35082147           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2007        11/XX/2008                  TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489121  XXX     XXX             XXX               35082148           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2007        11/XX/2008                  TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489121  XXX     XXX             XXX               35082149           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          11/XX/2007                                    TX     Purchase                                   Primary                   No                       B                            B                              B                           B
625489121  XXX     XXX             XXX               35082150           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2007        11/XX/2008                  TX     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489447  XXX     XXX             XXX               35082423           compliance      2                Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided)       Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not                                                                                                                    The Residential Mortgage Practices Act does not appear to provide for assignee                                           6/XX/2004                                     ID     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           provided to borrower.                                                                                                                                                                          liability.
625489447  XXX     XXX             XXX               35082424           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         XXX                        TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            6/XX/2004         6/XX/2007                   ID     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489447  XXX     XXX             XXX               35082425           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2004, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            6/XX/2004         6/XX/2007                   ID     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 06/XX/2004.
625489447  XXX     XXX             XXX               35082426           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2004                                     ID     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
625489447  XXX     XXX             XXX               35082427           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2004                                     ID     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489725  XXX     XXX             XXX               35082486           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2005                                     NJ     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489531  XXX     XXX             XXX               35082495           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              4/XX/2008                                     MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488181  XXX     XXX             XXX               35082511           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2005                                     NY     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488181  XXX     XXX             XXX               35082512           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2005         2/XX/2006                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488181  XXX     XXX             XXX               35082513           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2005         2/XX/2006                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488181  XXX     XXX             XXX               35082514           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            2/XX/2005         2/XX/2008                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488181  XXX     XXX             XXX               35082515           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      2/XX/2005                                     NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488181  XXX     XXX             XXX               35082516           credit          1                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                              2/XX/2005                                     NY     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                4/XX/2018                           Yes                                                                                  2018/XX/27: [GS Comment 4/XX/2018]: Final Title Policy Located                    2018/XX/30: Received Final Title Policy. Exception cleared.
625488181  XXX     XXX             XXX               35082517           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2005                                     NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.
625488181  XXX     XXX             XXX               35082518           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine reason for under disclosure due to missing itemization of     XXX                        TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            2/XX/2005         2/XX/2008                   NY     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          amount financed..                                                                                            for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488733  XXX     XXX             XXX               35082554           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2005                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488733  XXX     XXX             XXX               35082555           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2005                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
625488568  XXX     XXX             XXX               35082801           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2007                                     MD     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488258  XXX     XXX             XXX               35082819           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2003                                     NY     Purchase                                   Primary                   No                       C                            C                              C                           C
625488258  XXX     XXX             XXX               35082820           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       7/XX/2003                                     NY     Purchase                                   Primary                   No                       C                            C                              C                           C
625488258  XXX     XXX             XXX               35082821           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2003                                     NY     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.
625489380  XXX     XXX             XXX               35082910           credit          1                Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                         2/XX/2008                                     CT     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/24: Document provided in trailing docs.
625489380  XXX     XXX             XXX               35082911           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2008                                     CT     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625489380  XXX     XXX             XXX               35082912           compliance      1                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           2/XX/2008                                     CT     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/24: Cleared as redundant
625489380  XXX     XXX             XXX               35082913           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           Loan file only contains the HUD, TIL, approval, title, and appraisal.                                                                                                                                                                 2/XX/2008                                     CT     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/24: Note provided in trailing docs.
625489380  XXX     XXX             XXX               35082914           compliance      1                Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                        2/XX/2008                                     CT     Refinance - Rate/Term                      Primary                   No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/24: Note provided in trailing docs.
625489380  XXX     XXX             XXX               35082915           credit          3                Missing Document: Note Addendum - Prepayment not provided                                                                                                           A rider to the security instrument reflects that there is a prepayment penalty,                                                                                                                                                       2/XX/2008                                     CT     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
                                                                                                                                                                                                                                                                             however the note provided does not show the prepayment and there is no note rider in the image file adding one.
625489380  XXX     XXX             XXX               35082916           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2008                                     CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.
625489380  XXX     XXX             XXX               35082917           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2008                                     CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489380  XXX     XXX             XXX               35082918           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2008         2/XX/2009                   CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489380  XXX     XXX             XXX               35082919           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         2/XX/2008         2/XX/2009                   CT     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488581  XXX     XXX             XXX               35083103           credit          3                Missing Document: Mortgage Insurance Certificate (MIC) not provided                                                                                                                                                                                                                                                                                                                                       2/XX/2008                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C
625488450  XXX     XXX             XXX               35083117           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             6/XX/2003                                     SC     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.
625488450  XXX     XXX             XXX               35083118           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2003, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            6/XX/2003         6/XX/2006                   SC     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 06/XX/2003.
625489675  XXX     XXX             XXX               35083393           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             1/XX/2007                                     MD     Construction-Permanent                     Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
625488161  XXX     XXX             XXX               35083668           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2002                                     WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488161  XXX     XXX             XXX               35083669           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2002                                     WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.
625488161  XXX     XXX             XXX               35083670           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            3/XX/2002         3/XX/2005                   WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625488161  XXX     XXX             XXX               35083671           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2002         3/XX/2005                   WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488161  XXX     XXX             XXX               35083672           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              3/XX/2002                                     WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625488161  XXX     XXX             XXX               35083673           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                3/XX/2002         3/XX/2005                   WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488161  XXX     XXX             XXX               35083674           compliance      2                Note Error: Note late charge percentage exceeds maximum per state                                                                                                   Late charge not allowed per state (WI) - max late charge for WI is 5% - note                                                                                                                                                          3/XX/2002                                     WI     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                             states 10%
625488185  XXX     XXX             XXX               35083707           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        9/XX/2006                                     AZ     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
625488185  XXX     XXX             XXX               35083708           compliance      2                ARM Disclosure Prior to Closing Timing                                            TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2006         9/XX/2007                   AZ     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
625488185  XXX     XXX             XXX               35083709           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         9/XX/2006         9/XX/2007                   AZ     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488185  XXX     XXX             XXX               35083710           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     The Lender's TIL reflects the expiration of MI after 120 months, however based    XXX                        TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            9/XX/2006         9/XX/2007                   AZ     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          on the loan amount and value the MI expires after month 136.                                                 for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488743  XXX     XXX             XXX               35083711           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/1999                                     OH     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488743  XXX     XXX             XXX               35083712           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/1999                                     OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1998.
625488743  XXX     XXX             XXX               35083713           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing itemization of amount         XXX                        TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            2/XX/1999         2/XX/2002                   OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488743  XXX     XXX             XXX               35083714           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            2/XX/1999         2/XX/2002                   OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488743  XXX     XXX             XXX               35083715           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                                                                2/XX/1999                                     OH     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488743  XXX     XXX             XXX               35083716           compliance      2                (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/1999         2/XX/2002                   OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488743  XXX     XXX             XXX               35083717           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/1999         2/XX/2002                   OH     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489582  XXX     XXX             XXX               35083802           credit          3                Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                 9/XX/2009                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C
625489582  XXX     XXX             XXX               35083803           credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         9/XX/2009                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C
625489582  XXX     XXX             XXX               35083804           credit          3                Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                             9/XX/2009                                     FL     Purchase                                   Primary                   No                       C                            C                              C                           C
625489582  XXX     XXX             XXX               35083805           compliance      2                FHA Case Number Assignment Date Missing                                           FHA Case # Assignment Date missing. Creditor application date used as FHA case #                                                                                                                                                                                                                                        9/XX/2009                                     FL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           assignment date for purposes of any applicable compliance testing.
625488635  XXX     XXX             XXX               35083859           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            9/XX/2000         9/XX/2003                   VA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625488637  XXX     XXX             XXX               35083878           compliance      2                (Doc Error) GFE Error: There is no evidence that the interest rate was locked                                                                                                                                                                                                                                                                                                                             4/XX/1999                                     GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         prior to closing
625488637  XXX     XXX             XXX               35083879           compliance      2                Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as                                                                                                                                                                                                                                                4/XX/1999                                     GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           transaction date for purposes of determining compliance with rescission timing requirements
625488637  XXX     XXX             XXX               35083880           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL Itemization did not disclose the closing attorney fee of $XXX as prepaid      XXX                        TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            4/XX/1999         4/XX/2002                   GA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          finance charges.                                                                                             for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489212  XXX     XXX             XXX               35083946           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2006                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C
625489212  XXX     XXX             XXX               35083947           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      8/XX/2006                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
625489212  XXX     XXX             XXX               35083948           credit          1                Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                              8/XX/2006                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/13: Received Final title, exception cleared.
625489212  XXX     XXX             XXX               35083949           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  8/XX/2006         8/XX/2007                   NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
625489212  XXX     XXX             XXX               35083950           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2006                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
625489212  XXX     XXX             XXX               35083951           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             8/XX/2006                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
625489212  XXX     XXX             XXX               35083952           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            8/XX/2006         8/XX/2009                   NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 08/XX/2006.
625489212  XXX     XXX             XXX               35083953           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2006                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
625489212  XXX     XXX             XXX               35083954           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2006                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489212  XXX     XXX             XXX               35083955           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                                                                8/XX/2006                                     NJ     Refinance - Cash-out - Other               Primary                   Yes                      C                            C                              C                           C
625488800  XXX     XXX             XXX               35084167           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2005                                    AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488800  XXX     XXX             XXX               35084168           compliance      2                (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                              TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                11/XX/2005        11/XX/2008                  AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488800  XXX     XXX             XXX               35084169           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             11/XX/2005                                    AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
625488800  XXX     XXX             XXX               35084170           compliance      2                Right of Rescission Timing - Receipt Date Missing                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            11/XX/2005        11/XX/2008                  AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           timing requirements.
625488800  XXX     XXX             XXX               35084171           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            11/XX/2005        11/XX/2008                  AZ     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 11/XX/2005.
625488345  XXX     XXX             XXX               35084316           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                                                                10/XX/2009                                    IL     Refinance - Rate/Term                      Investment                No                       C                            C                              C                           C
625488806  XXX     XXX             XXX               35084406           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        3/XX/2008                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.
625488806  XXX     XXX             XXX               35084407           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      3/XX/2008                                     CA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488283  XXX     XXX             XXX               35084452           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2007                                     FL     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488283  XXX     XXX             XXX               35084453           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2007                                     FL     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
625488184  XXX     XXX             XXX               35084537           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        6/XX/2006                                     LA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
625488184  XXX     XXX             XXX               35084538           compliance      2                RESPA Disclosure - Missing Signature on Affiliated Business Arrangement           RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2006                                     LA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Disclosure                                                                        Arrangement Disclosure.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488184  XXX     XXX             XXX               35084539           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              6/XX/2006                                     LA     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488539  XXX     XXX             XXX               35084592           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           Loan file does not contain any origination documentation.                                                                                                                                      No                                     6/XX/2007                                     IL     Refinance - UTD                            Investment                No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/23: Received Loan Images - exception cleared
625488539  XXX     XXX             XXX               35084593           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               No                                     6/XX/2007                                     IL     Refinance - UTD                            Investment                No                       C                            C                              C                           C
625488539  XXX     XXX             XXX               35084594           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                     No                                     6/XX/2007                                     IL     Refinance - UTD                            Investment                No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488539  XXX     XXX             XXX               35084595           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               No                                     6/XX/2007                                     IL     Refinance - UTD                            Investment                No                       B                            B                              B                           B
625488539  XXX     XXX             XXX               35084596           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      No                                     6/XX/2007                                     IL     Refinance - UTD                            Investment                No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
625488539  XXX     XXX             XXX               35084597           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        No                                     6/XX/2007                                     IL     Refinance - UTD                            Investment                No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488539  XXX     XXX             XXX               35084598           compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 No                                     6/XX/2007                                     IL     Refinance - UTD                            Investment                No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488448  XXX     XXX             XXX               35084688           compliance      1                (Missing Doc) Incomplete loan images/file                                                                                                                           Loan file does not contain any origination documentation.                                                                                                                                                                             2/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                5/XX/2018                           Yes                                                                                                                                                                    2018/XX/23: Received Loan Images - exception cleared
625488448  XXX     XXX             XXX               35084689           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      2/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625488448  XXX     XXX             XXX               35084690           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            2/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488448  XXX     XXX             XXX               35084691           credit          2                Security Instrument is not on a FNMA/FHLMC form and does not contain the          Homestead Exemption Waiver                                                                                                                                                                                                                                                                                              2/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         following clauses:
625488448  XXX     XXX             XXX               35084692           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      2/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488448  XXX     XXX             XXX               35084693           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             2/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
625488448  XXX     XXX             XXX               35084694           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               2/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/12: Received HUD, exception cleared
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488448  XXX     XXX             XXX               35084695           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/12: Received HUD, exception cleared
                                                                                                                                                                                           an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488448  XXX     XXX             XXX               35084696           compliance      2                Property Type Not Provided                                                        (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                                                                                              2/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           residence, state and federal testing may be impacted.
625488448  XXX     XXX             XXX               35084697           compliance      1                RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing             RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/12: Received HUD, exception cleared
                                                                                                                                                                                           Disclosure to borrower.                                                                                                                                                                        within the statute or implementing regulation, Regulation X, for these type of violations.
625488448  XXX     XXX             XXX               35084698           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            2/XX/2006         2/XX/2009                   NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488448  XXX     XXX             XXX               35084699           compliance      1                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2006         2/XX/2009                   NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       A                            A                              A                           A                                                6/XX/2018                           Yes                                                                                                                                                                    2018/XX/12: Received TIL, exception cleared
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488448  XXX     XXX             XXX               35084700           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          2/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488448  XXX     XXX             XXX               35084701           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
625488448  XXX     XXX             XXX               35084702           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine reason for under disclosure due to missing itemization of     XXX                        TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            2/XX/2006         2/XX/2009                   NY     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          prepaid finance charges.                                                                                     for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488159  XXX     XXX             XXX               35084703           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2005                                    WA     Refinance - Rate/Term                      Primary                   No                       C                            C                              C                           C
625488159  XXX     XXX             XXX               35084704           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          11/XX/2005                                    WA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
625489369  XXX     XXX             XXX               35084814           credit          3                Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                 7/XX/2010                                     MA     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C
625489369  XXX     XXX             XXX               35084815           compliance      2                (Doc Error) GFE Error: Rate lock period not provided.                             GFE Date: 06/XX/2010                                                                                                                                                                                                                                                                                                    7/XX/2010                                     MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
625489369  XXX     XXX             XXX               35084816           compliance      2                (Doc Error) GFE Error: Interest rate available through date not provided.         GFE Date: 06/XX/2010 Interest Rate Available Through Date is blank for GFE dated                                                                                                                                                                                                                                        7/XX/2010                                     MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           06/XX/2010.
625489369  XXX     XXX             XXX               35084817           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure due to missing Itemization of Amount         XXX                        TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            7/XX/2010         7/XX/2014                   MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          Financed.                                                                                                    for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489369  XXX     XXX             XXX               35084818           credit          3                Missing Document: FHA Mortgage Insurance Certificate not provided                                                                                                                                                                                                                                                                                                                                         7/XX/2010                                     MA     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C
625489369  XXX     XXX             XXX               35084819           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2010                                     MA     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C
625489369  XXX     XXX             XXX               35084820           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2010                                     MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2010.
625489369  XXX     XXX             XXX               35084821           compliance      2                RESPA - Initial GFE Not Provided Within 3 Business Days of Application            Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2010                                     MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489369  XXX     XXX             XXX               35084822           compliance      2                TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application         Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited                                         7/XX/2010         7/XX/2011                   MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         as a defense to foreclosure. Assignee liability.
625489369  XXX     XXX             XXX               35084823           compliance      2                RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3  Unable to determine compliance with timing requirements due to missing Initial    Lender's loan application not in file.                                                                       RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              7/XX/2010                                     MA     Refinance - Rate/Term                      Primary                   Yes                      B                            B                              B                           B
                                                                                                         Business Days of Application                                                      Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489369  XXX     XXX             XXX               35084824           credit          3                Missing Valuation:                                                                                                                                                  Appraisal not provided                                                                                                                                                                                                                7/XX/2010                                     MA     Refinance - Rate/Term                      Primary                   Yes                      C                            C                              C                           C
625489308  XXX     XXX             XXX               35086759           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/2006                                    FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489308  XXX     XXX             XXX               35086761           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             12/XX/2006                                    FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
625489308  XXX     XXX             XXX               35086762           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2006                                    FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489308  XXX     XXX             XXX               35086763           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            12/XX/2006        12/XX/2009                  FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 12/XX/2006.
625489308  XXX     XXX             XXX               35086764           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                12/XX/2006        12/XX/2009                  FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625489122  XXX     XXX             XXX               35087860           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      9/XX/2009                                     MA     Purchase                                   Primary                   Yes                      C                            C                              C                           C
625489122  XXX     XXX             XXX               35087861           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          9/XX/2009                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B
625489122  XXX     XXX             XXX               35087862           compliance      2                Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not         Massachusetts Mortgage Lender and Broker Regulation: File does not contain                                                                                                                                                                                                                                              9/XX/2009                                     MA     Purchase                                   Primary                   Yes                      B                            B                              B                           B
                                                                                                         Verified)                                                                         evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
625487951  XXX     XXX             XXX               35088030           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        10/XX/2004                                    IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.
625487951  XXX     XXX             XXX               35088031           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              10/XX/2004                                    IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625487951  XXX     XXX             XXX               35088032           compliance      2                Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                  10/XX/2004        10/XX/2005                  IL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
625488601  XXX     XXX             XXX               35088558           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2007                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      C                            C                              C                           C
625488601  XXX     XXX             XXX               35088559           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          8/XX/2007                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625488601  XXX     XXX             XXX               35088560           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2007                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
625488601  XXX     XXX             XXX               35088561           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              8/XX/2007                                     NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625488601  XXX     XXX             XXX               35088562           compliance      2                ARM Disclosure Compliant                                                          TIL variable rate disclosure: ARM loan program disclosure does not match terms                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2007         8/XX/2008                   NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           of loan.
625488601  XXX     XXX             XXX               35088563           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            8/XX/2007         8/XX/2010                   NJ     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 08/XX/2007.
625488410  XXX     XXX             XXX               35088966           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine cause of underdisclosure due to missing final itemization of  XXX                        TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            11/XX/2004        11/XX/2007                  MD     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          fees.                                                                                                        for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625488245  XXX     XXX             XXX               35089208           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      11/XX/2004                                    IL     Purchase                                   Primary                   No                       C                            C                              C                           C
625488245  XXX     XXX             XXX               35089209           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        11/XX/2004                                    IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
625488245  XXX     XXX             XXX               35089210           compliance      2                Illinois Prepayment Penalty                                                       Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not        PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment                                                                                                                                                            11/XX/2004                                    IL     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           permissible on a loan with an interest rate greater than 8%.                      charge for (IL) is 3% - note states 5%. Lender is XXX
625488901  XXX     XXX             XXX               35089596           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2000                                     NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 08/XX/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date.
625488901  XXX     XXX             XXX               35089597           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2000         8/XX/2001                   NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           application due to missing information.
625488901  XXX     XXX             XXX               35089598           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         8/XX/2000         8/XX/2001                   NC     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489215  XXX     XXX             XXX               35089608           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Unable to determine under disclosure, it appears lender used an index lower than  XXX                        TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            12/XX/2006        12/XX/2009                  VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          available within look back. Lowest index within look back is 5.29310%.                                       for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.
625489215  XXX     XXX             XXX               35089609           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      12/XX/2006                                    VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489215  XXX     XXX             XXX               35089610           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        12/XX/2006                                    VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489215  XXX     XXX             XXX               35089611           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2006        12/XX/2007                  VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           application due to missing information.
625489215  XXX     XXX             XXX               35089612           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         12/XX/2006        12/XX/2007                  VA     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489431  XXX     XXX             XXX               35089954           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        1/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489431  XXX     XXX             XXX               35089955           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated                                                                                                                     RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              1/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                 within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                           application due to missing information.                                                                                                                                                        violations.
625489431  XXX     XXX             XXX               35089956           compliance      2                ARM Disclosure Timing Test                                                        Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                    TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2006         1/XX/2007                   FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           application due to missing information.
625489431  XXX     XXX             XXX               35089957           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         1/XX/2006         1/XX/2007                   FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625489431  XXX     XXX             XXX               35089958           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      1/XX/2006                                     FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       C                            C                              C                           C
625489431  XXX     XXX             XXX               35089959           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     Under disclosure is due to the lender utilizing an index value of 3.6183% per     XXX                        TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            1/XX/2006         1/XX/2009                   FL     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.                          the approval, however the lowest index value available in the lookback period is                             for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             3.7508%.                                                                                                     liability.
625488415  XXX     XXX             XXX               35090143           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      5/XX/2001                                     SC     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488415  XXX     XXX             XXX               35090144           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      5/XX/2001                                     SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488415  XXX     XXX             XXX               35090146           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             5/XX/2001                                     SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.
625488415  XXX     XXX             XXX               35090147           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        5/XX/2001                                     SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488415  XXX     XXX             XXX               35090148           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            5/XX/2001         5/XX/2004                   SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488415  XXX     XXX             XXX               35090149           compliance      2                Final TIL Not Provided to Borrower At or Before Consummation                      Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                   TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                5/XX/2001         5/XX/2004                   SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488762  XXX     XXX             XXX               35090275           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        Yes                                    1/XX/2005                                     NY     Refinance - Cash-out - Other               Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625488762  XXX     XXX             XXX               35090276           compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Yes                                    1/XX/2005                                     NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488762  XXX     XXX             XXX               35090277           compliance      2                ARM Disclosure Status Test                                                        TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    1/XX/2005         1/XX/2006                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625488762  XXX     XXX             XXX               35090278           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    1/XX/2005         1/XX/2006                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625488762  XXX     XXX             XXX               35090279           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                     Yes                                    1/XX/2005         1/XX/2008                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488762  XXX     XXX             XXX               35090280           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    1/XX/2005         1/XX/2008                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625488762  XXX     XXX             XXX               35090281           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                     Yes                                    1/XX/2005                                     NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625488762  XXX     XXX             XXX               35090282           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                               Yes                                    1/XX/2005                                     NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625488762  XXX     XXX             XXX               35090283           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               Yes                                    1/XX/2005                                     NY     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625488762  XXX     XXX             XXX               35090284           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      Yes                                    1/XX/2005                                     NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
625488874  XXX     XXX             XXX               35090305           compliance      2                Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not  Massachusetts Home Loan: No evidence in loan file of document or worksheet                                                                                                                     The regulations do not clarify the enforcement provisions of Mass. Gen. L. c.                                            2/XX/2007         2/XX/2010                   MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                         in File                                                                           indicating how the lender determined that the home loan is in the borrower's                                                                                                                   183. Accordingly, the consequences of a compliance failure remain unclear. In
                                                                                                                                                                                           interest.                                                                                                                                                                                      particular, it is probable that a violation of the "borrower's interest"
                                                                                                                                                                                                                                                                                                                                                                                          standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.
625488874  XXX     XXX             XXX               35090306           compliance      2                Final TIL Estimated                                                               Final TIL disclosure found in file had markings indicating one or more entries                                                                                                                 TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                2/XX/2007         2/XX/2011                   MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
                                                                                                                                                                                           are estimates.                                                                                                                                                                                 defense to foreclosure. Assignee liability.
625489443  XXX     XXX             XXX               35090913           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      8/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  UTD                       No                       C                            C                              C                           C
625489443  XXX     XXX             XXX               35090914           credit          3                Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                         8/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  UTD                       No                       D                            D                              D                           D
625489443  XXX     XXX             XXX               35090915           compliance      1                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file. Note                                                                                                                                                                                                                                        8/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  UTD                       No                       A                            A                              A                           A                                                7/XX/2019                           Yes                                                                                                                                                                    2019/XX/04: Received Final HUD-1, exception cleared
                                                                                                                                                                                           Date of 08/XX/2006 used as disbursement date for compliance testing.
625489443  XXX     XXX             XXX               35090916           compliance      1                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                                                               8/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  UTD                       No                       A                            A                              A                           A                                                7/XX/2019                           Yes                                                                                                                                                                    2019/XX/04: Received Final HUD-1, exception cleared
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625489443  XXX     XXX             XXX               35090917           compliance      1                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  UTD                       No                       A                            A                              A                           A                                                7/XX/2019                           Yes                                                                                                                                                                    2019/XX/04: Received Final HUD-1, exception cleared
                                                                                                                                                                                           an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625489443  XXX     XXX             XXX               35090918           compliance      2                New York Late Charge Percent Testing                                              Note late charge exceeds maximum per state.                                       $XXX late charge exceeds 2% maximum per state (NY)                                                                                                                                                                                    8/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  UTD                       No                       B                            B                              B                           B
625489443  XXX     XXX             XXX               35090919           compliance      2                New York Prepayment Penalty                                                       New York Prepayment Penalty: Loan with an interest rate greater than 6% contains  PPP is expired. Prepayment penalty prohibited per state (NY).                                                                                                                                                                         8/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                           a prepayment penalty greater than 12 months.
625489443  XXX     XXX             XXX               35090920           compliance      2                Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as                                                                                                                                                                                                                                                8/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                           transaction date for purposes of determining compliance with rescission timing requirements
625489443  XXX     XXX             XXX               35090921           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            8/XX/2006         8/XX/2009                   NY     Refinance - Cash-out - Debt Consolidation  UTD                       No                       B                            B                              B                           B
625489443  XXX     XXX             XXX               35090922           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a                                                8/XX/2006         8/XX/2009                   NY     Refinance - Cash-out - Debt Consolidation  UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625489443  XXX     XXX             XXX               35090923           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                                                            8/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  UTD                       No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625489443  XXX     XXX             XXX               35090924           credit          3                Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                  8/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  UTD                       No                       D                            D                              D                           D
625489443  XXX     XXX             XXX               35090925           compliance      2                (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                      8/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  UTD                       No                       B                            B                              B                           B
625489443  XXX     XXX             XXX               35090926           credit          3                Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                                                              8/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  UTD                       No                       D                            D                              D                           D
625489443  XXX     XXX             XXX               35090927           compliance      2                Unable to determine occupancy, compliance results were generated using a                                                                                                                                                                                                                                                                                                                                  8/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  UTD                       No                       B                            B                              B                           B
                                                                                                         defaulted value of Primary.
625489443  XXX     XXX             XXX               35090928           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        8/XX/2006                                     NY     Refinance - Cash-out - Debt Consolidation  UTD                       No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
625488551  XXX     XXX             XXX               35091128           compliance      2                FACTA Disclosure Missing                                                          FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                 There is no Assignee Liability.                                                                                          12/XX/2006                                    MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625488551  XXX     XXX             XXX               35091129           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                                                            12/XX/2006        12/XX/2010                  MA     Refinance - Cash-out - Debt Consolidation  Primary                   Yes                      B                            B                              B                           B
625489069  XXX     XXX             XXX               35091139           compliance      2                Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                           2/XX/2006                                     NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
625489069  XXX     XXX             XXX               35091140           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        2/XX/2006                                     NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 1/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/XX/2005.
625489069  XXX     XXX             XXX               35091141           compliance      2                RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 RESPA (Sections 4 and 5) contains no explicit assignee liability provisions                                              2/XX/2006                                     NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Within 3 Business Days of Application                                             Loan Application Date.                                                                                                                                                                         within the statute or implementing regulation, Regulation X, for these type of violations.
625489069  XXX     XXX             XXX               35091142           compliance      2                TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance    Truth in Lending Act: Notice of Right to Cancel was not executed on the proper                                                                                                                 TILA ROR Form - Because this issue is not uniformly settled among the circuit                                            2/XX/2006         2/XX/2009                   NY     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         (Circuit 2, 5, 7, 8, 9, 10 or DC)                                                 Model Form for a refinancing by the same creditor. The H-8 form was used, the                                                                                                                  courts, the continuing risk that the borrower may have an extended right to
                                                                                                                                                                                           H-9 form should have been used.                                                                                                                                                                rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form
                                                                                                                                                                                                                                                                                                                                                                                          H-9 for refinances involving the same creditor.
625488031  XXX     XXX             XXX               35091255           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2002                                     GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.
625488031  XXX     XXX             XXX               35091256           compliance      2                ARM Disclosure Timing                                                             Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2002         7/XX/2003                   GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488031  XXX     XXX             XXX               35091257           compliance      2                CHARM Booklet Disclosure Timing                                                   Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         7/XX/2002         7/XX/2003                   GA     Refinance - Rate/Term                      Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.
625488838  XXX     XXX             XXX               35091293           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007                                     OR     Purchase                                   Primary                   No                       C                            C                              C                           C
625488838  XXX     XXX             XXX               35091294           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        7/XX/2007                                     OR     Purchase                                   Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
625487996  XXX     XXX             XXX               35091356           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                               Yes                                    1/XX/2008                                     FL     Refinance - UTD                            Primary                   No                       C                            C                              C                           C
625487996  XXX     XXX             XXX               35091357           compliance      2                Due to lack of appraised value, compliance tests requiring an LTV were run off                                                                                                                                                                                                                                                                                     Yes                                    1/XX/2008                                     FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                         an assumed value of a contract sales price or original loan amount, whichever applies.
625487996  XXX     XXX             XXX               35091358           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                      Yes                                    1/XX/2008                                     FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
625487996  XXX     XXX             XXX               35091359           compliance      3                Missing Final HUD-1: No Document Used For Fee Testing                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                                                                                                                                        Yes                                    1/XX/2008                                     FL     Refinance - UTD                            Primary                   No                       D                            D                              D                           D
                                                                                                                                                                                           Federal, State or Local compliance testing is unreliable.
625487996  XXX     XXX             XXX               35091360           compliance      2                Missing Initial Loan Application No Fees                                          No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                 Yes                                    1/XX/2008                                     FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625487996  XXX     XXX             XXX               35091361           compliance      2                Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                              TILA ROR - 3yrs for rescindable transactions.                                     Yes                                    1/XX/2008         1/XX/2011                   FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
625487996  XXX     XXX             XXX               35091362           compliance      2                TILA - Final TIL Missing                                                          Missing Final TIL.                                                                                                                                                                             TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a         Yes                                    1/XX/2008         1/XX/2011                   FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                                                                                                                                                                                                                          defense to foreclosure. Assignee liability.
625487996  XXX     XXX             XXX               35091363           compliance      2                ARM Disclosure Status                                                             TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    1/XX/2008         1/XX/2009                   FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           borrower.
625487996  XXX     XXX             XXX               35091364           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                  Yes                                    1/XX/2008         1/XX/2009                   FL     Refinance - UTD                            Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489606  XXX     XXX             XXX               35091550           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             2/XX/2006                                     ME     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
625489606  XXX     XXX             XXX               35091551           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            2/XX/2006         2/XX/2009                   ME     Refinance - Cash-out - Debt Consolidation  Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 02/XX/2006.
625489476  XXX     XXX             XXX               35091565           credit          3                Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                      4/XX/2004                                     SC     Refinance - Cash-out - Other               Primary                   No                       C                            C                              C                           C
625489476  XXX     XXX             XXX               35091566           compliance      2                Disbursement Date Missing                                                         Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                                                                                             4/XX/2004                                     SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
625489476  XXX     XXX             XXX               35091567           compliance      2                Missing Initial Loan Application Test                                             No evidence of application date located in file. Compliance tests were run using                                                                                                                                                                                                                                        4/XX/2004                                     SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
625489476  XXX     XXX             XXX               35091568           compliance      2                (Missing Data) Unable to determine if loan is a same lender refi                  Original Lender was not able to be determined. Unable to determine if correct                                                                                                                                                                                                                                           4/XX/2004         4/XX/2007                   SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           TILA rescission form was used.
625489476  XXX     XXX             XXX               35091569           compliance      2                South Carolina CHL Complaint Agency Disclosure Timing Test                        Unable to determine compliance with timing requirements due to missing Initial                                                                                                                 Exceptions occurring more than 6 years ago may be outside the states statute of                                          4/XX/2004         4/XX/2010                   SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           Loan Application Date.                                                                                                                                                                         limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
625489476  XXX     XXX             XXX               35091570           compliance      2                CHARM Booklet Disclosure Status                                                   TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages,                                                                                                                  TILA - subject to a 1 year SOL for affirmative claims under TILA                                                         4/XX/2004         4/XX/2005                   SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                                                                                                           CHARM Booklet, not provided to the borrower.
625489476  XXX     XXX             XXX               35091571           compliance      2                TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to                                                                                                               TILA ROR - 3yrs for rescindable transactions.                                                                            4/XX/2004         4/XX/2007                   SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                         Date                                                                              three (3) business days from transaction date of 04/XX/2004.
625489476  XXX     XXX             XXX               35091572           compliance      2                Final TIL Finance Charge Under Disclosed                                          Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from     TIL itemization did not disclose an attorney fee of $XXX as a prepaid finance     XXX                        TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years                                            4/XX/2004         4/XX/2007                   SC     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B
                                                                                                              calculated Finance Charge of $XXX in the amount of $XXX.                          charge. Also, it appears a lower index was used at origination than the 4%                                   for rescindable transactions. Unlimited as a defense to foreclosure. Assignee
                                                                                                                                                                                                                                                                             available within the look-back period.                                                                       liability.
625488496  XXX     XXX             XXX               35091867           credit          1                Final Title Policy is missing. No evidence of title was found in file.                                                                                                                                                                                                                                                                                                                                    9/XX/2002                                     NE     Refinance - Cash-out - Other               Primary                   No                       B                            B                              B                           B